As filed with the U.S. Securities and Exchange Commission on April 25, 2019
Registration No. 333-164156

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
SEC File No 811-7782
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST EFFECTIVE AMENDMENT NO. 10 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 47 [X]
John Hancock Variable Life Account S
(Exact Name of Registrant)
John Hancock Life Insurance Company (U.S.A.)
(Name of Depositor)
200 Berkeley Street
Boston, MA 02116
(Complete address of depositor’s principal executive offices)
Depositor's Telephone Number: 617-572-6000

JAMES C. HOODLET
John Hancock Life Insurance Company (U.S.A.)
U.S. INSURANCE LAW
200 BERKELEY ST.
BOSTON, MA 02116
(Name and complete address of agent for service)

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
If appropriate check the following box
[ ] this post-effective amendment designates a new effective date for a previously filed amendment
Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

Prospectus dated April 29, 2019
for interests in
John Hancock Variable Life Account S
Interests are made available under
Variable Estate Protection
a flexible premium variable universal survivorship life insurance policy
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
The policy provides a fixed account option with fixed rates of return declared by John Hancock USA and the following variable investment accounts:
500 Index
Active Bond
American Asset Allocation
American Global Growth
American Growth
American Growth-Income
American International
Blue Chip Growth
Capital Appreciation
Capital Appreciation Value
Core Bond
Emerging Markets Value
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Value
Global
Global Bond
Health Sciences
High Yield
International Equity Index
International Growth Stock
International Small Company
International Value
Investment Quality Bond
Lifestyle Balanced
Lifestyle Conservative
Lifestyle Growth
Lifestyle Moderate
Managed Volatility Aggressive
Managed Volatility Balanced
Managed Volatility Conservative
Managed Volatility Growth
Managed Volatility Moderate
Mid Cap Index
Mid Cap Stock
Mid Value
Money Market
PIMCO VIT All Asset
Real Estate Securities
Science & Technology
Select Bond
Short Term Government Income
Small Cap Index
Small Cap Opportunities
Small Cap Stock
Small Cap Value
Small Company Value
Strategic Income Opportunities
Total Bond Market
Total Stock Market Index
Ultra Short Term Bond
Utilities
* * * * * * * * * * * *
Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may no longer receive paper copies of the shareholder reports for the Portfolios offered through your John Hancock life insurance policy unless you specifically request paper copies from John Hancock. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time reports are posted and be provided with a website link to access those reports. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action.
Alternatively, you may request to receive reports in paper, free of charge, at any time, by calling John Hancock at 800-827-4546. Your election to receive reports in paper will apply to all Portfolios offered within your life insurance policy.

GUIDE TO THIS PROSPECTUS
This prospectus is arranged in the following way:
•	The first section is called “Summary of Benefits and Risks.” It contains a summary of the benefits available under the policy and of the principal risks of purchasing the policy. You should read this section before reading any other section of this prospectus.
•	Behind the Summary of Benefits and Risks section is a section called “Fee Tables” that describes the fees and expenses you will pay when buying, owning and surrendering the policy.
•	Behind the Fee Tables section is a section called “Detailed Information.” This section gives more details about the policy. It may repeat certain information contained in the Summary of Benefits and Risks section in order to put the more detailed information in proper context.
•	Finally, on the back cover of this prospectus is information concerning the Statement of Additional Information (the “SAI”) and how the SAI, audited financial statements for John Hancock USA and the Separate Account, personalized illustrations and other information can be obtained.

Prior to making any investment decisions, you should carefully review this product prospectus and all applicable supplements. In addition, you should review the prospectuses for the underlying funds that we make available as investment options under the policies. The funds' prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the funds. In the case of any of the portfolios that are operated as “feeder funds,” the prospectus for the corresponding “master fund” is also provided. If you need to obtain additional copies of any of these documents, please contact your John Hancock USA representative or contact our Service Office at the address and telephone number on the back page of this product prospectus.
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SUMMARY OF BENEFITS AND RISKS
The nature of the policy
This is a so-called “survivorship” policy that provides coverage on two insured persons. The policy’s primary purpose is to provide lifetime protection against economic loss due to the death of the last surviving insured person. The policy is unsuitable as a short-term savings vehicle because of the substantial policy-level charges. We are obligated to pay all amounts promised under the policy. The value of the amount you have invested under the policy may increase or decrease daily based on the investment results of the variable investment options that you choose. The amount we pay to the policy’s beneficiary upon the death of the last surviving insured person (we call this the “death benefit”) may be similarly affected. That’s why the policy is referred to as a “variable” life insurance policy. We call the investments you make in the policy “premiums” or “premium payments.” The amount we require as your first premium depends upon the specifics of your policy and the insured person. Except as noted in the Detailed Information section of this prospectus, you can make any other premium payments you wish at any time. That’s why the policy is called a “flexible premium” policy.
If the life insurance protection described in this prospectus is provided under a master group policy, the term “policy” as used in this prospectus refers to the certificate we issue and not to the master group policy.
Summary of policy benefits
Death benefit
When the last surviving insured person dies, we will pay the death benefit minus any outstanding loans. There are two ways of calculating the death benefit (Option A and Option B). You choose which one you want in the application. The two death benefit options are:
•	Option A - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit, if elected (as described below), or (2) the minimum insurance amount (as described under “The minimum insurance amount” provision in the Detailed Information section of this prospectus).
•	Option B - The death benefit will equal the greater of (1) the Total Sum Insured plus your policy’s account value on the date of death of the last surviving insured person, or (2) the minimum insurance amount.
Surrender of the policy
You may surrender the policy in full at any time. If you do, we will pay you the account value of the policy less any outstanding policy debt plus, if surrender occurs in the second policy year, a refund of a certain portion of sales charges equal to 5% of premiums paid in the second policy year up to the Target Premium. This is called your “surrender value.” You must return your policy when you request a surrender.
If you have not taken a loan on your policy, the “account value” of your policy will, on any given date, be equal to:
•	the amount you invested,
•	plus or minus the investment experience of the investment options you’ve chosen,
•	minus all charges we deduct, and
•	minus all withdrawals you have made.
If you take a loan on your policy, your account value will be computed somewhat differently. This is discussed under “Policy loans.”
Partial withdrawals
You may make a partial withdrawal of your surrender value at any time. Each withdrawal must be at least $1,000. There is a charge for each partial withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20. Your account value is automatically reduced by the amount of the withdrawal and the charge. We reserve the right to refuse a withdrawal if it would reduce the surrender value or the Total Sum Insured below certain minimum amounts.
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Policy loans
You may borrow from your policy at any time by completing the appropriate form. The minimum amount of each loan is $1,000. The maximum amount you can borrow is 90% of your account value, less any existing indebtedness as described in your policy. Interest is charged on each loan. You can pay the interest or allow it to become part of the outstanding loan balance. You can repay all or part of a loan at any time. If there is an outstanding loan when the insured person dies, it will be deducted from the death benefit. Policy loans permanently affect the calculation of your account value, and may also result in adverse tax consequences.
Optional benefit riders
When you apply for the policy, you can request any of the optional benefit riders that we make available. There are a number of such riders. Charges for most riders will be deducted monthly from the policy’s account value.
Investment options
The policy offers a number of investment options, as listed on page 1 of this prospectus. These investment options are subaccounts of John Hancock Variable Life Account S (the “Account” or “Separate Account”), a separate account operated by us under Michigan law. They cover a broad spectrum of investment styles and strategies. Although the funds of the series funds that underlie those investment options operate like publicly traded mutual funds, there are important differences between your investment options and publicly-traded mutual funds. You can transfer money from one investment option to another without tax liability. Moreover, any dividends and capital gains distributed by each underlying fund are automatically reinvested and reflected in the fund’s value and create no taxable event for you. If and when policy earnings are distributed (generally as a result of a surrender or partial withdrawal), they will be treated as ordinary income instead of as capital gains. Also, you must keep in mind that you are purchasing an insurance policy and you will be assessed charges at the policy level as well as at the fund level. Such policy level charges are significant and will reduce the investment performance of your investment options.
Summary of policy risks
Lapse risk
If the account value of your policy is insufficient to pay the charges when due, your policy (or part of it) can terminate (i.e. “lapse”). This can happen because you haven't paid enough premiums or because the investment performance of the investment options you've chosen has been poor or because of a combination of both factors. You’ll be given a “grace period” within which to make additional premium payments to keep the policy in effect. If lapse occurs, you’ll be given the opportunity to reinstate the policy by making the required premium payments and satisfying certain other conditions.
Since withdrawals reduce your account value, withdrawals increase the risk of lapse. Loans also increase the risk of lapse.
Investment risk
As mentioned above, the investment performance of any variable investment option may be good or bad. Your account value will rise or fall based on the investment performance of the variable investment options you’ve chosen. Some variable investment options are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the series funds.
Transfer risk
There is a risk that you will not be able to transfer your account value from one investment option to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of any fixed account option are more restrictive than those that apply to transfers out of variable investment accounts.
Market timing and disruptive trading risks
The policy is not designed for professional market timers or highly active traders, including persons or entities that engage in programmed, large or frequent transfers among the investment accounts or between the investment accounts and
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any available fixed account. The policy is also not designed to accommodate trading that results in transfers that are large in relation to the total assets of the underlying portfolio.
Variable investment accounts in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment accounts on a daily basis and allow transfers among investment accounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of investment accounts or to make large transfers in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in an investment account can be harmed by large or frequent transfer activity. For example, such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies. This could include causing the portfolio to maintain higher levels of cash than would otherwise be the case, or liquidating investments prematurely. Accordingly, frequent or large transfers may result in dilution with respect to interests held for long-term investment and adversely affect policy owners, beneficiaries and the underlying portfolios.
To discourage market timing and disruptive trading activity, we impose restrictions on transfers (see “Transfers of existing policy value”) and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges (see “How you communicate with us”). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period,
(ii) restricting the dollar amount of transfers,
(iii) restricting transfers into and out of certain investment accounts,
(iv) restricting the method used to submit transfers, and
(v) deferring a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.
We may also impose additional administrative conditions upon, or prohibit a transfer request made by a third party giving instructions on behalf of multiple policies, whether owned by the same owner or different owners. If you engage a third party for asset allocation services, then you may be subject to these transfer restrictions because of the actions of that party in providing those services. We will notify the third party you have engaged if we exercise this right.
While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long-term investors.
Tax risks
Life insurance death benefits are ordinarily not subject to income tax. Other Federal and state taxes may apply as further discussed below. In general, you will be taxed on the amount of lifetime distributions that exceed the premiums paid under the policy. Any taxable distribution will be treated as ordinary income (rather than as capital gains) for tax purposes.
In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the “Code”), your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called “7-pay limit” that limits the amount of premium that can be paid in relation to the policy’s death benefit. If the limit is violated, the policy will be treated as a “modified endowment contract,” which can have adverse tax consequences. There are also certain Treasury Department rules referred to as the “investor control rules” that determine whether you would be treated as the “owner” of the assets underlying your policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called “inside build-up” that is a major benefit of life insurance.
There is also a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made, surrender or lapse of the policy with a loan outstanding would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
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Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy.
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FEE TABLES
This section contains the tables that describe all of the fees and expenses that you will pay when buying, owning and surrendering the policy. In the first three tables, certain entries show the minimum charge, the maximum charge and the charge for a representative insured person. Other entries show only the maximum charge we can assess and are labeled as such. The remaining entries are always calculated in the same way, so we cannot assess a charge that is greater than the charge shown in the table. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown.
The first table below describes the fees and expenses that you will pay at the time that you pay a premium or withdraw account value.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum sales charge	Upon payment of premium	30% of Target Premiums paid in policy year 1
15% of Target Premiums paid in policy years 2-5
10% of Target Premiums paid in policy years 6-10
4% of Target Premiums paid in policy years 11-20
3% of Target Premiums paid in policy years 21 and thereafter
3.5% of any premiums paid in excess of Target Premiums in Policy years 1-10
3% of any premiums paid in excess of Target Premiums in policy year 11 and thereafter(1)
Premium tax charge	Upon payment of premium	2.35% of each premium paid
DAC tax charge	Upon payment of premium	1.25% of each premium paid
Premium processing charge	Upon payment of premium	1.25% of each premium paid(2)
Maximum partial withdrawal charge	Upon making a partial withdrawal	Lesser of $20 or 2% of withdrawal amount

(1)  The current charges differ from those shown above as follows: 3% of Target Premiums paid in policy year 11-20, 0% of Target Premiums paid in policy years 21 and thereafter, and 0% of any premiums paid in excess of Target Premiums in policy years 21 and thereafter. If the younger insured is 71 or older when the policy is issued, there will be no sales charges after policy year 11. The “Target Premium” for each policy year is determined at the time the policy is issued and appears in the “Policy Specifications” section of the policy. In general, the greater the proportion of Additional Sum Insured at issue, the lower the Target Premium.
(2)  For policies with a Total Sum Insured of $5 million or more, this charge will be reduced to as low as .50%.
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The next two tables describe the fees and expenses that you will pay periodically during the time you own the policy. These tables do not include fees and expenses paid at the fund level. Except for the M&E charge and the policy loan interest rate, all of the charges shown in the tables are deducted from your account value. The second table is devoted only to optional rider benefits.
Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Rate	Current Rate
Insurance charge(1)
Minimum charge	Monthly	$0.0001 per $1,000 of AAR	$0.0001 per $1,000 of AAR
Maximum charge	Monthly	$83.20 per $1,000 of AAR	$54.75 per $1,000 of AAR
Charge for representative insured persons	Monthly	$0.003 per $1,000 of AAR	$0.003 per $1,000 of AAR
Issue charge	Monthly	$55.55 only during policy years 1-5 plus 2¢ per $1,000 of Total Sum Insured at issue only during policy years 1-3(2)	$55.55 only during policy years 1-5 plus 2¢ per $1,000 of Total Sum Insured at issue only during policy years 1-3(2)
Administrative charge	Monthly	$10 in all policy years plus 3¢ per $1,000 of Total Sum Insured at issue in all policy years	$7.50 in all policy years plus 1¢ per $1,000 of Total Sum Insured at issue in policy years 1-10(3)
Guaranteed minimum death benefit charge(4)	Monthly, starting in policy year 11	3¢ per $1,000 of Basic Sum Insured at issue	1¢ per $1,000 of Basic Sum Insured at issue
M&E charge(5)	Daily from separate account assets	.003% of assets	.002% of assets for Total Sum Insured at issue of $500,000 to $5,000,000; or
.002% of assets for Total Sum Insured at issue of $5,000,000 -$15,000,000; or
.001% of assets for Total Sum Insured at issue of $15,000,000 or more
Maximum policy loan interest rate(6)	Accrues daily Payable annually	5.00%	5.00%

(1)  The insurance charge is determined by multiplying the amount of insurance for which we are at risk (the amount at risk or “AAR”) by the applicable cost of insurance rate. The rates vary widely depending upon, the length of time the policy has been in effect, the insurance risk characteristics of the insured persons and the gender of the insured persons. The “minimum” rate shown in the table is the rate in the first policy year for a policy issued to cover two 20 year old female preferred non-tobacco underwriting risks. The “maximum” rate shown in the table is the charge in policy year 25 for a policy issued to cover two 75 year old male substandard tobacco underwriting risks. This includes the so-called “extra mortality charge.” The “representative insured persons” referred to in the table are a 55 year old male preferred non-tobacco underwriting risk and a 50 year old female preferred non-tobacco underwriting risk. The charges shown in the table may not be particularly relevant to your current situation. For more information about cost of insurance rates, talk to your John Hancock USA representative.
(2)  The second part of this charge is guaranteed not to exceed $200.
(3)  For policies with a Total Sum Insured of $5 million or more, the first part of this charge is currently $0.
(4)  This charge only applies if the guaranteed minimum death benefit feature is elected to extend beyond the tenth policy year.
(5)  This charge only applies to separate account assets (i.e., those assets invested in the variable investment options). The charge does not apply to the fixed investment option. The effective annual rate equivalents of the actual unrounded daily rates charged are a guaranteed rate of .90% and current rates of .625%, .575% and .525% for the bands shown above.
(6)  5.00% is the maximum effective annual interest rate we can charge and applies only during policy years 1-20. The effective annual interest rate is 4.50% for policy year 21 and thereafter. The amount of any loan is transferred from the investment options to a special loan account which earns interest at an effective annual rate of 4.00%. Therefore, the true cost of a loan is the difference between the loan interest we charge and the interest we credit to the special loan account.
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Rider Charges
Charge	When Charge is Deducted	Amount Deducted
Policy Split Option Rider	Monthly	3¢ per $1,000 of current Total Sum Insured
The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment account offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets. For more information, please refer to the prospectus for the portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses[1]	0.42%	1.87%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.25% and 1.75%, respectively.
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DETAILED INFORMATION
This section of the prospectus provides additional detailed information that is not contained in the Summary of Benefits and Risks section.
Table of Variable Investment Accounts and Investment Subadvisers
When you select a Separate Account variable investment account, we invest your money in shares of a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) with respect to the PIMCO VIT All Asset portfolio) and hold the shares in a subaccount of the Separate Account. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account variable investment options you select. For more information, please refer to the prospectus for the underlying portfolio.
The JHVIT and the PIMCO Trust are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
Each of the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, and American International portfolios invests in Series 1 shares of the corresponding investment portfolio of the Trust. The American Asset Allocation, American Global Growth, American Growth, American Growth-Income and, American International portfolios (“American Portfolios”) operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the American Portfolios of the Trust for the marketing support services it provides.
The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. Compensation payments may be made by a portfolio’s investment adviser or its affiliates. The compensation payments are based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the prospectus for the underlying portfolio.
The following table provides a general description of the portfolios that underlie the variable investment accounts we make available under the policy. You bear the investment risk of any portfolio you choose as a variable investment account for your policy. You can find a full description of each portfolio, including the investment objectives and strategies, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment account.
The variable investment accounts in the Separate Account are not publicly traded mutual funds. The variable investment accounts are only available to you as variable investment accounts in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the variable investment accounts also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any variable investment account described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the variable investment accounts of our Separate Account.
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The portfolios available under the policies, the investment subadvisers (engaged by JHIMS or PIMCO) and the investment objective for each portfolio are described in the table below. For additional information regarding these portfolios’ investment objectives and strategies, policies and restrictions of and the risks relating to investment in the portfolios, please refer to the prospectus for the underlying portfolio.
Portfolio	Subadviser	Investment Objective
500 Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
American Asset Allocation	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term.
American Global Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital.
American Growth–Income	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital and income.
American International	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective.
Capital Appreciation	Jennison Associates LLC	To seek to provide long-term growth of capital.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Core Bond	Wells Capital Management, Incorporated	To seek to provide total return consisting of income and capital appreciation.
Emerging Markets Value	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
Equity Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital.
Financial Industries	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide growth of capital.
Fundamental All Cap Core	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental Large Cap Value	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term capital appreciation.
Global	Templeton Global Advisors Limited	To seek to provide long-term capital appreciation.
Global Bond	Pacific Investment Management Company LLC	To seek to provide maximum total return, consistent with preservation of capital and prudent investment management.
Health Sciences	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
High Yield	Western Asset Management Company	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
International Equity Index	SSGA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock	Invesco Advisers, Inc.	To seek to provide long-term growth of capital.
International Small Company	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
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Portfolio	Subadviser	Investment Objective
International Value	Templeton Investment Counsel, LLC	To seek to provide long-term growth of capital.
Investment Quality Bond	Wellington Management Company LLP	To seek to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income with some consideration given to growth of capital.
Lifestyle Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Lifestyle Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Managed Volatility Aggressive	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
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Portfolio	Subadviser	Investment Objective
Managed Volatility Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index.
Mid Cap Stock	Wellington Management Company, LLP	To seek to provide long-term growth of capital.
Mid Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available)	Pacific Investment Management Company LLC	To seek to provide maximum real return, consistent with preservation of real capital and prudent investment management.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to provide a combination of long-term capital appreciation and current income.
Science & Technology	Allianz Global Investors U.S. LLC; and T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is incidental to the portfolio’s objective.
Select Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index.
Small Cap Opportunities	Dimensional Fund Advisors LP; and GW&K Investment Management, LLC	To seek to provide long-term capital appreciation.
Small Cap Stock	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Cap Value	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Company Value	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income.
Total Bond Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.*
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index.
Ultra Short Term Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Utilities	Massachusetts Financial Services Company	To seek to provide capital growth and current income (income above that available from the portfolio invested entirely in equity securities).

*  The Barclays U.S. Aggregate Bond Index represents the U.S. investment grade bond market.
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If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by the 1940 Act).
Valuation
We will purchase and redeem series fund shares for the Separate Account at their net asset value without any sales or redemption charges. Shares of a series fund represent an interest in one of the funds of the series fund which corresponds to a subaccount of the Separate Account. Any dividend or capital gains distributions received by the Separate Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.
On each business day, shares of each series fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each series fund's net asset value per share determined for that same date. A “business day” is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern time).
Voting interest
We will vote shares of the portfolios held in the Separate Account at the shareholder meetings according to voting instructions timely received from persons having the voting interest under the policies. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the policy together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold in the Separate Account for policy owners in proportion to the instructions timely received by us from policy owners from all our Separate Accounts that are registered with the SEC under the 1940 Act. We will vote all portfolio shares that we otherwise are entitled to vote (including our own shares) on any matter in proportion to the instructions timely received by us and any affiliated insurance companies with respect to the matter from policy owners in Separate Accounts of these insurance companies that are registered with the SEC under the 1940 Act. The effect of this proportional voting is that a small number of policy owners can determine the outcome of a vote.
We determine the number of a series fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's variable investment account value held in the subaccount by the net asset value of one share in the series fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for a series fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a series fund, ratification of the selection of independent auditors, approval of series fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions. However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.
The voting privileges described above reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by John Hancock USA to be associated with the class of policies to which your policy belongs from the Separate Account to another separate account or subaccount, (2) to deregister the Separate Account under the 1940 Act, (3) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (4) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. Any such change will be made only if, in our judgment, the change would best serve the interests of owners of policies in your policy class or would be appropriate in carrying out the purposes of such policies. We would notify owners of any of the foregoing changes and to the extent legally required, obtain approval of affected owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.
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Description of John Hancock USA
Effective December 31, 2009, we entered into a merger agreement with John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”) and assumed legal ownership of all of the assets of JHLICO and JHVLICO, including those assets related to John Hancock Variable Life Account S, the separate account that currently funds your policy. Effective at the time of the merger, we became the depositor of John Hancock Variable Life Account S (the “Separate Account”).
Except for the succession of John Hancock USA as the depositor for the Separate Account and its assumption of the obligations arising under the policies, the merger did not affect the Separate Account or any provisions of, any rights and obligations under, or any of your allocations among investment options under, the policies. We will continue to administer and service inforce policies of JHLICO and JHVLICO in all jurisdictions where issued and will assume the direct responsibility for the payment of all claims and benefits and other obligations under these policies.
We are a stock life insurance company and are currently licensed in the District of Columbia and all states of the United States, except New York. We were incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan on December 30, 1992. Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of John Hancock USA and its subsidiaries. However, neither John Hancock USA nor any of its affiliated companies guarantees the investment performance of the Separate Account.
We are ranked and rated by independent financial rating services, which may include Moody's, Standard & Poor's, Fitch and A.M. Best. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the company, but they do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.
Description of Separate Account S
The variable investment options shown on page 1 are in fact subaccounts of the Separate Account and initially established by JHVLICO under Massachusetts law. On December 31, 2009, as a result of the merger of JHLICO and JHVLICO into John Hancock USA, we became the owner of all the assets of the Separate Account and currently operate the Separate Account under Michigan law (see “Description of John Hancock USA”).
The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management of the Separate Account or of us.
The Separate Account’s assets are our property. Each policy provides that amounts we hold in the Separate Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can’t be used to pay any indebtedness of John Hancock USA other than those arising out of policies that use the Separate Account. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of John Hancock USA’s other assets. John Hancock USA is obligated to pay all amounts promised to policy holders under the policy.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
The fixed investment option
Our obligations under the policy’s fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.
Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 (the “1933 Act”) and our general account has not been registered as an investment company
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under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option are, however, subject to certain generally applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Premiums
Planned premiums
The Policy Specifications page of your policy will show the “Planned Premium” for the policy. You choose this amount in the policy application. You will also choose how often to pay premiums—annually, semi-annually, quarterly or monthly. The dates on which the Planned Premiums are “due” are referred to as “modal processing dates.” The premium reminder notice we send you is based on the amount and period you choose. However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see “Lapse and reinstatement”).
Minimum premium payments
Each premium payment must be at least $100.
Maximum premium payments
Federal tax law limits the amount of premium payments you can make relative to the amount of your policy’s insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy (see “Tax considerations”). Also, we may refuse to accept any amount of an additional premium if:
•	that amount of premium would increase our insurance risk exposure, and
•	the insured persons don't provide us with adequate evidence that they continue to meet our requirements for issuing insurance.
In no event, however, will we refuse to accept any premium necessary to prevent the policy from terminating or to keep the guaranteed death benefit feature in effect.
Ways to pay premiums
If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to “John Hancock Life.” We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to our Service Office at the appropriate address shown on the back cover of this prospectus.
We will also accept premiums:
•	by wire or by exchange from another insurance company,
•	via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or
•	if we agree to it, through a salary deduction plan with your employer.
You can obtain information on these other methods of premium payment by contacting your John Hancock USA representative or by contacting our Service Office.
Processing premium payments
We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:
(1) We will process a payment received prior to a policy’s date of issue as if received on the business day immediately preceding the date of issue.
(2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.
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(3) We will process the portion of any premium payment for which we require evidence of the insured person’s continued insurability only after we have received such evidence and found it satisfactory to us.
(4) If we receive any premium payment that we think will cause a policy to become a modified endowment contract or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:
•	The tax problem resolves itself prior to the date the refund is to be made; or
•	The tax problem relates to modified endowment contract status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.
In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.
(5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.
Lapse and reinstatement
Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., “lapse”) for failure to pay charges due under the policy. If the guaranteed minimum death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed minimum death benefit feature is not in effect, the entire policy can lapse. In either case, if the policy’s surrender value is not sufficient to pay the charges on a monthly deduction date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day “grace period” to make that payment. If you don’t pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., “reinstate”) it within 1 year from the beginning of the grace period. You will have to provide evidence that the surviving insured persons still meet our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed minimum death benefit feature is not in effect and the last surviving insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan.
Generally, the suicide exclusion and incontestability provision will apply from the effective date of the reinstatement. Your policy will indicate if this is not the case. A surrendered policy cannot be reinstated.
Guaranteed minimum death benefit feature
This feature is available only if the insured persons meet certain underwriting requirements and only if you’ve elected death benefit Option A (see “The death benefit” below). The feature guarantees that your Basic Sum Insured will not lapseduring the first 10 policy years, regardless of adverse investment performance, if both of the following are true:
•	any Additional Sum Insured under the policy is not scheduled to exceed the Basic Sum Insured at any time (see “The death benefit” below), and
•	on each monthly deduction date during that 10 year period the amount of cumulative premiums you have paid accumulated at 4% (less all withdrawals from the policy accumulated at 4%) equals or exceeds the sum of all Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4%.
The Guaranteed Minimum Death Benefit Premium (or “GMDB Premium”) is defined in the policy and one-twelfth of it is “due” on each monthly deduction date. The term monthly deduction date is defined under “Procedures for issuance for a policy.” On the application for the policy, you may elect for this feature to extend beyond the tenth policy year. If you so elect, we will impose a special charge for this feature after the tenth policy year. You may revoke the election at any time.
No GMDB Premium will ever be greater than the so-called “guideline premium” for the policy as defined in section 7702 of the Code. Also, the GMDB Premiums may change in the event of any change in the Additional Sum Insured of the
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policy or any change in the death benefit option (see “The death benefit” below). The GMDB Premium varies from policy to policy based upon a number of factors, including each insured person’s issue age, insurance risk characteristics and (generally) gender.
If the guaranteed minimum death benefit test is not satisfied on any monthly deduction date, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have 61 days after default to make that payment. If you don’t pay at least the required amount by the end of that period, the feature will lapse. The feature may be reinstated in accordance with the terms of the policy within 5 years after the monthly deduction date on which default occurred. If it is reinstated more than 1 year after such monthly deduction date, we will require evidence that the surviving insured persons still meet our requirements for issuing coverage. We may refuse to reinstate the feature more than once during the life of the policy.
The guaranteed minimum death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see “The death benefit” below).
If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.
The death benefit
In your application for the policy, you will tell us how much life insurance coverage you want on the lives of the insured persons. This is called the “Total Sum Insured.” Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. The only limitation on how much Additional Sum Insured you can have is that it generally cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under “Basic Sum Insured vs. Additional Sum Insured” below.
When the last surviving insured person dies, we will pay the death benefit minus any outstanding loans, accrued interest and unpaid fees and charges. There are two ways of calculating the death benefit. You must choose which one you want in the application. The two death benefit options are:
•	Option A - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit, if elected (as described below), or (2) the minimum insurance amount (as described below).
•	Option B - The death benefit will equal the greater of (1) the Total Sum Insured plus your policy’s account value on the date of death of the last surviving insured person, or (2) the minimum insurance amount.
For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A than under Option B for the same premium payments.
Optional extra death benefit feature
If you elect the Option A death benefit, you may also elect this optional extra death benefit feature. The optional extra death benefit is determined on each annual processing date as follows:
•	First, we multiply your account value by a factor specified in the policy. The factor is based on the age of the younger insured person.
•	We will then subtract your Total Sum Insured.
Any excess is the optional extra death benefit for the remainder of that policy year. This feature may result in the Option A death benefit being higher than the minimum insurance amount. Although there is no special charge for this feature, your monthly insurance charge will be based on that higher death benefit amount. Election of this feature must be made in the application for the policy. You may revoke your election at any time, but there may be adverse tax consequences if you do. An “annual processing date” is the first business day of a policy year.
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Limitations on payment of death benefit
If either insured person commits suicide within certain time periods (generally within two years from the Issue Date of the policy), the amount payable will be equal to the premiums paid, less the amount of any policy debt on the date of death, and less any withdrawals, unless otherwise provided by your policy.
Also, if an application misstated the age or sex of either of the insured persons, we will adjust, if necessary, the Base Face Amount, any Supplemental Face Amount, and every other benefit to that which would have been purchased at the correct age or sex by the most recent cost of insurance charges or as otherwise provided by your policy.
Basic Sum Insured vs. Additional Sum Insured
As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.
For the same amount of premiums paid, the charges deducted from premiums and from the account value and the amount of compensation paid to the selling insurance agent will generally be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed minimum death benefit feature. Therefore, if the policy’s surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed minimum death benefit feature.
Generally, you will incur lower charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed minimum death benefit feature, the proportion of the policy’s Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance. As stated earlier in this prospectus, the guaranteed minimum death benefit feature does not apply if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. If such was the case, you would presumably wish to maximize the proportion of the Additional Sum Insured.
If you want to purchase Additional Sum Insured, you may select from among several forms of it: a level amount of coverage; an amount of coverage that increases on each policy anniversary up to a prescribed limit; an amount of coverage that increases on each policy anniversary to the amount of premiums paid during prior policy years plus the Planned Premium for the current policy year, subject to certain limits; or a combination of those forms of coverage.
Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see “Tax considerations”).
The minimum insurance amount
In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. For policies of this type, we will apply the “cash value accumulation test” as described in Federal tax law. Under the cash value accumulation test, we compute the minimum insurance amount on each monthly deduction date by multiplying the account value on that date by the death benefit factor applicable on that date. The death benefit factors are derived by applying the cash value accumulation test. The death benefit factor decreases for each year the policy remains in effect. A table showing the factor for each policy year will appear in the policy.
Requesting an increase in coverage
The Basic Sum Insured generally cannot be increased after policy issue. After the first policy year, we may approve an increase in the Additional Sum Insured. However, you will have to provide us with evidence that the surviving insured persons still meet our requirements for issuing insurance coverage. As to when an approved increase would take effect, see “Effective date of certain policy transactions” below.
Requesting a decrease in coverage
The Basic Sum Insured generally cannot be decreased after policy issue. After the first policy year, we may approve a reduction in the Additional Sum Insured, but only if:
•	the remaining Total Sum Insured will be at least $500,000, and
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•	the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy’s life insurance status.
We may refuse any decrease in the Additional Sum Insured if it would cause the death benefit to reflect an increase pursuant to the optional extra death benefit feature. As to when an approved decrease would take effect, see “Effective date of certain policy transactions” below.
Change of death benefit option
Changes of death benefit option are not permitted under our current administrative rules. We expect to be able to allow a change from Option B to Option A in the near future, but that is not guaranteed.
Effective date of certain policy transactions
The following transactions take effect on the policy anniversary on or next following the date we approve the request:
•	Additional Sum Insured increases
•	Change of death benefit option from Option B to Option A, when and if permitted by our administrative rules (see “Change of death benefit option” above)
Total Sum Insured decreases take effect on the monthly deduction date on or next following the date we approve the request for decrease.
Tax consequences of coverage changes
Please read “Tax considerations” to learn about possible tax consequences of changing your insurance coverage under the policy.
Your beneficiary
You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the death of the last surviving insured person. Until the death of the last surviving insured person, you can change your beneficiary by written request. Such a change requires the consent of any named irrevocable beneficiary. A new beneficiary designation will not affect any payments we make before we receive it. If no beneficiary is living when the last surviving insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.. You may change the beneficiary during that insured person’s lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the last surviving insured person dies, we will pay the insurance proceeds to the owner or the owner’s estate.
Ways in which we pay out policy proceeds
You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary's name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Please contact our Service Office for more information. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:
•	Option 1 - Proceeds left with us to accumulate with interest
•	Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out
•	Option 2B - Equal monthly payments for a specified period of time
•	Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years
•	Option 4 - Equal monthly payments for life with no refund
•	Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven’t been paid out
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You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3.50%.
Changing a payment option
You can change the payment option at any time before the proceeds are payable. If you haven’t made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.
Tax impact of payment option chosen
There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.
The account value
From each premium payment you make, we deduct the charges described under “Deductions from premium payments.” We invest the rest in the investment options you've elected. Special investment rules apply to premiums processed prior to the Allocation Date (see “Premiums - - Processing premium payments”).
Over time, the amount you’ve invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of a series fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under “Description of charges at the policy level.” We calculate the unit values for each investment account once every business day as of the close of trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. Sales and redemptions within any investment account will be transacted using the unit value next calculated after we receive your request either in writing or other form that we specify. If we receive your request before the close of our business day, we'll use the unit value calculated as of the end of that business day. If we receive your request at or after the close of our business day, we'll use the unit value calculated as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.
The amount you’ve invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. Amounts you invest in a fixed investment option will not be subject to the mortality and expense risk charge. Otherwise, the policy level charges applicable to the fixed investment option are the same as those applicable to the variable investment options.
Commencement of investment performance
Any premium payment processed prior to the twentieth day after the policy’s date of issue will automatically be allocated to the Money Market B investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market B investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.
All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.
Allocation of future premium payments
At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.
Transfers of existing account value
You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.
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The policies are not designed for professional market timing organizations or other persons or entities that use programmed, large or frequent transfers among investment options, as described in the “Market timing and disruptive trading risks” section of this prospectus. As a consequence, we have reserved the right to impose limits on the number and frequency of transfers into and out of variable investment options. Under our current rules, we impose the following restrictions on transfers into and out of variable investment options. Transfers out of a fixed investment option are subject to additional limitations noted below.
Our current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraphs). For purposes of this restriction, and in applying the limitation on the number of free transfers, any transfers made during the period from the opening of a business day (usually 9:00 a.m. Eastern time) to the close of that business day (usually 4:00 p.m. Eastern time) are considered one transfer. You may, however, transfer to the Money Market investment option even if the two transfer per month limit has been reached, but only if 100% of the account value in all variable investment options is transferred to the Money Market investment option. If such a transfer to the Money Market investment option is made then, for the 30 calendar day period after such transfers, no transfers from the Money Market investment option to any other investment options (variable or fixed) may be made. If your policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Policies such as yours may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any account values are transferred from one variable investment option into a second variable investment option, the values can only be transferred out of the second investment option if they are transferred into the Money Market investment option; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market investment option may not be transferred out of the Money Market investment option into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Subject to our approval, we may offer policies purchased by a corporation or other entity that has purchased policies to match its liabilities under an employee benefit plan, as described above, the ability to electronically rebalance the investment options in its policies. Under these circumstances, in lieu of imposing any specific limit upon the number or timing of transfers, we will monitor aggregate trades among the sub-accounts for frequency, pattern and size for potentially harmful investment practices. If we detect trading activity that we believe may be harmful to the overall operation of any investment account or underlying portfolio, we may impose conditions on policies employing electronic rebalancing to submit trades, including setting limits upon the number and timing of transfers, and revoking privileges to make trades by any means other than written communication submitted via U.S. mail.
While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors. The restrictions described in these paragraphs will be applied uniformly to all policy owners subject to the restrictions.
Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to the Trust or to other investment companies in which the Separate Account invests, at their request. An investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.
If we change any of the above rules relating to transfers, we will notify you of the change. Transfers under the dollar cost averaging program will not be counted toward any limit or restriction on transfers into and out of variable investment options.
Transfers out of the fixed investment option are currently subject to the following restrictions.
•	You can only make such a transfer once in each policy year.
•	Any transfer request received within 6 months of the last transfer out of the fixed investment option will not be processed until such 6 month period has expired.
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•	The most you can transfer at any one time is the greater of (i) $500, (ii) 20% of the assets in your fixed investment option or (iii) the amount transferred out of your fixed investment option during the previous policy year.
We reserve the right to impose a minimum amount limit on transfers out of the fixed investment option.
If there is a default as described in the “Lapse and reinstatement” provision and a “grace period” is triggered, you will be prohibited from making any transfers among investment options while the grace period remains in effect.
Dollar cost averaging
This is a program of automatic monthly transfers out of the Money Market investment option into one or more of the other variable investment options. You choose the investment options and the dollar amount and timing of the transfers. Any transfer made under this program will not count toward the annual transfer limit described under “Transfers of existing account value.” The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. Obviously, the success of this strategy depends on market trends and is not guaranteed. No fee is charged for this program.
Scheduled transfers under this option may be made from the Money Market investment option to not more than nine other variable investment options. However, the amount transferred to any one investment option must be at least $100.
Once we receive the election in form satisfactory to us at our Service Office, transfers will begin on the second monthly deduction date following its receipt. Once elected, the scheduled monthly transfer option will remain in effect for so long as you have at least $2,500 of your account value in the Money Market investment option, or until we receive written notice from you of cancellation of the option or notice of the death of the last surviving insured person.
Surrender and partial withdrawals
Full surrender
You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy debt plus, if surrender occurs in the second policy year, a refund of a certain portion of sales charges equal to 5% of premiums paid in the second policy year up to the Target Premium. This is called your “surrender value.” You must return your policy when you request a full surrender. We process surrenders as of the day we receive the surrender request.
Partial withdrawals
You may make a partial withdrawal of your surrender value at any time. Each partial withdrawal must be at least $1,000. There is a charge for each partial withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. The amount in each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your surrender value to fall below 3 months’ worth of monthly charges (see “Deductions from account value”). We also reserve the right to refuse any partial withdrawal that would cause the policy’s Total Sum Insured to fall below $500,000. Any partial withdrawal (other than a Terminated ASI Withdrawal Amount, as described below) will reduce your death benefit under either Option A or Option B (see “The death benefit”) and under the guaranteed minimum death benefit feature (see “Guaranteed minimum death benefit feature”). Under Option A, such a partial withdrawal will reduce the Total Sum Insured. Under the guaranteed minimum death benefit feature, such a partial withdrawal will reduce the Basic Sum Insured. A “Terminated ASI Withdrawal Amount” is any partial withdrawal made while there is an Additional Sum Insured under the policy that later lapses as described under “Lapse and reinstatement.” The total of all Terminated ASI Withdrawal Amounts cannot exceed the Additional Sum Insured in effect immediately before the Additional Sum Insured lapses.
Policy loans
You may borrow from your policy at any time by completing a form satisfactory to us. However, you can't borrow from your policy during a “grace period” (see “Lapse and reinstatement”). The maximum amount you can borrow is 90% of your account value, less any existing indebtedness.
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The minimum amount of each loan is $1,000. The interest charged on any loan is currently an effective annual rate of 5.00% in the first 20 policy years and 4.50% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.00%. The tax consequences of a loan interest credited differential of 0% are unclear. You should consult a tax adviser before effecting a loan to evaluate possible tax consequences. If we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law. The right to increase the rate charged on the loan is restricted in some states. Please see your John Hancock USA representative for details. We process policy loans as of the day we receive the loan request.
Repayment of policy loans
You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:
•	The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.
•	The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.
If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments. We process loan repayments as of the day we receive the repayment.
Effects of policy loans
The account value, the net cash surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.
The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.
Whenever the outstanding loan exceeds 90% of your account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee’s last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Policy loans may also result in adverse tax consequences under certain circumstances (see “Tax considerations”).
Description of charges at the policy level
Deductions from premium payments
•	Premium tax charge - A charge to cover state premium taxes we currently expect to pay, on average. This charge is currently 2.35% of each premium.
•	DAC tax charge - A charge to cover the increased Federal income tax burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.
•	Premium processing charge - A charge to help defray our administrative costs. This charge is 1.25% of each premium. For policies with a Total Sum Insured of $5 million or more, this charge will be reduced to as low as .50%
•	Sales charge - A charge to help defray our sales costs. The charge for premiums paid in the first policy year is 30% of premiums paid up to the Target Premium, and 3.5% of premiums paid in excess of the Target Premium. The charge for premiums paid after the first policy year up to the Target Premium is 15% in policy years 2 through 5, 10% in policy years 6 through 10, up to 4% (currently 3%) in policy years 11 through 20, and up to 3% (currently 0%) thereafter. The charge for premiums paid after the first policy year in excess of the Target Premium is 3.5% in policy years 2
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through 10, 3% in policy years 11 through 20, and up to 3% (currently 0%) thereafter. If the younger of the insured persons is age 71 or older when the policy is issued, there will be no sales charges deducted from premiums paid after the eleventh policy year. The “Target Premium” is determined at the time the policy is issued and will appear in the “Policy Specifications” section of the policy.
Deductions from account value
•	Issue charge - A monthly charge to help defray our administrative costs. This charge has two parts: (1) a flat dollar amount of $55.55 deducted only during the first five policy years, and (2) a charge of 2¢ per $1,000 of Total Sum Insured at issue that is deducted only during the first three policy years. The second part of this monthly charge is guaranteed not to exceed $200.
•	Administrative charge - A monthly charge to help defray our administrative costs. This charge also has two parts: (1) a flat dollar charge of up to $10 (currently $7.50), and (2) a charge of 3¢ per $1,000 of Total Sum Insured at issue (currently 1¢ per $1,000 of Total Sum Insured at issue deducted only during the first ten policy years). However, for policies with a Total Sum Insured at issue of $5 million or more, the first part of this charge is currently zero.
•	Insurance charge - A monthly charge for the cost of insurance. To determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of each of the insured persons, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as each insured person’s attained age increases. (An insured person’s “attained age” on any date is his or her age on the birthday nearest that date.) The insurance charge is not affected by the death of the first insured person to die.
•	M & E charge - A daily charge for mortality and expense risks we assume. This charge is deducted from the variable investment options. It does not apply to the fixed investment option. We guarantee that this charge will never exceed an effective annual rate of .90%. The effective annual rate will vary depending upon the Total Sum Insured at issue. The current charge levels are as follows: .625% for a Total Sum Insured of at least $500,000 but less than $5 million, .575% for a Total Sum Insured of at least $5 million but less than $15 million, and .525% for a Total Sum Insured of $15 million or more.
•	Guaranteed minimum death benefit charge - A monthly charge beginning in the eleventh policy year if the guaranteed minimum death benefit feature is elected to extend beyond the first ten policy years. This charge is currently 1¢ per $1,000 of Basic Sum Insured at issue and is guaranteed not to exceed 3¢ per $1,000 of Basic Sum Insured at issue.
•	Optional benefits charge - Monthly charges for optional insurance benefits added to the policy by means of a rider. The riders we currently offer are described under “Optional benefit riders you can add.”
•	Partial withdrawal charge - A charge for each partial withdrawal of account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20.
Loan interest rate
The maximum loan interest charged on any loan is shown in the Fee Tables and described under “Policy loans” in this prospectus.
Additional information about how certain policy charges work
Sales expenses and related charges
The sales charges help to compensate us for the cost of selling our policies (see “Description of charges at the policy level”). The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policy. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. Similarly, administrative expenses not fully recovered by the issue charge and the administrative charge may also be recovered from such other sources.
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Effect of premium payment pattern
You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $14,000. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to and including the ninth policy year, you would pay total sales charges of only $9,750. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed minimum death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy’s 7-pay premium limit and, as a result, cause the policy to become a modified endowment contract, with adverse tax consequences to you upon receipt of policy distributions (see “Tax considerations”).
Method of deduction
We deduct the monthly charges described in the Fee Tables section from your policy’s investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.
The insurance under the policy continues in full force during any grace period but, if the last surviving insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.
Reduced charges for eligible classes
The charges otherwise applicable (including the M&E charge) may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association’s capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.
Other charges we could impose in the future
Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.
We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels or in the Federal income tax treatment of the deferred acquisition costs for this type of policy.
Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. Currently, premium tax levels range from 0 - 3.5%. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.
Description of charges at the fund level
The funds must pay investment management fees and other operating expenses. These fees and expenses (shown in the prospectus for the underlying portfolio) are different for each fund and reduce the investment return of each fund. Therefore,
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they also indirectly reduce the return you will earn on any variable investment options you select. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.
Other policy benefits, rights and limitations
Optional benefit riders you can add
When you apply for a policy, you can request any of the optional benefit riders that we then make available. Availability of any rider, the benefits it provides and the charges for it may vary by state. Our rules and procedures will govern eligibility for any rider and, in some cases, the configuration of the actual rider benefits. Each rider contains specific details that you should review before you decide to choose the rider. Charges for most riders will be deducted from the policy’s account value. We may change these charges (or the rates that determine them), but not above any applicable maximum amount stated in the Policy Specifications page of your policy. As of the date of this prospectus, only the policy split option rider is available.
•	Policy Split Option - At the time of policy issue, you may elect a rider that will permit the Total Sum Insured to be evenly split into two separate policies, one for each insured person, but only if the insured persons get divorced or certain Federal tax law changes occur. The rider may be cancelled at any time, but it will automatically terminate on the date of death of the first insured person to die or on the policy anniversary nearest the older insured person’s 80th birthday, whichever is earlier. A policy split could have adverse tax consequences, so check with your tax adviser before electing this rider.
Variations in policy terms
Insurance laws and regulations apply to us in every state in which our policies are sold. As a result, terms and conditions of your insurance coverage may vary depending on where you purchase a policy. We disclose all material variations in this prospectus.
We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under “Reduced charges for eligible classes.” No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.
Any variation discussed above will be made only in accordance with uniform rules that we adopt and that we apply fairly to our customers.
Procedures for issuance of a policy
Generally, the policy is available with a minimum Total Sum Insured at issue of $500,000 and a minimum Basic Sum Insured at issue of $250,000. At the time of issue, each insured person must have an attained age of at least 20 and no more than 80. All insured persons must meet certain health and other insurance risk criteria called underwriting standards.
Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured persons in either the premium rates or the charges or values under the policy.
Minimum initial premium
The Minimum Initial Premium must be received by us at our Service Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of each of the insured persons, the Total Sum Insured at issue, and the policy options you have selected.
Commencement of insurance coverage
After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured persons' risk classification should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the last surviving insured person dies (except for the circumstances described under “Temporary coverage prior to policy delivery” below).
The policy will take effect only if all of the following conditions are satisfied.
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•	The policy is delivered to and received by the applicant.
•	The Minimum Initial Premium is received by us.
•	Each insured person is living and still meets our criteria for issuing insurance.
If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the “date of issue.” That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.
Backdating
In order to preserve a younger age at issue for at least one of the insured persons, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as “backdating” and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.
The conditions for coverage described above under “Commencement of insurance coverage” must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (if it is used to preserve an insured person’s younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.
Temporary coverage prior to policy delivery
If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary survivorship term life insurance coverage on the insured persons for a period prior to the time coverage under the policy takes effect. Such temporary survivorship term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.
Monthly deduction dates
Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.
Changes that we can make as to your policy
We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.
In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include those listed below.
•	Changes necessary to comply with or obtain or continue exemptions under the Federal securities laws
•	Combining or removing investment options
•	Changes in the form of organization of any separate account
Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.
The owner of the policy
Who owns the policy? That’s up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Wherever the term “you” appears in this prospectus, we’ve assumed that the reader is the person who has the right or privilege being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.
While either of the insured persons is alive, you will have a number of options under the policy. These options include those listed below.
•	Determine when and how much you invest in the various investment options
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•	Borrow or withdraw amounts you have in the investment options
•	Change the beneficiary who will receive the death benefit
•	Change the amount of insurance
•	Turn in (i.e., “surrender”) the policy for the full amount of its surrender value
•	Choose the form in which we will pay out the death benefit or other proceeds
It is possible to name so-called “joint owners” of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.
Policy cancellation right
You have the right to cancel your policy within the latest of the following periods:
•	10 days after you receive it (this period may be longer in some states);
•	10 days after mailing by John Hancock USA of the Notice of Withdrawal Right; or
•	45 days after the date Part A of the application has been completed.
This is often referred to as the “free look” period. During this period, your premiums will be allocated as described under “Processing premium payments” in this prospectus. To cancel your policy, simply deliver or mail the policy to us at one of the addresses shown on the back cover, or to the John Hancock USA representative who delivered the policy to you.
In most states, you will receive a refund of any premiums you’ve paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by John Hancock USA prior to that date. The date of cancellation will be the date of such mailing or delivery.
Reports that you will receive
At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.
Semi-annually we will send you a report containing the financial statements of each series fund, including a list of securities held in each fund.
Assigning your policy
You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.
When we pay policy proceeds
General
We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary's name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Please contact our Service Office for more information.
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Delay to challenge coverage
We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.
Delay for check clearance
We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system. We will not delay payment longer than necessary for us to verify a check has cleared the banking system.
Delay of separate account proceeds
We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (3) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.
Delay of general account surrender proceeds
State laws allow us to defer payment of any portion of the surrender value derived from the fixed investment option for up to 6 months. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis.
How you communicate with us
General rules
You should mail or express all checks and money orders for premium payments and loan repayments to our Service Office at the appropriate address shown on the back cover.
Under our current rules, certain requests must be made in writing and be signed and dated by you. These requests include those listed below.
•	loans
•	surrenders or partial withdrawals
•	change of death benefit option
•	increase or decrease in Total Sum Insured
•	change of beneficiary
•	election of payment option for policy proceeds
•	tax withholding elections
•	election of telephone transaction privilege
The following requests may be made either in writing (signed and dated by you) or by telephone or fax if a special form is completed (see “Telephone and facsimile transactions” below).
•	transfers of account value among investment options
•	change of allocation among investment options for new premium payments
You should mail or express all written requests to our Service Office at the appropriate address shown on the back cover. You should also send notice of the insured person's death and related documentation to our Service Office. We don't consider that we've “received” any communication until such time as it has arrived at the proper place and in the proper and complete form.
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We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from our Service Office or your John Hancock USA representative. Each communication to us must include your name, your policy number and the name of each of the insured persons. We cannot process any request that doesn’t include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered “received” by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.
Telephone and facsimile transactions
If you complete a special authorization form, you can request transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-521-1234 or by faxing us at 1-617-572-1571. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.
If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.
As stated earlier in this prospectus, the policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we have imposed restrictions on transfers. However, we also reserve the right to change our telephone and facsimile transaction policies or procedures at any time. Moreover, we also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.
Distribution of policies
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the Trust, whose securities are used to fund certain variable investment accounts under the policies and under other annuity and life insurance products we offer.
JH Distributors' principal address 200 Berkeley Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. In addition, we, either directly or through JH Distributors, have entered into agreements with other financial intermediaries that provide marketing, sales support and certain administrative services to help promote the policies (“financial intermediaries”). In a limited number of cases, we have entered into loans, leases or other financial agreements with these broker-dealers or financial intermediaries or their affiliates.
Compensation
The broker-dealers and other financial intermediaries that distribute or support the marketing of our policies may be compensated by means of various compensation and revenue sharing arrangements. A general description of these arrangements is set out below under “Standard compensation” and “Additional compensation and revenue sharing.” These arrangements may differ between firms, and not all broker-dealers or financial intermediaries will receive the same compensation and revenue sharing benefits for distributing our policies. Also, a broker-dealer may receive more or less compensation or other benefits for the promotion and sale of our policy than it would expect to receive from another issuer.
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Under their own arrangements, broker-dealers determine how much of any amounts received from us is to be paid to their registered representatives.
Policy owners do not pay any compensation or revenue sharing benefits directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying fund’s distribution plan (“12b-1 fees”), the fees and charges imposed under the policy and other sources.
You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy. We provide additional information on special compensation or reimbursement arrangements involving broker-dealers and other financial intermediaries in the SAI, which is available upon request.
Standard compensation. JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies, and for providing ongoing service in relation to policies that have already been purchased. We may also pay a limited number of broker-dealers commissions or overrides to “wholesale” the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling.
The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. The compensation paid is not expected to exceed 135% of the target premium plus 8% of any excess premium paid in the first policy year, 10% of the target premium plus 5% of any excess premium paid in the second through fourth policy year, and 8% of the target and excess premium paid in policy years 5 through 10. This compensation schedule is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders).
Additional compensation and revenue sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter into special compensation or reimbursement arrangements (“revenue sharing”), either directly or through JH Distributors, with selected broker-dealers and other financial intermediaries. In consideration of these arrangements, a firm may feature our policy in its sales system, give us preferential access to sales staff, or allow JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force. We hope to benefit from these revenue sharing and other arrangements through increased sales of our policies.
Selling broker-dealers and other financial intermediaries may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's “due diligence” examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public or client seminars, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions, and/or other contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash or other rewards as may be permitted under FINRA rules and other applicable laws and regulations.
Tax considerations
This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.
General
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our policy
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holder reserves. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a charge we may impose against the Separate Account to compensate us for the cost of a delay in the deductibility of deferred acquisition costs (the “DAC tax” adjustment) pursuant to section 848 of the Internal Revenue Code. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that is passed through to policy owners.
The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes where applicable. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.
Death benefit proceeds and other policy distributions
Generally, death benefits paid under policies such as yours are not subject to income tax unless policy ownership has been transferred in exchange for payment. Earnings on your account value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. Any portion not treated as a return of your premiums would be includible in your income.
Please note that certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.
However, some of the tax rules change if your policy becomes a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. In that case, additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)
We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.
If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. (As noted above, a transfer of the policy for valuable consideration may limit the exclusion of death benefits from the beneficiary's income.)
Increases in account value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed only on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it were a result of the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).
Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership.
It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were
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in excess of amounts permitted under section 7702, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.
Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.
Policy loans
We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, an amount equal to any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Diversification rules and ownership of the Separate Account
Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investor control” over the underlying assets.
In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the Separate Account used to support the policy. In those circumstances, income and gains from the Separate Account assets would be includible in the policy owner's gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of Separate Account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 (T.D. 8101) stated that guidance would be issued in the form of regulations or rulings on “the extent to which policyholders may direct their investments to particular sub-accounts of a Separate Account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of Separate Account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Separate Account.
We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
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7-pay premium limit and modified endowment contract status
At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.
The 7-pay limit at any time during the first seven contract years is the total of net level premiums that would have been payable at or before that time under a comparable fixed policy that would be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.
Policies classified as modified endowment contracts are subject to the following tax rules:
•	First, all withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the withdrawal over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.
•	Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.
•	Third, a 10% additional penalty tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
•	is made on or after the date on which the policy owner attains age 59½;
•	is attributable to the policy owner becoming disabled; or
•	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.
These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.
Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.
Moreover, under a policy insuring a single life, if there is a reduction in benefits (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, a reduction in benefits under the policy at any time will require re-testing. For such a policy the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
If your policy is issued as a result of an exchange subject to section 1035 of the Internal Revenue Code, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice. A new policy issued in exchange for a modified endowment contract will also be a modified endowment contract regardless of any change in the death benefit.
All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the rules on taxation of withdrawals from
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modified endowment contracts. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
Corporate and H.R. 10 retirement plans
The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.
Withholding
To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions. Electing to have no withholding will not reduce your tax liability and may expose you to penalties under the rules governing payment of estimated taxes.
Life insurance purchases by residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.
Life insurance purchases by non-resident aliens
If you are not a U.S. citizen, U.S. resident alien or other U.S. person, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.
Life insurance owned by citizens or residents living abroad
If you are a U.S. citizen or permanent resident living outside the United States, you are still subject to income taxation by the United States. Since many countries tax on the basis of domicile, you may also be subject to tax in the country or territory in which you are living. The tax-deferred accumulation of gain that a life insurance policy provides under United States tax law may not be available under the tax laws of the country in which you are living. If you are living outside the United States or planning to do so, you should consult with a qualified tax adviser before purchasing or retaining ownership of a policy. If your policy is issued as a result of an exchange of a policy owned or issued outside the United States, the country or territory in which you reside may still tax you on the surrender of the policy replaced through the exchange. You should consult with a qualified tax adviser before exchanging your policy issued outside of the United States for one issued within the United States.
Financial statements reference
The financial statements of John Hancock USA and the Separate Account can be found in the SAI. The financial statements of John Hancock USA should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of John Hancock USA to meet its obligations under the policies. Our general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.
Registration statement filed with the SEC
This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.
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Legal and Regulatory Matters
There are no legal proceedings to which the Depositor, the Separate Account or the principal underwriter is a party or to which the assets of the Separate Account are subject that are likely to have a material adverse effect on the Separate Account or the ability of the principal underwriter to perform its contract with the Separate Account or of the Depositor to meet its obligations under the policy.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial statements of John Hancock Variable Life Account S at December 31, 2018, and for each of the two years in the period ended December 31, 2018, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
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In addition to this prospectus, John Hancock USA has filed with the SEC an SAI that contains additional information about John Hancock USA and the Separate Account, including information on our history, services provided to the Separate Account, and the audited financial statements for John Hancock USA and the Separate Account. The SAI and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.
JOHN HANCOCK USA SERVICE OFFICE
Overnight Express Delivery	Mail Delivery
Life Post Issue - Specialty Products John Hancock Insurance Company 30 Dan Road, Suite #55979 Canton, MA 02021	Life Post Issue - Specialty Products John Hancock Insurance Company PO Box 55979 Boston, MA 02205
Phone:	Fax:
1-800-521-1234	1-617-572-1571
Information about the Separate Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.
1940 Act File No. 811-7782—1933 Act File No. 333-164156

Supplement Dated April 29, 2019
TO
Prospectuses Dated April 29, 2019 Or Later

This Supplement is to be distributed with certain prospectuses for variable life insurance policies of John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.
The prospectuses involved bear the title “Protection Variable Universal Life,” “Accumulation Variable Universal Life,” “Accumulation Variable Universal Life 2014,” “Corporate VUL,” “Medallion Variable Universal Life Plus,” “Medallion Variable Universal Life Edge,” “Medallion Variable Universal Life Edge II,” “Medallion Executive Variable Life,” “Medallion Executive Variable Life II,” “Medallion Executive Variable Life III,” “Performance Executive Variable Life,” “Variable Estate Protection,” “Variable Estate Protection Plus,” “Variable Estate Protection Edge,” “Performance Survivorship Variable Universal Life”, “Protection Variable Universal Life”, and “Survivorship Variable Universal Life.” We refer to these prospectuses as the “Product Prospectuses.”
This supplement will be used only with policies sold through the product prospectuses and through registered representatives affiliated with the M Financial Group.

This Supplement is accompanied with a current prospectus for the M Fund, Inc. that contains detailed information about the funds. Be sure to read that prospectus before selecting any of the four additional variable investment options/investment accounts.

AMENDMENT TO PRODUCT PROSPECTUSES
The table on the cover page of each product prospectus is amended to include the following four additional variable investment options/investment accounts:
M Capital Appreciation
M International Equity
M Large Cap Growth
M Large Cap Value
VL M SUPP (4/2019)
1

Statement of Additional Information
dated April 29, 2019
for interests in
John Hancock Variable Life Account S
(Name of Registrant)
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
(Name of Depositor)
This is a Statement of Additional Information (“SAI”). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting our Service Office by mail at Life Post Issue, John Hancock Insurance Company, PO Box 55979, Boston, MA 02205, or telephone at 1-800-827-4546.

Description of the Depositor
Under the Federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the “Depositor.” John Hancock USA (“Depositor”) is a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The Depositor is a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, the Depositor was known as The Manufacturers Life Insurance Company (U.S.A.).
The Depositor's ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Effective December 31, 2009, we entered into a merger agreement with John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”) and assumed legal ownership of all of the assets of JHLICO and JHVLICO, including those assets related to John Hancock Variable Life Account S, the separate account that currently funds your policy. Effective at the time of the merger, we became the depositor of John Hancock Variable Life Account S (the “Separate Account” “Registrant”).
Except for the succession of John Hancock USA as the Depositor for the Separate Account and its assumption of the obligations arising under the policies, the merger did not affect the Separate Account or any provisions of, any rights and obligations under, or any of your allocations among investment options under, the policies. We will continue to administer and service inforce policies of JHLICO and JHVLICO in all jurisdictions where issued and will assume the direct responsibility for the payment of all claims and benefits and other obligations under these policies.
Description of the Registrant
Under the Federal securities laws, the registered separate account underlying the variable life insurance policy is known as the “Registrant.” John Hancock Variable Life Account S (the “Registrant” or “Separate Account”), is a separate account initially established by JHVLICO under Massachusetts law. The variable investment accounts shown on page 1 of the prospectus are subaccounts of the Separate Account. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the Securities and Exchange Commission (“SEC”) of the management of the Separate Account or of the Depositor.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
Services
Administration of policies issued by the Depositor and of registered separate accounts organized by the Depositor may be provided by other affiliates. Neither the Depositor nor the separate accounts are assessed any charges for such services.
Custodianship and depository services for the Registrant are provided by State Street Investment Services (“State Street”). State Street’s address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts, 02111.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial statements of John Hancock Variable Life Account S at December 31, 2018, and for each of the two years in the period ended December 31, 2018, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
2

Principal Underwriter/Distributor
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with the Depositor, is the principal distributor and underwriter of the securities offered through the prospectus. JH Distributors acts as the principal distributor of a number of other life insurance and annuity products we and our affiliates offer or maintain. JH Distributors also acts as the principal underwriter of John Hancock Variable Insurance Trust (the “Trust”), whose securities are used to fund certain variable investment options under the policies and under other life insurance and annuity products we offer or maintain.
JH Distributors' principal address is 200 Berkeley Street, Boston, MA 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors.
The aggregate dollar amount of underwriting commissions paid to JH Distributors by the Depositor and its affiliates in connection with the sale of variable life products in 2018, 2017, and 2016, was $95,309,756, $94,706,904, and $100,416,732, respectively. JH Distributors did not retain any of these amounts during such periods.
The registered representative through whom your policy is sold will be compensated pursuant to the registered representative’s own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy.
Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms and other financial intermediaries. The terms of such arrangements may differ among firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:
•	Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm’s conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.
•	Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.
•	Payments based upon “assets under management”: These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.
Additional Information About Charges
A policy will not be issued until the underwriting process has been completed to our satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.
3

Special purchase programs for eligible classes
The policy may be available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. We reserve the right to reduce any of the policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.
4

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)

For the Years Ended December 31, 2018, 2017 and 2016

With Report of Independent Auditors

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Years Ended December 31, 2018, 2017 and 2016

Report of Independent Auditors

The Board of Directors and Stockholder

John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) (the Company), which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2018, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

F-1

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, on the basis of accounting described in Note 2.

/s/ Ernst & Young LLP

Boston, Massachusetts

April 3, 2019

F-2

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS—STATUTORY BASIS

	December 31,
	2018	2017

	(in millions)
Admitted assets
Cash and invested assets:
Bonds	$44,556	$47,970
Stocks:
Preferred stocks	14	11
Common stocks	918	1,354
Investments in affiliates	2,913	2,560
Mortgage loans on real estate	12,085	11,900
Real estate:
Company occupied	162	286
Investment properties	3,851	5,436
Cash, cash equivalents and short-term investments	2,988	4,131
Policy loans	2,788	2,726
Derivatives	8,511	9,637
Receivable for securities	1	16
Other invested assets	9,728	9,269

Total cash and invested assets	88,515	95,296
Investment income due and accrued	583	705
Premiums due	65	65
Amounts recoverable from reinsurers	232	163
Net deferred tax asset	-	13
Funds held by or deposited with reinsured companies	3,188	3,321
Other reinsurance receivable	575	181
Amounts due from affiliates	244	477
Other assets	2,423	1,435
Assets held in separate accounts	124,131	141,167

Total admitted assets	$219,956	$242,823

The accompanying notes are an integral part of these statutory-basis financial statements.

F-3

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS—STATUTORY BASIS – (CONTINUED)

	December 31,
	2018	2017

	(in millions)
Liabilities and capital and surplus
Liabilities:
Policy and contract obligations:
Policy reserves	$64,047	$69,132
Policyholders’ and beneficiaries funds	2,395	2,683
Consumer notes	154	197
Dividends payable to policyholders	393	408
Policy benefits in process of payment	445	450
Other amount payable on reinsurance	845	534
Other policy obligations	46	46

Total policy and contract obligations	68,325	73,450
Payable to parent and affiliates	1,309	1,645
Transfers to (from) separate account, net	(311)	(365)
Asset valuation reserve	1,981	2,106
Reinsurance in unauthorized companies	1	4
Funds withheld from unauthorized reinsurers	336	66
Interest maintenance reserve	1,373	2,038
Current federal income taxes payable	-	104
Net deferred tax liability	77	-
Derivatives	3,719	4,129
Payables for collateral on derivatives	1,559	1,973
Payables for securities	29	177
Funds held under coinsurance	7,376	7,239
Other general account obligations	1,181	981
Obligations related to separate accounts	124,131	141,167

Total liabilities	211,086	234,714

Capital and surplus:
Preferred stock (par value $1; 50,000,000 shares authorized; 100,000 shares issued and outstanding at December 31, 2018 and 2017)	-	-
Common stock (par value $1; 50,000,000 shares authorized; 4,728,940 shares issued and outstanding at December 31, 2018 and 2017, respectively)	5	5
Paid-in surplus	3,219	3,219
Surplus notes	585	585
Unassigned surplus	5,061	4,300

Total capital and surplus	8,870	8,109

Total liabilities and capital and surplus	$219,956	$242,823

The accompanying notes are an integral part of these statutory-basis financial statements.

F-4

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF OPERATIONS—STATUTORY-BASIS

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Premiums and other revenues:
Life, long-term care and annuity premiums, net	$5,816	$18,286	$13,227
Consideration for supplementary contracts with life contingencies	132	176	201
Net investment income	4,665	4,426	4,308
Amortization of interest maintenance reserve	179	195	191
Commissions and expense allowance on reinsurance ceded	468	1,963	629
Reserve adjustment on reinsurance ceded	(7,820)	(12,621)	(7,297)
Separate account administrative and contract fees	1,786	1,772	1,697
Other revenue	193	347	434

Total premiums and other revenues	5,419	14,544	13,390
Benefits paid or provided:
Death, surrender and other contract benefits, net	12,322	12,693	10,220
Annuity benefits	1,735	1,788	1,622
Disability and long-term care benefits	801	738	664
Interest and adjustments on policy or deposit-type funds	(52)	(318)	94
Payments on supplementary contracts with life contingencies	203	199	191
Increase (decrease) in life and long-term care reserves	(5,078)	1,979	1,784

Total benefits paid or provided	9,931	17,079	14,575
Insurance expenses and other deductions:
Commissions and expense allowance on reinsurance assumed	1,078	1,091	1,049
General expenses	1,186	1,039	943
Insurance taxes, licenses and fees	167	138	171
Net transfers to (from) separate accounts	(7,616)	(8,706)	(5,581)
Investment income ceded	1,052	878	1,240
Other deductions	(459)	153	21

Total insurance expenses and other deductions	(4,592)	(5,407)	(2,157)
Income (loss) from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	80	2,872	972
Dividends to policyholders	111	124	131

Income (loss) from operations before federal income taxes and net realized capital gains (losses)	(31)	2,748	841
Federal income tax expense (benefit)	(725)	446	(121)

Income (loss) from operations before net realized capital gains (losses)	694	2,302	962
Net realized capital gains (losses)	340	(403)	(933)

Net income (loss)	$1,034	$1,899	$29

The accompanying notes are an integral part of these statutory-basis financial statements.

F-5

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS—STATUTORY-BASIS

	Preferred and Common Stock	Paid-in Surplus	Surplus Notes	Unassigned Surplus (Deficit)	Total Capital and Surplus

	(in millions)
Balances at January 1, 2016	$5	$3,196	$990	$1,253	$5,444
Net income (loss)				29	29
Change in net unrealized capital gains (losses)				569	569
Change in net deferred income tax				810	810
Decrease (increase) in non-admitted assets				(38)	(38)
Decrease (increase) in asset valuation reserves				(262)	(262)
Change in surplus as a result of reinsurance				(125)	(125)
Surplus note redemptions			(405)		(405)
Other adjustments, net			-	132	132

Balances at December 31, 2016	5	3,196	585	2,368	6,154
Net income (loss)				1,899	1,899
Change in net unrealized capital gains (losses)				1,394	1,394
Change in net deferred income tax				(726)	(726)
Decrease (increase) in non-admitted assets				191	191
Change in liability for reinsurance in unauthorized reinsurance				(1)	(1)
Capital contribution from parent	-	23			23
Dividend paid to parent				(900)	(900)
Change in surplus as a result of reinsurance				80	80
Other adjustments, net			-	(5)	(5)

Balances at December 31, 2017	5	3,219	585	4,300	8,109
Net income (loss)				1,034	1,034
Change in net unrealized capital gains (losses)				(220)	(220)
Change in net deferred income tax				(17)	(17)
Decrease (increase) in non-admitted assets				43	43
Change in liability for reinsurance in unauthorized reinsurance				3	3
Decrease (increase) in asset valuation reserves				125	125
Dividend paid to parent				(600)	(600)
Change in surplus as a result of reinsurance				380	380
Other adjustments, net			-	13	13

Balances at December 31, 2018	$5	$3,219	$585	$5,061	$8,870

The accompanying notes are an integral part of these statutory-basis financial statements.

F-6

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CASH FLOW—STATUTORY-BASIS

	Years Ended December 31,
	2018	2017	2016

	(in millions)

Operations
Premiums and other considerations collected, net of reinsurance	$13,901	$18,819	$13,411
Net investment income received	4,828	4,603	4,415
Separate account fees	1,786	1,772	1,697
Commissions and expenses allowance on reinsurance ceded	468	1,963	629
Miscellaneous income	668	374	595
Benefits and losses paid	(22,601)	(28,091)	(21,060)
Net transfers from (to) separate accounts	7,670	8,763	5,699
Commissions and expenses (paid) recovered	(3,763)	(3,040)	(2,873)
Dividends paid to policyholders	(126)	(138)	(137)
Federal and foreign income and capital gain taxes (paid) recovered	(617)	(846)	200

Net cash provided by (used in) operating activities	2,214	4,179	2,576

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	22,532	19,287	20,934
Stocks	566	317	239
Mortgage loans on real estate	880	885	1,283
Real estate	2,507	986	1,295
Other invested assets	2,066	624	485
Net gains (losses) on cash, cash equivalents and short term investments	(4)	4	(2)

Total investment proceeds	28,547	22,103	24,234
Cost of investments acquired:
Bonds	25,992	21,195	21,880
Stocks	114	459	652
Mortgage loans on real estate	1,975	1,179	2,440
Real estate	213	415	446
Other invested assets	2,530	1,680	1,429
Derivatives	12	46	1,420

Total cost of investments acquired	30,836	24,974	28,267
Net increase (decrease) in receivable/payable for securities and collateral on derivatives	(547)	217	266
Net (increase) decrease in policy loans	(62)	(4)	932

Net cash provided by (used in) investment activities	(2,898)	(2,658)	(2,835)

Financing and miscellaneous activities
Surplus notes	-	-	(405)
Borrowed funds	(42)	(164)	(64)
Net deposits (withdrawals) on deposit-type contracts	(288)	(34)	93
Dividend paid to Parent	(600)	(900)	-
Other cash provided (applied)	471	(171)	(14)

Net cash provided by (used in) financing and miscellaneous activities	(459)	(1,269)	(390)
Net increase (decrease) in cash, cash equivalents and short-term investments	(1,143)	252	(649)
Cash, cash equivalents and short-term investments at beginning of year	4,131	3,879	4,528

Cash, cash equivalents and short-term investments at end of year	$2,988	$4,131	$3,879

Non-cash activities during the year:
Premium and other operating activity related to reinsurance transactions, net	$7,873	$33	$650
Transfer of invested assets related to reinsurance transactions and other affiliate transactions, net	(7,873)	16	(650)
Financing and miscellaneous activities related to reinsurance transactions and transfer with affiliates, net	-	(49)	-

The accompanying notes are an integral part of these statutory-basis financial statements.

F-7

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. Organization and Nature of Operations

John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”) is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of John Hancock Financial Corporation (“JHFC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded financial services holding company.

The Company is licensed to conduct insurance business in 49 states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands, and provides a wide range of financial protection and wealth management products and services to both individual and institutional customers located primarily in the United States. Through its insurance operations, the Company offers a variety of individual life insurance and individual and group long-term care insurance products that are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing. The Company also offers mutual fund products and services which include a variety of retirement products to retirement plans. The Company distributes these products through multiple distribution channels, including insurance agents and affiliated brokers, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks. Effective December 2, 2016, the Company discontinued new sales of its individual long-term care product. Effective March 31, 2018, the Company discontinued new sales of its corporate and bank-owned life insurance products.

The Company is also registered as a foreign reinsurer in several jurisdictions outside of the United States as part of its International Group Program that offers pooling services and reinsurance coverage for group employee contracts issued by its network partners to local companies, which are subsidiaries, branches or affiliates of multinational corporations.

Pursuant to a distribution agreement with the Company, John Hancock Distributors LLC (“JHD”), a registered broker-dealer and a wholly-owned subsidiary of the Company, acts as the principal underwriter of variable life contracts and other products issued by the Company.

The Company has two wholly-owned life insurance subsidiaries, John Hancock Life Insurance Company of New York (“JHNY”) and John Hancock Life & Health Insurance Company (“JHLH”) and a wholly-owned captive insurance subsidiary, Manulife (Michigan) Reassurance Company (“MMRC”).

In 2017, following receipt of regulatory approval, JHLH executed a Plan and Agreement of Merger with John Hancock Insurance Company of Vermont (“JHVT”), also a wholly-owned subsidiary of JHUSA. Effective as of October 1, 2017, JHVT merged with and into JHLH. Prior to the JHLH/JHVT merger, JHUSA issued one common share to its parent MIC in exchange for 100% ownership of JHVT and became the common parent of both JHLH and JHVT. As a result of the merger, JHVT ceased to exist and the companies’ property and obligations became the property and obligations of JHLH.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known and may impact the amounts reported and disclosed herein.

Basis of Presentation

These financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (the “Insurance Department”). The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Michigan Director of the Department of Insurance and Financial Services (the “Director”) has the authority to prescribe or permit other specific practices that deviate from prescribed practices. NAIC SAP practices differ from accounting principles generally accepted in the United States (“GAAP”) as described below.

F-8

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Investments: Investments in bonds not backed by other loans are principally stated at amortized cost using the constant yield (interest) method. Bonds can also be stated at the lesser of amortized cost or fair value based on their NAIC designated rating. Non-redeemable preferred stocks, which have characteristics of equity securities, are reported at cost or lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”) rating, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Redeemable preferred stocks, which have characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

For bonds other than loan-backed and structured securities, the Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. The Company recognizes other-than-temporary impairment losses on bonds with unrealized losses when the entity does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. Declines in value due to credit difficulties are also considered to be other-than-temporarily impaired when the Company does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. The entire difference between amortized cost and fair value on such bonds with credit difficulties is recognized as an impairment loss in income.

Loan-backed and structured securities (i.e., collateralized mortgage obligations) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discounts or amortization of premiums of such securities using either the retrospective or prospective methods. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities and such securities with NAIC designations of 3-6, which are valued using the prospective method. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the present value of estimated future cash flows using the original effective interest rate inherent in the security.

Common stocks are primarily reported at fair value based on quoted market prices and the related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustment for federal income taxes. There are no restrictions on common and preferred stocks.

Insurance subsidiaries are reported at their underlying audited statutory equity. Non-insurance subsidiaries, which have significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying audited GAAP equity. Non-insurance subsidiaries, which have no significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying audited GAAP equity, including the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

Realized capital gains (losses) on sales of securities are recognized using the first in, first out (“FIFO”) method. The cost basis of bonds, common and preferred stocks, and other invested assets is adjusted for impairments in value deemed to be other-than-temporary and such adjustments are reported as a component of net realized capital gains (losses).

Mortgage loans on real estate are reported at unpaid principal balances, less an allowance for impairments. Valuation allowances, if necessary, are established for mortgage loans on real estate based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable and the impairment is other-than-temporary, the mortgage loan is written down and a realized loss is recognized.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. Investment income and operating expenses include rent for the Company’s occupancy of Company owned properties.

F-9

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost. Short-term investments include investments with maturities of one year or less and greater than three months at the date of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Derivative instruments that meet the criteria to qualify for hedge accounting are accounted for in a manner consistent with the item hedged (i.e., amortized cost or fair value with the related net unrealized capital gains (losses) reported in unassigned surplus along with any adjustment for federal income taxes). Derivative instruments that are entered into for other than hedging purposes or that do not meet the criteria to qualify for hedge accounting are accounted for at fair value, and the related changes in fair value are recognized as net unrealized capital gains (losses) reported in unassigned surplus, net of any adjustments for federal income taxes. Embedded derivatives are not accounted for separately from the host contract.

Other invested assets consist of ownership interests in partnerships and limited liability companies (“LLCs”) which are carried based on the underlying audited GAAP equity, with the exception of affordable housing tax credit properties, which are carried at amortized cost. The related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustments for federal income taxes. The Company records its share of income using the most recent financial information available, which is generally on a three month lag. Depending on the timing of receipt of the audited financial statements of these other invested assets, the investee level financial data may be up to one year in arrears.

Interest Maintenance and Asset Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains (losses) on sales of fixed income investments, principally bonds and mortgage loans, and interest-related hedging activities that are attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Balance Sheets. Realized capital gains (losses) are reported in income, net of federal income tax and transferred to the IMR. The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed quarterly statement, excluding electronic data processing (“EDP”) equipment, operating system software, net deferred tax assets, and net positive goodwill. Goodwill is amortized over the period the Company benefits economically, not to exceed 10 years. Goodwill held by non-insurance subsidiaries is assessed in accordance with GAAP, subject to certain limitations for holding companies and foreign insurance subsidiaries. Goodwill is reported in other invested assets in the Balance Sheets.

Separate Accounts: Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contract holder, rather than the Company, bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts are generally reported at fair value. The operations of the separate accounts are not included in the Statements of Operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other revenue. Fees charged to contract holders, principally mortality, policy administration, and surrender charges are included in separate account administrative and contract fees. The assets in the separate accounts are not pledged to others as collateral or otherwise restricted. For the years ended December 31, 2018, 2017 and 2016, there were no gains (losses) on transfers of assets from the general account to the separate account.

Nonadmitted Assets: Certain assets designated as nonadmitted, principally other invested assets, furniture and equipment, prepaid expenses, and other assets not specifically identified as an admitted asset within the NAIC SAP are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

F-10

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Policy Reserves: Reserves for life, long-term care, annuity, and deposit-type contracts are developed by actuarial methods and are determined based on interest rates, mortality tables and valuation methods prescribed by the NAIC that will provide, in the aggregate, reserves that are greater than or equal to the maximum of guaranteed policy cash values or the amounts required by the Insurance Department.

•

The Company waives deduction of deferred fractional premiums on the death of lives insured and annuity contract holders and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. At December 31, 2018 and 2017, the Company held reserves of $1,212 million and $1,281 million, respectively, on insurance in-force for which gross premiums were less than net premiums according to the standard of valuation set by the State of Michigan.

•

Reserves for individual life insurance policies are maintained using the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables and using principally the Commissioner’s Reserve Valuation Method. Policies using the principles-based reserving method use assumptions as outlined in the Company’s PBR Actuarial Report.

•

Annuity and supplementary contracts with life contingency reserves are based principally on modifications of the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971, 1983, and 1994, the 1971 and 1983 Individual Annuity Mortality Tables, the A-2000 Individual Annuity Mortality Table, and the 2012 Individual Annuity Mortality Table.

•	Liabilities related to policyholder funds left on deposit with the Company are generally equal to fund balances.

•	Long-term care reserves are generally calculated using the one-year preliminary term method based on various mortality, morbidity, and lapse tables.

•

For life insurance, the calendar year exact method is used to calculate the reserve at December 31, 2018 and 2017. Reserves at December 31, 2018 and 2017 are calculated based on the rated age. For certain policies with substandard table ratings, substandard multiple extras are applied via the Lotter method.

•	For long-term care, the interpolated reserve method is used to adjust the calculated terminal reserve, and in addition an unearned premium reserve is held.

•

Tabular interest, tabular less actual reserve released, and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one percent of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation year.

•

From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to unassigned surplus.

•

Reserves for variable deferred annuity contracts are calculated in accordance with NAIC Actuarial Guideline 43. The reserve is based on the worst present value of accumulated losses from the perspective of the Company. The liability is evaluated under both a standard scenario and stochastic scenario, and the Company holds the higher of the standard or stochastic values.

Reinsurance: Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

F-11

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves, and claim liabilities have been reported as reductions of these items.

The Company records a liability for unsecured policy reserves ceded to reinsurers not authorized in the State of Michigan to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions and expense allowances allowed by reinsurers on business ceded are reported as income when received. Investment income ceded includes separate account fee income, net investment income and realized investment and other gains (losses), which was ceded to the affiliated reinsurers. NAIC SAP prescribes that no gain be recognized upon inception of a reinsurance treaty. The initial gain is recorded directly to unassigned surplus and released into income over the life of the treaty.

Federal Income Taxes: Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the Statements of Operations as federal income tax expense if resulting from operations and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. The provision for federal and foreign income taxes incurred in the Statements of Operations is different from that which would be obtained by applying the statutory federal income tax rate to income before income tax (including realized capital gains). For additional information, see the Federal Income Taxes Note for reconciliation of effective tax rate.

Participating Insurance and Policyholder Dividends: Participating business represented approximately 16% and 14% of the Company’s aggregate reserve for life contracts at December 31, 2018 and 2017, respectively. The amount of policyholders’ dividends to be paid is approved annually by the Company’s Board of Directors. Policyholder dividends are recognized when declared rather than over the term of the related policies. The determination of the amount of policyholders’ dividends is complex and varies by policy type. In general, the aggregate amount of policyholders’ dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the Company. John Hancock Life Insurance Company (“JHLICO”) was a predecessor company that was merged into JHUSA on December 31, 2009. For additional information on the closed blocks, see the Reinsurance and Closed Block Note.

Surplus Notes: Surplus notes are reported in capital and surplus, and the interest expense is not accrued unless approved for payment by the Insurance Department.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent movements of cash and highly liquid debt investments with initial maturities of one year or less.

Premiums and Benefits: Premiums for whole, term, and universal life, long-term care, annuity policies, and group annuity contracts with any mortality and morbidity risk are recognized as revenue when due. Revenues for universal life and annuity policies with mortality or morbidity risk, except for term certain supplementary contracts, consist of the entire premium received. Premiums received for variable universal life, as well as annuity policies and group annuity contracts without mortality or morbidity risk are recorded using deposit accounting and are credited directly to an appropriate policy reserve account, without recognizing premium revenue. Benefits incurred represent the total of death benefits paid, annuity benefits paid and the change in policy reserves.

Policy and Contract Claims: Policy and contract claims are determined on an individual-case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives knowledge of an insurance insolvency.

Variances Between NAIC SAP and GAAP: The more significant variances from GAAP are: (a) bonds would generally be reported at fair value; (b) changes in the fair value of derivative financial instruments would generally be reported as revenue unless deemed an effective hedge; (c) embedded derivatives would be bifurcated from the underlying contract or security and accounted for separately at fair value; (d) income recognition on partnerships and LLCs, which are accounted for under the equity method, would not be limited to the amount of cash distribution; (e) majority-owned noninsurance subsidiaries,

F-12

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

variable interest entities where the Company is the primary beneficiary, and certain other controlled entities would be consolidated; (f) changes in the balances of deferred income taxes would generally be included in net income; (g) market value adjusted (“MVA”) annuity products would be reported in the general account of the Company; (h) all assets, subject to valuation allowances, would be recognized; (i) reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest; (j) reinsurance ceded, unearned ceded premium and unpaid ceded claims would be reported as an asset; (k) AVR and the IMR would not be recorded; (l) changes to the mortgage loan valuation allowance would be reported in income; (m) surplus notes would be reported as liabilities; (n) premiums received in excess of policy charges for universal life and annuity policies would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values; (o) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, would generally be capitalized and amortized based on profit emergence over the expected life of the policies or over the premium payment period; and (p) changes in unrealized capital gains (losses) and foreign currency translations would be presented as other comprehensive income.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

3. Permitted Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Department.

For determining the Company’s solvency under the State of Michigan’s insurance laws and regulations, the Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Michigan for determining and reporting the financial condition and results of operations of the Company. NAIC SAP has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Director has the authority to prescribe or permit other specific practices that deviate from prescribed practices.

As of December 31, 2018 and 2017, the Director had not prescribed or permitted the Company to use any accounting practices that would result in the Company’s income or financial position to deviate from NAIC SAP.

4. Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of unassigned surplus at the beginning of the year and the amount of unassigned surplus that would have been reported at that date if the new accounting principle had been applied retrospectively.

John Hancock Subsidiaries, LLC (“JHS”) is a wholly-owned subsidiary of the Company. During 2017, the Company reclassified its investment in JHS of $1.3 billion from Stocks - Investments in affiliates to Other invested assets. This reclassification was the result of a change in accounting principle and did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

Adoption of New Accounting Standards

Effective January 1, 2018, the NAIC made substantive revisions to Statement of Statutory Accounting Principles (“SSAP”) No. 100, Fair Value Measurements. The revised guidance allows the use of net asset value as a practical expedient for fair value when 1) specifically allowed in a SSAP or 2) when specific conditions exist. The guidance did not have a material impact on the Company’s financial position, results of operations and financial statement disclosures.

Effective January 1, 2018, the NAIC made substantive revisions to SSAP No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions to adopt ASU 2017-04 Settlement of Valuation Margin. The revised guidance requires the recognition of changes in variation margin as unrealized gains/losses until the derivative contract has matured, terminated and/or expired. The guidance applies to both over-the-counter (“OTC”) derivatives and (“ETF”) exchange-traded futures, regardless of whether the counterparty or exchange considers the variation

F-13

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

4. Accounting Changes - (continued)

margin payment to be collateral or a legal settlement. The guidance did not have a material impact on the Company’s financial position, results of operations and financial statement disclosures.

In June 2017, the NAIC adopted revisions to SSAP No. 37, Mortgage Loans. The revision requires an age analysis of mortgage loans disclosure, aggregated by type, with identification of mortgage loans in which the entity is a participant or co-lender in a mortgage loan agreement, capturing: 1) recorded investment of current mortgage loans, 2) recorded investment of mortgage loans classified as 30-59 days, 60-89 days, 90-179 days, and 180 days and greater past due; 3) recorded investment of mortgage loans 90 days and 180 days past due still accruing interest; 4) interest accrued for mortgage loans 90 days and 180 days past due; and 5) recorded investment and number of mortgage loans where interest has been reduced, by percent reduced. The guidance did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

In March 2015, the NAIC adopted revisions to SSAP No. 1, Disclosure of Accounting Policies, Risks and Uncertainties and Other Disclosures (“SSAP 1”) regarding management’s assessment of an entity’s ability to continue as a going concern. The pronouncement requires management to assess the entity’s ability to continue as a going concern, and provide footnote disclosures when conditions give rise to substantial doubt about an entity’s ability to continue as a going concern within one year from the financial statement issuance date. The new guidance was effective December 31, 2016. The guidance did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

Future Adoption of New Accounting Standards

In August, 2016, the NAIC adopted substantive revisions to SSAP No. 51 – Life Contracts in order to allow principle-based reserving (“PBR”) for life insurance contracts as specified in the Valuation Manual. Current statutory accounting guidance refers to existing model laws for reserving guidance which are primarily based on formulaic methodology. Also, in June 2016, the NAIC adopted updates to Appendix A-820: Minimum Life and Annuity Reserve Standards as part of the PBR project, which incorporate relevant aspects of the 2009 revisions to the Standard Valuation Law (Model #820) into Appendix A-820. The effective date was January 1, 2017 but companies are allowed to defer adoption for three years until January 1, 2020. The Company has adopted PBR for certain products launched in 2018 and will finish implementation prior to January 1, 2020. Adoption will be on a prospective basis for policies issued on or after the adoption date, therefore, we expect no impact to surplus upon adoption.

In March 2017, the NAIC made substantive revisions to SSAP No. 69 – Statement of Cash Flow to adopt ASU 2016-15 Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments as issued by the FASB, without modifications. The revisions clarified the classification of eight specific cash flow issues with the objective of reducing diversity in practice. The amendment is to be applied retrospectively, effective for fiscal years beginning after December 15, 2018 and interim periods within those years. Early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

In August 2017, the NAIC adopted non-substantive revisions to SSAP No. 69 – Statement of Cash Flow to adopt ASU 2016-18 Statement of Cash Flows: Restricted Cash as issued by the FASB. The revision clarifies that restricted cash and cash equivalents shall not be reported as operating, investing or financing activities, but shall be reported with cash and cash equivalents when reconciling beginning and ending amounts on the cash flow statement. A consequential change was incorporated in SSAP No. 1 – Accounting Policies, Risks & Uncertainties and Other Disclosures to ensure information on restricted cash, cash equivalents and short-term investments is reported in the restricted asset disclosure. The revision is effective December 31, 2019, to be adopted retrospectively to allow for comparative cash flow statements. Early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

In November 2018, the NAIC made non-substantive revisions to SSAP No. 86, Derivatives to incorporate hedge documentation and assessment efficiencies from ASU 2017-12 Targeted Improvements to Accounting for Hedging Activities as issued by FASB. The revisions will allow companies to perform subsequent assessments of hedge effectiveness qualitatively if certain conditions are met, allow companies more time to perform the initial quantitative hedge effectiveness assessment and clarify that companies may apply the “criterial terms match” method for a group of forecasted transactions if they meet the requirements. The revisions are effective beginning January 1, 2019 and early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

F-14

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

4. Accounting Changes - (continued)

Reconciliation Between Audited Financial Statements and NAIC Annual Statements

There were no differences in net income (loss) or capital and surplus between the audited financial statements and the NAIC statements as filed as of and for the years ended December 31, 2018, 2017 and 2016.

5. Investments

Bonds

The carrying value and fair value of the Company’s investments in bonds are summarized as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2018:
U.S. government and agencies	$3,052	$123	$(16)	$3,159
States and political subdivisions	2,272	297	(13)	2,556
Foreign governments	2,370	54	(12)	2,412
Corporate bonds	31,188	1,749	(832)	32,105
Mortgage-backed and asset-backed securities	5,674	249	(106)	5,817

Total bonds	$44,556	$2,472	$(979)	$46,049

December 31, 2017:
U.S. government and agencies	$5,382	$153	$(78)	$5,457
States and political subdivisions	2,713	548	(3)	3,258
Foreign governments	2,467	87	(17)	2,537
Corporate bonds	31,028	3,455	(77)	34,406
Mortgage-backed and asset-backed securities	6,380	430	(28)	6,782

Total bonds	$47,970	$4,673	$(203)	$52,440

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2018, by contractual maturity, is as follows:

	Carrying Value	Fair Value

	(in millions)
Due in one year or less	$930	$932
Due after one year through five years	4,914	4,923
Due after five years through ten years	7,546	7,628
Due after ten years	25,492	26,749
Mortgage-backed and asset-backed securities	5,674	5,817

Total	$44,556	$46,049

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

F-15

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The Company maintains assets which are pledged as collateral in connection with various agreements and transactions. Additionally, the Company holds assets on deposit with government authorities as required by state law. The following table summarizes the carrying value or fair value, as applicable, of the pledged or deposited assets:

	December 31,
	2018	2017

	(in millions)
At fair value:
Bonds and cash pledged in support of over-the-counter derivative instruments	$265	$135
Bonds and cash pledged in support of exchange-traded futures	362	364
Bonds and cash pledged in support of cleared interest rate swaps	337	192

Total fair value	$964	$691

At carrying value:
Bonds on deposit with government authorities	$14	$16
Mortgage loans pledged in support of real estate	-	2
Bonds held in trust	93	93
Pledged collateral under reinsurance agreements	2,508	4,187

Total carrying value	$2,615	$4,298

At December 31, 2018 and 2017, the Company held below investment grade corporate bonds of $2,856 million and $2,238 million, with an aggregate fair value of $2,830 million and $2,412 million, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where there is evidence of impairment or a significant unrealized loss at the Balance Sheet date. Impairment is considered to have occurred, based on management’s judgment, when it is deemed probable that the Company will not be able to collect all amounts due according to the debt security’s contractual terms. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Transaction and Portfolio Review Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturity security portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security, other than loan-backed and structured securities, is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income. For loan-backed and structured securities in an unrealized loss position, where the Company does not intend to sell or is not likely to be required to sell the security, the Company calculates an other-than-temporary impairment loss by subtracting the net present value of the projected future cash flows of the security from the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions. The cash flow estimates, including prepayment assumptions, are based on data from third-party data sources or internal estimates, and are driven by assumptions regarding the underlying collateral, including default rates, recoveries, and changes in value.

F-16

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

The following tables disclose the impact of Other-Than-Temporary Impairments (OTTI) on Carrying Values (CV), including the Net Present Value (NPV) of Projected Cash Flows (CF) less than Book Value (BV) by CUSIP for loan-backed and structured securities:

Year Ended December 31, 2018

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

	$-	$-	$-	$-	$-
	-	-	-	-	-
	-	-	-	-	-

Total	$-	$-	$-	$-	$-

Year Ended December 31, 2017

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

671451CZ0	$2	$-	$2	$-	$-
	-	-	-	-	-
	-	-	-	-	-

Total	$2	$-	$2	$-	$-

When a decline in fair value is other-than-temporary, an impairment loss is recognized as a realized loss equal to the entire difference between the bond’s carrying value or amortized cost and its fair value.

F-17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The following table shows gross unrealized losses and fair values of bonds, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2018:
U.S. government and agencies	$384	$(2)	$205	$(14)	$589	$(16)
States and political subdivisions	199	(5)	113	(8)	312	(13)
Foreign governments	10	-	75	(12)	85	(12)
Corporate bonds	14,077	(583)	3,429	(249)	17,506	(832)
Mortgage-backed and asset-backed securities	1,769	(51)	967	(55)	2,736	(106)
Total	$16,439	$(641)	$4,789	$(338)	$21,228	$(979)

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2017:
U.S. government and agencies	$2,805	$(18)	$1,137	$(60)	$3,942	$(78)
States and political subdivisions	45	-	62	(3)	107	(3)
Foreign governments	27	-	43	(17)	70	(17)
Corporate bonds	2,028	(14)	2,534	(63)	4,562	(77)
Mortgage-backed and asset-backed securities	540	(3)	772	(25)	1,312	(28)
Total	$5,445	$(35)	$4,548	$(168)	$9,993	$(203)

At December 31, 2018 and 2017, there were 1,383 and 483 bonds that had a gross unrealized loss, of which the single largest unrealized loss was $43 million and $40 million, respectively. The Company anticipates that these bonds will perform in accordance with their contractual terms and the Company currently has the ability and intent to hold these bonds until they recover or mature. Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

For the years ended December 31, 2018, 2017 and 2016, realized capital losses include $72 million, $3 million, and $61 million related to bonds that have experienced an other-than-temporary decline in value and were comprised of 21, 4, and 8 securities, respectively.

The total recorded investment in restructured corporate bonds at December 31, 2018, 2017 and 2016 was $0 million, $3 million, and $16 million, respectively. There were 1, 1, and 2 restructured corporate bonds for which an impairment was recognized during 2018, 2017 and 2016, respectively. The Company accrues interest income on impaired securities to the

F-18

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The sales of investments in bonds resulted in the following:

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Proceeds	$28,102	$17,663	$20,018
Realized gross gains	729	557	524
Realized gross losses	(407)	(33)	(112)

The Company had no nonadmitted accrued investment income from bonds (unaffiliated) at December 31, 2018 and 2017.

Affiliate Transactions

In 2018, the Company sold certain bonds to an affiliate, Manulife Reinsurance Bermuda Limited (“MRBL”). These bonds had a book value of $449 million and fair value of $501 million. The Company recognized $52 million in pre-tax realized gains before transfer to the IMR.

In 2018, the Company sold certain bonds to an affiliate, JHNY. These bonds had a book value of $293 million and fair value of $313 million. The Company recognized $20 million in pre-tax realized gains before transfer to the IMR.

In 2018, the Company sold certain bonds and stocks to an affiliate, John Hancock Funding Company LLC, (“JHFLLC”). These bonds and stocks had a book value of $53 million and fair value of $53 million. The Company did not recognize any pre-tax realized gains before transfer to the IMR.

In 2018, the Company acquired at fair value, certain bonds from an affiliate, JHNY, for $647 million.

In 2018, the Company acquired at fair value, certain bonds from an affiliate, JHLH, for $48 million.

In 2017, the Company sold certain private placements to an affiliate, The Manufacturers Life Insurance Company Bermuda Branch (“MLI Bermuda”). These private placements had a book value of $208 million and fair value of $226 million. The Company recognized $18 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, MRBL. These bonds had a book value of $204 million and fair value of $227 million. The Company recognized $23 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, JHLH. These bonds had a book value of $263 million and fair value of $304 million. The Company recognized $41 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, John Hancock Reassurance Company Limited (“JHRECO”). These bonds had a book value of $172 million and fair value of $200 million. The Company recognized $28 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to its indirect parent, MLI. These bonds had a book value of $448 million and fair value of $521 million. The Company recognized $73 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, Manulife Securities Ltd Partner (“MSLP”). These bonds had a book value of $412 million and fair value of $435 million. The Company recognized $23 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company acquired at fair value, certain bonds from an affiliate, JHLH, for $177 million.

F-19

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

In 2017, the Company acquired at fair value, certain bonds from an affiliate, MRBL, for $100 million.

In 2016, the Company transferred certain bonds to an affiliate, JHRECO, in lieu of a reinsurance cash settlement. These bonds had a book value of $676 million and fair value of $751 million. The Company recognized $75 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate, Manulife Financial Singapore (“MLS”). These bonds had a book value of $93 million and fair value of $100 million. The Company recognized $7 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate, Manubank (“MB”). These bonds had a book value of $12 million and fair value of $12 million. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife International Ltd (“MIL”). These bonds had a book value of $67 million and fair value of $75 million. The Company recognized $8 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate MLRL. These bonds had a book value of $25 million and fair value of $29 million. The Company recognized $4 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife Reinsurance Ltd Partner (“MRLP”). These bonds had a book value of $211 million and fair value of $221 million. The Company recognized $10 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company received, at fair value, certain bonds from an affiliate, JHNY in lieu of reinsurance cash settlement, for $26 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, JHNY, for $343 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MIL, for $60 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLRL, for $29 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLS, for $21 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, JHLH, for $140 million.

F-20

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Preferred and Common Stocks

Cost and fair value of the Company’s investments in preferred and common stocks are summarized as follow:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2018:
Preferred stocks:
Nonaffiliated	$14	$1	$-	$15
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	791	157	(30)	918
Affiliates*	1,589	1,324	-	2,913

Total stocks	$2,394	$1,482	$(30)	$3,846

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2017:
Preferred stocks:
Nonaffiliated	$11	$3	$-	$14
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	1,131	235	(12)	1,354
Affiliates*	1,589	971	-	2,560

Total stocks	$2,731	$1,209	$(12)	$3,928

*Affiliates - fair value represents the carrying value

At December 31, 2018 and 2017, there were 309 and 136 nonaffiliated equity securities that had a gross unrealized loss excluding securities that have been written down to zero. The single largest unrealized loss was $3 million and $3 million at December 31, 2018 and 2017, respectively. The Company anticipates that these equity securities will recover in value in the near term.

The Company has a process in place to identify equity securities that could potentially have an impairment that is other-than-temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; and (3) the Company’s ability and intent to hold the security until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income.

For the years ended December 31, 2018, 2017 and 2016, realized capital losses include $11 million, $2 million, and $24 million related to preferred and common stocks that have experienced an other-than-temporary decline in value and were comprised of 95, 81, and 108 securities, respectively. These are primarily made up of impairments on public and private common stocks.

F-21

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Affiliate Transactions

In 2018, the Company sold certain common stocks to an affiliate, MRBL. These stocks had a book value of $264 million and fair value of $306 million. The Company recognized $42 million in pre-tax realized gains.

In 2017, the Company acquired at fair value, certain common stocks from an affiliate, JHLH, for $43 million.

Mortgage Loans on Real Estate

At December 31, 2018 and 2017, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits, and monitoring procedures.

December 31, 2018:

Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,828	East North Central	$1,523
Industrial	1,020	East South Central	253
Office buildings	3,241	Middle Atlantic	1,936
Retail	3,406	Mountain	516
Agricultural	133	New England	642
Agribusiness	247	Pacific	3,823
Mixed use	7	South Atlantic	2,367
Other	1,226	West North Central	336
Allowance	(23)	West South Central	709
		Canada / Other	3
		Allowance	(23)

Total mortgage loans on real estate	$12,085	Total mortgage loans on real estate	$12,085

December 31, 2017:

Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,560	East North Central	$1,574
Industrial	907	East South Central	187
Office buildings	3,168	Middle Atlantic	1,868
Retail	3,652	Mountain	527
Agricultural	139	New England	579
Agribusiness	303	Pacific	3,604
Mixed use	22	South Atlantic	2,449
Other	1,163	West North Central	384
Allowance	(14)	West South Central	660
		Canada / Other	82
		Allowance	(14)

Total mortgage loans on real estate	$11,900	Total mortgage loans on real estate	$11,900

The aggregate mortgages outstanding to any one borrower do not exceed $425 million.

During 2018, the respective maximum and minimum lending rates for mortgage loans issued were 0.00% and 0.00% for agricultural loans and 8.30% and 3.26% for commercial loans. The Company issued no purchase money mortgages in 2018 and 2017. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed, or

F-22

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

purchase money mortgages does not exceed 75%. Impaired mortgage loans without an allowance for credit losses were $0 million, $0 million, and $0 million at December 31, 2018, 2017 and 2016, respectively. The average recorded investment in impaired loans was $56 million, $31 million, and $25 million at December 31, 2018, 2017 and 2016, respectively. The Company recognized $4 million, $0 million, and $1 million of interest income during the period the loans were impaired for the years ended December 31, 2018, 2017 and 2016, respectively.

The following table shows the age analysis of mortgage loans aggregated by type:

	Farm	Residential	Commercial	Mezzanine	Total

(in millions)
December 31, 2018:
Recorded Investment
Current	$380	$-	$11,707	$21	$12,108
30 - 59 Days Past Due	-	-	-	-	-
60 - 89 Days Past Due	-	-	-	-	-
90 - 179 Days Past Due	-	-	-	-	-
180 + Days Past Due	-	-	-	-	-
December 31, 2017:
Recorded Investment
Current	$442	$-	$11,472	$-	$11,914
30 - 59 Days Past Due	-	-	-	-	-
60 - 89 Days Past Due	-	-	-	-	-
90 - 179 Days Past Due	-	-	-	-	-
180 + Days Past Due	-	-	-	-	-
The Company had no recorded investment of mortgage loans 90 to 179 days or 180 days or greater past due still accruing interest or where interest has been reduced in 2018 and 2017. The Company was not a participant or co-lender in a mortgage loan agreement in 2018 and 2017.

Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans. There are no contractual commitments made to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings. The Company accrues interest income on impaired loans to the extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

For mortgage loans, the Company evaluates credit quality through regular monitoring of credit related exposures, considering both qualitative and quantitative factors in assigning an internal risk rating (“IRR”). These ratings are updated at least annually.

The carrying value of mortgage loans by IRR was as follows:

	December 31,
	2018	2017

	(in millions)
AAA	$279	$250
AA	2,814	2,842
A	5,505	5,585
BBB	3,370	3,095
BB	61	98
B and lower and unrated	56	30

Total	$12,085	$11,900

F-23

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Affiliate Transactions

In 2018, the Company sold certain mortgages to an affiliate, JHLH. These mortgages had a book value of $8 million and fair value of $8 million at the date of the transaction. The Company recognized $0 million in pre-tax realized losses before transfer to the IMR.

In 2018, the Company acquired, at fair value, certain mortgages from an affiliate, JHNY, for $105 million.

In 2018, the Company acquired, at fair value, certain mortgages from an affiliate, JHLH, for $29 million.

In 2017, the Company transferred two mortgages to an affiliate, Clarendon Real Estate, LLC (“CRE LLC”). The mortgages had a book value of $7 million and fair value of $7 million at the date of the transaction. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

Real Estate

The composition of the Company’s investment in real estate is summarized as follows:

	December 31,
	2018	2017

	(in millions)
Properties occupied by the company	$236	$396
Properties held for the production of income	4,730	6,086
Properties held for sale	-	-
Less accumulated depreciation	(953)	(760)

Total	$4,013	$5,722

The Company recorded $0 million, $0 million, and $38 million of impairments on real estate investments during the years ended December 31, 2018, 2017 and 2016, respectively.

Affiliate Transactions

In 2018, the Company entered into a joint venture arrangement with the University of California Board of Regents (“UC”). As part of this arrangement, the Company sold six U.S. commercial real estate properties and one other invested asset with the characteristics of real estate to Broadway Green LLC, Broadway Wacker LLC and Broadway Congress LLC, all joint venture entities formed by UC. The Company provides management services to these joint ventures and owns 10% of their equity. The real estate properties had a book value of $728 million and fair value of $985 million which resulted in pre-tax realized gains to operations of $231 million (after 10% deferral of realized gain).

In 2017, the Company entered into an arrangement to sell four real estate properties to Hancock U.S Real Estate Fund, LP. These properties had a book value of $325 million and fair value of $471 million, resulting in pre-tax realized gains of $135 million and a deferred gain of $10 million. As part of this arrangement, the Company also committed approximately $44 million for an 11.7% equity interest in the fund.

On May 20, 2016, the Company entered into an arrangement to sell three real estate properties to Manulife U.S. Real Estate Investment Trust (“REIT”) for $777 million. These properties had a book value of $524 million and fair value of $769 million. Approximately 62% of the $245 million gain from operations was ceded to an affiliate reinsurer. The Company recognized an after-tax gain, after reinsurance of $60 million.

F-24

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Other Invested Assets

The Company had no investments in partnerships or LLCs that exceed 10% of its admitted assets at December 31, 2018 and 2017.

Other invested assets primarily consist of investments in partnerships and LLCs. The Company recorded $39 million, $0 million, and $99 million of impairments on partnerships and LLCs during the years ended December 31, 2018, 2017 and 2016, respectively. These impairments are based on significant judgement by the Company in determining whether the objective evidence of other-than-temporary impairment exists. The Company considers relevant facts and circumstances in evaluating whether the impairment of an other invested asset is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the investee; (3) the Company’s ability and intent to hold the other invested asset until it recovers. To the extent the Company determines that an other invested asset is deemed to be other-than-temporarily impaired, the difference between book and fair value would be charged to income.

Affiliate Transactions

In 2018, the Company entered into an agreement to launch John Hancock Infrastructure Fund, LP (the “Fund”), a closed-end pooled fund that will offer investors the opportunity to invest alongside the Company in a targeted infrastructure strategy focused primarily on U.S investments. The fund was seeded with the partial sale of 9 assets owned by the Company. The assets sold had a book value of $1,045 million and fair value of $1,094 million which resulted in a gain to operations of $49 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHNY, for $4 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHLH, for $9 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, John Hancock Partnership Holdings I (“JHPH I”), for $39 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, John Hancock Partnership Holdings II (“JHPH II”), for $39 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHFLLC, for $6 million.

Other

The subprime lending sector, also referred to as B-paper, near-prime, or second chance lending, is the sector of the mortgage lending industry which lends to borrowers who do not qualify for prime market interest rates because of poor or insufficient credit history.

For purposes of this disclosure, subprime exposure is defined as the potential for financial loss through direct investment, indirect investment, or underwriting risk associated with risk from the subprime lending sector. For purposes of this note, subprime exposure is not limited solely to the risk associated with holding direct mortgage loans, but also includes any indirect risk through investments in asset-backed or structured securities, hedge funds, common stock, subsidiaries and affiliates, and insurance product issuance.

Although it can be difficult to determine the indirect risk exposures, it should be noted that not only does it include expected losses, it also includes the potential for losses that could occur due to significantly depressed fair value of the related assets in an illiquid market.

The Company had no direct exposure through investments in subprime mortgage loans as of December 31, 2018 or 2017.

Management considers several factors when classifying a structured finance or residential mortgage-backed security holding as “subprime” or placing a security in the highest risk category. These factors include the transaction’s weighted average

F-25

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

FICO or credit score, loan-to-value ratio (LTV), geographic composition, lien position, loan purpose, and loan documentation.

The Company has entered into certain repurchase agreements with an aggregate carrying value of $0 million and $0 million as of December 31, 2018 and 2017, respectively. For such agreements, the Company agrees to a specified term, price, and interest rate through the date of the repurchase.

The Company established a facility with an affiliate, MRBL whereby cash collateral can be received under a repurchase agreement program. There was no repurchase agreement activity in 2018 and 2017.

For securities lending transactions, the Company’s policy is to require a minimum of 102% of the fair value of securities loaned to be maintained as collateral. Positions are marked to market and adjusted on a daily basis to ensure the 102% margin requirement is maintained. There were no securities on loan as of December 31, 2018 or 2017.

F-26

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Net Investment Income and Net Realized and Other Gains (Losses)

Major categories of the Company’s net investment income are summarized as follows:

	2018	2017	2016

	(in millions)
Income:
Bonds	$2,279	$2,146	$2,232
Preferred stocks	-	-	-
Common stocks	126	23	225
Mortgage loans on real estate	594	610	609
Real estate	638	704	762
Policy loans	175	176	167
Cash, cash equivalents and short-term investments	38	33	18
Other invested assets	1,069	1,014	506
Derivatives	427	483	594
Other income	(21)	12	30

Total investment income	5,325	5,201	5,143
Expenses
Investment expenses	(424)	(509)	(529)
Investment taxes, licenses and fees, excluding federal income taxes	(76)	(93)	(94)
Investment interest expense	(48)	(50)	(82)
Depreciation on real estate and other invested assets	(112)	(123)	(130)

Total investment expenses	(660)	(775)	(835)

Net investment income	$4,665	$4,426	$4,308

Realized capital gains (losses) and amounts transferred to the IMR are as follows:

	2018	2017	2016

	(in millions)
Realized capital gains (losses)	$730	$722	$(494)
Less amount transferred to the IMR (net of related tax benefit (expense) of $2 in 2018, $(475) in 2017, and $31 in 2016)	(6)	882	(57)

Realized capital gains (losses) before tax	736	(160)	(437)
Less federal income taxes on realized capital gains (losses) before effect of transfer to the IMR	396	243	496

Net realized capital gains (losses)	$340	$(403)	$(933)

6. Derivatives

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, credit, equity price movements, indices or other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. The Company uses derivatives including swaps, forward and futures agreements, floors, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, credit and equity market prices.

F-27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Over-the-counter (“OTC”) bilateral swaps are contractual agreements between the Company and a counterparty to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.

Cleared OTC interest rate swaps are contractual agreements between the Company and a counterparty whereby the transaction must be cleared through a central clearing house, and subject to mandatory margin and reporting requirements.

Forward and futures agreements are contractual obligations to buy or sell a financial instrument or foreign currency on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

Interest rate floors are contracts with counterparties which require payment of a premium for the right to receive payments when the market interest rate on specified future dates falls below the agreed upon strike price. Interest rate treasury lock contracts are customized agreements securing current interest rates on Treasury securities for payment on a future date.

Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.

Swaptions are contractual agreements whereby the holder has the right, but not obligation, to enter into a given swap agreement on a specified future date.

Types of Derivatives and Derivative Strategies

Interest Rate Contracts. The Company uses interest rate futures contracts, OTC interest rate swap agreements, cleared interest rate swap agreements, swaptions, and interest rate treasury locks as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company uses interest rate swap agreements in effective cash flow and fair value hedge accounting relationships. These derivatives hedge the variable cash flows associated with certain floating-rate bonds, as well as, future fixed income asset acquisitions, which will support the Company’s long-term care and life insurance businesses. These derivatives reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. For its fair value hedging relationships, the Company uses interest rate swap agreements and interest rate treasury locks to hedge the risk of changes in fair value of existing fixed rate assets and liabilities arising from changes in benchmark interest rates.

Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are classified within interest rate swaps for disclosure purposes. The Company utilizes inflation swaps in effective hedge accounting relationships and other hedging relationships.

The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in other hedging relationships.

F-28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The Company also uses interest rate floors and swaptions primarily to protect against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate floors in other hedging relationships.

Foreign Currency Contracts. Foreign currency derivatives, including foreign currency swaps, foreign currency forwards, and foreign currency futures are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

Cross currency rate swap agreements are used to manage the Company’s exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both, on foreign currency financial instruments. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

Under foreign currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The maturities of these forwards correspond with the future periods in which the foreign currency transactions are expected to occur. The Company utilizes currency forwards in effective hedge accounting relationships and other hedging relationships.

Foreign currency futures are contractual obligations to buy or sell a foreign currency on a predetermined future date at a specified price. These contracts are standardized contracts traded on an exchange. The Company utilizes foreign exchange futures in other hedging relationships.

Equity Market Contracts. Total return swaps are contracts that involve the exchange of payments based on changes in the value of a reference asset, including any returns such as interest earned on these assets, in exchange for amounts based on reference rates specified in the contract. The Company utilizes total return swaps in effective hedge accounting relationships and other hedging relationships.

Equity index options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) an underlying equity market index on or before a specified future date at a specified price. The Company utilizes equity index options in other hedging relationships.

Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes equity index futures in other hedging relationships.

Credit Contracts. The Company manages credit risk through the issuance of credit default swaps (“CDS”). A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.

Replication Synthetic Assets. Replication synthetic asset transactions (“RSATs”) are derivative transactions made in combination with a cash instrument in order to reproduce the investment characteristic of an otherwise permissible investment. The Company uses interest rate swaps and credit default swaps in these transactions when direct investments are either too expensive to acquire or otherwise unavailable in the market. Such derivatives can only be RSATs and not hedging vehicles.

F-29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The table below provides a summary of the gross notional amount and fair value of derivatives contracts for all derivatives in effective hedge accounting relationships, other hedging relationships, and RSATs:

		December 31, 2018
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$1,919	$-	$-	$259	$98
	Foreign currency swaps	17	-	3	-	5

Cash flow hedges	Interest rate swaps	6,987	-	-	484	362
	Foreign currency swaps	421	61	-	55	-
	Foreign currency forwards	66	-	-	-	7
	Interest rate treasury locks	1,351	-	-	27	12
	Equity total return swaps	32	-	-	-	6

Total Derivatives in Effective Hedge Accounting Relationships		$10,793	$61	$3	$825	$490

Other Hedging Relationships
	Interest rate swaps	$137,873	$7,336	$3,287	$7,336	$3,287
	Interest rate treasury locks	11,980	277	77	277	77
	Interest rate options	8,574	230	-	230	-
	Interest rate futures	7,977	-	-	-	-
	Foreign currency swaps	1,439	341	269	341	269
	Foreign currency forwards	718	19	14	19	14
	Foreign currency futures	1,040	-	-	-	-
	Equity total return swaps	394	11	10	11	10
	Equity index options	4,818	236	59	236	59
	Equity index futures	4,178	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$178,991	$8,450	$3,716	$8,450	$3,716

Replication Synthetic Asset Transactions
	Interest rate swaps	$3,135	$-	$-	$19	$188
	Credit default swaps	-	-	-	-	-

Total Derivatives in Replication Synthetic Asset Transactions		$3,135	$-	$-	$19	$188

Total Derivatives		$192,919	$8,511	$3,719	$9,294	$4,394

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

		December 31, 2017

		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$1,870	$-	$2	$308	$128
	Foreign currency swaps	45	-	9	-	15

Cash flow hedges	Interest rate swaps	8,116	-	-	896	283
	Foreign currency swaps	1,549	78	45	295	268
	Foreign currency forwards	132	-	-	-	3
	Interest rate treasury locks	880	-	-	58	-
	Equity total return swaps	36	-	-	9	-

Total Derivatives in Effective Hedge Accounting Relationships		$12,628	$78	$56	$1,566	$697

Other Hedging Relationships
	Interest rate swaps	$121,799	$8,284	$4,041	$8,284	$4,041
	Interest rate treasury locks	10,728	630	13	630	13
	Interest rate options	8,014	247	-	247	-
	Interest rate futures	7,453	-	-	-	-
	Foreign currency swaps	322	57	13	57	13
	Foreign currency forwards	535	2	5	2	5
	Foreign currency futures	991	-	-	-	-
	Equity total return swaps	100	20	-	20	-
	Equity index options	4,113	319	1	319	1
	Equity index futures	5,372	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$159,427	$9,559	$4,073	$9,559	$4,073

Replication Synthetic Asset Transactions
	Interest rate swaps	$3,135	$-	$-	$98	$102
	Credit default swaps	30	-	-	-	-

Total Derivatives in Replication Synthetic Asset Transactions		$3,165	$-	$-	$98	$102

Total Derivatives		$175,220	$9,637	$4,129	$11,223	$4,872

Hedging Relationships

The Company generally does not enter into derivative contracts for speculative purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting and are reported in a manner consistent with the hedged asset or liability. For the years ended December 31, 2018, 2017 and 2016, respectively, the Company recorded unrealized gains (losses) of $231 million, $402 million, and $436 million, respectively, related to derivatives that no longer qualify for hedge accounting.

Fair Value Hedges. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates. The Company also uses cross currency swaps to manage its exposure to foreign exchange rate fluctuations and interest rate fluctuations.

Cash Flow Hedges. The Company uses interest rate swaps and interest rate treasury locks to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and forward agreements to hedge currency exposure on foreign currency financial instruments and foreign currency denominated

F-31

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

expenses, respectively. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.

For the year ended December 31, 2018, all of the Company’s hedged forecast transactions qualified as cash flow hedges and no cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

The maximum time frame for which variable cash flows are hedged is 28 years.

Derivatives Not Designated as Hedging Instruments or RSAT Relationships. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, and interest rate futures contracts to manage interest rate risk, total return swap agreements to manage equity risk, and CDS to manage credit risk. The Company also uses interest rate treasury locks and interest rate floor agreements to manage exposure to interest rates without designating the derivatives as hedging instruments. Interest rate floor agreements hedge the interest rate risk associated with minimum interest rate guarantees in certain life insurance and annuity businesses.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum death benefit (“GMDB”). These guarantees are effectively an embedded option on the basket of mutual funds offered to contract holders. The Company manages a hedging program to reduce its exposure to certain contracts with the GMWB and GMDB guarantees. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), currency futures, total return swaps, equity index options, swaptions and U.S. Treasury futures to match the sensitivities of the GMWB and GMDB liabilities to the market risk factors.

The Company also has a macro equity risk hedging program using equity futures and interest rate swaps, as well as equity index options. This program is designed to reduce the Company’s overall exposure to public equity markets arising from several sources including, but not limited to, variable annuity guarantees not dynamically hedged, separate account fees not associated with guarantees, and Company equity holdings.

The Company uses foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

F-32

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

For the years ended December 31, 2018, 2017 and 2016 net gains and losses related to derivatives in other hedging relationships were recognized by the Company, and the components were recorded in net unrealized and net realized gains (losses) as follows:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Other Hedging Relationships
Net unrealized capital gain (loss):
Interest rate swaps	$(193)	$(805)	$773
Interest rate treasury locks	(417)	841	(435)
Interest rate options	(35)	(73)	(8)
Interest rate futures	212	-	-
Foreign currency swaps	-	6	(31)
Foreign currency forwards	6	(11)	-
Foreign currency futures	(11)	-	-
Equity total return swaps	9	3	(4)
Equity index options	(133)	102	68
Equity index futures	121	-	-
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net unrealized capital gain (loss)	$(441)	$63	$363

Net realized capital gain (loss):
Interest rate swaps	$(225)	$874	$(490)
Interest rate treasury locks	43	34	342
Interest rate options	(5)	(3)	-
Interest rate futures	(411)	273	(23)
Foreign currency swaps	4	4	3
Foreign currency forwards	(16)	16	24
Foreign currency futures	61	(111)	94
Equity total return swaps	(2)	(9)	(9)
Equity index options	49	22	(98)
Equity index futures	157	(1,104)	(1,007)
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net realized capital gain (loss)	$(345)	$(4)	$(1,164)

Total gain (loss) from derivatives in other hedging relationships	$(786)	$59	$(801)

The table above does not include unrealized gains (losses) of ($28) million, $9 million, $11 million and realized gains (losses) of $12 million, $12 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. These gains (losses) represent a portion of equity total return swaps used to hedge restricted share units, but that are no longer in an effective accounting hedge relationship. The gains (losses) are recorded in the General Insurance Expenses line in the Statement of Operations.

The Company also deferred net realized gains (losses) of ($229) million, $872 million, and ($526) million (including ($226) million, $874 million, and ($490) million of gains (losses) for derivatives in other hedging relationships, respectively) related to interest rates for the years ended December 31, 2018, 2017 and 2016, respectively. Deferred net realized gains and losses are reported in IMR and amortized over the remaining period to expiration date.

F-33

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Credit Default Swaps

The Company replicates exposure to specific issuers by selling credit protection via CDS in order to complement its cash bond investing. The Company does not employ leverage in its CDS program and therefore, does not write CDS protection in excess of its government bond holdings.

The following table provides details of the CDS protection sold by type of contract and external agency rating for the underlying reference security, as of December 31, 2018 and 2017, respectively

	December 31, 2018			December 31, 2017

	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]

	(in millions)
Single name CDS[1]
Corporate debt
AAA	$-	$-	-	$10	$-	1
AA	-	-	-	10	-	-
A	-	-	-	10	-	1
BBB	-	-	-	-	-	-

Total CDS protection sold	$-	$-		$30	$-

1

The rating agency designations are based on S&P where available followed by Moody’s, Dominion Bond Rating Services (DBRS), and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

2

Notional amount represents the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

3	The weighted average maturity of the CDS is weighted based on notional amounts.

The Company holds no purchased credit protection at December 31, 2018 and 2017. The average credit rating of the counterparties guaranteeing the underlying credits is A and the weighted average maturity is 0 years.

Credit Risk

The Company’s exposure to loss on derivatives is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in negative positions and the impact of collateral on hand. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its OTC derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2018 and 2017, the Company accepted collateral consisting of cash of $1,559 million and $1,973 million, and various securities with a fair value of $3,280 million and $4,360 million, respectively, which is held in separate custodial accounts and not reflected within these financial statements. In addition, the Company has pledged collateral to support both the OTC derivative instruments, exchange traded futures and cleared interest rate swap transactions. For further details regarding pledged collateral see the Investments Note.

Under U.S. regulations, certain interest rate swap agreements and credit default swap agreements are required to be cleared through central clearing houses. These transactions are contractual agreements that require initial and variation margin

F-34

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

collateral postings and are settled on a daily basis through a clearing house. As such, they reduce the credit risk exposure in the event of default by a counterparty.

Financing Premiums

The following table presents the Company’s aggregate, non-discounted total premium cost for derivative contracts with financing premiums and the premium cost due in each of the following four years, and thereafter.

Fiscal Year	Derivative Premium Payments Due
(in millions)
2018	$-
2019	66
2020	-
2021	-
Thereafter	-

Total Future Settled Premiums	$66

	Undiscounted Future Premium Commitments	Derivative Fair Value With Premium Commitments	Derivative Fair Value Excluding Impact of Future Settled Premiums
		(in millions)
Prior Year	$40	$32	$71
Current Year	$66	$(48)	$17

Transactions with Affiliates

The Company has entered into a currency swap agreement with JHFC which was recorded at fair value. JHFC utilizes the currency swap to hedge currency exposure on foreign currency financial instruments. The Company has also entered into currency swap agreements with external counterparties which offset the currency swap agreement with JHFC. As of December 31, 2018 and 2017, the currency swap agreements with JHFC and the external counterparties had offsetting fair values of $266 million and $261 million, respectively.

The Company has entered into equity total return swap agreements with MLI which are recorded at fair value. JHUSA utilizes the equity total return swaps to hedge equity exposure on restricted share units (“RSU”). As of December 31, 2018 and 2017, the equity total return swap agreements with MLI had a fair value of ($14) million and $30 million.

In 2017, the Company repositioned interest rate swaps supporting affiliate reinsurance with John Hancock Reassurance Company Limited. The transaction resulted in a pre-tax gain of $24 million and a post-tax increase to surplus of $16 million, net of amounts transferred to the interest maintenance reserve (IMR) and ceded to the affiliate reinsurer.

7. Fair Value

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

•

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition – This category includes assets and liabilities measured at fair value. Financial instruments in this category include bonds and preferred stocks carried at the lower of cost or fair value due to their SVO quality rating, common stocks, derivatives, and separate account assets.

•	Other Financial Instruments Not Reported at Fair Value After Initial Recognition – This category includes assets and liabilities as follows:

F-35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Bonds – For bonds, including corporate debt, U.S. Treasury, commercial and residential mortgage-backed securities, asset-backed securities, collateralized debt obligations, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds.

Mortgage Loans on Real Estate – The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type. The fair value of impaired mortgage loans is based on the net of the collateral less estimated cost to obtain and sell. Fair value of commercial mortgages is derived through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

Cash, Cash Equivalents and Short-Term Investments – The carrying values for cash, cash equivalents, and short-term investments approximate their fair value due to the short-term maturities of these instruments.

Policy Loans – These loans are carried at unpaid principal balances, which approximate their fair values.

Policy Reserves – Policy reserves consist of guaranteed investment contracts. The fair values associated with these financial instruments are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

Policyholders’ and Beneficiaries Funds – Includes term certain contracts and supplementary contracts without life contingencies. The fair values associated with the term certain contracts and supplementary contracts without life contingencies are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread. Effective December 31, 2016, fair value disclosure is no longer required for those balances that can be withdrawn by the policyholder at any time without prior notice or penalty. The fair value is the amount estimated to be payable to the policyholder as of the reporting date which is generally the carrying value and provides no additional disclosure value.

Consumer Notes – The fair value of consumer notes is determined by projecting cash flows and using a spread assumption associated with the specific risks in the Signature Note contracts. The spread is calculated by taking the difference between the contractual crediting rate and the yield curve as of the issue date of each Signature Note. The calculated spread is added to the yield curve as of each future valuation date to determine the fair value of the Signature Notes.

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•

Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date reflecting market transactions. Level 1 assets primarily include exchange traded equity securities and certain separate account assets.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

•

Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most bonds are classified within Level 2. Also, included in the Level 2 category are certain separate account assets and derivative assets and liabilities.

•

Level 3 – Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include impaired bonds and less liquid securities, such as structured asset-backed securities, commercial mortgage-backed securities, and other securities that have little or no price transparency.

Determination of Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (not a forced liquidation or distress sale) between market participants at the measurement date, that is, an exit value.

When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is typically based upon alternative valuation techniques such as discounted cash flows, matrix pricing, consensus pricing services and other techniques. Broker quotes are generally used when external public vendor prices are not available.

The Company has a process in place that includes a review of price movements relative to the market, a comparison of prices between vendors, and a comparison to internal matrix pricing which uses predominately external observable data. Judgement is applied in adjusting external observable data for items including liquidity and credit factors.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

Bonds

Refer to the previous page for the determination of fair value of bonds. Generally, impaired bonds with a NAIC designation rating of 6 whose cost is greater than its fair value are reported at fair value and are classified within Level 3.

Preferred Stocks

Preferred stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Preferred stocks not traded in active markets are classified within Level 3.

Common Stocks

Common stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Common stocks not traded in active markets are classified within Level 3.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value, that are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the

F-37

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Separate Account Assets and Liabilities

For separate accounts structured as a non-unitized fund, the fair value of separate account assets is based on the fair value of the underlying assets owned by the separate account. For separate accounts structured as a unitized fund, the fair value of the separate account assets is based on the fair value of the underlying funds owned by the separate account. Assets owned by the Company’s separate accounts primarily include: investments in mutual funds, bonds, common stock, short-term investments, real estate, and cash and cash equivalents. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

The fair value of fund investments is based upon quoted market prices or reported net asset value (“NAV”). Fund investments that are traded in an active market and have a NAV that the Company can access at the measurement date are classified within Level 1. Level 2 assets consist primarily of bonds which are valued using matrix pricing with independent pricing data.

Separate account assets classified as Level 3 consist primarily of fixed maturity and equity investments in private companies, which own timber and agriculture and carry them at fair value. The values of the timber and agriculture investments are estimated using generally accepted valuation techniques. A comprehensive appraisal is performed shortly after initial purchase and at two or three-year intervals thereafter. Appraisal updates are conducted according to client contracts, generally at one-year or six-month intervals. In the quarters in which an investment is not independently appraised or its valuation updated, the market value is reviewed by management. The valuation of an investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the independent appraiser’s review and concurrence with management. Further, these valuations are prepared giving consideration to the income, cost, and sales comparison approaches of estimating asset value. The significant unobservable inputs used in the fair value measurement of the Company’s timberland investments are harvest volumes, timber prices, operating costs and discount rates. Significant changes to any one of these inputs in isolation could result in a significant change to fair value measurement. Holding other factors constant, an increase to either harvest volumes or timber prices would tend to increase the fair value of a timberland investment, while an increase in operating costs or discount rate would have the opposite effect. These investments are classified as Level 3 by the companies owning them, and therefore the equity investments in these companies are considered to be Level 3 by the Company.

F-38

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The following table presents the Company’s assets and liabilities that are measured and reported at fair value in the Balance Sheets after initial recognition by fair value hierarchy level:

	December 31, 2018
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$31	$31	$-	$25	$6	$-
Loan-backed and structured securities	-	-	-	-	-	-

Total bonds with NAIC 6 rating	31	31	-	25	6	-

Preferred stocks:
Industrial and misc	3	3	-	-	3	-

Total preferred stocks	3	3	-	-	3	-

Common stocks:
Industrial and misc	918	918	807	-	111	-

Total common stocks	918	918	807	-	111	-
Derivatives:
Interest rate swaps	7,336	7,336	-	7,336	-	-
Interest rate treasury locks	277	277	-	12	265	-
Interest rate options	230	230	-	91	139	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	341	341	-	341	-	-
Foreign currency forwards	19	19	-	19	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	11	11	-	-	11	-
Equity index options	236	236	-	236	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	8,450	8,450	-	8,035	415	-

Assets held in separate accounts	124,131	124,131	119,774	2,553	1,804	-

Total assets	$133,533	$133,533	$120,581	$10,613	$2,339	$-

Liabilities:
Derivatives:
Interest rate swaps	$3,287	$3,287	$-	$3,232	$55	$-
Interest rate treasury locks	77	77	-	17	60	-
Interest rate options	-	-	-	-	-	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	269	269	-	269	-	-
Foreign currency forwards	14	14	-	14	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	10	10	-	-	10	-
Equity index options	59	59	-	59	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	3,716	3,716	-	3,591	125	-

Liabilities held in separate accounts	124,131	124,131	119,774	2,553	1,804	-

Total liabilities	$127,847	$127,847	$119,774	$6,144	$1,929	$-

F-39

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	December 31, 2017
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$22	$22	$-	$12	$10	$-
Loan-backed and structured securities	6	6	-	-	6	-

Total bonds with NAIC 6 rating	28	28	-	12	16	-

Preferred stocks:
Industrial and misc	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-

Common stocks:
Industrial and misc	1,354	1,354	1,220	-	134	-

Total common stocks	1,354	1,354	1,220	-	134	-
Derivatives:
Interest rate swaps	8,284	8,284	-	8,284	-	-
Interest rate treasury locks	630	630	-	61	569	-
Interest rate options	247	247	-	67	180	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	57	57	-	57	-	-
Foreign currency forwards	2	2	-	2	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	20	20	-	-	20	-
Equity index options	319	319	-	319	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	9,559	9,559	-	8,790	769	-

Assets held in separate accounts	141,167	141,167	136,373	2,950	1,844	-

Total assets	$152,108	$152,108	$137,593	$11,752	$2,763	$-

Liabilities:
Derivatives:
Interest rate swaps	$4,041	$4,041	$-	$4,001	$40	$-
Interest rate treasury locks	13	13	-	12	1	-
Interest rate options	-	-	-	-	-	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	13	13	-	13	-	-
Foreign currency forwards	5	5	-	5	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	-	-	-	-	-	-
Equity index options	1	1	-	1	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	4,073	4,073	-	4,032	41	-

Liabilities held in separate accounts	141,167	141,167	136,373	2,950	1,844	-

Total liabilities	$145,240	$145,240	$136,373	$6,982	$1,885	$-

F-40

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The table below presents the carrying amounts and fair value by fair value hierarchy level for certain assets and liabilities that are not reported at fair value in the Balance Sheets:

	December 31, 2018
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$44,525	$43,579	$-	$40,875	$2,704
Preferred stocks	11	12	-	-	12
Mortgage loans on real estate	12,085	12,199	-	-	12,199
Cash, cash equivalents and short term investments	2,988	2,988	2,381	607	-
Policy loans	2,788	2,788	-	2,788	-
Derivatives in effective hedge accounting and RSAT relationships	61	844	-	816	28

Total assets	$62,458	$62,410	$2,381	$45,086	$14,943

Liabilities:
Consumer notes	$154	$176	$-	$-	$176
Borrowed money	-	-	-	-	-
Policy reserves	1,322	1,306	-	-	1,306
Policyholders’ and beneficiaries funds	796	961	-	961	-
Derivatives in effective hedge accounting and RSAT relationships	3	678	-	438	240

Total liabilities	$2,275	$3,121	$-	$1,399	$1,722

	December 31, 2017
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$47,942	$49,997	$-	$47,017	$2,980
Preferred stocks	11	14	-	-	14
Mortgage loans on real estate	11,900	12,759	-	-	12,759
Cash, cash equivalents and short term investments	4,131	4,131	3,065	1,066	-
Policy loans	2,726	2,726	-	2,726	-
Derivatives in effective hedge accounting and RSAT relationships	78	1,664	-	1,596	68

Total assets	$66,788	$71,291	$3,065	$52,405	$15,821

Liabilities:
Consumer notes	$197	$226	$-	$-	$226
Borrowed money	-	-	-	-	-
Policy reserves	1,364	1,354	-	-	1,354
Policyholders’ and beneficiaries funds	937	1,136	-	1,136	-
Derivatives in effective hedge accounting and RSAT relationships	56	799	-	618	181

Total liabilities	$2,554	$3,515	$-	$1,754	$1,761

(1)

Bonds are carried at amortized cost unless they have NAIC designation rating of 6. Fair value of bonds exclude leveraged leases of $2,439 million and $2,415 million at December 31, 2018 and 2017, respectively. The Company calculates the carrying value by accruing income at its expected internal rate of return.

F-41

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. During the years ended December 31, 2018 and 2017, the Company did not have any transfers from Level 1 to Level 2. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company did not transfer assets from Level 2 to Level 1 during the years ended December 31, 2018 and 2017.

F-42

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Level 3 Financial Instruments

The changes in Level 3 financial instruments measured and reported at fair value for the years ended December 31, 2018, 2017 and 2016, are summarized as follows:

	Balance at January 1, 2018	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2018
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$10	$-	$-	$-	$-	$-	$(1)	$-	$-	$(3)	$6
Impaired mortgage-backed and asset-backed securities	6	1	-	-	-	-	(7)	-	-	-	-

Total bonds with NAIC 6 rating	16	1	-	-	-	-	(8)	-	-	(3)	6
Preferred stocks:
Industrial and misc	-	-	-	-	3	-	-	-	-	-	3

Total preferred stocks	-	-	-	-	3	-	-	-	-	-	3
Common stocks:
Industrial and misc	134	44	3	-	4	-	(76)	-	2	-	111

Total common stocks	134	44	3	-	4	-	(76)	-	2	-	111
Net derivatives	728	-	(389)	-	8	-	-	(46)	-	(11)	290
Separate account assets/liabilities	1,844	133	-	-	42	-	(209)	-	3	(9)	1,804

Total	$2,722	$178	$(386)	$-	$57	$-	$(293)	$(46)	$5	$(23)	$2,214

F-43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	Balance at January 1, 2017	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2017
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$17	$(1)	$1	$-	$3	$-	$(7)	$-	$-	$(3)	$10
Impaired mortgage-backed and asset-backed securities	7	1	-	-	-	-	(2)	-	-	-	6

Total bonds with NAIC 6 rating	24	-	1	-	3	-	(9)	-	-	(3)	16
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	169	49	(24)	-	8	-	(68)	-	-	-	134

Total common stocks	169	49	(24)	-	8	-	(68)	-	-	-	134
Net derivatives	86	-	758	-	16	-	-	(59)	-	(73)	728
Separate account assets/liabilities	1,896	83	-	-	34	-	(164)	-	6	(11)	1,844

Total	$2,175	$132	$735	$-	$61	$-	$(241)	$(59)	$6	$(87)	$2,722

F-44

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	Balance at January 1, 2016	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2016
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$29	$1	$(1)	$-	$1	$-	$(17)	$-	$4	$-	$17
Impaired mortgage-backed and asset-backed securities	7	1	-	-	-	-	(1)	-	-	-	7

Total bonds with NAIC 6 rating	36	2	(1)	-	1	-	(18)	-	4	-	24
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	110	(1)	37	-	25	-	(2)	-	-	-	169

Total common stocks	110	(1)	37	-	25	-	(2)	-	-	-	169
Net derivatives	388	-	(407)	-	152	-	-	-	-	(47)	86
Separate account assets/liabilities	1,965	84	-	-	46	-	(234)	-	11	24	1,896

Total	$2,499	$85	$(371)	$-	$224	$-	$(254)	$-	$15	$(23)	$2,175

(1)	This amount is included in net realized capital gains (losses) on the Statements of Operations.
(2)	Changes in the fair value of separate account assets are credited directly to separate account liabilities in accordance with NAIC SAP and are not reflected in income.
(3)	For financial instruments that are transferred into and/or out of Level 3, the Company uses the fair value of the instruments at the beginning of the reporting period.

F-45

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying instruments into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that instrument, thus eliminating the need to extrapolate market data beyond observable points. Additionally, securities carried at fair value at the beginning of the period but carried at amortized cost at the end of the period due to rating change or change in fair value relative to amortized cost, are included in transfers out of Level 3. Conversely, any securities carried at amortized cost at the beginning of the period and carried at fair value at the end of the year due to SVO rating change or change in fair value relative to amortized cost, are included into transfers into Level 3.

8. Reinsurance

Certain premiums and benefits are assumed from or ceded to affiliate and other insurance companies under various reinsurance agreements. The Company entered into these reinsurance agreements to shift underlying risk on certain of its products, and to improve cash flow and statutory capital. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Total reinsurance amounts included in the Company’s accompanying statutory-basis financial statements were as follows:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums earned
Direct	$20,067	$20,392	$19,809
Assumed	603	605	872
Ceded	(14,854)	(2,711)	(7,454)

Net	$5,816	$18,286	$13,227

Benefits to policyholders ceded	$(15,881)	$(16,741)	$(15,271)

Reserve amounts ceded to reinsurers not authorized in the State of Michigan are mostly covered by funds withheld assets, letters of credit or trust agreements. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2018, any material recoveries were collateralized or settled by the assuming company.

Neither the Company nor any of its related parties control, directly or indirectly, any external reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2018, there were no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

As of December 31, 2018, if all reinsurance agreements were cancelled the estimated aggregate reduction in unassigned surplus is $5,586 million.

F-46

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

Non-Affiliated Reinsurance

The table below consists of the impact of the New York Life (“NYL”) Agreements:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(219)	$(224)	$(264)
Premiums assumed	88	91	106
Benefits ceded	(594)	(636)	(615)
Benefits assumed	238	254	246

Other reinsurance receivable (payable)	-	(1)	(2)
Funds held by or deposited with reinsured companies	3,183	3,316	3,483

The JHLICO closed block was established upon the demutualization of JHLICO for those designated participating policies that were in-force on February 1, 2000.

Effective July 1, 2015, the Company entered into coinsurance reinsurance agreements with NYL to cede 100% quota share (“QS”) of the Company’s JHLICO Closed Block policies (“NYL 100% Coinsurance”). In addition, NYL agreed to retrocede 40% QS of the same policy risks back to the Company under a coinsurance funds withheld (“FWH”) agreement (“NYL 40% FWH Retrocession”). Collectively, these agreements are known as the NYL Agreements. The NYL 100% Coinsurance keeps the assets supporting the JHLICO Closed Block together in NYL, and the NYL 40% FWH Retrocession adjusts the net reinsurance to NYL to 60% of the JHLICO Closed Block policies at risk.

In conjunction with the NYL Agreements, the existing 100% coinsurance FWH agreement which retrocedes the JHLICO Closed Block New York business back to the Company from JHNY was recaptured. In addition, the 90% modified coinsurance FWH treaty with MRBL was also recaptured. The recaptures were necessary to complete the NYL Agreements, because the policies under these agreements are the same policies at risk under the NYL Agreements.

The table below consists of the impact of the 2018 Reinsurance Group of America (“RGA”) Agreement:

Year ended December 31,
2018

(in millions)
Premiums ceded, net	$(2,790)
Benefits ceded, net	(134)
Other reinsurance receivable	24
Other amounts payable on reinsurance	-

Effective July 1, 2018, the Company entered into a coinsurance agreement with RGA to cede 100% quota share (“QS”) of a significant block of individual payout annuities. The transaction was structured such that the Company transferred the policy liabilities of $2,520 million and related invested assets of $2,829 million. The Company incurred a pre-tax loss of $72 million net of realized capital gains, including a ceding commission paid of $33 million, and a decrease of $43 million to statutory surplus. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

F-47

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table below consists of the impact of the 2012 RGA Agreement:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded, net	$(2)	$(3)	$(392)
Benefits ceded, net	(407)	(418)	(467)

Other reinsurance receivable	72	68	73
Other amounts payable on reinsurance	-	-	-

Effective April 1, 2012, the Company entered into a coinsurance agreement with RGA to cede its fixed deferred annuities at 90% quota share (“QS”). Subsequently, the treaty increased to 100% QS effective February 29, 2016. The transaction was structured such that the Company transferred the actuarial liabilities and related invested assets. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

The table below consists of the impact of the Jackson National Life Insurance Company (“Jackson’) Agreement:

Year ended December 31,
2018

(in millions)
Premiums ceded, net	$(5,317)
Benefits ceded, net	(134)
Funds held by or deposited with reinsured companies	-

Other reinsurance receivable	20
Other amounts payable on reinsurance	-

Effective October 1, 2018, the Company entered into 100% quota share coinsurance agreement with Jackson, a wholly-owned subsidiary of Prudential plc, to reinsure a block of legacy group pay-out annuities. The transaction was structured such that the Company transferred the policy liabilities of $4,292 million and related invested assets of $5,400 million. The Company incurred a pre-tax loss of $914 million net of realized capital gains, including a ceding commission paid of $222 million, and a decrease of $699 million to statutory surplus. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

F-48

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

Affiliated Reinsurance

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHNY:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded, net	$(167)	$(177)	$(183)
Benefits ceded, net	(408)	(424)	(427)

Funds held by or deposited with reinsured companies	-	-	-
Other reinsurance receivable	39	46	41
Other amounts payable on reinsurance	5	4	9

Treaty settlement received (paid)*	208	227	246
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On January 1, 2010, the assets supporting the policyholders who reside in the state of New York (“NY business”) were transferred to JHNY from the Company. The transfer included participating traditional life insurance, variable universal life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts, and variable annuities. The NY business was transferred using assumption reinsurance, modified coinsurance and coinsurance with cut-through provisions.

The NY business related to participating traditional life insurance policies was transferred from JHUSA to JHNY under a coinsurance agreement and was immediately retroceded back to JHUSA using a coinsurance FWH agreement. JHNY retained the invested assets supporting this block of business. As previously noted, the coinsurance FWH agreement was recaptured effective July 1, 2015. The NY business related to variable universal life was reinsured through coinsurance and modified coinsurance. The NY business related to universal life was transferred from the Company to JHNY under coinsurance agreements.

The NY business related to a majority of the fixed deferred annuity business was transferred from the Company to JHNY under an assumption reinsurance agreement. The NY business related to variable annuities and some participating pension contracts where assets were held in separate accounts were reinsured through modified coinsurance. The NY business related to fixed deferred and immediate annuities and participating pension contracts was transferred from the Company to JHNY under a coinsurance agreement.

F-49

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHRECO:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(501)	$(256)	$(517)
Premiums ceded, impact of treaty recaptured	-	3,718	-
Benefits ceded	(573)	(782)	(836)

Other reinsurance receivable	13	2	-
Other amounts payable on reinsurance	-	-	24
Funds withheld from reinsured companies	7,131	7,048	-
Funds withheld from unauthorized reinsurers	-	-	7,236
Treaty settlement received (paid)*	20	(8)	(594)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company also reinsures a portion of the risk related to certain annuity policies. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company. On October 1, 2017, the Company recaptured the payout annuity policies with JHRECO. The recapture resulted in pre-tax income of $708 million and an increase in surplus, net of tax, of $460 million.

The Company reinsures a large portion of the Long-Term Care (“LTC”) risk under a single accounting and capital regime, which helps to manage JHUSA’s overall risk profile and reduce strain on statutory surplus. JHUSA’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, The Office of the Superintendent of Financial Institution (“OSFI”), and reports its results on a consolidated International Financial Reporting Standards (“IFRS”) basis. As such, the agreement has no impact on the parent company financial results.

JHRECO does not retrocede any risks to a third party or affiliates. The risks assumed by JHRECO are solely the responsibility of JHRECO, but they are also retained within the parent company group. Reserve credits taken were $9,038 million and $8,644 million at December 31, 2018 and 2017, respectively. On December 31, 2017, JHRECO changed its domiciliary jurisdiction from Bermuda to the state of Michigan. As a result of the re-domestication of JHRECO, collateral was no longer required as of December 31, 2017. Total amount of funds withheld (including capital) on behalf of the captive reinsurer that back the long-term care liabilities was $7,131 million and $7,048 million at December 31, 2018 and 2017, respectively.

F-50

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The available and required capital in the table below represent JHRECO’s capital position on a NAIC basis at December 31, 2018 and 2017.

	Years ended December 31,
	2018	2017

	(in millions)
Available Capital	$2,085	$1,884
Required Capital	$323	$262
RBC Ratio	646%	718%

JHUSA’s Authorized Control Level (“ACL”) Risk Based capital impact on recapture of the LTC reinsurance agreement at December 31, 2018 and 2017 is as follows:

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2018	$11,404	$1,425	800%
Impact of JHRECO LTC Recapture	470	232	-83%

Capital Gross of JHRECO LTC Cession	$11,874	$1,657	717%

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2017	$10,761	$1,266	850%
Impact of JHRECO LTC Recapture	854	189	-52%

Capital Gross of JHRECO LTC Cession	$11,615	$1,455	798%

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRBL:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(3,763)	$(3,320)	$(3,978)
Benefits ceded	(10,700)	(11,653)	(10,494)

Other reinsurance receivable	185	25	-
Other amounts payable on reinsurance	660	389	605
Funds withheld from unauthorized reinsurers	7	-	227

Treaty settlement received (paid)*	178	480	(142)
*	Treaty settlement consisted primarily of ceded investment income related to non-qualifying hedging strategies and changes in the modified coinsurance and coinsurance reserves.

F-51

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The Company reinsures 87% of certain group annuity contracts in-force with MRBL. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider.

The Company reinsures 90% of a significant block of variable annuity contracts in-force with MRBL. All substantial risks, including all guaranteed benefits (GMDB, Guaranteed Minimum Income Benefit (“GMIB”), and GMWB), related to certain specified policies not already reinsured to third parties, are reinsured under the agreement. The base contracts are reinsured on a modified coinsurance basis, while the guaranteed benefit reinsurance coverage is apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance FWH. The assets supporting the reinsured policies remain invested with the Company. Since the inception of the treaty in 2008, several amendments have been enacted to refine certain aspects of the treaty. The net MRBL reinsurance recoverable includes the impact of ongoing reinsurance cash flows and is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies with changes to ceded reserves and cost of reinsurance recognized as a component of benefits to policyholders on the Statements of Operations.

The Company’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, OSFI, and reports on a consolidated IFRS basis. The Company utilizes a dynamic hedging program to manage risks on an economic basis. The IFRS accounting for these derivatives aligns with MFC’s market-based reserving regime. The US statutory accounting and reserving framework does not provide appropriate alignment of economic risk management strategies (hedging) and associated reserve methodologies. The treaty with MRBL provides a mechanism to allow management of the majority of the variable annuity risk under a single consolidated reserve and capital regime, rather than managing the block simultaneously under two very diverse frameworks.

As a coinsurance / modified coinsurance treaty, MRBL holds $1,989 million and $1,873 million as a coinsurance reserve and JHUSA holds $420 million and $109 million as a modified coinsurance reserve at December 31, 2018 and 2017, respectively. The IFRS reserves that MRBL holds for variable annuities are similar in concept to AG43. The calculations are a real-world stochastic calculation at CTE(70), based on the guaranteed benefits and fees in isolation rather than the whole contract, including the cash flows generated from the dynamic hedging program and including margins for adverse deviation. The real-world stochastic scenarios are subject to Canadian Institute of Actuaries equity and bond fund return calibration criteria. Reserve credits taken were $7 million and $0 million at December 31, 2018 and 2017, respectively, and there is no supporting collateral.

MRBL does not retrocede any risks to a third party. The risks assumed by MRBL are solely the responsibility of MRBL, but they are also retained within MFC. This transaction has no impact on MFC’s financial statements as it reports its risks on a consolidated basis.

On September 30, 2018, the Company entered into a combination coinsurance and modified coinsurance agreement with MRBL to cede 95% of certain single life and survivorship variable universal life products. The transactions included the transfer from JHUSA of $662 million of policy liabilities. The transactions resulted in a pre-tax gain of $500 million, including a ceding commission received of $500 million, and an increase in surplus of $395 million net of tax, which was deferred and will be amortized over a period of approximately 20 years.

F-52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The Company entered into a Stop Loss Reinsurance Agreement with MRBL, effective April 1, 2017, simultaneous with entering into a coinsurance with partial funds withheld agreement with MMRC, as described below.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRL:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(133)	$(255)	$(298)
Benefits ceded	(595)	(545)	(468)

Other reinsurance receivable	-	-	5
Other amounts payable on reinsurance	7	7	-
Funds withheld from unauthorized reinsurers	329	66	-
Treaty settlement received (paid)*	(30)	(28)	(74)

*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company entered into a coinsurance/modified coinsurance agreement with an affiliate, MRL, to reinsure 90% of all risks not already reinsured to third parties on various universal life contracts effective December 15, 2000. Subsequent amendments added further UL and some term contracts. The Company amended the agreement during 2014 to simplify treaty administration and to modify the structure of the treaty to a modified coinsurance FWH structure.

The table and commentary below consist of the impact of the reinsurance agreement with an affiliate, JHLH:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(28)	$(27)	$(28)
Premiums assumed	-	-	241
Benefits ceded	(22)	(19)	(10)
Benefits assumed	19	22	8

Other reinsurance receivable	-	-	1
Other amounts payable on reinsurance	5	7	-
Funds withheld from authorized reinsurers	-	-	3
Treaty settlement received (paid)*	(23)	(28)	7

* Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On December 31, 2016, the Company entered into a coinsurance agreement with an affiliate, JHLH, to reinsure 100% of a block of single premium universal life policies. The transaction included the transfer from JHLH of $282 million of invested assets and $241 million in net policy liabilities. The transaction resulted in a pre-tax gain and ceding commission received of $36 million and an increase in surplus of $52 million, net of tax.

F-53

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreement with an affiliate, MMRC:

	Year ended December 31,
	2018	2017

	(in millions)
Premiums ceded	$(135)	$(373)
Premiums assumed	-	-
Benefits ceded	(17)	(14)
Benefits assumed	-	-

Other reinsurance receivable	-	-
Other amounts payable on reinsurance	22	18
Funds withheld from authorized reinsurers	102	50
Treaty settlement received (paid)*	(68)	(55)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

Effective April 1, 2017, the Company entered into a coinsurance with partial FWH agreement with an affiliate, MMRC, to reinsure 100% of the Company’s in-force single-life term life insurance policies and related riders, for certain policy years. The transaction included the transfer to MMRC of $284 million in net policy liabilities. Also, the Company recognized $33 million of FWH liabilities. The transactions resulted in a pre-tax gain of $251 million, including a ceding commission received of $252 million, and an increase in surplus of $163 million, net of tax, which was deferred and will be amortized over a period of approximately 15 years. Subsequent amendment added additional term contracts.

The reinsurance agreement with MMRC was entered into to address the surplus strain caused by the excess of XXX NAIC reserves over the VM-20 reserve levels. This transaction was within the scope of Actuarial Guideline 48, the NAIC Term Life and Universal Life with Secondary Guarantees (XXX/AXXX) Credit for Reinsurance Model Regulation (“AG 48”). In accordance with the terms of AG 48, the obligations of MMRC under the reinsurance agreement are supported by a FWH account and a credit-linked note. The FWH account is funded with assets meeting the definition of “Primary Security” under AG 48 and in an amount equal to or in excess of the VM-20 reserve. The credit-linked note is in the amount of the excess of the statutory reserves over the then current “Required Level of Primary Security”.

The Company did not commute any material ceded reinsurance in 2018.

F-54

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes

The components of the net deferred tax asset/(liability) are as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital	(3) (Col 1 + 2) Total

	(in millions)
(a) Gross deferred tax assets	$1,674	$67	$1,741
(b) Statutory valuation allowance adjustments	121	-	121

(c) Adjusted gross deferred tax assets (a - b)	1,553	67	1,620
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	1,553	67	1,620
(f) Deferred tax liabilities	1,628	69	1,697

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$(75)	$(2)	$(77)

	December 31, 2017
	(4) Ordinary	(5) Capital	(6) (Col 4 + 5) Total

	(in millions)
(a) Gross deferred tax assets	$2,432	$63	$2,495
(b) Statutory valuation allowance adjustments	121	-	121

(c) Adjusted gross deferred tax assets (a - b)	2,311	63	2,374
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	2,311	63	2,374
(f) Deferred tax liabilities	2,289	72	2,361

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$22	$(9)	$13

	Change
	(7) (Col 1 - 4) Ordinary	(8) (Col 2 - 5) Capital	(9) (Col 7 + 8) Total

	(in millions)
(a) Gross deferred tax assets	$(758)	$4	$(754)
(b) Statutory valuation allowance adjustments	-	-	-

(c) Adjusted gross deferred tax assets (a - b)	(758)	4	(754)
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	(758)	4	(754)
(f) Deferred tax liabilities	(661)	(3)	(664)

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$(97)	$7	$(90)

The Company has recorded a valuation allowance against specific general business tax credit carryforwards of $121 million for the year ended December 31, 2018. These tax credits were generated by the legacy JHFC group and are subject to the separate return limitation rules. These credits will not expire until 2027, however due to restrictions on the utilization, management believes that it is more likely than not that the Company will not realize the benefit. In assessing the need for a valuation allowance, management considered the future reversal of taxable temporary differences, future taxable income exclusive of reversing temporary differences, taxable income in the carry back period, as well as tax planning strategies. Tax

F-55

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

planning strategies were considered to the extent they were both prudent and feasible and if implemented, would result in the realization of deferred tax assets.

The amount of adjusted gross deferred tax assets admitted under each component and the resulting increase in deferred tax assets by character are as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital	(3) (Col 1 + 2) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$65	$65
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	649	-	649
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	649	-	649
2. Adjusted gross deferred tax assets allowed per limitation threshold.	1,328	-	1,328
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	904	2	906

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$1,553	$67	$1,620

F-56

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	December 31, 2017
	(4) Ordinary	(5) Capital	(6) (Col 4 + 5) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$53	$53
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	742	-	742
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	742	-	742
2. Adjusted gross deferred tax assets allowed per limitation threshold.	1,212	-	1,212
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	1,569	10	1,579

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$2,311	$63	$2,374

	Change
	(7) (Col 1 - 4) Ordinary	(8) (Col 2 - 5) Capital	(9) (Col 7 + 8) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$12	$12
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	(93)	-	(93)
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	(93)	-	(93)
2. Adjusted gross deferred tax assets allowed per limitation threshold.	116	-	116
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	(665)	(8)	(673)

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$(758)	$4	$(754)

F-57

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	2018	2017

	(in millions)
(a) Ratio percentage used to determine recovery period and threshold limitation amount	800%	849%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$8,854	$8,082

Impact of tax planning strategies is as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$1,553	$67
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$1,553	$67
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

	December 31, 2017
	(3) Ordinary	(4) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$2,311	$63
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$2,311	$63
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

F-58

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Change
	(5) (Col 1 - 3) Ordinary	(6) (Col 2 - 4) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$(758)	$4
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$(758)	$4
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities for amounts described in ASC 740-10-25-3.

Current income taxes incurred consist of the following major components:

	Years Ended December 31,
	(1) 2018	(2) 2017	(3) (Col 1 - 2) Change

	(in millions)
1. Current income tax
(a) Federal	$(725)	$446	$(1,171)
(b) Foreign	-	-	-

(c) Subtotal	(725)	446	(1,171)
(d) Federal income tax on net capital gains	396	243	153
(e) Utilization of capital loss carryforwards	-	-	-
(f) Other	-	-	-

(g) Federal and foreign income taxes incurred	$(329)	$689	$(1,018)

F-59

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	December 31,
	(1) 2018	(2) 2017	(3) (Col 1 - 2) Change

	(in millions)
2. Deferred tax assets:
(a) Ordinary:
(1) Discounting of unpaid losses	$-	$-	$-
(2) Unearned premium reserve	-	-	-
(3) Policyholder reserves	654	1,489	(835)
(4) Investments	72	88	(16)
(5) Deferred acquisition costs	412	357	55
(6) Policyholder dividends accrual	53	49	4
(7) Fixed assets	-	-	-
(8) Compensation and benefits accrual	34	28	6
(9) Pension accrual	17	16	1
(10) Receivables - nonadmitted	54	48	6
(11) Net operating loss carryforward	35	-	35
(12) Tax credit carry-forward	333	329	4
(13) Other (including items <5% of total ordinary tax assets)	10	28	(18)

(99) Subtotal	$1,674	$2,432	$(758)
(b) Statutory valuation allowance adjustment	121	121	-
(c) Nonadmitted	-	-	-

(d) Admitted ordinary deferred tax assets (2(a)(99) - 2(b) - 2(c))	$1,553	$2,311	$(758)
(e) Capital:
(1) Investments	$67	$63	$4
(2) Net capital loss carryforward	-	-	-
(3) Real estate	-	-	-
(4) Other (including items <5% of total capital tax assets)	-	-	-

(99) Subtotal	$67	$63	$4
(f) Statutory valuation allowance adjustment	-	-	-
(g) Nonadmitted	-	-	-

(h) Admitted capital deferred tax assets (2(e)(99) - 2(f) - 2(g))	$67	$63	$4
(i) Admitted deferred tax assets (2(d)+2(h))	$1,620	$2,374	$(754)

F-60

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

3. Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$1,150	$1,178	$(28)
(2) Fixed assets	18	18	-
(3) Deferred and uncollected premium	9	9	-
(4) Policyholder reserves	324	934	(610)
(5) Other (including items <5% of total ordinary tax liabilities)	127	150	(23)

(99) Subtotal	$1,628	$2,289	$(661)
(b) Capital:
(1) Investments	$69	$72	$(3)
(2) Real estate	-	-	-
(3) Other (including items <5% of total capital tax liabilities)	-	-	-

(99) Subtotal	$69	$72	$(3)

(c) Deferred tax liabilities (3(a)(99) + 3(b)(99))	$1,697	$2,361	$(664)

4. Net deferred tax assets/liabilities (2(i) - 3(c))	$(77)	$13	$(90)

The change in net deferred income taxes is comprised of the following:

	December 31,
	2018	2017	Change

	(in millions)
Total deferred tax assets	$1,620	$2,374	$(754)
Total deferred tax liabilities	1,697	2,361	(664)

Net deferred tax assets (liabilities)	$(77)	$13	$(90)

Tax effect of unrealized gains and losses			137
Tax effect of unrealized foreign exchange gains (losses)			5
Other			(215)

Change in net deferred income taxes			$(17)

F-61

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 to income before income tax (including realized capital gains). The significant items causing this difference are as follows:

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Ordinary provisions computed at statutory rate	$(7)	$962	$294
Net realized capital gains (losses) before IMR at statutory rate	153	253	(173)
Change in nonadmitted assets	-	-	-
Reinsurance	77	22	(47)
Valuation allowance	-	-	71
Tax-exempt income	1	(22)	(16)
Nondeductible expenses	2	1	(1)
Foreign tax expense gross up	5	8	8
Amortization of IMR	(138)	(68)	(78)
Tax recorded in surplus	14	68	(4)
Dividend received deduction	(159)	(184)	(183)
Investment in subsidiaries	(18)	(25)	(25)
Prior year adjustment	(69)	(151)	(54)
Tax credits	(23)	(24)	(26)
Change in tax reserve	33	4	(200)
Pension	-	-	-
Tax rate change	(185)	570	-
Other	2	1	(1)

Total	$(312)	$1,415	$(435)

Federal and foreign income taxes incurred	$(725)	$446	$(121)
Capital gains tax	396	243	496
Change in net deferred income taxes	17	726	(810)

Total statutory income tax expense (benefit)	$(312)	$1,415	$(435)

F-62

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

As of December 31, 2018, the Company had the following carry forwards:

	Origination Year	Expiration Year	Amount

	(in millions)
Affordable housing tax credits	2001	2021	$1
	2002	2022	1
	2003	2023	1
	2004	2024	1
	2005	2025	1
	2006	2026	2
	2007	2027	23
	2008	2028	57
	2009	2029	54
	2010	2030	47
	2011	2031	41
	2012	2032	32
	2013	2033	21
	2014	2034	12
	2015	2035	5
	2016	2036	3
	2017	2037	1
	2018	2038	-

			$303

Net Operating Losses	2008	2023	$-
	2009	2024	-
	2010	2025	-
	2013	2028	-
	2014	2029	-
	2018		35

			$35

Foreign Tax Credits	2006	2016	$-
	2007	2017	-
	2008	2018	-
	2009	2019	-
	2010	2020	-
	2011	2021	-
	2012	2022	-
	2013	2023	-
	2014	2024	-
	2015	2025	-
	2016	2026	-
	2017	2027	-
	2018	2028	23

			$23

F-63

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Origination Year	Expiration Year	Amount

	(in millions)
Other credits	2000	2020	$-
	2001	2021	-
	2002	2022	-
	2003	2023	-
	2004	2024	-
	2005	2025	-
	2006	2026	-
	2007	2027	-
	2008	2028	-
	2009	2029	-
	2010	2030	-
	2011	2031	-
	2012	2032	-
	2013	2033	2
	2014	2034	2
	2015	2035	3
	2016	2036	-

			$7

With the enactment of the Tax Cuts and Jobs Act on December 22, 2017, the net operating loss carryback provision was repealed effective January 1, 2018. The federal income taxes incurred on capital gains available for recoupment in the event of future net capital losses were $0 million, $323 million and $0 million for the years 2018, 2017 and 2016 respectively.

The Company has no deposits under Section 6603 of the Internal Revenue Code.

The Company is included in the consolidated federal income tax return of JHFC with the following entities:

Essex Corporation	John Hancock Insurance Agency Inc.
Farmland Management Services, Inc.	John Hancock Leasing Corp.
Guide Financial, Inc.	John Hancock Life Insurance Company of New York
Hancock Farmland Services, Inc.	John Hancock Life & Health Insurance Company
Hancock Forest Management Inc.	John Hancock Natural Resource Corp.
Hancock Natural Resource Group Inc.	John Hancock Realty Advisors Inc.
JH 575 Rengstorff LLC	John Hancock Realty Mgt. Inc.
JH Hostetler LLC	John Hancock Signature Services Inc.
JH Kearny Mesa 5 LLC	Manulife Holding (USA) LLC
JH Kearny Mesa 7 LLC	Manulife (Michigan) Reassurance Company
JH Kearny Mesa 9 LLC	Manulife Reinsurance (Bermuda) Limited
JH Networking Insurance Agency Inc.	Manulife Reinsurance Limited
JH Ott LLC	Manulife Service Corporation
JH Tulare 8 LLC	MCC Asset Management Inc.
JHFS One Corp.	PT Timber Inc.
John Hancock Assignment Company	Signator Insurance Agency Inc.
John Hancock Financial Corporation	Signator Investors Inc.
John Hancock Financial Network Inc.	The Manufacturers Investment Corporation

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company’s income tax expense (benefit) is computed as if the Company filed separate federal income tax returns with tax benefits provided for operating losses and tax credits when utilized by the consolidated group. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements.

F-64

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

Taxes receivable from (payable to) affiliates are ($47) million and ($156) million at December 31, 2018 and 2017, respectively, and are included in other assets or current federal income taxes payable on the Balance Sheets.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service (“IRS”). Effective for 2010, the Company’s common parent, JHFC, merged into Manulife Holdings (Delaware) LLC (“MHDLLC”) resulting in a new combined group. With respect to the legacy MHDLLC consolidated return group, the IRS audit for tax years through 2009 have been closed. With respect to the legacy JHFC group, the IRS has completed its examinations of tax years 1997 through 2009. On March 30, 2016, the Company and the IRS finalized an agreement for tax years 2002-2009. The agreement applies the U.S. Tax Court’s opinion on the Company’s tax treatment of certain leveraged lease investments pertaining to tax years 1997-2001. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

In August 2017, the Company received and signed an IRS Revenue Agent Report for tax years 2010-2013. Tax years 2014 and forward are open under the statute of limitations.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2018	2017

	(in millions)
Balance at beginning of year	$60	$37
Additions based on tax positions related to the current year	2	14
Payments	-	-
Additions for tax positions of prior years	48	22
Reductions for tax positions of prior years	(2)	(13)

Balance at end of year	$108	$60

Included in the balances as of December 31, 2018 and 2017, are $108 million and $75 million, respectively, of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate. Included in the balances as of December 31, 2018 and 2017, are ($1) million and ($16) million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company’s liability for unrecognized tax benefits is not expected to materially change in the next twelve months.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense in the Statements of Operations. The Company recognized approximately ($3) million, ($10) million, and ($177) million of interest expense / (benefit) for the years ended December 31, 2018, 2017 and 2016, respectively. The Company had approximately $6 million and $6 million accrued for interest as of December 31, 2018 and 2017, respectively. The Company did not recognize any material penalties for the years ended December 31, 2018, 2017 and 2016.

The Company reported a Repatriation Transition Tax liability in the amount of $1 million for 2017. This amount was fully remitted to the IRS with the filing of the 2017 federal income tax return.

As of December 31, 2017, the Company reported an Alternative Minimum Tax (AMT) Credit carryforward of $485 million, all of which was recorded as a current tax recoverable. The Company expects to recover $243 million of this balance with the filing of its 2018 tax return, while the remaining $242 million is expected to be recovered in 2019 through 2021.

With the enactment of the Tax Cuts and Jobs Act (the “Act”) on December 22, 2017, the Company applied existing guidance to the best available information in the recording of its tax provisions reflected in the 2017 financial statements. In 2018, the Company completed its analysis on the income tax effects of the Act and adjusted its provisional amounts accordingly. The Company updated policy level tax reserves and reflected impacts of $108 million in its temporary differences for Actuarial Liabilities in both deferred tax assets and deferred tax liabilities. The transitional deferred tax liability is being amortized into taxable income over 8 years, in the amount of $13 million per year. In addition, with the completion of the 2017 tax return,

F-65

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

the Company recorded all provision to return adjustments of which ($185) million impacted the effective tax rate related to the revaluation of deferred tax assets and liabilities from 35% to 21%.

10. Capital and Surplus

There are no restrictions placed on the Company’s unassigned surplus other than restrictions on dividend payments described below.

Under Michigan State insurance laws, no insurer may pay any shareholder dividends from any source other than statutory earned surplus without the prior approval of the Director. Dividends to the shareholder that may be paid without prior approval of the Director are limited by the laws of the State of Michigan. Such dividends are permissible if, together with other dividends or distributions made within the preceding 12 months, they do not exceed the greater of 10% of the JHUSA surplus as of December 31 of the preceding year, or the net gain from operations excluding realized capital gains and (losses) for the 12 month period ending December 31 of the immediately preceding year. For the years ended December 31, 2018, 2017 and 2016, the Company paid ordinary dividends of $600 million, $807 million and $0 million and extraordinary dividends of $0 million, $93 million, and $0 million to its parent company MIC, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2018 and 2017, based on calculations pursuant to those requirements, the Company’s total adjusted capital exceeds the company action level RBC.

The Company has surplus notes described below in the amount of $585 million outstanding as of December 31, 2018. During 2016, $405 million was repaid. The issuance of the surplus notes was approved by the insurance regulators with the following repayment conditions and restrictions: payment of principal and accrued interest otherwise required or permissible cannot be made unless approved by the Board of Directors, approved in writing by the Director, and the Company has sufficient earned surplus or such other funds as may be approved by the Director available for such payment.

Surplus notes in the amount of $450 million were issued on February 25, 1994, for cash pursuant to Rule 144A under the Securities Act of 1933. 100% of the issued and outstanding surplus notes are represented by a global note registered in the name of a nominee of the Depository Trust Company. The interest rate is fixed at 7.375%, and interest is payable semi-annually. The notes mature on February 15, 2024. Interest expense was $33 million for years ended December 31, 2018, 2017 and 2016. Total interest paid through December 31, 2018 was $813 million.

Pursuant to two subordinated surplus notes dated September 30, 2008, the Company borrowed the respective amount of $295 million and $110 million from an affiliate, John Hancock Insurance Agency, Inc. (“JHIA”). The interest rate is fixed at 7% per annum and is payable semi-annually. The surplus notes which were to have matured on March 31, 2033 were repaid on November 1, 2016. For the year ended December 31, 2016, the combined interest expense on the notes was $31 million.

Pursuant to an amended and restated subordinated surplus note dated September 30, 2008, the Company borrowed $136 million from JHFC. Interest is calculated and reset quarterly at a fluctuating rate equal to 3-month LIBOR plus 125 basis points and is payable semi-annually. The note which was to have matured on December 15, 2016 was extended to December 14, 2021. Interest expense was $5 million, $3 million, and $3 million for the years ended December 31, 2018, 2017 and 2016, respectively. Total interest paid through December 31, 2018 was $24 million.

Under Michigan State liquidation statutes, the claims of the Depository Trust Company and JHFC (“the surplus noteholders”) come before those of the Company’s shareholders. There is no preferential treatment in claims between the surplus noteholders.

F-66

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months’ notice. Under the various agreements, the Company will pay a fee for services received under the agreement which includes legal, actuarial, investment, data processing, accounting, and certain other administrative services. Management fees relating to the agreement were $296 million, $347 million, and $329 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

The Company has Administrative Service Agreements with its subsidiaries and affiliates whereby the Company will be reimbursed for operating expenses incurred by the Company. Services provided under the agreement include legal, personnel, marketing, investment accounting, and certain other administrative services and are billed based on intercompany cost allocations or total average daily net assets. The amounts earned under the agreements were $748 million, $767 million, and $811 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Balance Sheets and Statements of Operations may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Other

During 2018, 2017 and 2016, respectively, the Company received dividends of $28 million, $31 million, and $34 million from John Hancock Investment Management Services LLC, $83 million, $72 million, and $71 million from JHD, $100 million, $0 million, and $0 million from JHNY, $0 million, $0 million, and $0 million from JHLH, $404 million, $231 million, and $214 million from John Hancock Subsidiaries, LLC (“JHS LLC”), and $0 million, $0 million, and $19 million from John Hancock Partnership Holdings I & II, $1 million, $10 million, and $0 million from CLA CRE Opportunity Fund I LP and $27 million, $0 million and $0 million from CIP / MCRT Longview Meadows LLC (“Concord Mews”). These dividends are included in the Company’s net investment income.

During 2018 and 2017, the Company made a capital contribution of $0 million and $0 million to JHS LLC.

The Company did not make a capital contribution to its wholly-owned subsidiary, MMRC in 2018. During 2017, the Company made a capital contribution of $40 million to MMRC, in exchange for one hundred and one shares of the common stock of MMRC.

During 2018 and 2017, the Company received a return of capital of $80 million and $0 million from its 91% ownership of Concord Mews.

The Company did not own any shares of the stock of its parent, MIC, or its ultimate parent, MFC at December 31, 2018 and 2017, respectively.

The Company did not recognize any impairment write-down for its investment in subsidiaries, controlled or affiliated companies for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company is the owner and beneficiary of corporate owned life insurance (“COLI”) policies issued by JHLH. The asset balances equal to the cash surrender value of the internal COLI policies was $572 million and $558 million at December 31, 2018 and 2017, respectively.

The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Second Restated and Amended Liquidity Pool and Loan Facility Agreement effective January 1, 2010. The maximum aggregate amounts that JHUSA can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on U.S. dollar funds will be reset daily to the one-month U.S. Dollar

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

London Inter-Bank Bid Rate (“LIBID”) and interest payable on Canadian dollar funds is based off the one-month Canadian Dollar Offering Rate (“CDOR”) plus a spread.

The following table details the affiliates and their participation in the Company’s Liquidity Pool:

	December 31,
	2018	2017

	(In millions)
The Manufacturers Investment Corporation	$66	$134
John Hancock Financial Corporation	113	114
Manulife Reinsurance Limited	17	56
Manulife Reinsurance (Bermuda) Ltd.	141	111
Manulife (Michigan) Reassurance Company	6	4
John Hancock Life & Health Insurance Company	159	180
John Hancock Reassurance Company, Ltd.	91	179
John Hancock Life Insurance Company New York	293	170
John Hancock Investment Management Services LLC	25	23
John Hancock Subsidiaries LLC	24	31
John Hancock Insurance Agency, Inc.	5	5
Essex Corporation	1	-
JH Signature Services Inc.	9	8
JH Partnership Holdings I, II LP	-	7
John Hancock Realty Advisors	6	2
JH Advisors LLC	47	66
Manulife Asset Management (US) LLC	35	76
Hancock Capital Investment Management LLC	15	11
John Hancock RPS, LLC	41	31
The Berkeley Financial Group, LLC	2	2
Manulife Holdings (USA), LLC	-	-
Signator Insurance Agency, Inc.	11	11
JH Networking Insurance Agency, Inc.	4	5
John Hancock Administrative Services LLC	-	-
John Hancock Financial Network, Inc.	45	1
Hancock Natural Resource Group, Inc.	68	30
Hancock Forest Management, Inc.	5	5
John Hancock Personal Financial Services, LLC	1	2
John Hancock Funding Company LLC	(9)	-

Total	$1,221	$1,264

Effective March 31, 1996, MLI provides a claims paying guarantee to certain U.S. policyholders. The claims guarantee agreement was terminated effective August 13, 2008, but still remains in effect with respect to policies issued by the Company prior to that date.

MFC fully and unconditionally guarantees payments from the guarantee periods of the accumulation phase for certain of the Company’s market value adjusted annuity contracts.

MFC fully and unconditionally guarantees JHLICO’s SignatureNotes. In December 2009, the entity that formerly issued these notes, JHLICO, ceased to exist and its property and obligations became the property and obligations of the Company.

MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

guarantees or obligations of MFC, which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes.

The Company also enters into debt and reinsurance transactions with its affiliates. Refer to the debt and reinsurance notes for further details.

12. Commitments, Guarantees, Contingencies, and Legal Proceedings

Commitments: The Company has extended commitments to purchase long-term bonds of $723 million, purchase other invested assets of $2,118 million, purchase real estate of $87 million, and issue agricultural and commercial mortgages of $152 million at December 31, 2018. If funded, loans related to real estate mortgages would be fully collateralized by related properties. Approximately 42% of these commitments expire in 2019.

There were no leasing arrangements that the Company entered into as lessee which could have a material financial effect.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. In conjunction with the September 25, 2018 sale of the home office property, the total lease commitment for future years related to the office ground lease was reduced by $343 million. During 2012, the Company entered into a parking lease agreement, which expires on December 31, 2050. The terms of the lease agreements provide for adjustments in future periods. The future minimum lease payments, by year and in the aggregate, under these leases and other non-cancelable operating leases along with the associated sub-lease income are as follows:

Non-cancelable Operating Leases
(in millions)
2019	$9
2020	8
2021	5
2022	3
2023	3
Thereafter	16

Total	$44

The Company does not have any sublease income related to its office space.

The Company’s investment in leveraged leases relates to equipment used primarily in the transportation industries; however, this type of leasing transaction is not a significant part of the Company’s business activities in terms of revenue, net income, or assets.

As of December 31, 2018, the Company recorded a restructuring charge of approximately $56 million, net of tax, primarily related to a voluntary early retirement program as well as costs to optimize our real estate footprint in the United States.

Guarantees: In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under statutory accounting principles.

The Company has issued guarantee agreements pursuant to which the Company guarantees the obligations of JHNY and JHLH under the OTC International Swaps and Derivatives Association, Inc. (“ISDA”) cleared and exchange-traded derivative agreements and transactions entered into by JHNY and JHLH with external counterparties. The ISDA guarantees are subject to an overall limit of $1 billion of Potential Future Exposure, using a three-week and 95% confidence parameters, in calculating the counterparty risk exposure.

The Company is party to a financial support agreement with JHLH pursuant to which it has agreed to maintain JHLH’s capital level such that its risk-based capital ratio shall be at or above 225% of the company action level annually. In addition,

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

12. Commitments, Guarantees, Contingencies, and Legal Proceedings - (continued)

under the terms of the financial support agreement, the Company undertakes to provide sufficient liquidity to enable JHLH to make timely payment of its contractual obligations.

Contingencies: The Company is an investor in a number of leasing transactions. On August 5, 2013, the U.S. Tax Court issued an opinion effectively ruling in the government’s favor in the litigation between John Hancock and the IRS involving the tax treatment of John Hancock’s investment in certain leveraged leases. On March 30, 2016, the Company and the IRS finalized an agreement determining the impact of the decision on tax years subsequent to the years that were decided by the Court. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

The Company acts as an intermediary/broker in OTC derivative instruments. In these cases, the Company enters into derivative transactions on behalf of affiliated companies and then enters into offsetting derivative transactions with the affiliate. In the event of default of either party, the Company is still obligated to fulfill its obligations with the other party.

The Company is subject to insurance guaranty fund laws in the states in which it does business. Pursuant to these laws, insurance companies are assessed, and required to make periodic payments, to be used to pay benefits to policyholders and claimants of insolvent or rehabilitated insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position.

Legal Proceedings: The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, an employer, and a taxpayer. In addition, the Michigan Department of Insurance and Financial Services, the Michigan Attorney General, the SEC, the Financial Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. An estimation of the range of potential outcomes in any given matter is often unavailable until such matters have developed and sufficient information emerges to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

A class action against the Company is pending in the U.S. District Court for the Southern District of New York (the “Southern District of NY”) in which claims are made that the Company breached, and continues to breach, the contractual terms of certain universal life policies issued between approximately 1990 and 2006 by including impermissible charges in its cost of insurance (“COI”) calculations and certain other rider charges. The Company believes that its COI calculations have been, and continue to be, in accordance with the terms of the policies. In May 2018, the parties agreed to the financial terms of a settlement in the amount of $91 million. On November 1, 2018, the court granted preliminary approval of the $91 million settlement for Besen and scheduled a fairness hearing for February 19, 2019. Distribution of notice of the settlement to the class commenced on December 26, 2018. A similar class action based on the same policy language in dispute in the case pending in New York had been pending in California. The parties have settled all claims alleged in the California action. On May 8, 2018, the court granted final approval of the settlement, and the settlement amount of $60 million has been paid.

In June 2018, a class action was initiated against the Company in the Southern District of NY on behalf of owners of performance universal life policies issued between 2003 and 2009 whose policies are subject to a COI increase announced in 2018. In October 2018, an almost identical class action was initiated against the Company in the Southern District of New York. It was filed as a related case as the one filed in June and has been assigned to the same judge. Discovery has commenced in these cases and will continue through 2019. It is too early to assess the range of potential outcomes for these two related lawsuits.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

13. Annuity Actuarial Reserves

The Company’s annuity actuarial reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2018
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$522	$337	$1,385	$2,244	2%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	109,160	109,160	83%

Total with adjustment or at fair value	524	337	110,545	111,406	85%
At book value without adjustment (minimal or no charge or adjustment)	4,937	-	-	4,937	4%
Not subject to discretionary withdrawal	14,577	207	147	14,931	11%

Total (gross)	20,038	544	110,692	131,274	100%

Reinsurance ceded	10,830	-	-	10,830

Total (net)	$9,208	$544	$110,692	$120,444

	December 31, 2017
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$448	$400	$1,720	$2,568	2%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	124,432	124,432	84%

Total with adjustment or at fair value	450	400	126,152	127,002	86%
At book value without adjustment (minimal or no charge or adjustment)	5,412	-	-	5,412	4%
Not subject to discretionary withdrawal	14,987	227	171	15,385	10%

Total (gross)	20,849	627	126,323	147,799	100%

Reinsurance ceded	4,526	-	-	4,526

Total (net)	$16,323	$627	$126,323	$143,273

F-71

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts

Separate accounts held by the Company include individual and group variable annuity and variable life products that offer guaranteed and non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The deposits related to variable annuities generally provide a GMDB. For annuity products, this can take the form of either (a) return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary; or (d) a combination benefit of (b) and (c) above. The assets and liabilities of these accounts are carried at fair value. The GMDB reserve is held in the Company’s general account policy reserves.

The Company sold contracts with GMIB riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity which may be elected by the contract holder after a stipulated waiting period (7 to 15 years), and which may be larger than what the contract account balance could purchase at then-current annuity purchase rates.

The Company sold contracts with a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Reinsurance has been utilized to mitigate risk related to some of the GMDB and GMIB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

The assets legally insulated from the general account are attributed to the following products/transactions:

Product/Transaction	Separate Account Legally Insulated Assets		Separate Account Not Legally Insulated Assets

	December 31,
	2018	2017	2018	2017

	(in millions)
Group Annuity Contracts (401K)	$78,443	$87,377	$-	$-
Variable and Fixed Annuities	29,250	35,552	21	23
Life Insurance	12,771	14,081	-	-
Fixed Products - Institutional and stable value fund	1,743	2,140	-	-
Fixed Products - Retail	26	26	351	413
Investments - Funds	1,526	1,555	-	-

Total	$123,759	$140,731	$372	$436

F-72

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

To compensate the general account for the risk taken, the separate account paid risk charges and amounts toward separate account guarantees as follows:

	Risk Charges Paid to General Account	Amounts toward Separate Account Guarantees

	(in millions)
2018	$210	$54
2017	$220	$62
2016	$231	$89
2015	$241	$59
2014	$252	$74

The Company had the following variable annuities with guaranteed benefits:

	December 31,
	2018	2017

	(in millions, except for ages)
Account value	$29,577	$36,044
Amount of reserve held	1,230	821
Net amount at risk - gross	7,778	4,817
Weighted average attained age	69	69

The following assumptions and methodology were used to determine the amounts above at December 31, 2018 and 2017:

•

Actuarial Guideline 43 (“AG 43”) is used in both years to determine the aggregate reserve for products falling under the scope. Assumptions used in the standard scenario are prescribed by the guideline. Assumptions used in the stochastic scenarios are detailed below.

•	The stochastically generated projection scenarios have met the scenario calibration criteria prescribed in AG 43.

•

In 2018 and 2017, annuity mortality is based on the Ruark Variable Annuity Table, which is based on an industry study of variable annuity deaths. The table is further adjusted by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

•

In 2018 and 2017, annuity base lapse rates vary by product, policy year, and rider type, where the lapse rates range from 0.5% to 40% for GMDB, GMIB and GMWB. In 2018 the base lapse rates also varied by utilizer status. These rates are dynamically reduced for guarantees that are in-the-money. Beginning in 2012, rates are also dynamically increased for GMWBs that are out-of-the-money.

•	For variable annuities, the swap curve at December 31 is used for discounting in both years.

•	For variable annuities, mean return, volatility and correlation assumptions are determined by indices, which have met the calibration criteria prescribed in AG 43.

Account balances of variable contracts with guarantees were invested in various separate accounts with the following characteristics:

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

	December 31,
	2018	2017

	(in millions)
Type of Fund
Equity	$24,071	$28,880
Balanced	8,365	10,009
Bonds	5,615	6,381
Money Market	517	519

Total	$38,568	$45,789

Information regarding the separate accounts of the Company is as follows:

	December 31,
	2018			2017

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Premiums, deposits and other considerations	$-	$14,007	$14,007	$-	$14,395	$14,395

Reserves for accounts with assets at:
Fair value	544	123,076	123,620	627	139,896	140,523
Amortized cost	-	-	-	-	-	-

Total	$544	$123,076	$123,620	$627	$139,896	$140,523

F-74

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

	December 31,
	2018			2017

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$337	$1,385	$1,722	$400	$1,720	$2,120
At book value without fair value adjustments and with current surrender charge of 5% or more	-	1,329	1,329	-	1,494	1,494
At fair value	-	118,543	118,543	-	134,740	134,740
At book value without fair value adjustments and with current surrender charge of less than 5%	-	1,671	1,671	-	1,771	1,771

Subtotal	337	122,928	123,265	400	139,725	140,125
Not subject to discretionary withdrawal	207	148	355	227	171	398

Total	$544	$123,076	$123,620	$627	$139,896	$140,523

Amounts transferred to and from separate accounts are as follows:

	December 31,
	2018	2017	2016

	(in millions)
Transfers to separate accounts	$15,071	$17,679	$17,163
Transfers from separate accounts	22,687	26,385	22,744

Net transfers to (from) separate accounts	$(7,616)	$(8,706)	$(5,581)

F-75

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

15. Employee Benefit Plans

Retirement Plans: The Company participates in the John Hancock Pension Plan, a qualified defined benefit plan that covers substantially all of its employees. The Company also participates in the John Hancock Non-Qualified Pension Plan, a nonqualified defined benefit plan for employees whose qualified cash balance benefit is restricted by the Internal Revenue Code. Both plans are sponsored by MIC. The non-qualified defined benefit plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under this plan continue to be subject to the plan’s provisions.

The Company is jointly and severally liable for the funding requirements of the plans and will recognize its allocation, from MIC, of the required contributions to the plans as pension expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate payments into the trust for the qualified plan and payments to participants for the non-qualified plan. The expense for these plans was $26 million, $34 million, and $30 million in 2018, 2017 and 2016, respectively.

The Company participates in the John Hancock Supplemental Retirement Plan, a non-qualified defined contribution plan maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for this plan was not material for the years ended 2018, 2017 and 2016, respectively. The prior non-qualified defined contribution plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company also maintains a separate rabbi trust for the purpose of holding assets to be used to satisfy its obligations with respect to certain other non-qualified retirement plans of $308 million and $328 million at December 31, 2018 and 2017, respectively. In the event of insolvency of the Company, the rabbi trust assets can be used to satisfy claims of general creditors.

During the year, the Company implemented its North American voluntary early retirement program. The program will result in the voluntary separation of 229 employees in the U.S. by the end of 2019. A curtailment loss of $7 million resulting from the program was recorded by MIC in earnings during the 4th quarter of 2018. This loss represents the change in net defined benefit and retiree welfare liabilities due to employees separating sooner and with different post-retirement benefits than had previously been assumed. The Company will recognize its allocation of the curtailment loss in earnings as payments to participants are made.

401 (k) Plans: The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. Both plans are sponsored by JHUSA. Expense is primarily comprised of the amounts the Company contributes to the plans, which fully matches eligible participants’ basic pre-tax or Roth contributions, subject to a 4% per participant maximum. The expense for the defined contribution plans was not material for the years ended 2018, 2017 and 2016, respectively.

Deferred Compensation Plan: The Company maintains the Deferred Compensation Plan for Certain Employees of John Hancock, and the Deferred Compensation Plan of the John Hancock Financial Network, both of which are deferred compensation plans sponsored by MFC. These plans are for a select group of management or highly compensated employees and certain qualified agents. The plans are fully funded and accounts are maintained by a third-party administrator. Under these plans, participants have the flexibility and opportunity to invest their plan balances in mutual funds. The liability for these plans at December 31, 2018 and 2017 was $108 million and $112 million, respectively.

Prior to January 1, 2006, the Company offered the Legacy Deferred Compensation Plan for Certain Employees of John Hancock Life Insurance Company (USA), the legacy plan, which is closed to new participation and is unfunded. These are notional accounts and all liabilities have remained with the Company and are paid out of general account assets when a distribution is taken. The liability for this plan was not material as of December 31, 2018 and 2017 respectively.

Postretirement Benefit Plan: The Company participates in the John Hancock Employee Welfare Plan which is sponsored by MIC. Consistent with the pension plan, the Company is jointly and severally liable for the funding requirements of the plan and will recognize its allocation, from MIC, of the benefits earned by plan participants as postretirement benefits expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate the benefits earned; i.e., service cost, relating to participants employed by the Company. In addition, any difference between

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

15. Employee Benefit Plans - (continued)

actual cash paid for benefits to plan participants and benefits earned is recorded directly to unassigned surplus. The expense and charge to surplus for the John Hancock Employee Welfare Plan were not material for the years ended 2018, 2017 and 2016, respectively.

16. Lines of Credit, Consumer Notes and Affiliated Debt

Lines of Credit: At December 31, 2018, JHUSA and MIC share in a committed line of credit established by MFC totaling $1 billion, which was extended to 2023. MFC will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants, as long as any amount is owed to the lender under the agreement. At December 31, 2018, the Company had no outstanding borrowings under the agreement.

The Company had a committed line of credit agreement established by MLI totaling $1 billion. MLI committed, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants as long as any amount is owed to the lender under the agreement. The committed line of credit expired on March 18, 2018.

At December 31, 2018, the Company, MFC, and other MFC subsidiaries had a committed line of credit through a group of banks totaling $500 million pursuant to a multi-year facility, which will expire in 2021. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, MFC is required to maintain a certain minimum level of net worth, and MFC and the Company are required to comply with certain other covenants, which were met at December 31, 2018. At December 31, 2018, MFC and its subsidiaries, including the Company, had no outstanding borrowings under the agreement.

At December 31, 2018, the Company had a line of credit agreement established with JHS LLC totaling up to $120 million, which will expire February 15, 2022. Under the agreement, the Company may loan funds, when requested, at prevailing interest rates as determined in accordance with the line of credit agreement. At December 31, 2018, the Company had $115 million outstanding borrowings under the agreement with a fair value of $115 million. This loan replaced a senior note receivable for $30 million issued by JHS LLC during 2016, and additional advances of $25 million on February 15, 2017 and $60 million on May 21, 2018. Interest on the loan is calculated at a fluctuating rate equal to the 360 day-year for the actual number of days elapsed and is payable annually. The combined interest income on the loans was $3 million and $1 million for the year ended December 31, 2018 and 2017.

Effective April 17, 2018, the Company entered into a committed line of credit agreement with John Hancock Funding Company LLC, (“JHFLLC”), a wholly-owned subsidiary of JHS LLC, totaling up to $400 million which will expire April 27, 2023. Under the agreement, the Company may loan funds, when requested, at prevailing interest rates as determined in accordance with the line of credit agreement. Interest on the loan is calculated at a fluctuating rate equal to the 360 day-year for the actual number of days elapsed and is payable quarterly. At December 31, 2018, the Company had no outstanding borrowings under the agreement.

Consumer Notes: The Company issued consumer notes through its SignatureNotes Program. SignatureNotes may be redeemed upon the death of the holder, subject to an annual overall program redemption limitation of 1% of the aggregate securities outstanding, or $1 million, or an individual redemption limitation of $200,000 of aggregate principal. SignatureNotes have a variety of issue dates, maturities, interest rates and call provisions. The notes payable balance as of December 31, 2018 and 2017 was $154 million and $197 million, respectively. Interest ranging from 4.9% to 6.0%. The notes are due in varying amounts to 2032.

Aggregate maturities of consumer notes are as follows: 2019-$16 million; 2020-$0 million; 2021-$0 million; 2022-$13 million; 2023-$33 million; and thereafter $92 million.

Interest expense on consumer notes, included in benefits to policyholders, was $10 million, $11 million, and $12 million in 2018, 2017 and 2016, respectively. Interest paid amounted to $8 million, $11 million, and $11 million in 2018, 2017 and 2016, respectively.

F-77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

Affiliated Debt: Pursuant to a demand note receivable dated September 30, 2008, the Company had $295 million outstanding with MIC. The note, which was to have matured on March 31, 2013, was extended to March 31, 2018. This note was reported as a nonadmitted asset at December 31, 2016 since the counterparty is the parent entity of the Company; however, this note continued to accrue interest throughout the duration of the contract as per the terms of the note. Prior to March 31, 2013, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 83 basis points per annum. Following the extension, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 180 basis points per annum. Interest income was $0 million, $7 million, and $7 million for the years ended December 31, 2018, 2017 and 2016, respectively. The demand note receivable was fully repaid on September 30, 2017.

Pursuant to a promissory note dated June 28, 2012, the Company borrowed $153 million from Manulife Finance Switzerland AG (“MFSA”). Interest on the loan was calculated at a fluctuating rate equal to 3-month LIBOR plus 90 basis points per annum and was payable quarterly. In addition, the Company renewed two previously outstanding promissory notes to MFSA with an outstanding balance of $7 million and combined these notes with the new note issued on June 28, 2012, thus bringing the total principal balance due to $160 million. On June 3, 2015, the maturity date was extended for a period of one year to June 28, 2016. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2015. On May 31, 2016, the maturity date was extended for a period of one year to June 28, 2017. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2016. On May 22, 2017, the maturity date was extended for a period of one year to June 28, 2018. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2017. Interest expense was $0 million, $3 million, and $3 million for the years ended December 31, 2018, 2017 and 2016, respectively. The promissory note was fully repaid as of December 31, 2017.

Pursuant to a senior note receivable dated December 9, 2014, the Company had $40 million outstanding with JHS LLC as of December 31, 2016. During 2017, JHS LLC repaid $15 million of the outstanding loan bringing the outstanding principal balance to $25 million with a fair value of $25 million as of December 31, 2017. During 2018, JHS LLC repaid $15 million of the outstanding loan bringing the outstanding principal balance to $10 million with a fair value of $10 million as of December 31, 2018. The note matures on December 9, 2019. Interest on the loan is calculated at a fluctuating rate equal to the 3-month LIBOR rate plus 180 basis points per annum and is payable quarterly. Interest income was $1 million, $1 million, and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

FHLB (Federal Home Loan Bank) Agreements: The Company is a member of the Federal Home Loan Bank of Indianapolis (FHLBI). The Company uses advances from the FHLBI as a part of its liquidity management program, and any funds obtained for this purpose would be accounted for as borrowed money.

F-78

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

The following table indicates the aggregate amount of the FHLBI capital stock held related to the agreement:

	December 31, 2018
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock - Class A	$-	$-	$-
(b) Membership stock - Class B	19	19	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$19	$19	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$430

	December 31, 2017
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock - Class A	$-	$-	$-
(b) Membership stock - Class B	19	19	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$19	$19	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$421

FHLBI membership stock of $0 million and $0 million was classified as not eligible for redemption for the years ended December 31, 2018 and 2017, respectively.

The following table indicates the collateral pledged to the FHLBI at the end of the year:

December 31, 2018
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

December 31, 2017
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

The following table indicates the maximum collateral pledged to the FHLBI during the year:

F-79

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

December 31, 2018
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$-	$-	$-

December 31, 2017
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$803	$755	$400
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$803	$755	$400

The following table represents the aggregate amount of borrowing from FHLBI:

December 31, 2018
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	$-
(b) Funding agreements	-	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

December 31, 2017
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	$-
(b) Funding agreements	-	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

The maximum amount of aggregate borrowings from FHLBI during 2018 was $0 million. The Company is not subject to any prepayment obligations under current borrowing agreements.

17. Closed Block

The Company operates a closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The JHUSA closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999.

F-80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

17. Closed Block - (continued)

Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues.

Assets allocated to the closed block inure solely to the benefit of policyholders included in the closed block and will not revert to the benefit of the shareholders of the Company. In addition, if the assets allocated to the closed block and the revenues from the closed block business prove to be insufficient to pay the benefits guaranteed in the closed block, the Company will be required to make payments from its general funds in an amount equal to the shortfall.

If, over time, the aggregate performance of the assets and policies of a closed block is better than was assumed in funding that closed block, dividends to policyholders for that closed block will be increased. If, over time, the aggregate performance of the assets and policies of a closed block is less favorable than was assumed in funding that closed block, dividends to policyholders for that closed block will be reduced.

No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without prior notification to or approval of the Insurance Department.

The excess of the closed block liabilities over the closed block assets represents the expected future post-tax contribution from the closed block which may be recognized in income over the period the policies and contracts in the closed block remain in force.

The following table sets forth certain summarized financial information relating to the JHUSA closed block.

	JHUSA
	2018	2017

	(in millions)
Assets:
Bonds	$2,222	$2,744
Stocks:
Preferred stocks	-	-
Common stocks	-	-
Mortgage loans on real estate	327	247
Real estate	661	704
Cash, cash equivalents and short-term investments	332	4
Policy loans	1,734	1,694
Other invested assets	407	248

Total cash and invested assets	5,683	5,641
Investment income due and accrued	110	102
Premiums due	4	5
Net deferred tax asset	32	73
Other closed block assets	372	46

Total closed block assets	$6,201	$5,867

Obligations:
Policy reserves	5,407	5,515
Policyholders’ and beneficiaries’ funds	58	60
Dividends payable to policyholders	304	322
Policy benefits in process of payment	61	71
Other policy obligations	6	1
Other closed block obligations	663	500

Total closed block obligations	$6,499	$6,469

F-81

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

18. Subsequent Events

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2018 financial statements through April 3, 2019, the date the financial statements were issued.

The Company has a number of reinsurance agreements with Scottish Re (U.S.), Inc. (“SRUS”). On March 6, 2019, SRUS was declared impaired and placed into rehabilitation by the Delaware Chancery Court with the anticipation that a Plan of Rehabilitation that addresses and removes the causes of SRUS’s impairment be submitted to the Receiver and the Court for approval. In the event a Plan of Rehabilitation is not submitted and approved, the rehabilitation proceedings could convert into liquidation proceedings. As of December 31, 2018, the Company recorded a reserve credit and a reinsurance receivable of approximately $209 million and $33 million, respectively, related to the various agreements with SRUS.

F-82

AUDITED FINANCIAL STATEMENTS

John Hancock Variable Life Separate Account S of John Hancock Life Insurance Company (U.S.A.)

December 31, 2018

John Hancock Variable Life Separate Account S

Audited Financial Statements

December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of

John Hancock Life Insurance Company (U.S.A.) Separate Account S

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account S (the “Separate Account”), as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the two years ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018 and the results of its operations and changes in contract owners’ equity for the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies, or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1993.

Boston, Massachusetts

April 3, 2019

3

Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account S

500 Index Fund Series NAV	M Capital Appreciation
Active Bond Trust Series NAV	M International Equity
Money-Market Trust Series NAV	M Large Cap Growth
American Asset Allocation Trust Series I	M Large Cap Value
American Global Growth Trust Series I	Main Management Insurance Fund Class A
American Growth Trust Series I	Managed Volatility Aggressive Portfolio Series NAV
American Growth-Income Trust Series I	Managed Volatility Balanced Portfolio Series NAV
American International Trust Series I	Managed Volatility Conservative Portfolio Series NAV
Blue Chip Growth Trust Series NAV	Managed Volatility Growth Portfolio Series NAV
Select Bond Trust Series NAV	Managed Volatility Moderate Portfolio Series NAV
Capital Appreciation Trust Series NAV	Mid Cap Index Trust Series NAV
Capital Appreciation Value Trust Series NAV	Mid Cap Stock Trust Series NAV
Core Bond Trust Series NAV	Mid Value Trust Series NAV
Emerging Markets Value Trust Series NAV	PIMCO All Asset
Equity Income Trust Series NAV	Real Estate Securities Trust Series NAV
Financial Industries Trust Series NAV	Science & Technology Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Short Term Government Income Trust Series NAV
Fundamental Large Cap Value Trust Series NAV	Small Cap Stock Trust Series NAV
Global Bond Trust Series NAV	Small Cap Index Trust Series NAV
Global Trust Series NAV	Small Cap Opportunities Trust Series NAV
Health Sciences Trust Series NAV	Small Cap Value Trust Series NAV
High Yield Trust Series NAV	Small Company Value Trust Series NAV
International Equity Index Series NAV	Strategic Income Opportunities Trust Series NAV
International Growth Stock Trust Series NAV	Total Bond Market Series Trust NAV
International Small Company Trust Series NAV	Total Stock Market Index Trust Series NAV
International Value Trust Series NAV	Ultra Short Term Bond Trust Series NAV
Investment Quality Bond Trust Series NAV	Utilities Trust Series NAV
Lifestyle Conservative Portfolio Series NAV
Lifestyle Growth Portfolio Series NAV

4

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	500 Index Fund Series NAV	Active Bond Trust Series NAV	American Asset Allocation Trust Series I	American Global Growth Trust Series I	American Growth Trust Series I	American Growth- Income Trust Series I
Total Assets
Investments at fair value	$623,525,055	$64,541,557	$796,965	$2,187,346	$21,803,002	$10,205,547

Units outstanding	12,286,145	1,678,022	43,182	117,921	708,702	387,530
Unit value	$50.75	$38.46	$18.46	$18.55	$30.76	$26.33

Shares	20,923,660	7,000,169	67,311	159,894	1,317,402	679,012
Cost	$460,345,789	$67,765,503	$899,109	$2,310,744	$25,911,919	$12,257,799

See accompanying notes.

5

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	American International Trust Series I	Blue Chip Growth Trust Series NAV	Capital Appreciation Trust Series NAV	Capital Appreciation Value Trust Series NAV	Core Bond Trust Series NAV	Emerging Markets Value Trust Series NAV
Total Assets
Investments at fair value	$47,370,111	$108,754,470	$74,161,150	$6,729,481	$87,754,733	$34,778,322

Units outstanding	2,325,586	1,611,361	2,061,866	291,357	5,095,851	2,812,671
Unit value	$20.37	$67.49	$35.97	$23.10	$17.22	$12.36

Shares	2,680,821	3,511,607	6,123,960	617,951	6,953,624	3,898,915
Cost	$51,699,553	$107,106,433	$84,934,034	$7,210,929	$92,151,824	$37,860,291

See accompanying notes.

6

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Equity Income Trust Series NAV	Financial Industries Trust Series NAV	Fundamental All Cap Core Trust Series NAV	Fundamental Large Cap Value Trust Series NAV	Global Bond Trust Series NAV	Global Trust Series NAV
Total Assets
Investments at fair value	$106,376,024	$7,454,518	$64,297,229	$23,069,189	$27,748,144	$5,908,138

Units outstanding	2,057,801	367,116	2,451,087	1,094,009	912,244	331,930
Unit value	$51.69	$20.31	$26.23	$21.09	$30.42	$17.80

Shares	7,833,286	627,485	3,257,205	1,317,486	2,255,947	321,969
Cost	$127,850,644	$8,593,209	$59,544,313	$24,516,949	$28,725,254	$6,367,695

See accompanying notes.

7

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Health Sciences Trust Series NAV	High Yield Trust Series NAV	International Equity Index Series NAV	International Growth Stock Trust Series NAV	International Small Company Trust Series NAV	International Value Trust Series NAV
Total Assets
Investments at fair value	$29,971,806	$22,011,604	$82,333,415	$14,133,465	$14,267,205	$37,673,668

Units outstanding	433,835	953,274	2,827,181	1,129,374	868,800	2,397,767
Unit value	$69.09	$23.09	$29.12	$12.51	$16.42	$15.71

Shares	1,290,220	4,614,592	5,335,931	934,135	1,135,924	3,206,270
Cost	$34,985,109	$24,213,781	$86,075,153	$15,285,186	$14,864,989	$39,931,156

See accompanying notes.

8

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Investment Quality Bond Trust Series NAV	Lifestyle Conservative Portfolio Series NAV	Lifestyle Growth Portfolio Series NAV	M Capital Appreciation	M International Equity	M Large Cap Growth
Total Assets
Investments at fair value	$12,987,495	$180,229	$5,213,652	$49,402,102	$58,634,312	$59,743,441

Units outstanding	758,347	18,151	453,047	583,636	1,919,271	967,845
Unit value	$17.13	$9.93	$11.51	$84.65	$30.55	$61.73

Shares	1,219,483	14,236	351,088	2,336,902	5,531,539	2,614,593
Cost	$13,355,109	$190,728	$5,350,912	$62,879,224	$67,363,419	$60,761,401

See accompanying notes.

9

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	M Large Cap Value	Main Management Insurance Fund Class A	Managed Volatility Aggressive Portfolio Series NAV	Managed Volatility Balanced Portfolio Series NAV	Managed Volatility Conservative Portfolio Series NAV	Managed Volatility Growth Portfolio Series NAV
Total Assets
Investments at fair value	$29,234,804	$13,708,332	$4,189,897	$50,543,951	$3,652,849	$26,568,395

Units outstanding	1,116,462	1,219,145	209,113	2,632,225	205,074	1,355,868
Unit value	$26.19	$11.24	$20.04	$19.20	$17.81	$19.60

Shares	2,643,292	1,219,145	419,829	4,488,806	343,636	2,175,954
Cost	$34,356,206	$12,667,489	$4,268,260	$55,418,194	$4,038,473	$28,650,682

See accompanying notes.

10

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Managed Volatility Moderate Portfolio Series NAV	Mid Cap Index Trust Series NAV	Mid Cap Stock Trust Series NAV	Mid Value Trust Series NAV	Money-Market Trust Series NAV	PIMCO All Asset
Total Assets
Investments at fair value	$5,383,305	$64,369,572	$44,722,458	$36,799,103	$90,393,196	$18,282,962

Units outstanding	279,914	1,969,743	631,789	785,481	7,737,245	1,062,436
Unit value	$19.23	$32.68	$70.79	$46.85	$11.68	$17.21

Shares	496,157	3,420,275	2,795,154	3,906,487	90,393,196	1,806,617
Cost	$6,122,764	$72,262,463	$47,563,010	$44,630,753	$90,393,196	$19,122,115

See accompanying notes.

11

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Real Estate Securities Trust Series NAV	Science & Technology Trust Series NAV	Select Bond Trust Series NAV (a)	Short Term Government Income Trust Series NAV	Small Cap Index Trust Series NAV	Small Cap Opportunities Trust Series NAV
Total Assets
Investments at fair value	$36,759,648	$16,331,769	$10,732,725	$38,678,814	$26,006,857	$4,756,975

Units outstanding	464,461	378,281	901,447	3,547,675	1,154,121	225,772
Unit value	$79.14	$43.17	$11.91	$10.90	$22.53	$21.07

Shares	1,975,263	625,738	826,866	3,258,535	1,943,711	213,989
Cost	$34,275,078	$16,836,811	$11,255,045	$39,403,641	$28,906,893	$6,330,727

(a)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

See accompanying notes.

12

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Small Cap Stock Trust Series NAV (b)	Small Cap Value Trust Series NAV	Small Company Value Trust Series NAV	Strategic Income Opportunities Trust Series NAV	Total Bond Market Series Trust NAV	Total Stock Market Index Trust Series NAV
Total Assets
Investments at fair value	$39,878,572	$61,336,757	$8,003,017	$30,606,571	$35,386,211	$31,398,102

Units outstanding	1,141,751	1,182,214	291,578	1,505,021	1,451,289	871,441
Unit value	$34.93	$51.88	$27.45	$20.34	$24.38	$36.03

Shares	4,339,344	3,947,024	482,982	2,450,486	3,607,157	1,553,592
Cost	$42,025,171	$78,655,733	$9,851,587	$32,784,307	$37,019,832	$27,467,972

(b)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

See accompanying notes.

13

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Ultra Short Term Bond Trust Series NAV	Utilities Trust Series NAV
Total Assets
Investments at fair value	$10,302,704	$7,615,069

Units outstanding	997,890	233,807
Unit value	$10.32	$32.57

Shares	905,334	553,421
Cost	$10,533,617	$7,421,824

See accompanying notes.

14

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series NAV		American Asset Allocation Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$9,435,033	$10,807,908	$2,302,705	$2,350,436	$14,078	$9,772
Expenses:
Mortality and expense risk and administrative charges	(422,754)	(378,172)	(70,823)	(71,357)	—	—

Net investment income (loss)	9,012,279	10,429,736	2,231,882	2,279,079	14,078	9,772

Realized gains (losses) on investments:
Capital gain distributions received	10,476,386	7,740,150	—	—	98,676	54,062
Net realized gain (loss)	29,764,087	31,576,845	(1,232,230)	(309,248)	606	2,804

Realized gains (losses)	40,240,473	39,316,995	(1,232,230)	(309,248)	99,282	56,866

Unrealized appreciation (depreciation) during the period	(80,438,567)	70,616,015	(1,468,450)	1,143,881	(153,655)	50,885

Net increase (decrease) in net assets from operations	(31,185,815)	120,362,746	(468,798)	3,113,712	(40,295)	117,523

Changes from principal transactions:
Purchase payments	4,992,649	7,303,097	2,129,105	1,723,584	20,152	16,409
Transfers between sub-accounts and the company	16,362,832	(33,425,935)	(2,334,843)	1,984,037	6,489	22,130
Transfers on general account policy loans	(983,160)	22,969	(731,953)	(230,462)	(2,573)	(13)
Withdrawals	(17,076,841)	(8,937,083)	(675,074)	(1,576,131)	88	78
Annual contract fee	(10,106,379)	(9,515,876)	(2,016,564)	(1,766,792)	(31,368)	(42,045)

Net increase (decrease) in net assets from principal transactions	(6,810,899)	(44,552,828)	(3,629,329)	134,236	(7,212)	(3,441)

Total increase (decrease) in net assets	(37,996,714)	75,809,918	(4,098,127)	3,247,948	(47,507)	114,082
Net assets at beginning of period	661,521,769	585,711,851	68,639,684	65,391,736	844,472	730,390

Net assets at end of period	$623,525,055	$661,521,769	$64,541,557	$68,639,684	$796,965	$844,472

	2018	2017	2018	2017	2018	2017
Units, beginning of period	12,445,753	13,338,856	1,784,793	1,809,327	43,511	43,579
Units issued	1,090,162	508,094	396,595	274,002	2,312	4,526
Units redeemed	(1,249,770)	(1,401,197)	(503,366)	(298,536)	(2,641)	(4,594)

Units, end of period	12,286,145	12,445,753	1,678,022	1,784,793	43,182	43,511

See accompanying notes.

15

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Global Growth Trust Series I		American Growth Trust Series I		American Growth-Income Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$16,973	$5,609	$90,993	$85,647	$159,477	$95,923
Expenses:
Mortality and expense risk and administrative charges	(1,224)	(1,250)	(24,844)	(38,607)	(13,265)	(15,271)

Net investment income (loss)	15,749	4,359	66,149	47,040	146,212	80,652

Realized gains (losses) on investments:
Capital gain distributions received	139,584	184,542	4,185,805	3,488,524	1,227,333	1,442,891
Net realized gain (loss)	28,257	(7,791)	214,051	691,789	(128,574)	187,491

Realized gains (losses)	167,841	176,751	4,399,856	4,180,313	1,098,759	1,630,382

Unrealized appreciation (depreciation) during the period	(411,248)	380,024	(4,589,103)	1,544,465	(1,593,050)	92,142

Net increase (decrease) in net assets from operations	(227,658)	561,134	(123,098)	5,771,818	(348,079)	1,803,176

Changes from principal transactions:
Purchase payments	12,219	14,300	295,858	269,363	125,198	283,829
Transfers between sub-accounts and the company	19,489	190,680	160,381	(2,447,215)	1,368,014	495,476
Transfers on general account policy loans	(926)	(425)	(23,679)	1,705	39,345	(40,552)
Withdrawals	488	(103,751)	(573,939)	(1,789,056)	(259,006)	(1,204,410)
Annual contract fee	(35,666)	(49,359)	(662,509)	(670,095)	(203,184)	(267,274)

Net increase (decrease) in net assets from principal transactions	(4,396)	51,445	(803,888)	(4,635,298)	1,070,367	(732,931)

Total increase (decrease) in net assets	(232,054)	612,579	(926,986)	1,136,520	722,288	1,070,245
Net assets at beginning of period	2,419,400	1,806,821	22,729,988	21,593,468	9,483,259	8,413,014

Net assets at end of period	$2,187,346	$2,419,400	$21,803,002	$22,729,988	$10,205,547	$9,483,259

	2018	2017	2018	2017	2018	2017
Units, beginning of period	118,129	115,643	734,592	897,388	353,191	383,761
Units issued	7,512	18,458	72,579	52,430	355,365	131,233
Units redeemed	(7,720)	(15,972)	(98,469)	(215,226)	(321,026)	(161,803)

Units, end of period	117,921	118,129	708,702	734,592	387,530	353,191

See accompanying notes.

16

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American International Trust Series I		Blue Chip Growth Trust Series NAV		Capital Appreciation Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$1,468,159	$431,028	$70,537	$117,837	$292,879	$66,787
Expenses:
Mortality and expense risk and administrative charges	(10,999)	(12,501)	(183,458)	(167,154)	(65,955)	(61,325)

Net investment income (loss)	1,457,160	418,527	(112,921)	(49,317)	226,924	5,462

Realized gains (losses) on investments:
Capital gain distributions received	2,011,983	2,063,785	16,466,013	6,978,668	14,348,117	5,340,479
Net realized gain (loss)	(698,834)	1,716,762	5,927,647	6,939,046	3,000,903	3,218,724

Realized gains (losses)	1,313,149	3,780,547	22,393,660	13,917,714	17,349,020	8,559,203

Unrealized appreciation (depreciation) during the period	(10,234,785)	5,863,628	(19,759,613)	18,277,462	(18,470,677)	9,442,335

Net increase (decrease) in net assets from operations	(7,464,476)	10,062,702	2,521,126	32,145,859	(894,733)	18,007,000

Changes from principal transactions:
Purchase payments	399,071	1,542,050	2,137,523	2,289,946	925,648	1,877,395
Transfers between sub-accounts and the company	4,178,398	9,587,944	(1,228,309)	(8,640,007)	5,705,485	7,311,463
Transfers on general account policy loans	(42,921)	(22,313)	(183,794)	(58,553)	(335,190)	(14,664)
Withdrawals	(542,730)	(917,908)	(2,408,795)	(3,365,327)	(1,533,946)	(1,685,965)
Annual contract fee	(614,974)	(482,156)	(4,573,873)	(4,003,910)	(2,120,789)	(1,652,516)

Net increase (decrease) in net assets from principal transactions	3,376,844	9,707,617	(6,257,248)	(13,777,851)	2,641,208	5,835,713

Total increase (decrease) in net assets	(4,087,632)	19,770,319	(3,736,122)	18,368,008	1,746,475	23,842,713
Net assets at beginning of period	51,457,743	31,687,424	112,490,592	94,122,584	72,414,675	48,571,962

Net assets at end of period	$47,370,111	$51,457,743	$108,754,470	$112,490,592	$74,161,150	$72,414,675

	2018	2017	2018	2017	2018	2017
Units, beginning of period	2,186,667	1,775,252	1,698,709	1,933,800	1,999,789	1,834,468
Units issued	2,114,023	1,654,951	234,510	143,205	561,913	1,007,993
Units redeemed	(1,975,104)	(1,243,536)	(321,858)	(378,296)	(499,836)	(842,672)

Units, end of period	2,325,586	2,186,667	1,611,361	1,698,709	2,061,866	1,999,789

See accompanying notes.

17

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Value Trust Series NAV		Core Bond Trust Series NAV		Emerging Markets Value Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$169,686	$105,743	$2,234,642	$2,121,713	$1,213,665	$831,694
Expenses:
Mortality and expense risk and administrative charges	—	—	(9,807)	(10,228)	(16,265)	(9,999)

Net investment income (loss)	169,686	105,743	2,224,835	2,111,485	1,197,400	821,695

Realized gains (losses) on investments:
Capital gain distributions received	562,427	365,367	—	1,236,460	—	—
Net realized gain (loss)	(26,517)	93,873	(1,091,400)	(179,654)	2,496,613	417,631

Realized gains (losses)	535,910	459,240	(1,091,400)	1,056,806	2,496,613	417,631

Unrealized appreciation (depreciation) during the period	(684,475)	669,298	(1,816,873)	31,492	(10,583,783)	9,564,536

Net increase (decrease) in net assets from operations	21,121	1,234,281	(683,438)	3,199,783	(6,889,770)	10,803,862

Changes from principal transactions:
Purchase payments	56,321	822,495	1,792,493	1,244,581	561,052	365,779
Transfers between sub-accounts and the company	(776,290)	(3,155,352)	(1,868,086)	3,416,722	(17,735,956)	18,799,701
Transfers on general account policy loans	(45,516)	206,705	(172,868)	211,313	21,480	168,152
Withdrawals	(84,173)	(878,977)	(7,215,947)	(2,041,066)	(820,556)	(462,290)
Annual contract fee	(138,048)	(190,855)	(1,828,379)	(1,832,930)	(969,286)	(663,844)

Net increase (decrease) in net assets from principal transactions	(987,706)	(3,195,984)	(9,292,787)	998,620	(18,943,266)	18,207,498

Total increase (decrease) in net assets	(966,585)	(1,961,703)	(9,976,225)	4,198,403	(25,833,036)	29,011,360
Net assets at beginning of period	7,696,066	9,657,769	97,730,958	93,532,555	60,611,358	31,599,998

Net assets at end of period	$6,729,481	$7,696,066	$87,754,733	$97,730,958	$34,778,322	$60,611,358

	2018	2017	2018	2017	2018	2017
Units, beginning of period	334,697	483,575	5,643,377	5,588,576	4,232,934	2,925,251
Units issued	69,735	281,582	632,139	540,262	1,101,545	2,063,888
Units redeemed	(113,075)	(430,460)	(1,179,665)	(485,461)	(2,521,808)	(756,205)

Units, end of period	291,357	334,697	5,095,851	5,643,377	2,812,671	4,232,934

See accompanying notes.

18

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Equity Income Trust Series NAV		Financial Industries Trust Series NAV		Fundamental All Cap Core Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$2,322,697	$2,753,936	$104,539	$116,109	$369,027	$562,755
Expenses:
Mortality and expense risk and administrative charges	(136,046)	(141,654)	(1,276)	(1,760)	(186,343)	(179,238)

Net investment income (loss)	2,186,651	2,612,282	103,263	114,349	182,684	383,517

Realized gains (losses) on investments:
Capital gain distributions received	14,772,980	8,841,485	563,566	—	10,055,346	1,686,722
Net realized gain (loss)	1,661,923	3,035,136	192,299	85,656	4,392,002	3,350,190

Realized gains (losses)	16,434,903	11,876,621	755,865	85,656	14,447,348	5,036,912

Unrealized appreciation (depreciation) during the period	(29,857,745)	3,831,721	(2,067,173)	790,547	(24,578,427)	11,700,445

Net increase (decrease) in net assets from operations	(11,236,191)	18,320,624	(1,208,045)	990,552	(9,948,395)	17,120,874

Changes from principal transactions:
Purchase payments	1,623,453	1,828,916	11,829	31,020	1,760,326	1,767,467
Transfers between sub-accounts and the company	(3,125,253)	(9,319,289)	(1,207,725)	7,305,537	(227,140)	990,648
Transfers on general account policy loans	(340,079)	92,488	(23,569)	(6,869)	(217,709)	(442)
Withdrawals	(1,682,020)	(3,947,516)	(17,504)	(73,695)	(1,761,219)	(2,259,511)
Annual contract fee	(4,011,263)	(3,833,550)	(104,312)	(74,384)	(3,416,335)	(3,457,237)

Net increase (decrease) in net assets from principal transactions	(7,535,162)	(15,178,951)	(1,341,281)	7,181,609	(3,862,077)	(2,959,075)

Total increase (decrease) in net assets	(18,771,353)	3,141,673	(2,549,326)	8,172,161	(13,810,472)	14,161,799
Net assets at beginning of period	125,147,377	122,005,704	10,003,844	1,831,683	78,107,701	63,945,902

Net assets at end of period	$106,376,024	$125,147,377	$7,454,518	$10,003,844	$64,297,229	$78,107,701

	2018	2017	2018	2017	2018	2017
Units, beginning of period	2,189,022	2,478,640	421,772	70,955	2,582,972	2,699,429
Units issued	153,895	153,645	5,697	406,852	178,593	179,520
Units redeemed	(285,116)	(443,263)	(60,353)	(56,035)	(310,478)	(295,977)

Units, end of period	2,057,801	2,189,022	367,116	421,772	2,451,087	2,582,972

See accompanying notes.

19

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental Large Cap Value Trust Series NAV		Global Bond Trust Series NAV		Global Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$317,552	$475,691	$762,732	$547,912	$140,376	$169,092
Expenses:
Mortality and expense risk and administrative charges	(13,182)	(14,458)	(23,416)	(23,822)	(6,282)	(7,378)

Net investment income (loss)	304,370	461,233	739,316	524,090	134,094	161,714

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	1,706,303	1,527,525	(83,004)	(16,716)	27,880	190,398

Realized gains (losses)	1,706,303	1,527,525	(83,004)	(16,716)	27,880	190,398

Unrealized appreciation (depreciation) during the period	(6,752,486)	2,611,315	(1,214,227)	1,401,102	(1,208,894)	1,062,152

Net increase (decrease) in net assets from operations	(4,741,813)	4,600,073	(557,915)	1,908,476	(1,046,920)	1,414,264

Changes from principal transactions:
Purchase payments	541,095	1,958,055	513,921	479,089	209,668	326,234
Transfers between sub-accounts and the company	(746,782)	(3,742,981)	4,958,234	(962,774)	(1,029,302)	(343,999)
Transfers on general account policy loans	21,274	(13,811)	74,870	(7,607)	(18,937)	(708)
Withdrawals	(568,244)	(804,109)	(521,424)	(467,139)	(209,884)	(567,388)
Annual contract fee	(576,567)	(578,898)	(801,952)	(615,142)	(388,599)	(359,592)

Net increase (decrease) in net assets from principal transactions	(1,329,224)	(3,181,744)	4,223,649	(1,573,573)	(1,437,054)	(945,453)

Total increase (decrease) in net assets	(6,071,037)	1,418,329	3,665,734	334,903	(2,483,974)	468,811
Net assets at beginning of period	29,140,226	27,721,897	24,082,410	23,747,507	8,392,112	7,923,301

Net assets at end of period	$23,069,189	$29,140,226	$27,748,144	$24,082,410	$5,908,138	$8,392,112

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,146,094	1,282,423	777,267	829,667	403,751	453,033
Units issued	255,339	218,321	466,957	143,335	430,846	150,227
Units redeemed	(307,424)	(354,650)	(331,980)	(195,735)	(502,667)	(199,509)

Units, end of period	1,094,009	1,146,094	912,244	777,267	331,930	403,751

See accompanying notes.

20

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series NAV		High Yield Trust Series NAV		International Equity Index Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$—	$—	$1,531,241	$2,147,854	$2,234,070	$2,016,936
Expenses:
Mortality and expense risk and administrative charges	(13,494)	(16,115)	(13,217)	(14,226)	(73,718)	(75,044)

Net investment income (loss)	(13,494)	(16,115)	1,518,024	2,133,628	2,160,352	1,941,892

Realized gains (losses) on investments:
Capital gain distributions received	3,379,091	3,007,212	—	—	31,980	—
Net realized gain (loss)	(647,428)	(805,192)	(109,204)	(26,058)	1,461,487	768,978

Realized gains (losses)	2,731,663	2,202,020	(109,204)	(26,058)	1,493,467	768,978

Unrealized appreciation (depreciation) during the period	(2,430,792)	5,749,900	(2,098,793)	565,440	(17,449,316)	17,516,175

Net increase (decrease) in net assets from operations	287,377	7,935,805	(689,973)	2,673,010	(13,795,497)	20,227,045

Changes from principal transactions:
Purchase payments	1,004,043	958,252	319,698	2,073,766	1,153,066	3,217,959
Transfers between sub-accounts and the company	(1,249,293)	(8,294,977)	(3,153,139)	(14,205,554)	(458,586)	3,773,617
Transfers on general account policy loans	(385,087)	(323,701)	(120,954)	(1,056)	(384,235)	(54,275)
Withdrawals	(779,259)	(1,638,662)	(351,955)	(564,031)	(2,235,574)	(1,994,634)
Annual contract fee	(832,277)	(794,211)	(621,051)	(654,546)	(1,781,493)	(1,611,468)

Net increase (decrease) in net assets from principal transactions	(2,241,873)	(10,093,299)	(3,927,401)	(13,351,421)	(3,706,822)	3,331,199

Total increase (decrease) in net assets	(1,954,496)	(2,157,494)	(4,617,374)	(10,678,411)	(17,502,319)	23,558,244
Net assets at beginning of period	31,926,302	34,083,796	26,628,978	37,307,389	99,835,734	76,277,490

Net assets at end of period	$29,971,806	$31,926,302	$22,011,604	$26,628,978	$82,333,415	$99,835,734

	2018	2017	2018	2017	2018	2017
Units, beginning of period	465,796	635,346	1,117,064	1,680,604	2,949,529	2,879,380
Units issued	60,397	41,020	510,333	331,542	504,760	462,719
Units redeemed	(92,358)	(210,570)	(674,123)	(895,082)	(627,108)	(392,570)

Units, end of period	433,835	465,796	953,274	1,117,064	2,827,181	2,949,529

See accompanying notes.

21

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Growth Stock Trust Series NAV		International Small Company Trust Series NAV		International Value Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$272,364	$227,711	$204,178	$235,230	$1,158,798	$949,686
Expenses:
Mortality and expense risk and administrative charges	(3,019)	(3,825)	(4,114)	(4,068)	(44,515)	(49,440)

Net investment income (loss)	269,345	223,886	200,064	231,162	1,114,283	900,246

Realized gains (losses) on investments:
Capital gain distributions received	482,894	—	—	—	—	—
Net realized gain (loss)	183,086	560,572	284,322	500,667	781,108	881,021

Realized gains (losses)	665,980	560,572	284,322	500,667	781,108	881,021

Unrealized appreciation (depreciation) during the period	(3,261,132)	2,412,909	(4,042,958)	3,067,360	(8,601,063)	5,683,980

Net increase (decrease) in net assets from operations	(2,325,807)	3,197,367	(3,558,572)	3,799,189	(6,705,672)	7,465,247

Changes from principal transactions:
Purchase payments	149,237	644,011	271,507	340,316	620,191	1,821,688
Transfers between sub-accounts and the company	409,409	(2,014,281)	827,215	1,825,604	808,298	(900,132)
Transfers on general account policy loans	60,912	49,928	(64,282)	(42,305)	(315,434)	(102,701)
Withdrawals	(692,911)	(314,191)	(298,566)	(339,073)	(4,078,849)	(1,302,735)
Annual contract fee	(202,655)	(245,810)	(268,297)	(264,015)	(1,315,781)	(1,424,435)

Net increase (decrease) in net assets from principal transactions	(276,008)	(1,880,343)	467,577	1,520,527	(4,281,575)	(1,908,315)

Total increase (decrease) in net assets	(2,601,815)	1,317,024	(3,090,995)	5,319,716	(10,987,247)	5,556,932
Net assets at beginning of period	16,735,280	15,418,256	17,358,200	12,038,484	48,660,915	43,103,983

Net assets at end of period	$14,133,465	$16,735,280	$14,267,205	$17,358,200	$37,673,668	$48,660,915

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,144,536	1,285,434	844,927	759,658	2,632,057	2,733,342
Units issued	910,103	298,219	539,842	300,983	2,349,672	1,190,218
Units redeemed	(925,265)	(439,117)	(515,969)	(215,714)	(2,583,962)	(1,291,503)

Units, end of period	1,129,374	1,144,536	868,800	844,927	2,397,767	2,632,057

See accompanying notes.

22

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Investment Quality Bond Trust Series NAV		Lifestyle Conservative Portfolio Series NAV		Lifestyle Growth Portfolio Series NAV
	2018	2017	2018 (d)	2017	2018	2017
Income:
Dividend distributions received	$333,427	$331,980	$4,694	$—	$124,689	$89,709
Expenses:
Mortality and expense risk and administrative charges	(4,197)	(5,894)	(409)	—	(1,378)	(400)

Net investment income (loss)	329,230	326,086	4,285	—	123,311	89,309

Realized gains (losses) on investments:
Capital gain distributions received	92,400	50,995	1,735	—	70,492	33,723
Net realized gain (loss)	(499,446)	(809,981)	(32)	—	6,069	2,746

Realized gains (losses)	(407,046)	(758,986)	1,703	—	76,561	36,469

Unrealized appreciation (depreciation) during the period	(19,390)	1,274,403	(10,500)	—	(558,847)	420,905

Net increase (decrease) in net assets from operations	(97,206)	841,503	(4,512)	—	(358,975)	546,683

Changes from principal transactions:
Purchase payments	27,923	1,379,223	—	—	4,238	69
Transfers between sub-accounts and the company	(844,966)	(24,116,673)	184,701	—	767,961	1,121,355
Transfers on general account policy loans	(108,681)	(11,047)	—	—	—	—
Withdrawals	(545,183)	(766,257)	945	—	(8,521)	(174)
Annual contract fee	(228,482)	(364,162)	(905)	—	(41,770)	(23,879)

Net increase (decrease) in net assets from principal transactions	(1,699,389)	(23,878,916)	184,741	—	721,908	1,097,371

Total increase (decrease) in net assets	(1,796,595)	(23,037,413)	180,229	—	362,933	1,644,054
Net assets at beginning of period	14,784,090	37,821,503	—	—	4,850,719	3,206,665

Net assets at end of period	$12,987,495	$14,784,090	$180,229	$—	$5,213,652	$4,850,719

	2018	2017	2018	2017	2018	2017
Units, beginning of period	857,792	2,292,990	—	—	401,248	314,099
Units issued	1,603,466	545,549	18,242	—	71,837	91,574
Units redeemed	(1,702,911)	(1,980,747)	(91)	—	(20,038)	(4,425)

Units, end of period	758,347	857,792	18,151	—	453,047	401,248

(d)	Sub-account available in prior year but no activity.

See accompanying notes.

23

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Capital Appreciation		M International Equity		M Large Cap Growth
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$174,595	$—	$997,269	$1,240,406	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(2,865)	(2,672)	(2,495)	(2,563)	(5,600)	(4,774)

Net investment income (loss)	171,730	(2,672)	994,774	1,237,843	(5,600)	(4,774)

Realized gains (losses) on investments:
Capital gain distributions received	11,084,978	7,292,810	—	3	7,605,332	1,963,831
Net realized gain (loss)	3,592,672	1,800,652	2,070,890	531,398	5,089,995	2,465,540

Realized gains (losses)	14,677,650	9,093,462	2,070,890	531,401	12,695,327	4,429,371

Unrealized appreciation (depreciation) during the period	(22,400,454)	2,409,685	(18,589,780)	12,453,112	(14,972,088)	16,763,466

Net increase (decrease) in net assets from operations	(7,551,074)	11,500,475	(15,524,116)	14,222,356	(2,282,361)	21,188,063

Changes from principal transactions:
Purchase payments	1,230,506	1,370,064	1,321,301	1,529,367	1,230,297	1,153,223
Transfers between sub-accounts and the company	(7,766,668)	(3,657,992)	(4,061,278)	8,192,296	(8,300,425)	(3,495,599)
Transfers on general account policy loans	(536,124)	(302,768)	(408,603)	34,575	(668,674)	(227,555)
Withdrawals	(4,574,546)	(1,569,059)	(1,838,066)	(1,632,700)	(2,245,608)	(1,283,749)
Annual contract fee	(1,089,362)	(1,245,371)	(1,094,244)	(1,238,454)	(1,132,111)	(1,119,843)

Net increase (decrease) in net assets from principal transactions	(12,736,194)	(5,405,126)	(6,080,890)	6,885,084	(11,116,521)	(4,973,523)

Total increase (decrease) in net assets	(20,287,268)	6,095,349	(21,605,006)	21,107,440	(13,398,882)	16,214,540
Net assets at beginning of period	69,689,370	63,594,021	80,239,318	59,131,878	73,142,323	56,927,783

Net assets at end of period	$49,402,102	$69,689,370	$58,634,312	$80,239,318	$59,743,441	$73,142,323

	2018	2017	2018	2017	2018	2017
Units, beginning of period	698,861	759,919	2,084,451	1,909,211	1,116,166	1,211,424
Units issued	41,782	39,909	302,352	405,859	113,289	90,010
Units redeemed	(157,007)	(100,967)	(467,532)	(230,619)	(261,610)	(185,268)

Units, end of period	583,636	698,861	1,919,271	2,084,451	967,845	1,116,166

See accompanying notes.

24

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Large Cap Value		Main Management Insurance Fund Class A		Managed Volatility Aggressive Portfolio Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$480,750	$464,253	$—	$—	$97,519	$76,056
Expenses:
Mortality and expense risk and administrative charges	(1,862)	(1,678)	—	—	(2,446)	(4,197)

Net investment income (loss)	478,888	462,575	—	—	95,073	71,859

Realized gains (losses) on investments:
Capital gain distributions received	2,372,083	1,548,905	—	—	294,653	1
Net realized gain (loss)	835,823	1,053,290	295,416	—	60,109	223,700

Realized gains (losses)	3,207,906	2,602,195	295,416	—	354,762	223,701

Unrealized appreciation (depreciation) during the period	(7,439,719)	1,397,850	(1,285,063)	1,452,490	(816,262)	645,793

Net increase (decrease) in net assets from operations	(3,752,925)	4,462,620	(989,647)	1,452,490	(366,427)	941,353

Changes from principal transactions:
Purchase payments	1,007,533	898,776	—	—	193,906	213,984
Transfers between sub-accounts and the company	255,741	(253,866)	(1,455,326)	322	(12,708)	(642,433)
Transfers on general account policy loans	(164,038)	(204,603)	—	—	(2,038)	(1,954)
Withdrawals	(736,185)	(583,238)	(474,785)	(322)	(35,947)	(192,832)
Annual contract fee	(622,040)	(611,448)	—	—	(112,199)	(134,430)

Net increase (decrease) in net assets from principal transactions	(258,989)	(754,379)	(1,930,111)	—	31,014	(757,665)

Total increase (decrease) in net assets	(4,011,914)	3,708,241	(2,919,758)	1,452,490	(335,413)	183,688
Net assets at beginning of period	33,246,718	29,538,477	16,628,090	15,174,600	4,525,310	4,341,622

Net assets at end of period	$29,234,804	$33,246,718	$13,708,332	$16,628,090	$4,189,897	$4,525,310

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,116,341	1,140,307	1,376,899	1,376,899	206,979	244,965
Units issued	166,114	153,204	432	—	14,485	11,615
Units redeemed	(165,993)	(177,170)	(158,186)	—	(12,351)	(49,601)

Units, end of period	1,116,462	1,116,341	1,219,145	1,376,899	209,113	206,979

See accompanying notes.

25

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Balanced Portfolio Series NAV		Managed Volatility Conservative Portfolio Series NAV		Managed Volatility Growth Portfolio Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$1,280,093	$1,282,309	$100,566	$95,363	$638,719	$607,803
Expenses:
Mortality and expense risk and administrative charges	(82,675)	(90,600)	(1,809)	(2,217)	(13,426)	(13,551)

Net investment income (loss)	1,197,418	1,191,709	98,757	93,146	625,293	594,252

Realized gains (losses) on investments:
Capital gain distributions received	3,704,294	2,151,429	102,331	68,040	2,403,030	1,065,221
Net realized gain (loss)	1,112,072	1,201,695	(57,244)	(158,459)	872,224	901,040

Realized gains (losses)	4,816,366	3,353,124	45,087	(90,419)	3,275,254	1,966,261

Unrealized appreciation (depreciation) during the period	(8,683,551)	2,954,288	(223,534)	346,944	(5,735,125)	2,387,905

Net increase (decrease) in net assets from operations	(2,669,767)	7,499,121	(79,690)	349,671	(1,834,578)	4,948,418

Changes from principal transactions:
Purchase payments	1,392,687	1,783,388	122,547	123,033	646,661	741,728
Transfers between sub-accounts and the company	(2,129,006)	(1,251,606)	284,594	(916,291)	(1,953,225)	(227,185)
Transfers on general account policy loans	(431,046)	(161,233)	(82,107)	(911)	(27,874)	150,057
Withdrawals	(2,260,247)	(2,119,560)	(144,982)	(1,621,629)	(725,988)	(946,433)
Annual contract fee	(2,345,903)	(2,548,065)	(221,462)	(231,249)	(739,553)	(871,541)

Net increase (decrease) in net assets from principal transactions	(5,773,515)	(4,297,076)	(41,410)	(2,647,047)	(2,799,979)	(1,153,374)

Total increase (decrease) in net assets	(8,443,282)	3,202,045	(121,100)	(2,297,376)	(4,634,557)	3,795,044
Net assets at beginning of period	58,987,233	55,785,188	3,773,949	6,071,325	31,202,952	27,407,908

Net assets at end of period	$50,543,951	$58,987,233	$3,652,849	$3,773,949	$26,568,395	$31,202,952

	2018	2017	2018	2017	2018	2017
Units, beginning of period	2,925,501	3,156,969	205,151	355,158	1,486,929	1,550,250
Units issued	142,698	169,414	47,111	42,185	40,216	119,375
Units redeemed	(435,974)	(400,882)	(47,188)	(192,192)	(171,277)	(182,696)

Units, end of period	2,632,225	2,925,501	205,074	205,151	1,355,868	1,486,929

See accompanying notes.

26

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Moderate Portfolio Series NAV		Mid Cap Index Trust Series NAV		Mid Cap Stock Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$142,990	$142,015	$859,214	$346,230	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(3,545)	(4,289)	(54,632)	(44,692)	(53,590)	(49,545)

Net investment income (loss)	139,445	137,726	804,582	301,538	(53,590)	(49,545)

Realized gains (losses) on investments:
Capital gain distributions received	353,379	198,929	5,125,500	3,681,322	5,446,342	905,247
Net realized gain (loss)	(57,209)	(28,318)	159,439	1,609,796	2,480,727	367,895

Realized gains (losses)	296,170	170,611	5,284,939	5,291,118	7,927,069	1,273,142

Unrealized appreciation (depreciation) during the period	(659,120)	376,291	(14,141,222)	3,826,691	(8,636,265)	8,468,273

Net increase (decrease) in net assets from operations	(223,505)	684,628	(8,051,701)	9,419,347	(762,786)	9,691,870

Changes from principal transactions:
Purchase payments	206,417	285,096	785,203	2,611,025	675,370	612,635
Transfers between sub-accounts and the company	(523,909)	173,656	(651,511)	10,338,280	2,079,716	4,420,837
Transfers on general account policy loans	(40,274)	(9,666)	(99,072)	26,743	189,656	(1,970)
Withdrawals	(1,577)	(220,460)	(766,153)	(1,865,301)	(1,305,528)	(1,226,109)
Annual contract fee	(195,254)	(321,349)	(1,129,719)	(1,045,526)	(1,476,592)	(1,191,825)

Net increase (decrease) in net assets from principal transactions	(554,597)	(92,723)	(1,861,252)	10,065,221	162,622	2,613,568

Total increase (decrease) in net assets	(778,102)	591,905	(9,912,953)	19,484,568	(600,164)	12,305,438
Net assets at beginning of period	6,161,407	5,569,502	74,282,525	54,797,957	45,322,622	33,017,184

Net assets at end of period	$5,383,305	$6,161,407	$64,369,572	$74,282,525	$44,722,458	$45,322,622

	2018	2017	2018	2017	2018	2017
Units, beginning of period	307,900	311,852	2,011,026	1,717,602	626,098	552,318
Units issued	40,037	30,089	1,058,186	1,137,074	141,343	191,893
Units redeemed	(68,023)	(34,041)	(1,099,469)	(843,650)	(135,652)	(118,113)

Units, end of period	279,914	307,900	1,969,743	2,011,026	631,789	626,098

See accompanying notes.

27

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Value Trust Series NAV		Money-Market Trust Series NAV		PIMCO All Asset
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$365,591	$455,084	$1,184,404	$540,005	$571,536	$816,052
Expenses:
Mortality and expense risk and administrative charges	(23,349)	(24,899)	(37,421)	(58,546)	(5,236)	(5,851)

Net investment income (loss)	342,242	430,185	1,146,983	481,459	566,300	810,201

Realized gains (losses) on investments:
Capital gain distributions received	3,498,071	4,075,455	2	990	—	—
Net realized gain (loss)	14,166	(336,594)	—	—	(109,475)	(36,238)

Realized gains (losses)	3,512,237	3,738,861	2	990	(109,475)	(36,238)

Unrealized appreciation (depreciation) during the period	(8,267,181)	646,957	(3)	—	(1,628,596)	1,477,588

Net increase (decrease) in net assets from operations	(4,412,702)	4,816,003	1,146,982	482,449	(1,171,771)	2,251,551

Changes from principal transactions:
Purchase payments	479,911	533,561	3,750,886	6,023,514	339,468	309,055
Transfers between sub-accounts and the company	(2,137,381)	(1,983,816)	21,785,476	19,681,916	69,826	897,736
Transfers on general account policy loans	(279,915)	105,405	210,200	1,106,191	(1,849)	1,465
Withdrawals	(1,136,697)	(1,682,901)	(5,662,708)	(17,575,391)	(299,019)	(217,991)
Annual contract fee	(978,954)	(1,079,608)	(6,232,888)	(5,180,823)	(543,189)	(407,249)

Net increase (decrease) in net assets from principal transactions	(4,053,036)	(4,107,359)	13,850,966	4,055,407	(434,763)	583,016

Total increase (decrease) in net assets	(8,465,738)	708,644	14,997,948	4,537,856	(1,606,534)	2,834,567
Net assets at beginning of period	45,264,841	44,556,197	75,395,248	70,857,392	19,889,496	17,054,929

Net assets at end of period	$36,799,103	$45,264,841	$90,393,196	$75,395,248	$18,282,962	$19,889,496

	2018	2017	2018	2017	2018	2017
Units, beginning of period	863,634	947,086	6,292,297	6,011,815	1,091,263	1,059,023
Units issued	54,736	261,750	7,178,914	4,576,928	217,205	241,511
Units redeemed	(132,889)	(345,202)	(5,733,966)	(4,296,446)	(246,032)	(209,271)

Units, end of period	785,481	863,634	7,737,245	6,292,297	1,062,436	1,091,263

See accompanying notes.

28

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Real Estate Securities Trust Series NAV		Science & Technology Trust Series NAV		Select Bond Trust Series NAV
	2018	2017	2018	2017	2018 (a)	2017
Income:
Dividend distributions received	$733,373	$286,816	$—	$6,016	$331,868	$360,513
Expenses:
Mortality and expense risk and administrative charges	(28,705)	(29,292)	(13,501)	(11,263)	(3,491)	(3,652)

Net investment income (loss)	704,668	257,524	(13,501)	(5,247)	328,377	356,861

Realized gains (losses) on investments:
Capital gain distributions received	(1)	—	1,383,177	381,636	—	—
Net realized gain (loss)	3,989,051	6,108,855	271,453	558,619	(158,821)	(82,717)

Realized gains (losses)	3,989,050	6,108,855	1,654,630	940,255	(158,821)	(82,717)

Unrealized appreciation (depreciation) during the period	(6,277,485)	(3,146,529)	(2,010,826)	1,540,943	(254,403)	156,088

Net increase (decrease) in net assets from operations	(1,583,767)	3,219,850	(369,697)	2,475,951	(84,847)	430,232

Changes from principal transactions:
Purchase payments	720,665	831,527	140,770	93,272	142,852	653,560
Transfers between sub-accounts and the company	(9,759,852)	(10,863,697)	9,185,581	(1,262,034)	(829,233)	(293,664)
Transfers on general account policy loans	(271,564)	216,615	(22,064)	1,649	(8,345)	120
Withdrawals	(789,464)	(1,439,179)	(88,313)	(178,090)	(530,044)	(370,040)
Annual contract fee	(1,352,281)	(1,433,550)	(268,541)	(202,607)	(270,329)	(280,180)

Net increase (decrease) in net assets from principal transactions	(11,452,496)	(12,688,284)	8,947,433	(1,547,810)	(1,495,099)	(290,204)

Total increase (decrease) in net assets	(13,036,263)	(9,468,434)	8,577,736	928,141	(1,579,946)	140,028
Net assets at beginning of period	49,795,911	59,264,345	7,754,033	6,825,892	12,312,671	12,172,643

Net assets at end of period	$36,759,648	$49,795,911	$16,331,769	$7,754,033	$10,732,725	$12,312,671

	2018	2017	2018	2017	2018	2017
Units, beginning of period	623,675	813,759	180,298	224,136	1,029,693	1,054,749
Units issued	114,269	87,246	222,928	21,338	1,074,076	693,876
Units redeemed	(273,483)	(277,330)	(24,945)	(65,176)	(1,202,322)	(718,932)

Units, end of period	464,461	623,675	378,281	180,298	901,447	1,029,693

(a)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

See accompanying notes.

29

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Short Term Government Income Trust Series NAV		Small Cap Index Trust Series NAV		Small Cap Opportunities Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$843,524	$616,669	$381,549	$162,241	$24,398	$19,758
Expenses:
Mortality and expense risk and administrative charges	(20,409)	(22,739)	(45,079)	(40,544)	(787)	(1,381)

Net investment income (loss)	823,115	593,930	336,470	121,697	23,611	18,377

Realized gains (losses) on investments:
Capital gain distributions received	—	—	2,250,804	1,303,314	1,036,286	278,618
Net realized gain (loss)	(1,337,550)	(460,446)	(602,192)	699,651	107,259	13,282

Realized gains (losses)	(1,337,550)	(460,446)	1,648,612	2,002,965	1,143,545	291,900

Unrealized appreciation (depreciation) during the period	835,510	100,450	(6,897,129)	2,257,754	(1,964,756)	169,015

Net increase (decrease) in net assets from operations	321,075	233,934	(4,912,047)	4,382,416	(797,600)	479,292

Changes from principal transactions:
Purchase payments	631,539	454,716	493,707	1,251,912	87,430	45,839
Transfers between sub-accounts and the company	762,239	(2,404,472)	(4,041,580)	318,599	650,510	569,625
Transfers on general account policy loans	(109,358)	8,330	8,960	(14,755)	(23,445)	(208)
Withdrawals	(4,651,189)	(497,467)	(257,738)	(705,660)	(76,372)	(99,606)
Annual contract fee	(992,161)	(627,306)	(819,346)	(759,394)	(110,038)	(145,121)

Net increase (decrease) in net assets from principal transactions	(4,358,930)	(3,066,199)	(4,615,997)	90,702	528,085	370,529

Total increase (decrease) in net assets	(4,037,855)	(2,832,265)	(9,528,044)	4,473,118	(269,515)	849,821
Net assets at beginning of period	42,716,669	45,548,934	35,534,901	31,061,783	5,026,490	4,176,669

Net assets at end of period	$38,678,814	$42,716,669	$26,006,857	$35,534,901	$4,756,975	$5,026,490

	2018	2017	2018	2017	2018	2017
Units, beginning of period	3,951,309	4,234,947	1,407,609	1,411,366	205,997	190,460
Units issued	2,193,281	889,459	560,627	236,363	78,893	49,828
Units redeemed	(2,596,915)	(1,173,097)	(814,115)	(240,120)	(59,118)	(34,291)

Units, end of period	3,547,675	3,951,309	1,154,121	1,407,609	225,772	205,997

See accompanying notes.

30

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Stock Trust Series NAV		Small Cap Value Trust Series NAV		Small Company Value Trust Series NAV
	2018 (b)	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$—	$—	$541,372	$777,845	$35,968	$16,227
Expenses:
Mortality and expense risk and administrative charges	(69,350)	(64,220)	(53,595)	(54,911)	(6,108)	(6,298)

Net investment income (loss)	(69,350)	(64,220)	487,777	722,934	29,860	9,929

Realized gains (losses) on investments:
Capital gain distributions received	3,438,557	—	9,079,463	6,043,460	747,541	958,978
Net realized gain (loss)	(64,122)	534,530	(488,036)	315,239	6,427	205,482

Realized gains (losses)	3,374,435	534,530	8,591,427	6,358,699	753,968	1,164,460

Unrealized appreciation (depreciation) during the period	(6,228,115)	10,185,614	(17,675,439)	(4,451,596)	(1,947,679)	(430,526)

Net increase (decrease) in net assets from operations	(2,923,030)	10,655,924	(8,596,235)	2,630,037	(1,163,851)	743,863

Changes from principal transactions:
Purchase payments	623,607	807,307	792,823	1,056,343	102,753	83,003
Transfers between sub-accounts and the company	(7,148,604)	3,959,215	(7,810,152)	(9,693,451)	2,764,421	(469,462)
Transfers on general account policy loans	(292,384)	1,909,441	(84,357)	42,330	(23,648)	30,213
Withdrawals	(1,033,135)	(3,251,709)	(958,079)	(1,949,810)	(527,617)	(447,492)
Annual contract fee	(1,540,805)	(1,402,900)	(1,692,881)	(1,753,227)	(170,324)	(150,075)

Net increase (decrease) in net assets from principal transactions	(9,391,321)	2,021,354	(9,752,646)	(12,297,815)	2,145,585	(953,813)

Total increase (decrease) in net assets	(12,314,351)	12,677,278	(18,348,881)	(9,667,778)	981,734	(209,950)
Net assets at beginning of period	52,192,923	39,515,645	79,685,638	89,353,416	7,021,283	7,231,233

Net assets at end of period	$39,878,572	$52,192,923	$61,336,757	$79,685,638	$8,003,017	$7,021,283

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,416,615	1,354,918	1,350,978	1,566,815	223,290	256,292
Units issued	401,969	378,530	64,790	105,982	102,158	33,116
Units redeemed	(676,833)	(316,833)	(233,554)	(321,819)	(33,870)	(66,118)

Units, end of period	1,141,751	1,416,615	1,182,214	1,350,978	291,578	223,290

(b)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

See accompanying notes.

31

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Strategic Income Opportunities Trust Series NAV		Total Bond Market Series Trust NAV		Total Stock Market Index Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$1,266,743	$1,003,641	$971,509	$1,032,571	$424,069	$427,960
Expenses:
Mortality and expense risk and administrative charges	(11,331)	(11,187)	(36,227)	(38,412)	(27,206)	(26,093)

Net investment income (loss)	1,255,412	992,454	935,282	994,159	396,863	401,867

Realized gains (losses) on investments:
Capital gain distributions received	1	—	—	—	1,062,455	623,313
Net realized gain (loss)	(263,154)	46,609	(325,216)	(143,845)	3,506,313	1,098,366

Realized gains (losses)	(263,153)	46,609	(325,216)	(143,845)	4,568,768	1,721,679

Unrealized appreciation (depreciation) during the period	(2,639,166)	544,653	(715,371)	286,528	(6,922,955)	3,535,006

Net increase (decrease) in net assets from operations	(1,646,907)	1,583,716	(105,305)	1,136,842	(1,957,324)	5,658,552

Changes from principal transactions:
Purchase payments	835,486	828,506	659,400	438,872	392,311	496,929
Transfers between sub-accounts and the company	361,409	5,581,055	564,247	109,174	2,219,198	325,444
Transfers on general account policy loans	(189,393)	(229,720)	(16,077)	63,265	213,508	(24,336)
Withdrawals	(477,098)	(315,860)	(1,329,358)	(565,324)	(1,655,364)	(634,049)
Annual contract fee	(658,235)	(573,397)	(653,655)	(717,170)	(687,254)	(688,277)

Net increase (decrease) in net assets from principal transactions	(127,831)	5,290,584	(775,443)	(671,183)	482,399	(524,289)

Total increase (decrease) in net assets	(1,774,738)	6,874,300	(880,748)	465,659	(1,474,925)	5,134,263
Net assets at beginning of period	32,381,309	25,507,009	36,266,959	35,801,300	32,873,027	27,738,764

Net assets at end of period	$30,606,571	$32,381,309	$35,386,211	$36,266,959	$31,398,102	$32,873,027

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,509,853	1,257,112	1,482,053	1,513,205	856,696	864,364
Units issued	310,620	339,008	263,339	235,195	237,929	66,551
Units redeemed	(315,452)	(86,267)	(294,103)	(266,347)	(223,184)	(74,219)

Units, end of period	1,505,021	1,509,853	1,451,289	1,482,053	871,441	856,696

See accompanying notes.

32

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Ultra Short Term Bond Trust Series NAV		Utilities Trust Series NAV
	2018	2017	2018	2017
Income:
Dividend distributions received	$171,407	$83,580	$261,624	$192,963
Expenses:
Mortality and expense risk and administrative charges	(502)	(485)	(5,511)	(6,144)

Net investment income (loss)	170,905	83,095	256,113	186,819

Realized gains (losses) on investments:
Capital gain distributions received	—	—	(1)	(1)
Net realized gain (loss)	(16,739)	(11,690)	25,538	(84,959)

Realized gains (losses)	(16,739)	(11,690)	25,537	(84,960)

Unrealized appreciation (depreciation) during the period	(15,733)	(42,018)	(214,209)	1,030,215

Net increase (decrease) in net assets from operations	138,433	29,387	67,441	1,132,074

Changes from principal transactions:
Purchase payments	68,895	58,724	22,044	53,561
Transfers between sub-accounts and the company	3,216,928	2,635,616	(61,525)	(1,165,966)
Transfers on general account policy loans	3,443	(10,620)	(16,344)	4,003
Withdrawals	(97,204)	(10,233)	(64,561)	(111,151)
Annual contract fee	(193,535)	(126,220)	(298,787)	(277,326)

Net increase (decrease) in net assets from principal transactions	2,998,527	2,547,267	(419,173)	(1,496,879)

Total increase (decrease) in net assets	3,136,960	2,576,654	(351,732)	(364,805)
Net assets at beginning of period	7,165,744	4,589,090	7,966,801	8,331,606

Net assets at end of period	$10,302,704	$7,165,744	$7,615,069	$7,966,801

	2018	2017	2018	2017
Units, beginning of period	702,761	453,033	247,033	296,747
Units issued	360,968	275,627	4,424	9,285
Units redeemed	(65,839)	(25,899)	(17,650)	(58,999)

Units, end of period	997,890	702,761	233,807	247,033

See accompanying notes.

33

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

1.	Organization

John Hancock Variable Life Separate Account S (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 50 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 6 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 2 classes of units to fund Contracts issued by the Company. These classes, Series I and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I and Series NAV shares of the Trust Portfolio differ in the level of 12b- 1 fees and other expenses assessed against the Portfolio’s assets.

As a result of a portfolio change, the following sub-accounts of the Account were renamed as follows:

Previous Name	New Name	Effective Date
Bond Trust Series NAV	Select Bond Trust Series NAV	04/30/2018
Small Cap Growth Trust Series NAV	Small Cap Stock Trust Series NAV	04/30/2018

Funds transferred in 2018 are as follows:

Transferred from	Transferred to	Effective Date
Alpha Opportunities Trust Series NAV	Mid Cap Stock Trust Series NAV	04/27/2018

34

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2018.

35

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2018, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

36

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

5.	Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2018. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated	$2,220,650,037	—	—	2,220,650,037
NonAffiliated	$215,297,621	—	—	215,297,621

	$2,435,947,658	—	—	2,435,947,658

Hedge Funds
NonAffiliated	$—	—	13,708,332	13,708,332

Total	$2,435,947,658	—	13,708,332	2,449,655,990

Total Fair Value
Balance as of December 31, 2017	$16,628,090
Realized Gains (Losses)	295,416
Change in Unrealized Gains (Losses)	(1,285,063)
Purchases	5,250
Sales	1,936,726
Transfers in and/or (out) of Level 3, net (1)	—

Balance as of December 31, 2018	$13,708,332

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Hedge funds are classified as Level 3 because the valuations are based on significant unobservable inputs. The fair values of these investments have been estimated using the NAV of the underlying fund provided by the hedge fund managers. The underlying funds do not transact on a daily basis.

37

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

5.	Fair Value Measurements — (continued)

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2018.

38

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2018 were as follows:

	Purchases	Sales
Sub-Account
500 Index Fund Series NAV	$85,570,147	$72,892,381
Active Bond Trust Series NAV	16,140,176	17,537,624
Alpha Opportunities Trust Series NAV (a)	283,380	2,209,673
American Asset Allocation Trust Series I	157,425	51,884
American Global Growth Trust Series I	315,827	164,889
American Growth Trust Series I	6,691,569	3,243,503
American Growth-Income Trust Series I	11,619,332	9,175,419
American International Trust Series I	52,240,140	45,394,158
Blue Chip Growth Trust Series NAV	49,373,231	39,277,388
Capital Appreciation Trust Series NAV	36,911,782	19,695,533
Capital Appreciation Value Trust Series NAV	2,385,478	2,641,070
Core Bond Trust Series NAV	12,985,851	20,053,803
Emerging Markets Value Trust Series NAV	16,539,547	34,285,414
Equity Income Trust Series NAV	25,857,292	16,432,823
Financial Industries Trust Series NAV	866,238	1,540,690
Fundamental All Cap Core Trust Series NAV	16,012,856	9,636,903
Fundamental Large Cap Value Trust Series NAV	6,699,052	7,723,907
Global Bond Trust Series NAV	15,791,100	10,828,138
Global Trust Series NAV	9,074,142	10,377,102
Health Sciences Trust Series NAV	7,897,965	6,774,240
High Yield Trust Series NAV	13,868,140	16,277,519
International Equity Index Series NAV	18,142,752	19,657,242
International Growth Stock Trust Series NAV	13,349,841	12,873,609
International Small Company Trust Series NAV	10,845,297	10,177,660
International Value Trust Series NAV	43,491,577	46,658,868
Investment Quality Bond Trust Series NAV	27,697,823	28,975,583
Lifestyle Balanced Portfolio Series NAV	20,949	21,211
Lifestyle Conservative Portfolio Series NAV	192,074	1,314
Lifestyle Growth Portfolio Series NAV	1,179,965	264,254
M Capital Appreciation	15,605,644	17,085,130
M International Equity	11,755,793	16,841,909
M Large Cap Growth	15,294,689	18,811,477
M Large Cap Value	7,478,147	4,886,164
Main Management Insurance Fund Class A	5,250	1,936,726
Managed Volatility Aggressive Portfolio Series NAV	702,709	281,968
Managed Volatility Balanced Portfolio Series NAV	7,829,486	8,701,290
Managed Volatility Conservative Portfolio Series NAV	1,011,329	851,652
Managed Volatility Growth Portfolio Series NAV	3,889,789	3,661,445
Managed Volatility Moderate Portfolio Series NAV	1,282,226	1,344,001
Mid Cap Index Trust Series NAV	45,998,969	41,930,140
Mid Cap Stock Trust Series NAV	15,866,445	10,311,071
Mid Value Trust Series NAV	6,787,695	7,000,421
Money-Market Trust Series NAV	82,029,437	67,031,489
PIMCO All Asset	4,475,158	4,343,620
Real Estate Securities Trust Series NAV	13,446,807	24,194,637
Science & Technology Trust Series NAV	11,499,360	1,182,254
Select Bond Trust Series NAV	12,996,618	14,163,339
Short Term Government Income Trust Series NAV	24,509,976	28,045,791
Small Cap Index Trust Series NAV	20,206,997	22,235,719

39

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

6.	Purchases and Sales of Investments — (continued)

	Purchases	Sales
Sub-Account
Small Cap Opportunities Trust Series NAV	$3,069,516	$1,481,533
Small Cap Stock Trust Series NAV	20,060,423	26,082,538
Small Cap Value Trust Series NAV	13,430,803	13,616,209
Small Company Value Trust Series NAV	4,017,082	1,094,098
Strategic Income Opportunities Trust Series NAV	7,729,489	6,601,906
Total Bond Market Series Trust NAV	7,400,272	7,240,432
Total Stock Market Index Trust Series NAV	10,176,316	8,234,599
Ultra Short Term Bond Trust Series NAV	3,846,028	676,596
Utilities Trust Series NAV	407,590	570,652

(a)

Terminated as an investment option and funds transferred to Mid Cap Stock Trust Series NAV on April 27, 2018. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

40

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
500 Index Fund Series NAV (*)	2018	12,286	$55.90 to $ 48.53	$623,525	0.63 % to 0.00%	1.40%	-4.64 % to -5.24%
	2017	12,446	58.62 to 51.21	661,522	0.63 to 0.00	1.75	21.54 to 20.78
	2016	13,339	48.23 to 42.40	585,712	0.63 to 0.00	1.81	11.64 to 10.95
	2015	12,904	43.20 to 38.22	506,523	0.63 to 0.00	1.73	1.15 to 0.52
	2014	14,316	42.71 to 38.02	557,874	0.63 to 0.00	1.67	13.43 to 12.72

Active Bond Trust Series NAV (*)	2018	1,678	77.56 to 33.63	64,542	0.63 to 0.00	3.36	-0.55 to -1.17
	2017	1,785	77.99 to 34.03	68,640	0.63 to 0.00	3.50	4.89 to 4.24
	2016	1,809	74.36 to 32.64	65,392	0.63 to 0.00	3.82	4.50 to 3.84
	2015	1,748	71.15 to 31.44	60,598	0.63 to 0.00	5.37	0.12 to -0.50
	2014	1,481	71.07 to 31.59	52,614	0.63 to 0.00	4.04	6.97 to 6.31

American Asset Allocation Trust Series I (*)	2018	43	18.46 to 18.46	797	0.00 to 0.00	1.64	-4.91 to -4.91
	2017	44	19.41 to 19.41	844	0.00 to 0.00	1.20	15.79 to 15.79
	2016	44	16.76 to 16.76	730	0.00 to 0.00	1.20	8.99 to 8.99
	2015	39	15.38 to 15.38	603	0.00 to 0.00	2.23	1.06 to 1.06
	2014	30	15.22 to 15.22	464	0.00 to 0.00	1.65	5.05 to 5.05

American Global Growth Trust Series I (*)	2018	118	18.63 to 17.71	2,187	0.63 to 0.00	0.69	-9.37 to -9.94
	2017	118	20.55 to 19.66	2,419	0.63 to 0.00	0.26	30.92 to 30.11
	2016	116	15.70 to 15.11	1,807	0.63 to 0.00	1.36	0.29 to -0.34
	2015	105	15.66 to 15.16	1,638	0.63 to 0.00	1.57	6.64 to 5.97
	2014	81	14.68 to 14.31	1,184	0.63 to 0.00	0.89	1.97 to 1.34

American Growth Trust Series I (*)	2018	709	31.23 to 28.67	21,803	0.63 to 0.00	0.39	-0.66 to -1.27
	2017	735	31.43 to 29.04	22,730	0.63 to 0.00	0.36	27.86 to 27.07
	2016	897	24.58 to 22.86	21,593	0.63 to 0.00	0.36	9.08 to 8.40
	2015	1,063	22.54 to 21.08	23,549	0.63 to 0.00	0.19	6.44 to 5.77
	2014	1,620	21.17 to 19.93	33,924	0.63 to 0.00	0.85	8.14 to 7.46

American Growth-Income Trust Series I (*)	2018	388	26.78 to 24.59	10,206	0.63 to 0.00	1.53	-2.18 to -2.79
	2017	353	27.38 to 25.30	9,483	0.63 to 0.00	1.04	22.03 to 21.27
	2016	384	22.44 to 20.86	8,413	0.63 to 0.00	1.59	11.10 to 10.42
	2015	420	20.19 to 18.89	8,305	0.63 to 0.00	1.22	1.11 to 0.48
	2014	525	19.97 to 18.80	10,302	0.63 to 0.00	0.97	10.25 to 9.57

American International Trust Series I (*)	2018	2,326	20.44 to 18.77	47,370	0.63 to 0.00	2.91	-13.46 to -14.00
	2017	2,187	23.62 to 21.82	51,458	0.63 to 0.00	1.13	31.65 to 30.84
	2016	1,775	17.94 to 16.68	31,687	0.63 to 0.00	0.99	3.12 to 2.48
	2015	2,107	17.40 to 16.27	36,504	0.63 to 0.00	1.17	-4.82 to -5.42
	2014	1,440	18.28 to 17.21	26,181	0.63 to 0.00	1.05	-3.05 to -3.66

Blue Chip Growth Trust Series NAV (*)	2018	1,611	190.64 to 71.01	108,754	0.63 to 0.00	0.06	2.03 to 1.40
	2017	1,699	186.84 to 70.02	112,491	0.63 to 0.00	0.11	36.34 to 35.49
	2016	1,934	137.04 to 51.68	94,123	0.63 to 0.00	0.05	0.85 to 0.22
	2015	2,987	135.88 to 51.57	132,044	0.63 to 0.00	0.00	11.13 to 10.43
	2014	2,949	122.28 to 46.69	122,935	0.63 to 0.00	0.00	9.11 to 8.43

Capital Appreciation Trust Series NAV (*)	2018	2,062	36.38 to 33.41	74,161	0.63 to 0.00	0.36	-0.72 to -1.34
	2017	2,000	36.64 to 33.86	72,415	0.63 to 0.00	0.11	36.51 to 35.66
	2016	1,834	26.84 to 24.96	48,572	0.63 to 0.00	0.01	-1.00 to -1.61
	2015	1,915	27.11 to 25.37	51,216	0.63 to 0.00	0.03	11.47 to 10.78
	2014	1,860	24.32 to 22.90	44,665	0.63 to 0.00	0.08	9.68 to 9.00

Capital Appreciation Value Trust Series NAV (*)	2018	291	23.09 to 23.09	6,729	0.00 to 0.00	2.20	0.45 to 0.45
	2017	335	22.99 to 22.99	7,696	0.00 to 0.00	1.24	15.13 to 15.13
	2016	484	19.97 to 19.97	9,658	0.00 to 0.00	1.68	8.19 to 8.19
	2015	222	18.46 to 18.46	4,107	0.00 to 0.00	1.54	5.27 to 5.27
	2014	120	17.54 to 17.54	2,112	0.00 to 0.00	1.55	12.38 to 12.38

Core Bond Trust Series NAV (*)	2018	5,096	17.25 to 15.84	87,755	0.63 to 0.00	2.52	-0.54 to -1.16
	2017	5,643	17.35 to 16.03	97,731	0.63 to 0.00	2.22	3.47 to 2.83
	2016	5,589	16.76 to 15.59	93,533	0.63 to 0.00	2.10	2.73 to 2.08
	2015	5,403	16.32 to 15.27	88,005	0.63 to 0.00	2.29	0.36 to -0.27
	2014	531	16.26 to 15.31	8,619	0.63 to 0.00	2.21	6.01 to 5.35

Emerging Markets Value Trust Series NAV (*)	2018	2,813	12.43 to 11.55	34,778	0.63 to 0.00	2.31	-13.48 to -14.02
	2017	4,233	14.36 to 13.43	60,611	0.63 to 0.00	2.10	32.67 to 31.85
	2016	2,925	10.83 to 10.19	31,600	0.63 to 0.00	2.32	18.09 to 17.34
	2015	2,028	9.17 to 8.68	18,545	0.63 to 0.00	2.03	-19.05 to -19.56
	2014	2,197	11.32 to 10.79	24,819	0.63 to 0.00	1.87	-5.37 to -5.96

Equity Income Trust Series NAV (*)	2018	2,058	53.65 to 46.58	106,376	0.63 to 0.00	1.92	-9.52 to -10.08
	2017	2,189	59.30 to 51.80	125,147	0.63 to 0.00	2.25	16.28 to 15.55
	2016	2,479	51.00 to 44.83	122,006	0.63 to 0.00	2.32	19.18 to 18.44
	2015	2,771	42.79 to 37.85	114,582	0.63 to 0.00	1.87	-6.66 to -7.24
	2014	3,302	45.84 to 40.81	146,605	0.63 to 0.00	1.82	7.55 to 6.88

41

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
Financial Industries Trust Series NAV (*)	2018		367	$32.70 to $ 17.10	$7,455	0.63 % to 0.00%	1.11%	-14.38 % to -14.91%
	2017		422	38.19 to 20.10	10,004	0.63 to 0.00	1.46	15.29 to 14.57
	2016		71	33.13 to 17.54	1,832	0.63 to 0.00	1.56	19.47 to 18.73
	2015		69	27.73 to 14.77	1,457	0.63 to 0.00	1.07	-2.58 to -3.19
	2014		75	28.46 to 15.26	1,602	0.63 to 0.00	0.44	8.64 to 7.96

Fundamental All Cap Core Trust Series NAV (*)	2018		2,451	27.11 to 24.90	64,297	0.63 to 0.00	0.47	-13.16 to -13.70
	2017		2,583	31.22 to 28.85	78,108	0.63 to 0.00	0.79	27.77 to 26.97
	2016		2,699	24.44 to 22.72	63,946	0.63 to 0.00	0.67	8.40 to 7.73
	2015		2,868	22.55 to 21.09	62,815	0.63 to 0.00	0.00	4.09 to 3.44
	2014		3,014	21.66 to 20.39	63,579	0.63 to 0.00	0.45	9.81 to 9.13

Fundamental Large Cap Value Trust Series NAV (*)	2018		1,094	21.23 to 19.50	23,069	0.63 to 0.00	1.14	-17.03 to -17.54
	2017		1,146	25.59 to 23.65	29,140	0.63 to 0.00	1.66	17.54 to 16.81
	2016		1,282	21.77 to 20.25	27,722	0.63 to 0.00	2.26	10.21 to 9.53
	2015		1,330	19.75 to 18.49	26,106	0.63 to 0.00	1.22	-1.06 to -1.67
	2014		1,037	19.96 to 18.80	20,539	0.63 to 0.00	0.87	10.66 to 9.98

Global Bond Trust Series NAV (*)	2018		912	32.75 to 28.43	27,748	0.63 to 0.00	2.82	-1.74 to -2.35
	2017		777	33.33 to 29.11	24,082	0.63 to 0.00	2.34	8.71 to 8.03
	2016		830	30.66 to 26.95	23,748	0.63 to 0.00	0.00	3.15 to 2.51
	2015		794	29.73 to 26.29	22,110	0.63 to 0.00	2.49	-3.51 to -4.11
	2014		964	30.81 to 27.42	27,883	0.63 to 0.00	0.93	2.42 to 1.78

Global Trust Series NAV (*)	2018		332	18.01 to 16.53	5,908	0.63 to 0.00	1.84	-14.42 to -14.95
	2017		404	21.04 to 19.44	8,392	0.63 to 0.00	2.07	18.90 to 18.16
	2016		453	17.70 to 16.45	7,923	0.63 to 0.00	4.19	9.46 to 8.78
	2015		570	16.17 to 15.12	9,110	0.63 to 0.00	1.49	-6.33 to -6.92
	2014		1,041	17.26 to 16.25	17,851	0.63 to 0.00	9.12	-2.51 to -3.11

Health Sciences Trust Series NAV (*)	2018		434	69.79 to 62.50	29,972	0.63 to 0.00	0.00	0.76 to 0.14
	2017		466	69.27 to 62.42	31,926	0.63 to 0.00	0.00	27.61 to 26.81
	2016		635	54.28 to 49.22	34,084	0.63 to 0.00	0.11	-10.54 to -11.10
	2015		702	60.67 to 55.36	42,104	0.63 to 0.00	0.00	12.76 to 12.05
	2014		597	53.81 to 49.41	31,688	0.63 to 0.00	0.00	31.85 to 31.03

High Yield Trust Series NAV (*)	2018		953	23.52 to 20.67	22,012	0.63 to 0.00	6.02	-3.02 to -3.63
	2017		1,117	24.25 to 21.45	26,629	0.63 to 0.00	5.60	7.46 to 6.78
	2016		1,681	22.57 to 20.09	37,307	0.63 to 0.00	7.08	16.56 to 15.84
	2015		1,606	19.36 to 34	30,590	0.63 to 0.00	7.48	-8.38 to -8.94
	2014		1,511	21.14 to 19.04	31,328	0.63 to 0.00	6.81	0.00 to -0.61

International Equity Index Series NAV (*)	2018		2,827	48.91 to 26.16	82,333	0.63 to 0.00	2.38	-14.10 to -14.63
	2017		2,950	56.94 to 30.64	99,836	0.63 to 0.00	2.35	27.45 to 26.65
	2016		2,879	44.68 to 24.19	76,277	0.63 to 0.00	2.70	4.43 to 3.78
	2015		2,945	42.78 to 23.31	75,449	0.63 to 0.00	2.47	-5.80 to -6.39
	2014		3,574	45.42 to 24.91	96,325	0.63 to 0.00	2.87	-4.57 to -5.17

International Growth Stock Trust Series NAV (*)	2018		1,129	12.53 to 12.05	14,133	0.63 to 0.00	1.74	-14.43 to -14.96
	2017		1,145	14.64 to 14.17	16,735	0.63 to 0.00	1.40	21.90 to 21.15
	2016		1,285	12.01 to 11.70	15,418	0.63 to 0.00	2.16	-1.19 to -1.82
	2015		836	12.16 to 11.92	10,154	0.63 to 0.00	1.83	-2.23 to -2.85
	2014		834	12.43 to 12.27	10,365	0.63 to 0.00	2.00	0.19 to -0.44

International Small Company Trust Series NAV (*)	2018		869	16.45 to 15.54	14,267	0.63 to 0.00	1.22	-20.07 to -20.57
	2017		845	20.59 to 19.57	17,358	0.63 to 0.00	1.57	29.59 to 28.79
	2016		760	15.89 to 15.19	12,038	0.63 to 0.00	2.14	4.95 to 4.29
	2015		668	15.14 to 14.57	10,078	0.63 to 0.00	1.69	6.68 to 6.01
	2014		783	14.19 to 13.74	11,088	0.63 to 0.00	1.47	-6.85 to -7.43

International Value Trust Series NAV (*)	2018		2,398	15.94 to 14.64	37,674	0.63 to 0.00	2.61	-14.96 to -15.49
	2017		2,632	18.75 to 17.32	48,661	0.63 to 0.00	1.98	17.25 to 16.52
	2016		2,733	15.99 to 14.86	43,104	0.63 to 0.00	2.79	12.20 to 11.50
	2015		2,197	14.25 to 13.33	30,785	0.63 to 0.00	1.76	-7.72 to -8.30
	2014		2,701	15.44 to 14.54	41,125	0.63 to 0.00	2.95	-12.47 to -13.03

Investment Quality Bond Trust Series NAV (*)	2018		758	17.20 to 15.79	12,987	0.63 to 0.00	2.67	-0.67 to -1.30
	2017		858	17.32 to 16.00	14,784	0.63 to 0.00	1.80	4.67 to 4.02
	2016		2,293	16.55 to 15.38	37,822	0.63 to 0.00	3.37	4.26 to 3.60
	2015		731	15.87 to 14.84	11,501	0.63 to 0.00	2.25	-0.68 to -1.30
	2014		550	15.98 to 15.04	8,679	0.63 to 0.00	3.13	5.54 to 4.88

Lifestyle Conservative Portfolio Series NAV (*)	2018	(g)	18	9.93 to 9.93	180	0.63 to 0.63	7.02	-0.71 to -0.71

Lifestyle Growth Portfolio Series NAV (*)	2018		453	11.13 to 10.98	5,214	0.63 to 0.00	2.26	-6.08 to -6.65
	2017		401	11.85 to 11.76	4,851	0.63 to 0.00	2.45	16.20 to 15.47
	2016		314	10.20 to 10.19	3,207	0.63 to 0.00	9.99	1.98 to 1.87

42

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest(a)	(000s)	Highest to Lowest(b)	Income Ratio(c)	Highest to Lowest(d)
M Capital Appreciation	2018	584	$98.31 to $ 88.63	$49,402	0.63 % to 0.00%	0.27%	-14.15 % to -14.68%
	2017	699	114.51 to 103.88	69,689	0.63 to 0.00	0.00	19.02 to 18.28
	2016	760	96.21 to 87.82	63,594	0.63 to 0.00	0.00	21.06 to 20.30
	2015	894	79.47 to 73.00	62,377	0.63 to 0.00	0.00	-6.58 to -7.16
	2014	854	85.07 to 78.63	62,749	0.63 to 0.00	0.00	12.42 to 11.72

M International Equity	2018	1,919	31.26 to 27.09	58,634	0.63 to 0.00	1.36	-20.57 to -21.06
	2017	2,084	39.36 to 34.31	80,239	0.63 to 0.00	1.83	24.05 to 23.28
	2016	1,909	31.73 to 27.83	59,132	0.63 to 0.00	1.05	-0.05 to -0.67
	2015	2,285	31.74 to 28.02	70,908	0.63 to 0.00	1.60	-3.94 to -4.54
	2014	2,088	33.05 to 29.36	67,252	0.63 to 0.00	2.19	-7.06 to -7.64

M Large Cap Growth	2018	968	69.77 to 60.44	59,743	0.63 to 0.00	0.00	-4.95 to -5.54
	2017	1,116	73.41 to 63.98	73,142	0.63 to 0.00	0.00	38.97 to 38.11
	2016	1,211	52.82 to 46.33	56,928	0.63 to 0.00	0.00	-2.32 to -2.93
	2015	1,317	54.08 to 47.73	63,589	0.63 to 0.00	0.03	7.70 to 7.03
	2014	1,373	50.21 to 44.59	61,347	0.63 to 0.00	0.04	10.21 to 9.52

M Large Cap Value	2018	1,116	26.27 to 23.67	29,235	0.63 to 0.00	1.51	-12.07 to -12.61
	2017	1,116	29.87 to 27.08	33,247	0.63 to 0.00	1.50	14.99 to 14.28
	2016	1,140	25.98 to 23.70	29,538	0.63 to 0.00	1.66	9.64 to 8.95
	2015	1,525	23.69 to 21.75	36,036	0.63 to 0.00	1.36	-0.66 to -1.28
	2014	1,163	23.85 to 22.03	27,648	0.63 to 0.00	1.20	9.68 to 9.00

Main Management Insurance Fund Class A	2018	1,219	12.29 to 12.29	14,983	0.00 to 0.00	0.00	2.88 to 2.88
	2017	1,377	11.95 to 11.95	16,447	0.00 to 0.00	0.00	8.36 to 8.36
	2016	1,377	11.02 to 11.02	15,179	0.00 to 0.00	0.00	1.26 to 1.26
	2015	1,656	10.89 to 10.89	18,026	0.00 to 0.00	0.00	5.33 to 5.33
	2014	2,056	10.34 to 10.34	21,255	0.00 to 0.00	0.00	3.36 to 3.36

Managed Volatility Aggressive Portfolio Series NAV (*)	2018	209	20.19 to 18.54	4,190	0.63 to 0.00	2.15	-8.32 to -8.89
	2017	207	22.03 to 20.35	4,525	0.63 to 0.00	1.66	22.88 to 22.11
	2016	245	17.93 to 16.67	4,342	0.63 to 0.00	1.01	1.89 to 1.27
	2015	483	17.59 to 16.46	8,261	0.63 to 0.00	2.10	-5.79 to -6.38
	2014	475	18.67 to 17.58	8,640	0.63 to 0.00	4.60	1.54 to 0.91

Managed Volatility Balanced Portfolio Series NAV (*)	2018	2,632	19.58 to 17.98	50,544	0.63 to 0.00	2.26	-4.82 to -5.40
	2017	2,926	20.58 to 19.01	58,987	0.63 to 0.00	2.23	14.15 to 13.44
	2016	3,157	18.02 to 16.76	55,785	0.63 to 0.00	2.03	4.91 to 4.25
	2015	3,621	17.18 to 16.07	61,116	0.63 to 0.00	2.37	-2.20 to -2.81
	2014	3,979	17.57 to 16.54	68,770	0.63 to 0.00	2.78	4.25 to 3.60

Managed Volatility Conservative Portfolio Series NAV (*)	2018	205	18.13 to 16.64	3,653	0.63 to 0.00	2.80	-2.21 to -2.81
	2017	205	18.54 to 17.12	3,774	0.63 to 0.00	2.11	7.94 to 7.26
	2016	355	17.17 to 15.96	6,071	0.63 to 0.00	2.46	4.53 to 3.87
	2015	350	16.43 to 15.37	5,716	0.63 to 0.00	2.37	0.18 to -0.46
	2014	332	16.40 to 15.44	5,414	0.63 to 0.00	2.70	4.98 to 4.31

Managed Volatility Growth Portfolio Series NAV (*)	2018	1,356	19.72 to 18.12	26,568	0.63 to 0.00	2.16	-6.56 to -7.13
	2017	1,487	21.11 to 19.51	31,203	0.63 to 0.00	2.10	18.71 to 17.97
	2016	1,550	17.78 to 16.54	27,408	0.63 to 0.00	1.84	3.38 to 2.74
	2015	1,790	17.20 to 16.09	30,507	0.63 to 0.00	2.21	-4.55 to -5.14
	2014	1,985	18.02 to 16.97	35,486	0.63 to 0.00	2.16	2.28 to 1.64

Managed Volatility Moderate Portfolio Series NAV (*)	2018	280	19.40 to 17.81	5,383	0.63 to 0.00	2.42	-3.93 to -4.53
	2017	308	20.19 to 18.66	6,161	0.63 to 0.00	2.32	12.02 to 11.32
	2016	312	18.03 to 16.76	5,570	0.63 to 0.00	1.86	5.25 to 4.59
	2015	437	17.13 to 16.03	7,439	0.63 to 0.00	2.50	-0.86 to -1.49
	2014	464	17.27 to 16.27	7,970	0.63 to 0.00	3.38	4.99 to 4.34

Mid Cap Index Trust Series NAV (*)	2018	1,970	33.16 to 29.88	64,370	0.63 to 0.00	1.17	-11.45 to -12.00
	2017	2,011	37.45 to 33.96	74,283	0.63 to 0.00	0.57	15.86 to 15.14
	2016	1,718	32.32 to 29.49	54,798	0.63 to 0.00	1.56	20.17 to 19.42
	2015	1,093	26.89 to 24.69	28,888	0.63 to 0.00	1.01	-2.54 to -3.15
	2014	1,318	27.60 to 25.50	35,838	0.63 to 0.00	1.04	9.40 to 8.72

Mid Cap Stock Trust Series NAV (*)	2018	632	96.79 to 82.98	44,722	0.63 to 0.00	0.00	-1.54 to -2.15
	2017	626	98.30 to 84.80	45,323	0.63 to 0.00	0.00	28.66 to 27.86
	2016	552	76.41 to 66.32	33,017	0.63 to 0.00	0.00	0.58 to -0.05
	2015	635	75.96 to 66.35	37,882	0.63 to 0.00	0.00	3.04 to 2.40
	2014	671	73.72 to 64.80	38,857	0.63 to 0.00	0.14	8.11 to 7.44

Mid Value Trust Series NAV (*)	2018	785	47.62 to 41.85	36,799	0.63 to 0.00	0.83	-10.68 to -11.24
	2017	864	53.32 to 47.15	45,265	0.63 to 0.00	0.96	11.46 to 10.76
	2016	947	47.84 to 42.57	44,556	0.63 to 0.00	1.34	24.09 to 23.32
	2015	811	38.55 to 34.52	30,681	0.63 to 0.00	1.16	-3.41 to -4.01
	2014	912	39.91 to 35.96	35,735	0.63 to 0.00	0.77	10.70 to 10.01

43

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
Money-Market Trust Series NAV (*)	2018		7,737	$15.80 to $10.23	$90,393	0.63 % to 0.00%	1.58%	1.58 % to 0.97%
	2017		6,292	15.65 to 10.07	75,395	0.63 to 0.00	0.64	0.61 to 0.02
	2016		6,012	15.64 to 10.00	70,857	0.63 to 0.00	0.15	0.05 to -0.31

PIMCO All Asset	2018		1,062	17.29 to 15.87	18,283	0.63 to 0.00	2.82	-5.59 to -6.18
	2017		1,091	18.31 to 16.91	19,889	0.63 to 0.00	4.41	13.19 to 12.48
	2016		1,059	16.18 to 15.04	17,055	0.63 to 0.00	2.21	12.59 to 11.88
	2015		1,279	14.37 to 13.44	18,326	0.63 to 0.00	2.94	-9.31 to -9.88
	2014		1,392	15.84 to 14.91	21,949	0.63 to 0.00	4.73	0.23 to -0.40

Real Estate Securities Trust Series NAV (*)	2018		464	156.74 to 86.50	36,760	0.63 to 0.00	1.65	-3.43 to -4.03
	2017		624	162.30 to 90.13	49,796	0.63 to 0.00	0.56	6.26 to 5.60
	2016		814	152.74 to 85.35	59,264	0.63 to 0.00	3.32	6.96 to 6.29
	2015		950	142.80 to 80.30	64,215	0.63 to 0.00	1.93	2.80 to 2.16
	2014		1,097	138.91 to 78.60	72,327	0.63 to 0.00	1.71	31.75 to 30.93

Science & Technology Trust Series NAV (*)	2018		378	43.66 to 40.09	16,332	0.63 to 0.00	0.00	-0.57 to -1.18
	2017		180	43.91 to 40.57	7,754	0.63 to 0.00	0.08	41.21 to 40.33
	2016		224	31.10 to 28.91	6,826	0.63 to 0.00	0.00	8.41 to 7.74
	2015		211	28.68 to 26.83	5,967	0.63 to 0.00	0.00	6.78 to 6.11
	2014		210	26.86 to 25.29	5,566	0.63 to 0.00	0.00	12.95 to 12.25

Select Bond Trust Series NAV (*)	2018	(e)	901	11.94 to 11.40	10,733	0.63 to 0.00	2.74	-0.38 to -1.00
	2017		1,030	11.98 to 11.52	12,313	0.63 to 0.00	2.95	3.65 to 2.99
	2016		1,055	11.56 to 11.19	12,173	0.63 to 0.00	3.66	3.19 to 2.53
	2015		366	11.20 to 10.91	4,094	0.63 to 0.00	2.56	0.30 to -0.34
	2014		246	11.17 to 10.95	2,739	0.63 to 0.00	4.78	5.59 to 4.93

Short Term Government Income Trust Series NAV (*)	2018		3,548	10.95 to 10.37	38,679	0.63 to 0.00	2.00	0.89 to 0.24
	2017		3,951	10.86 to 10.34	42,717	0.63 to 0.00	1.43	0.62 to -0.02
	2016		4,235	10.79 to 10.35	45,549	0.63 to 0.00	1.68	0.63 to -0.01
	2015		4,123	10.72 to 10.35	44,088	0.63 to 0.00	1.36	0.69 to 0.06
	2014		7,048	10.65 to 10.34	74,942	0.63 to 0.00	1.95	1.19 to 0.55

Small Cap Index Trust Series NAV (*)	2018		1,154	30.42 to 19.26	26,007	0.63 to 0.00	1.01	-11.31 to -11.86
	2017		1,408	34.30 to 21.85	35,535	0.63 to 0.00	0.50	14.43 to 13.71
	2016		1,411	29.98 to 19.22	31,062	0.63 to 0.00	1.42	21.02 to 20.26
	2015		1,054	24.77 to 15.98	19,505	0.63 to 0.00	1.12	-4.59 to -5.18
	2014		1,481	25.96 to 16.85	27,920	0.63 to 0.00	0.95	4.71 to 4.06

Small Cap Opportunities Trust Series NAV (*)	2018		226	21.11 to 19.39	4,757	0.63 to 0.00	0.45	-13.81 to -14.34
	2017		206	24.50 to 22.64	5,026	0.63 to 0.00	0.45	11.18 to 10.49
	2016		190	22.03 to 20.49	4,177	0.63 to 0.00	0.52	19.51 to 18.76
	2015		169	18.44 to 17.25	3,097	0.63 to 0.00	0.16	-5.12 to -5.71
	2014		693	19.43 to 18.29	13,431	0.63 to 0.00	0.09	2.42 to 1.79

Small Cap Stock Trust Series NAV (*)	2018	(f)	1,142	36.72 to 31.87	39,879	0.63 to 0.00	0.00	-5.22 to -5.81
	2017		1,417	38.74 to 33.83	52,193	0.63 to 0.00	0.00	26.70 to 25.91
	2016		1,355	30.58 to 26.87	39,516	0.63 to 0.00	0.00	2.27 to 1.63
	2015		1,446	29.90 to 26.44	41,264	0.63 to 0.00	0.00	-8.78 to -9.35
	2014		1,324	32.78 to 29.17	41,245	0.63 to 0.00	0.00	7.60 to 6.93

Small Cap Value Trust Series NAV (*)	2018		1,182	76.12 to 42.57	61,337	0.63 to 0.00	0.72	-12.45 to -12.99
	2017		1,351	86.94 to 48.93	79,686	0.63 to 0.00	0.96	3.79 to 3.14
	2016		1,567	83.77 to 47.44	89,353	0.63 to 0.00	0.78	22.68 to 21.91
	2015		1,521	68.28 to 38.91	70,863	0.63 to 0.00	0.52	-1.31 to -1.93
	2014		1,733	69.19 to 39.68	81,309	0.63 to 0.00	0.70	7.25 to 6.58

Small Company Value Trust Series NAV (*)	2018		292	27.71 to 25.44	8,003	0.63 to 0.00	0.44	-12.93 to -13.47
	2017		223	31.83 to 29.41	7,021	0.63 to 0.00	0.23	11.58 to 10.89
	2016		256	28.53 to 26.52	7,231	0.63 to 0.00	0.79	32.33 to 31.50
	2015		303	21.56 to 20.17	6,468	0.63 to 0.00	1.33	-5.51 to -6.10
	2014		401	22.81 to 21.48	9,075	0.63 to 0.00	0.07	0.14 to -0.49

Strategic Income Opportunities Trust Series NAV (*)	2018		1,505	20.48 to 18.79	30,607	0.63 to 0.00	3.96	-5.00 to -5.58
	2017		1,510	21.56 to 19.90	32,381	0.63 to 0.00	3.42	5.66 to 5.00
	2016		1,257	20.40 to 18.95	25,507	0.63 to 0.00	2.02	5.19 to 4.53
	2015		2,071	19.39 to 18.13	40,027	0.63 to 0.00	3.84	1.27 to 0.65
	2014		437	19.15 to 18.01	8,201	0.63 to 0.00	4.14	5.13 to 4.48

Total Bond Market Series Trust NAV (*)	2018		1,451	25.02 to 21.99	35,386	0.63 to 0.00	2.73	-0.24 to -0.87
	2017		1,482	25.08 to 22.18	36,267	0.63 to 0.00	2.87	3.34 to 2.69
	2016		1,513	24.27 to 21.60	35,801	0.63 to 0.00	2.68	2.45 to 1.80
	2015		1,526	23.69 to 21.22	35,296	0.63 to 0.00	3.01	0.30 to -0.32
	2014		1,864	23.62 to 21.29	42,956	0.63 to 0.00	3.29	6.06 to 5.39

Total Stock Market Index Trust Series NAV (*)	2018		871	101.44 to 27.63	31,398	0.63 to 0.00	1.28	-5.66 to -6.24
	2017		857	107.52 to 29.47	32,873	0.63 to 0.00	1.42	20.65 to 19.90

44

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
Total Stock Market Index Trust Series NAV (*)	2016	864	$89.11 to $24.58	$27,739	0.63 % to 0.00%	1.49%	12.38 % to 11.68%
	2015	911	79.30 to 22.01	25,951	0.63 to 0.00	1.37	-0.53 to -1.15
	2014	955	79.72 to 22.27	27,027	0.63 to 0.00	1.23	11.46 to 10.77

Ultra Short Term Bond Trust Series NAV (*)	2018	998	10.36 to 9.80	10,303	0.63 to 0.00	1.98	1.53 to 0.84
	2017	703	10.20 to 9.72	7,166	0.63 to 0.00	1.68	0.62 to -0.07
	2016	453	10.14 to 9.73	4,589	0.63 to 0.00	1.60	0.67 to -0.02
	2015	443	10.07 to 9.73	4,463	0.63 to 0.00	1.14	0.01 to -0.66
	2014	715	10.07 to 9.79	7,199	0.63 to 0.00	2.02	0.03 to -0.65

Utilities Trust Series NAV (*)	2018	234	32.88 to 30.20	7,615	0.63 to 0.00	3.36	0.93 to 0.31
	2017	247	32.57 to 30.10	7,967	0.63 to 0.00	2.36	14.82 to 14.11
	2016	297	28.37 to 26.38	8,332	0.63 to 0.00	4.60	11.43 to 10.74
	2015	319	25.46 to 23.82	8,036	0.63 to 0.00	2.89	-14.79 to -15.32
	2014	393	29.88 to 28.13	11,639	0.63 to 0.00	3.21	12.72 to 12.02

45

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

(*)	Sub-account that invests in affiliated Trust.

(a)

As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, STA, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c)

These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d)

These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

(f)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

(g)	Sub-account available in prior year but no activity.

46

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

8.	Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable life contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9.	Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-accounts and are reflected as terminations.

The Company deducts from the assets of the Account a daily charge equivalent to annual rates between 0.00% and 0.63% of the average net value of the Account’s assets for the assumption of mortality and expense risks.

47

Prospectus dated April 29, 2019
for interests in
John Hancock Variable Life Account S
Interests are made available under
Majestic Variable Estate Protection
a flexible premium variable universal survivorship life insurance policy
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
The policy provides fixed account options with fixed rates of return declared by John Hancock USA and the following variable investment accounts:
500 Index
Active Bond
American Asset Allocation
American Global Growth
American Growth
American Growth-Income
American International
Blue Chip Growth
Capital Appreciation
Capital Appreciation Value
Core Bond
Emerging Markets Value
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Value
Global
Global Bond
Health Sciences
High Yield
International Equity Index
International Growth Stock
International Small Company
International Value
Investment Quality Bond
Lifestyle Balanced
Lifestyle Conservative
Lifestyle Growth
Lifestyle Moderate
Managed Volatility Aggressive
Managed Volatility Balanced
Managed Volatility Conservative
Managed Volatility Growth
Managed Volatility Moderate
Mid Cap Index
Mid Cap Stock
Mid Value
Money Market
PIMCO VIT All Asset
Real Estate Securities
Science & Technology
Select Bond
Short Term Government Income
Small Cap Index
Small Cap Opportunities
Small Cap Stock
Small Cap Value
Small Company Value
Strategic Income Opportunities
Total Bond Market
Total Stock Market Index
Ultra Short Term Bond
Utilities
M Capital Appreciation
M International Equity
M Large Cap Growth
M Large Cap Value
* * * * * * * * * * * *
Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may no longer receive paper copies of the shareholder reports for the Portfolios offered through your John Hancock life insurance policy unless you specifically request paper copies from John Hancock. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time reports are posted and be provided with a website link to access those reports. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action.
Alternatively, you may request to receive reports in paper, free of charge, at any time, by calling John Hancock at 800-827-4546. Your election to receive reports in paper will apply to all Portfolios offered within your life insurance policy.

GUIDE TO THIS PROSPECTUS
This prospectus is arranged in the following way:
•	The first section is called “Summary of Benefits and Risks.” It contains a summary of the benefits available under the policy and of the principal risks of purchasing the policy. You should read this section before reading any other section of this prospectus.
•	Behind the Summary of Benefits and Risks section is a section called “Fee Tables” that describes the fees and expenses you will pay when buying, owning and surrendering the policy.
•	Behind the Fee Tables section is a section called “Detailed Information.” This section gives more details about the policy. It may repeat certain information contained in the Summary of Benefits and Risks section in order to put the more detailed information in proper context.
•	Finally, on the back cover of this prospectus is information concerning the Statement of Additional Information (the “SAI”) and how the SAI, audited financial statements for John Hancock USA and the Separate Account, personalized illustrations and other information can be obtained.

Prior to making any investment decisions, you should carefully review this product prospectus and all applicable supplements. In addition, you should review the prospectuses for the underlying funds that we make available as investment options under the policies. The funds' prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the funds. In the case of any of the portfolios that are operated as “feeder funds,” the prospectus for the corresponding “master fund” is also provided. If you need to obtain additional copies of any of these documents, please contact your John Hancock USA representative or contact our Service Office at the address and telephone number on the back page of this product prospectus.
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3

SUMMARY OF BENEFITS AND RISKS
The nature of the policy
This is a so-called “survivorship” policy that provides coverage on two insured persons. The policy’s primary purpose is to provide lifetime protection against economic loss due to the death of the last surviving insured person. The policy is unsuitable as a short-term savings vehicle because of the substantial policy-level charges. We are obligated to pay all amounts promised under the policy. The value of the amount you have invested under the policy may increase or decrease daily based on the investment results of the variable investment options that you choose. The amount we pay to the policy’s beneficiary upon the death of the last surviving insured person (we call this the “death benefit”) may be similarly affected. That’s why the policy is referred to as a “variable” life insurance policy. We call the investments you make in the policy “premiums” or “premium payments.” The amount we require as your first premium depends upon the specifics of your policy and the insured person. Except as noted in the Detailed Information section of this prospectus, you can make any other premium payments you wish at any time. That’s why the policy is called a “flexible premium” policy.
If the life insurance protection described in this prospectus is provided under a master group policy, the term “policy” as used in this prospectus refers to the certificate we issue and not to the master group policy.
Summary of policy benefits
Death benefit
When the last surviving insured person dies, we will pay the death benefit minus any outstanding loans. There are two ways of calculating the death benefit (Option A and Option B). You choose which one you want in the application. The two death benefit options are:
•	Option A - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit, if elected (as described below), or (2) the minimum insurance amount (as described under “The minimum insurance amount” provision in the Detailed Information section of this prospectus).
•	Option B - The death benefit will equal the greater of (1) the Total Sum Insured plus your policy’s account value on the date of death of the last surviving insured person, or (2) the minimum insurance amount.
Surrender of the policy
You may surrender the policy in full at any time. If you do, we will pay you the account value of the policy less any outstanding policy debt plus, if surrender occurs in the second policy year, a refund of a certain portion of sales charges equal to 5% of premiums paid in the second policy year up to the Target Premium. This is called your “surrender value.” You must return your policy when you request a surrender.
If you have not taken a loan on your policy, the “account value” of your policy will, on any given date, be equal to:
•	the amount you invested,
•	plus or minus the investment experience of the investment options you’ve chosen,
•	minus all charges we deduct, and
•	minus all withdrawals you have made.
If you take a loan on your policy, your account value will be computed somewhat differently. This is discussed under “Policy loans.”
Partial withdrawals
You may make a partial withdrawal of your surrender value at any time. Each withdrawal must be at least $1,000. There is a charge for each partial withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20. Your account value is automatically reduced by the amount of the withdrawal and the charge. We reserve the right to refuse a withdrawal if it would reduce the surrender value or the Total Sum Insured below certain minimum amounts.
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Policy loans
You may borrow from your policy at any time by completing the appropriate form. The minimum amount of each loan is $1,000. The maximum amount you can borrow is 90% of your surrender value as described in your policy. Interest is charged on each loan. You can pay the interest or allow it to become part of the outstanding loan balance. You can repay all or part of a loan at any time. If there is an outstanding loan when the insured person dies, it will be deducted from the death benefit. Policy loans permanently affect the calculation of your account value, and may also result in adverse tax consequences.
Optional benefit riders
When you apply for the policy, you can request any of the optional benefit riders that we make available. There are a number of such riders. Charges for most riders will be deducted monthly from the policy’s account value.
Investment options
The policy offers a number of investment options, as listed on page 1 of this prospectus. These investment options are subaccounts of John Hancock Variable Life Account S (the “Account” or “Separate Account”), a separate account operated by us under Michigan law. They cover a broad spectrum of investment styles and strategies. Although the funds of the series funds that underlie those investment options operate like publicly traded mutual funds, there are important differences between your investment options and publicly-traded mutual funds. You can transfer money from one investment option to another without tax liability. Moreover, any dividends and capital gains distributed by each underlying fund are automatically reinvested and reflected in the fund’s value and create no taxable event for you. If and when policy earnings are distributed (generally as a result of a surrender or partial withdrawal), they will be treated as ordinary income instead of as capital gains. Also, you must keep in mind that you are purchasing an insurance policy and you will be assessed charges at the policy level as well as at the fund level. Such policy level charges are significant and will reduce the investment performance of your investment options.
Summary of policy risks
Lapse risk
If the account value of your policy is insufficient to pay the charges when due, your policy (or part of it) can terminate (i.e. “lapse”). This can happen because you haven't paid enough premiums or because the investment performance of the investment options you've chosen has been poor or because of a combination of both factors. You’ll be given a “grace period” within which to make additional premium payments to keep the policy in effect. If lapse occurs, you’ll be given the opportunity to reinstate the policy by making the required premium payments and satisfying certain other conditions.
Since withdrawals reduce your account value, withdrawals increase the risk of lapse. Loans also increase the risk of lapse.
Investment risk
As mentioned above, the investment performance of any variable investment option may be good or bad. Your account value will rise or fall based on the investment performance of the variable investment options you’ve chosen. Some variable investment options are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the series funds.
Transfer risk
There is a risk that you will not be able to transfer your account value from one investment option to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of any fixed account option are more restrictive than those that apply to transfers out of variable investment accounts.
Market timing and disruptive trading risks
The policy is not designed for professional market timers or highly active traders, including persons or entities that engage in programmed, large or frequent transfers among the investment accounts or between the investment accounts and any available fixed account. The policy is also not designed to accommodate trading that results in transfers that are large in relation to the total assets of the underlying portfolio.
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Variable investment accounts in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment accounts on a daily basis and allow transfers among investment accounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of investment accounts or to make large transfers in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in an investment account can be harmed by large or frequent transfer activity. For example, such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies. This could include causing the portfolio to maintain higher levels of cash than would otherwise be the case, or liquidating investments prematurely. Accordingly, frequent or large transfers may result in dilution with respect to interests held for long-term investment and adversely affect policy owners, beneficiaries and the underlying portfolios.
To discourage market timing and disruptive trading activity, we impose restrictions on transfers (see “Transfers of existing policy value”) and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges (see “How you communicate with us”). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period,
(ii) restricting the dollar amount of transfers,
(iii) restricting transfers into and out of certain investment accounts,
(iv) restricting the method used to submit transfers, and
(v) deferring a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.
We may also impose additional administrative conditions upon, or prohibit a transfer request made by a third party giving instructions on behalf of multiple policies, whether owned by the same owner or different owners. If you engage a third party for asset allocation services, then you may be subject to these transfer restrictions because of the actions of that party in providing those services. We will notify the third party you have engaged if we exercise this right.
While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long-term investors.
Tax risks
Life insurance death benefits are ordinarily not subject to income tax. Other Federal and state taxes may apply as further discussed below. In general, you will be taxed on the amount of lifetime distributions that exceed the premiums paid under the policy. Any taxable distribution will be treated as ordinary income (rather than as capital gains) for tax purposes.
In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the “Code”), your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called “7-pay limit” that limits the amount of premium that can be paid in relation to the policy’s death benefit. If the limit is violated, the policy will be treated as a “modified endowment contract,” which can have adverse tax consequences. There are also certain Treasury Department rules referred to as the “investor control rules” that determine whether you would be treated as the “owner” of the assets underlying your policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called “inside build-up” that is a major benefit of life insurance.
There is also a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made, surrender or lapse of the policy with a loan outstanding would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For
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these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy.
7

FEE TABLES
This section contains the tables that describe all of the fees and expenses that you will pay when buying, owning and surrendering the policy. In the first three tables, certain entries show the minimum charge, the maximum charge and the charge for a representative insured person. Other entries show only the maximum charge we can assess and are labeled as such. The remaining entries are always calculated in the same way, so we cannot assess a charge that is greater than the charge shown in the table. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown.
The first table below describes the fees and expenses that you will pay at the time that you pay a premium or withdraw account value.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum sales charge	Upon payment of premium	30% of Target Premiums paid in policy year 1
15% of Target Premiums paid in policy years 2-5
10% of Target Premiums paid in policy years 6-10
4% of Target Premiums paid in policy years 11-20
3% of Target Premiums paid in policy years 21 and thereafter
3.5% of any premiums paid in excess of Target Premiums in Policy years 1-10
3% of any premiums paid in excess of Target Premiums in policy year 11 and thereafter(1)
Premium tax charge	Upon payment of premium	2.35% of each premium paid
DAC tax charge	Upon payment of premium	1.25% of each premium paid
Premium processing charge	Upon payment of premium	1.25% of each premium paid(2)
Maximum partial withdrawal charge	Upon making a partial withdrawal	Lesser of $20 or 2% of withdrawal amount

(1)  The current charges differ from those shown above as follows: 3% of Target Premiums paid in policy year 11-20, 0% of Target Premiums paid in policy years 21 and thereafter, and 0% of any premiums paid in excess of Target Premiums in policy years 21 and thereafter. If the younger insured is 71 or older when the policy is issued, there will be no sales charges after policy year 11. The “Target Premium” for each policy year is determined at the time the policy is issued and appears in the “Policy Specifications” section of the policy. In general, the greater the proportion of Additional Sum Insured at issue, the lower the Target Premium.
(2)  For policies with a Total Sum Insured of $5 million or more, this charge will be reduced to as low as .50%.
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The next two tables describe the fees and expenses that you will pay periodically during the time you own the policy. These tables do not include fees and expenses paid at the fund level. Except for the M&E charge, the policy loan interest rate and the Optional Enhanced Cash Value Rider, all of the charges shown in the tables are deducted from your account value. The second table is devoted only to optional rider benefits.
Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Rate	Current Rate
Insurance charge(1)
Minimum charge	Monthly	$0.0001 per $1,000 of AAR	$0.0001 per $1,000 of AAR
Maximum charge	Monthly	$83.20 per $1,000 of AAR	$83.20 per $1,000 of AAR
Charge for representative insured persons	Monthly	$0.003 per $1,000 of AAR	$0.003 per $1,000 of AAR
Issue charge	Monthly	$55.55 only during policy years 1-5 plus 2¢ per $1,000 of Total Sum Insured at issue only during policy years 1-3(2)	$55.55 only during policy years 1-5 plus 2¢ per $1,000 of Total Sum Insured at issue only during policy years 1-3(2)
Administrative charge	Monthly	$10 in all policy years plus 3¢ per $1,000 of Total Sum Insured at issue in all policy years	$7.50 in all policy years plus 1¢ per $1,000 of Total Sum Insured at issue in policy years 1-10(3)
Guaranteed minimum death benefit charge(4)	Monthly, starting in policy year 11	3¢ per $1,000 of Basic Sum Insured at issue	1¢ per $1,000 of Basic Sum Insured at issue
M&E charge(5)	Daily from separate account assets	.002% of assets	.001% of assets
Maximum policy loan interest rate(6)	Accrues daily Payable annually	5.0%	5.0%

(1)  The insurance charge is determined by multiplying the amount of insurance for which we are at risk (the amount at risk or “AAR”) by the applicable cost of insurance rate. The rates vary widely depending upon the length of time the policy has been in effect, the insurance risk characteristics of the insured persons and the gender of the insured persons. The “minimum” rate shown in the table is the rate in the first policy year for a policy issued to cover two 26 year old female standard non-tobacco underwriting risks. The “maximum” rate shown in the table is the rate in the first policy year for a policy issued to cover two 99 year old male substandard tobacco underwriting risks. This includes the so-called “extra mortality charge.” The “representative insured persons” referred to in the table are a 55 year old male standard non-tobacco underwriting risk and a 50 year old female standard non-tobacco underwriting risk. The charges shown in the table may not be particularly relevant to your current situation. For more information about cost of insurance rates, talk to your John Hancock USA representative.
(2)  The second part of this charge is guaranteed not to exceed $200.
(3)  For policies with a Total Sum Insured of $5 million or more, the first part of this charge is currently $0.
(4)  This charge only applies if the guaranteed minimum death benefit feature is elected to extend beyond the tenth policy year.
(5)  This charge only applies to separate account assets (i.e., those assets invested in the variable investment options). The charge does not apply to the fixed investment option. The effective annual rate equivalents of the actual unrounded daily rates charged are .60% on a guaranteed basis and .35% on a current basis.
(6)  5.0% is the maximum effective annual interest rate we can charge and applies only during policy years 1-20. The effective annual interest rate is 4.50% for policy year 21 and thereafter. The amount of any loan is transferred from the investment options to a special loan account which earns interest at an effective annual rate of 4.0%. Therefore, the true cost of a loan is the difference between the loan interest we charge and the interest we credit to the special loan account.
Rider Charges
Charge	When Charge is Deducted	Amount Deducted
Enhanced Cash Value Rider	Upon payment of premium	2% of premiums paid in the first policy year up to the Target Premium
Policy Split Option Rider	Monthly	3¢ per $1,000 of current Total Sum Insured
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The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment account offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses[1]	0.42%	1.87%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.25% and 1.75%, respectively.
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DETAILED INFORMATION
This section of the prospectus provides additional detailed information that is not contained in the Summary of Benefits and Risks section.
Table of Variable Investment Accounts and Investment Subadvisers
When you select a Separate Account variable investment account, we invest your money in shares of a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) or M Fund, Inc. (the “M Fund”)), and hold the shares in a subaccount of the Separate Account. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account variable investment options you select. For more information, please refer to the prospectus for the underlying portfolio.
The JHVIT, the PIMCO Trust, and the M Fund are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
Each of the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, and American International portfolios invests in Series 1 shares of the corresponding investment portfolio of the Trust. The American Asset Allocation, American Global Growth, American Growth, American Growth-Income, and American International portfolios (“American Portfolios”) operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the American Portfolios of the Trust for the marketing support services it provides.
The M Capital Appreciation, M International Equity, M Large Cap Growth and M Large Cap Value portfolios are series of the M Fund, an open-end management investment company registered under the 1940 Act. The assets of these subaccounts are invested in the corresponding portfolios of the M Fund. M Financial Investment Advisers, Inc. (“M Financial”) is the investment adviser for all portfolios of the M Fund. The entities shown in the table below as “Portfolio Managers” of the M Fund portfolios are sub-investment advisers selected by M Financial and are the entities that manage the portfolio’s assets.
The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. Compensation payments may be made by a portfolio’s investment adviser or its affiliates. The compensation payments are based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the prospectus for the underlying portfolio.
The following table provides a general description of the portfolios that underlie the variable investment accounts we make available under the policy. You bear the investment risk of any portfolio you choose as a variable investment account for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment account.
The variable investment accounts in the Separate Account are not publicly traded mutual funds. The variable investment accounts are only available to you as variable investment accounts in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the variable investment accounts also may be available through participation in certain qualified pension or retirement plans. The
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portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any variable investment account described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the variable investment accounts of our Separate Account.
The portfolios available under the policies, the investment subadvisers (engaged by JHIMS, M Financial or PIMCO) and the investment objective for each portfolio are described in the table below. For additional information regarding these portfolios’ investment objectives and strategies, policies and restrictions of and the risks relating to investment in the portfolios, please refer to the prospectus for the underlying portfolio.
Portfolio	Subadviser	Investment Objective
500 Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
American Asset Allocation	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term.
American Global Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital.
American Growth–Income	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital and income.
American International	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective.
Capital Appreciation	Jennison Associates LLC	To seek to provide long-term growth of capital.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Core Bond	Wells Capital Management, Incorporated	To seek to provide total return consisting of income and capital appreciation.
Emerging Markets Value	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
Equity Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital.
Financial Industries	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide growth of capital.
Fundamental All Cap Core	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental Large Cap Value	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term capital appreciation.
Global	Templeton Global Advisors Limited	To seek to provide long-term capital appreciation.
Global Bond	Pacific Investment Management Company LLC	To seek to provide maximum total return, consistent with preservation of capital and prudent investment management.
Health Sciences	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
High Yield	Western Asset Management Company	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
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Portfolio	Subadviser	Investment Objective
International Equity Index	SSGA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock	Invesco Advisers, Inc.	To seek to provide long-term growth of capital.
International Small Company	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
International Value	Templeton Investment Counsel, LLC	To seek to provide long-term growth of capital.
Investment Quality Bond	Wellington Management Company LLP	To seek to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income with some consideration given to growth of capital.
Lifestyle Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Lifestyle Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Managed Volatility Aggressive	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
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Portfolio	Subadviser	Investment Objective
Managed Volatility Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index.
Mid Cap Stock	Wellington Management Company LLP	To seek to provide long-term growth of capital.
Mid Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available)	Pacific Investment Management Company LLC	To seek to provide maximum real return, consistent with preservation of real capital and prudent investment management.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to provide a combination of long-term capital appreciation and current income.
Science & Technology	Allianz Global Investors U.S. LLC; and T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is incidental to the portfolio’s objective.
Select Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index.
Small Cap Opportunities	Dimensional Fund Advisors LP; and GW&K Investment Management, LLC	To seek to provide long-term capital appreciation.
Small Cap Stock	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Cap Value	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Company Value	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income.
Total Bond Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.*
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index.
Ultra Short Term Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Utilities	Massachusetts Financial Services Company	To seek to provide capital growth and current income (income above that available from the portfolio invested entirely in equity securities).
M Capital Appreciation (a series of M Fund, Inc.)	Frontier Capital Management Company, LLC	To seek to provide maximum capital appreciation.
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Portfolio	Subadviser	Investment Objective
M International Equity (a series of M Fund, Inc.)	Northern Cross, LLC	To seek to provide long-term capital appreciation.
M Large Cap Growth (a series of M Fund, Inc.)	DSM Capital Partners LLC	To seek to provide long-term capital appreciation.
M Large Cap Value (a series of M Fund, Inc.)	AJO, LP	To seek to provide long-term capital appreciation.

*  The Barclays U.S. Aggregate Bond Index represents the U.S. investment grade bond market.
If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by the 1940 Act).
Valuation
We will purchase and redeem series fund shares for the Separate Account at their net asset value without any sales or redemption charges. Shares of a series fund represent an interest in one of the funds of the series fund which corresponds to a subaccount of the Separate Account. Any dividend or capital gains distributions received by the Separate Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.
On each business day, shares of each series fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each series fund's net asset value per share determined for that same date. A “business day” is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern time).
Voting interest
We will vote shares of the portfolios held in the Separate Account at the shareholder meetings according to voting instructions timely received from persons having the voting interest under the policies. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the policy together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold in the Separate Account for policy owners in proportion to the instructions timely received by us from policy owners from all our Separate Accounts that are registered with the SEC under the 1940 Act. We will vote all portfolio shares that we otherwise are entitled to vote (including our own shares) on any matter in proportion to the instructions timely received by us and any affiliated insurance companies with respect to the matter from policy owners in Separate Accounts of these insurance companies that are registered with the SEC under the 1940 Act. The effect of this proportional voting is that a small number of policy owners can determine the outcome of a vote.
We determine the number of a series fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's variable investment account value held in the subaccount by the net asset value of one share in the series fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for a series fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a series fund, ratification of the selection of independent auditors, approval of series fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions. However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.
The voting privileges described above reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by John Hancock USA to be associated with the class of policies to which your policy belongs from the Separate Account to another separate account or subaccount, (2) to deregister the Separate Account under the 1940 Act, (3) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (4) to take any action necessary to comply with or
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obtain any exemptions from the 1940 Act. Any such change will be made only if, in our judgment, the change would best serve the interests of owners of policies in your policy class or would be appropriate in carrying out the purposes of such policies. We would notify owners of any of the foregoing changes and to the extent legally required, obtain approval of affected owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.
Description of John Hancock USA
Effective December 31, 2009, we entered into a merger agreement with John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”) and assumed legal ownership of all of the assets of JHLICO and JHVLICO, including those assets related to John Hancock Variable Life Account S, the separate account that currently funds your policy. Effective at the time of the merger, we became the depositor of John Hancock Variable Life Account S (the “Separate Account”).
Except for the succession of John Hancock USA as the depositor for the Separate Account and its assumption of the obligations arising under the policies, the merger did not affect the Separate Account or any provisions of, any rights and obligations under, or any of your allocations among investment options under, the policies. We will continue to administer and service inforce policies of JHLICO and JHVLICO in all jurisdictions where issued and will assume the direct responsibility for the payment of all claims and benefits and other obligations under these policies.
We are a stock life insurance company and are currently licensed in the District of Columbia and all states of the United States, except New York. We were incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan on December 30, 1992. Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of John Hancock USA and its subsidiaries. However, neither John Hancock USA nor any of its affiliated companies guarantees the investment performance of the Separate Account.
We are ranked and rated by independent financial rating services, which may include Moody's, Standard & Poor's, Fitch and A.M. Best. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the company, but they do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.
Description of Separate Account S
The variable investment options shown on page 1 are in fact subaccounts of the Separate Account and initially established by JHVLICO under Massachusetts law. On December 31, 2009, as a result of the merger of JHLICO and JHVLICO into John Hancock USA, we became the owner of all the assets of the Separate Account and currently operate the Separate Account under Michigan law (see “Description of John Hancock USA”).
The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management of the Separate Account or of us.
The Separate Account’s assets are our property. Each policy provides that amounts we hold in the Separate Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can’t be used to pay any indebtedness of John Hancock USA other than those arising out of policies that use the Separate Account. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of John Hancock USA’s other assets. John Hancock USA is obligated to pay all amounts promised to policy holders under the policy.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
The fixed investment options
Our obligations under any fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject
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to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to any fixed investment option will accrue interest daily at an effective annual rate that we determine without regard to the actual investment experience of the general account. We currently offer two fixed investment options—the standard fixed investment option and the enhanced yield fixed investment option. The effective annual rate we declare for either of these fixed investment options will never be less than 4%.
Because of exemptive and exclusionary provisions, interests in our fixed investment options have not been registered under the Securities Act of 1933 (the “1933 Act”) and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to any fixed investment option. Disclosure regarding the fixed investment options are, however, subject to certain generally applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Premiums
Planned premiums
The Policy Specifications page of your policy will show the “Planned Premium” for the policy. You choose this amount in the policy application. You will also choose how often to pay premiums—annually, semi-annually, quarterly or monthly. The dates on which the Planned Premiums are “due” are referred to as “modal processing dates.” The premium reminder notice we send you is based on the amount and period you choose. However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see “Lapse and reinstatement”).
Minimum premium payments
Each premium payment must be at least $100.
Maximum premium payments
Federal tax law limits the amount of premium payments you can make relative to the amount of your policy’s insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy (see “Tax considerations”). Also, we may refuse to accept any amount of an additional premium if:
•	that amount of premium would increase our insurance risk exposure, and
•	the insured persons don't provide us with adequate evidence that they continue to meet our requirements for issuing insurance.
In no event, however, will we refuse to accept any premium necessary to prevent the policy from terminatingor to keep the guaranteed death benefit feature in effect.
Ways to pay premiums
If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to “John Hancock Life.” We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to our Service Office at the appropriate address shown on the back cover of this prospectus.
We will also accept premiums:
•	by wire or by exchange from another insurance company,
•	via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or
•	if we agree to it, through a salary deduction plan with your employer.
You can obtain information on these other methods of premium payment by contacting your John Hancock USA representative or by contacting our Service Office.
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Processing premium payments
We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:
(1) We will process a payment received prior to a policy’s date of issue as if received on the business day immediately preceding the date of issue.
(2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.
(3) We will process the portion of any premium payment for which we require evidence of the insured person’s continued insurability only after we have received such evidence and found it satisfactory to us.
(4) If we receive any premium payment that we think will cause a policy to become a modified endowment contract or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:
•	The tax problem resolves itself prior to the date the refund is to be made; or
•	The tax problem relates to modified endowment contract status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.
In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.
(5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.
Lapse and reinstatement
Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., “lapse”) for failure to pay charges due under the policy. If the guaranteed minimum death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed minimum death benefit feature is not in effect, the entire policy can lapse. In either case, if the policy’s surrender value is not sufficient to pay the charges on a monthly deduction date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day “grace period” to make that payment. If you don’t pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., “reinstate”) it within 1 year from the beginning of the grace period. You will have to provide evidence that the surviving insured persons still meet our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed minimum death benefit feature is not in effect and the last surviving insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan.
Generally, the suicide exclusion and incontestability provision will apply from the effective date of the reinstatement. Your policy will indicate if this is not the case. A surrendered policy cannot be reinstated.
Guaranteed minimum death benefit feature
This feature is available only if the insured persons meet certain underwriting requirements and only if you’ve elected death benefit Option A (see “The death benefit” below). The feature guarantees that your Basic Sum Insured will not lapseduring the first 10 policy years, regardless of adverse investment performance, if both of the following are true:
•	any Additional Sum Insured under the policy is not scheduled to exceed the Basic Sum Insured at any time (see “The death benefit” below), and
•	on each monthly deduction date during that 10 year period the amount of cumulative premiums you have paid accumulated at 4% (less all withdrawals from the policy accumulated at 4%) equals or exceeds the sum of all Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4%.
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The Guaranteed Minimum Death Benefit Premium (or “GMDB Premium”) is defined in the policy and one-twelfth of it is “due” on each monthly deduction date. The term monthly deduction date is defined under “Procedures for issuance for a policy.” On the application for the policy, you may elect for this feature to extend beyond the tenth policy year. If you so elect, we will impose a special charge for this feature after the tenth policy year. You may revoke the election at any time.
No GMDB Premium will ever be greater than the so-called “guideline premium” for the policy as defined in section 7702 of the Code. Also, the GMDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see “The death benefit” below). The GMDB Premium varies from policy to policy based upon a number of factors, including each insured person’s issue age, insurance risk characteristics and (generally) gender.
If the guaranteed minimum death benefit test is not satisfied on any monthly deduction date, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have 61 days after default to make that payment. If you don’t pay at least the required amount by the end of that period, the feature will lapse. The feature may be reinstated in accordance with the terms of the policy within 5 years after the monthly deduction date on which default occurred. If it is reinstated more than 1 year after such monthly deduction date, we will require evidence that the surviving insured persons still meet our requirements for issuing coverage. We may refuse to reinstate the feature more than once during the life of the policy.
The guaranteed minimum death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see “The death benefit” below).
If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.
The death benefit
In your application for the policy, you will tell us how much life insurance coverage you want on the lives of the insured persons. This is called the “Total Sum Insured.” Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. The only limitation on how much Additional Sum Insured you can have is that it generally cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under “Basic Sum Insured vs. Additional Sum Insured” below.
When the last surviving insured person dies, we will pay the death benefit minus any outstanding loans, accrued interest and unpaid fees and charges. There are two ways of calculating the death benefit. You must choose which one you want in the application. The two death benefit options are:
•	Option A - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit, if elected (as described below), or (2) the minimum insurance amount (as described below).
•	Option B - The death benefit will equal the greater of (1) the Total Sum Insured plus your policy’s account value on the date of death of the last surviving insured person, or (2) the minimum insurance amount.
For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A than under Option B for the same premium payments.
Optional extra death benefit feature
If you elect the Option A death benefit, you may also elect this optional extra death benefit feature. The optional extra death benefit is determined on each annual processing date as follows:
•	First, we multiply your account value by a factor specified in the policy. The factor is based on the age of the younger insured person.
•	We will then subtract your Total Sum Insured.
Any excess is the optional extra death benefit for the remainder of that policy year. This feature may result in the Option A death benefit being higher than the minimum insurance amount. Although there is no special charge for this feature, your monthly insurance charge will be based on that higher death benefit amount. Election of this feature must be made in the
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application for the policy. You may revoke your election at any time, but there may be adverse tax consequences if you do. An “annual processing date” is the first business day of a policy year.
Limitations on payment of death benefit
If either insured person commits suicide within certain time periods (generally within two years from the Issue Date of the policy), the amount payable will be equal to the premiums paid, less the amount of any policy debt on the date of death, and less any withdrawals, unless otherwise provided by your policy.
Also, if an application misstated the age or sex of either of the insured persons, we will adjust, if necessary, the Base Face Amount, any Supplemental Face Amount, and every other benefit to that which would have been purchased at the correct age or sex by the most recent cost of insurance charges or as otherwise provided by your policy.
Basic Sum Insured vs. Additional Sum Insured
As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.
For the same amount of premiums paid, the charges deducted from premiums and from the account value and the amount of compensation paid to the selling insurance agent will generally be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed minimum death benefit feature. Therefore, if the policy’s surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed minimum death benefit feature.
Generally, you will incur lower charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed minimum death benefit feature, the proportion of the policy’s Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance. As stated earlier in this prospectus, the guaranteed minimum death benefit feature does not apply if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. If such was the case, you would presumably wish to maximize the proportion of the Additional Sum Insured.
If you want to purchase Additional Sum Insured, you may select from among several forms of it: a level amount of coverage; an amount of coverage that increases on each policy anniversary up to a prescribed limit; an amount of coverage that increases on each policy anniversary to the amount of premiums paid during prior policy years plus the Planned Premium for the current policy year, subject to certain limits; or a combination of those forms of coverage.
Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see “Tax considerations”).
The minimum insurance amount
In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. For policies of this type, we will apply the “cash value accumulation test” as described in Federal tax law. Under the cash value accumulation test, we compute the minimum insurance amount on each monthly deduction date by multiplying the account value on that date by the death benefit factor applicable on that date. The death benefit factors are derived by applying the cash value accumulation test. The death benefit factor decreases for each year the policy remains in effect. A table showing the factor for each policy year will appear in the policy.
Requesting an increase in coverage
The Basic Sum Insured generally cannot be increased after policy issue. After the first policy year, we may approve an increase in the Additional Sum Insured. However, you will have to provide us with evidence that the surviving insured persons still meet our requirements for issuing insurance coverage. As to when an approved increase would take effect, see “Effective date of certain policy transactions” below.
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Requesting a decrease in coverage
The Basic Sum Insured generally cannot be decreased after policy issue. After the first policy year, we may approve a reduction in the Additional Sum Insured, but only if:
•	the remaining Total Sum Insured will be at least $1,000,000, and
•	the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy’s life insurance status.
We may refuse any decrease in the Additional Sum Insured if it would cause the death benefit to reflect an increase pursuant to the optional extra death benefit feature. As to when an approved decrease would take effect, see “Effective date of certain policy transactions” below.
Change of death benefit option
Changes of death benefit option are not permitted under our current administrative rules. We expect to be able to allow a change from Option B to Option A in the near future, but that is not guaranteed.
Effective date of certain policy transactions
The following transactions take effect on the policy anniversary on or next following the date we approve the request.
•	Total Sum Insured decreases
•	Additional Sum Insured increases
•	Change of death benefit option from Option B to Option A, when and if permitted by our administrative rules (see “Change of death benefit option” above)
Tax consequences of coverage changes
Please read “Tax considerations” to learn about possible tax consequences of changing your insurance coverage under the policy.
Your beneficiary
You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the death of the last surviving insured person. Until the death of the last surviving insured person, you can change your beneficiary by written request. Such a change requires the consent of any named irrevocable beneficiary. A new beneficiary designation will not affect any payments we make before we receive it. If no beneficiary is living when the last surviving insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.. You may change the beneficiary during that insured person’s lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the last surviving insured person dies, we will pay the insurance proceeds to the owner or the owner’s estate.
Ways in which we pay out policy proceeds
You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary's name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Please contact our Service Office for more information. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including those listed below.
•	Option 1 - Proceeds left with us to accumulate with interest
•	Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out
•	Option 2B - Equal monthly payments for a specified period of time
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•	Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years
•	Option 4 - Equal monthly payments for life with no refund
•	Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven’t been paid out
You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3.50%. If no alternative payment option has been chosen, proceeds may be paid as a single sum.
Changing a payment option
You can change the payment option at any time before the proceeds are payable. If you haven’t made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.
Tax impact of payment option chosen
There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.
The account value
From each premium payment you make, we deduct the charges described under “Deductions from premium payments.” We invest the rest in the investment options you’ve elected. Special investment rules apply to premiums processed prior to the Allocation Date (see “Premiums - - Processing premium payments”).
Over time, the amount you’ve invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of a series fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under “Description of charges at the policy level.” We calculate the unit values for each investment account once every business day as of the close of trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. Sales and redemptions within any investment account will be transacted using the unit value next calculated after we receive your request either in writing or other form that we specify. If we receive your request before the close of our business day, we'll use the unit value calculated as of the end of that business day. If we receive your request at or after the close of our business day, we'll use the unit value calculated as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.
The amount you’ve invested in any fixed investment option will earn interest at the rates we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is for any fixed investment option, just call or write to us. Amounts you invest in any fixed investment option will not be subject to the mortality and expense risk charge. Otherwise, the policy level charges applicable to the fixed investment options are the same as those applicable to the variable investment options.
Commencement of investment performance
Any premium payment processed prior to the twentieth day after the policy’s date of issue will automatically be allocated to the Money Market B investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market B investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.
All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.
Allocation of future premium payments
At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.
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Transfers of existing account value
You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.
The policies are not designed for professional market timing organizations or other persons or entities that use programmed, large or frequent transfers among investment options, as described in the “Market timing and disruptive trading risks” section of this prospectus. As a consequence, we have reserved the right to impose limits on the number and frequency of transfers into and out of variable investment options. Under our current rules, we impose the following restrictions on transfers into and out of variable investment options. Transfers out of a fixed investment option are subject to additional limitations noted below.
Our current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraphs). For purposes of this restriction, and in applying the limitation on the number of free transfers, any transfers made during the period from the opening of a business day (usually 9:00 a.m. Eastern time) to the close of that business day (usually 4:00 p.m. Eastern time) are considered one transfer. You may, however, transfer to the Money Market investment option even if the two transfer per month limit has been reached, but only if 100% of the account value in all variable investment options is transferred to the Money Market investment option. If such a transfer to the Money Market investment option is made then, for the 30 calendar day period after such transfers, no transfers from the Money Market investment option to any other investment options (variable or fixed) may be made. If your policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Policies such as yours may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any account values are transferred from one variable investment option into a second variable investment option, the values can only be transferred out of the second investment option if they are transferred into the Money Market investment option; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market investment option may not be transferred out of the Money Market investment option into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Subject to our approval, we may offer policies purchased by a corporation or other entity that has purchased policies to match its liabilities under an employee benefit plan, as described above, the ability to electronically rebalance the investment options in its policies. Under these circumstances, in lieu of imposing any specific limit upon the number or timing of transfers, we will monitor aggregate trades among the sub-accounts for frequency, pattern and size for potentially harmful investment practices. If we detect trading activity that we believe may be harmful to the overall operation of any investment account or underlying portfolio, we may impose conditions on policies employing electronic rebalancing to submit trades, including setting limits upon the number and timing of transfers, and revoking privileges to make trades by any means other than written communication submitted via U.S. mail.
While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors. The restrictions described in these paragraphs will be applied uniformly to all policy owners subject to the restrictions.
Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to the Trust or to other investment companies in which the Separate Account invests, at their request. An investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.
If we change any of the above rules relating to transfers, we will notify you of the change. Transfers under the dollar cost averaging program will not be counted toward any limit or restriction on transfers into and out of variable investment options.
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Transfers out of the fixed investment options are currently subject to the following restrictions:
•	You can only make one transfer out of either fixed investment option in each policy year.
•	Any transfer request received within 6 months of the last transfer out of a fixed investment option will not be processed until such 6 month period has expired.
•	The most you can transfer at any one time out of the standard fixed investment option is the greater of (i) $500 (ii) 20% of your assets in the standard fixed investment option or (iii) the amount you transferred out of the standard fixed investment option during the previous policy year.
•	The most you can transfer at any one time out of the enhanced yield fixed investment option is the greater of (i) $500 (ii) 10% of your assets in the enhanced yield fixed investment option or (iii) the amount you transferred out of the enhanced yield fixed investment option during the previous policy year.
We reserve the right to impose a minimum amount limit on transfers out of either fixed investment option.
If there is a default as described in the “Lapse and reinstatement” provision and a “grace period” is triggered, you will be prohibited from making any transfers among investment options while the grace period remains in effect.
Dollar cost averaging
This is a program of automatic monthly transfers out of the Money Market investment option into one or more of the other variable investment options. You choose the investment options and the dollar amount and timing of the transfers. Any transfer made under this program will not count toward the annual transfer limit described under “Transfers of existing account value.” The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. Obviously, the success of this strategy depends on market trends and is not guaranteed. No fee is charged for this program.
Scheduled transfers under this option may be made from the Money Market investment option to not more than nine other variable investment options. However, the amount transferred to any one investment option must be at least $100.
Once we receive the election in form satisfactory to us at our Service Office, transfers will begin on the second monthly deduction date following its receipt. Once elected, the scheduled monthly transfer option will remain in effect for so long as you have at least $2,500 of your account value in the Money Market investment option, or until we receive written notice from you of cancellation of the option or notice of the death of the last surviving insured person.
Surrender and partial withdrawals
Full surrender
You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy debt plus, if surrender occurs in the second policy year, a refund of a certain portion of sales charges equal to 5% of premiums paid in the second policy year up to the Target Premium. This is called your “surrender value.” You must return your policy when you request a full surrender. We process surrenders as of the day we receive the surrender request.
Partial withdrawals
You may make a partial withdrawal of your surrender value at any time. Each partial withdrawal must be at least $1,000. There is a charge for each partial withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. The amount in each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your surrender value to fall below 3 months’ worth of monthly charges (see “Deductions from account value”). We also reserve the right to refuse any partial withdrawal that would cause the policy’s Total Sum Insured to fall below $1,000,000. Any partial withdrawal (other than a Terminated ASI Withdrawal Amount, as described below) will reduce your death benefit under either Option A or Option B (see “The death benefit”) and under the guaranteed minimum death benefit feature (see “Guaranteed minimum death benefit feature”). Under Option A, such a partial withdrawal will reduce the Total Sum Insured. Under the guaranteed minimum death benefit feature, such a partial withdrawal will reduce the Basic Sum Insured. A “Terminated ASI Withdrawal Amount” is any partial withdrawal made while there is an Additional Sum Insured under the policy that later lapses as described under “Lapse and
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reinstatement.” The total of all Terminated ASI Withdrawal Amounts cannot exceed the Additional Sum Insured in effect immediately before the Additional Sum Insured lapses.
Policy loans
You may borrow from your policy at any time by completing a form satisfactory to us. However, you can't borrow from your policy during a “grace period” (see “Lapse and reinstatement”). The maximum amount you can borrow is 90% of your surrender value.
The minimum amount of each loan is $1,000. The interest charged on any loan is currently an effective annual rate of 5.00% in the first 20 policy years and 4.50% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.00%. The tax consequences of a loan interest credited differential of 0% are unclear. You should consult a tax adviser before effecting a loan to evaluate possible tax consequences. If we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law. The right to increase the rate charged on the loan is restricted in some states. Please see your John Hancock USA representative for details. We process policy loans as of the day we receive the loan request.
Repayment of policy loans
You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:
•	The same proportionate part of the loan as was borrowed from any fixed investment option will be repaid to that fixed investment option.
•	The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.
If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments. We process loan repayments as of the day we receive the repayment.
Effects of policy loans
The account value, the net cash surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.
The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.
Whenever the outstanding loan exceeds 90% of your account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee’s last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Policy loans may also result in adverse tax consequences under certain circumstances (see “Tax considerations”).
Description of charges at the policy level
Deductions from premium payments
•	Premium tax charge - A charge to cover state premium taxes we currently expect to pay, on average. This charge is currently 2.35% of each premium.
•	DAC tax charge - A charge to cover the increased Federal income tax burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.
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•	Premium processing charge - A charge to help defray our administrative costs. This charge is 1.25% of each premium. For policies with a Total Sum Insured of $5 million or more, this charge will be reduced to as low as .50%
•	Sales charge - A charge to help defray our sales costs. The charge for premiums paid in the first policy year is 30% of premiums paid up to the Target Premium, and 3.5% of premiums paid in excess of the Target Premium. The charge for premiums paid after the first policy year up to the Target Premium is 15% in policy years 2 through 5, 10% in policy years 6 through 10, up to 4% (currently 3%) in policy years 11 through 20, and up to 3% (currently 0%) thereafter. The charge for premiums paid after the first policy year in excess of the Target Premium is 3.5% in policy years 2 through 10, 3% in policy years 11 through 20, and up to 3% (currently 0%) thereafter. If the younger of the insured persons is age 71 or older when the policy is issued, there will be no sales charges deducted from premiums paid after the eleventh policy year. The “Target Premium” is determined at the time the policy is issued and will appear in the “Policy Specifications” section of the policy.
•	Enhanced Cash Value Rider charge - A charge imposed if you elect this rider. It is deducted only from premiums received in the first policy year. The charge is 2% of premiums paid in the first policy year up to the Target Premium.
Deductions from account value
•	Issue charge - A monthly charge to help defray our administrative costs. This charge has two parts: (1) a flat dollar amount of $55.55 deducted only during the first five policy years, and (2) a charge of 2¢ per $1,000 of Total Sum Insured at issue that is deducted only during the first three policy years. The second part of this monthly charge is guaranteed not to exceed $200.
•	Administrative charge - A monthly charge to help defray our administrative costs. This charge also has two parts: (1) a flat dollar charge of up to $10 (currently $7.50), and (2) a charge of 3¢ per $1,000 of Total Sum Insured at issue (currently 1¢ per $1,000 of Total Sum Insured at issue deducted only during the first ten policy years). However, for policies with a Total Sum Insured at issue of $5 million or more, the first part of this charge is currently zero.
•	Insurance charge - A monthly charge for the cost of insurance. To determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of each of the insured persons, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as each insured person’s attained age increases. (An insured person’s “attained age” on any date is his or her age on the birthday nearest that date.) The insurance charge is not affected by the death of the first insured person to die.
•	M & E charge - A daily charge for mortality and expense risks we assume. This charge is deducted from the variable investment options. It does not apply to any fixed investment options. The current charge is at an effective annual rate of .35% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .60%.
•	Guaranteed minimum death benefit charge - A monthly charge beginning in the eleventh policy year if the guaranteed minimum death benefit feature is elected to extend beyond the first ten policy years. This charge is currently 1¢ per $1,000 of Basic Sum Insured at issue and is guaranteed not to exceed 3¢ per $1,000 of Basic Sum Insured at issue.
•	Optional benefits charge - Monthly charges for optional insurance benefits (other than the Enhanced Cash Value Rider) added to the policy by means of a rider. The riders we currently offer are described under “Optional benefit riders you can add.”
•	Partial withdrawal charge - A charge for each partial withdrawal of account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20.
Loan interest rate
The maximum loan interest charged on any loan is shown in the Fee Tables and described under “Policy loans” in this prospectus.
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Additional information about how certain policy charges work
Sales expenses and related charges
The sales charges help to compensate us for the cost of selling our policies (see “Description of charges at the policy level”). The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policy. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. Similarly, administrative expenses not fully recovered by the issue charge and the administrative charge may also be recovered from such other sources.
Effect of premium payment pattern
You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $14,000. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to and including the ninth policy year, you would pay total sales charges of only $9,750. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed minimum death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy’s 7-pay premium limit and, as a result, cause the policy to become a modified endowment contract, with adverse tax consequences to you upon receipt of policy distributions (see “Tax considerations”).
Method of deduction
We deduct the monthly charges described in the Fee Tables section from your policy’s investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.
The insurance under the policy continues in full force during any grace period but, if the last surviving insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.
Reduced charges for eligible classes
The charges otherwise applicable (including the M&E charge) may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association’s capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.
Other charges we could impose in the future
Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.
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We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels or in the Federal income tax treatment of the deferred acquisition costs for this type of policy.
Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. Currently, premium tax levels range from 0 - 3.5%. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.
Description of charges at the fund level
The funds must pay investment management fees and other operating expenses. These fees and expenses (shown in the prospectus for the underlying portfolio) are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.
Other policy benefits, rights and limitations
Optional benefit riders you can add
When you apply for a policy, you can request any of the optional benefit riders that we then make available. Availability of any rider, the benefits it provides and the charges for it may vary by state. Our rules and procedures will govern eligibility for any rider and, in some cases, the configuration of the actual rider benefits. Each rider contains specific details that you should review before you decide to choose the rider. We may change rider charges (or the rates that determine them), but not above any applicable maximum amount stated in the Policy Specifications page of your policy.
•	Policy Split Option Rider - At the time of policy issue, you may elect a rider that will permit the Total Sum Insured to be evenly split into two separate policies, one for each insured person, but only if the insured persons get divorced or certain Federal tax law changes occur. The rider may be cancelled at any time, but it will automatically terminate on the date of death of the first insured person to die or on the policy anniversary nearest the older insured person’s 80th birthday, whichever is earlier. A policy split could have adverse tax consequences, so check with your tax adviser before electing this rider.
•	Enhanced Cash Value Rider - In the application for the policy, you may elect to purchase the Enhanced Cash Value Rider. This rider provides an enhanced cash value benefit (in addition to the surrender value) if you surrender the policy within the first nine policy years. The amount of the benefit will be shown in the “Policy Specifications” section of the policy. The benefit is also included in the account value when calculating the death benefit. Election of this rider could increase your insurance charge since it affects our amount at risk under the policy. The amount available for partial withdrawals and loans are based on the surrender value and will in no way be increased due to this rider.
Variations in policy terms
Insurance laws and regulations apply to us in every state in which our policies are sold. As a result, terms and conditions of your insurance coverage may vary depending on where you purchase a policy. We disclose all material variations in this prospectus.
We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under “Reduced charges for eligible classes.” No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.
Any variation discussed above will be made only in accordance with uniform rules that we adopt and that we apply fairly to our customers.
Procedures for issuance of a policy
Generally, the policy is available with a minimum Total Sum Insured at issue of $1,000,000 and a minimum Basic Sum Insured at issue of $500,000. At the time of issue, each insured person must have an attained age of at least 20 and no more than 80. All insured persons must meet certain health and other insurance risk criteria called underwriting standards.
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Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured persons in either the premium rates or the charges or values under the policy.
Minimum initial premium
The Minimum Initial Premium must be received by us at our Service Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of each of the insured persons, the Total Sum Insured at issue, and the policy options you have selected.
Commencement of insurance coverage
After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured persons' risk classification should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the last surviving insured person dies (except for the circumstances described under “Temporary coverage prior to policy delivery” below).
The policy will take effect only if all of the following conditions are satisfied.
•	The policy is delivered to and received by the applicant.
•	The Minimum Initial Premium is received by us.
•	Each insured person is living and still meets our criteria for issuing insurance.
If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the “date of issue.” That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.
Backdating
In order to preserve a younger age at issue for at least one of the insured persons, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as “backdating” and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.
The conditions for coverage described above under “Commencement of insurance coverage” must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (if it is used to preserve an insured person’s younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.
Temporary coverage prior to policy delivery
If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary survivorship term life insurance coverage on the insured persons for a period prior to the time coverage under the policy takes effect. Such temporary survivorship term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.
Monthly deduction dates
Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.
Changes that we can make as to your policy
We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.
In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include those listed below.
•	Changes necessary to comply with or obtain or continue exemptions under the Federal securities laws
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•	Combining or removing investment options
•	Changes in the form of organization of any separate account
Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.
The owner of the policy
Who owns the policy? That’s up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Wherever the term “you” appears in this prospectus, we’ve assumed that the reader is the person who has the right or privilege being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.
While either of the insured persons is alive, you will have a number of options under the policy. These options include those listed below.
•	Determine when and how much you invest in the various investment options
•	Borrow or withdraw amounts you have in the investment options
•	Change the beneficiary who will receive the death benefit
•	Change the amount of insurance
•	Turn in (i.e., “surrender”) the policy for the full amount of its surrender value
•	Choose the form in which we will pay out the death benefit or other proceeds
It is possible to name so-called “joint owners” of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.
Policy cancellation right
You have the right to cancel your policy within the latest of the following periods:
•	10 days after you receive it (this period may be longer in some states);
•	10 days after mailing by John Hancock USA of the Notice of Withdrawal Right; or
•	45 days after the date Part A of the application has been completed.
This is often referred to as the “free look” period. During this period, your premiums will be allocated as described under “Processing premium payments” in this prospectus. To cancel your policy, simply deliver or mail the policy to us at one of the addresses shown on the back cover, or to the John Hancock USA representative who delivered the policy to you.
In most states, you will receive a refund of any premiums you’ve paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by John Hancock USA prior to that date. The date of cancellation will be the date of such mailing or delivery.
Reports that you will receive
At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.
Semi-annually we will send you a report containing the financial statements of each series fund, including a list of securities held in each fund.
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Assigning your policy
You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.
When we pay policy proceeds
General
We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary's name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Please contact our Service Office for more information.
Delay to challenge coverage
We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.
Delay for check clearance
We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system. We will not delay payment longer than necessary for us to verify a check has cleared the banking system.
Delay of separate account proceeds
We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (3) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.
Delay of general account surrender proceeds
State laws allow us to defer payment of any portion of the surrender value derived from any fixed investment options for up to 6 months. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis.
How you communicate with us
General rules
You should mail or express all checks and money orders for premium payments and loan repayments to our Service Office at the appropriate address shown on the back cover.
Under our current rules, certain requests must be made in writing and be signed and dated by you. These requests include those listed below.
•	loans
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•	surrenders or partial withdrawals
•	change of death benefit option
•	increase or decrease in Total Sum Insured
•	change of beneficiary
•	election of payment option for policy proceeds
•	tax withholding elections
•	election of telephone transaction privilege
The following requests may be made either in writing (signed and dated by you) or by telephone or fax if a special form is completed (see “Telephone and facsimile transactions” below).
•	transfers of account value among investment options
•	change of allocation among investment options for new premium payments
You should mail or express all written requests to our Service Office at the appropriate address shown on the back cover. You should also send notice of the insured person's death and related documentation to our Service Office. We don't consider that we've “received” any communication until such time as it has arrived at the proper place and in the proper and complete form.
We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from our Service Office or your John Hancock USA representative. Each communication to us must include your name, your policy number and the name of each of the insured persons. We cannot process any request that doesn’t include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered “received” by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.
Telephone and facsimile transactions
If you complete a special authorization form, you can request transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-521-1234 or by faxing us at 1-617-572-1571. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.
If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.
As stated earlier in this prospectus, the policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we have imposed restrictions on transfers. However, we also reserve the right to change our telephone and facsimile transaction policies or procedures at any time. Moreover, we also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.
Distribution of policies
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the Trust, whose securities are used to fund certain variable investment accounts under the policies and under other annuity and life insurance products we offer.
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JH Distributors' principal address 200 Berkeley Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. In addition, we, either directly or through JH Distributors, have entered into agreements with other financial intermediaries that provide marketing, sales support and certain administrative services to help promote the policies (“financial intermediaries”). In a limited number of cases, we have entered into loans, leases or other financial agreements with these broker-dealers or financial intermediaries or their affiliates.
Compensation
The broker-dealers and other financial intermediaries that distribute or support the marketing of our policies may be compensated by means of various compensation and revenue sharing arrangements. A general description of these arrangements is set out below under “Standard compensation” and “Additional compensation and revenue sharing.” These arrangements may differ between firms, and not all broker-dealers or financial intermediaries will receive the same compensation and revenue sharing benefits for distributing our policies. Also, a broker-dealer may receive more or less compensation or other benefits for the promotion and sale of our policy than it would expect to receive from another issuer.
Under their own arrangements, broker-dealers determine how much of any amounts received from us is to be paid to their registered representatives.
Policy owners do not pay any compensation or revenue sharing benefits directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying fund’s distribution plan (“12b-1 fees”), the fees and charges imposed under the policy and other sources.
You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy. We provide additional information on special compensation or reimbursement arrangements involving broker-dealers and other financial intermediaries in the SAI, which is available upon request.
Standard compensation. JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies, and for providing ongoing service in relation to policies that have already been purchased. We may also pay a limited number of broker-dealers commissions or overrides to “wholesale” the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling.
The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. The compensation paid is not expected to exceed the following schedule: policy year 1, 70% of the premium paid up to the first tier, 17.5% of the premium paid up to the second tier, if any, and 6.0% of any excess premium paid; policy years 2-5, 14.5% of the premium paid up to the first tier, 11.25% of the premium paid up to the second tier, if any, and 4.75% of any excess premium paid; policy years 6-10, 8.5% of the premium paid up to the first tier, 6.0% of the premium paid up to the second tier, if any, and 4.5% of any excess premium paid; and policy years 11+, 3.0% of the premium paid up to the first tier and 3.0% of any excess premiums. This compensation schedule is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders).
Additional compensation and revenue sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter into special compensation or reimbursement arrangements (“revenue sharing”), either directly or through JH Distributors, with selected broker-dealers and other financial intermediaries. In consideration of these arrangements, a firm may feature our policy in its sales system, give us preferential access to sales staff, or allow JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force. We hope to benefit from these revenue sharing and other arrangements through increased sales of our policies.
Selling broker-dealers and other financial intermediaries may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's “due diligence” examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public or client seminars, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities
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sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions, and/or other contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash or other rewards as may be permitted under FINRA rules and other applicable laws and regulations.
Tax considerations
This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.
General
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our policy holder reserves. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a charge we may impose against the Separate Account to compensate us for the cost of a delay in the deductibility of deferred acquisition costs (the “DAC tax” adjustment) pursuant to section 848 of the Internal Revenue Code. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that is passed through to policy owners.
The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes where applicable. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.
Death benefit proceeds and other policy distributions
Generally, death benefits paid under policies such as yours are not subject to income tax unless policy ownership has been transferred in exchange for payment. Earnings on your account value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. Any portion not treated as a return of your premiums would be includible in your income.
Please note that certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.
However, some of the tax rules change if your policy becomes a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. In that case, additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)
We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.
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If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. (As noted above, a transfer of the policy for valuable consideration may limit the exclusion of death benefits from the beneficiary's income.)
Increases in account value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed only on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it were a result of the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).
Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership.
It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of amounts permitted under section 7702, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.
Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.
Policy loans
We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, an amount equal to any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Diversification rules and ownership of the Separate Account
Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investor control” over the underlying assets.
In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the Separate Account used to support the policy. In those circumstances, income and gains from the Separate Account assets would be includible in the policy owner's gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of Separate Account assets if the
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policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 (T.D. 8101) stated that guidance would be issued in the form of regulations or rulings on “the extent to which policyholders may direct their investments to particular sub-accounts of a Separate Account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of Separate Account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Separate Account.
We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
7-pay premium limit and modified endowment contract status
At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.
The 7-pay limit at any time during the first seven contract years is the total of net level premiums that would have been payable at or before that time under a comparable fixed policy that would be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.
Policies classified as modified endowment contracts are subject to the following tax rules:
•	First, all withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the withdrawal over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.
•	Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.
•	Third, a 10% additional penalty tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
•	is made on or after the date on which the policy owner attains age 59½;
•	is attributable to the policy owner becoming disabled; or
•	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.
These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.
Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.
36

Moreover, under a policy insuring a single life, if there is a reduction in benefits (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, a reduction in benefits under the policy at any time will require re-testing. For such a policy the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
If your policy is issued as a result of an exchange subject to section 1035 of the Internal Revenue Code, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice. A new policy issued in exchange for a modified endowment contract will also be a modified endowment contract regardless of any change in the death benefit.
All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the rules on taxation of withdrawals from modified endowment contracts. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
Corporate and H.R. 10 retirement plans
The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.
Withholding
To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions. Electing to have no withholding will not reduce your tax liability and may expose you to penalties under the rules governing payment of estimated taxes.
Life insurance purchases by residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.
Life insurance purchases by non-resident aliens
If you are not a U.S. citizen, U.S. resident alien or other U.S. person, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.
Life insurance owned by citizens or residents living abroad
If you are a U.S. citizen or permanent resident living outside the United States, you are still subject to income taxation by the United States. Since many countries tax on the basis of domicile, you may also be subject to tax in the country or territory in which you are living. The tax-deferred accumulation of gain that a life insurance policy provides under United States tax law may not be available under the tax laws of the country in which you are living. If you are living outside the United States or planning to do so, you should consult with a qualified tax adviser before purchasing or retaining ownership of a policy. If your policy is issued as a result of an exchange of a policy owned or issued outside the United States, the country or territory in which you reside may still tax you on the surrender of the policy replaced through the exchange. You should consult with a qualified tax adviser before exchanging your policy issued outside of the United States for one issued within the United States.
37

Financial statements reference
The financial statements of John Hancock USA and the Separate Account can be found in the SAI. The financial statements of John Hancock USA should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of John Hancock USA to meet its obligations under the policies. Our general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.
Registration statement filed with the SEC
This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.
Legal and Regulatory Matters
There are no legal proceedings to which the Depositor, the Separate Account or the principal underwriter is a party or to which the assets of the Separate Account are subject that are likely to have a material adverse effect on the Separate Account or the ability of the principal underwriter to perform its contract with the Separate Account or of the Depositor to meet its obligations under the policy.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial statements of John Hancock Variable Life Account S at December 31, 2018, and for each of the two years in the period ended December 31, 2018, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
38

In addition to this prospectus, John Hancock USA has filed with the SEC an SAI that contains additional information about John Hancock USA and the Separate Account, including information on our history, services provided to the Separate Account, and the audited financial statements for John Hancock USA and the Separate Account. The SAI and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.
JOHN HANCOCK USA SERVICE OFFICE
Overnight Express Delivery	Mail Delivery
Life Post Issue - Specialty Products John Hancock Insurance Company 30 Dan Road, Suite #55979 Canton, MA 02021	Life Post Issue - Specialty Products John Hancock Insurance Company PO Box 55979 Boston, MA 02205
Phone:	Fax:
1-800-521-1234	1-617-572-1571
Information about the Separate Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.
1940 Act File No. 811-7782—1933 Act File No. 333-164156

Statement of Additional Information
dated April 29, 2019
for interests in
John Hancock Variable Life Account S
(Name of Registrant)
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
(Name of Depositor)
This is a Statement of Additional Information (“SAI”). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting our Service Office by mail at Life Post Issue, John Hancock Insurance Company, PO Box 55979, Boston, MA 02205, or telephone at 1-800-827-4546.

Description of the Depositor
Under the Federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the “Depositor.” John Hancock USA (“Depositor”) is a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The Depositor is a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, the Depositor was known as The Manufacturers Life Insurance Company (U.S.A.).
The Depositor's ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Effective December 31, 2009, we entered into a merger agreement with John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”) and assumed legal ownership of all of the assets of JHLICO and JHVLICO, including those assets related to John Hancock Variable Life Account S, the separate account that currently funds your policy. Effective at the time of the merger, we became the depositor of John Hancock Variable Life Account S (the “Separate Account” “Registrant”).
Except for the succession of John Hancock USA as the Depositor for the Separate Account and its assumption of the obligations arising under the policies, the merger did not affect the Separate Account or any provisions of, any rights and obligations under, or any of your allocations among investment options under, the policies. We will continue to administer and service inforce policies of JHLICO and JHVLICO in all jurisdictions where issued and will assume the direct responsibility for the payment of all claims and benefits and other obligations under these policies.
Description of the Registrant
Under the Federal securities laws, the registered separate account underlying the variable life insurance policy is known as the “Registrant.” John Hancock Variable Life Account S (the “Registrant” or “Separate Account”), is a separate account initially established by JHVLICO under Massachusetts law. The variable investment accounts shown on page 1 of the prospectus are subaccounts of the Separate Account. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the Securities and Exchange Commission (“SEC”) of the management of the Separate Account or of the Depositor.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
Services
Administration of policies issued by the Depositor and of registered separate accounts organized by the Depositor may be provided by other affiliates. Neither the Depositor nor the separate accounts are assessed any charges for such services.
Custodianship and depository services for the Registrant are provided by State Street Investment Services (“State Street”). State Street’s address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts, 02111.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial statements of John Hancock Variable Life Account S at December 31, 2018, and for each of the two years in the period ended December 31, 2018, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
2

Principal Underwriter/Distributor
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with the Depositor, is the principal distributor and underwriter of the securities offered through the prospectus. JH Distributors acts as the principal distributor of a number of other life insurance and annuity products we and our affiliates offer or maintain. JH Distributors also acts as the principal underwriter of John Hancock Variable Insurance Trust (the “Trust”), whose securities are used to fund certain variable investment options under the policies and under other life insurance and annuity products we offer or maintain.
JH Distributors' principal address is 200 Berkeley Street, Boston, MA 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors.
The aggregate dollar amount of underwriting commissions paid to JH Distributors by the Depositor and its affiliates in connection with the sale of variable life products in 2018, 2017, and 2016, was $95,309,756, $94,706,904, and $100,416,732, respectively. JH Distributors did not retain any of these amounts during such periods.
The registered representative through whom your policy is sold will be compensated pursuant to the registered representative’s own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy.
Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms and other financial intermediaries. The terms of such arrangements may differ among firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:
•	Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm’s conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.
•	Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.
•	Payments based upon “assets under management”: These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.
Additional Information About Charges
A policy will not be issued until the underwriting process has been completed to our satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.
3

Special purchase programs for eligible classes
The policy may be available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. We reserve the right to reduce any of the policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.
4

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)

For the Years Ended December 31, 2018, 2017 and 2016

With Report of Independent Auditors

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Years Ended December 31, 2018, 2017 and 2016

Report of Independent Auditors

The Board of Directors and Stockholder

John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) (the Company), which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2018, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

F-1

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, on the basis of accounting described in Note 2.

/s/ Ernst & Young LLP

Boston, Massachusetts

April 3, 2019

F-2

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS—STATUTORY BASIS

	December 31,
	2018	2017

	(in millions)
Admitted assets
Cash and invested assets:
Bonds	$44,556	$47,970
Stocks:
Preferred stocks	14	11
Common stocks	918	1,354
Investments in affiliates	2,913	2,560
Mortgage loans on real estate	12,085	11,900
Real estate:
Company occupied	162	286
Investment properties	3,851	5,436
Cash, cash equivalents and short-term investments	2,988	4,131
Policy loans	2,788	2,726
Derivatives	8,511	9,637
Receivable for securities	1	16
Other invested assets	9,728	9,269

Total cash and invested assets	88,515	95,296
Investment income due and accrued	583	705
Premiums due	65	65
Amounts recoverable from reinsurers	232	163
Net deferred tax asset	-	13
Funds held by or deposited with reinsured companies	3,188	3,321
Other reinsurance receivable	575	181
Amounts due from affiliates	244	477
Other assets	2,423	1,435
Assets held in separate accounts	124,131	141,167

Total admitted assets	$219,956	$242,823

The accompanying notes are an integral part of these statutory-basis financial statements.

F-3

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS—STATUTORY BASIS – (CONTINUED)

	December 31,
	2018	2017

	(in millions)
Liabilities and capital and surplus
Liabilities:
Policy and contract obligations:
Policy reserves	$64,047	$69,132
Policyholders’ and beneficiaries funds	2,395	2,683
Consumer notes	154	197
Dividends payable to policyholders	393	408
Policy benefits in process of payment	445	450
Other amount payable on reinsurance	845	534
Other policy obligations	46	46

Total policy and contract obligations	68,325	73,450
Payable to parent and affiliates	1,309	1,645
Transfers to (from) separate account, net	(311)	(365)
Asset valuation reserve	1,981	2,106
Reinsurance in unauthorized companies	1	4
Funds withheld from unauthorized reinsurers	336	66
Interest maintenance reserve	1,373	2,038
Current federal income taxes payable	-	104
Net deferred tax liability	77	-
Derivatives	3,719	4,129
Payables for collateral on derivatives	1,559	1,973
Payables for securities	29	177
Funds held under coinsurance	7,376	7,239
Other general account obligations	1,181	981
Obligations related to separate accounts	124,131	141,167

Total liabilities	211,086	234,714

Capital and surplus:
Preferred stock (par value $1; 50,000,000 shares authorized; 100,000 shares issued and outstanding at December 31, 2018 and 2017)	-	-
Common stock (par value $1; 50,000,000 shares authorized; 4,728,940 shares issued and outstanding at December 31, 2018 and 2017, respectively)	5	5
Paid-in surplus	3,219	3,219
Surplus notes	585	585
Unassigned surplus	5,061	4,300

Total capital and surplus	8,870	8,109

Total liabilities and capital and surplus	$219,956	$242,823

The accompanying notes are an integral part of these statutory-basis financial statements.

F-4

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF OPERATIONS—STATUTORY-BASIS

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Premiums and other revenues:
Life, long-term care and annuity premiums, net	$5,816	$18,286	$13,227
Consideration for supplementary contracts with life contingencies	132	176	201
Net investment income	4,665	4,426	4,308
Amortization of interest maintenance reserve	179	195	191
Commissions and expense allowance on reinsurance ceded	468	1,963	629
Reserve adjustment on reinsurance ceded	(7,820)	(12,621)	(7,297)
Separate account administrative and contract fees	1,786	1,772	1,697
Other revenue	193	347	434

Total premiums and other revenues	5,419	14,544	13,390
Benefits paid or provided:
Death, surrender and other contract benefits, net	12,322	12,693	10,220
Annuity benefits	1,735	1,788	1,622
Disability and long-term care benefits	801	738	664
Interest and adjustments on policy or deposit-type funds	(52)	(318)	94
Payments on supplementary contracts with life contingencies	203	199	191
Increase (decrease) in life and long-term care reserves	(5,078)	1,979	1,784

Total benefits paid or provided	9,931	17,079	14,575
Insurance expenses and other deductions:
Commissions and expense allowance on reinsurance assumed	1,078	1,091	1,049
General expenses	1,186	1,039	943
Insurance taxes, licenses and fees	167	138	171
Net transfers to (from) separate accounts	(7,616)	(8,706)	(5,581)
Investment income ceded	1,052	878	1,240
Other deductions	(459)	153	21

Total insurance expenses and other deductions	(4,592)	(5,407)	(2,157)
Income (loss) from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	80	2,872	972
Dividends to policyholders	111	124	131

Income (loss) from operations before federal income taxes and net realized capital gains (losses)	(31)	2,748	841
Federal income tax expense (benefit)	(725)	446	(121)

Income (loss) from operations before net realized capital gains (losses)	694	2,302	962
Net realized capital gains (losses)	340	(403)	(933)

Net income (loss)	$1,034	$1,899	$29

The accompanying notes are an integral part of these statutory-basis financial statements.

F-5

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS—STATUTORY-BASIS

	Preferred and Common Stock	Paid-in Surplus	Surplus Notes	Unassigned Surplus (Deficit)	Total Capital and Surplus

	(in millions)
Balances at January 1, 2016	$5	$3,196	$990	$1,253	$5,444
Net income (loss)				29	29
Change in net unrealized capital gains (losses)				569	569
Change in net deferred income tax				810	810
Decrease (increase) in non-admitted assets				(38)	(38)
Decrease (increase) in asset valuation reserves				(262)	(262)
Change in surplus as a result of reinsurance				(125)	(125)
Surplus note redemptions			(405)		(405)
Other adjustments, net			-	132	132

Balances at December 31, 2016	5	3,196	585	2,368	6,154
Net income (loss)				1,899	1,899
Change in net unrealized capital gains (losses)				1,394	1,394
Change in net deferred income tax				(726)	(726)
Decrease (increase) in non-admitted assets				191	191
Change in liability for reinsurance in unauthorized reinsurance				(1)	(1)
Capital contribution from parent	-	23			23
Dividend paid to parent				(900)	(900)
Change in surplus as a result of reinsurance				80	80
Other adjustments, net			-	(5)	(5)

Balances at December 31, 2017	5	3,219	585	4,300	8,109
Net income (loss)				1,034	1,034
Change in net unrealized capital gains (losses)				(220)	(220)
Change in net deferred income tax				(17)	(17)
Decrease (increase) in non-admitted assets				43	43
Change in liability for reinsurance in unauthorized reinsurance				3	3
Decrease (increase) in asset valuation reserves				125	125
Dividend paid to parent				(600)	(600)
Change in surplus as a result of reinsurance				380	380
Other adjustments, net			-	13	13

Balances at December 31, 2018	$5	$3,219	$585	$5,061	$8,870

The accompanying notes are an integral part of these statutory-basis financial statements.

F-6

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CASH FLOW—STATUTORY-BASIS

	Years Ended December 31,
	2018	2017	2016

	(in millions)

Operations
Premiums and other considerations collected, net of reinsurance	$13,901	$18,819	$13,411
Net investment income received	4,828	4,603	4,415
Separate account fees	1,786	1,772	1,697
Commissions and expenses allowance on reinsurance ceded	468	1,963	629
Miscellaneous income	668	374	595
Benefits and losses paid	(22,601)	(28,091)	(21,060)
Net transfers from (to) separate accounts	7,670	8,763	5,699
Commissions and expenses (paid) recovered	(3,763)	(3,040)	(2,873)
Dividends paid to policyholders	(126)	(138)	(137)
Federal and foreign income and capital gain taxes (paid) recovered	(617)	(846)	200

Net cash provided by (used in) operating activities	2,214	4,179	2,576

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	22,532	19,287	20,934
Stocks	566	317	239
Mortgage loans on real estate	880	885	1,283
Real estate	2,507	986	1,295
Other invested assets	2,066	624	485
Net gains (losses) on cash, cash equivalents and short term investments	(4)	4	(2)

Total investment proceeds	28,547	22,103	24,234
Cost of investments acquired:
Bonds	25,992	21,195	21,880
Stocks	114	459	652
Mortgage loans on real estate	1,975	1,179	2,440
Real estate	213	415	446
Other invested assets	2,530	1,680	1,429
Derivatives	12	46	1,420

Total cost of investments acquired	30,836	24,974	28,267
Net increase (decrease) in receivable/payable for securities and collateral on derivatives	(547)	217	266
Net (increase) decrease in policy loans	(62)	(4)	932

Net cash provided by (used in) investment activities	(2,898)	(2,658)	(2,835)

Financing and miscellaneous activities
Surplus notes	-	-	(405)
Borrowed funds	(42)	(164)	(64)
Net deposits (withdrawals) on deposit-type contracts	(288)	(34)	93
Dividend paid to Parent	(600)	(900)	-
Other cash provided (applied)	471	(171)	(14)

Net cash provided by (used in) financing and miscellaneous activities	(459)	(1,269)	(390)
Net increase (decrease) in cash, cash equivalents and short-term investments	(1,143)	252	(649)
Cash, cash equivalents and short-term investments at beginning of year	4,131	3,879	4,528

Cash, cash equivalents and short-term investments at end of year	$2,988	$4,131	$3,879

Non-cash activities during the year:
Premium and other operating activity related to reinsurance transactions, net	$7,873	$33	$650
Transfer of invested assets related to reinsurance transactions and other affiliate transactions, net	(7,873)	16	(650)
Financing and miscellaneous activities related to reinsurance transactions and transfer with affiliates, net	-	(49)	-

The accompanying notes are an integral part of these statutory-basis financial statements.

F-7

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. Organization and Nature of Operations

John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”) is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of John Hancock Financial Corporation (“JHFC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded financial services holding company.

The Company is licensed to conduct insurance business in 49 states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands, and provides a wide range of financial protection and wealth management products and services to both individual and institutional customers located primarily in the United States. Through its insurance operations, the Company offers a variety of individual life insurance and individual and group long-term care insurance products that are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing. The Company also offers mutual fund products and services which include a variety of retirement products to retirement plans. The Company distributes these products through multiple distribution channels, including insurance agents and affiliated brokers, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks. Effective December 2, 2016, the Company discontinued new sales of its individual long-term care product. Effective March 31, 2018, the Company discontinued new sales of its corporate and bank-owned life insurance products.

The Company is also registered as a foreign reinsurer in several jurisdictions outside of the United States as part of its International Group Program that offers pooling services and reinsurance coverage for group employee contracts issued by its network partners to local companies, which are subsidiaries, branches or affiliates of multinational corporations.

Pursuant to a distribution agreement with the Company, John Hancock Distributors LLC (“JHD”), a registered broker-dealer and a wholly-owned subsidiary of the Company, acts as the principal underwriter of variable life contracts and other products issued by the Company.

The Company has two wholly-owned life insurance subsidiaries, John Hancock Life Insurance Company of New York (“JHNY”) and John Hancock Life & Health Insurance Company (“JHLH”) and a wholly-owned captive insurance subsidiary, Manulife (Michigan) Reassurance Company (“MMRC”).

In 2017, following receipt of regulatory approval, JHLH executed a Plan and Agreement of Merger with John Hancock Insurance Company of Vermont (“JHVT”), also a wholly-owned subsidiary of JHUSA. Effective as of October 1, 2017, JHVT merged with and into JHLH. Prior to the JHLH/JHVT merger, JHUSA issued one common share to its parent MIC in exchange for 100% ownership of JHVT and became the common parent of both JHLH and JHVT. As a result of the merger, JHVT ceased to exist and the companies’ property and obligations became the property and obligations of JHLH.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known and may impact the amounts reported and disclosed herein.

Basis of Presentation

These financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (the “Insurance Department”). The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Michigan Director of the Department of Insurance and Financial Services (the “Director”) has the authority to prescribe or permit other specific practices that deviate from prescribed practices. NAIC SAP practices differ from accounting principles generally accepted in the United States (“GAAP”) as described below.

F-8

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Investments: Investments in bonds not backed by other loans are principally stated at amortized cost using the constant yield (interest) method. Bonds can also be stated at the lesser of amortized cost or fair value based on their NAIC designated rating. Non-redeemable preferred stocks, which have characteristics of equity securities, are reported at cost or lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”) rating, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Redeemable preferred stocks, which have characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

For bonds other than loan-backed and structured securities, the Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. The Company recognizes other-than-temporary impairment losses on bonds with unrealized losses when the entity does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. Declines in value due to credit difficulties are also considered to be other-than-temporarily impaired when the Company does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. The entire difference between amortized cost and fair value on such bonds with credit difficulties is recognized as an impairment loss in income.

Loan-backed and structured securities (i.e., collateralized mortgage obligations) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discounts or amortization of premiums of such securities using either the retrospective or prospective methods. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities and such securities with NAIC designations of 3-6, which are valued using the prospective method. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the present value of estimated future cash flows using the original effective interest rate inherent in the security.

Common stocks are primarily reported at fair value based on quoted market prices and the related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustment for federal income taxes. There are no restrictions on common and preferred stocks.

Insurance subsidiaries are reported at their underlying audited statutory equity. Non-insurance subsidiaries, which have significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying audited GAAP equity. Non-insurance subsidiaries, which have no significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying audited GAAP equity, including the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

Realized capital gains (losses) on sales of securities are recognized using the first in, first out (“FIFO”) method. The cost basis of bonds, common and preferred stocks, and other invested assets is adjusted for impairments in value deemed to be other-than-temporary and such adjustments are reported as a component of net realized capital gains (losses).

Mortgage loans on real estate are reported at unpaid principal balances, less an allowance for impairments. Valuation allowances, if necessary, are established for mortgage loans on real estate based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable and the impairment is other-than-temporary, the mortgage loan is written down and a realized loss is recognized.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. Investment income and operating expenses include rent for the Company’s occupancy of Company owned properties.

F-9

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost. Short-term investments include investments with maturities of one year or less and greater than three months at the date of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Derivative instruments that meet the criteria to qualify for hedge accounting are accounted for in a manner consistent with the item hedged (i.e., amortized cost or fair value with the related net unrealized capital gains (losses) reported in unassigned surplus along with any adjustment for federal income taxes). Derivative instruments that are entered into for other than hedging purposes or that do not meet the criteria to qualify for hedge accounting are accounted for at fair value, and the related changes in fair value are recognized as net unrealized capital gains (losses) reported in unassigned surplus, net of any adjustments for federal income taxes. Embedded derivatives are not accounted for separately from the host contract.

Other invested assets consist of ownership interests in partnerships and limited liability companies (“LLCs”) which are carried based on the underlying audited GAAP equity, with the exception of affordable housing tax credit properties, which are carried at amortized cost. The related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustments for federal income taxes. The Company records its share of income using the most recent financial information available, which is generally on a three month lag. Depending on the timing of receipt of the audited financial statements of these other invested assets, the investee level financial data may be up to one year in arrears.

Interest Maintenance and Asset Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains (losses) on sales of fixed income investments, principally bonds and mortgage loans, and interest-related hedging activities that are attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Balance Sheets. Realized capital gains (losses) are reported in income, net of federal income tax and transferred to the IMR. The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed quarterly statement, excluding electronic data processing (“EDP”) equipment, operating system software, net deferred tax assets, and net positive goodwill. Goodwill is amortized over the period the Company benefits economically, not to exceed 10 years. Goodwill held by non-insurance subsidiaries is assessed in accordance with GAAP, subject to certain limitations for holding companies and foreign insurance subsidiaries. Goodwill is reported in other invested assets in the Balance Sheets.

Separate Accounts: Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contract holder, rather than the Company, bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts are generally reported at fair value. The operations of the separate accounts are not included in the Statements of Operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other revenue. Fees charged to contract holders, principally mortality, policy administration, and surrender charges are included in separate account administrative and contract fees. The assets in the separate accounts are not pledged to others as collateral or otherwise restricted. For the years ended December 31, 2018, 2017 and 2016, there were no gains (losses) on transfers of assets from the general account to the separate account.

Nonadmitted Assets: Certain assets designated as nonadmitted, principally other invested assets, furniture and equipment, prepaid expenses, and other assets not specifically identified as an admitted asset within the NAIC SAP are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

F-10

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Policy Reserves: Reserves for life, long-term care, annuity, and deposit-type contracts are developed by actuarial methods and are determined based on interest rates, mortality tables and valuation methods prescribed by the NAIC that will provide, in the aggregate, reserves that are greater than or equal to the maximum of guaranteed policy cash values or the amounts required by the Insurance Department.

•

The Company waives deduction of deferred fractional premiums on the death of lives insured and annuity contract holders and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. At December 31, 2018 and 2017, the Company held reserves of $1,212 million and $1,281 million, respectively, on insurance in-force for which gross premiums were less than net premiums according to the standard of valuation set by the State of Michigan.

•

Reserves for individual life insurance policies are maintained using the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables and using principally the Commissioner’s Reserve Valuation Method. Policies using the principles-based reserving method use assumptions as outlined in the Company’s PBR Actuarial Report.

•

Annuity and supplementary contracts with life contingency reserves are based principally on modifications of the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971, 1983, and 1994, the 1971 and 1983 Individual Annuity Mortality Tables, the A-2000 Individual Annuity Mortality Table, and the 2012 Individual Annuity Mortality Table.

•	Liabilities related to policyholder funds left on deposit with the Company are generally equal to fund balances.

•	Long-term care reserves are generally calculated using the one-year preliminary term method based on various mortality, morbidity, and lapse tables.

•

For life insurance, the calendar year exact method is used to calculate the reserve at December 31, 2018 and 2017. Reserves at December 31, 2018 and 2017 are calculated based on the rated age. For certain policies with substandard table ratings, substandard multiple extras are applied via the Lotter method.

•	For long-term care, the interpolated reserve method is used to adjust the calculated terminal reserve, and in addition an unearned premium reserve is held.

•

Tabular interest, tabular less actual reserve released, and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one percent of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation year.

•

From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to unassigned surplus.

•

Reserves for variable deferred annuity contracts are calculated in accordance with NAIC Actuarial Guideline 43. The reserve is based on the worst present value of accumulated losses from the perspective of the Company. The liability is evaluated under both a standard scenario and stochastic scenario, and the Company holds the higher of the standard or stochastic values.

Reinsurance: Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

F-11

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves, and claim liabilities have been reported as reductions of these items.

The Company records a liability for unsecured policy reserves ceded to reinsurers not authorized in the State of Michigan to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions and expense allowances allowed by reinsurers on business ceded are reported as income when received. Investment income ceded includes separate account fee income, net investment income and realized investment and other gains (losses), which was ceded to the affiliated reinsurers. NAIC SAP prescribes that no gain be recognized upon inception of a reinsurance treaty. The initial gain is recorded directly to unassigned surplus and released into income over the life of the treaty.

Federal Income Taxes: Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the Statements of Operations as federal income tax expense if resulting from operations and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. The provision for federal and foreign income taxes incurred in the Statements of Operations is different from that which would be obtained by applying the statutory federal income tax rate to income before income tax (including realized capital gains). For additional information, see the Federal Income Taxes Note for reconciliation of effective tax rate.

Participating Insurance and Policyholder Dividends: Participating business represented approximately 16% and 14% of the Company’s aggregate reserve for life contracts at December 31, 2018 and 2017, respectively. The amount of policyholders’ dividends to be paid is approved annually by the Company’s Board of Directors. Policyholder dividends are recognized when declared rather than over the term of the related policies. The determination of the amount of policyholders’ dividends is complex and varies by policy type. In general, the aggregate amount of policyholders’ dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the Company. John Hancock Life Insurance Company (“JHLICO”) was a predecessor company that was merged into JHUSA on December 31, 2009. For additional information on the closed blocks, see the Reinsurance and Closed Block Note.

Surplus Notes: Surplus notes are reported in capital and surplus, and the interest expense is not accrued unless approved for payment by the Insurance Department.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent movements of cash and highly liquid debt investments with initial maturities of one year or less.

Premiums and Benefits: Premiums for whole, term, and universal life, long-term care, annuity policies, and group annuity contracts with any mortality and morbidity risk are recognized as revenue when due. Revenues for universal life and annuity policies with mortality or morbidity risk, except for term certain supplementary contracts, consist of the entire premium received. Premiums received for variable universal life, as well as annuity policies and group annuity contracts without mortality or morbidity risk are recorded using deposit accounting and are credited directly to an appropriate policy reserve account, without recognizing premium revenue. Benefits incurred represent the total of death benefits paid, annuity benefits paid and the change in policy reserves.

Policy and Contract Claims: Policy and contract claims are determined on an individual-case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives knowledge of an insurance insolvency.

Variances Between NAIC SAP and GAAP: The more significant variances from GAAP are: (a) bonds would generally be reported at fair value; (b) changes in the fair value of derivative financial instruments would generally be reported as revenue unless deemed an effective hedge; (c) embedded derivatives would be bifurcated from the underlying contract or security and accounted for separately at fair value; (d) income recognition on partnerships and LLCs, which are accounted for under the equity method, would not be limited to the amount of cash distribution; (e) majority-owned noninsurance subsidiaries,

F-12

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

variable interest entities where the Company is the primary beneficiary, and certain other controlled entities would be consolidated; (f) changes in the balances of deferred income taxes would generally be included in net income; (g) market value adjusted (“MVA”) annuity products would be reported in the general account of the Company; (h) all assets, subject to valuation allowances, would be recognized; (i) reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest; (j) reinsurance ceded, unearned ceded premium and unpaid ceded claims would be reported as an asset; (k) AVR and the IMR would not be recorded; (l) changes to the mortgage loan valuation allowance would be reported in income; (m) surplus notes would be reported as liabilities; (n) premiums received in excess of policy charges for universal life and annuity policies would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values; (o) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, would generally be capitalized and amortized based on profit emergence over the expected life of the policies or over the premium payment period; and (p) changes in unrealized capital gains (losses) and foreign currency translations would be presented as other comprehensive income.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

3. Permitted Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Department.

For determining the Company’s solvency under the State of Michigan’s insurance laws and regulations, the Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Michigan for determining and reporting the financial condition and results of operations of the Company. NAIC SAP has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Director has the authority to prescribe or permit other specific practices that deviate from prescribed practices.

As of December 31, 2018 and 2017, the Director had not prescribed or permitted the Company to use any accounting practices that would result in the Company’s income or financial position to deviate from NAIC SAP.

4. Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of unassigned surplus at the beginning of the year and the amount of unassigned surplus that would have been reported at that date if the new accounting principle had been applied retrospectively.

John Hancock Subsidiaries, LLC (“JHS”) is a wholly-owned subsidiary of the Company. During 2017, the Company reclassified its investment in JHS of $1.3 billion from Stocks - Investments in affiliates to Other invested assets. This reclassification was the result of a change in accounting principle and did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

Adoption of New Accounting Standards

Effective January 1, 2018, the NAIC made substantive revisions to Statement of Statutory Accounting Principles (“SSAP”) No. 100, Fair Value Measurements. The revised guidance allows the use of net asset value as a practical expedient for fair value when 1) specifically allowed in a SSAP or 2) when specific conditions exist. The guidance did not have a material impact on the Company’s financial position, results of operations and financial statement disclosures.

Effective January 1, 2018, the NAIC made substantive revisions to SSAP No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions to adopt ASU 2017-04 Settlement of Valuation Margin. The revised guidance requires the recognition of changes in variation margin as unrealized gains/losses until the derivative contract has matured, terminated and/or expired. The guidance applies to both over-the-counter (“OTC”) derivatives and (“ETF”) exchange-traded futures, regardless of whether the counterparty or exchange considers the variation

F-13

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

4. Accounting Changes - (continued)

margin payment to be collateral or a legal settlement. The guidance did not have a material impact on the Company’s financial position, results of operations and financial statement disclosures.

In June 2017, the NAIC adopted revisions to SSAP No. 37, Mortgage Loans. The revision requires an age analysis of mortgage loans disclosure, aggregated by type, with identification of mortgage loans in which the entity is a participant or co-lender in a mortgage loan agreement, capturing: 1) recorded investment of current mortgage loans, 2) recorded investment of mortgage loans classified as 30-59 days, 60-89 days, 90-179 days, and 180 days and greater past due; 3) recorded investment of mortgage loans 90 days and 180 days past due still accruing interest; 4) interest accrued for mortgage loans 90 days and 180 days past due; and 5) recorded investment and number of mortgage loans where interest has been reduced, by percent reduced. The guidance did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

In March 2015, the NAIC adopted revisions to SSAP No. 1, Disclosure of Accounting Policies, Risks and Uncertainties and Other Disclosures (“SSAP 1”) regarding management’s assessment of an entity’s ability to continue as a going concern. The pronouncement requires management to assess the entity’s ability to continue as a going concern, and provide footnote disclosures when conditions give rise to substantial doubt about an entity’s ability to continue as a going concern within one year from the financial statement issuance date. The new guidance was effective December 31, 2016. The guidance did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

Future Adoption of New Accounting Standards

In August, 2016, the NAIC adopted substantive revisions to SSAP No. 51 – Life Contracts in order to allow principle-based reserving (“PBR”) for life insurance contracts as specified in the Valuation Manual. Current statutory accounting guidance refers to existing model laws for reserving guidance which are primarily based on formulaic methodology. Also, in June 2016, the NAIC adopted updates to Appendix A-820: Minimum Life and Annuity Reserve Standards as part of the PBR project, which incorporate relevant aspects of the 2009 revisions to the Standard Valuation Law (Model #820) into Appendix A-820. The effective date was January 1, 2017 but companies are allowed to defer adoption for three years until January 1, 2020. The Company has adopted PBR for certain products launched in 2018 and will finish implementation prior to January 1, 2020. Adoption will be on a prospective basis for policies issued on or after the adoption date, therefore, we expect no impact to surplus upon adoption.

In March 2017, the NAIC made substantive revisions to SSAP No. 69 – Statement of Cash Flow to adopt ASU 2016-15 Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments as issued by the FASB, without modifications. The revisions clarified the classification of eight specific cash flow issues with the objective of reducing diversity in practice. The amendment is to be applied retrospectively, effective for fiscal years beginning after December 15, 2018 and interim periods within those years. Early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

In August 2017, the NAIC adopted non-substantive revisions to SSAP No. 69 – Statement of Cash Flow to adopt ASU 2016-18 Statement of Cash Flows: Restricted Cash as issued by the FASB. The revision clarifies that restricted cash and cash equivalents shall not be reported as operating, investing or financing activities, but shall be reported with cash and cash equivalents when reconciling beginning and ending amounts on the cash flow statement. A consequential change was incorporated in SSAP No. 1 – Accounting Policies, Risks & Uncertainties and Other Disclosures to ensure information on restricted cash, cash equivalents and short-term investments is reported in the restricted asset disclosure. The revision is effective December 31, 2019, to be adopted retrospectively to allow for comparative cash flow statements. Early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

In November 2018, the NAIC made non-substantive revisions to SSAP No. 86, Derivatives to incorporate hedge documentation and assessment efficiencies from ASU 2017-12 Targeted Improvements to Accounting for Hedging Activities as issued by FASB. The revisions will allow companies to perform subsequent assessments of hedge effectiveness qualitatively if certain conditions are met, allow companies more time to perform the initial quantitative hedge effectiveness assessment and clarify that companies may apply the “criterial terms match” method for a group of forecasted transactions if they meet the requirements. The revisions are effective beginning January 1, 2019 and early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

F-14

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

4. Accounting Changes - (continued)

Reconciliation Between Audited Financial Statements and NAIC Annual Statements

There were no differences in net income (loss) or capital and surplus between the audited financial statements and the NAIC statements as filed as of and for the years ended December 31, 2018, 2017 and 2016.

5. Investments

Bonds

The carrying value and fair value of the Company’s investments in bonds are summarized as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2018:
U.S. government and agencies	$3,052	$123	$(16)	$3,159
States and political subdivisions	2,272	297	(13)	2,556
Foreign governments	2,370	54	(12)	2,412
Corporate bonds	31,188	1,749	(832)	32,105
Mortgage-backed and asset-backed securities	5,674	249	(106)	5,817

Total bonds	$44,556	$2,472	$(979)	$46,049

December 31, 2017:
U.S. government and agencies	$5,382	$153	$(78)	$5,457
States and political subdivisions	2,713	548	(3)	3,258
Foreign governments	2,467	87	(17)	2,537
Corporate bonds	31,028	3,455	(77)	34,406
Mortgage-backed and asset-backed securities	6,380	430	(28)	6,782

Total bonds	$47,970	$4,673	$(203)	$52,440

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2018, by contractual maturity, is as follows:

	Carrying Value	Fair Value

	(in millions)
Due in one year or less	$930	$932
Due after one year through five years	4,914	4,923
Due after five years through ten years	7,546	7,628
Due after ten years	25,492	26,749
Mortgage-backed and asset-backed securities	5,674	5,817

Total	$44,556	$46,049

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

F-15

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The Company maintains assets which are pledged as collateral in connection with various agreements and transactions. Additionally, the Company holds assets on deposit with government authorities as required by state law. The following table summarizes the carrying value or fair value, as applicable, of the pledged or deposited assets:

	December 31,
	2018	2017

	(in millions)
At fair value:
Bonds and cash pledged in support of over-the-counter derivative instruments	$265	$135
Bonds and cash pledged in support of exchange-traded futures	362	364
Bonds and cash pledged in support of cleared interest rate swaps	337	192

Total fair value	$964	$691

At carrying value:
Bonds on deposit with government authorities	$14	$16
Mortgage loans pledged in support of real estate	-	2
Bonds held in trust	93	93
Pledged collateral under reinsurance agreements	2,508	4,187

Total carrying value	$2,615	$4,298

At December 31, 2018 and 2017, the Company held below investment grade corporate bonds of $2,856 million and $2,238 million, with an aggregate fair value of $2,830 million and $2,412 million, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where there is evidence of impairment or a significant unrealized loss at the Balance Sheet date. Impairment is considered to have occurred, based on management’s judgment, when it is deemed probable that the Company will not be able to collect all amounts due according to the debt security’s contractual terms. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Transaction and Portfolio Review Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturity security portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security, other than loan-backed and structured securities, is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income. For loan-backed and structured securities in an unrealized loss position, where the Company does not intend to sell or is not likely to be required to sell the security, the Company calculates an other-than-temporary impairment loss by subtracting the net present value of the projected future cash flows of the security from the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions. The cash flow estimates, including prepayment assumptions, are based on data from third-party data sources or internal estimates, and are driven by assumptions regarding the underlying collateral, including default rates, recoveries, and changes in value.

F-16

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

The following tables disclose the impact of Other-Than-Temporary Impairments (OTTI) on Carrying Values (CV), including the Net Present Value (NPV) of Projected Cash Flows (CF) less than Book Value (BV) by CUSIP for loan-backed and structured securities:

Year Ended December 31, 2018

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

	$-	$-	$-	$-	$-
	-	-	-	-	-
	-	-	-	-	-

Total	$-	$-	$-	$-	$-

Year Ended December 31, 2017

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

671451CZ0	$2	$-	$2	$-	$-
	-	-	-	-	-
	-	-	-	-	-

Total	$2	$-	$2	$-	$-

When a decline in fair value is other-than-temporary, an impairment loss is recognized as a realized loss equal to the entire difference between the bond’s carrying value or amortized cost and its fair value.

F-17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The following table shows gross unrealized losses and fair values of bonds, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2018:
U.S. government and agencies	$384	$(2)	$205	$(14)	$589	$(16)
States and political subdivisions	199	(5)	113	(8)	312	(13)
Foreign governments	10	-	75	(12)	85	(12)
Corporate bonds	14,077	(583)	3,429	(249)	17,506	(832)
Mortgage-backed and asset-backed securities	1,769	(51)	967	(55)	2,736	(106)
Total	$16,439	$(641)	$4,789	$(338)	$21,228	$(979)

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2017:
U.S. government and agencies	$2,805	$(18)	$1,137	$(60)	$3,942	$(78)
States and political subdivisions	45	-	62	(3)	107	(3)
Foreign governments	27	-	43	(17)	70	(17)
Corporate bonds	2,028	(14)	2,534	(63)	4,562	(77)
Mortgage-backed and asset-backed securities	540	(3)	772	(25)	1,312	(28)
Total	$5,445	$(35)	$4,548	$(168)	$9,993	$(203)

At December 31, 2018 and 2017, there were 1,383 and 483 bonds that had a gross unrealized loss, of which the single largest unrealized loss was $43 million and $40 million, respectively. The Company anticipates that these bonds will perform in accordance with their contractual terms and the Company currently has the ability and intent to hold these bonds until they recover or mature. Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

For the years ended December 31, 2018, 2017 and 2016, realized capital losses include $72 million, $3 million, and $61 million related to bonds that have experienced an other-than-temporary decline in value and were comprised of 21, 4, and 8 securities, respectively.

The total recorded investment in restructured corporate bonds at December 31, 2018, 2017 and 2016 was $0 million, $3 million, and $16 million, respectively. There were 1, 1, and 2 restructured corporate bonds for which an impairment was recognized during 2018, 2017 and 2016, respectively. The Company accrues interest income on impaired securities to the

F-18

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The sales of investments in bonds resulted in the following:

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Proceeds	$28,102	$17,663	$20,018
Realized gross gains	729	557	524
Realized gross losses	(407)	(33)	(112)

The Company had no nonadmitted accrued investment income from bonds (unaffiliated) at December 31, 2018 and 2017.

Affiliate Transactions

In 2018, the Company sold certain bonds to an affiliate, Manulife Reinsurance Bermuda Limited (“MRBL”). These bonds had a book value of $449 million and fair value of $501 million. The Company recognized $52 million in pre-tax realized gains before transfer to the IMR.

In 2018, the Company sold certain bonds to an affiliate, JHNY. These bonds had a book value of $293 million and fair value of $313 million. The Company recognized $20 million in pre-tax realized gains before transfer to the IMR.

In 2018, the Company sold certain bonds and stocks to an affiliate, John Hancock Funding Company LLC, (“JHFLLC”). These bonds and stocks had a book value of $53 million and fair value of $53 million. The Company did not recognize any pre-tax realized gains before transfer to the IMR.

In 2018, the Company acquired at fair value, certain bonds from an affiliate, JHNY, for $647 million.

In 2018, the Company acquired at fair value, certain bonds from an affiliate, JHLH, for $48 million.

In 2017, the Company sold certain private placements to an affiliate, The Manufacturers Life Insurance Company Bermuda Branch (“MLI Bermuda”). These private placements had a book value of $208 million and fair value of $226 million. The Company recognized $18 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, MRBL. These bonds had a book value of $204 million and fair value of $227 million. The Company recognized $23 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, JHLH. These bonds had a book value of $263 million and fair value of $304 million. The Company recognized $41 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, John Hancock Reassurance Company Limited (“JHRECO”). These bonds had a book value of $172 million and fair value of $200 million. The Company recognized $28 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to its indirect parent, MLI. These bonds had a book value of $448 million and fair value of $521 million. The Company recognized $73 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, Manulife Securities Ltd Partner (“MSLP”). These bonds had a book value of $412 million and fair value of $435 million. The Company recognized $23 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company acquired at fair value, certain bonds from an affiliate, JHLH, for $177 million.

F-19

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

In 2017, the Company acquired at fair value, certain bonds from an affiliate, MRBL, for $100 million.

In 2016, the Company transferred certain bonds to an affiliate, JHRECO, in lieu of a reinsurance cash settlement. These bonds had a book value of $676 million and fair value of $751 million. The Company recognized $75 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate, Manulife Financial Singapore (“MLS”). These bonds had a book value of $93 million and fair value of $100 million. The Company recognized $7 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate, Manubank (“MB”). These bonds had a book value of $12 million and fair value of $12 million. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife International Ltd (“MIL”). These bonds had a book value of $67 million and fair value of $75 million. The Company recognized $8 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate MLRL. These bonds had a book value of $25 million and fair value of $29 million. The Company recognized $4 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife Reinsurance Ltd Partner (“MRLP”). These bonds had a book value of $211 million and fair value of $221 million. The Company recognized $10 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company received, at fair value, certain bonds from an affiliate, JHNY in lieu of reinsurance cash settlement, for $26 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, JHNY, for $343 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MIL, for $60 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLRL, for $29 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLS, for $21 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, JHLH, for $140 million.

F-20

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Preferred and Common Stocks

Cost and fair value of the Company’s investments in preferred and common stocks are summarized as follow:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2018:
Preferred stocks:
Nonaffiliated	$14	$1	$-	$15
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	791	157	(30)	918
Affiliates*	1,589	1,324	-	2,913

Total stocks	$2,394	$1,482	$(30)	$3,846

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2017:
Preferred stocks:
Nonaffiliated	$11	$3	$-	$14
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	1,131	235	(12)	1,354
Affiliates*	1,589	971	-	2,560

Total stocks	$2,731	$1,209	$(12)	$3,928

*Affiliates - fair value represents the carrying value

At December 31, 2018 and 2017, there were 309 and 136 nonaffiliated equity securities that had a gross unrealized loss excluding securities that have been written down to zero. The single largest unrealized loss was $3 million and $3 million at December 31, 2018 and 2017, respectively. The Company anticipates that these equity securities will recover in value in the near term.

The Company has a process in place to identify equity securities that could potentially have an impairment that is other-than-temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; and (3) the Company’s ability and intent to hold the security until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income.

For the years ended December 31, 2018, 2017 and 2016, realized capital losses include $11 million, $2 million, and $24 million related to preferred and common stocks that have experienced an other-than-temporary decline in value and were comprised of 95, 81, and 108 securities, respectively. These are primarily made up of impairments on public and private common stocks.

F-21

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Affiliate Transactions

In 2018, the Company sold certain common stocks to an affiliate, MRBL. These stocks had a book value of $264 million and fair value of $306 million. The Company recognized $42 million in pre-tax realized gains.

In 2017, the Company acquired at fair value, certain common stocks from an affiliate, JHLH, for $43 million.

Mortgage Loans on Real Estate

At December 31, 2018 and 2017, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits, and monitoring procedures.

December 31, 2018:

Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,828	East North Central	$1,523
Industrial	1,020	East South Central	253
Office buildings	3,241	Middle Atlantic	1,936
Retail	3,406	Mountain	516
Agricultural	133	New England	642
Agribusiness	247	Pacific	3,823
Mixed use	7	South Atlantic	2,367
Other	1,226	West North Central	336
Allowance	(23)	West South Central	709
		Canada / Other	3
		Allowance	(23)

Total mortgage loans on real estate	$12,085	Total mortgage loans on real estate	$12,085

December 31, 2017:

Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,560	East North Central	$1,574
Industrial	907	East South Central	187
Office buildings	3,168	Middle Atlantic	1,868
Retail	3,652	Mountain	527
Agricultural	139	New England	579
Agribusiness	303	Pacific	3,604
Mixed use	22	South Atlantic	2,449
Other	1,163	West North Central	384
Allowance	(14)	West South Central	660
		Canada / Other	82
		Allowance	(14)

Total mortgage loans on real estate	$11,900	Total mortgage loans on real estate	$11,900

The aggregate mortgages outstanding to any one borrower do not exceed $425 million.

During 2018, the respective maximum and minimum lending rates for mortgage loans issued were 0.00% and 0.00% for agricultural loans and 8.30% and 3.26% for commercial loans. The Company issued no purchase money mortgages in 2018 and 2017. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed, or

F-22

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

purchase money mortgages does not exceed 75%. Impaired mortgage loans without an allowance for credit losses were $0 million, $0 million, and $0 million at December 31, 2018, 2017 and 2016, respectively. The average recorded investment in impaired loans was $56 million, $31 million, and $25 million at December 31, 2018, 2017 and 2016, respectively. The Company recognized $4 million, $0 million, and $1 million of interest income during the period the loans were impaired for the years ended December 31, 2018, 2017 and 2016, respectively.

The following table shows the age analysis of mortgage loans aggregated by type:

	Farm	Residential	Commercial	Mezzanine	Total

(in millions)
December 31, 2018:
Recorded Investment
Current	$380	$-	$11,707	$21	$12,108
30 - 59 Days Past Due	-	-	-	-	-
60 - 89 Days Past Due	-	-	-	-	-
90 - 179 Days Past Due	-	-	-	-	-
180 + Days Past Due	-	-	-	-	-
December 31, 2017:
Recorded Investment
Current	$442	$-	$11,472	$-	$11,914
30 - 59 Days Past Due	-	-	-	-	-
60 - 89 Days Past Due	-	-	-	-	-
90 - 179 Days Past Due	-	-	-	-	-
180 + Days Past Due	-	-	-	-	-

The Company had no recorded investment of mortgage loans 90 to 179 days or 180 days or greater past due still accruing interest or where interest has been reduced in 2018 and 2017. The Company was not a participant or co-lender in a mortgage loan agreement in 2018 and 2017.

Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans. There are no contractual commitments made to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings. The Company accrues interest income on impaired loans to the extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

For mortgage loans, the Company evaluates credit quality through regular monitoring of credit related exposures, considering both qualitative and quantitative factors in assigning an internal risk rating (“IRR”). These ratings are updated at least annually.

The carrying value of mortgage loans by IRR was as follows:

	December 31,
	2018	2017

	(in millions)
AAA	$279	$250
AA	2,814	2,842
A	5,505	5,585
BBB	3,370	3,095
BB	61	98
B and lower and unrated	56	30

Total	$12,085	$11,900

F-23

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Affiliate Transactions

In 2018, the Company sold certain mortgages to an affiliate, JHLH. These mortgages had a book value of $8 million and fair value of $8 million at the date of the transaction. The Company recognized $0 million in pre-tax realized losses before transfer to the IMR.

In 2018, the Company acquired, at fair value, certain mortgages from an affiliate, JHNY, for $105 million.

In 2018, the Company acquired, at fair value, certain mortgages from an affiliate, JHLH, for $29 million.

In 2017, the Company transferred two mortgages to an affiliate, Clarendon Real Estate, LLC (“CRE LLC”). The mortgages had a book value of $7 million and fair value of $7 million at the date of the transaction. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

Real Estate

The composition of the Company’s investment in real estate is summarized as follows:

	December 31,
	2018	2017

	(in millions)
Properties occupied by the company	$236	$396
Properties held for the production of income	4,730	6,086
Properties held for sale	-	-
Less accumulated depreciation	(953)	(760)

Total	$4,013	$5,722

The Company recorded $0 million, $0 million, and $38 million of impairments on real estate investments during the years ended December 31, 2018, 2017 and 2016, respectively.

Affiliate Transactions

In 2018, the Company entered into a joint venture arrangement with the University of California Board of Regents (“UC”). As part of this arrangement, the Company sold six U.S. commercial real estate properties and one other invested asset with the characteristics of real estate to Broadway Green LLC, Broadway Wacker LLC and Broadway Congress LLC, all joint venture entities formed by UC. The Company provides management services to these joint ventures and owns 10% of their equity. The real estate properties had a book value of $728 million and fair value of $985 million which resulted in pre-tax realized gains to operations of $231 million (after 10% deferral of realized gain).

In 2017, the Company entered into an arrangement to sell four real estate properties to Hancock U.S Real Estate Fund, LP. These properties had a book value of $325 million and fair value of $471 million, resulting in pre-tax realized gains of $135 million and a deferred gain of $10 million. As part of this arrangement, the Company also committed approximately $44 million for an 11.7% equity interest in the fund.

On May 20, 2016, the Company entered into an arrangement to sell three real estate properties to Manulife U.S. Real Estate Investment Trust (“REIT”) for $777 million. These properties had a book value of $524 million and fair value of $769 million. Approximately 62% of the $245 million gain from operations was ceded to an affiliate reinsurer. The Company recognized an after-tax gain, after reinsurance of $60 million.

F-24

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Other Invested Assets

The Company had no investments in partnerships or LLCs that exceed 10% of its admitted assets at December 31, 2018 and 2017.

Other invested assets primarily consist of investments in partnerships and LLCs. The Company recorded $39 million, $0 million, and $99 million of impairments on partnerships and LLCs during the years ended December 31, 2018, 2017 and 2016, respectively. These impairments are based on significant judgement by the Company in determining whether the objective evidence of other-than-temporary impairment exists. The Company considers relevant facts and circumstances in evaluating whether the impairment of an other invested asset is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the investee; (3) the Company’s ability and intent to hold the other invested asset until it recovers. To the extent the Company determines that an other invested asset is deemed to be other-than-temporarily impaired, the difference between book and fair value would be charged to income.

Affiliate Transactions

In 2018, the Company entered into an agreement to launch John Hancock Infrastructure Fund, LP (the “Fund”), a closed-end pooled fund that will offer investors the opportunity to invest alongside the Company in a targeted infrastructure strategy focused primarily on U.S investments. The fund was seeded with the partial sale of 9 assets owned by the Company. The assets sold had a book value of $1,045 million and fair value of $1,094 million which resulted in a gain to operations of $49 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHNY, for $4 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHLH, for $9 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, John Hancock Partnership Holdings I (“JHPH I”), for $39 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, John Hancock Partnership Holdings II (“JHPH II”), for $39 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHFLLC, for $6 million.

Other

The subprime lending sector, also referred to as B-paper, near-prime, or second chance lending, is the sector of the mortgage lending industry which lends to borrowers who do not qualify for prime market interest rates because of poor or insufficient credit history.

For purposes of this disclosure, subprime exposure is defined as the potential for financial loss through direct investment, indirect investment, or underwriting risk associated with risk from the subprime lending sector. For purposes of this note, subprime exposure is not limited solely to the risk associated with holding direct mortgage loans, but also includes any indirect risk through investments in asset-backed or structured securities, hedge funds, common stock, subsidiaries and affiliates, and insurance product issuance.

Although it can be difficult to determine the indirect risk exposures, it should be noted that not only does it include expected losses, it also includes the potential for losses that could occur due to significantly depressed fair value of the related assets in an illiquid market.

The Company had no direct exposure through investments in subprime mortgage loans as of December 31, 2018 or 2017.

Management considers several factors when classifying a structured finance or residential mortgage-backed security holding as “subprime” or placing a security in the highest risk category. These factors include the transaction’s weighted average

F-25

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

FICO or credit score, loan-to-value ratio (LTV), geographic composition, lien position, loan purpose, and loan documentation.

The Company has entered into certain repurchase agreements with an aggregate carrying value of $0 million and $0 million as of December 31, 2018 and 2017, respectively. For such agreements, the Company agrees to a specified term, price, and interest rate through the date of the repurchase.

The Company established a facility with an affiliate, MRBL whereby cash collateral can be received under a repurchase agreement program. There was no repurchase agreement activity in 2018 and 2017.

For securities lending transactions, the Company’s policy is to require a minimum of 102% of the fair value of securities loaned to be maintained as collateral. Positions are marked to market and adjusted on a daily basis to ensure the 102% margin requirement is maintained. There were no securities on loan as of December 31, 2018 or 2017.

F-26

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Net Investment Income and Net Realized and Other Gains (Losses)

Major categories of the Company’s net investment income are summarized as follows:

	2018	2017	2016

	(in millions)
Income:
Bonds	$2,279	$2,146	$2,232
Preferred stocks	-	-	-
Common stocks	126	23	225
Mortgage loans on real estate	594	610	609
Real estate	638	704	762
Policy loans	175	176	167
Cash, cash equivalents and short-term investments	38	33	18
Other invested assets	1,069	1,014	506
Derivatives	427	483	594
Other income	(21)	12	30

Total investment income	5,325	5,201	5,143
Expenses
Investment expenses	(424)	(509)	(529)
Investment taxes, licenses and fees, excluding federal income taxes	(76)	(93)	(94)
Investment interest expense	(48)	(50)	(82)
Depreciation on real estate and other invested assets	(112)	(123)	(130)

Total investment expenses	(660)	(775)	(835)

Net investment income	$4,665	$4,426	$4,308

Realized capital gains (losses) and amounts transferred to the IMR are as follows:

	2018	2017	2016

	(in millions)
Realized capital gains (losses)	$730	$722	$(494)
Less amount transferred to the IMR (net of related tax benefit (expense) of $2 in 2018, $(475) in 2017, and $31 in 2016)	(6)	882	(57)

Realized capital gains (losses) before tax	736	(160)	(437)
Less federal income taxes on realized capital gains (losses) before effect of transfer to the IMR	396	243	496

Net realized capital gains (losses)	$340	$(403)	$(933)

6. Derivatives

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, credit, equity price movements, indices or other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. The Company uses derivatives including swaps, forward and futures agreements, floors, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, credit and equity market prices.

F-27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Over-the-counter (“OTC”) bilateral swaps are contractual agreements between the Company and a counterparty to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.

Cleared OTC interest rate swaps are contractual agreements between the Company and a counterparty whereby the transaction must be cleared through a central clearing house, and subject to mandatory margin and reporting requirements.

Forward and futures agreements are contractual obligations to buy or sell a financial instrument or foreign currency on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

Interest rate floors are contracts with counterparties which require payment of a premium for the right to receive payments when the market interest rate on specified future dates falls below the agreed upon strike price. Interest rate treasury lock contracts are customized agreements securing current interest rates on Treasury securities for payment on a future date.

Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.

Swaptions are contractual agreements whereby the holder has the right, but not obligation, to enter into a given swap agreement on a specified future date.

Types of Derivatives and Derivative Strategies

Interest Rate Contracts. The Company uses interest rate futures contracts, OTC interest rate swap agreements, cleared interest rate swap agreements, swaptions, and interest rate treasury locks as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company uses interest rate swap agreements in effective cash flow and fair value hedge accounting relationships. These derivatives hedge the variable cash flows associated with certain floating-rate bonds, as well as, future fixed income asset acquisitions, which will support the Company’s long-term care and life insurance businesses. These derivatives reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. For its fair value hedging relationships, the Company uses interest rate swap agreements and interest rate treasury locks to hedge the risk of changes in fair value of existing fixed rate assets and liabilities arising from changes in benchmark interest rates.

Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are classified within interest rate swaps for disclosure purposes. The Company utilizes inflation swaps in effective hedge accounting relationships and other hedging relationships.

The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in other hedging relationships.

F-28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The Company also uses interest rate floors and swaptions primarily to protect against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate floors in other hedging relationships.

Foreign Currency Contracts. Foreign currency derivatives, including foreign currency swaps, foreign currency forwards, and foreign currency futures are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

Cross currency rate swap agreements are used to manage the Company’s exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both, on foreign currency financial instruments. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

Under foreign currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The maturities of these forwards correspond with the future periods in which the foreign currency transactions are expected to occur. The Company utilizes currency forwards in effective hedge accounting relationships and other hedging relationships.

Foreign currency futures are contractual obligations to buy or sell a foreign currency on a predetermined future date at a specified price. These contracts are standardized contracts traded on an exchange. The Company utilizes foreign exchange futures in other hedging relationships.

Equity Market Contracts. Total return swaps are contracts that involve the exchange of payments based on changes in the value of a reference asset, including any returns such as interest earned on these assets, in exchange for amounts based on reference rates specified in the contract. The Company utilizes total return swaps in effective hedge accounting relationships and other hedging relationships.

Equity index options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) an underlying equity market index on or before a specified future date at a specified price. The Company utilizes equity index options in other hedging relationships.

Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes equity index futures in other hedging relationships.

Credit Contracts. The Company manages credit risk through the issuance of credit default swaps (“CDS”). A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.

Replication Synthetic Assets. Replication synthetic asset transactions (“RSATs”) are derivative transactions made in combination with a cash instrument in order to reproduce the investment characteristic of an otherwise permissible investment. The Company uses interest rate swaps and credit default swaps in these transactions when direct investments are either too expensive to acquire or otherwise unavailable in the market. Such derivatives can only be RSATs and not hedging vehicles.

F-29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The table below provides a summary of the gross notional amount and fair value of derivatives contracts for all derivatives in effective hedge accounting relationships, other hedging relationships, and RSATs:

		December 31, 2018
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$1,919	$-	$-	$259	$98
	Foreign currency swaps	17	-	3	-	5

Cash flow hedges	Interest rate swaps	6,987	-	-	484	362
	Foreign currency swaps	421	61	-	55	-
	Foreign currency forwards	66	-	-	-	7
	Interest rate treasury locks	1,351	-	-	27	12
	Equity total return swaps	32	-	-	-	6

Total Derivatives in Effective Hedge Accounting Relationships		$10,793	$61	$3	$825	$490

Other Hedging Relationships
	Interest rate swaps	$137,873	$7,336	$3,287	$7,336	$3,287
	Interest rate treasury locks	11,980	277	77	277	77
	Interest rate options	8,574	230	-	230	-
	Interest rate futures	7,977	-	-	-	-
	Foreign currency swaps	1,439	341	269	341	269
	Foreign currency forwards	718	19	14	19	14
	Foreign currency futures	1,040	-	-	-	-
	Equity total return swaps	394	11	10	11	10
	Equity index options	4,818	236	59	236	59
	Equity index futures	4,178	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$178,991	$8,450	$3,716	$8,450	$3,716

Replication Synthetic Asset Transactions
	Interest rate swaps	$3,135	$-	$-	$19	$188
	Credit default swaps	-	-	-	-	-

Total Derivatives in Replication Synthetic Asset Transactions		$3,135	$-	$-	$19	$188

Total Derivatives		$192,919	$8,511	$3,719	$9,294	$4,394

F-30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

		December 31, 2017

		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$1,870	$-	$2	$308	$128
	Foreign currency swaps	45	-	9	-	15

Cash flow hedges	Interest rate swaps	8,116	-	-	896	283
	Foreign currency swaps	1,549	78	45	295	268
	Foreign currency forwards	132	-	-	-	3
	Interest rate treasury locks	880	-	-	58	-
	Equity total return swaps	36	-	-	9	-

Total Derivatives in Effective Hedge Accounting Relationships		$12,628	$78	$56	$1,566	$697

Other Hedging Relationships
	Interest rate swaps	$121,799	$8,284	$4,041	$8,284	$4,041
	Interest rate treasury locks	10,728	630	13	630	13
	Interest rate options	8,014	247	-	247	-
	Interest rate futures	7,453	-	-	-	-
	Foreign currency swaps	322	57	13	57	13
	Foreign currency forwards	535	2	5	2	5
	Foreign currency futures	991	-	-	-	-
	Equity total return swaps	100	20	-	20	-
	Equity index options	4,113	319	1	319	1
	Equity index futures	5,372	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$159,427	$9,559	$4,073	$9,559	$4,073

Replication Synthetic Asset Transactions
	Interest rate swaps	$3,135	$-	$-	$98	$102
	Credit default swaps	30	-	-	-	-

Total Derivatives in Replication Synthetic Asset Transactions		$3,165	$-	$-	$98	$102

Total Derivatives		$175,220	$9,637	$4,129	$11,223	$4,872

Hedging Relationships

The Company generally does not enter into derivative contracts for speculative purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting and are reported in a manner consistent with the hedged asset or liability. For the years ended December 31, 2018, 2017 and 2016, respectively, the Company recorded unrealized gains (losses) of $231 million, $402 million, and $436 million, respectively, related to derivatives that no longer qualify for hedge accounting.

Fair Value Hedges. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates. The Company also uses cross currency swaps to manage its exposure to foreign exchange rate fluctuations and interest rate fluctuations.

Cash Flow Hedges. The Company uses interest rate swaps and interest rate treasury locks to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and forward agreements to hedge currency exposure on foreign currency financial instruments and foreign currency denominated

F-31

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

expenses, respectively. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.

For the year ended December 31, 2018, all of the Company’s hedged forecast transactions qualified as cash flow hedges and no cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

The maximum time frame for which variable cash flows are hedged is 28 years.

Derivatives Not Designated as Hedging Instruments or RSAT Relationships. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, and interest rate futures contracts to manage interest rate risk, total return swap agreements to manage equity risk, and CDS to manage credit risk. The Company also uses interest rate treasury locks and interest rate floor agreements to manage exposure to interest rates without designating the derivatives as hedging instruments. Interest rate floor agreements hedge the interest rate risk associated with minimum interest rate guarantees in certain life insurance and annuity businesses.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum death benefit (“GMDB”). These guarantees are effectively an embedded option on the basket of mutual funds offered to contract holders. The Company manages a hedging program to reduce its exposure to certain contracts with the GMWB and GMDB guarantees. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), currency futures, total return swaps, equity index options, swaptions and U.S. Treasury futures to match the sensitivities of the GMWB and GMDB liabilities to the market risk factors.

The Company also has a macro equity risk hedging program using equity futures and interest rate swaps, as well as equity index options. This program is designed to reduce the Company’s overall exposure to public equity markets arising from several sources including, but not limited to, variable annuity guarantees not dynamically hedged, separate account fees not associated with guarantees, and Company equity holdings.

The Company uses foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

F-32

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

For the years ended December 31, 2018, 2017 and 2016 net gains and losses related to derivatives in other hedging relationships were recognized by the Company, and the components were recorded in net unrealized and net realized gains (losses) as follows:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Other Hedging Relationships
Net unrealized capital gain (loss):
Interest rate swaps	$(193)	$(805)	$773
Interest rate treasury locks	(417)	841	(435)
Interest rate options	(35)	(73)	(8)
Interest rate futures	212	-	-
Foreign currency swaps	-	6	(31)
Foreign currency forwards	6	(11)	-
Foreign currency futures	(11)	-	-
Equity total return swaps	9	3	(4)
Equity index options	(133)	102	68
Equity index futures	121	-	-
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net unrealized capital gain (loss)	$(441)	$63	$363

Net realized capital gain (loss):
Interest rate swaps	$(225)	$874	$(490)
Interest rate treasury locks	43	34	342
Interest rate options	(5)	(3)	-
Interest rate futures	(411)	273	(23)
Foreign currency swaps	4	4	3
Foreign currency forwards	(16)	16	24
Foreign currency futures	61	(111)	94
Equity total return swaps	(2)	(9)	(9)
Equity index options	49	22	(98)
Equity index futures	157	(1,104)	(1,007)
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net realized capital gain (loss)	$(345)	$(4)	$(1,164)

Total gain (loss) from derivatives in other hedging relationships	$(786)	$59	$(801)

The table above does not include unrealized gains (losses) of ($28) million, $9 million, $11 million and realized gains (losses) of $12 million, $12 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. These gains (losses) represent a portion of equity total return swaps used to hedge restricted share units, but that are no longer in an effective accounting hedge relationship. The gains (losses) are recorded in the General Insurance Expenses line in the Statement of Operations.

The Company also deferred net realized gains (losses) of ($229) million, $872 million, and ($526) million (including ($226) million, $874 million, and ($490) million of gains (losses) for derivatives in other hedging relationships, respectively) related to interest rates for the years ended December 31, 2018, 2017 and 2016, respectively. Deferred net realized gains and losses are reported in IMR and amortized over the remaining period to expiration date.

F-33

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Credit Default Swaps

The Company replicates exposure to specific issuers by selling credit protection via CDS in order to complement its cash bond investing. The Company does not employ leverage in its CDS program and therefore, does not write CDS protection in excess of its government bond holdings.

The following table provides details of the CDS protection sold by type of contract and external agency rating for the underlying reference security, as of December 31, 2018 and 2017, respectively

	December 31, 2018			December 31, 2017

	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]

	(in millions)
Single name CDS[1]
Corporate debt
AAA	$-	$-	-	$10	$-	1
AA	-	-	-	10	-	-
A	-	-	-	10	-	1
BBB	-	-	-	-	-	-

Total CDS protection sold	$-	$-		$30	$-

1

The rating agency designations are based on S&P where available followed by Moody’s, Dominion Bond Rating Services (DBRS), and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

2

Notional amount represents the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

3	The weighted average maturity of the CDS is weighted based on notional amounts.

The Company holds no purchased credit protection at December 31, 2018 and 2017. The average credit rating of the counterparties guaranteeing the underlying credits is A and the weighted average maturity is 0 years.

Credit Risk

The Company’s exposure to loss on derivatives is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in negative positions and the impact of collateral on hand. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its OTC derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2018 and 2017, the Company accepted collateral consisting of cash of $1,559 million and $1,973 million, and various securities with a fair value of $3,280 million and $4,360 million, respectively, which is held in separate custodial accounts and not reflected within these financial statements. In addition, the Company has pledged collateral to support both the OTC derivative instruments, exchange traded futures and cleared interest rate swap transactions. For further details regarding pledged collateral see the Investments Note.

Under U.S. regulations, certain interest rate swap agreements and credit default swap agreements are required to be cleared through central clearing houses. These transactions are contractual agreements that require initial and variation margin

F-34

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

collateral postings and are settled on a daily basis through a clearing house. As such, they reduce the credit risk exposure in the event of default by a counterparty.

Financing Premiums

The following table presents the Company’s aggregate, non-discounted total premium cost for derivative contracts with financing premiums and the premium cost due in each of the following four years, and thereafter.

Fiscal Year	Derivative Premium Payments Due
(in millions)
2018	$-
2019	66
2020	-
2021	-
Thereafter	-

Total Future Settled Premiums	$66

	Undiscounted Future Premium Commitments	Derivative Fair Value With Premium Commitments	Derivative Fair Value Excluding Impact of Future Settled Premiums
		(in millions)
Prior Year	$40	$32	$71
Current Year	$66	$(48)	$17

Transactions with Affiliates

The Company has entered into a currency swap agreement with JHFC which was recorded at fair value. JHFC utilizes the currency swap to hedge currency exposure on foreign currency financial instruments. The Company has also entered into currency swap agreements with external counterparties which offset the currency swap agreement with JHFC. As of December 31, 2018 and 2017, the currency swap agreements with JHFC and the external counterparties had offsetting fair values of $266 million and $261 million, respectively.

The Company has entered into equity total return swap agreements with MLI which are recorded at fair value. JHUSA utilizes the equity total return swaps to hedge equity exposure on restricted share units (“RSU”). As of December 31, 2018 and 2017, the equity total return swap agreements with MLI had a fair value of ($14) million and $30 million.

In 2017, the Company repositioned interest rate swaps supporting affiliate reinsurance with John Hancock Reassurance Company Limited. The transaction resulted in a pre-tax gain of $24 million and a post-tax increase to surplus of $16 million, net of amounts transferred to the interest maintenance reserve (IMR) and ceded to the affiliate reinsurer.

7. Fair Value

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

•

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition – This category includes assets and liabilities measured at fair value. Financial instruments in this category include bonds and preferred stocks carried at the lower of cost or fair value due to their SVO quality rating, common stocks, derivatives, and separate account assets.

•	Other Financial Instruments Not Reported at Fair Value After Initial Recognition – This category includes assets and liabilities as follows:

F-35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Bonds – For bonds, including corporate debt, U.S. Treasury, commercial and residential mortgage-backed securities, asset-backed securities, collateralized debt obligations, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds.

Mortgage Loans on Real Estate – The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type. The fair value of impaired mortgage loans is based on the net of the collateral less estimated cost to obtain and sell. Fair value of commercial mortgages is derived through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

Cash, Cash Equivalents and Short-Term Investments – The carrying values for cash, cash equivalents, and short-term investments approximate their fair value due to the short-term maturities of these instruments.

Policy Loans – These loans are carried at unpaid principal balances, which approximate their fair values.

Policy Reserves – Policy reserves consist of guaranteed investment contracts. The fair values associated with these financial instruments are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

Policyholders’ and Beneficiaries Funds – Includes term certain contracts and supplementary contracts without life contingencies. The fair values associated with the term certain contracts and supplementary contracts without life contingencies are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread. Effective December 31, 2016, fair value disclosure is no longer required for those balances that can be withdrawn by the policyholder at any time without prior notice or penalty. The fair value is the amount estimated to be payable to the policyholder as of the reporting date which is generally the carrying value and provides no additional disclosure value.

Consumer Notes – The fair value of consumer notes is determined by projecting cash flows and using a spread assumption associated with the specific risks in the Signature Note contracts. The spread is calculated by taking the difference between the contractual crediting rate and the yield curve as of the issue date of each Signature Note. The calculated spread is added to the yield curve as of each future valuation date to determine the fair value of the Signature Notes.

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•

Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date reflecting market transactions. Level 1 assets primarily include exchange traded equity securities and certain separate account assets.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

•

Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most bonds are classified within Level 2. Also, included in the Level 2 category are certain separate account assets and derivative assets and liabilities.

•

Level 3 – Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include impaired bonds and less liquid securities, such as structured asset-backed securities, commercial mortgage-backed securities, and other securities that have little or no price transparency.

Determination of Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (not a forced liquidation or distress sale) between market participants at the measurement date, that is, an exit value.

When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is typically based upon alternative valuation techniques such as discounted cash flows, matrix pricing, consensus pricing services and other techniques. Broker quotes are generally used when external public vendor prices are not available.

The Company has a process in place that includes a review of price movements relative to the market, a comparison of prices between vendors, and a comparison to internal matrix pricing which uses predominately external observable data. Judgement is applied in adjusting external observable data for items including liquidity and credit factors.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

Bonds

Refer to the previous page for the determination of fair value of bonds. Generally, impaired bonds with a NAIC designation rating of 6 whose cost is greater than its fair value are reported at fair value and are classified within Level 3.

Preferred Stocks

Preferred stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Preferred stocks not traded in active markets are classified within Level 3.

Common Stocks

Common stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Common stocks not traded in active markets are classified within Level 3.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value, that are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the

F-37

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Separate Account Assets and Liabilities

For separate accounts structured as a non-unitized fund, the fair value of separate account assets is based on the fair value of the underlying assets owned by the separate account. For separate accounts structured as a unitized fund, the fair value of the separate account assets is based on the fair value of the underlying funds owned by the separate account. Assets owned by the Company’s separate accounts primarily include: investments in mutual funds, bonds, common stock, short-term investments, real estate, and cash and cash equivalents. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

The fair value of fund investments is based upon quoted market prices or reported net asset value (“NAV”). Fund investments that are traded in an active market and have a NAV that the Company can access at the measurement date are classified within Level 1. Level 2 assets consist primarily of bonds which are valued using matrix pricing with independent pricing data.

Separate account assets classified as Level 3 consist primarily of fixed maturity and equity investments in private companies, which own timber and agriculture and carry them at fair value. The values of the timber and agriculture investments are estimated using generally accepted valuation techniques. A comprehensive appraisal is performed shortly after initial purchase and at two or three-year intervals thereafter. Appraisal updates are conducted according to client contracts, generally at one-year or six-month intervals. In the quarters in which an investment is not independently appraised or its valuation updated, the market value is reviewed by management. The valuation of an investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the independent appraiser’s review and concurrence with management. Further, these valuations are prepared giving consideration to the income, cost, and sales comparison approaches of estimating asset value. The significant unobservable inputs used in the fair value measurement of the Company’s timberland investments are harvest volumes, timber prices, operating costs and discount rates. Significant changes to any one of these inputs in isolation could result in a significant change to fair value measurement. Holding other factors constant, an increase to either harvest volumes or timber prices would tend to increase the fair value of a timberland investment, while an increase in operating costs or discount rate would have the opposite effect. These investments are classified as Level 3 by the companies owning them, and therefore the equity investments in these companies are considered to be Level 3 by the Company.

F-38

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The following table presents the Company’s assets and liabilities that are measured and reported at fair value in the Balance Sheets after initial recognition by fair value hierarchy level:

	December 31, 2018
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$31	$31	$-	$25	$6	$-
Loan-backed and structured securities	-	-	-	-	-	-

Total bonds with NAIC 6 rating	31	31	-	25	6	-

Preferred stocks:
Industrial and misc	3	3	-	-	3	-

Total preferred stocks	3	3	-	-	3	-

Common stocks:
Industrial and misc	918	918	807	-	111	-

Total common stocks	918	918	807	-	111	-
Derivatives:
Interest rate swaps	7,336	7,336	-	7,336	-	-
Interest rate treasury locks	277	277	-	12	265	-
Interest rate options	230	230	-	91	139	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	341	341	-	341	-	-
Foreign currency forwards	19	19	-	19	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	11	11	-	-	11	-
Equity index options	236	236	-	236	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	8,450	8,450	-	8,035	415	-

Assets held in separate accounts	124,131	124,131	119,774	2,553	1,804	-

Total assets	$133,533	$133,533	$120,581	$10,613	$2,339	$-

Liabilities:
Derivatives:
Interest rate swaps	$3,287	$3,287	$-	$3,232	$55	$-
Interest rate treasury locks	77	77	-	17	60	-
Interest rate options	-	-	-	-	-	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	269	269	-	269	-	-
Foreign currency forwards	14	14	-	14	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	10	10	-	-	10	-
Equity index options	59	59	-	59	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	3,716	3,716	-	3,591	125	-

Liabilities held in separate accounts	124,131	124,131	119,774	2,553	1,804	-

Total liabilities	$127,847	$127,847	$119,774	$6,144	$1,929	$-

F-39

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	December 31, 2017
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$22	$22	$-	$12	$10	$-
Loan-backed and structured securities	6	6	-	-	6	-

Total bonds with NAIC 6 rating	28	28	-	12	16	-

Preferred stocks:
Industrial and misc	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-

Common stocks:
Industrial and misc	1,354	1,354	1,220	-	134	-

Total common stocks	1,354	1,354	1,220	-	134	-
Derivatives:
Interest rate swaps	8,284	8,284	-	8,284	-	-
Interest rate treasury locks	630	630	-	61	569	-
Interest rate options	247	247	-	67	180	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	57	57	-	57	-	-
Foreign currency forwards	2	2	-	2	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	20	20	-	-	20	-
Equity index options	319	319	-	319	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	9,559	9,559	-	8,790	769	-

Assets held in separate accounts	141,167	141,167	136,373	2,950	1,844	-

Total assets	$152,108	$152,108	$137,593	$11,752	$2,763	$-

Liabilities:
Derivatives:
Interest rate swaps	$4,041	$4,041	$-	$4,001	$40	$-
Interest rate treasury locks	13	13	-	12	1	-
Interest rate options	-	-	-	-	-	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	13	13	-	13	-	-
Foreign currency forwards	5	5	-	5	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	-	-	-	-	-	-
Equity index options	1	1	-	1	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	4,073	4,073	-	4,032	41	-

Liabilities held in separate accounts	141,167	141,167	136,373	2,950	1,844	-

Total liabilities	$145,240	$145,240	$136,373	$6,982	$1,885	$-

F-40

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The table below presents the carrying amounts and fair value by fair value hierarchy level for certain assets and liabilities that are not reported at fair value in the Balance Sheets:

	December 31, 2018
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$44,525	$43,579	$-	$40,875	$2,704
Preferred stocks	11	12	-	-	12
Mortgage loans on real estate	12,085	12,199	-	-	12,199
Cash, cash equivalents and short term investments	2,988	2,988	2,381	607	-
Policy loans	2,788	2,788	-	2,788	-
Derivatives in effective hedge accounting and RSAT relationships	61	844	-	816	28

Total assets	$62,458	$62,410	$2,381	$45,086	$14,943

Liabilities:
Consumer notes	$154	$176	$-	$-	$176
Borrowed money	-	-	-	-	-
Policy reserves	1,322	1,306	-	-	1,306
Policyholders’ and beneficiaries funds	796	961	-	961	-
Derivatives in effective hedge accounting and RSAT relationships	3	678	-	438	240

Total liabilities	$2,275	$3,121	$-	$1,399	$1,722

	December 31, 2017
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$47,942	$49,997	$-	$47,017	$2,980
Preferred stocks	11	14	-	-	14
Mortgage loans on real estate	11,900	12,759	-	-	12,759
Cash, cash equivalents and short term investments	4,131	4,131	3,065	1,066	-
Policy loans	2,726	2,726	-	2,726	-
Derivatives in effective hedge accounting and RSAT relationships	78	1,664	-	1,596	68

Total assets	$66,788	$71,291	$3,065	$52,405	$15,821

Liabilities:
Consumer notes	$197	$226	$-	$-	$226
Borrowed money	-	-	-	-	-
Policy reserves	1,364	1,354	-	-	1,354
Policyholders’ and beneficiaries funds	937	1,136	-	1,136	-
Derivatives in effective hedge accounting and RSAT relationships	56	799	-	618	181

Total liabilities	$2,554	$3,515	$-	$1,754	$1,761

(1)

Bonds are carried at amortized cost unless they have NAIC designation rating of 6. Fair value of bonds exclude leveraged leases of $2,439 million and $2,415 million at December 31, 2018 and 2017, respectively. The Company calculates the carrying value by accruing income at its expected internal rate of return.

F-41

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. During the years ended December 31, 2018 and 2017, the Company did not have any transfers from Level 1 to Level 2. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company did not transfer assets from Level 2 to Level 1 during the years ended December 31, 2018 and 2017.

F-42

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Level 3 Financial Instruments

The changes in Level 3 financial instruments measured and reported at fair value for the years ended December 31, 2018, 2017 and 2016, are summarized as follows:

	Balance at January 1, 2018	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2018
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$10	$-	$-	$-	$-	$-	$(1)	$-	$-	$(3)	$6
Impaired mortgage-backed and asset-backed securities	6	1	-	-	-	-	(7)	-	-	-	-

Total bonds with NAIC 6 rating	16	1	-	-	-	-	(8)	-	-	(3)	6
Preferred stocks:
Industrial and misc	-	-	-	-	3	-	-	-	-	-	3

Total preferred stocks	-	-	-	-	3	-	-	-	-	-	3
Common stocks:
Industrial and misc	134	44	3	-	4	-	(76)	-	2	-	111

Total common stocks	134	44	3	-	4	-	(76)	-	2	-	111
Net derivatives	728	-	(389)	-	8	-	-	(46)	-	(11)	290
Separate account assets/liabilities	1,844	133	-	-	42	-	(209)	-	3	(9)	1,804

Total	$2,722	$178	$(386)	$-	$57	$-	$(293)	$(46)	$5	$(23)	$2,214

F-43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	Balance at January 1, 2017	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2017
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$17	$(1)	$1	$-	$3	$-	$(7)	$-	$-	$(3)	$10
Impaired mortgage-backed and asset-backed securities	7	1	-	-	-	-	(2)	-	-	-	6

Total bonds with NAIC 6 rating	24	-	1	-	3	-	(9)	-	-	(3)	16
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	169	49	(24)	-	8	-	(68)	-	-	-	134

Total common stocks	169	49	(24)	-	8	-	(68)	-	-	-	134
Net derivatives	86	-	758	-	16	-	-	(59)	-	(73)	728
Separate account assets/liabilities	1,896	83	-	-	34	-	(164)	-	6	(11)	1,844

Total	$2,175	$132	$735	$-	$61	$-	$(241)	$(59)	$6	$(87)	$2,722

F-44

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	Balance at January 1, 2016	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2016
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$29	$1	$(1)	$-	$1	$-	$(17)	$-	$4	$-	$17
Impaired mortgage-backed and asset-backed securities	7	1	-	-	-	-	(1)	-	-	-	7

Total bonds with NAIC 6 rating	36	2	(1)	-	1	-	(18)	-	4	-	24
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	110	(1)	37	-	25	-	(2)	-	-	-	169

Total common stocks	110	(1)	37	-	25	-	(2)	-	-	-	169
Net derivatives	388	-	(407)	-	152	-	-	-	-	(47)	86
Separate account assets/liabilities	1,965	84	-	-	46	-	(234)	-	11	24	1,896

Total	$2,499	$85	$(371)	$-	$224	$-	$(254)	$-	$15	$(23)	$2,175

(1)	This amount is included in net realized capital gains (losses) on the Statements of Operations.
(2)	Changes in the fair value of separate account assets are credited directly to separate account liabilities in accordance with NAIC SAP and are not reflected in income.
(3)	For financial instruments that are transferred into and/or out of Level 3, the Company uses the fair value of the instruments at the beginning of the reporting period.

F-45

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying instruments into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that instrument, thus eliminating the need to extrapolate market data beyond observable points. Additionally, securities carried at fair value at the beginning of the period but carried at amortized cost at the end of the period due to rating change or change in fair value relative to amortized cost, are included in transfers out of Level 3. Conversely, any securities carried at amortized cost at the beginning of the period and carried at fair value at the end of the year due to SVO rating change or change in fair value relative to amortized cost, are included into transfers into Level 3.

8. Reinsurance

Certain premiums and benefits are assumed from or ceded to affiliate and other insurance companies under various reinsurance agreements. The Company entered into these reinsurance agreements to shift underlying risk on certain of its products, and to improve cash flow and statutory capital. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Total reinsurance amounts included in the Company’s accompanying statutory-basis financial statements were as follows:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums earned
Direct	$20,067	$20,392	$19,809
Assumed	603	605	872
Ceded	(14,854)	(2,711)	(7,454)

Net	$5,816	$18,286	$13,227

Benefits to policyholders ceded	$(15,881)	$(16,741)	$(15,271)

Reserve amounts ceded to reinsurers not authorized in the State of Michigan are mostly covered by funds withheld assets, letters of credit or trust agreements. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2018, any material recoveries were collateralized or settled by the assuming company.

Neither the Company nor any of its related parties control, directly or indirectly, any external reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2018, there were no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

As of December 31, 2018, if all reinsurance agreements were cancelled the estimated aggregate reduction in unassigned surplus is $5,586 million.

F-46

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

Non-Affiliated Reinsurance

The table below consists of the impact of the New York Life (“NYL”) Agreements:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(219)	$(224)	$(264)
Premiums assumed	88	91	106
Benefits ceded	(594)	(636)	(615)
Benefits assumed	238	254	246

Other reinsurance receivable (payable)	-	(1)	(2)
Funds held by or deposited with reinsured companies	3,183	3,316	3,483

The JHLICO closed block was established upon the demutualization of JHLICO for those designated participating policies that were in-force on February 1, 2000.

Effective July 1, 2015, the Company entered into coinsurance reinsurance agreements with NYL to cede 100% quota share (“QS”) of the Company’s JHLICO Closed Block policies (“NYL 100% Coinsurance”). In addition, NYL agreed to retrocede 40% QS of the same policy risks back to the Company under a coinsurance funds withheld (“FWH”) agreement (“NYL 40% FWH Retrocession”). Collectively, these agreements are known as the NYL Agreements. The NYL 100% Coinsurance keeps the assets supporting the JHLICO Closed Block together in NYL, and the NYL 40% FWH Retrocession adjusts the net reinsurance to NYL to 60% of the JHLICO Closed Block policies at risk.

In conjunction with the NYL Agreements, the existing 100% coinsurance FWH agreement which retrocedes the JHLICO Closed Block New York business back to the Company from JHNY was recaptured. In addition, the 90% modified coinsurance FWH treaty with MRBL was also recaptured. The recaptures were necessary to complete the NYL Agreements, because the policies under these agreements are the same policies at risk under the NYL Agreements.

The table below consists of the impact of the 2018 Reinsurance Group of America (“RGA”) Agreement:

Year ended December 31,
2018

(in millions)
Premiums ceded, net	$(2,790)
Benefits ceded, net	(134)
Other reinsurance receivable	24
Other amounts payable on reinsurance	-

Effective July 1, 2018, the Company entered into a coinsurance agreement with RGA to cede 100% quota share (“QS”) of a significant block of individual payout annuities. The transaction was structured such that the Company transferred the policy liabilities of $2,520 million and related invested assets of $2,829 million. The Company incurred a pre-tax loss of $72 million net of realized capital gains, including a ceding commission paid of $33 million, and a decrease of $43 million to statutory surplus. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

F-47

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table below consists of the impact of the 2012 RGA Agreement:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded, net	$(2)	$(3)	$(392)
Benefits ceded, net	(407)	(418)	(467)

Other reinsurance receivable	72	68	73
Other amounts payable on reinsurance	-	-	-

Effective April 1, 2012, the Company entered into a coinsurance agreement with RGA to cede its fixed deferred annuities at 90% quota share (“QS”). Subsequently, the treaty increased to 100% QS effective February 29, 2016. The transaction was structured such that the Company transferred the actuarial liabilities and related invested assets. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

The table below consists of the impact of the Jackson National Life Insurance Company (“Jackson’) Agreement:

Year ended December 31,
2018

(in millions)
Premiums ceded, net	$(5,317)
Benefits ceded, net	(134)
Funds held by or deposited with reinsured companies	-

Other reinsurance receivable	20
Other amounts payable on reinsurance	-

Effective October 1, 2018, the Company entered into 100% quota share coinsurance agreement with Jackson, a wholly-owned subsidiary of Prudential plc, to reinsure a block of legacy group pay-out annuities. The transaction was structured such that the Company transferred the policy liabilities of $4,292 million and related invested assets of $5,400 million. The Company incurred a pre-tax loss of $914 million net of realized capital gains, including a ceding commission paid of $222 million, and a decrease of $699 million to statutory surplus. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

F-48

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

Affiliated Reinsurance

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHNY:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded, net	$(167)	$(177)	$(183)
Benefits ceded, net	(408)	(424)	(427)

Funds held by or deposited with reinsured companies	-	-	-
Other reinsurance receivable	39	46	41
Other amounts payable on reinsurance	5	4	9

Treaty settlement received (paid)*	208	227	246
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On January 1, 2010, the assets supporting the policyholders who reside in the state of New York (“NY business”) were transferred to JHNY from the Company. The transfer included participating traditional life insurance, variable universal life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts, and variable annuities. The NY business was transferred using assumption reinsurance, modified coinsurance and coinsurance with cut-through provisions.

The NY business related to participating traditional life insurance policies was transferred from JHUSA to JHNY under a coinsurance agreement and was immediately retroceded back to JHUSA using a coinsurance FWH agreement. JHNY retained the invested assets supporting this block of business. As previously noted, the coinsurance FWH agreement was recaptured effective July 1, 2015. The NY business related to variable universal life was reinsured through coinsurance and modified coinsurance. The NY business related to universal life was transferred from the Company to JHNY under coinsurance agreements.

The NY business related to a majority of the fixed deferred annuity business was transferred from the Company to JHNY under an assumption reinsurance agreement. The NY business related to variable annuities and some participating pension contracts where assets were held in separate accounts were reinsured through modified coinsurance. The NY business related to fixed deferred and immediate annuities and participating pension contracts was transferred from the Company to JHNY under a coinsurance agreement.

F-49

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHRECO:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(501)	$(256)	$(517)
Premiums ceded, impact of treaty recaptured	-	3,718	-
Benefits ceded	(573)	(782)	(836)

Other reinsurance receivable	13	2	-
Other amounts payable on reinsurance	-	-	24
Funds withheld from reinsured companies	7,131	7,048	-
Funds withheld from unauthorized reinsurers	-	-	7,236
Treaty settlement received (paid)*	20	(8)	(594)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company also reinsures a portion of the risk related to certain annuity policies. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company. On October 1, 2017, the Company recaptured the payout annuity policies with JHRECO. The recapture resulted in pre-tax income of $708 million and an increase in surplus, net of tax, of $460 million.

The Company reinsures a large portion of the Long-Term Care (“LTC”) risk under a single accounting and capital regime, which helps to manage JHUSA’s overall risk profile and reduce strain on statutory surplus. JHUSA’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, The Office of the Superintendent of Financial Institution (“OSFI”), and reports its results on a consolidated International Financial Reporting Standards (“IFRS”) basis. As such, the agreement has no impact on the parent company financial results.

JHRECO does not retrocede any risks to a third party or affiliates. The risks assumed by JHRECO are solely the responsibility of JHRECO, but they are also retained within the parent company group. Reserve credits taken were $9,038 million and $8,644 million at December 31, 2018 and 2017, respectively. On December 31, 2017, JHRECO changed its domiciliary jurisdiction from Bermuda to the state of Michigan. As a result of the re-domestication of JHRECO, collateral was no longer required as of December 31, 2017. Total amount of funds withheld (including capital) on behalf of the captive reinsurer that back the long-term care liabilities was $7,131 million and $7,048 million at December 31, 2018 and 2017, respectively.

F-50

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The available and required capital in the table below represent JHRECO’s capital position on a NAIC basis at December 31, 2018 and 2017.

	Years ended December 31,
	2018	2017

	(in millions)
Available Capital	$2,085	$1,884
Required Capital	$323	$262
RBC Ratio	646%	718%

JHUSA’s Authorized Control Level (“ACL”) Risk Based capital impact on recapture of the LTC reinsurance agreement at December 31, 2018 and 2017 is as follows:

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2018	$11,404	$1,425	800%
Impact of JHRECO LTC Recapture	470	232	-83%

Capital Gross of JHRECO LTC Cession	$11,874	$1,657	717%

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2017	$10,761	$1,266	850%
Impact of JHRECO LTC Recapture	854	189	-52%

Capital Gross of JHRECO LTC Cession	$11,615	$1,455	798%

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRBL:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(3,763)	$(3,320)	$(3,978)
Benefits ceded	(10,700)	(11,653)	(10,494)

Other reinsurance receivable	185	25	-
Other amounts payable on reinsurance	660	389	605
Funds withheld from unauthorized reinsurers	7	-	227

Treaty settlement received (paid)*	178	480	(142)
*	Treaty settlement consisted primarily of ceded investment income related to non-qualifying hedging strategies and changes in the modified coinsurance and coinsurance reserves.

F-51

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The Company reinsures 87% of certain group annuity contracts in-force with MRBL. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider.

The Company reinsures 90% of a significant block of variable annuity contracts in-force with MRBL. All substantial risks, including all guaranteed benefits (GMDB, Guaranteed Minimum Income Benefit (“GMIB”), and GMWB), related to certain specified policies not already reinsured to third parties, are reinsured under the agreement. The base contracts are reinsured on a modified coinsurance basis, while the guaranteed benefit reinsurance coverage is apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance FWH. The assets supporting the reinsured policies remain invested with the Company. Since the inception of the treaty in 2008, several amendments have been enacted to refine certain aspects of the treaty. The net MRBL reinsurance recoverable includes the impact of ongoing reinsurance cash flows and is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies with changes to ceded reserves and cost of reinsurance recognized as a component of benefits to policyholders on the Statements of Operations.

The Company’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, OSFI, and reports on a consolidated IFRS basis. The Company utilizes a dynamic hedging program to manage risks on an economic basis. The IFRS accounting for these derivatives aligns with MFC’s market-based reserving regime. The US statutory accounting and reserving framework does not provide appropriate alignment of economic risk management strategies (hedging) and associated reserve methodologies. The treaty with MRBL provides a mechanism to allow management of the majority of the variable annuity risk under a single consolidated reserve and capital regime, rather than managing the block simultaneously under two very diverse frameworks.

As a coinsurance / modified coinsurance treaty, MRBL holds $1,989 million and $1,873 million as a coinsurance reserve and JHUSA holds $420 million and $109 million as a modified coinsurance reserve at December 31, 2018 and 2017, respectively. The IFRS reserves that MRBL holds for variable annuities are similar in concept to AG43. The calculations are a real-world stochastic calculation at CTE(70), based on the guaranteed benefits and fees in isolation rather than the whole contract, including the cash flows generated from the dynamic hedging program and including margins for adverse deviation. The real-world stochastic scenarios are subject to Canadian Institute of Actuaries equity and bond fund return calibration criteria. Reserve credits taken were $7 million and $0 million at December 31, 2018 and 2017, respectively, and there is no supporting collateral.

MRBL does not retrocede any risks to a third party. The risks assumed by MRBL are solely the responsibility of MRBL, but they are also retained within MFC. This transaction has no impact on MFC’s financial statements as it reports its risks on a consolidated basis.

On September 30, 2018, the Company entered into a combination coinsurance and modified coinsurance agreement with MRBL to cede 95% of certain single life and survivorship variable universal life products. The transactions included the transfer from JHUSA of $662 million of policy liabilities. The transactions resulted in a pre-tax gain of $500 million, including a ceding commission received of $500 million, and an increase in surplus of $395 million net of tax, which was deferred and will be amortized over a period of approximately 20 years.

F-52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The Company entered into a Stop Loss Reinsurance Agreement with MRBL, effective April 1, 2017, simultaneous with entering into a coinsurance with partial funds withheld agreement with MMRC, as described below.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRL:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(133)	$(255)	$(298)
Benefits ceded	(595)	(545)	(468)

Other reinsurance receivable	-	-	5
Other amounts payable on reinsurance	7	7	-
Funds withheld from unauthorized reinsurers	329	66	-
Treaty settlement received (paid)*	(30)	(28)	(74)

*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company entered into a coinsurance/modified coinsurance agreement with an affiliate, MRL, to reinsure 90% of all risks not already reinsured to third parties on various universal life contracts effective December 15, 2000. Subsequent amendments added further UL and some term contracts. The Company amended the agreement during 2014 to simplify treaty administration and to modify the structure of the treaty to a modified coinsurance FWH structure.

The table and commentary below consist of the impact of the reinsurance agreement with an affiliate, JHLH:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(28)	$(27)	$(28)
Premiums assumed	-	-	241
Benefits ceded	(22)	(19)	(10)
Benefits assumed	19	22	8

Other reinsurance receivable	-	-	1
Other amounts payable on reinsurance	5	7	-
Funds withheld from authorized reinsurers	-	-	3
Treaty settlement received (paid)*	(23)	(28)	7

* Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On December 31, 2016, the Company entered into a coinsurance agreement with an affiliate, JHLH, to reinsure 100% of a block of single premium universal life policies. The transaction included the transfer from JHLH of $282 million of invested assets and $241 million in net policy liabilities. The transaction resulted in a pre-tax gain and ceding commission received of $36 million and an increase in surplus of $52 million, net of tax.

F-53

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreement with an affiliate, MMRC:

	Year ended December 31,
	2018	2017

	(in millions)
Premiums ceded	$(135)	$(373)
Premiums assumed	-	-
Benefits ceded	(17)	(14)
Benefits assumed	-	-

Other reinsurance receivable	-	-
Other amounts payable on reinsurance	22	18
Funds withheld from authorized reinsurers	102	50
Treaty settlement received (paid)*	(68)	(55)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

Effective April 1, 2017, the Company entered into a coinsurance with partial FWH agreement with an affiliate, MMRC, to reinsure 100% of the Company’s in-force single-life term life insurance policies and related riders, for certain policy years. The transaction included the transfer to MMRC of $284 million in net policy liabilities. Also, the Company recognized $33 million of FWH liabilities. The transactions resulted in a pre-tax gain of $251 million, including a ceding commission received of $252 million, and an increase in surplus of $163 million, net of tax, which was deferred and will be amortized over a period of approximately 15 years. Subsequent amendment added additional term contracts.

The reinsurance agreement with MMRC was entered into to address the surplus strain caused by the excess of XXX NAIC reserves over the VM-20 reserve levels. This transaction was within the scope of Actuarial Guideline 48, the NAIC Term Life and Universal Life with Secondary Guarantees (XXX/AXXX) Credit for Reinsurance Model Regulation (“AG 48”). In accordance with the terms of AG 48, the obligations of MMRC under the reinsurance agreement are supported by a FWH account and a credit-linked note. The FWH account is funded with assets meeting the definition of “Primary Security” under AG 48 and in an amount equal to or in excess of the VM-20 reserve. The credit-linked note is in the amount of the excess of the statutory reserves over the then current “Required Level of Primary Security”.

The Company did not commute any material ceded reinsurance in 2018.

F-54

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes

The components of the net deferred tax asset/(liability) are as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital	(3) (Col 1 + 2) Total

	(in millions)
(a) Gross deferred tax assets	$1,674	$67	$1,741
(b) Statutory valuation allowance adjustments	121	-	121

(c) Adjusted gross deferred tax assets (a - b)	1,553	67	1,620
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	1,553	67	1,620
(f) Deferred tax liabilities	1,628	69	1,697

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$(75)	$(2)	$(77)

	December 31, 2017
	(4) Ordinary	(5) Capital	(6) (Col 4 + 5) Total

	(in millions)
(a) Gross deferred tax assets	$2,432	$63	$2,495
(b) Statutory valuation allowance adjustments	121	-	121

(c) Adjusted gross deferred tax assets (a - b)	2,311	63	2,374
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	2,311	63	2,374
(f) Deferred tax liabilities	2,289	72	2,361

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$22	$(9)	$13

	Change
	(7) (Col 1 - 4) Ordinary	(8) (Col 2 - 5) Capital	(9) (Col 7 + 8) Total

	(in millions)
(a) Gross deferred tax assets	$(758)	$4	$(754)
(b) Statutory valuation allowance adjustments	-	-	-

(c) Adjusted gross deferred tax assets (a - b)	(758)	4	(754)
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	(758)	4	(754)
(f) Deferred tax liabilities	(661)	(3)	(664)

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$(97)	$7	$(90)

The Company has recorded a valuation allowance against specific general business tax credit carryforwards of $121 million for the year ended December 31, 2018. These tax credits were generated by the legacy JHFC group and are subject to the separate return limitation rules. These credits will not expire until 2027, however due to restrictions on the utilization, management believes that it is more likely than not that the Company will not realize the benefit. In assessing the need for a valuation allowance, management considered the future reversal of taxable temporary differences, future taxable income exclusive of reversing temporary differences, taxable income in the carry back period, as well as tax planning strategies. Tax

F-55

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

planning strategies were considered to the extent they were both prudent and feasible and if implemented, would result in the realization of deferred tax assets.

The amount of adjusted gross deferred tax assets admitted under each component and the resulting increase in deferred tax assets by character are as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital	(3) (Col 1 + 2) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$65	$65
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	649	-	649
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	649	-	649
2. Adjusted gross deferred tax assets allowed per limitation threshold.	1,328	-	1,328
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	904	2	906

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$1,553	$67	$1,620

F-56

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	December 31, 2017
	(4) Ordinary	(5) Capital	(6) (Col 4 + 5) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$53	$53
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	742	-	742
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	742	-	742
2. Adjusted gross deferred tax assets allowed per limitation threshold.	1,212	-	1,212
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	1,569	10	1,579

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$2,311	$63	$2,374

	Change
	(7) (Col 1 - 4) Ordinary	(8) (Col 2 - 5) Capital	(9) (Col 7 + 8) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$12	$12
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	(93)	-	(93)
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	(93)	-	(93)
2. Adjusted gross deferred tax assets allowed per limitation threshold.	116	-	116
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	(665)	(8)	(673)

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$(758)	$4	$(754)

F-57

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	2018	2017

	(in millions)
(a) Ratio percentage used to determine recovery period and threshold limitation amount	800%	849%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$8,854	$8,082

Impact of tax planning strategies is as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$1,553	$67
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$1,553	$67
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

	December 31, 2017
	(3) Ordinary	(4) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$2,311	$63
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$2,311	$63
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

F-58

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Change
	(5) (Col 1 - 3) Ordinary	(6) (Col 2 - 4) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$(758)	$4
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$(758)	$4
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities for amounts described in ASC 740-10-25-3.

Current income taxes incurred consist of the following major components:

	Years Ended December 31,
	(1) 2018	(2) 2017	(3) (Col 1 - 2) Change

	(in millions)
1. Current income tax
(a) Federal	$(725)	$446	$(1,171)
(b) Foreign	-	-	-

(c) Subtotal	(725)	446	(1,171)
(d) Federal income tax on net capital gains	396	243	153
(e) Utilization of capital loss carryforwards	-	-	-
(f) Other	-	-	-

(g) Federal and foreign income taxes incurred	$(329)	$689	$(1,018)

F-59

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	December 31,
	(1) 2018	(2) 2017	(3) (Col 1 - 2) Change

	(in millions)
2. Deferred tax assets:
(a) Ordinary:
(1) Discounting of unpaid losses	$-	$-	$-
(2) Unearned premium reserve	-	-	-
(3) Policyholder reserves	654	1,489	(835)
(4) Investments	72	88	(16)
(5) Deferred acquisition costs	412	357	55
(6) Policyholder dividends accrual	53	49	4
(7) Fixed assets	-	-	-
(8) Compensation and benefits accrual	34	28	6
(9) Pension accrual	17	16	1
(10) Receivables - nonadmitted	54	48	6
(11) Net operating loss carryforward	35	-	35
(12) Tax credit carry-forward	333	329	4
(13) Other (including items <5% of total ordinary tax assets)	10	28	(18)

(99) Subtotal	$1,674	$2,432	$(758)
(b) Statutory valuation allowance adjustment	121	121	-
(c) Nonadmitted	-	-	-

(d) Admitted ordinary deferred tax assets (2(a)(99) - 2(b) - 2(c))	$1,553	$2,311	$(758)
(e) Capital:
(1) Investments	$67	$63	$4
(2) Net capital loss carryforward	-	-	-
(3) Real estate	-	-	-
(4) Other (including items <5% of total capital tax assets)	-	-	-

(99) Subtotal	$67	$63	$4
(f) Statutory valuation allowance adjustment	-	-	-
(g) Nonadmitted	-	-	-

(h) Admitted capital deferred tax assets (2(e)(99) - 2(f) - 2(g))	$67	$63	$4
(i) Admitted deferred tax assets (2(d)+2(h))	$1,620	$2,374	$(754)

F-60

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

3. Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$1,150	$1,178	$(28)
(2) Fixed assets	18	18	-
(3) Deferred and uncollected premium	9	9	-
(4) Policyholder reserves	324	934	(610)
(5) Other (including items <5% of total ordinary tax liabilities)	127	150	(23)

(99) Subtotal	$1,628	$2,289	$(661)
(b) Capital:
(1) Investments	$69	$72	$(3)
(2) Real estate	-	-	-
(3) Other (including items <5% of total capital tax liabilities)	-	-	-

(99) Subtotal	$69	$72	$(3)

(c) Deferred tax liabilities (3(a)(99) + 3(b)(99))	$1,697	$2,361	$(664)

4. Net deferred tax assets/liabilities (2(i) - 3(c))	$(77)	$13	$(90)

The change in net deferred income taxes is comprised of the following:

	December 31,
	2018	2017	Change

	(in millions)
Total deferred tax assets	$1,620	$2,374	$(754)
Total deferred tax liabilities	1,697	2,361	(664)

Net deferred tax assets (liabilities)	$(77)	$13	$(90)

Tax effect of unrealized gains and losses			137
Tax effect of unrealized foreign exchange gains (losses)			5
Other			(215)

Change in net deferred income taxes			$(17)

F-61

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 to income before income tax (including realized capital gains). The significant items causing this difference are as follows:

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Ordinary provisions computed at statutory rate	$(7)	$962	$294
Net realized capital gains (losses) before IMR at statutory rate	153	253	(173)
Change in nonadmitted assets	-	-	-
Reinsurance	77	22	(47)
Valuation allowance	-	-	71
Tax-exempt income	1	(22)	(16)
Nondeductible expenses	2	1	(1)
Foreign tax expense gross up	5	8	8
Amortization of IMR	(138)	(68)	(78)
Tax recorded in surplus	14	68	(4)
Dividend received deduction	(159)	(184)	(183)
Investment in subsidiaries	(18)	(25)	(25)
Prior year adjustment	(69)	(151)	(54)
Tax credits	(23)	(24)	(26)
Change in tax reserve	33	4	(200)
Pension	-	-	-
Tax rate change	(185)	570	-
Other	2	1	(1)

Total	$(312)	$1,415	$(435)

Federal and foreign income taxes incurred	$(725)	$446	$(121)
Capital gains tax	396	243	496
Change in net deferred income taxes	17	726	(810)

Total statutory income tax expense (benefit)	$(312)	$1,415	$(435)

F-62

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

As of December 31, 2018, the Company had the following carry forwards:

	Origination Year	Expiration Year	Amount

	(in millions)
Affordable housing tax credits	2001	2021	$1
	2002	2022	1
	2003	2023	1
	2004	2024	1
	2005	2025	1
	2006	2026	2
	2007	2027	23
	2008	2028	57
	2009	2029	54
	2010	2030	47
	2011	2031	41
	2012	2032	32
	2013	2033	21
	2014	2034	12
	2015	2035	5
	2016	2036	3
	2017	2037	1
	2018	2038	-

			$303

Net Operating Losses	2008	2023	$-
	2009	2024	-
	2010	2025	-
	2013	2028	-
	2014	2029	-
	2018		35

			$35

Foreign Tax Credits	2006	2016	$-
	2007	2017	-
	2008	2018	-
	2009	2019	-
	2010	2020	-
	2011	2021	-
	2012	2022	-
	2013	2023	-
	2014	2024	-
	2015	2025	-
	2016	2026	-
	2017	2027	-
	2018	2028	23

			$23

F-63

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Origination Year	Expiration Year	Amount

	(in millions)
Other credits	2000	2020	$-
	2001	2021	-
	2002	2022	-
	2003	2023	-
	2004	2024	-
	2005	2025	-
	2006	2026	-
	2007	2027	-
	2008	2028	-
	2009	2029	-
	2010	2030	-
	2011	2031	-
	2012	2032	-
	2013	2033	2
	2014	2034	2
	2015	2035	3
	2016	2036	-

			$7

With the enactment of the Tax Cuts and Jobs Act on December 22, 2017, the net operating loss carryback provision was repealed effective January 1, 2018. The federal income taxes incurred on capital gains available for recoupment in the event of future net capital losses were $0 million, $323 million and $0 million for the years 2018, 2017 and 2016 respectively.

The Company has no deposits under Section 6603 of the Internal Revenue Code.

The Company is included in the consolidated federal income tax return of JHFC with the following entities:

Essex Corporation	John Hancock Insurance Agency Inc.
Farmland Management Services, Inc.	John Hancock Leasing Corp.
Guide Financial, Inc.	John Hancock Life Insurance Company of New York
Hancock Farmland Services, Inc.	John Hancock Life & Health Insurance Company
Hancock Forest Management Inc.	John Hancock Natural Resource Corp.
Hancock Natural Resource Group Inc.	John Hancock Realty Advisors Inc.
JH 575 Rengstorff LLC	John Hancock Realty Mgt. Inc.
JH Hostetler LLC	John Hancock Signature Services Inc.
JH Kearny Mesa 5 LLC	Manulife Holding (USA) LLC
JH Kearny Mesa 7 LLC	Manulife (Michigan) Reassurance Company
JH Kearny Mesa 9 LLC	Manulife Reinsurance (Bermuda) Limited
JH Networking Insurance Agency Inc.	Manulife Reinsurance Limited
JH Ott LLC	Manulife Service Corporation
JH Tulare 8 LLC	MCC Asset Management Inc.
JHFS One Corp.	PT Timber Inc.
John Hancock Assignment Company	Signator Insurance Agency Inc.
John Hancock Financial Corporation	Signator Investors Inc.
John Hancock Financial Network Inc.	The Manufacturers Investment Corporation

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company’s income tax expense (benefit) is computed as if the Company filed separate federal income tax returns with tax benefits provided for operating losses and tax credits when utilized by the consolidated group. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements.

F-64

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

Taxes receivable from (payable to) affiliates are ($47) million and ($156) million at December 31, 2018 and 2017, respectively, and are included in other assets or current federal income taxes payable on the Balance Sheets.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service (“IRS”). Effective for 2010, the Company’s common parent, JHFC, merged into Manulife Holdings (Delaware) LLC (“MHDLLC”) resulting in a new combined group. With respect to the legacy MHDLLC consolidated return group, the IRS audit for tax years through 2009 have been closed. With respect to the legacy JHFC group, the IRS has completed its examinations of tax years 1997 through 2009. On March 30, 2016, the Company and the IRS finalized an agreement for tax years 2002-2009. The agreement applies the U.S. Tax Court’s opinion on the Company’s tax treatment of certain leveraged lease investments pertaining to tax years 1997-2001. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

In August 2017, the Company received and signed an IRS Revenue Agent Report for tax years 2010-2013. Tax years 2014 and forward are open under the statute of limitations.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2018	2017

	(in millions)
Balance at beginning of year	$60	$37
Additions based on tax positions related to the current year	2	14
Payments	-	-
Additions for tax positions of prior years	48	22
Reductions for tax positions of prior years	(2)	(13)

Balance at end of year	$108	$60

Included in the balances as of December 31, 2018 and 2017, are $108 million and $75 million, respectively, of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate. Included in the balances as of December 31, 2018 and 2017, are ($1) million and ($16) million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company’s liability for unrecognized tax benefits is not expected to materially change in the next twelve months.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense in the Statements of Operations. The Company recognized approximately ($3) million, ($10) million, and ($177) million of interest expense / (benefit) for the years ended December 31, 2018, 2017 and 2016, respectively. The Company had approximately $6 million and $6 million accrued for interest as of December 31, 2018 and 2017, respectively. The Company did not recognize any material penalties for the years ended December 31, 2018, 2017 and 2016.

The Company reported a Repatriation Transition Tax liability in the amount of $1 million for 2017. This amount was fully remitted to the IRS with the filing of the 2017 federal income tax return.

As of December 31, 2017, the Company reported an Alternative Minimum Tax (AMT) Credit carryforward of $485 million, all of which was recorded as a current tax recoverable. The Company expects to recover $243 million of this balance with the filing of its 2018 tax return, while the remaining $242 million is expected to be recovered in 2019 through 2021.

With the enactment of the Tax Cuts and Jobs Act (the “Act”) on December 22, 2017, the Company applied existing guidance to the best available information in the recording of its tax provisions reflected in the 2017 financial statements. In 2018, the Company completed its analysis on the income tax effects of the Act and adjusted its provisional amounts accordingly. The Company updated policy level tax reserves and reflected impacts of $108 million in its temporary differences for Actuarial Liabilities in both deferred tax assets and deferred tax liabilities. The transitional deferred tax liability is being amortized into taxable income over 8 years, in the amount of $13 million per year. In addition, with the completion of the 2017 tax return,

F-65

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

the Company recorded all provision to return adjustments of which ($185) million impacted the effective tax rate related to the revaluation of deferred tax assets and liabilities from 35% to 21%.

10. Capital and Surplus

There are no restrictions placed on the Company’s unassigned surplus other than restrictions on dividend payments described below.

Under Michigan State insurance laws, no insurer may pay any shareholder dividends from any source other than statutory earned surplus without the prior approval of the Director. Dividends to the shareholder that may be paid without prior approval of the Director are limited by the laws of the State of Michigan. Such dividends are permissible if, together with other dividends or distributions made within the preceding 12 months, they do not exceed the greater of 10% of the JHUSA surplus as of December 31 of the preceding year, or the net gain from operations excluding realized capital gains and (losses) for the 12 month period ending December 31 of the immediately preceding year. For the years ended December 31, 2018, 2017 and 2016, the Company paid ordinary dividends of $600 million, $807 million and $0 million and extraordinary dividends of $0 million, $93 million, and $0 million to its parent company MIC, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2018 and 2017, based on calculations pursuant to those requirements, the Company’s total adjusted capital exceeds the company action level RBC.

The Company has surplus notes described below in the amount of $585 million outstanding as of December 31, 2018. During 2016, $405 million was repaid. The issuance of the surplus notes was approved by the insurance regulators with the following repayment conditions and restrictions: payment of principal and accrued interest otherwise required or permissible cannot be made unless approved by the Board of Directors, approved in writing by the Director, and the Company has sufficient earned surplus or such other funds as may be approved by the Director available for such payment.

Surplus notes in the amount of $450 million were issued on February 25, 1994, for cash pursuant to Rule 144A under the Securities Act of 1933. 100% of the issued and outstanding surplus notes are represented by a global note registered in the name of a nominee of the Depository Trust Company. The interest rate is fixed at 7.375%, and interest is payable semi-annually. The notes mature on February 15, 2024. Interest expense was $33 million for years ended December 31, 2018, 2017 and 2016. Total interest paid through December 31, 2018 was $813 million.

Pursuant to two subordinated surplus notes dated September 30, 2008, the Company borrowed the respective amount of $295 million and $110 million from an affiliate, John Hancock Insurance Agency, Inc. (“JHIA”). The interest rate is fixed at 7% per annum and is payable semi-annually. The surplus notes which were to have matured on March 31, 2033 were repaid on November 1, 2016. For the year ended December 31, 2016, the combined interest expense on the notes was $31 million.

Pursuant to an amended and restated subordinated surplus note dated September 30, 2008, the Company borrowed $136 million from JHFC. Interest is calculated and reset quarterly at a fluctuating rate equal to 3-month LIBOR plus 125 basis points and is payable semi-annually. The note which was to have matured on December 15, 2016 was extended to December 14, 2021. Interest expense was $5 million, $3 million, and $3 million for the years ended December 31, 2018, 2017 and 2016, respectively. Total interest paid through December 31, 2018 was $24 million.

Under Michigan State liquidation statutes, the claims of the Depository Trust Company and JHFC (“the surplus noteholders”) come before those of the Company’s shareholders. There is no preferential treatment in claims between the surplus noteholders.

F-66

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months’ notice. Under the various agreements, the Company will pay a fee for services received under the agreement which includes legal, actuarial, investment, data processing, accounting, and certain other administrative services. Management fees relating to the agreement were $296 million, $347 million, and $329 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

The Company has Administrative Service Agreements with its subsidiaries and affiliates whereby the Company will be reimbursed for operating expenses incurred by the Company. Services provided under the agreement include legal, personnel, marketing, investment accounting, and certain other administrative services and are billed based on intercompany cost allocations or total average daily net assets. The amounts earned under the agreements were $748 million, $767 million, and $811 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Balance Sheets and Statements of Operations may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Other

During 2018, 2017 and 2016, respectively, the Company received dividends of $28 million, $31 million, and $34 million from John Hancock Investment Management Services LLC, $83 million, $72 million, and $71 million from JHD, $100 million, $0 million, and $0 million from JHNY, $0 million, $0 million, and $0 million from JHLH, $404 million, $231 million, and $214 million from John Hancock Subsidiaries, LLC (“JHS LLC”), and $0 million, $0 million, and $19 million from John Hancock Partnership Holdings I & II, $1 million, $10 million, and $0 million from CLA CRE Opportunity Fund I LP and $27 million, $0 million and $0 million from CIP / MCRT Longview Meadows LLC (“Concord Mews”). These dividends are included in the Company’s net investment income.

During 2018 and 2017, the Company made a capital contribution of $0 million and $0 million to JHS LLC.

The Company did not make a capital contribution to its wholly-owned subsidiary, MMRC in 2018. During 2017, the Company made a capital contribution of $40 million to MMRC, in exchange for one hundred and one shares of the common stock of MMRC.

During 2018 and 2017, the Company received a return of capital of $80 million and $0 million from its 91% ownership of Concord Mews.

The Company did not own any shares of the stock of its parent, MIC, or its ultimate parent, MFC at December 31, 2018 and 2017, respectively.

The Company did not recognize any impairment write-down for its investment in subsidiaries, controlled or affiliated companies for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company is the owner and beneficiary of corporate owned life insurance (“COLI”) policies issued by JHLH. The asset balances equal to the cash surrender value of the internal COLI policies was $572 million and $558 million at December 31, 2018 and 2017, respectively.

The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Second Restated and Amended Liquidity Pool and Loan Facility Agreement effective January 1, 2010. The maximum aggregate amounts that JHUSA can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on U.S. dollar funds will be reset daily to the one-month U.S. Dollar

F-67

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

London Inter-Bank Bid Rate (“LIBID”) and interest payable on Canadian dollar funds is based off the one-month Canadian Dollar Offering Rate (“CDOR”) plus a spread.

The following table details the affiliates and their participation in the Company’s Liquidity Pool:

	December 31,
	2018	2017

	(In millions)
The Manufacturers Investment Corporation	$66	$134
John Hancock Financial Corporation	113	114
Manulife Reinsurance Limited	17	56
Manulife Reinsurance (Bermuda) Ltd.	141	111
Manulife (Michigan) Reassurance Company	6	4
John Hancock Life & Health Insurance Company	159	180
John Hancock Reassurance Company, Ltd.	91	179
John Hancock Life Insurance Company New York	293	170
John Hancock Investment Management Services LLC	25	23
John Hancock Subsidiaries LLC	24	31
John Hancock Insurance Agency, Inc.	5	5
Essex Corporation	1	-
JH Signature Services Inc.	9	8
JH Partnership Holdings I, II LP	-	7
John Hancock Realty Advisors	6	2
JH Advisors LLC	47	66
Manulife Asset Management (US) LLC	35	76
Hancock Capital Investment Management LLC	15	11
John Hancock RPS, LLC	41	31
The Berkeley Financial Group, LLC	2	2
Manulife Holdings (USA), LLC	-	-
Signator Insurance Agency, Inc.	11	11
JH Networking Insurance Agency, Inc.	4	5
John Hancock Administrative Services LLC	-	-
John Hancock Financial Network, Inc.	45	1
Hancock Natural Resource Group, Inc.	68	30
Hancock Forest Management, Inc.	5	5
John Hancock Personal Financial Services, LLC	1	2
John Hancock Funding Company LLC	(9)	-

Total	$1,221	$1,264

Effective March 31, 1996, MLI provides a claims paying guarantee to certain U.S. policyholders. The claims guarantee agreement was terminated effective August 13, 2008, but still remains in effect with respect to policies issued by the Company prior to that date.

MFC fully and unconditionally guarantees payments from the guarantee periods of the accumulation phase for certain of the Company’s market value adjusted annuity contracts.

MFC fully and unconditionally guarantees JHLICO’s SignatureNotes. In December 2009, the entity that formerly issued these notes, JHLICO, ceased to exist and its property and obligations became the property and obligations of the Company.

MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other

F-68

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

guarantees or obligations of MFC, which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes.

The Company also enters into debt and reinsurance transactions with its affiliates. Refer to the debt and reinsurance notes for further details.

12. Commitments, Guarantees, Contingencies, and Legal Proceedings

Commitments: The Company has extended commitments to purchase long-term bonds of $723 million, purchase other invested assets of $2,118 million, purchase real estate of $87 million, and issue agricultural and commercial mortgages of $152 million at December 31, 2018. If funded, loans related to real estate mortgages would be fully collateralized by related properties. Approximately 42% of these commitments expire in 2019.

There were no leasing arrangements that the Company entered into as lessee which could have a material financial effect.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. In conjunction with the September 25, 2018 sale of the home office property, the total lease commitment for future years related to the office ground lease was reduced by $343 million. During 2012, the Company entered into a parking lease agreement, which expires on December 31, 2050. The terms of the lease agreements provide for adjustments in future periods. The future minimum lease payments, by year and in the aggregate, under these leases and other non-cancelable operating leases along with the associated sub-lease income are as follows:

Non-cancelable Operating Leases
(in millions)
2019	$9
2020	8
2021	5
2022	3
2023	3
Thereafter	16

Total	$44

The Company does not have any sublease income related to its office space.

The Company’s investment in leveraged leases relates to equipment used primarily in the transportation industries; however, this type of leasing transaction is not a significant part of the Company’s business activities in terms of revenue, net income, or assets.

As of December 31, 2018, the Company recorded a restructuring charge of approximately $56 million, net of tax, primarily related to a voluntary early retirement program as well as costs to optimize our real estate footprint in the United States.

Guarantees: In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under statutory accounting principles.

The Company has issued guarantee agreements pursuant to which the Company guarantees the obligations of JHNY and JHLH under the OTC International Swaps and Derivatives Association, Inc. (“ISDA”) cleared and exchange-traded derivative agreements and transactions entered into by JHNY and JHLH with external counterparties. The ISDA guarantees are subject to an overall limit of $1 billion of Potential Future Exposure, using a three-week and 95% confidence parameters, in calculating the counterparty risk exposure.

The Company is party to a financial support agreement with JHLH pursuant to which it has agreed to maintain JHLH’s capital level such that its risk-based capital ratio shall be at or above 225% of the company action level annually. In addition,

F-69

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

12. Commitments, Guarantees, Contingencies, and Legal Proceedings - (continued)

under the terms of the financial support agreement, the Company undertakes to provide sufficient liquidity to enable JHLH to make timely payment of its contractual obligations.

Contingencies: The Company is an investor in a number of leasing transactions. On August 5, 2013, the U.S. Tax Court issued an opinion effectively ruling in the government’s favor in the litigation between John Hancock and the IRS involving the tax treatment of John Hancock’s investment in certain leveraged leases. On March 30, 2016, the Company and the IRS finalized an agreement determining the impact of the decision on tax years subsequent to the years that were decided by the Court. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

The Company acts as an intermediary/broker in OTC derivative instruments. In these cases, the Company enters into derivative transactions on behalf of affiliated companies and then enters into offsetting derivative transactions with the affiliate. In the event of default of either party, the Company is still obligated to fulfill its obligations with the other party.

The Company is subject to insurance guaranty fund laws in the states in which it does business. Pursuant to these laws, insurance companies are assessed, and required to make periodic payments, to be used to pay benefits to policyholders and claimants of insolvent or rehabilitated insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position.

Legal Proceedings: The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, an employer, and a taxpayer. In addition, the Michigan Department of Insurance and Financial Services, the Michigan Attorney General, the SEC, the Financial Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. An estimation of the range of potential outcomes in any given matter is often unavailable until such matters have developed and sufficient information emerges to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

A class action against the Company is pending in the U.S. District Court for the Southern District of New York (the “Southern District of NY”) in which claims are made that the Company breached, and continues to breach, the contractual terms of certain universal life policies issued between approximately 1990 and 2006 by including impermissible charges in its cost of insurance (“COI”) calculations and certain other rider charges. The Company believes that its COI calculations have been, and continue to be, in accordance with the terms of the policies. In May 2018, the parties agreed to the financial terms of a settlement in the amount of $91 million. On November 1, 2018, the court granted preliminary approval of the $91 million settlement for Besen and scheduled a fairness hearing for February 19, 2019. Distribution of notice of the settlement to the class commenced on December 26, 2018. A similar class action based on the same policy language in dispute in the case pending in New York had been pending in California. The parties have settled all claims alleged in the California action. On May 8, 2018, the court granted final approval of the settlement, and the settlement amount of $60 million has been paid.

In June 2018, a class action was initiated against the Company in the Southern District of NY on behalf of owners of performance universal life policies issued between 2003 and 2009 whose policies are subject to a COI increase announced in 2018. In October 2018, an almost identical class action was initiated against the Company in the Southern District of New York. It was filed as a related case as the one filed in June and has been assigned to the same judge. Discovery has commenced in these cases and will continue through 2019. It is too early to assess the range of potential outcomes for these two related lawsuits.

F-70

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

13. Annuity Actuarial Reserves

The Company’s annuity actuarial reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2018
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$522	$337	$1,385	$2,244	2%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	109,160	109,160	83%

Total with adjustment or at fair value	524	337	110,545	111,406	85%
At book value without adjustment (minimal or no charge or adjustment)	4,937	-	-	4,937	4%
Not subject to discretionary withdrawal	14,577	207	147	14,931	11%

Total (gross)	20,038	544	110,692	131,274	100%

Reinsurance ceded	10,830	-	-	10,830

Total (net)	$9,208	$544	$110,692	$120,444

	December 31, 2017
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$448	$400	$1,720	$2,568	2%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	124,432	124,432	84%

Total with adjustment or at fair value	450	400	126,152	127,002	86%
At book value without adjustment (minimal or no charge or adjustment)	5,412	-	-	5,412	4%
Not subject to discretionary withdrawal	14,987	227	171	15,385	10%

Total (gross)	20,849	627	126,323	147,799	100%

Reinsurance ceded	4,526	-	-	4,526

Total (net)	$16,323	$627	$126,323	$143,273

F-71

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts

Separate accounts held by the Company include individual and group variable annuity and variable life products that offer guaranteed and non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The deposits related to variable annuities generally provide a GMDB. For annuity products, this can take the form of either (a) return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary; or (d) a combination benefit of (b) and (c) above. The assets and liabilities of these accounts are carried at fair value. The GMDB reserve is held in the Company’s general account policy reserves.

The Company sold contracts with GMIB riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity which may be elected by the contract holder after a stipulated waiting period (7 to 15 years), and which may be larger than what the contract account balance could purchase at then-current annuity purchase rates.

The Company sold contracts with a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Reinsurance has been utilized to mitigate risk related to some of the GMDB and GMIB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

The assets legally insulated from the general account are attributed to the following products/transactions:

Product/Transaction	Separate Account Legally Insulated Assets		Separate Account Not Legally Insulated Assets

	December 31,
	2018	2017	2018	2017

	(in millions)
Group Annuity Contracts (401K)	$78,443	$87,377	$-	$-
Variable and Fixed Annuities	29,250	35,552	21	23
Life Insurance	12,771	14,081	-	-
Fixed Products - Institutional and stable value fund	1,743	2,140	-	-
Fixed Products - Retail	26	26	351	413
Investments - Funds	1,526	1,555	-	-

Total	$123,759	$140,731	$372	$436

F-72

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

To compensate the general account for the risk taken, the separate account paid risk charges and amounts toward separate account guarantees as follows:

	Risk Charges Paid to General Account	Amounts toward Separate Account Guarantees

	(in millions)
2018	$210	$54
2017	$220	$62
2016	$231	$89
2015	$241	$59
2014	$252	$74

The Company had the following variable annuities with guaranteed benefits:

	December 31,
	2018	2017

	(in millions, except for ages)
Account value	$29,577	$36,044
Amount of reserve held	1,230	821
Net amount at risk - gross	7,778	4,817
Weighted average attained age	69	69

The following assumptions and methodology were used to determine the amounts above at December 31, 2018 and 2017:

•

Actuarial Guideline 43 (“AG 43”) is used in both years to determine the aggregate reserve for products falling under the scope. Assumptions used in the standard scenario are prescribed by the guideline. Assumptions used in the stochastic scenarios are detailed below.

•	The stochastically generated projection scenarios have met the scenario calibration criteria prescribed in AG 43.

•

In 2018 and 2017, annuity mortality is based on the Ruark Variable Annuity Table, which is based on an industry study of variable annuity deaths. The table is further adjusted by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

•

In 2018 and 2017, annuity base lapse rates vary by product, policy year, and rider type, where the lapse rates range from 0.5% to 40% for GMDB, GMIB and GMWB. In 2018 the base lapse rates also varied by utilizer status. These rates are dynamically reduced for guarantees that are in-the-money. Beginning in 2012, rates are also dynamically increased for GMWBs that are out-of-the-money.

•	For variable annuities, the swap curve at December 31 is used for discounting in both years.

•	For variable annuities, mean return, volatility and correlation assumptions are determined by indices, which have met the calibration criteria prescribed in AG 43.

Account balances of variable contracts with guarantees were invested in various separate accounts with the following characteristics:

F-73

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

	December 31,
	2018	2017

	(in millions)
Type of Fund
Equity	$24,071	$28,880
Balanced	8,365	10,009
Bonds	5,615	6,381
Money Market	517	519

Total	$38,568	$45,789

Information regarding the separate accounts of the Company is as follows:

	December 31,
	2018			2017

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Premiums, deposits and other considerations	$-	$14,007	$14,007	$-	$14,395	$14,395

Reserves for accounts with assets at:
Fair value	544	123,076	123,620	627	139,896	140,523
Amortized cost	-	-	-	-	-	-

Total	$544	$123,076	$123,620	$627	$139,896	$140,523

F-74

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

	December 31,
	2018			2017

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$337	$1,385	$1,722	$400	$1,720	$2,120
At book value without fair value adjustments and with current surrender charge of 5% or more	-	1,329	1,329	-	1,494	1,494
At fair value	-	118,543	118,543	-	134,740	134,740
At book value without fair value adjustments and with current surrender charge of less than 5%	-	1,671	1,671	-	1,771	1,771

Subtotal	337	122,928	123,265	400	139,725	140,125
Not subject to discretionary withdrawal	207	148	355	227	171	398

Total	$544	$123,076	$123,620	$627	$139,896	$140,523

Amounts transferred to and from separate accounts are as follows:

	December 31,
	2018	2017	2016

	(in millions)
Transfers to separate accounts	$15,071	$17,679	$17,163
Transfers from separate accounts	22,687	26,385	22,744

Net transfers to (from) separate accounts	$(7,616)	$(8,706)	$(5,581)

F-75

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

15. Employee Benefit Plans

Retirement Plans: The Company participates in the John Hancock Pension Plan, a qualified defined benefit plan that covers substantially all of its employees. The Company also participates in the John Hancock Non-Qualified Pension Plan, a nonqualified defined benefit plan for employees whose qualified cash balance benefit is restricted by the Internal Revenue Code. Both plans are sponsored by MIC. The non-qualified defined benefit plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under this plan continue to be subject to the plan’s provisions.

The Company is jointly and severally liable for the funding requirements of the plans and will recognize its allocation, from MIC, of the required contributions to the plans as pension expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate payments into the trust for the qualified plan and payments to participants for the non-qualified plan. The expense for these plans was $26 million, $34 million, and $30 million in 2018, 2017 and 2016, respectively.

The Company participates in the John Hancock Supplemental Retirement Plan, a non-qualified defined contribution plan maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for this plan was not material for the years ended 2018, 2017 and 2016, respectively. The prior non-qualified defined contribution plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company also maintains a separate rabbi trust for the purpose of holding assets to be used to satisfy its obligations with respect to certain other non-qualified retirement plans of $308 million and $328 million at December 31, 2018 and 2017, respectively. In the event of insolvency of the Company, the rabbi trust assets can be used to satisfy claims of general creditors.

During the year, the Company implemented its North American voluntary early retirement program. The program will result in the voluntary separation of 229 employees in the U.S. by the end of 2019. A curtailment loss of $7 million resulting from the program was recorded by MIC in earnings during the 4th quarter of 2018. This loss represents the change in net defined benefit and retiree welfare liabilities due to employees separating sooner and with different post-retirement benefits than had previously been assumed. The Company will recognize its allocation of the curtailment loss in earnings as payments to participants are made.

401 (k) Plans: The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. Both plans are sponsored by JHUSA. Expense is primarily comprised of the amounts the Company contributes to the plans, which fully matches eligible participants’ basic pre-tax or Roth contributions, subject to a 4% per participant maximum. The expense for the defined contribution plans was not material for the years ended 2018, 2017 and 2016, respectively.

Deferred Compensation Plan: The Company maintains the Deferred Compensation Plan for Certain Employees of John Hancock, and the Deferred Compensation Plan of the John Hancock Financial Network, both of which are deferred compensation plans sponsored by MFC. These plans are for a select group of management or highly compensated employees and certain qualified agents. The plans are fully funded and accounts are maintained by a third-party administrator. Under these plans, participants have the flexibility and opportunity to invest their plan balances in mutual funds. The liability for these plans at December 31, 2018 and 2017 was $108 million and $112 million, respectively.

Prior to January 1, 2006, the Company offered the Legacy Deferred Compensation Plan for Certain Employees of John Hancock Life Insurance Company (USA), the legacy plan, which is closed to new participation and is unfunded. These are notional accounts and all liabilities have remained with the Company and are paid out of general account assets when a distribution is taken. The liability for this plan was not material as of December 31, 2018 and 2017 respectively.

Postretirement Benefit Plan: The Company participates in the John Hancock Employee Welfare Plan which is sponsored by MIC. Consistent with the pension plan, the Company is jointly and severally liable for the funding requirements of the plan and will recognize its allocation, from MIC, of the benefits earned by plan participants as postretirement benefits expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate the benefits earned; i.e., service cost, relating to participants employed by the Company. In addition, any difference between

F-76

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

15. Employee Benefit Plans - (continued)

actual cash paid for benefits to plan participants and benefits earned is recorded directly to unassigned surplus. The expense and charge to surplus for the John Hancock Employee Welfare Plan were not material for the years ended 2018, 2017 and 2016, respectively.

16. Lines of Credit, Consumer Notes and Affiliated Debt

Lines of Credit: At December 31, 2018, JHUSA and MIC share in a committed line of credit established by MFC totaling $1 billion, which was extended to 2023. MFC will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants, as long as any amount is owed to the lender under the agreement. At December 31, 2018, the Company had no outstanding borrowings under the agreement.

The Company had a committed line of credit agreement established by MLI totaling $1 billion. MLI committed, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants as long as any amount is owed to the lender under the agreement. The committed line of credit expired on March 18, 2018.

At December 31, 2018, the Company, MFC, and other MFC subsidiaries had a committed line of credit through a group of banks totaling $500 million pursuant to a multi-year facility, which will expire in 2021. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, MFC is required to maintain a certain minimum level of net worth, and MFC and the Company are required to comply with certain other covenants, which were met at December 31, 2018. At December 31, 2018, MFC and its subsidiaries, including the Company, had no outstanding borrowings under the agreement.

At December 31, 2018, the Company had a line of credit agreement established with JHS LLC totaling up to $120 million, which will expire February 15, 2022. Under the agreement, the Company may loan funds, when requested, at prevailing interest rates as determined in accordance with the line of credit agreement. At December 31, 2018, the Company had $115 million outstanding borrowings under the agreement with a fair value of $115 million. This loan replaced a senior note receivable for $30 million issued by JHS LLC during 2016, and additional advances of $25 million on February 15, 2017 and $60 million on May 21, 2018. Interest on the loan is calculated at a fluctuating rate equal to the 360 day-year for the actual number of days elapsed and is payable annually. The combined interest income on the loans was $3 million and $1 million for the year ended December 31, 2018 and 2017.

Effective April 17, 2018, the Company entered into a committed line of credit agreement with John Hancock Funding Company LLC, (“JHFLLC”), a wholly-owned subsidiary of JHS LLC, totaling up to $400 million which will expire April 27, 2023. Under the agreement, the Company may loan funds, when requested, at prevailing interest rates as determined in accordance with the line of credit agreement. Interest on the loan is calculated at a fluctuating rate equal to the 360 day-year for the actual number of days elapsed and is payable quarterly. At December 31, 2018, the Company had no outstanding borrowings under the agreement.

Consumer Notes: The Company issued consumer notes through its SignatureNotes Program. SignatureNotes may be redeemed upon the death of the holder, subject to an annual overall program redemption limitation of 1% of the aggregate securities outstanding, or $1 million, or an individual redemption limitation of $200,000 of aggregate principal. SignatureNotes have a variety of issue dates, maturities, interest rates and call provisions. The notes payable balance as of December 31, 2018 and 2017 was $154 million and $197 million, respectively. Interest ranging from 4.9% to 6.0%. The notes are due in varying amounts to 2032.

Aggregate maturities of consumer notes are as follows: 2019-$16 million; 2020-$0 million; 2021-$0 million; 2022-$13 million; 2023-$33 million; and thereafter $92 million.

Interest expense on consumer notes, included in benefits to policyholders, was $10 million, $11 million, and $12 million in 2018, 2017 and 2016, respectively. Interest paid amounted to $8 million, $11 million, and $11 million in 2018, 2017 and 2016, respectively.

F-77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

Affiliated Debt: Pursuant to a demand note receivable dated September 30, 2008, the Company had $295 million outstanding with MIC. The note, which was to have matured on March 31, 2013, was extended to March 31, 2018. This note was reported as a nonadmitted asset at December 31, 2016 since the counterparty is the parent entity of the Company; however, this note continued to accrue interest throughout the duration of the contract as per the terms of the note. Prior to March 31, 2013, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 83 basis points per annum. Following the extension, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 180 basis points per annum. Interest income was $0 million, $7 million, and $7 million for the years ended December 31, 2018, 2017 and 2016, respectively. The demand note receivable was fully repaid on September 30, 2017.

Pursuant to a promissory note dated June 28, 2012, the Company borrowed $153 million from Manulife Finance Switzerland AG (“MFSA”). Interest on the loan was calculated at a fluctuating rate equal to 3-month LIBOR plus 90 basis points per annum and was payable quarterly. In addition, the Company renewed two previously outstanding promissory notes to MFSA with an outstanding balance of $7 million and combined these notes with the new note issued on June 28, 2012, thus bringing the total principal balance due to $160 million. On June 3, 2015, the maturity date was extended for a period of one year to June 28, 2016. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2015. On May 31, 2016, the maturity date was extended for a period of one year to June 28, 2017. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2016. On May 22, 2017, the maturity date was extended for a period of one year to June 28, 2018. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2017. Interest expense was $0 million, $3 million, and $3 million for the years ended December 31, 2018, 2017 and 2016, respectively. The promissory note was fully repaid as of December 31, 2017.

Pursuant to a senior note receivable dated December 9, 2014, the Company had $40 million outstanding with JHS LLC as of December 31, 2016. During 2017, JHS LLC repaid $15 million of the outstanding loan bringing the outstanding principal balance to $25 million with a fair value of $25 million as of December 31, 2017. During 2018, JHS LLC repaid $15 million of the outstanding loan bringing the outstanding principal balance to $10 million with a fair value of $10 million as of December 31, 2018. The note matures on December 9, 2019. Interest on the loan is calculated at a fluctuating rate equal to the 3-month LIBOR rate plus 180 basis points per annum and is payable quarterly. Interest income was $1 million, $1 million, and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

FHLB (Federal Home Loan Bank) Agreements: The Company is a member of the Federal Home Loan Bank of Indianapolis (FHLBI). The Company uses advances from the FHLBI as a part of its liquidity management program, and any funds obtained for this purpose would be accounted for as borrowed money.

F-78

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

The following table indicates the aggregate amount of the FHLBI capital stock held related to the agreement:

	December 31, 2018
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock - Class A	$-	$-	$-
(b) Membership stock - Class B	19	19	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$19	$19	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$430

	December 31, 2017
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock - Class A	$-	$-	$-
(b) Membership stock - Class B	19	19	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$19	$19	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$421

FHLBI membership stock of $0 million and $0 million was classified as not eligible for redemption for the years ended December 31, 2018 and 2017, respectively.

The following table indicates the collateral pledged to the FHLBI at the end of the year:

December 31, 2018
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

December 31, 2017
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

The following table indicates the maximum collateral pledged to the FHLBI during the year:

F-79

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

December 31, 2018
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$-	$-	$-

December 31, 2017
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$803	$755	$400
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$803	$755	$400

The following table represents the aggregate amount of borrowing from FHLBI:

December 31, 2018
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	$-
(b) Funding agreements	-	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

December 31, 2017
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	$-
(b) Funding agreements	-	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

The maximum amount of aggregate borrowings from FHLBI during 2018 was $0 million. The Company is not subject to any prepayment obligations under current borrowing agreements.

17. Closed Block

The Company operates a closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The JHUSA closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999.

F-80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

17. Closed Block - (continued)

Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues.

Assets allocated to the closed block inure solely to the benefit of policyholders included in the closed block and will not revert to the benefit of the shareholders of the Company. In addition, if the assets allocated to the closed block and the revenues from the closed block business prove to be insufficient to pay the benefits guaranteed in the closed block, the Company will be required to make payments from its general funds in an amount equal to the shortfall.

If, over time, the aggregate performance of the assets and policies of a closed block is better than was assumed in funding that closed block, dividends to policyholders for that closed block will be increased. If, over time, the aggregate performance of the assets and policies of a closed block is less favorable than was assumed in funding that closed block, dividends to policyholders for that closed block will be reduced.

No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without prior notification to or approval of the Insurance Department.

The excess of the closed block liabilities over the closed block assets represents the expected future post-tax contribution from the closed block which may be recognized in income over the period the policies and contracts in the closed block remain in force.

The following table sets forth certain summarized financial information relating to the JHUSA closed block.

	JHUSA
	2018	2017

	(in millions)
Assets:
Bonds	$2,222	$2,744
Stocks:
Preferred stocks	-	-
Common stocks	-	-
Mortgage loans on real estate	327	247
Real estate	661	704
Cash, cash equivalents and short-term investments	332	4
Policy loans	1,734	1,694
Other invested assets	407	248

Total cash and invested assets	5,683	5,641
Investment income due and accrued	110	102
Premiums due	4	5
Net deferred tax asset	32	73
Other closed block assets	372	46

Total closed block assets	$6,201	$5,867

Obligations:
Policy reserves	5,407	5,515
Policyholders’ and beneficiaries’ funds	58	60
Dividends payable to policyholders	304	322
Policy benefits in process of payment	61	71
Other policy obligations	6	1
Other closed block obligations	663	500

Total closed block obligations	$6,499	$6,469

F-81

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

18. Subsequent Events

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2018 financial statements through April 3, 2019, the date the financial statements were issued.

The Company has a number of reinsurance agreements with Scottish Re (U.S.), Inc. (“SRUS”). On March 6, 2019, SRUS was declared impaired and placed into rehabilitation by the Delaware Chancery Court with the anticipation that a Plan of Rehabilitation that addresses and removes the causes of SRUS’s impairment be submitted to the Receiver and the Court for approval. In the event a Plan of Rehabilitation is not submitted and approved, the rehabilitation proceedings could convert into liquidation proceedings. As of December 31, 2018, the Company recorded a reserve credit and a reinsurance receivable of approximately $209 million and $33 million, respectively, related to the various agreements with SRUS.

F-82

AUDITED FINANCIAL STATEMENTS

John Hancock Variable Life Separate Account S of John Hancock Life Insurance Company (U.S.A.)

December 31, 2018

John Hancock Variable Life Separate Account S

Audited Financial Statements

December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of

John Hancock Life Insurance Company (U.S.A.) Separate Account S

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account S (the “Separate Account”), as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the two years ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018 and the results of its operations and changes in contract owners’ equity for the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies, or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1993.

Boston, Massachusetts

April 3, 2019

3

Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account S

500 Index Fund Series NAV	M Capital Appreciation
Active Bond Trust Series NAV	M International Equity
Money-Market Trust Series NAV	M Large Cap Growth
American Asset Allocation Trust Series I	M Large Cap Value
American Global Growth Trust Series I	Main Management Insurance Fund Class A
American Growth Trust Series I	Managed Volatility Aggressive Portfolio Series NAV
American Growth-Income Trust Series I	Managed Volatility Balanced Portfolio Series NAV
American International Trust Series I	Managed Volatility Conservative Portfolio Series NAV
Blue Chip Growth Trust Series NAV	Managed Volatility Growth Portfolio Series NAV
Select Bond Trust Series NAV	Managed Volatility Moderate Portfolio Series NAV
Capital Appreciation Trust Series NAV	Mid Cap Index Trust Series NAV
Capital Appreciation Value Trust Series NAV	Mid Cap Stock Trust Series NAV
Core Bond Trust Series NAV	Mid Value Trust Series NAV
Emerging Markets Value Trust Series NAV	PIMCO All Asset
Equity Income Trust Series NAV	Real Estate Securities Trust Series NAV
Financial Industries Trust Series NAV	Science & Technology Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Short Term Government Income Trust Series NAV
Fundamental Large Cap Value Trust Series NAV	Small Cap Stock Trust Series NAV
Global Bond Trust Series NAV	Small Cap Index Trust Series NAV
Global Trust Series NAV	Small Cap Opportunities Trust Series NAV
Health Sciences Trust Series NAV	Small Cap Value Trust Series NAV
High Yield Trust Series NAV	Small Company Value Trust Series NAV
International Equity Index Series NAV	Strategic Income Opportunities Trust Series NAV
International Growth Stock Trust Series NAV	Total Bond Market Series Trust NAV
International Small Company Trust Series NAV	Total Stock Market Index Trust Series NAV
International Value Trust Series NAV	Ultra Short Term Bond Trust Series NAV
Investment Quality Bond Trust Series NAV	Utilities Trust Series NAV
Lifestyle Conservative Portfolio Series NAV
Lifestyle Growth Portfolio Series NAV

4

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	500 Index Fund Series NAV	Active Bond Trust Series NAV	American Asset Allocation Trust Series I	American Global Growth Trust Series I	American Growth Trust Series I	American Growth- Income Trust Series I
Total Assets
Investments at fair value	$623,525,055	$64,541,557	$796,965	$2,187,346	$21,803,002	$10,205,547

Units outstanding	12,286,145	1,678,022	43,182	117,921	708,702	387,530
Unit value	$50.75	$38.46	$18.46	$18.55	$30.76	$26.33

Shares	20,923,660	7,000,169	67,311	159,894	1,317,402	679,012
Cost	$460,345,789	$67,765,503	$899,109	$2,310,744	$25,911,919	$12,257,799

See accompanying notes.

5

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	American International Trust Series I	Blue Chip Growth Trust Series NAV	Capital Appreciation Trust Series NAV	Capital Appreciation Value Trust Series NAV	Core Bond Trust Series NAV	Emerging Markets Value Trust Series NAV
Total Assets
Investments at fair value	$47,370,111	$108,754,470	$74,161,150	$6,729,481	$87,754,733	$34,778,322

Units outstanding	2,325,586	1,611,361	2,061,866	291,357	5,095,851	2,812,671
Unit value	$20.37	$67.49	$35.97	$23.10	$17.22	$12.36

Shares	2,680,821	3,511,607	6,123,960	617,951	6,953,624	3,898,915
Cost	$51,699,553	$107,106,433	$84,934,034	$7,210,929	$92,151,824	$37,860,291

See accompanying notes.

6

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Equity Income Trust Series NAV	Financial Industries Trust Series NAV	Fundamental All Cap Core Trust Series NAV	Fundamental Large Cap Value Trust Series NAV	Global Bond Trust Series NAV	Global Trust Series NAV
Total Assets
Investments at fair value	$106,376,024	$7,454,518	$64,297,229	$23,069,189	$27,748,144	$5,908,138

Units outstanding	2,057,801	367,116	2,451,087	1,094,009	912,244	331,930
Unit value	$51.69	$20.31	$26.23	$21.09	$30.42	$17.80

Shares	7,833,286	627,485	3,257,205	1,317,486	2,255,947	321,969
Cost	$127,850,644	$8,593,209	$59,544,313	$24,516,949	$28,725,254	$6,367,695

See accompanying notes.

7

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Health Sciences Trust Series NAV	High Yield Trust Series NAV	International Equity Index Series NAV	International Growth Stock Trust Series NAV	International Small Company Trust Series NAV	International Value Trust Series NAV
Total Assets
Investments at fair value	$29,971,806	$22,011,604	$82,333,415	$14,133,465	$14,267,205	$37,673,668

Units outstanding	433,835	953,274	2,827,181	1,129,374	868,800	2,397,767
Unit value	$69.09	$23.09	$29.12	$12.51	$16.42	$15.71

Shares	1,290,220	4,614,592	5,335,931	934,135	1,135,924	3,206,270
Cost	$34,985,109	$24,213,781	$86,075,153	$15,285,186	$14,864,989	$39,931,156

See accompanying notes.

8

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Investment Quality Bond Trust Series NAV	Lifestyle Conservative Portfolio Series NAV	Lifestyle Growth Portfolio Series NAV	M Capital Appreciation	M International Equity	M Large Cap Growth
Total Assets
Investments at fair value	$12,987,495	$180,229	$5,213,652	$49,402,102	$58,634,312	$59,743,441

Units outstanding	758,347	18,151	453,047	583,636	1,919,271	967,845
Unit value	$17.13	$9.93	$11.51	$84.65	$30.55	$61.73

Shares	1,219,483	14,236	351,088	2,336,902	5,531,539	2,614,593
Cost	$13,355,109	$190,728	$5,350,912	$62,879,224	$67,363,419	$60,761,401

See accompanying notes.

9

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	M Large Cap Value	Main Management Insurance Fund Class A	Managed Volatility Aggressive Portfolio Series NAV	Managed Volatility Balanced Portfolio Series NAV	Managed Volatility Conservative Portfolio Series NAV	Managed Volatility Growth Portfolio Series NAV
Total Assets
Investments at fair value	$29,234,804	$13,708,332	$4,189,897	$50,543,951	$3,652,849	$26,568,395

Units outstanding	1,116,462	1,219,145	209,113	2,632,225	205,074	1,355,868
Unit value	$26.19	$11.24	$20.04	$19.20	$17.81	$19.60

Shares	2,643,292	1,219,145	419,829	4,488,806	343,636	2,175,954
Cost	$34,356,206	$12,667,489	$4,268,260	$55,418,194	$4,038,473	$28,650,682

See accompanying notes.

10

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Managed Volatility Moderate Portfolio Series NAV	Mid Cap Index Trust Series NAV	Mid Cap Stock Trust Series NAV	Mid Value Trust Series NAV	Money-Market Trust Series NAV	PIMCO All Asset
Total Assets
Investments at fair value	$5,383,305	$64,369,572	$44,722,458	$36,799,103	$90,393,196	$18,282,962

Units outstanding	279,914	1,969,743	631,789	785,481	7,737,245	1,062,436
Unit value	$19.23	$32.68	$70.79	$46.85	$11.68	$17.21

Shares	496,157	3,420,275	2,795,154	3,906,487	90,393,196	1,806,617
Cost	$6,122,764	$72,262,463	$47,563,010	$44,630,753	$90,393,196	$19,122,115

See accompanying notes.

11

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Real Estate Securities Trust Series NAV	Science & Technology Trust Series NAV	Select Bond Trust Series NAV (a)	Short Term Government Income Trust Series NAV	Small Cap Index Trust Series NAV	Small Cap Opportunities Trust Series NAV
Total Assets
Investments at fair value	$36,759,648	$16,331,769	$10,732,725	$38,678,814	$26,006,857	$4,756,975

Units outstanding	464,461	378,281	901,447	3,547,675	1,154,121	225,772
Unit value	$79.14	$43.17	$11.91	$10.90	$22.53	$21.07

Shares	1,975,263	625,738	826,866	3,258,535	1,943,711	213,989
Cost	$34,275,078	$16,836,811	$11,255,045	$39,403,641	$28,906,893	$6,330,727

(a)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

See accompanying notes.

12

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Small Cap Stock Trust Series NAV (b)	Small Cap Value Trust Series NAV	Small Company Value Trust Series NAV	Strategic Income Opportunities Trust Series NAV	Total Bond Market Series Trust NAV	Total Stock Market Index Trust Series NAV
Total Assets
Investments at fair value	$39,878,572	$61,336,757	$8,003,017	$30,606,571	$35,386,211	$31,398,102

Units outstanding	1,141,751	1,182,214	291,578	1,505,021	1,451,289	871,441
Unit value	$34.93	$51.88	$27.45	$20.34	$24.38	$36.03

Shares	4,339,344	3,947,024	482,982	2,450,486	3,607,157	1,553,592
Cost	$42,025,171	$78,655,733	$9,851,587	$32,784,307	$37,019,832	$27,467,972

(b)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

See accompanying notes.

13

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Ultra Short Term Bond Trust Series NAV	Utilities Trust Series NAV
Total Assets
Investments at fair value	$10,302,704	$7,615,069

Units outstanding	997,890	233,807
Unit value	$10.32	$32.57

Shares	905,334	553,421
Cost	$10,533,617	$7,421,824

See accompanying notes.

14

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series NAV		American Asset Allocation Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$9,435,033	$10,807,908	$2,302,705	$2,350,436	$14,078	$9,772
Expenses:
Mortality and expense risk and administrative charges	(422,754)	(378,172)	(70,823)	(71,357)	—	—

Net investment income (loss)	9,012,279	10,429,736	2,231,882	2,279,079	14,078	9,772

Realized gains (losses) on investments:
Capital gain distributions received	10,476,386	7,740,150	—	—	98,676	54,062
Net realized gain (loss)	29,764,087	31,576,845	(1,232,230)	(309,248)	606	2,804

Realized gains (losses)	40,240,473	39,316,995	(1,232,230)	(309,248)	99,282	56,866

Unrealized appreciation (depreciation) during the period	(80,438,567)	70,616,015	(1,468,450)	1,143,881	(153,655)	50,885

Net increase (decrease) in net assets from operations	(31,185,815)	120,362,746	(468,798)	3,113,712	(40,295)	117,523

Changes from principal transactions:
Purchase payments	4,992,649	7,303,097	2,129,105	1,723,584	20,152	16,409
Transfers between sub-accounts and the company	16,362,832	(33,425,935)	(2,334,843)	1,984,037	6,489	22,130
Transfers on general account policy loans	(983,160)	22,969	(731,953)	(230,462)	(2,573)	(13)
Withdrawals	(17,076,841)	(8,937,083)	(675,074)	(1,576,131)	88	78
Annual contract fee	(10,106,379)	(9,515,876)	(2,016,564)	(1,766,792)	(31,368)	(42,045)

Net increase (decrease) in net assets from principal transactions	(6,810,899)	(44,552,828)	(3,629,329)	134,236	(7,212)	(3,441)

Total increase (decrease) in net assets	(37,996,714)	75,809,918	(4,098,127)	3,247,948	(47,507)	114,082
Net assets at beginning of period	661,521,769	585,711,851	68,639,684	65,391,736	844,472	730,390

Net assets at end of period	$623,525,055	$661,521,769	$64,541,557	$68,639,684	$796,965	$844,472

	2018	2017	2018	2017	2018	2017
Units, beginning of period	12,445,753	13,338,856	1,784,793	1,809,327	43,511	43,579
Units issued	1,090,162	508,094	396,595	274,002	2,312	4,526
Units redeemed	(1,249,770)	(1,401,197)	(503,366)	(298,536)	(2,641)	(4,594)

Units, end of period	12,286,145	12,445,753	1,678,022	1,784,793	43,182	43,511

See accompanying notes.

15

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Global Growth Trust Series I		American Growth Trust Series I		American Growth-Income Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$16,973	$5,609	$90,993	$85,647	$159,477	$95,923
Expenses:
Mortality and expense risk and administrative charges	(1,224)	(1,250)	(24,844)	(38,607)	(13,265)	(15,271)

Net investment income (loss)	15,749	4,359	66,149	47,040	146,212	80,652

Realized gains (losses) on investments:
Capital gain distributions received	139,584	184,542	4,185,805	3,488,524	1,227,333	1,442,891
Net realized gain (loss)	28,257	(7,791)	214,051	691,789	(128,574)	187,491

Realized gains (losses)	167,841	176,751	4,399,856	4,180,313	1,098,759	1,630,382

Unrealized appreciation (depreciation) during the period	(411,248)	380,024	(4,589,103)	1,544,465	(1,593,050)	92,142

Net increase (decrease) in net assets from operations	(227,658)	561,134	(123,098)	5,771,818	(348,079)	1,803,176

Changes from principal transactions:
Purchase payments	12,219	14,300	295,858	269,363	125,198	283,829
Transfers between sub-accounts and the company	19,489	190,680	160,381	(2,447,215)	1,368,014	495,476
Transfers on general account policy loans	(926)	(425)	(23,679)	1,705	39,345	(40,552)
Withdrawals	488	(103,751)	(573,939)	(1,789,056)	(259,006)	(1,204,410)
Annual contract fee	(35,666)	(49,359)	(662,509)	(670,095)	(203,184)	(267,274)

Net increase (decrease) in net assets from principal transactions	(4,396)	51,445	(803,888)	(4,635,298)	1,070,367	(732,931)

Total increase (decrease) in net assets	(232,054)	612,579	(926,986)	1,136,520	722,288	1,070,245
Net assets at beginning of period	2,419,400	1,806,821	22,729,988	21,593,468	9,483,259	8,413,014

Net assets at end of period	$2,187,346	$2,419,400	$21,803,002	$22,729,988	$10,205,547	$9,483,259

	2018	2017	2018	2017	2018	2017
Units, beginning of period	118,129	115,643	734,592	897,388	353,191	383,761
Units issued	7,512	18,458	72,579	52,430	355,365	131,233
Units redeemed	(7,720)	(15,972)	(98,469)	(215,226)	(321,026)	(161,803)

Units, end of period	117,921	118,129	708,702	734,592	387,530	353,191

See accompanying notes.

16

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American International Trust Series I		Blue Chip Growth Trust Series NAV		Capital Appreciation Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$1,468,159	$431,028	$70,537	$117,837	$292,879	$66,787
Expenses:
Mortality and expense risk and administrative charges	(10,999)	(12,501)	(183,458)	(167,154)	(65,955)	(61,325)

Net investment income (loss)	1,457,160	418,527	(112,921)	(49,317)	226,924	5,462

Realized gains (losses) on investments:
Capital gain distributions received	2,011,983	2,063,785	16,466,013	6,978,668	14,348,117	5,340,479
Net realized gain (loss)	(698,834)	1,716,762	5,927,647	6,939,046	3,000,903	3,218,724

Realized gains (losses)	1,313,149	3,780,547	22,393,660	13,917,714	17,349,020	8,559,203

Unrealized appreciation (depreciation) during the period	(10,234,785)	5,863,628	(19,759,613)	18,277,462	(18,470,677)	9,442,335

Net increase (decrease) in net assets from operations	(7,464,476)	10,062,702	2,521,126	32,145,859	(894,733)	18,007,000

Changes from principal transactions:
Purchase payments	399,071	1,542,050	2,137,523	2,289,946	925,648	1,877,395
Transfers between sub-accounts and the company	4,178,398	9,587,944	(1,228,309)	(8,640,007)	5,705,485	7,311,463
Transfers on general account policy loans	(42,921)	(22,313)	(183,794)	(58,553)	(335,190)	(14,664)
Withdrawals	(542,730)	(917,908)	(2,408,795)	(3,365,327)	(1,533,946)	(1,685,965)
Annual contract fee	(614,974)	(482,156)	(4,573,873)	(4,003,910)	(2,120,789)	(1,652,516)

Net increase (decrease) in net assets from principal transactions	3,376,844	9,707,617	(6,257,248)	(13,777,851)	2,641,208	5,835,713

Total increase (decrease) in net assets	(4,087,632)	19,770,319	(3,736,122)	18,368,008	1,746,475	23,842,713
Net assets at beginning of period	51,457,743	31,687,424	112,490,592	94,122,584	72,414,675	48,571,962

Net assets at end of period	$47,370,111	$51,457,743	$108,754,470	$112,490,592	$74,161,150	$72,414,675

	2018	2017	2018	2017	2018	2017
Units, beginning of period	2,186,667	1,775,252	1,698,709	1,933,800	1,999,789	1,834,468
Units issued	2,114,023	1,654,951	234,510	143,205	561,913	1,007,993
Units redeemed	(1,975,104)	(1,243,536)	(321,858)	(378,296)	(499,836)	(842,672)

Units, end of period	2,325,586	2,186,667	1,611,361	1,698,709	2,061,866	1,999,789

See accompanying notes.

17

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Value Trust Series NAV		Core Bond Trust Series NAV		Emerging Markets Value Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$169,686	$105,743	$2,234,642	$2,121,713	$1,213,665	$831,694
Expenses:
Mortality and expense risk and administrative charges	—	—	(9,807)	(10,228)	(16,265)	(9,999)

Net investment income (loss)	169,686	105,743	2,224,835	2,111,485	1,197,400	821,695

Realized gains (losses) on investments:
Capital gain distributions received	562,427	365,367	—	1,236,460	—	—
Net realized gain (loss)	(26,517)	93,873	(1,091,400)	(179,654)	2,496,613	417,631

Realized gains (losses)	535,910	459,240	(1,091,400)	1,056,806	2,496,613	417,631

Unrealized appreciation (depreciation) during the period	(684,475)	669,298	(1,816,873)	31,492	(10,583,783)	9,564,536

Net increase (decrease) in net assets from operations	21,121	1,234,281	(683,438)	3,199,783	(6,889,770)	10,803,862

Changes from principal transactions:
Purchase payments	56,321	822,495	1,792,493	1,244,581	561,052	365,779
Transfers between sub-accounts and the company	(776,290)	(3,155,352)	(1,868,086)	3,416,722	(17,735,956)	18,799,701
Transfers on general account policy loans	(45,516)	206,705	(172,868)	211,313	21,480	168,152
Withdrawals	(84,173)	(878,977)	(7,215,947)	(2,041,066)	(820,556)	(462,290)
Annual contract fee	(138,048)	(190,855)	(1,828,379)	(1,832,930)	(969,286)	(663,844)

Net increase (decrease) in net assets from principal transactions	(987,706)	(3,195,984)	(9,292,787)	998,620	(18,943,266)	18,207,498

Total increase (decrease) in net assets	(966,585)	(1,961,703)	(9,976,225)	4,198,403	(25,833,036)	29,011,360
Net assets at beginning of period	7,696,066	9,657,769	97,730,958	93,532,555	60,611,358	31,599,998

Net assets at end of period	$6,729,481	$7,696,066	$87,754,733	$97,730,958	$34,778,322	$60,611,358

	2018	2017	2018	2017	2018	2017
Units, beginning of period	334,697	483,575	5,643,377	5,588,576	4,232,934	2,925,251
Units issued	69,735	281,582	632,139	540,262	1,101,545	2,063,888
Units redeemed	(113,075)	(430,460)	(1,179,665)	(485,461)	(2,521,808)	(756,205)

Units, end of period	291,357	334,697	5,095,851	5,643,377	2,812,671	4,232,934

See accompanying notes.

18

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Equity Income Trust Series NAV		Financial Industries Trust Series NAV		Fundamental All Cap Core Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$2,322,697	$2,753,936	$104,539	$116,109	$369,027	$562,755
Expenses:
Mortality and expense risk and administrative charges	(136,046)	(141,654)	(1,276)	(1,760)	(186,343)	(179,238)

Net investment income (loss)	2,186,651	2,612,282	103,263	114,349	182,684	383,517

Realized gains (losses) on investments:
Capital gain distributions received	14,772,980	8,841,485	563,566	—	10,055,346	1,686,722
Net realized gain (loss)	1,661,923	3,035,136	192,299	85,656	4,392,002	3,350,190

Realized gains (losses)	16,434,903	11,876,621	755,865	85,656	14,447,348	5,036,912

Unrealized appreciation (depreciation) during the period	(29,857,745)	3,831,721	(2,067,173)	790,547	(24,578,427)	11,700,445

Net increase (decrease) in net assets from operations	(11,236,191)	18,320,624	(1,208,045)	990,552	(9,948,395)	17,120,874

Changes from principal transactions:
Purchase payments	1,623,453	1,828,916	11,829	31,020	1,760,326	1,767,467
Transfers between sub-accounts and the company	(3,125,253)	(9,319,289)	(1,207,725)	7,305,537	(227,140)	990,648
Transfers on general account policy loans	(340,079)	92,488	(23,569)	(6,869)	(217,709)	(442)
Withdrawals	(1,682,020)	(3,947,516)	(17,504)	(73,695)	(1,761,219)	(2,259,511)
Annual contract fee	(4,011,263)	(3,833,550)	(104,312)	(74,384)	(3,416,335)	(3,457,237)

Net increase (decrease) in net assets from principal transactions	(7,535,162)	(15,178,951)	(1,341,281)	7,181,609	(3,862,077)	(2,959,075)

Total increase (decrease) in net assets	(18,771,353)	3,141,673	(2,549,326)	8,172,161	(13,810,472)	14,161,799
Net assets at beginning of period	125,147,377	122,005,704	10,003,844	1,831,683	78,107,701	63,945,902

Net assets at end of period	$106,376,024	$125,147,377	$7,454,518	$10,003,844	$64,297,229	$78,107,701

	2018	2017	2018	2017	2018	2017
Units, beginning of period	2,189,022	2,478,640	421,772	70,955	2,582,972	2,699,429
Units issued	153,895	153,645	5,697	406,852	178,593	179,520
Units redeemed	(285,116)	(443,263)	(60,353)	(56,035)	(310,478)	(295,977)

Units, end of period	2,057,801	2,189,022	367,116	421,772	2,451,087	2,582,972

See accompanying notes.

19

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental Large Cap Value Trust Series NAV		Global Bond Trust Series NAV		Global Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$317,552	$475,691	$762,732	$547,912	$140,376	$169,092
Expenses:
Mortality and expense risk and administrative charges	(13,182)	(14,458)	(23,416)	(23,822)	(6,282)	(7,378)

Net investment income (loss)	304,370	461,233	739,316	524,090	134,094	161,714

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	1,706,303	1,527,525	(83,004)	(16,716)	27,880	190,398

Realized gains (losses)	1,706,303	1,527,525	(83,004)	(16,716)	27,880	190,398

Unrealized appreciation (depreciation) during the period	(6,752,486)	2,611,315	(1,214,227)	1,401,102	(1,208,894)	1,062,152

Net increase (decrease) in net assets from operations	(4,741,813)	4,600,073	(557,915)	1,908,476	(1,046,920)	1,414,264

Changes from principal transactions:
Purchase payments	541,095	1,958,055	513,921	479,089	209,668	326,234
Transfers between sub-accounts and the company	(746,782)	(3,742,981)	4,958,234	(962,774)	(1,029,302)	(343,999)
Transfers on general account policy loans	21,274	(13,811)	74,870	(7,607)	(18,937)	(708)
Withdrawals	(568,244)	(804,109)	(521,424)	(467,139)	(209,884)	(567,388)
Annual contract fee	(576,567)	(578,898)	(801,952)	(615,142)	(388,599)	(359,592)

Net increase (decrease) in net assets from principal transactions	(1,329,224)	(3,181,744)	4,223,649	(1,573,573)	(1,437,054)	(945,453)

Total increase (decrease) in net assets	(6,071,037)	1,418,329	3,665,734	334,903	(2,483,974)	468,811
Net assets at beginning of period	29,140,226	27,721,897	24,082,410	23,747,507	8,392,112	7,923,301

Net assets at end of period	$23,069,189	$29,140,226	$27,748,144	$24,082,410	$5,908,138	$8,392,112

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,146,094	1,282,423	777,267	829,667	403,751	453,033
Units issued	255,339	218,321	466,957	143,335	430,846	150,227
Units redeemed	(307,424)	(354,650)	(331,980)	(195,735)	(502,667)	(199,509)

Units, end of period	1,094,009	1,146,094	912,244	777,267	331,930	403,751

See accompanying notes.

20

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series NAV		High Yield Trust Series NAV		International Equity Index Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$—	$—	$1,531,241	$2,147,854	$2,234,070	$2,016,936
Expenses:
Mortality and expense risk and administrative charges	(13,494)	(16,115)	(13,217)	(14,226)	(73,718)	(75,044)

Net investment income (loss)	(13,494)	(16,115)	1,518,024	2,133,628	2,160,352	1,941,892

Realized gains (losses) on investments:
Capital gain distributions received	3,379,091	3,007,212	—	—	31,980	—
Net realized gain (loss)	(647,428)	(805,192)	(109,204)	(26,058)	1,461,487	768,978

Realized gains (losses)	2,731,663	2,202,020	(109,204)	(26,058)	1,493,467	768,978

Unrealized appreciation (depreciation) during the period	(2,430,792)	5,749,900	(2,098,793)	565,440	(17,449,316)	17,516,175

Net increase (decrease) in net assets from operations	287,377	7,935,805	(689,973)	2,673,010	(13,795,497)	20,227,045

Changes from principal transactions:
Purchase payments	1,004,043	958,252	319,698	2,073,766	1,153,066	3,217,959
Transfers between sub-accounts and the company	(1,249,293)	(8,294,977)	(3,153,139)	(14,205,554)	(458,586)	3,773,617
Transfers on general account policy loans	(385,087)	(323,701)	(120,954)	(1,056)	(384,235)	(54,275)
Withdrawals	(779,259)	(1,638,662)	(351,955)	(564,031)	(2,235,574)	(1,994,634)
Annual contract fee	(832,277)	(794,211)	(621,051)	(654,546)	(1,781,493)	(1,611,468)

Net increase (decrease) in net assets from principal transactions	(2,241,873)	(10,093,299)	(3,927,401)	(13,351,421)	(3,706,822)	3,331,199

Total increase (decrease) in net assets	(1,954,496)	(2,157,494)	(4,617,374)	(10,678,411)	(17,502,319)	23,558,244
Net assets at beginning of period	31,926,302	34,083,796	26,628,978	37,307,389	99,835,734	76,277,490

Net assets at end of period	$29,971,806	$31,926,302	$22,011,604	$26,628,978	$82,333,415	$99,835,734

	2018	2017	2018	2017	2018	2017
Units, beginning of period	465,796	635,346	1,117,064	1,680,604	2,949,529	2,879,380
Units issued	60,397	41,020	510,333	331,542	504,760	462,719
Units redeemed	(92,358)	(210,570)	(674,123)	(895,082)	(627,108)	(392,570)

Units, end of period	433,835	465,796	953,274	1,117,064	2,827,181	2,949,529

See accompanying notes.

21

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Growth Stock Trust Series NAV		International Small Company Trust Series NAV		International Value Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$272,364	$227,711	$204,178	$235,230	$1,158,798	$949,686
Expenses:
Mortality and expense risk and administrative charges	(3,019)	(3,825)	(4,114)	(4,068)	(44,515)	(49,440)

Net investment income (loss)	269,345	223,886	200,064	231,162	1,114,283	900,246

Realized gains (losses) on investments:
Capital gain distributions received	482,894	—	—	—	—	—
Net realized gain (loss)	183,086	560,572	284,322	500,667	781,108	881,021

Realized gains (losses)	665,980	560,572	284,322	500,667	781,108	881,021

Unrealized appreciation (depreciation) during the period	(3,261,132)	2,412,909	(4,042,958)	3,067,360	(8,601,063)	5,683,980

Net increase (decrease) in net assets from operations	(2,325,807)	3,197,367	(3,558,572)	3,799,189	(6,705,672)	7,465,247

Changes from principal transactions:
Purchase payments	149,237	644,011	271,507	340,316	620,191	1,821,688
Transfers between sub-accounts and the company	409,409	(2,014,281)	827,215	1,825,604	808,298	(900,132)
Transfers on general account policy loans	60,912	49,928	(64,282)	(42,305)	(315,434)	(102,701)
Withdrawals	(692,911)	(314,191)	(298,566)	(339,073)	(4,078,849)	(1,302,735)
Annual contract fee	(202,655)	(245,810)	(268,297)	(264,015)	(1,315,781)	(1,424,435)

Net increase (decrease) in net assets from principal transactions	(276,008)	(1,880,343)	467,577	1,520,527	(4,281,575)	(1,908,315)

Total increase (decrease) in net assets	(2,601,815)	1,317,024	(3,090,995)	5,319,716	(10,987,247)	5,556,932
Net assets at beginning of period	16,735,280	15,418,256	17,358,200	12,038,484	48,660,915	43,103,983

Net assets at end of period	$14,133,465	$16,735,280	$14,267,205	$17,358,200	$37,673,668	$48,660,915

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,144,536	1,285,434	844,927	759,658	2,632,057	2,733,342
Units issued	910,103	298,219	539,842	300,983	2,349,672	1,190,218
Units redeemed	(925,265)	(439,117)	(515,969)	(215,714)	(2,583,962)	(1,291,503)

Units, end of period	1,129,374	1,144,536	868,800	844,927	2,397,767	2,632,057

See accompanying notes.

22

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Investment Quality Bond Trust Series NAV		Lifestyle Conservative Portfolio Series NAV		Lifestyle Growth Portfolio Series NAV
	2018	2017	2018 (d)	2017	2018	2017
Income:
Dividend distributions received	$333,427	$331,980	$4,694	$—	$124,689	$89,709
Expenses:
Mortality and expense risk and administrative charges	(4,197)	(5,894)	(409)	—	(1,378)	(400)

Net investment income (loss)	329,230	326,086	4,285	—	123,311	89,309

Realized gains (losses) on investments:
Capital gain distributions received	92,400	50,995	1,735	—	70,492	33,723
Net realized gain (loss)	(499,446)	(809,981)	(32)	—	6,069	2,746

Realized gains (losses)	(407,046)	(758,986)	1,703	—	76,561	36,469

Unrealized appreciation (depreciation) during the period	(19,390)	1,274,403	(10,500)	—	(558,847)	420,905

Net increase (decrease) in net assets from operations	(97,206)	841,503	(4,512)	—	(358,975)	546,683

Changes from principal transactions:
Purchase payments	27,923	1,379,223	—	—	4,238	69
Transfers between sub-accounts and the company	(844,966)	(24,116,673)	184,701	—	767,961	1,121,355
Transfers on general account policy loans	(108,681)	(11,047)	—	—	—	—
Withdrawals	(545,183)	(766,257)	945	—	(8,521)	(174)
Annual contract fee	(228,482)	(364,162)	(905)	—	(41,770)	(23,879)

Net increase (decrease) in net assets from principal transactions	(1,699,389)	(23,878,916)	184,741	—	721,908	1,097,371

Total increase (decrease) in net assets	(1,796,595)	(23,037,413)	180,229	—	362,933	1,644,054
Net assets at beginning of period	14,784,090	37,821,503	—	—	4,850,719	3,206,665

Net assets at end of period	$12,987,495	$14,784,090	$180,229	$—	$5,213,652	$4,850,719

	2018	2017	2018	2017	2018	2017
Units, beginning of period	857,792	2,292,990	—	—	401,248	314,099
Units issued	1,603,466	545,549	18,242	—	71,837	91,574
Units redeemed	(1,702,911)	(1,980,747)	(91)	—	(20,038)	(4,425)

Units, end of period	758,347	857,792	18,151	—	453,047	401,248

(d)	Sub-account available in prior year but no activity.

See accompanying notes.

23

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Capital Appreciation		M International Equity		M Large Cap Growth
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$174,595	$—	$997,269	$1,240,406	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(2,865)	(2,672)	(2,495)	(2,563)	(5,600)	(4,774)

Net investment income (loss)	171,730	(2,672)	994,774	1,237,843	(5,600)	(4,774)

Realized gains (losses) on investments:
Capital gain distributions received	11,084,978	7,292,810	—	3	7,605,332	1,963,831
Net realized gain (loss)	3,592,672	1,800,652	2,070,890	531,398	5,089,995	2,465,540

Realized gains (losses)	14,677,650	9,093,462	2,070,890	531,401	12,695,327	4,429,371

Unrealized appreciation (depreciation) during the period	(22,400,454)	2,409,685	(18,589,780)	12,453,112	(14,972,088)	16,763,466

Net increase (decrease) in net assets from operations	(7,551,074)	11,500,475	(15,524,116)	14,222,356	(2,282,361)	21,188,063

Changes from principal transactions:
Purchase payments	1,230,506	1,370,064	1,321,301	1,529,367	1,230,297	1,153,223
Transfers between sub-accounts and the company	(7,766,668)	(3,657,992)	(4,061,278)	8,192,296	(8,300,425)	(3,495,599)
Transfers on general account policy loans	(536,124)	(302,768)	(408,603)	34,575	(668,674)	(227,555)
Withdrawals	(4,574,546)	(1,569,059)	(1,838,066)	(1,632,700)	(2,245,608)	(1,283,749)
Annual contract fee	(1,089,362)	(1,245,371)	(1,094,244)	(1,238,454)	(1,132,111)	(1,119,843)

Net increase (decrease) in net assets from principal transactions	(12,736,194)	(5,405,126)	(6,080,890)	6,885,084	(11,116,521)	(4,973,523)

Total increase (decrease) in net assets	(20,287,268)	6,095,349	(21,605,006)	21,107,440	(13,398,882)	16,214,540
Net assets at beginning of period	69,689,370	63,594,021	80,239,318	59,131,878	73,142,323	56,927,783

Net assets at end of period	$49,402,102	$69,689,370	$58,634,312	$80,239,318	$59,743,441	$73,142,323

	2018	2017	2018	2017	2018	2017
Units, beginning of period	698,861	759,919	2,084,451	1,909,211	1,116,166	1,211,424
Units issued	41,782	39,909	302,352	405,859	113,289	90,010
Units redeemed	(157,007)	(100,967)	(467,532)	(230,619)	(261,610)	(185,268)

Units, end of period	583,636	698,861	1,919,271	2,084,451	967,845	1,116,166

See accompanying notes.

24

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Large Cap Value		Main Management Insurance Fund Class A		Managed Volatility Aggressive Portfolio Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$480,750	$464,253	$—	$—	$97,519	$76,056
Expenses:
Mortality and expense risk and administrative charges	(1,862)	(1,678)	—	—	(2,446)	(4,197)

Net investment income (loss)	478,888	462,575	—	—	95,073	71,859

Realized gains (losses) on investments:
Capital gain distributions received	2,372,083	1,548,905	—	—	294,653	1
Net realized gain (loss)	835,823	1,053,290	295,416	—	60,109	223,700

Realized gains (losses)	3,207,906	2,602,195	295,416	—	354,762	223,701

Unrealized appreciation (depreciation) during the period	(7,439,719)	1,397,850	(1,285,063)	1,452,490	(816,262)	645,793

Net increase (decrease) in net assets from operations	(3,752,925)	4,462,620	(989,647)	1,452,490	(366,427)	941,353

Changes from principal transactions:
Purchase payments	1,007,533	898,776	—	—	193,906	213,984
Transfers between sub-accounts and the company	255,741	(253,866)	(1,455,326)	322	(12,708)	(642,433)
Transfers on general account policy loans	(164,038)	(204,603)	—	—	(2,038)	(1,954)
Withdrawals	(736,185)	(583,238)	(474,785)	(322)	(35,947)	(192,832)
Annual contract fee	(622,040)	(611,448)	—	—	(112,199)	(134,430)

Net increase (decrease) in net assets from principal transactions	(258,989)	(754,379)	(1,930,111)	—	31,014	(757,665)

Total increase (decrease) in net assets	(4,011,914)	3,708,241	(2,919,758)	1,452,490	(335,413)	183,688
Net assets at beginning of period	33,246,718	29,538,477	16,628,090	15,174,600	4,525,310	4,341,622

Net assets at end of period	$29,234,804	$33,246,718	$13,708,332	$16,628,090	$4,189,897	$4,525,310

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,116,341	1,140,307	1,376,899	1,376,899	206,979	244,965
Units issued	166,114	153,204	432	—	14,485	11,615
Units redeemed	(165,993)	(177,170)	(158,186)	—	(12,351)	(49,601)

Units, end of period	1,116,462	1,116,341	1,219,145	1,376,899	209,113	206,979

See accompanying notes.

25

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Balanced Portfolio Series NAV		Managed Volatility Conservative Portfolio Series NAV		Managed Volatility Growth Portfolio Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$1,280,093	$1,282,309	$100,566	$95,363	$638,719	$607,803
Expenses:
Mortality and expense risk and administrative charges	(82,675)	(90,600)	(1,809)	(2,217)	(13,426)	(13,551)

Net investment income (loss)	1,197,418	1,191,709	98,757	93,146	625,293	594,252

Realized gains (losses) on investments:
Capital gain distributions received	3,704,294	2,151,429	102,331	68,040	2,403,030	1,065,221
Net realized gain (loss)	1,112,072	1,201,695	(57,244)	(158,459)	872,224	901,040

Realized gains (losses)	4,816,366	3,353,124	45,087	(90,419)	3,275,254	1,966,261

Unrealized appreciation (depreciation) during the period	(8,683,551)	2,954,288	(223,534)	346,944	(5,735,125)	2,387,905

Net increase (decrease) in net assets from operations	(2,669,767)	7,499,121	(79,690)	349,671	(1,834,578)	4,948,418

Changes from principal transactions:
Purchase payments	1,392,687	1,783,388	122,547	123,033	646,661	741,728
Transfers between sub-accounts and the company	(2,129,006)	(1,251,606)	284,594	(916,291)	(1,953,225)	(227,185)
Transfers on general account policy loans	(431,046)	(161,233)	(82,107)	(911)	(27,874)	150,057
Withdrawals	(2,260,247)	(2,119,560)	(144,982)	(1,621,629)	(725,988)	(946,433)
Annual contract fee	(2,345,903)	(2,548,065)	(221,462)	(231,249)	(739,553)	(871,541)

Net increase (decrease) in net assets from principal transactions	(5,773,515)	(4,297,076)	(41,410)	(2,647,047)	(2,799,979)	(1,153,374)

Total increase (decrease) in net assets	(8,443,282)	3,202,045	(121,100)	(2,297,376)	(4,634,557)	3,795,044
Net assets at beginning of period	58,987,233	55,785,188	3,773,949	6,071,325	31,202,952	27,407,908

Net assets at end of period	$50,543,951	$58,987,233	$3,652,849	$3,773,949	$26,568,395	$31,202,952

	2018	2017	2018	2017	2018	2017
Units, beginning of period	2,925,501	3,156,969	205,151	355,158	1,486,929	1,550,250
Units issued	142,698	169,414	47,111	42,185	40,216	119,375
Units redeemed	(435,974)	(400,882)	(47,188)	(192,192)	(171,277)	(182,696)

Units, end of period	2,632,225	2,925,501	205,074	205,151	1,355,868	1,486,929

See accompanying notes.

26

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Moderate Portfolio Series NAV		Mid Cap Index Trust Series NAV		Mid Cap Stock Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$142,990	$142,015	$859,214	$346,230	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(3,545)	(4,289)	(54,632)	(44,692)	(53,590)	(49,545)

Net investment income (loss)	139,445	137,726	804,582	301,538	(53,590)	(49,545)

Realized gains (losses) on investments:
Capital gain distributions received	353,379	198,929	5,125,500	3,681,322	5,446,342	905,247
Net realized gain (loss)	(57,209)	(28,318)	159,439	1,609,796	2,480,727	367,895

Realized gains (losses)	296,170	170,611	5,284,939	5,291,118	7,927,069	1,273,142

Unrealized appreciation (depreciation) during the period	(659,120)	376,291	(14,141,222)	3,826,691	(8,636,265)	8,468,273

Net increase (decrease) in net assets from operations	(223,505)	684,628	(8,051,701)	9,419,347	(762,786)	9,691,870

Changes from principal transactions:
Purchase payments	206,417	285,096	785,203	2,611,025	675,370	612,635
Transfers between sub-accounts and the company	(523,909)	173,656	(651,511)	10,338,280	2,079,716	4,420,837
Transfers on general account policy loans	(40,274)	(9,666)	(99,072)	26,743	189,656	(1,970)
Withdrawals	(1,577)	(220,460)	(766,153)	(1,865,301)	(1,305,528)	(1,226,109)
Annual contract fee	(195,254)	(321,349)	(1,129,719)	(1,045,526)	(1,476,592)	(1,191,825)

Net increase (decrease) in net assets from principal transactions	(554,597)	(92,723)	(1,861,252)	10,065,221	162,622	2,613,568

Total increase (decrease) in net assets	(778,102)	591,905	(9,912,953)	19,484,568	(600,164)	12,305,438
Net assets at beginning of period	6,161,407	5,569,502	74,282,525	54,797,957	45,322,622	33,017,184

Net assets at end of period	$5,383,305	$6,161,407	$64,369,572	$74,282,525	$44,722,458	$45,322,622

	2018	2017	2018	2017	2018	2017
Units, beginning of period	307,900	311,852	2,011,026	1,717,602	626,098	552,318
Units issued	40,037	30,089	1,058,186	1,137,074	141,343	191,893
Units redeemed	(68,023)	(34,041)	(1,099,469)	(843,650)	(135,652)	(118,113)

Units, end of period	279,914	307,900	1,969,743	2,011,026	631,789	626,098

See accompanying notes.

27

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Value Trust Series NAV		Money-Market Trust Series NAV		PIMCO All Asset
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$365,591	$455,084	$1,184,404	$540,005	$571,536	$816,052
Expenses:
Mortality and expense risk and administrative charges	(23,349)	(24,899)	(37,421)	(58,546)	(5,236)	(5,851)

Net investment income (loss)	342,242	430,185	1,146,983	481,459	566,300	810,201

Realized gains (losses) on investments:
Capital gain distributions received	3,498,071	4,075,455	2	990	—	—
Net realized gain (loss)	14,166	(336,594)	—	—	(109,475)	(36,238)

Realized gains (losses)	3,512,237	3,738,861	2	990	(109,475)	(36,238)

Unrealized appreciation (depreciation) during the period	(8,267,181)	646,957	(3)	—	(1,628,596)	1,477,588

Net increase (decrease) in net assets from operations	(4,412,702)	4,816,003	1,146,982	482,449	(1,171,771)	2,251,551

Changes from principal transactions:
Purchase payments	479,911	533,561	3,750,886	6,023,514	339,468	309,055
Transfers between sub-accounts and the company	(2,137,381)	(1,983,816)	21,785,476	19,681,916	69,826	897,736
Transfers on general account policy loans	(279,915)	105,405	210,200	1,106,191	(1,849)	1,465
Withdrawals	(1,136,697)	(1,682,901)	(5,662,708)	(17,575,391)	(299,019)	(217,991)
Annual contract fee	(978,954)	(1,079,608)	(6,232,888)	(5,180,823)	(543,189)	(407,249)

Net increase (decrease) in net assets from principal transactions	(4,053,036)	(4,107,359)	13,850,966	4,055,407	(434,763)	583,016

Total increase (decrease) in net assets	(8,465,738)	708,644	14,997,948	4,537,856	(1,606,534)	2,834,567
Net assets at beginning of period	45,264,841	44,556,197	75,395,248	70,857,392	19,889,496	17,054,929

Net assets at end of period	$36,799,103	$45,264,841	$90,393,196	$75,395,248	$18,282,962	$19,889,496

	2018	2017	2018	2017	2018	2017
Units, beginning of period	863,634	947,086	6,292,297	6,011,815	1,091,263	1,059,023
Units issued	54,736	261,750	7,178,914	4,576,928	217,205	241,511
Units redeemed	(132,889)	(345,202)	(5,733,966)	(4,296,446)	(246,032)	(209,271)

Units, end of period	785,481	863,634	7,737,245	6,292,297	1,062,436	1,091,263

See accompanying notes.

28

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Real Estate Securities Trust Series NAV		Science & Technology Trust Series NAV		Select Bond Trust Series NAV
	2018	2017	2018	2017	2018 (a)	2017
Income:
Dividend distributions received	$733,373	$286,816	$—	$6,016	$331,868	$360,513
Expenses:
Mortality and expense risk and administrative charges	(28,705)	(29,292)	(13,501)	(11,263)	(3,491)	(3,652)

Net investment income (loss)	704,668	257,524	(13,501)	(5,247)	328,377	356,861

Realized gains (losses) on investments:
Capital gain distributions received	(1)	—	1,383,177	381,636	—	—
Net realized gain (loss)	3,989,051	6,108,855	271,453	558,619	(158,821)	(82,717)

Realized gains (losses)	3,989,050	6,108,855	1,654,630	940,255	(158,821)	(82,717)

Unrealized appreciation (depreciation) during the period	(6,277,485)	(3,146,529)	(2,010,826)	1,540,943	(254,403)	156,088

Net increase (decrease) in net assets from operations	(1,583,767)	3,219,850	(369,697)	2,475,951	(84,847)	430,232

Changes from principal transactions:
Purchase payments	720,665	831,527	140,770	93,272	142,852	653,560
Transfers between sub-accounts and the company	(9,759,852)	(10,863,697)	9,185,581	(1,262,034)	(829,233)	(293,664)
Transfers on general account policy loans	(271,564)	216,615	(22,064)	1,649	(8,345)	120
Withdrawals	(789,464)	(1,439,179)	(88,313)	(178,090)	(530,044)	(370,040)
Annual contract fee	(1,352,281)	(1,433,550)	(268,541)	(202,607)	(270,329)	(280,180)

Net increase (decrease) in net assets from principal transactions	(11,452,496)	(12,688,284)	8,947,433	(1,547,810)	(1,495,099)	(290,204)

Total increase (decrease) in net assets	(13,036,263)	(9,468,434)	8,577,736	928,141	(1,579,946)	140,028
Net assets at beginning of period	49,795,911	59,264,345	7,754,033	6,825,892	12,312,671	12,172,643

Net assets at end of period	$36,759,648	$49,795,911	$16,331,769	$7,754,033	$10,732,725	$12,312,671

	2018	2017	2018	2017	2018	2017
Units, beginning of period	623,675	813,759	180,298	224,136	1,029,693	1,054,749
Units issued	114,269	87,246	222,928	21,338	1,074,076	693,876
Units redeemed	(273,483)	(277,330)	(24,945)	(65,176)	(1,202,322)	(718,932)

Units, end of period	464,461	623,675	378,281	180,298	901,447	1,029,693

(a)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

See accompanying notes.

29

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Short Term Government Income Trust Series NAV		Small Cap Index Trust Series NAV		Small Cap Opportunities Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$843,524	$616,669	$381,549	$162,241	$24,398	$19,758
Expenses:
Mortality and expense risk and administrative charges	(20,409)	(22,739)	(45,079)	(40,544)	(787)	(1,381)

Net investment income (loss)	823,115	593,930	336,470	121,697	23,611	18,377

Realized gains (losses) on investments:
Capital gain distributions received	—	—	2,250,804	1,303,314	1,036,286	278,618
Net realized gain (loss)	(1,337,550)	(460,446)	(602,192)	699,651	107,259	13,282

Realized gains (losses)	(1,337,550)	(460,446)	1,648,612	2,002,965	1,143,545	291,900

Unrealized appreciation (depreciation) during the period	835,510	100,450	(6,897,129)	2,257,754	(1,964,756)	169,015

Net increase (decrease) in net assets from operations	321,075	233,934	(4,912,047)	4,382,416	(797,600)	479,292

Changes from principal transactions:
Purchase payments	631,539	454,716	493,707	1,251,912	87,430	45,839
Transfers between sub-accounts and the company	762,239	(2,404,472)	(4,041,580)	318,599	650,510	569,625
Transfers on general account policy loans	(109,358)	8,330	8,960	(14,755)	(23,445)	(208)
Withdrawals	(4,651,189)	(497,467)	(257,738)	(705,660)	(76,372)	(99,606)
Annual contract fee	(992,161)	(627,306)	(819,346)	(759,394)	(110,038)	(145,121)

Net increase (decrease) in net assets from principal transactions	(4,358,930)	(3,066,199)	(4,615,997)	90,702	528,085	370,529

Total increase (decrease) in net assets	(4,037,855)	(2,832,265)	(9,528,044)	4,473,118	(269,515)	849,821
Net assets at beginning of period	42,716,669	45,548,934	35,534,901	31,061,783	5,026,490	4,176,669

Net assets at end of period	$38,678,814	$42,716,669	$26,006,857	$35,534,901	$4,756,975	$5,026,490

	2018	2017	2018	2017	2018	2017
Units, beginning of period	3,951,309	4,234,947	1,407,609	1,411,366	205,997	190,460
Units issued	2,193,281	889,459	560,627	236,363	78,893	49,828
Units redeemed	(2,596,915)	(1,173,097)	(814,115)	(240,120)	(59,118)	(34,291)

Units, end of period	3,547,675	3,951,309	1,154,121	1,407,609	225,772	205,997

See accompanying notes.

30

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Stock Trust Series NAV		Small Cap Value Trust Series NAV		Small Company Value Trust Series NAV
	2018 (b)	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$—	$—	$541,372	$777,845	$35,968	$16,227
Expenses:
Mortality and expense risk and administrative charges	(69,350)	(64,220)	(53,595)	(54,911)	(6,108)	(6,298)

Net investment income (loss)	(69,350)	(64,220)	487,777	722,934	29,860	9,929

Realized gains (losses) on investments:
Capital gain distributions received	3,438,557	—	9,079,463	6,043,460	747,541	958,978
Net realized gain (loss)	(64,122)	534,530	(488,036)	315,239	6,427	205,482

Realized gains (losses)	3,374,435	534,530	8,591,427	6,358,699	753,968	1,164,460

Unrealized appreciation (depreciation) during the period	(6,228,115)	10,185,614	(17,675,439)	(4,451,596)	(1,947,679)	(430,526)

Net increase (decrease) in net assets from operations	(2,923,030)	10,655,924	(8,596,235)	2,630,037	(1,163,851)	743,863

Changes from principal transactions:
Purchase payments	623,607	807,307	792,823	1,056,343	102,753	83,003
Transfers between sub-accounts and the company	(7,148,604)	3,959,215	(7,810,152)	(9,693,451)	2,764,421	(469,462)
Transfers on general account policy loans	(292,384)	1,909,441	(84,357)	42,330	(23,648)	30,213
Withdrawals	(1,033,135)	(3,251,709)	(958,079)	(1,949,810)	(527,617)	(447,492)
Annual contract fee	(1,540,805)	(1,402,900)	(1,692,881)	(1,753,227)	(170,324)	(150,075)

Net increase (decrease) in net assets from principal transactions	(9,391,321)	2,021,354	(9,752,646)	(12,297,815)	2,145,585	(953,813)

Total increase (decrease) in net assets	(12,314,351)	12,677,278	(18,348,881)	(9,667,778)	981,734	(209,950)
Net assets at beginning of period	52,192,923	39,515,645	79,685,638	89,353,416	7,021,283	7,231,233

Net assets at end of period	$39,878,572	$52,192,923	$61,336,757	$79,685,638	$8,003,017	$7,021,283

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,416,615	1,354,918	1,350,978	1,566,815	223,290	256,292
Units issued	401,969	378,530	64,790	105,982	102,158	33,116
Units redeemed	(676,833)	(316,833)	(233,554)	(321,819)	(33,870)	(66,118)

Units, end of period	1,141,751	1,416,615	1,182,214	1,350,978	291,578	223,290

(b)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

See accompanying notes.

31

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Strategic Income Opportunities Trust Series NAV		Total Bond Market Series Trust NAV		Total Stock Market Index Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$1,266,743	$1,003,641	$971,509	$1,032,571	$424,069	$427,960
Expenses:
Mortality and expense risk and administrative charges	(11,331)	(11,187)	(36,227)	(38,412)	(27,206)	(26,093)

Net investment income (loss)	1,255,412	992,454	935,282	994,159	396,863	401,867

Realized gains (losses) on investments:
Capital gain distributions received	1	—	—	—	1,062,455	623,313
Net realized gain (loss)	(263,154)	46,609	(325,216)	(143,845)	3,506,313	1,098,366

Realized gains (losses)	(263,153)	46,609	(325,216)	(143,845)	4,568,768	1,721,679

Unrealized appreciation (depreciation) during the period	(2,639,166)	544,653	(715,371)	286,528	(6,922,955)	3,535,006

Net increase (decrease) in net assets from operations	(1,646,907)	1,583,716	(105,305)	1,136,842	(1,957,324)	5,658,552

Changes from principal transactions:
Purchase payments	835,486	828,506	659,400	438,872	392,311	496,929
Transfers between sub-accounts and the company	361,409	5,581,055	564,247	109,174	2,219,198	325,444
Transfers on general account policy loans	(189,393)	(229,720)	(16,077)	63,265	213,508	(24,336)
Withdrawals	(477,098)	(315,860)	(1,329,358)	(565,324)	(1,655,364)	(634,049)
Annual contract fee	(658,235)	(573,397)	(653,655)	(717,170)	(687,254)	(688,277)

Net increase (decrease) in net assets from principal transactions	(127,831)	5,290,584	(775,443)	(671,183)	482,399	(524,289)

Total increase (decrease) in net assets	(1,774,738)	6,874,300	(880,748)	465,659	(1,474,925)	5,134,263
Net assets at beginning of period	32,381,309	25,507,009	36,266,959	35,801,300	32,873,027	27,738,764

Net assets at end of period	$30,606,571	$32,381,309	$35,386,211	$36,266,959	$31,398,102	$32,873,027

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,509,853	1,257,112	1,482,053	1,513,205	856,696	864,364
Units issued	310,620	339,008	263,339	235,195	237,929	66,551
Units redeemed	(315,452)	(86,267)	(294,103)	(266,347)	(223,184)	(74,219)

Units, end of period	1,505,021	1,509,853	1,451,289	1,482,053	871,441	856,696

See accompanying notes.

32

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Ultra Short Term Bond Trust Series NAV		Utilities Trust Series NAV
	2018	2017	2018	2017
Income:
Dividend distributions received	$171,407	$83,580	$261,624	$192,963
Expenses:
Mortality and expense risk and administrative charges	(502)	(485)	(5,511)	(6,144)

Net investment income (loss)	170,905	83,095	256,113	186,819

Realized gains (losses) on investments:
Capital gain distributions received	—	—	(1)	(1)
Net realized gain (loss)	(16,739)	(11,690)	25,538	(84,959)

Realized gains (losses)	(16,739)	(11,690)	25,537	(84,960)

Unrealized appreciation (depreciation) during the period	(15,733)	(42,018)	(214,209)	1,030,215

Net increase (decrease) in net assets from operations	138,433	29,387	67,441	1,132,074

Changes from principal transactions:
Purchase payments	68,895	58,724	22,044	53,561
Transfers between sub-accounts and the company	3,216,928	2,635,616	(61,525)	(1,165,966)
Transfers on general account policy loans	3,443	(10,620)	(16,344)	4,003
Withdrawals	(97,204)	(10,233)	(64,561)	(111,151)
Annual contract fee	(193,535)	(126,220)	(298,787)	(277,326)

Net increase (decrease) in net assets from principal transactions	2,998,527	2,547,267	(419,173)	(1,496,879)

Total increase (decrease) in net assets	3,136,960	2,576,654	(351,732)	(364,805)
Net assets at beginning of period	7,165,744	4,589,090	7,966,801	8,331,606

Net assets at end of period	$10,302,704	$7,165,744	$7,615,069	$7,966,801

	2018	2017	2018	2017
Units, beginning of period	702,761	453,033	247,033	296,747
Units issued	360,968	275,627	4,424	9,285
Units redeemed	(65,839)	(25,899)	(17,650)	(58,999)

Units, end of period	997,890	702,761	233,807	247,033

See accompanying notes.

33

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

1.	Organization

John Hancock Variable Life Separate Account S (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 50 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 6 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 2 classes of units to fund Contracts issued by the Company. These classes, Series I and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I and Series NAV shares of the Trust Portfolio differ in the level of 12b- 1 fees and other expenses assessed against the Portfolio’s assets.

As a result of a portfolio change, the following sub-accounts of the Account were renamed as follows:

Previous Name	New Name	Effective Date
Bond Trust Series NAV	Select Bond Trust Series NAV	04/30/2018
Small Cap Growth Trust Series NAV	Small Cap Stock Trust Series NAV	04/30/2018

Funds transferred in 2018 are as follows:

Transferred from	Transferred to	Effective Date
Alpha Opportunities Trust Series NAV	Mid Cap Stock Trust Series NAV	04/27/2018

34

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2018.

35

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2018, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

36

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

5.	Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2018. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated	$2,220,650,037	—	—	2,220,650,037
NonAffiliated	$215,297,621	—	—	215,297,621

	$2,435,947,658	—	—	2,435,947,658

Hedge Funds
NonAffiliated	$—	—	13,708,332	13,708,332

Total	$2,435,947,658	—	13,708,332	2,449,655,990

Total Fair Value
Balance as of December 31, 2017	$16,628,090
Realized Gains (Losses)	295,416
Change in Unrealized Gains (Losses)	(1,285,063)
Purchases	5,250
Sales	1,936,726
Transfers in and/or (out) of Level 3, net (1)	—

Balance as of December 31, 2018	$13,708,332

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Hedge funds are classified as Level 3 because the valuations are based on significant unobservable inputs. The fair values of these investments have been estimated using the NAV of the underlying fund provided by the hedge fund managers. The underlying funds do not transact on a daily basis.

37

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

5.	Fair Value Measurements — (continued)

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2018.

38

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2018 were as follows:

	Purchases	Sales
Sub-Account
500 Index Fund Series NAV	$85,570,147	$72,892,381
Active Bond Trust Series NAV	16,140,176	17,537,624
Alpha Opportunities Trust Series NAV (a)	283,380	2,209,673
American Asset Allocation Trust Series I	157,425	51,884
American Global Growth Trust Series I	315,827	164,889
American Growth Trust Series I	6,691,569	3,243,503
American Growth-Income Trust Series I	11,619,332	9,175,419
American International Trust Series I	52,240,140	45,394,158
Blue Chip Growth Trust Series NAV	49,373,231	39,277,388
Capital Appreciation Trust Series NAV	36,911,782	19,695,533
Capital Appreciation Value Trust Series NAV	2,385,478	2,641,070
Core Bond Trust Series NAV	12,985,851	20,053,803
Emerging Markets Value Trust Series NAV	16,539,547	34,285,414
Equity Income Trust Series NAV	25,857,292	16,432,823
Financial Industries Trust Series NAV	866,238	1,540,690
Fundamental All Cap Core Trust Series NAV	16,012,856	9,636,903
Fundamental Large Cap Value Trust Series NAV	6,699,052	7,723,907
Global Bond Trust Series NAV	15,791,100	10,828,138
Global Trust Series NAV	9,074,142	10,377,102
Health Sciences Trust Series NAV	7,897,965	6,774,240
High Yield Trust Series NAV	13,868,140	16,277,519
International Equity Index Series NAV	18,142,752	19,657,242
International Growth Stock Trust Series NAV	13,349,841	12,873,609
International Small Company Trust Series NAV	10,845,297	10,177,660
International Value Trust Series NAV	43,491,577	46,658,868
Investment Quality Bond Trust Series NAV	27,697,823	28,975,583
Lifestyle Balanced Portfolio Series NAV	20,949	21,211
Lifestyle Conservative Portfolio Series NAV	192,074	1,314
Lifestyle Growth Portfolio Series NAV	1,179,965	264,254
M Capital Appreciation	15,605,644	17,085,130
M International Equity	11,755,793	16,841,909
M Large Cap Growth	15,294,689	18,811,477
M Large Cap Value	7,478,147	4,886,164
Main Management Insurance Fund Class A	5,250	1,936,726
Managed Volatility Aggressive Portfolio Series NAV	702,709	281,968
Managed Volatility Balanced Portfolio Series NAV	7,829,486	8,701,290
Managed Volatility Conservative Portfolio Series NAV	1,011,329	851,652
Managed Volatility Growth Portfolio Series NAV	3,889,789	3,661,445
Managed Volatility Moderate Portfolio Series NAV	1,282,226	1,344,001
Mid Cap Index Trust Series NAV	45,998,969	41,930,140
Mid Cap Stock Trust Series NAV	15,866,445	10,311,071
Mid Value Trust Series NAV	6,787,695	7,000,421
Money-Market Trust Series NAV	82,029,437	67,031,489
PIMCO All Asset	4,475,158	4,343,620
Real Estate Securities Trust Series NAV	13,446,807	24,194,637
Science & Technology Trust Series NAV	11,499,360	1,182,254
Select Bond Trust Series NAV	12,996,618	14,163,339
Short Term Government Income Trust Series NAV	24,509,976	28,045,791
Small Cap Index Trust Series NAV	20,206,997	22,235,719

39

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

6.	Purchases and Sales of Investments — (continued)

	Purchases	Sales
Sub-Account
Small Cap Opportunities Trust Series NAV	$3,069,516	$1,481,533
Small Cap Stock Trust Series NAV	20,060,423	26,082,538
Small Cap Value Trust Series NAV	13,430,803	13,616,209
Small Company Value Trust Series NAV	4,017,082	1,094,098
Strategic Income Opportunities Trust Series NAV	7,729,489	6,601,906
Total Bond Market Series Trust NAV	7,400,272	7,240,432
Total Stock Market Index Trust Series NAV	10,176,316	8,234,599
Ultra Short Term Bond Trust Series NAV	3,846,028	676,596
Utilities Trust Series NAV	407,590	570,652

(a)

Terminated as an investment option and funds transferred to Mid Cap Stock Trust Series NAV on April 27, 2018. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

40

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
500 Index Fund Series NAV (*)	2018	12,286	$55.90 to $ 48.53	$623,525	0.63 % to 0.00%	1.40%	-4.64 % to -5.24%
	2017	12,446	58.62 to 51.21	661,522	0.63 to 0.00	1.75	21.54 to 20.78
	2016	13,339	48.23 to 42.40	585,712	0.63 to 0.00	1.81	11.64 to 10.95
	2015	12,904	43.20 to 38.22	506,523	0.63 to 0.00	1.73	1.15 to 0.52
	2014	14,316	42.71 to 38.02	557,874	0.63 to 0.00	1.67	13.43 to 12.72

Active Bond Trust Series NAV (*)	2018	1,678	77.56 to 33.63	64,542	0.63 to 0.00	3.36	-0.55 to -1.17
	2017	1,785	77.99 to 34.03	68,640	0.63 to 0.00	3.50	4.89 to 4.24
	2016	1,809	74.36 to 32.64	65,392	0.63 to 0.00	3.82	4.50 to 3.84
	2015	1,748	71.15 to 31.44	60,598	0.63 to 0.00	5.37	0.12 to -0.50
	2014	1,481	71.07 to 31.59	52,614	0.63 to 0.00	4.04	6.97 to 6.31

American Asset Allocation Trust Series I (*)	2018	43	18.46 to 18.46	797	0.00 to 0.00	1.64	-4.91 to -4.91
	2017	44	19.41 to 19.41	844	0.00 to 0.00	1.20	15.79 to 15.79
	2016	44	16.76 to 16.76	730	0.00 to 0.00	1.20	8.99 to 8.99
	2015	39	15.38 to 15.38	603	0.00 to 0.00	2.23	1.06 to 1.06
	2014	30	15.22 to 15.22	464	0.00 to 0.00	1.65	5.05 to 5.05

American Global Growth Trust Series I (*)	2018	118	18.63 to 17.71	2,187	0.63 to 0.00	0.69	-9.37 to -9.94
	2017	118	20.55 to 19.66	2,419	0.63 to 0.00	0.26	30.92 to 30.11
	2016	116	15.70 to 15.11	1,807	0.63 to 0.00	1.36	0.29 to -0.34
	2015	105	15.66 to 15.16	1,638	0.63 to 0.00	1.57	6.64 to 5.97
	2014	81	14.68 to 14.31	1,184	0.63 to 0.00	0.89	1.97 to 1.34

American Growth Trust Series I (*)	2018	709	31.23 to 28.67	21,803	0.63 to 0.00	0.39	-0.66 to -1.27
	2017	735	31.43 to 29.04	22,730	0.63 to 0.00	0.36	27.86 to 27.07
	2016	897	24.58 to 22.86	21,593	0.63 to 0.00	0.36	9.08 to 8.40
	2015	1,063	22.54 to 21.08	23,549	0.63 to 0.00	0.19	6.44 to 5.77
	2014	1,620	21.17 to 19.93	33,924	0.63 to 0.00	0.85	8.14 to 7.46

American Growth-Income Trust Series I (*)	2018	388	26.78 to 24.59	10,206	0.63 to 0.00	1.53	-2.18 to -2.79
	2017	353	27.38 to 25.30	9,483	0.63 to 0.00	1.04	22.03 to 21.27
	2016	384	22.44 to 20.86	8,413	0.63 to 0.00	1.59	11.10 to 10.42
	2015	420	20.19 to 18.89	8,305	0.63 to 0.00	1.22	1.11 to 0.48
	2014	525	19.97 to 18.80	10,302	0.63 to 0.00	0.97	10.25 to 9.57

American International Trust Series I (*)	2018	2,326	20.44 to 18.77	47,370	0.63 to 0.00	2.91	-13.46 to -14.00
	2017	2,187	23.62 to 21.82	51,458	0.63 to 0.00	1.13	31.65 to 30.84
	2016	1,775	17.94 to 16.68	31,687	0.63 to 0.00	0.99	3.12 to 2.48
	2015	2,107	17.40 to 16.27	36,504	0.63 to 0.00	1.17	-4.82 to -5.42
	2014	1,440	18.28 to 17.21	26,181	0.63 to 0.00	1.05	-3.05 to -3.66

Blue Chip Growth Trust Series NAV (*)	2018	1,611	190.64 to 71.01	108,754	0.63 to 0.00	0.06	2.03 to 1.40
	2017	1,699	186.84 to 70.02	112,491	0.63 to 0.00	0.11	36.34 to 35.49
	2016	1,934	137.04 to 51.68	94,123	0.63 to 0.00	0.05	0.85 to 0.22
	2015	2,987	135.88 to 51.57	132,044	0.63 to 0.00	0.00	11.13 to 10.43
	2014	2,949	122.28 to 46.69	122,935	0.63 to 0.00	0.00	9.11 to 8.43

Capital Appreciation Trust Series NAV (*)	2018	2,062	36.38 to 33.41	74,161	0.63 to 0.00	0.36	-0.72 to -1.34
	2017	2,000	36.64 to 33.86	72,415	0.63 to 0.00	0.11	36.51 to 35.66
	2016	1,834	26.84 to 24.96	48,572	0.63 to 0.00	0.01	-1.00 to -1.61
	2015	1,915	27.11 to 25.37	51,216	0.63 to 0.00	0.03	11.47 to 10.78
	2014	1,860	24.32 to 22.90	44,665	0.63 to 0.00	0.08	9.68 to 9.00

Capital Appreciation Value Trust Series NAV (*)	2018	291	23.09 to 23.09	6,729	0.00 to 0.00	2.20	0.45 to 0.45
	2017	335	22.99 to 22.99	7,696	0.00 to 0.00	1.24	15.13 to 15.13
	2016	484	19.97 to 19.97	9,658	0.00 to 0.00	1.68	8.19 to 8.19
	2015	222	18.46 to 18.46	4,107	0.00 to 0.00	1.54	5.27 to 5.27
	2014	120	17.54 to 17.54	2,112	0.00 to 0.00	1.55	12.38 to 12.38

Core Bond Trust Series NAV (*)	2018	5,096	17.25 to 15.84	87,755	0.63 to 0.00	2.52	-0.54 to -1.16
	2017	5,643	17.35 to 16.03	97,731	0.63 to 0.00	2.22	3.47 to 2.83
	2016	5,589	16.76 to 15.59	93,533	0.63 to 0.00	2.10	2.73 to 2.08
	2015	5,403	16.32 to 15.27	88,005	0.63 to 0.00	2.29	0.36 to -0.27
	2014	531	16.26 to 15.31	8,619	0.63 to 0.00	2.21	6.01 to 5.35

Emerging Markets Value Trust Series NAV (*)	2018	2,813	12.43 to 11.55	34,778	0.63 to 0.00	2.31	-13.48 to -14.02
	2017	4,233	14.36 to 13.43	60,611	0.63 to 0.00	2.10	32.67 to 31.85
	2016	2,925	10.83 to 10.19	31,600	0.63 to 0.00	2.32	18.09 to 17.34
	2015	2,028	9.17 to 8.68	18,545	0.63 to 0.00	2.03	-19.05 to -19.56
	2014	2,197	11.32 to 10.79	24,819	0.63 to 0.00	1.87	-5.37 to -5.96

Equity Income Trust Series NAV (*)	2018	2,058	53.65 to 46.58	106,376	0.63 to 0.00	1.92	-9.52 to -10.08
	2017	2,189	59.30 to 51.80	125,147	0.63 to 0.00	2.25	16.28 to 15.55
	2016	2,479	51.00 to 44.83	122,006	0.63 to 0.00	2.32	19.18 to 18.44
	2015	2,771	42.79 to 37.85	114,582	0.63 to 0.00	1.87	-6.66 to -7.24
	2014	3,302	45.84 to 40.81	146,605	0.63 to 0.00	1.82	7.55 to 6.88

41

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
Financial Industries Trust Series NAV (*)	2018		367	$32.70 to $ 17.10	$7,455	0.63 % to 0.00%	1.11%	-14.38 % to -14.91%
	2017		422	38.19 to 20.10	10,004	0.63 to 0.00	1.46	15.29 to 14.57
	2016		71	33.13 to 17.54	1,832	0.63 to 0.00	1.56	19.47 to 18.73
	2015		69	27.73 to 14.77	1,457	0.63 to 0.00	1.07	-2.58 to -3.19
	2014		75	28.46 to 15.26	1,602	0.63 to 0.00	0.44	8.64 to 7.96

Fundamental All Cap Core Trust Series NAV (*)	2018		2,451	27.11 to 24.90	64,297	0.63 to 0.00	0.47	-13.16 to -13.70
	2017		2,583	31.22 to 28.85	78,108	0.63 to 0.00	0.79	27.77 to 26.97
	2016		2,699	24.44 to 22.72	63,946	0.63 to 0.00	0.67	8.40 to 7.73
	2015		2,868	22.55 to 21.09	62,815	0.63 to 0.00	0.00	4.09 to 3.44
	2014		3,014	21.66 to 20.39	63,579	0.63 to 0.00	0.45	9.81 to 9.13

Fundamental Large Cap Value Trust Series NAV (*)	2018		1,094	21.23 to 19.50	23,069	0.63 to 0.00	1.14	-17.03 to -17.54
	2017		1,146	25.59 to 23.65	29,140	0.63 to 0.00	1.66	17.54 to 16.81
	2016		1,282	21.77 to 20.25	27,722	0.63 to 0.00	2.26	10.21 to 9.53
	2015		1,330	19.75 to 18.49	26,106	0.63 to 0.00	1.22	-1.06 to -1.67
	2014		1,037	19.96 to 18.80	20,539	0.63 to 0.00	0.87	10.66 to 9.98

Global Bond Trust Series NAV (*)	2018		912	32.75 to 28.43	27,748	0.63 to 0.00	2.82	-1.74 to -2.35
	2017		777	33.33 to 29.11	24,082	0.63 to 0.00	2.34	8.71 to 8.03
	2016		830	30.66 to 26.95	23,748	0.63 to 0.00	0.00	3.15 to 2.51
	2015		794	29.73 to 26.29	22,110	0.63 to 0.00	2.49	-3.51 to -4.11
	2014		964	30.81 to 27.42	27,883	0.63 to 0.00	0.93	2.42 to 1.78

Global Trust Series NAV (*)	2018		332	18.01 to 16.53	5,908	0.63 to 0.00	1.84	-14.42 to -14.95
	2017		404	21.04 to 19.44	8,392	0.63 to 0.00	2.07	18.90 to 18.16
	2016		453	17.70 to 16.45	7,923	0.63 to 0.00	4.19	9.46 to 8.78
	2015		570	16.17 to 15.12	9,110	0.63 to 0.00	1.49	-6.33 to -6.92
	2014		1,041	17.26 to 16.25	17,851	0.63 to 0.00	9.12	-2.51 to -3.11

Health Sciences Trust Series NAV (*)	2018		434	69.79 to 62.50	29,972	0.63 to 0.00	0.00	0.76 to 0.14
	2017		466	69.27 to 62.42	31,926	0.63 to 0.00	0.00	27.61 to 26.81
	2016		635	54.28 to 49.22	34,084	0.63 to 0.00	0.11	-10.54 to -11.10
	2015		702	60.67 to 55.36	42,104	0.63 to 0.00	0.00	12.76 to 12.05
	2014		597	53.81 to 49.41	31,688	0.63 to 0.00	0.00	31.85 to 31.03

High Yield Trust Series NAV (*)	2018		953	23.52 to 20.67	22,012	0.63 to 0.00	6.02	-3.02 to -3.63
	2017		1,117	24.25 to 21.45	26,629	0.63 to 0.00	5.60	7.46 to 6.78
	2016		1,681	22.57 to 20.09	37,307	0.63 to 0.00	7.08	16.56 to 15.84
	2015		1,606	19.36 to 34	30,590	0.63 to 0.00	7.48	-8.38 to -8.94
	2014		1,511	21.14 to 19.04	31,328	0.63 to 0.00	6.81	0.00 to -0.61

International Equity Index Series NAV (*)	2018		2,827	48.91 to 26.16	82,333	0.63 to 0.00	2.38	-14.10 to -14.63
	2017		2,950	56.94 to 30.64	99,836	0.63 to 0.00	2.35	27.45 to 26.65
	2016		2,879	44.68 to 24.19	76,277	0.63 to 0.00	2.70	4.43 to 3.78
	2015		2,945	42.78 to 23.31	75,449	0.63 to 0.00	2.47	-5.80 to -6.39
	2014		3,574	45.42 to 24.91	96,325	0.63 to 0.00	2.87	-4.57 to -5.17

International Growth Stock Trust Series NAV (*)	2018		1,129	12.53 to 12.05	14,133	0.63 to 0.00	1.74	-14.43 to -14.96
	2017		1,145	14.64 to 14.17	16,735	0.63 to 0.00	1.40	21.90 to 21.15
	2016		1,285	12.01 to 11.70	15,418	0.63 to 0.00	2.16	-1.19 to -1.82
	2015		836	12.16 to 11.92	10,154	0.63 to 0.00	1.83	-2.23 to -2.85
	2014		834	12.43 to 12.27	10,365	0.63 to 0.00	2.00	0.19 to -0.44

International Small Company Trust Series NAV (*)	2018		869	16.45 to 15.54	14,267	0.63 to 0.00	1.22	-20.07 to -20.57
	2017		845	20.59 to 19.57	17,358	0.63 to 0.00	1.57	29.59 to 28.79
	2016		760	15.89 to 15.19	12,038	0.63 to 0.00	2.14	4.95 to 4.29
	2015		668	15.14 to 14.57	10,078	0.63 to 0.00	1.69	6.68 to 6.01
	2014		783	14.19 to 13.74	11,088	0.63 to 0.00	1.47	-6.85 to -7.43

International Value Trust Series NAV (*)	2018		2,398	15.94 to 14.64	37,674	0.63 to 0.00	2.61	-14.96 to -15.49
	2017		2,632	18.75 to 17.32	48,661	0.63 to 0.00	1.98	17.25 to 16.52
	2016		2,733	15.99 to 14.86	43,104	0.63 to 0.00	2.79	12.20 to 11.50
	2015		2,197	14.25 to 13.33	30,785	0.63 to 0.00	1.76	-7.72 to -8.30
	2014		2,701	15.44 to 14.54	41,125	0.63 to 0.00	2.95	-12.47 to -13.03

Investment Quality Bond Trust Series NAV (*)	2018		758	17.20 to 15.79	12,987	0.63 to 0.00	2.67	-0.67 to -1.30
	2017		858	17.32 to 16.00	14,784	0.63 to 0.00	1.80	4.67 to 4.02
	2016		2,293	16.55 to 15.38	37,822	0.63 to 0.00	3.37	4.26 to 3.60
	2015		731	15.87 to 14.84	11,501	0.63 to 0.00	2.25	-0.68 to -1.30
	2014		550	15.98 to 15.04	8,679	0.63 to 0.00	3.13	5.54 to 4.88

Lifestyle Conservative Portfolio Series NAV (*)	2018	(g)	18	9.93 to 9.93	180	0.63 to 0.63	7.02	-0.71 to -0.71

Lifestyle Growth Portfolio Series NAV (*)	2018		453	11.13 to 10.98	5,214	0.63 to 0.00	2.26	-6.08 to -6.65
	2017		401	11.85 to 11.76	4,851	0.63 to 0.00	2.45	16.20 to 15.47
	2016		314	10.20 to 10.19	3,207	0.63 to 0.00	9.99	1.98 to 1.87

42

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest(a)	(000s)	Highest to Lowest(b)	Income Ratio(c)	Highest to Lowest(d)
M Capital Appreciation	2018	584	$98.31 to $ 88.63	$49,402	0.63 % to 0.00%	0.27%	-14.15 % to -14.68%
	2017	699	114.51 to 103.88	69,689	0.63 to 0.00	0.00	19.02 to 18.28
	2016	760	96.21 to 87.82	63,594	0.63 to 0.00	0.00	21.06 to 20.30
	2015	894	79.47 to 73.00	62,377	0.63 to 0.00	0.00	-6.58 to -7.16
	2014	854	85.07 to 78.63	62,749	0.63 to 0.00	0.00	12.42 to 11.72

M International Equity	2018	1,919	31.26 to 27.09	58,634	0.63 to 0.00	1.36	-20.57 to -21.06
	2017	2,084	39.36 to 34.31	80,239	0.63 to 0.00	1.83	24.05 to 23.28
	2016	1,909	31.73 to 27.83	59,132	0.63 to 0.00	1.05	-0.05 to -0.67
	2015	2,285	31.74 to 28.02	70,908	0.63 to 0.00	1.60	-3.94 to -4.54
	2014	2,088	33.05 to 29.36	67,252	0.63 to 0.00	2.19	-7.06 to -7.64

M Large Cap Growth	2018	968	69.77 to 60.44	59,743	0.63 to 0.00	0.00	-4.95 to -5.54
	2017	1,116	73.41 to 63.98	73,142	0.63 to 0.00	0.00	38.97 to 38.11
	2016	1,211	52.82 to 46.33	56,928	0.63 to 0.00	0.00	-2.32 to -2.93
	2015	1,317	54.08 to 47.73	63,589	0.63 to 0.00	0.03	7.70 to 7.03
	2014	1,373	50.21 to 44.59	61,347	0.63 to 0.00	0.04	10.21 to 9.52

M Large Cap Value	2018	1,116	26.27 to 23.67	29,235	0.63 to 0.00	1.51	-12.07 to -12.61
	2017	1,116	29.87 to 27.08	33,247	0.63 to 0.00	1.50	14.99 to 14.28
	2016	1,140	25.98 to 23.70	29,538	0.63 to 0.00	1.66	9.64 to 8.95
	2015	1,525	23.69 to 21.75	36,036	0.63 to 0.00	1.36	-0.66 to -1.28
	2014	1,163	23.85 to 22.03	27,648	0.63 to 0.00	1.20	9.68 to 9.00

Main Management Insurance Fund Class A	2018	1,219	12.29 to 12.29	14,983	0.00 to 0.00	0.00	2.88 to 2.88
	2017	1,377	11.95 to 11.95	16,447	0.00 to 0.00	0.00	8.36 to 8.36
	2016	1,377	11.02 to 11.02	15,179	0.00 to 0.00	0.00	1.26 to 1.26
	2015	1,656	10.89 to 10.89	18,026	0.00 to 0.00	0.00	5.33 to 5.33
	2014	2,056	10.34 to 10.34	21,255	0.00 to 0.00	0.00	3.36 to 3.36

Managed Volatility Aggressive Portfolio Series NAV (*)	2018	209	20.19 to 18.54	4,190	0.63 to 0.00	2.15	-8.32 to -8.89
	2017	207	22.03 to 20.35	4,525	0.63 to 0.00	1.66	22.88 to 22.11
	2016	245	17.93 to 16.67	4,342	0.63 to 0.00	1.01	1.89 to 1.27
	2015	483	17.59 to 16.46	8,261	0.63 to 0.00	2.10	-5.79 to -6.38
	2014	475	18.67 to 17.58	8,640	0.63 to 0.00	4.60	1.54 to 0.91

Managed Volatility Balanced Portfolio Series NAV (*)	2018	2,632	19.58 to 17.98	50,544	0.63 to 0.00	2.26	-4.82 to -5.40
	2017	2,926	20.58 to 19.01	58,987	0.63 to 0.00	2.23	14.15 to 13.44
	2016	3,157	18.02 to 16.76	55,785	0.63 to 0.00	2.03	4.91 to 4.25
	2015	3,621	17.18 to 16.07	61,116	0.63 to 0.00	2.37	-2.20 to -2.81
	2014	3,979	17.57 to 16.54	68,770	0.63 to 0.00	2.78	4.25 to 3.60

Managed Volatility Conservative Portfolio Series NAV (*)	2018	205	18.13 to 16.64	3,653	0.63 to 0.00	2.80	-2.21 to -2.81
	2017	205	18.54 to 17.12	3,774	0.63 to 0.00	2.11	7.94 to 7.26
	2016	355	17.17 to 15.96	6,071	0.63 to 0.00	2.46	4.53 to 3.87
	2015	350	16.43 to 15.37	5,716	0.63 to 0.00	2.37	0.18 to -0.46
	2014	332	16.40 to 15.44	5,414	0.63 to 0.00	2.70	4.98 to 4.31

Managed Volatility Growth Portfolio Series NAV (*)	2018	1,356	19.72 to 18.12	26,568	0.63 to 0.00	2.16	-6.56 to -7.13
	2017	1,487	21.11 to 19.51	31,203	0.63 to 0.00	2.10	18.71 to 17.97
	2016	1,550	17.78 to 16.54	27,408	0.63 to 0.00	1.84	3.38 to 2.74
	2015	1,790	17.20 to 16.09	30,507	0.63 to 0.00	2.21	-4.55 to -5.14
	2014	1,985	18.02 to 16.97	35,486	0.63 to 0.00	2.16	2.28 to 1.64

Managed Volatility Moderate Portfolio Series NAV (*)	2018	280	19.40 to 17.81	5,383	0.63 to 0.00	2.42	-3.93 to -4.53
	2017	308	20.19 to 18.66	6,161	0.63 to 0.00	2.32	12.02 to 11.32
	2016	312	18.03 to 16.76	5,570	0.63 to 0.00	1.86	5.25 to 4.59
	2015	437	17.13 to 16.03	7,439	0.63 to 0.00	2.50	-0.86 to -1.49
	2014	464	17.27 to 16.27	7,970	0.63 to 0.00	3.38	4.99 to 4.34

Mid Cap Index Trust Series NAV (*)	2018	1,970	33.16 to 29.88	64,370	0.63 to 0.00	1.17	-11.45 to -12.00
	2017	2,011	37.45 to 33.96	74,283	0.63 to 0.00	0.57	15.86 to 15.14
	2016	1,718	32.32 to 29.49	54,798	0.63 to 0.00	1.56	20.17 to 19.42
	2015	1,093	26.89 to 24.69	28,888	0.63 to 0.00	1.01	-2.54 to -3.15
	2014	1,318	27.60 to 25.50	35,838	0.63 to 0.00	1.04	9.40 to 8.72

Mid Cap Stock Trust Series NAV (*)	2018	632	96.79 to 82.98	44,722	0.63 to 0.00	0.00	-1.54 to -2.15
	2017	626	98.30 to 84.80	45,323	0.63 to 0.00	0.00	28.66 to 27.86
	2016	552	76.41 to 66.32	33,017	0.63 to 0.00	0.00	0.58 to -0.05
	2015	635	75.96 to 66.35	37,882	0.63 to 0.00	0.00	3.04 to 2.40
	2014	671	73.72 to 64.80	38,857	0.63 to 0.00	0.14	8.11 to 7.44

Mid Value Trust Series NAV (*)	2018	785	47.62 to 41.85	36,799	0.63 to 0.00	0.83	-10.68 to -11.24
	2017	864	53.32 to 47.15	45,265	0.63 to 0.00	0.96	11.46 to 10.76
	2016	947	47.84 to 42.57	44,556	0.63 to 0.00	1.34	24.09 to 23.32
	2015	811	38.55 to 34.52	30,681	0.63 to 0.00	1.16	-3.41 to -4.01
	2014	912	39.91 to 35.96	35,735	0.63 to 0.00	0.77	10.70 to 10.01

43

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
Money-Market Trust Series NAV (*)	2018		7,737	$15.80 to $10.23	$90,393	0.63 % to 0.00%	1.58%	1.58 % to 0.97%
	2017		6,292	15.65 to 10.07	75,395	0.63 to 0.00	0.64	0.61 to 0.02
	2016		6,012	15.64 to 10.00	70,857	0.63 to 0.00	0.15	0.05 to -0.31

PIMCO All Asset	2018		1,062	17.29 to 15.87	18,283	0.63 to 0.00	2.82	-5.59 to -6.18
	2017		1,091	18.31 to 16.91	19,889	0.63 to 0.00	4.41	13.19 to 12.48
	2016		1,059	16.18 to 15.04	17,055	0.63 to 0.00	2.21	12.59 to 11.88
	2015		1,279	14.37 to 13.44	18,326	0.63 to 0.00	2.94	-9.31 to -9.88
	2014		1,392	15.84 to 14.91	21,949	0.63 to 0.00	4.73	0.23 to -0.40

Real Estate Securities Trust Series NAV (*)	2018		464	156.74 to 86.50	36,760	0.63 to 0.00	1.65	-3.43 to -4.03
	2017		624	162.30 to 90.13	49,796	0.63 to 0.00	0.56	6.26 to 5.60
	2016		814	152.74 to 85.35	59,264	0.63 to 0.00	3.32	6.96 to 6.29
	2015		950	142.80 to 80.30	64,215	0.63 to 0.00	1.93	2.80 to 2.16
	2014		1,097	138.91 to 78.60	72,327	0.63 to 0.00	1.71	31.75 to 30.93

Science & Technology Trust Series NAV (*)	2018		378	43.66 to 40.09	16,332	0.63 to 0.00	0.00	-0.57 to -1.18
	2017		180	43.91 to 40.57	7,754	0.63 to 0.00	0.08	41.21 to 40.33
	2016		224	31.10 to 28.91	6,826	0.63 to 0.00	0.00	8.41 to 7.74
	2015		211	28.68 to 26.83	5,967	0.63 to 0.00	0.00	6.78 to 6.11
	2014		210	26.86 to 25.29	5,566	0.63 to 0.00	0.00	12.95 to 12.25

Select Bond Trust Series NAV (*)	2018	(e)	901	11.94 to 11.40	10,733	0.63 to 0.00	2.74	-0.38 to -1.00
	2017		1,030	11.98 to 11.52	12,313	0.63 to 0.00	2.95	3.65 to 2.99
	2016		1,055	11.56 to 11.19	12,173	0.63 to 0.00	3.66	3.19 to 2.53
	2015		366	11.20 to 10.91	4,094	0.63 to 0.00	2.56	0.30 to -0.34
	2014		246	11.17 to 10.95	2,739	0.63 to 0.00	4.78	5.59 to 4.93

Short Term Government Income Trust Series NAV (*)	2018		3,548	10.95 to 10.37	38,679	0.63 to 0.00	2.00	0.89 to 0.24
	2017		3,951	10.86 to 10.34	42,717	0.63 to 0.00	1.43	0.62 to -0.02
	2016		4,235	10.79 to 10.35	45,549	0.63 to 0.00	1.68	0.63 to -0.01
	2015		4,123	10.72 to 10.35	44,088	0.63 to 0.00	1.36	0.69 to 0.06
	2014		7,048	10.65 to 10.34	74,942	0.63 to 0.00	1.95	1.19 to 0.55

Small Cap Index Trust Series NAV (*)	2018		1,154	30.42 to 19.26	26,007	0.63 to 0.00	1.01	-11.31 to -11.86
	2017		1,408	34.30 to 21.85	35,535	0.63 to 0.00	0.50	14.43 to 13.71
	2016		1,411	29.98 to 19.22	31,062	0.63 to 0.00	1.42	21.02 to 20.26
	2015		1,054	24.77 to 15.98	19,505	0.63 to 0.00	1.12	-4.59 to -5.18
	2014		1,481	25.96 to 16.85	27,920	0.63 to 0.00	0.95	4.71 to 4.06

Small Cap Opportunities Trust Series NAV (*)	2018		226	21.11 to 19.39	4,757	0.63 to 0.00	0.45	-13.81 to -14.34
	2017		206	24.50 to 22.64	5,026	0.63 to 0.00	0.45	11.18 to 10.49
	2016		190	22.03 to 20.49	4,177	0.63 to 0.00	0.52	19.51 to 18.76
	2015		169	18.44 to 17.25	3,097	0.63 to 0.00	0.16	-5.12 to -5.71
	2014		693	19.43 to 18.29	13,431	0.63 to 0.00	0.09	2.42 to 1.79

Small Cap Stock Trust Series NAV (*)	2018	(f)	1,142	36.72 to 31.87	39,879	0.63 to 0.00	0.00	-5.22 to -5.81
	2017		1,417	38.74 to 33.83	52,193	0.63 to 0.00	0.00	26.70 to 25.91
	2016		1,355	30.58 to 26.87	39,516	0.63 to 0.00	0.00	2.27 to 1.63
	2015		1,446	29.90 to 26.44	41,264	0.63 to 0.00	0.00	-8.78 to -9.35
	2014		1,324	32.78 to 29.17	41,245	0.63 to 0.00	0.00	7.60 to 6.93

Small Cap Value Trust Series NAV (*)	2018		1,182	76.12 to 42.57	61,337	0.63 to 0.00	0.72	-12.45 to -12.99
	2017		1,351	86.94 to 48.93	79,686	0.63 to 0.00	0.96	3.79 to 3.14
	2016		1,567	83.77 to 47.44	89,353	0.63 to 0.00	0.78	22.68 to 21.91
	2015		1,521	68.28 to 38.91	70,863	0.63 to 0.00	0.52	-1.31 to -1.93
	2014		1,733	69.19 to 39.68	81,309	0.63 to 0.00	0.70	7.25 to 6.58

Small Company Value Trust Series NAV (*)	2018		292	27.71 to 25.44	8,003	0.63 to 0.00	0.44	-12.93 to -13.47
	2017		223	31.83 to 29.41	7,021	0.63 to 0.00	0.23	11.58 to 10.89
	2016		256	28.53 to 26.52	7,231	0.63 to 0.00	0.79	32.33 to 31.50
	2015		303	21.56 to 20.17	6,468	0.63 to 0.00	1.33	-5.51 to -6.10
	2014		401	22.81 to 21.48	9,075	0.63 to 0.00	0.07	0.14 to -0.49

Strategic Income Opportunities Trust Series NAV (*)	2018		1,505	20.48 to 18.79	30,607	0.63 to 0.00	3.96	-5.00 to -5.58
	2017		1,510	21.56 to 19.90	32,381	0.63 to 0.00	3.42	5.66 to 5.00
	2016		1,257	20.40 to 18.95	25,507	0.63 to 0.00	2.02	5.19 to 4.53
	2015		2,071	19.39 to 18.13	40,027	0.63 to 0.00	3.84	1.27 to 0.65
	2014		437	19.15 to 18.01	8,201	0.63 to 0.00	4.14	5.13 to 4.48

Total Bond Market Series Trust NAV (*)	2018		1,451	25.02 to 21.99	35,386	0.63 to 0.00	2.73	-0.24 to -0.87
	2017		1,482	25.08 to 22.18	36,267	0.63 to 0.00	2.87	3.34 to 2.69
	2016		1,513	24.27 to 21.60	35,801	0.63 to 0.00	2.68	2.45 to 1.80
	2015		1,526	23.69 to 21.22	35,296	0.63 to 0.00	3.01	0.30 to -0.32
	2014		1,864	23.62 to 21.29	42,956	0.63 to 0.00	3.29	6.06 to 5.39

Total Stock Market Index Trust Series NAV (*)	2018		871	101.44 to 27.63	31,398	0.63 to 0.00	1.28	-5.66 to -6.24
	2017		857	107.52 to 29.47	32,873	0.63 to 0.00	1.42	20.65 to 19.90

44

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
Total Stock Market Index Trust Series NAV (*)	2016	864	$89.11 to $24.58	$27,739	0.63 % to 0.00%	1.49%	12.38 % to 11.68%
	2015	911	79.30 to 22.01	25,951	0.63 to 0.00	1.37	-0.53 to -1.15
	2014	955	79.72 to 22.27	27,027	0.63 to 0.00	1.23	11.46 to 10.77

Ultra Short Term Bond Trust Series NAV (*)	2018	998	10.36 to 9.80	10,303	0.63 to 0.00	1.98	1.53 to 0.84
	2017	703	10.20 to 9.72	7,166	0.63 to 0.00	1.68	0.62 to -0.07
	2016	453	10.14 to 9.73	4,589	0.63 to 0.00	1.60	0.67 to -0.02
	2015	443	10.07 to 9.73	4,463	0.63 to 0.00	1.14	0.01 to -0.66
	2014	715	10.07 to 9.79	7,199	0.63 to 0.00	2.02	0.03 to -0.65

Utilities Trust Series NAV (*)	2018	234	32.88 to 30.20	7,615	0.63 to 0.00	3.36	0.93 to 0.31
	2017	247	32.57 to 30.10	7,967	0.63 to 0.00	2.36	14.82 to 14.11
	2016	297	28.37 to 26.38	8,332	0.63 to 0.00	4.60	11.43 to 10.74
	2015	319	25.46 to 23.82	8,036	0.63 to 0.00	2.89	-14.79 to -15.32
	2014	393	29.88 to 28.13	11,639	0.63 to 0.00	3.21	12.72 to 12.02

45

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

(*)	Sub-account that invests in affiliated Trust.

(a)

As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, STA, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c)

These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d)

These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

(f)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

(g)	Sub-account available in prior year but no activity.

46

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

8.	Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable life contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9.	Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-accounts and are reflected as terminations.

The Company deducts from the assets of the Account a daily charge equivalent to annual rates between 0.00% and 0.63% of the average net value of the Account’s assets for the assumption of mortality and expense risks.

47

Prospectus dated April 29, 2019
for interests in
John Hancock Variable Life Account S
Interests are made available under
Majestic Variable Estate Protection 98
a flexible premium variable universal survivorship life insurance policy
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
The policy provides a fixed account option with fixed rates of return declared by John Hancock USA and the following variable investment accounts:
500 Index
Active Bond
American Asset Allocation
American Global Growth
American Growth
American Growth-Income
American International
Blue Chip Growth
Capital Appreciation
Capital Appreciation Value
Core Bond
Emerging Markets Value
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Value
Global
Global Bond
Health Sciences
High Yield
International Equity Index
International Growth Stock
International Small Company
International Value
Investment Quality Bond
Lifestyle Balanced
Lifestyle Conservative
Lifestyle Growth
Lifestyle Moderate
Managed Volatility Aggressive
Managed Volatility Balanced
Managed Volatility Conservative
Managed Volatility Growth
Managed Volatility Moderate
Mid Cap Index
Mid Cap Stock
Mid Value
Money Market
PIMCO VIT All Asset
Real Estate Securities
Science & Technology
Select Bond
Short Term Government Income
Small Cap Index
Small Cap Opportunities
Small Cap Stock
Small Cap Value
Small Company Value
Strategic Income Opportunities
Total Bond Market
Total Stock Market Index
Ultra Short Term Bond
Utilities
M Capital Appreciation
M International Equity
M Large Cap Growth
M Large Cap Value
* * * * * * * * * * * *
Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may no longer receive paper copies of the shareholder reports for the Portfolios offered through your John Hancock life insurance policy unless you specifically request paper copies from John Hancock. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time reports are posted and be provided with a website link to access those reports. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action.
Alternatively, you may request to receive reports in paper, free of charge, at any time, by calling John Hancock at 800-827-4546. Your election to receive reports in paper will apply to all Portfolios offered within your life insurance policy.

GUIDE TO THIS PROSPECTUS
This prospectus is arranged in the following way:
•	The first section is called “Summary of Benefits and Risks.” It contains a summary of the benefits available under the policy and of the principal risks of purchasing the policy. You should read this section before reading any other section of this prospectus.
•	Behind the Summary of Benefits and Risks section is a section called “Fee Tables” that describes the fees and expenses you will pay when buying, owning and surrendering the policy.
•	Behind the Fee Tables section is a section called “Detailed Information.” This section gives more details about the policy. It may repeat certain information contained in the Summary of Benefits and Risks section in order to put the more detailed information in proper context.
•	Finally, on the back cover of this prospectus is information concerning the Statement of Additional Information (the “SAI”) and how the SAI, audited financial statements for John Hancock USA and the Separate Account, personalized illustrations and other information can be obtained.

Prior to making any investment decisions, you should carefully review this product prospectus and all applicable supplements. In addition, you should review the prospectuses for the underlying funds that we make available as investment options under the policies. The funds' prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the funds. In the case of any of the portfolios that are operated as “feeder funds,” the prospectus for the corresponding “master fund” is also provided. If you need to obtain additional copies of any of these documents, please contact your John Hancock USA representative or contact our Service Office at the address and telephone number on the back page of this product prospectus.
2

3

SUMMARY OF BENEFITS AND RISKS
The nature of the policy
This is a so-called “survivorship” policy that provides coverage on two insured persons. The policy’s primary purpose is to provide lifetime protection against economic loss due to the death of the last surviving insured person. The policy is unsuitable as a short-term savings vehicle because of the substantial policy-level charges. We are obligated to pay all amounts promised under the policy. The value of the amount you have invested under the policy may increase or decrease daily based on the investment results of the variable investment options that you choose. The amount we pay to the policy’s beneficiary upon the death of the last surviving insured person (we call this the “death benefit”) may be similarly affected. That’s why the policy is referred to as a “variable” life insurance policy. We call the investments you make in the policy “premiums” or “premium payments.” The amount we require as your first premium depends upon the specifics of your policy and the insured persons. Except as noted in the Detailed Information section of this prospectus, you can make any other premium payments you wish at any time. That’s why the policy is called a “flexible premium” policy.
If the life insurance protection described in this prospectus is provided under a master group policy, the term “policy” as used in this prospectus refers to the certificate we issue and not to the master group policy.
Summary of policy benefits
Death benefit
When the last surviving insured person dies, we will pay the death benefit minus any outstanding loans. There are two ways of calculating the death benefit (Option A and Option B). You choose which one you want in the application. The two death benefit options are:
•	Option A - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit, if elected (as described below), or (2) the minimum insurance amount (as described under “The minimum insurance amount” provision in the Detailed Information section of this prospectus).
•	Option B - The death benefit will equal the greater of (1) the Total Sum Insured plus your policy’s account value on the date of death of the last surviving insured person, or (2) the minimum insurance amount.
Surrender of the policy
You may surrender the policy in full at any time. If you do, we will pay you the account value of the policy less any outstanding policy debt plus, if surrender occurs in the second policy year, a refund of a certain portion of sales charges equal to 5% of premiums paid in the second policy year up to the Target Premium. This is called your “surrender value.” You must return your policy when you request a surrender.
If you have not taken a loan on your policy, the “account value” of your policy will, on any given date, be equal to:
•	the amount you invested,
•	plus or minus the investment experience of the investment options you’ve chosen,
•	minus all charges we deduct, and
•	minus all withdrawals you have made.
If you take a loan on your policy, your account value will be computed somewhat differently. This is discussed under “Policy loans.”
Partial withdrawals
You may make a partial withdrawal of your surrender value at any time. Each withdrawal must be at least $1,000. There is a charge for each partial withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20. Your account value is automatically reduced by the amount of the withdrawal and the charge. We reserve the right to refuse a withdrawal if it would reduce the surrender value or the Total Sum Insured below certain minimum amounts.
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Policy loans
You may borrow from your policy at any time by completing the appropriate form. The minimum amount of each loan is $1,000. The maximum amount you can borrow is determined by a formula as described in your policy. Interest is charged on each loan. You can pay the interest or allow it to become part of the outstanding loan balance. You can repay all or part of a loan at any time. If there is an outstanding loan when the insured person dies, it will be deducted from the death benefit. Policy loans permanently affect the calculation of your account value, and may also result in adverse tax consequences.
Optional benefit riders
When you apply for the policy, you can request any of the optional benefit riders that we make available. There are a number of such riders. Charges for most riders will be deducted monthly from the policy’s account value.
Investment options
The policy offers a number of investment options, as listed on page 1 of this prospectus. These investment options are subaccounts of John Hancock Variable Life Account S (the “Account” or “Separate Account”), a separate account operated by us under Michigan law. They cover a broad spectrum of investment styles and strategies. Although the funds of the series funds that underlie those investment options operate like publicly traded mutual funds, there are important differences between your investment options and publicly-traded mutual funds. You can transfer money from one investment option to another without tax liability. Moreover, any dividends and capital gains distributed by each underlying fund are automatically reinvested and reflected in the fund’s value and create no taxable event for you. If and when policy earnings are distributed (generally as a result of a surrender or partial withdrawal), they will be treated as ordinary income instead of as capital gains. Also, you must keep in mind that you are purchasing an insurance policy and you will be assessed charges at the policy level as well as at the fund level. Such policy level charges are significant and will reduce the investment performance of your investment options.
Summary of policy risks
Lapse risk
If the account value of your policy is insufficient to pay the charges when due, your policy (or part of it) can terminate (i.e. “lapse”). This can happen because you haven't paid enough premiums or because the investment performance of the investment options you've chosen has been poor or because of a combination of both factors. You’ll be given a “grace period” within which to make additional premium payments to keep the policy in effect. If lapse occurs, you’ll be given the opportunity to reinstate the policy by making the required premium payments and satisfying certain other conditions.
Since withdrawals reduce your account value, withdrawals increase the risk of lapse. Loans also increase the risk of lapse.
Investment risk
As mentioned above, the investment performance of any variable investment option may be good or bad. Your account value will rise or fall based on the investment performance of the variable investment options you’ve chosen. Some variable investment options are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the series funds.
Transfer risk
There is a risk that you will not be able to transfer your account value from one investment option to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of any fixed account option are more restrictive than those that apply to transfers out of variable investment accounts.
Market timing and disruptive trading risks
The policy is not designed for professional market timers or highly active traders, including persons or entities that engage in programmed, large or frequent transfers among the investment accounts or between the investment accounts and any available fixed account. The policy is also not designed to accommodate trading that results in transfers that are large in relation to the total assets of the underlying portfolio.
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Variable investment accounts in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment accounts on a daily basis and allow transfers among investment accounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of investment accounts or to make large transfers in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in an investment account can be harmed by large or frequent transfer activity. For example, such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies. This could include causing the portfolio to maintain higher levels of cash than would otherwise be the case, or liquidating investments prematurely. Accordingly, frequent or large transfers may result in dilution with respect to interests held for long-term investment and adversely affect policy owners, beneficiaries and the underlying portfolios.
To discourage market timing and disruptive trading activity, we impose restrictions on transfers (see “Transfers of existing policy value”) and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges (see “How you communicate with us”). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period,
(ii) restricting the dollar amount of transfers,
(iii) restricting transfers into and out of certain investment accounts,
(iv) restricting the method used to submit transfers, and
(v) deferring a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.
We may also impose additional administrative conditions upon, or prohibit a transfer request made by a third party giving instructions on behalf of multiple policies, whether owned by the same owner or different owners. If you engage a third party for asset allocation services, then you may be subject to these transfer restrictions because of the actions of that party in providing those services. We will notify the third party you have engaged if we exercise this right.
While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long-term investors.
Tax risks
Life insurance death benefits are ordinarily not subject to income tax. Other Federal and state taxes may apply as further discussed below. In general, you will be taxed on the amount of lifetime distributions that exceed the premiums paid under the policy. Any taxable distribution will be treated as ordinary income (rather than as capital gains) for tax purposes.
In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the “Code”), your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called “7-pay limit” that limits the amount of premium that can be paid in relation to the policy’s death benefit. If the limit is violated, the policy will be treated as a “modified endowment contract,” which can have adverse tax consequences. There are also certain Treasury Department rules referred to as the “investor control rules” that determine whether you would be treated as the “owner” of the assets underlying your policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called “inside build-up” that is a major benefit of life insurance.
There is also a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made, surrender or lapse of the policy with a loan outstanding would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For
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these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy.
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FEE TABLES
This section contains the tables that describe all of the fees and expenses that you will pay when buying, owning and surrendering the policy. In the first three tables, certain entries show the minimum charge, the maximum charge and the charge for a representative insured person. Other entries show only the maximum charge we can assess and are labeled as such. The remaining entries are always calculated in the same way, we cannot assess a charge that is greater than the single charge shown in the table. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown.
The first table below describes the fees and expenses that you will pay at the time that you pay a premium or withdraw account value. We reserve the right to increase the premium tax and the DAC tax charges beyond the levels indicated on the Transaction Fees table in order to correspond with changes in state premium tax levels or in the Federal income tax treatment of the deferred acquisition costs for this type of policy. Currently, state premium tax levels range from 0-3.5%.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum sales charge	Upon payment of premium	30% of Target Premiums paid in policy year 1
15% of Target Premiums paid in policy years 2-5
10% of Target Premiums paid in policy years 6-10
4% of Target Premiums paid in policy years 11-20
3% of Target Premiums paid in policy years 21 and thereafter
3.5% of any premiums paid in excess of Target Premiums in policy years 2-10
3% of any premiums paid in excess of Target Premiums in policy year 11 and thereafter(1)
Premium tax charge	Upon payment of premium	2.35% of each premium paid
DAC tax charge	Upon payment of premium	1.25% of each premium paid
Premium processing charge	Upon payment of premium	1.25% of each premium paid(2)
Maximum partial withdrawal charge	Upon making a partial withdrawal	Lesser of 2% of withdrawal amount or $20

(1)  The current charges differ from those shown above as follows: 3% of Target Premiums paid in policy years 11-20, 0% of Target Premiums paid in policy years 21 and thereafter, and 0% of any premiums paid in excess of Target Premiums in policy years 21 and thereafter. If the younger insured is 71 or older when the policy is issued, there will be no sales charges after policy year 11. If premium received in policy year 1 is less than the Target, then premium received in policy year 2 will be treated as if received in policy year 1 until the sum of premiums received in policy years 1 and 2 equal the policy year 1 Target Premium. The “Target Premium” for each policy year is determined at the time the policy is issued and appears in the “Policy Specifications” section of the policy. In general, the greater the proportion of Additional Sum Insured at issue, the lower the Target Premium.
(2)  For policies with a Total Sum Insured of $5 million or more, this charge will be reduced to as low as .50%.
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The next two tables describe the fees and expenses that you will pay periodically during the time you own the policy. These tables do not include fees and expenses paid at the fund level. Except for the M&E charge, the policy loan interest rate and the Enhanced Cash Value Rider, all of the charges shown in the tables are deducted from your account value. The second table is devoted only to optional rider benefits.
Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Rate	Current Rate
Insurance charge(1)
Minimum charge	Monthly	$0.0001 per $1,000 of AAR	$0.0001 per $1,000 of AAR
Maximum charge	Monthly	$83.20 per $1,000 of AAR	$83.20 per $1,000 of AAR
Charge for representative insured persons	Monthly	$0.003 per $1,000 of AAR	$0.003 per $1,000 of AAR
Issue charge	Monthly	$55.55 only during policy years 1-5 plus 2¢ per $1,000 of Total Sum Insured at issue only during policy years 1-3(2)	$55.55 only during policy years 1-5 plus 2¢ per $1,000 of Total Sum Insured at issue only during policy years 1-3(2)
Administrative charge	Monthly	$10 in all policy years plus 3¢ per $1,000 of Total Sum Insured at issue in all policy years	$7.50 in all policy years plus 1¢ per $1,000 of Total Sum Insured at issue in policy years 1-10(3)
Guaranteed minimum death benefit charge(4)	Monthly, starting in policy year 11	3¢ per $1,000 of Basic Sum Insured at issue	1¢ per $1,000 of Basic Sum Insured at issue
M&E charge(5)	Daily from separate account assets	.002% of assets	.001% of assets
Maximum policy loan interest rate(6)	Accrues daily, payable annually	5.00%	5.00%

(1)  The insurance charge is determined by multiplying the amount of insurance for which we are at risk (the amount at risk or “AAR”) by the applicable cost of insurance rate. The rates vary widely depending upon the Total Sum Insured, the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The “minimum” rate shown in the table is the rate in the first policy year for a $1,000,000 policy issued to cover two 25 year old female preferred non-tobacco underwriting risks. The “maximum” rate shown in the table is for a $100,000 policy issued to cover two 99 year old male substandard tobacco underwriting risks. This includes the so-called “extra mortality charge.” The “representative insured persons” referred to in the table are a 55 year old male preferred non-tobacco underwriting risk and a 50 year old female preferred non-tobacco underwriting risk. The charges shown in the table may not be particularly relevant to your current situation. For more information about cost of insurance rates, talk to your John Hancock USA representative.
(2)  The second part of this charge is guaranteed not to exceed $200.
(3)  For policies with a Total Sum Insured of $5 million or more, the first part of this charge is currently $0.
(4)  This charge only applies if the guaranteed minimum death benefit feature is elected to extend beyond the tenth policy year.
(5)  This charge only applies to separate account assets (i.e., those assets invested in the variable investment options). The charge does not apply to any fixed investment option.The effective annual rate equivalents of the actual unrounded daily rates charged are .60% on a guaranteed basis and .35% on a current basis.
(6)  5.00% is the maximum effective annual interest rate we can charge and applies only during policy years 1-20. The effective annual interest rate is 4.00% for policy year 21 and thereafter (although we reserve the right to increase the rate after the twentieth policy year to as much as 4.50%). The amount of any loan is transferred from the investment options to a special loan account which earns interest at an effective annual rate of 4.00%. Therefore, the true cost of a loan is the difference between the loan interest we charge and the interest we credit to the special loan account.
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Rider Charges
Charge	When Charge is Deducted	Amount Deducted
Enhanced Cash Value Rider	Upon payment of premium	2% of premiums paid in the first two policy years until total charges equal 2% of year one’s Target Premiums
Policy Split Option Rider	Monthly	3¢ per $1,000 of current Total Sum Insured
Age 100 Waiver of Charges Rider(1)
Minimum charge	Monthly	$.10 per $1,000 of AAR
Maximum charge	Monthly	$2.00 per $1,000 of AAR
Charge for representative insured person	Monthly	$.10 per $1,000 of AAR

(1)  The charge for this rider is determined by multiplying the amount of insurance for which we are at risk (the amount at risk or “AAR”) by the applicable rate. The rate varies by the attained age of the insured person. The “minimum” rate shown in the table is for an 80 year old because the charge is not deducted until the insured person reaches age 80. The “maximum” rate shown in the table is for a 99 year old. The “representative insured person” referred to in the table is an 80 year old.
The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment account offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses[1]	0.42%	1.87%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.25% and 1.75%, respectively.
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DETAILED INFORMATION
This section of the prospectus provides additional detailed information that is not contained in the Summary of Benefits and Risks section.
Table of Variable Investment Accounts and Investment Subadvisers
When you select a Separate Account variable investment account, we invest your money in shares of a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) or M Fund, Inc. (the “M Fund”)), and hold the shares in a subaccount of the Separate Account. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account variable investment options you select. For more information, please refer to the prospectus for the underlying portfolio.
The JHVIT, the PIMCO Trust, and the M Fund are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
Each of the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, and American International portfolios invests in Series 1 shares of the corresponding investment portfolio of the Trust. The American Asset Allocation, American Global Growth, American Growth, American Growth-Income, and American International portfolios (“American Portfolios”) operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the American Portfolios of the Trust for the marketing support services it provides.
The M Capital Appreciation, M International Equity, M Large Cap Growth and M Large Cap Value portfolios are series of the M Fund, an open-end management investment company registered under the 1940 Act. The assets of these subaccounts are invested in the corresponding portfolios of the M Fund. M Financial Investment Advisers, Inc. (“M Financial”) is the investment adviser for all portfolios of the M Fund. The entities shown in the table below as “Portfolio Managers” of the M Fund portfolios are sub-investment advisers selected by M Financial and are the entities that manage the portfolio’s assets.
The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. Compensation payments may be made by a portfolio’s investment adviser or its affiliates. The compensation payments are based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the prospectus for the underlying portfolio.
The following table provides a general description of the portfolios that underlie the variable investment accounts we make available under the policy. You bear the investment risk of any portfolio you choose as a variable investment account for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment account.
The variable investment accounts in the Separate Account are not publicly traded mutual funds. The variable investment accounts are only available to you as variable investment accounts in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the variable investment accounts also may be available through participation in certain qualified pension or retirement plans. The
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portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any variable investment account described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the variable investment accounts of our Separate Account.
The portfolios available under the policies, the investment subadvisers (engaged by JHIMS, M Financial or PIMCO) and the investment objective for each portfolio are described in the table below. For additional information regarding these portfolios’ investment objectives and strategies, policies and restrictions of and the risks relating to investment in the portfolios, please refer to the prospectus for the underlying portfolio.
Portfolio	Subadviser	Investment Objective
500 Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
American Asset Allocation	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term.
American Global Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital.
American Growth–Income	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital and income.
American International	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective.
Capital Appreciation	Jennison Associates LLC	To seek to provide long-term growth of capital.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Core Bond	Wells Capital Management, Incorporated	To seek to provide total return consisting of income and capital appreciation.
Emerging Markets Value	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
Equity Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital.
Financial Industries	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide growth of capital.
Fundamental All Cap Core	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental Large Cap Value	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term capital appreciation.
Global	Templeton Global Advisors Limited	To seek to provide long-term capital appreciation.
Global Bond	Pacific Investment Management Company LLC	To seek to provide maximum total return, consistent with preservation of capital and prudent investment management.
Health Sciences	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
High Yield	Western Asset Management Company	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
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Portfolio	Subadviser	Investment Objective
International Equity Index	SSGA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock	Invesco Advisers, Inc.	To seek to provide long-term growth of capital.
International Small Company	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
International Value	Templeton Investment Counsel, LLC	To seek to provide long-term growth of capital.
Investment Quality Bond	Wellington Management Company LLP	To seek to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income with some consideration given to growth of capital.
Lifestyle Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Lifestyle Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Managed Volatility Aggressive	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
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Portfolio	Subadviser	Investment Objective
Managed Volatility Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index.
Mid Cap Stock	Wellington Management Company LLP	To seek to provide long-term growth of capital.
Mid Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available)	Pacific Investment Management Company LLC	To seek to provide maximum real return, consistent with preservation of real capital and prudent investment management.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to provide a combination of long-term capital appreciation and current income.
Science & Technology	Allianz Global Investors U.S. LLC; and T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is incidental to the portfolio’s objective.
Select Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index.
Small Cap Opportunities	Dimensional Fund Advisors LP; and GW&K Investment Management, LLC	To seek to provide long-term capital appreciation.
Small Cap Stock	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Cap Value	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Company Value	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income.
Total Bond Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.*
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index.
Ultra Short Term Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Utilities	Massachusetts Financial Services Company	To seek to provide capital growth and current income (income above that available from the portfolio invested entirely in equity securities).
M Capital Appreciation (a series of M Fund, Inc.)	Frontier Capital Management Company, LLC	To seek to provide maximum capital appreciation.
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Portfolio	Subadviser	Investment Objective
M International Equity (a series of M Fund, Inc.)	Northern Cross, LLC	To seek to provide long-term capital appreciation.
M Large Cap Growth (a series of M Fund, Inc.)	DSM Capital Partners LLC	To seek to provide long-term capital appreciation.
M Large Cap Value (a series of M Fund, Inc.)	AJO, LP	To seek to provide long-term capital appreciation.

*  The Barclays U.S. Aggregate Bond Index represents the U.S. investment grade bond market.
If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by the 1940 Act).
Valuation
We will purchase and redeem series fund shares for the Separate Account at their net asset value without any sales or redemption charges. Shares of a series fund represent an interest in one of the funds of the series fund which corresponds to a subaccount of the Separate Account. Any dividend or capital gains distributions received by the Separate Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.
On each business day, shares of each series fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each series fund's net asset value per share determined for that same date. A “business day” is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern time).
Voting interest
We will vote shares of the portfolios held in the Separate Account at the shareholder meetings according to voting instructions timely received from persons having the voting interest under the policies. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the policy together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold in the Separate Account for policy owners in proportion to the instructions timely received by us from policy owners from all our Separate Accounts that are registered with the SEC under the 1940 Act. We will vote all portfolio shares that we otherwise are entitled to vote (including our own shares) on any matter in proportion to the instructions timely received by us and any affiliated insurance companies with respect to the matter from policy owners in Separate Accounts of these insurance companies that are registered with the SEC under the 1940 Act. The effect of this proportional voting is that a small number of policy owners can determine the outcome of a vote.
We determine the number of a series fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's variable investment account value held in the subaccount by the net asset value of one share in the series fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for a series fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a series fund, ratification of the selection of independent auditors, approval of series fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions. However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.
The voting privileges described above reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by John Hancock USA to be associated with the class of policies to which your policy belongs from the Separate Account to another separate account or subaccount, (2) to deregister the Separate Account under the 1940 Act, (3) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (4) to take any action necessary to comply with or
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obtain any exemptions from the 1940 Act. Any such change will be made only if, in our judgment, the change would best serve the interests of owners of policies in your policy class or would be appropriate in carrying out the purposes of such policies. We would notify owners of any of the foregoing changes and to the extent legally required, obtain approval of affected owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.
Description of John Hancock USA
Effective December 31, 2009, we entered into a merger agreement with John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”) and assumed legal ownership of all of the assets of JHLICO and JHVLICO, including those assets related to John Hancock Variable Life Account S, the separate account that currently funds your policy. Effective at the time of the merger, we became the depositor of John Hancock Variable Life Account S (the “Separate Account”).
Except for the succession of John Hancock USA as the depositor for the Separate Account and its assumption of the obligations arising under the policies, the merger did not affect the Separate Account or any provisions of, any rights and obligations under, or any of your allocations among investment options under, the policies. We will continue to administer and service inforce policies of JHLICO and JHVLICO in all jurisdictions where issued and will assume the direct responsibility for the payment of all claims and benefits and other obligations under these policies.
We are a stock life insurance company and are currently licensed in the District of Columbia and all states of the United States, except New York. We were incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan on December 30, 1992. Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of John Hancock USA and its subsidiaries. However, neither John Hancock USA nor any of its affiliated companies guarantees the investment performance of the Separate Account.
We are ranked and rated by independent financial rating services, which may include Moody's, Standard & Poor's, Fitch and A.M. Best. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the company, but they do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.
Description of Separate Account S
The variable investment options shown on page 1 are in fact subaccounts of the Separate Account and initially established by JHVLICO under Massachusetts law. On December 31, 2009, as a result of the merger of JHLICO and JHVLICO into John Hancock USA, we became the owner of all the assets of the Separate Account and currently operate the Separate Account under Michigan law (see “Description of John Hancock USA”).
The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management of the Separate Account or of us.
The Separate Account’s assets are our property. Each policy provides that amounts we hold in the Separate Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can’t be used to pay any indebtedness of John Hancock USA other than those arising out of policies that use the Separate Account. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of John Hancock USA’s other assets. John Hancock USA is obligated to pay all amounts promised to policy holders under the policy.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
The fixed investment options
Our obligations under any fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject
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to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to any fixed investment option will accrue interest daily at an effective annual rate that we determine without regard to the actual investment experience of the general account. We currently offer two fixed investment options—the standard fixed investment option and the enhanced yield fixed investment option. The effective annual rate we declare for either of these fixed investment options will never be less than 4%.
Because of exemptive and exclusionary provisions, interests in our fixed investment options have not been registered under the Securities Act of 1933 (the “1933 Act”) and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to any fixed investment option. Disclosure regarding the fixed investment options are, however, subject to certain generally applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Premiums
Planned premiums
The Policy Specifications page of your policy will show the “Planned Premium” for the policy. You choose this amount in the policy application. You will also choose how often to pay premiums—annually, semi-annually, quarterly or monthly. The dates on which the Planned Premiums are “due” are referred to as “modal processing dates.” The premium reminder notice we send you is based on the amount and period you choose. However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see “Lapse and reinstatement”).
Minimum premium payments
Each premium payment must be at least $50.
Maximum premium payments
Federal tax law limits the amount of premium payments you can make relative to the amount of your policy’s insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy (see “Tax considerations”). Also, we may refuse to accept any amount of an additional premium if:
•	that amount of premium would increase our insurance risk exposure, and
•	the insured persons don't provide us with adequate evidence that they continue to meet our requirements for issuing insurance.
In no event, however, will we refuse to accept any premium necessary to prevent the policy from terminatingor to keep the guaranteed death benefit feature in effect.
Ways to pay premiums
If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to “John Hancock Life.” We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to our Service Office at the appropriate address shown on the back cover of this prospectus.
We will also accept premiums:
•	by wire or by exchange from another insurance company,
•	via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or
•	if we agree to it, through a salary deduction plan with your employer.
You can obtain information on these other methods of premium payment by contacting your John Hancock USA representative or by contacting our Service Office.
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Processing premium payments
We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:
(1) We will process a payment received prior to a policy’s date of issue as if received on the business day immediately preceding the date of issue.
(2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.
(3) We will process the portion of any premium payment for which we require evidence of the insured person’s continued insurability only after we have received such evidence and found it satisfactory to us.
(4) If we receive any premium payment that we think will cause a policy to become a modified endowment contract or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:
•	The tax problem resolves itself prior to the date the refund is to be made; or
•	The tax problem relates to modified endowment contract status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.
In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.
(5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.
Lapse and reinstatement
Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., “lapse”) for failure to pay charges due under the policy. If the guaranteed minimum death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed minimum death benefit feature is not in effect, the entire policy can lapse. In either case, if the policy’s surrender value is not sufficient to pay the charges on a monthly deduction date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day “grace period” to make that payment. If you don’t pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., “reinstate”) it within 1 year from the beginning of the grace period. You will have to provide evidence that the surviving insured persons still meet our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed minimum death benefit feature is not in effect and the last surviving insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan.
Generally, the suicide exclusion and incontestability provision will apply from the effective date of the reinstatement. Your policy will indicate if this is not the case. A surrendered policy cannot be reinstated.
Guaranteed minimum death benefit feature
This feature is available only if the insured persons meet certain underwriting requirements and only if you’ve elected death benefit Option A (see “The death benefit” below). The feature guarantees that your Basic Sum Insured will not lapse during the first 10 policy years, regardless of adverse investment performance, if both of the following are true:
•	any Additional Sum Insured under the policy is not scheduled to exceed the Basic Sum Insured at any time (see “The death benefit” below), and
•	on each monthly deduction date during that 10 year period the amount of cumulative premiums you have paid accumulated at 4% (less all withdrawals from the policy accumulated at 4%) equals or exceeds the sum of all Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4%.
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The Guaranteed Minimum Death Benefit Premium (or “GMDB Premium”) is defined in the policy and one-twelfth of it is “due” on each monthly deduction date. The term monthly deduction date is defined under “Procedures for issuance of a policy.” On the application for the policy, you may elect for this feature to extend beyond the tenth policy year. If you so elect, we will impose a special charge for this feature after the tenth policy year. You may revoke the election at any time.
No GMDB Premium will ever be greater than the so-called “guideline premium” for the policy as defined in section 7702 of the Code. Also, the GMDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see “The death benefit” below). The GMDB Premium varies from policy to policy based upon a number of factors, including each insured person’s issue age, insurance risk characteristics and (generally) gender.
If the guaranteed minimum death benefit test is not satisfied on any monthly deduction date, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have 61 days after default to make that payment. If you don’t pay at least the required amount by the end of that period, the feature will lapse. The feature may be reinstated in accordance with the terms of the policy within 5 years after the monthly deduction date on which default occurred. If it is reinstated more than 1 year after such monthly deduction date, we will require evidence that the surviving insured persons still meet our requirements for issuing coverage. We may refuse to reinstate the feature more than once during the life of the policy.
The guaranteed minimum death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see “The death benefit” below). The guaranteed minimum death benefit feature will cease to apply on the policy anniversary nearest the 100th birthday of the younger insured person (whether or not such insured person is then alive). Also, the feature cannot be reinstated after that policy anniversary. However, the optional “Age 100 Waiver of Charges Rider,” if elected at the time of application for the policy and if still in effect at the time of that policy anniversary, will continue the guaranteed minimum death benefit feature beyond that policy anniversary.
If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.
The death benefit
In your application for the policy, you will tell us how much life insurance coverage you want on the lives of the insured persons. This is called the “Total Sum Insured.” Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. The only limitation on how much Additional Sum Insured you can have is that it generally cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under “Basic Sum Insured vs. Additional Sum Insured” below.
When the last surviving insured person dies, we will pay the death benefit minus any outstanding loans, accrued interest and unpaid fees and charges. There are two ways of calculating the death benefit. You must choose which one you want in the application. The two death benefit options are:
•	Option A - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit, if elected (as described below), or (2) the minimum insurance amount (as described below).
•	Option B - The death benefit will equal the greater of (1) the Total Sum Insured plus your policy’s account value on the date of death of the last surviving insured person, or (2) the minimum insurance amount.
For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A than under Option B for the same premium payments.
Optional extra death benefit feature
If you elect the Option A death benefit, you may also elect this optional extra death benefit feature. The optional extra death benefit is determined on each annual processing date as follows:
•	First, we multiply your account value by a factor specified in the policy. The factor is based on the age of the younger insured person.
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•	We will then subtract your Total Sum Insured.
Any excess is the optional extra death benefit for the remainder of that policy year. This feature may result in the Option A death benefit being higher than the minimum insurance amount. Although there is no special charge for this feature, your monthly insurance charge will be based on that higher death benefit amount. Election of this feature must be made in the application for the policy. You may revoke your election at any time, but there may be adverse tax consequences if you do. An “annual processing date” is the first business day of a policy year.
Limitations on payment of death benefit
If either insured person commits suicide within certain time periods (generally within two years from the Issue Date of the policy), the amount payable will be equal to the premiums paid, less the amount of any policy debt on the date of death, and less any withdrawals, unless otherwise provided by your policy.
Also, if an application misstated the age or sex of either of the insured persons, we will adjust, if necessary, the Base Face Amount, any Supplemental Face Amount, and every other benefit to that which would have been purchased at the correct age or sex by the most recent cost of insurance charges or as otherwise provided by your policy.
Basic Sum Insured vs. Additional Sum Insured
As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.
For the same amount of premiums paid, the charges deducted from premiums and from the account value and the amount of compensation paid to the selling insurance agent will generally be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed minimum death benefit feature. Therefore, if the policy’s surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed minimum death benefit feature.
Generally, you will incur lower charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed minimum death benefit feature, the proportion of the policy’s Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance. As stated earlier in this prospectus, the guaranteed minimum death benefit feature does not apply if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. If such was the case, you would presumably wish to maximize the proportion of the Additional Sum Insured.
If you want to purchase Additional Sum Insured, you may select from among several forms of it: a level amount of coverage; an amount of coverage that increases on each policy anniversary up to a prescribed limit; an amount of coverage that increases on each policy anniversary to the amount of premiums paid during prior policy years plus the Planned Premium for the current policy year, subject to certain limits; or a combination of those forms of coverage.
Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see “Tax considerations”).
The minimum insurance amount
In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law—the “guideline premium and cash value corridor test” and the “cash value accumulation test.” When you elect the death benefit option, you must also elect which test you wish to have applied. As indicated above, the guideline premium and cash value corridor test is not available if the optional extra death benefit feature is elected. Under the guideline premium and cash value corridor test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the death benefit factor (called “corridor factor” in the policy) applicable on that date. In this case, the factors are derived by applying the guideline premium and cash value corridor test. The factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age 95. A table showing the factor for each age will appear in the policy. Under the cash value accumulation test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the death benefit factor applicable on that date. In this case, the factors are derived by applying the cash value accumulation test. The factor decreases as attained age increases. A table showing the factor for each age will appear in the
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policy. Regardless of which test is applied, the appropriate factor will be referred to in the policy as the “Required Additional Death Benefit Factor.”
As noted above, you have to elect which test will be applied when you elect the death benefit option. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the “7 pay” limit for the full 7 years (see “Tax considerations”). The guideline premium and cash value corridor test may be preferable if you want the account value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.
Requesting an increase in coverage
The Basic Sum Insured generally cannot be increased after policy issue. After the first policy year, we may approve an increase in the Additional Sum Insured. However, you will have to provide us with evidence that the surviving insured persons still meet our requirements for issuing insurance coverage. As to when an approved increase would take effect, see “Effective date of certain policy transactions” below.
Requesting a decrease in coverage
The Basic Sum Insured generally cannot be decreased after policy issue. After the first policy year, we may approve a reduction in the Additional Sum Insured, but only if:
•	the remaining Total Sum Insured will be at least $1,000,000, and
•	the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy’s life insurance status.
We may refuse any decrease in the Additional Sum Insured if it would cause the death benefit to reflect an increase pursuant to the optional extra death benefit feature. As to when an approved decrease would take effect, see “Effective date of certain policy transactions” below.
Change of death benefit option
At any time, you may request to change your coverage from death benefit Option B to Option A. Our administrative systems do not currently permit any other change of death benefit option. Such changes may be permitted in the future, but that is not guaranteed.
Effective date of certain policy transactions
The following transactions take effect on the policy anniversary on or next following the date we approve the request.
•	Total Sum Insured decreases
•	Additional Sum Insured increases
•	Change of death benefit option from Option B to Option A, when and if permitted by our administrative rules (see “Change of death benefit option” above)
Tax consequences of coverage changes
Please read “Tax considerations” to learn about possible tax consequences of changing your insurance coverage under the policy.
Your beneficiary
You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the death of the last surviving insured person. Until the death of the last surviving insured person, you can change your beneficiary by written request. Such a change requires the consent of any named irrevocable beneficiary. A new beneficiary designation will not affect any payments we make before we receive it. If no beneficiary is living when the last surviving insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.. You may change the beneficiary during that insured person’s lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the last surviving insured person dies, we will pay the insurance proceeds to the owner or the owner’s estate.
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Ways in which we pay out policy proceeds
You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary's name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Please contact our Service Office for more information. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including those listed below.
•	Option 1 - Proceeds left with us to accumulate with interest
•	Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out
•	Option 2B - Equal monthly payments for a specified period of time
•	Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years
•	Option 4 - Equal monthly payments for life with no refund
•	Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven’t been paid out
You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3.50%. If no alternative payment option has been chosen, proceeds may be paid as a single sum.
Changing a payment option
You can change the payment option at any time before the proceeds are payable. If you haven’t made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.
Tax impact of payment option chosen
There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.
The account value
From each premium payment you make, we deduct the charges described under “Deductions from premium payments.” We invest the rest in the investment options you’ve elected. Special investment rules apply to premiums processed prior to the Allocation Date (see “Premiums - - Processing premium payments”).
Over time, the amount you’ve invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of a series fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under “Description of charges at the policy level.” We calculate the unit values for each investment account once every business day as of the close of trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. Sales and redemptions within any investment account will be transacted using the unit value next calculated after we receive your request either in writing or other form that we specify. If we receive your request before the close of our business day, we'll use the unit value calculated as of the end of that business day. If we receive your request at or after the close of our business day, we'll use the unit value calculated as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.
The amount you’ve invested in any fixed investment option will earn interest at the rates we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is for any fixed investment option, just call or write to us. Amounts you invest in any fixed investment option will not be subject to the mortality and expense risk charge. Otherwise, the policy level charges applicable to the fixed investment options are the same as those applicable to the variable investment options.
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Commencement of investment performance
Any premium payment processed prior to the twentieth day after the policy’s date of issue will automatically be allocated to the Money Market B investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market B investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.
All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.
Allocation of future premium payments
At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.
Transfers of existing account value
You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.
The policies are not designed for professional market timing organizations or other persons or entities that use programmed, large or frequent transfers among investment options, as described in the “Market timing and disruptive trading risks” section of this prospectus. As a consequence, we have reserved the right to impose limits on the number and frequency of transfers into and out of variable investment options. Under our current rules, we impose the following restrictions on transfers into and out of variable investment options. Transfers out of a fixed investment option are subject to additional limitations noted below.
Our current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraphs). For purposes of this restriction, and in applying the limitation on the number of free transfers, any transfers made during the period from the opening of a business day (usually 9:00 a.m. Eastern time) to the close of that business day (usually 4:00 p.m. Eastern time) are considered one transfer. You may, however, transfer to the Money Market investment option even if the two transfer per month limit has been reached, but only if 100% of the account value in all variable investment options is transferred to the Money Market investment option. If such a transfer to the Money Market investment option is made then, for the 30 calendar day period after such transfers, no transfers from the Money Market investment option to any other investment options (variable or fixed) may be made. If your policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Policies such as yours may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any account values are transferred from one variable investment option into a second variable investment option, the values can only be transferred out of the second investment option if they are transferred into the Money Market investment option; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market investment option may not be transferred out of the Money Market investment option into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Subject to our approval, we may offer policies purchased by a corporation or other entity that has purchased policies to match its liabilities under an employee benefit plan, as described above, the ability to electronically rebalance the investment options in its policies. Under these circumstances, in lieu of imposing any specific limit upon the number or timing of transfers, we will monitor aggregate trades among the sub-accounts for frequency, pattern and size for potentially harmful investment practices. If we detect trading activity that we believe may be harmful to the overall operation of any investment account or underlying portfolio, we may impose conditions on policies employing electronic rebalancing to submit trades,
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including setting limits upon the number and timing of transfers, and revoking privileges to make trades by any means other than written communication submitted via U.S. mail.
While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors. The restrictions described in these paragraphs will be applied uniformly to all policy owners subject to the restrictions.
Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to the Trust or to other investment companies in which the Separate Account invests, at their request. An investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.
If we change any of the above rules relating to transfers, we will notify you of the change. Transfers under the dollar cost averaging program will not be counted toward any limit or restriction on transfers into and out of variable investment options.
Transfers out of the fixed investment options are currently subject to the following restrictions:
•	You can only make one transfer out of either fixed investment option in each policy year.
•	Any transfer request received within 6 months of the last transfer out of a fixed investment option will not be processed until such 6 month period has expired.
•	The most you can transfer at any one time out of the standard fixed investment option is the greater of (i) $500 (ii) 20% of your assets in the standard fixed investment option or (iii) the amount you transferred out of the standard fixed investment option during the previous policy year.
•	The most you can transfer at any one time out of the enhanced yield fixed investment option is the greater of (i) $500 (ii) 10% of your assets in the enhanced yield fixed investment option or (iii) the amount you transferred out of the enhanced yield fixed investment option during the previous policy year.
We reserve the right to impose a minimum amount limit on transfers out of either fixed investment option.
If there is a default as described in the “Lapse and reinstatement” provision and a “grace period” is triggered, you will be prohibited from making any transfers among investment options while the grace period remains in effect.
Dollar cost averaging
This is a program of automatic monthly transfers out of the Money Market investment option into one or more of the other variable investment options. You choose the investment options and the dollar amount and timing of the transfers. Any transfer made under this program will not count toward the annual transfer limit described under “Transfers of existing account value.” The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. Obviously, the success of this strategy depends on market trends and is not guaranteed. No fee is charged for this program.
Scheduled transfers under this option may be made from the Money Market investment option to not more than nine other variable investment options. However, the amount transferred to any one investment option must be at least $100.
Once we receive the election in form satisfactory to us at our Service Office, transfers will begin on the second monthly deduction date following its receipt. Once elected, the scheduled monthly transfer option will remain in effect for so long as you have at least $2,500 of your account value in the Money Market investment option, or until we receive written notice from you of cancellation of the option or notice of the death of the last surviving insured person.
Surrenders and partial withdrawals
Full surrender
You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy debt plus, if surrender occurs in the second policy year, a refund of a certain portion of sales charges equal to 5% of premiums paid in
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the second policy year up to the Target Premium. This is called your “surrender value.” You must return your policy when you request a full surrender.
Partial withdrawals
You may make a partial withdrawal of your surrender value at any time. Each partial withdrawal must be at least $1,000. There is a charge for each partial withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. The amount in each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your account value to fall below 3 months’ worth of monthly charges (see “Deductions from account value”). We also reserve the right to refuse any partial withdrawal that would cause the policy’s Total Sum Insured to fall below $1,000,000. Any partial withdrawal (other than a Terminated ASI Withdrawal Amount, as described below) will reduce your death benefit under any of the death benefit options (see “The death benefit”) and under the guaranteed minimum death benefit feature (see “Guaranteed minimum death benefit feature”). Under Option A such a partial withdrawal will reduce the Total Sum Insured. Under the guaranteed minimum death benefit feature, such a partial withdrawal will reduce the Basic Sum Insured. A “Terminated ASI Withdrawal Amount” is any partial withdrawal made while there is an Additional Sum Insured under the policy that later lapses as described under “Lapse and reinstatement.” The total of all Terminated ASI Withdrawal Amounts cannot exceed the Additional Sum Insured in effect immediately before the Additional Sum Insured lapses.
Policy loans
You may borrow from your policy at any time by completing a form satisfactory to us. However, you can’t borrow from your policy during a “grace period” (see “Lapse and reinstatement”). The maximum amount you can borrow is determined as follows:
•	We first determine the account value of your policy.
•	We then subtract an amount equal to 12 times the monthly charges then being deducted from account value.
•	We then multiply the resulting amount by 1.00% in policy years 1 through 20 and .50% thereafter.
•	We then subtract the third item above from the second item above.
The minimum amount of each loan is $1,000. The interest charged on any loan is an effective annual rate of 5.00% in the first 20 policy years and 4.00% thereafter. However, we reserve the right to increase the percentage after the 20th policy year to as much as 4.50%. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.00%. The tax consequences of a loan interest credited differential of 0% are unclear. You should consult a tax adviser before effecting a loan to evaluate possible tax consequences. If we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law. The right to increase the rate charged on the loan is restricted in some states. Please see your John Hancock USA representative for details. We process policy loans as of the day we receive the loan request.
Repayment of policy loans
You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:
•	The same proportionate part of the loan as was borrowed from any fixed investment option will be repaid to that fixed investment option.
•	The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.
If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments. We process loan repayments as of the day we receive the repayment.
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Effects of policy loans
The account value, the net cash surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.
The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.
Whenever the outstanding loan equals or exceeds your account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee’s last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Policy loans may also result in adverse tax consequences under certain circumstances (see “Tax considerations”).
Description of charges at the policy level
Deductions from premium payments
•	Premium tax charge - A charge to cover state premium taxes we currently expect to pay, on average. This charge is currently 2.35% of each premium.
•	DAC tax charge - A charge to cover the increased Federal income tax burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.
•	Premium processing charge - A charge to help defray our administrative costs. This charge is 1.25% of each premium. For policies with a Total Sum Insured of $5 million or more, this charge will be reduced to as low as .50%
•	Sales charge - A charge to help defray our sales costs. The charge for premiums paid in the first policy year is 30% of premiums paid up to the Target Premium, and 3.5% of premiums paid in excess of the Target Premium. The charge for premiums paid after the first policy year up to the Target Premium is 15% in policy years 2 through 5, 10% in policy years 6 through 10, up to 4% (currently 3%) in policy years 11 through 20, and up to 3% (currently 0%) thereafter. The charge for premiums paid after the first policy year in excess of the Target Premium is 3.5% in policy years 2 through 10, 3% in policy years 11 through 20, and up to 3% (currently 0%) thereafter. If premium received in the first policy year is less than the Target Premium, then premium received in the second policy year will be treated as if received in the first policy year until first year premiums equal the Target Premium. If the younger of the insured persons is age 71 or older when the policy is issued, there will be no sales charges deducted from premiums paid after the eleventh policy year. The “Target Premium” is determined at the time the policy is issued and will appear in the “Policy Specifications” section of the policy.
•	Enhanced Cash Value Rider charge - A charge imposed if you elect this rider. The charge is 2% of premiums paid in the first two policy years until the total charges deducted equal 2% of year one's Target Premium.
Deductions from account value
•	Issue charge - A monthly charge to help defray our administrative costs. This charge has two parts: (1) a flat dollar amount of $55.55 deducted only during the first five policy years, and (2) a charge of 2¢ per $1,000 of Total Sum Insured at issue that is deducted only during the first three policy years. The second part of this monthly charge is guaranteed not to exceed $200.
•	Administrative charge - A monthly charge to help defray our administrative costs. This charge also has two parts: (1) a flat dollar charge of up to $10 (currently $7.50), and (2) a charge of 3¢ per $1,000 of Total Sum Insured at issue (currently 1¢ per $1,000 of Total Sum Insured at issue deducted only during the first ten policy years). However, for policies with a Total Sum Insured at issue of $5 million or more, the first part of this charge is currently zero.
•	Insurance charge - A monthly charge for the cost of insurance. To determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may
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change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of each of the insured persons, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as each insured person's attained age increases. (An insured person's “attained age” on any date is his or her age on the birthday nearest that date.) The insurance charge is not affected by the death of the first insured person to die.
•	M & E charge - A daily charge for mortality and expense risks we assume. This charge is deducted from the variable investment options. It does not apply to any fixed investment option. The current charge is at an effective annual rate of .35% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .60%.
•	Guaranteed minimum death benefit charge - A monthly charge beginning in the eleventh policy year if the guaranteed minimum death benefit feature is elected to extend beyond the first ten policy years. This charge is currently 1¢ per $1,000 of Basic Sum Insured at issue and is guaranteed not to exceed 3¢ per $1,000 of Basic Sum Insured at issue.
•	Age 100 Waiver of Charges Rider charge- A monthly charge if this rider is elected at the time of application for the policy. To determine the charge, we multiply the amount of insurance for which we are at risk by a rate based on the younger insured person's age. The rate is derived from an actuarial table. The table in your policy will show the rates. This charge will not be made until the policy anniversary nearest the 80th birthday of the younger insured person (whether or not such insured person is then alive).
•	Optional benefits charge - Monthly charges for optional insurance benefits (other than the Enhanced Cash Value Rider) added to the policy by means of a rider. The riders we currently offer are described under “Optional benefit riders you can add.”
•	Partial withdrawal charge - A charge for each partial withdrawal of account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20.
Loan interest rate
The maximum loan interest charged on any loan is shown in the Fee Tables and described under “Policy loans” in this prospectus.
Additional information about how certain policy charges work
Sales expenses and related charges
The sales charges help to compensate us for the cost of selling our policies (see “Description of charges at the policy level”). The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policy. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. Similarly, administrative expenses not fully recovered by the premium processing, issue and administrative charges may also be recovered from such other sources.
Effect of premium payment pattern
You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $14,000. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to and including the ninth policy year, you would pay total sales charges of only $9,750. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed minimum death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy’s 7-pay premium limit and, as a result, cause the policy to become a modified endowment contract, with adverse tax consequences to you upon receipt of policy distributions (see “Tax considerations”).
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Method of deduction
We deduct the monthly charges described in the Fee Tables section from your policy’s investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.
The insurance under the policy continues in full force during any grace period but, if the last surviving insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.
Reduced charges for eligible classes
The charges otherwise applicable (including the M&E charge) may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association’s capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.
Other charges we could impose in the future
Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.
We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels or in the Federal income tax treatment of the deferred acquisition costs for this type of policy.
Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. Currently, premium tax levels range from 0 - 3.5%. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.
Description of charges at the fund level
The funds must pay investment management fees and other operating expenses. These fees and expenses (shown in the prospectus for the underlying portfolio) are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.
Other policy benefits, rights and limitations
Optional benefit riders you can add
When you apply for a policy, you can request any of the optional benefit riders that we then make available. Availability of any rider, the benefits it provides and the charges for it may vary by state. Our rules and procedures will govern eligibility for any rider and, in some cases, the configuration of the actual rider benefits. Each rider contains specific details that you should review before you decide to choose the rider. Charges for most riders will be deducted from the policy’s account value. We may change these charges (or the rates that determine them), but not above any applicable maximum amount stated in the Policy Specifications page of your policy.
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•	Policy Split Option Rider - At the time of policy issue, you may elect a rider that will permit the Total Sum Insured to be evenly split into two separate policies, one for each insured person, but only if the insured persons get divorced or certain Federal tax law changes occur. The rider may be cancelled at any time, but it will automatically terminate on the date of death of the first insured person to die or on the policy anniversary nearest the older insured person’s 80th birthday, whichever is earlier. A policy split could have adverse tax consequences, so check with your tax adviser before electing this rider.
•	Enhanced Cash Value Rider - In the application for the policy, you may elect to purchase the Enhanced Cash Value Rider. This rider provides an enhanced cash value benefit (in addition to the surrender value) if you surrender the policy within the first nine policy years. The amount of the benefit will be shown in the “Policy Specifications” section of the policy. The benefit is also included in the account value when calculating the death benefit. Election of this rider could increase your insurance charge since it affects our amount at risk under the policy. The amount available for partial withdrawals and loans are based on the surrender value and will in no way be increased due to this rider.
•	Age 100 Waiver of Charges Rider - At the time of policy issue, you may elect a rider that will allow for the policy to stop deducting any monthly charges beginning on the policy anniversary nearest the 100th birthday of the younger insured (whether or not such insured person is then alive), if the policy and the rider are still in effect at that time. We will also stop accepting any premium payments, the death benefit option in effect at that time will cease to apply and we will automatically set the amount of any Additional Sum Insured equal to zero. The death benefit thereafter will be equal to the greater of (a) the Basic Sum Insured plus a portion of the account value on the date of death when the last insured person dies and (b) the account value on the date of death when the last insured person dies. In (a) above, the portion of the account value added to the Basic Sum Insured will be the lesser of the account value on the date of death when the last insured person dies and the Additional Sum Insured in effect immediately before the policy anniversary nearest the 100th birthday of the younger insured person (whether or not such insured person is then alive).
Variations in policy terms
Insurance laws and regulations apply to us in every state in which our policies are sold. As a result, terms and conditions of your insurance coverage may vary depending on where you purchase a policy. We disclose all material variations in this prospectus.
We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under “Reduced charges for eligible classes.” No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.
Any variation discussed above will be made only in accordance with uniform rules that we adopt and that we apply fairly to our customers.
Procedures for issuance of a policy
Generally, the policy is available with a minimum Total Sum Insured at issue of $1,000,000 and a minimum Basic Sum Insured at issue of $500,000. At the time of issue, each insured person must have an attained age of at least 20 and no more than 85. All insured persons must meet certain health and other insurance risk criteria called underwriting standards.
Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured persons in either the premium rates or the charges or values under the policy.
Minimum initial premium
The Minimum Initial Premium must be received by us at our Service Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of each of the insured persons, the Total Sum Insured at issue, and the policy options you have selected.
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Commencement of insurance coverage
After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured persons' risk classification should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the last surviving insured person dies (except for the circumstances described under “Temporary coverage prior to policy delivery” below).
The policy will take effect only if all of the following conditions are satisfied.
•	The policy is delivered to and received by the applicant.
•	The Minimum Initial Premium is received by us.
•	Each insured person is living and still meets our criteria for issuing insurance.
If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the “date of issue.” That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.
Backdating
In order to preserve a younger age at issue for at least one of the insured persons, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as “backdating” and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.
The conditions for coverage described above under “Commencement of insurance coverage” must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (if it is used to preserve an insured person’s younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.
Temporary coverage prior to policy delivery
If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary survivorship term life insurance coverage on the insured persons for a period prior to the time coverage under the policy takes effect. Such temporary survivorship term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.
Monthly deduction dates
Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.
Changes that we can make as to your policy
We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.
In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include those listed below.
•	Changes necessary to comply with or obtain or continue exemptions under the Federal securities laws
•	Combining or removing investment options
•	Changes in the form of organization of any separate account
Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.
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The owner of the policy
Who owns the policy? That’s up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Wherever the term “you” appears in this prospectus, we’ve assumed that the reader is the person who has the right or privilege being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.
While either of the insured persons is alive, you will have a number of options under the policy. These options include those listed below.
•	Determine when and how much you invest in the various investment options
•	Borrow or withdraw amounts you have in the investment options
•	Change the beneficiary who will receive the death benefit
•	Change the amount of insurance
•	Turn in (i.e., “surrender”) the policy for the full amount of its surrender value
•	Choose the form in which we will pay out the death benefit or other proceeds
It is possible to name so-called “joint owners” of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.
Policy cancellation right
You have the right to cancel your policy within the latest of the following periods:
•	10 days after you receive it (this period may be longer in some states);
•	10 days after mailing by John Hancock USA of the Notice of Withdrawal Right; or
•	45 days after the date Part A of the application has been completed.
This is often referred to as the “free look” period. During this period, your premiums will be allocated as described under “Processing premium payments” in this prospectus. To cancel your policy, simply deliver or mail the policy to us at one of the addresses shown on the back cover, or to the John Hancock USA representative who delivered the policy to you.
In most states, you will receive a refund of any premiums you’ve paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by John Hancock USA prior to that date. The date of cancellation will be the date of such mailing or delivery.
Reports that you will receive
At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.
Semi-annually we will send you a report containing the financial statements of each series fund, including a list of securities held in each fund.
Assigning your policy
You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.
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When we pay policy proceeds
General
We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary's name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Please contact our Service Office for more information.
Delay to challenge coverage
We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.
Delay for check clearance
We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system. We will not delay payment longer than necessary for us to verify a check has cleared the banking system.
Delay of separate account proceeds
We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (3) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.
Delay of general account surrender proceeds
State laws allow us to defer payment of any portion of the surrender value derived from any fixed investment options for up to 6 months. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis.
How you communicate with us
General rules
You should mail or express all checks and money orders for premium payments and loan repayments to our Service Office at the appropriate address shown on the back cover.
Under our current rules, certain requests must be made in writing and be signed and dated by you. These requests include those listed below.
•	loans
•	surrenders or partial withdrawals
•	change of death benefit option
•	increase or decrease in Total Sum Insured
•	change of beneficiary
•	election of payment option for policy proceeds
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•	tax withholding elections
•	election of telephone transaction privilege
The following requests may be made either in writing (signed and dated by you) or by telephone or fax if a special form is completed (see “Telephone and facsimile transactions” below).
•	transfers of account value among investment options
•	change of allocation among investment options for new premium payments
You should mail or express all written requests to our Service Office at the appropriate address shown on the back cover. You should also send notice of the insured person's death and related documentation to our Service Office. We don't consider that we've “received” any communication until such time as it has arrived at the proper place and in the proper and complete form.
We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from our Service Office or your John Hancock USA representative. Each communication to us must include your name, your policy number and the name of each of the insured persons. We cannot process any request that doesn’t include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered “received” by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.
Telephone and facsimile transactions
If you complete a special authorization form, you can request transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-521-1234 or by faxing us at 1-617-572-1571. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.
If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.
As stated earlier in this prospectus, the policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we have imposed restrictions on transfers. However, we also reserve the right to change our telephone and facsimile transaction policies or procedures at any time. Moreover, we also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.
Distribution of policies
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the Trust, whose securities are used to fund certain variable investment accounts under the policies and under other annuity and life insurance products we offer.
JH Distributors' principal address 200 Berkeley Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. In addition, we, either
33

directly or through JH Distributors, have entered into agreements with other financial intermediaries that provide marketing, sales support and certain administrative services to help promote the policies (“financial intermediaries”). In a limited number of cases, we have entered into loans, leases or other financial agreements with these broker-dealers or financial intermediaries or their affiliates.
Compensation
The broker-dealers and other financial intermediaries that distribute or support the marketing of our policies may be compensated by means of various compensation and revenue sharing arrangements. A general description of these arrangements is set out below under “Standard compensation” and “Additional compensation and revenue sharing.” These arrangements may differ between firms, and not all broker-dealers or financial intermediaries will receive the same compensation and revenue sharing benefits for distributing our policies. Also, a broker-dealer may receive more or less compensation or other benefits for the promotion and sale of our policy than it would expect to receive from another issuer.
Under their own arrangements, broker-dealers determine how much of any amounts received from us is to be paid to their registered representatives.
Policy owners do not pay any compensation or revenue sharing benefits directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying fund’s distribution plan (“12b-1 fees”), the fees and charges imposed under the policy and other sources.
You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy. We provide additional information on special compensation or reimbursement arrangements involving broker-dealers and other financial intermediaries in the SAI, which is available upon request.
Standard compensation. JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies, and for providing ongoing service in relation to policies that have already been purchased. We may also pay a limited number of broker-dealers commissions or overrides to “wholesale” the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling.
The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. The compensation paid is not expected to exceed the following schedule: policy year 1, 102% of the premium paid up to the first tier, 20.5% of the premium paid up to the second tier, if any, and 6.0% of any excess premium paid; policy years 2-5, 10.5% of the premium paid up to the first tier, 11.25% of the premium paid up to the second tier, if any, and 4.75% of any excess premium paid; policy years 6-10, 9.0% of the premium paid up to the first tier, 6.0% of the premium paid up to the second tier, if any, and 4.5% of any excess premium paid; and policy years 11+, 3.0% of all premiums paid. This compensation schedule is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders).
Additional compensation and revenue sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter into special compensation or reimbursement arrangements (“revenue sharing”), either directly or through JH Distributors, with selected broker-dealers and other financial intermediaries. In consideration of these arrangements, a firm may feature our policy in its sales system, give us preferential access to sales staff, or allow JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force. We hope to benefit from these revenue sharing and other arrangements through increased sales of our policies.
Selling broker-dealers and other financial intermediaries may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's “due diligence” examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public or client seminars, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions, and/or other contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash or other rewards as may be permitted under FINRA rules and other applicable laws and regulations.
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Tax considerations
This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.
General
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our policy holder reserves. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a charge we may impose against the Separate Account to compensate us for the cost of a delay in the deductibility of deferred acquisition costs (the “DAC tax” adjustment) pursuant to section 848 of the Internal Revenue Code. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that is passed through to policy owners.
The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes where applicable. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.
Death benefit proceeds and other policy distributions
Generally, death benefits paid under policies such as yours are not subject to income tax unless policy ownership has been transferred in exchange for payment. Earnings on your account value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. Any portion not treated as a return of your premiums would be includible in your income.
Please note that certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.
However, some of the tax rules change if your policy becomes a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. In that case, additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)
We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.
If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. (As noted above, a transfer of the policy for valuable consideration may limit the exclusion of death benefits from the beneficiary's income.)
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Increases in account value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed only on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it were a result of the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).
Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership.
It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of amounts permitted under section 7702, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.
Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.
Policy loans
We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, an amount equal to any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Diversification rules and ownership of the Separate Account
Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investor control” over the underlying assets.
In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the Separate Account used to support the policy. In those circumstances, income and gains from the Separate Account assets would be includible in the policy owner's gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of Separate Account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 (T.D. 8101) stated that guidance would be issued in the form of regulations or rulings on “the extent to which policyholders may direct their investments to particular sub-accounts of a Separate Account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on
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this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of Separate Account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Separate Account.
We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
7-pay premium limit and modified endowment contract status
At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.
The 7-pay limit at any time during the first seven contract years is the total of net level premiums that would have been payable at or before that time under a comparable fixed policy that would be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.
Policies classified as modified endowment contracts are subject to the following tax rules:
•	First, all withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the withdrawal over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.
•	Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.
•	Third, a 10% additional penalty tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
•	is made on or after the date on which the policy owner attains age 59½;
•	is attributable to the policy owner becoming disabled; or
•	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.
These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.
Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.
Moreover, under a policy insuring a single life, if there is a reduction in benefits (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the
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recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, a reduction in benefits under the policy at any time will require re-testing. For such a policy the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
If your policy is issued as a result of an exchange subject to section 1035 of the Internal Revenue Code, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice. A new policy issued in exchange for a modified endowment contract will also be a modified endowment contract regardless of any change in the death benefit.
All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the rules on taxation of withdrawals from modified endowment contracts. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
Corporate and H.R. 10 retirement plans
The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.
Withholding
To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions. Electing to have no withholding will not reduce your tax liability and may expose you to penalties under the rules governing payment of estimated taxes.
Life insurance purchases by residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.
Life insurance purchases by non-resident aliens
If you are not a U.S. citizen, U.S. resident alien or other U.S. person, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.
Life insurance owned by citizens or residents living abroad
If you are a U.S. citizen or permanent resident living outside the United States, you are still subject to income taxation by the United States. Since many countries tax on the basis of domicile, you may also be subject to tax in the country or territory in which you are living. The tax-deferred accumulation of gain that a life insurance policy provides under United States tax law may not be available under the tax laws of the country in which you are living. If you are living outside the United States or planning to do so, you should consult with a qualified tax adviser before purchasing or retaining ownership of a policy. If your policy is issued as a result of an exchange of a policy owned or issued outside the United States, the country or territory in which you reside may still tax you on the surrender of the policy replaced through the exchange. You should consult with a qualified tax adviser before exchanging your policy issued outside of the United States for one issued within the United States.
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Financial statements reference
The financial statements of John Hancock USA and the Separate Account can be found in the SAI. The financial statements of John Hancock USA should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of John Hancock USA to meet its obligations under the policies. Our general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.
Registration statement filed with the SEC
This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.
Legal and Regulatory Matters
There are no legal proceedings to which the Depositor, the Separate Account or the principal underwriter is a party or to which the assets of the Separate Account are subject that are likely to have a material adverse effect on the Separate Account or the ability of the principal underwriter to perform its contract with the Separate Account or of the Depositor to meet its obligations under the policy.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial statements of John Hancock Variable Life Account S at December 31, 2018, and for each of the two years in the period ended December 31, 2018, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
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In addition to this prospectus, John Hancock USA has filed with the SEC an SAI that contains additional information about John Hancock USA and the Separate Account, including information on our history, services provided to the Separate Account, and the audited financial statements for John Hancock USA and the Separate Account. The SAI and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.
JOHN HANCOCK USA SERVICE OFFICE
Overnight Express Delivery	Mail Delivery
Life Post Issue - Specialty Products John Hancock Insurance Company 30 Dan Road, Suite #55979 Canton, MA 02021	Life Post Issue - Specialty Products John Hancock Insurance Company PO Box 55979 Boston, MA 02205
Phone:	Fax:
1-800-521-1234	1-617-572-1571
Information about the Separate Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.
1940 Act File No. 811-7782—1933 Act File No. 333-164156

Supplement Dated April 29, 2019
To
Prospectuses Dated April 29, 2019

This Supplement is to be distributed with the prospectuses for the following variable life insurance policies of John Hancock Life Insurance Company (U.S.A.) that are delivered or issued for delivery in the states specified:
MAJESTIC VARIABLE UNIVERSAL LIFE 98
(MASSACHUSETTS ONLY)
MAJESTIC VARIABLE ESTATE PROTECTION 98
(MASSACHUSETTS, MARYLAND AND TEXAS ONLY)
MAJESTIC VARIABLE COLI
(MASSACHUSETTS, MARYLAND AND TEXAS ONLY)
VARIABLE MASTER PLAN PLUS
(TEXAS ONLY)

Notwithstanding any language in the prospectus to the contrary, the following shall apply:
(a)  The Guaranteed Minimum Death Benefit feature will apply only during the first five Policy years.
(b)  There is no option to extend the Guaranteed Minimum Death Benefit feature beyond the first five Policy years and, as a consequence, there can be no Guaranteed Minimum Death Benefit Charge assessed under the Policy.
MD-MA-TX (M Prod) (4/2019)
1

Statement of Additional Information
dated April 29, 2019
for interests in
John Hancock Variable Life Account S
(Name of Registrant)
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
(Name of Depositor)
This is a Statement of Additional Information (“SAI”). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting our Service Office by mail at Life Post Issue, John Hancock Insurance Company, PO Box 55979, Boston, MA 02205, or telephone at 1-800-827-4546.

Description of the Depositor
Under the Federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the “Depositor.” John Hancock USA (“Depositor”) is a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The Depositor is a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, the Depositor was known as The Manufacturers Life Insurance Company (U.S.A.).
The Depositor's ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Effective December 31, 2009, we entered into a merger agreement with John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”) and assumed legal ownership of all of the assets of JHLICO and JHVLICO, including those assets related to John Hancock Variable Life Account S, the separate account that currently funds your policy. Effective at the time of the merger, we became the depositor of John Hancock Variable Life Account S (the “Separate Account” “Registrant”).
Except for the succession of John Hancock USA as the Depositor for the Separate Account and its assumption of the obligations arising under the policies, the merger did not affect the Separate Account or any provisions of, any rights and obligations under, or any of your allocations among investment options under, the policies. We will continue to administer and service inforce policies of JHLICO and JHVLICO in all jurisdictions where issued and will assume the direct responsibility for the payment of all claims and benefits and other obligations under these policies.
Description of the Registrant
Under the Federal securities laws, the registered separate account underlying the variable life insurance policy is known as the “Registrant.” John Hancock Variable Life Account S (the “Registrant” or “Separate Account”), is a separate account initially established by JHVLICO under Massachusetts law. The variable investment accounts shown on page 1 of the prospectus are subaccounts of the Separate Account. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the Securities and Exchange Commission (“SEC”) of the management of the Separate Account or of the Depositor.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
Services
Administration of policies issued by the Depositor and of registered separate accounts organized by the Depositor may be provided by other affiliates. Neither the Depositor nor the separate accounts are assessed any charges for such services.
Custodianship and depository services for the Registrant are provided by State Street Investment Services (“State Street”). State Street’s address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts, 02111.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial statements of John Hancock Variable Life Account S at December 31, 2018, and for each of the two years in the period ended December 31, 2018, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
2

Principal Underwriter/Distributor
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with the Depositor, is the principal distributor and underwriter of the securities offered through the prospectus. JH Distributors acts as the principal distributor of a number of other life insurance and annuity products we and our affiliates offer or maintain. JH Distributors also acts as the principal underwriter of John Hancock Variable Insurance Trust (the “Trust”), whose securities are used to fund certain variable investment options under the policies and under other life insurance and annuity products we offer or maintain.
JH Distributors' principal address is 200 Berkeley Street, Boston, MA 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors.
The aggregate dollar amount of underwriting commissions paid to JH Distributors by the Depositor and its affiliates in connection with the sale of variable life products in 2018, 2017, and 2016, was $95,309,756, $94,706,904, and $100,416,732, respectively. JH Distributors did not retain any of these amounts during such periods.
The registered representative through whom your policy is sold will be compensated pursuant to the registered representative’s own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy.
Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms and other financial intermediaries. The terms of such arrangements may differ among firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:
•	Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm’s conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.
•	Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.
•	Payments based upon “assets under management”: These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.
Additional Information About Charges
A policy will not be issued until the underwriting process has been completed to our satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.
3

Special purchase programs for eligible classes
The policy may be available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. We reserve the right to reduce any of the policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.
4

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)

For the Years Ended December 31, 2018, 2017 and 2016

With Report of Independent Auditors

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Years Ended December 31, 2018, 2017 and 2016

Report of Independent Auditors

The Board of Directors and Stockholder

John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) (the Company), which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2018, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

F-1

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, on the basis of accounting described in Note 2.

/s/ Ernst & Young LLP

Boston, Massachusetts

April 3, 2019

F-2

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS—STATUTORY BASIS

	December 31,
	2018	2017

	(in millions)
Admitted assets
Cash and invested assets:
Bonds	$44,556	$47,970
Stocks:
Preferred stocks	14	11
Common stocks	918	1,354
Investments in affiliates	2,913	2,560
Mortgage loans on real estate	12,085	11,900
Real estate:
Company occupied	162	286
Investment properties	3,851	5,436
Cash, cash equivalents and short-term investments	2,988	4,131
Policy loans	2,788	2,726
Derivatives	8,511	9,637
Receivable for securities	1	16
Other invested assets	9,728	9,269

Total cash and invested assets	88,515	95,296
Investment income due and accrued	583	705
Premiums due	65	65
Amounts recoverable from reinsurers	232	163
Net deferred tax asset	-	13
Funds held by or deposited with reinsured companies	3,188	3,321
Other reinsurance receivable	575	181
Amounts due from affiliates	244	477
Other assets	2,423	1,435
Assets held in separate accounts	124,131	141,167

Total admitted assets	$219,956	$242,823

The accompanying notes are an integral part of these statutory-basis financial statements.

F-3

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS—STATUTORY BASIS – (CONTINUED)

	December 31,
	2018	2017

	(in millions)
Liabilities and capital and surplus
Liabilities:
Policy and contract obligations:
Policy reserves	$64,047	$69,132
Policyholders’ and beneficiaries funds	2,395	2,683
Consumer notes	154	197
Dividends payable to policyholders	393	408
Policy benefits in process of payment	445	450
Other amount payable on reinsurance	845	534
Other policy obligations	46	46

Total policy and contract obligations	68,325	73,450
Payable to parent and affiliates	1,309	1,645
Transfers to (from) separate account, net	(311)	(365)
Asset valuation reserve	1,981	2,106
Reinsurance in unauthorized companies	1	4
Funds withheld from unauthorized reinsurers	336	66
Interest maintenance reserve	1,373	2,038
Current federal income taxes payable	-	104
Net deferred tax liability	77	-
Derivatives	3,719	4,129
Payables for collateral on derivatives	1,559	1,973
Payables for securities	29	177
Funds held under coinsurance	7,376	7,239
Other general account obligations	1,181	981
Obligations related to separate accounts	124,131	141,167

Total liabilities	211,086	234,714

Capital and surplus:
Preferred stock (par value $1; 50,000,000 shares authorized; 100,000 shares issued and outstanding at December 31, 2018 and 2017)	-	-
Common stock (par value $1; 50,000,000 shares authorized; 4,728,940 shares issued and outstanding at December 31, 2018 and 2017, respectively)	5	5
Paid-in surplus	3,219	3,219
Surplus notes	585	585
Unassigned surplus	5,061	4,300

Total capital and surplus	8,870	8,109

Total liabilities and capital and surplus	$219,956	$242,823

The accompanying notes are an integral part of these statutory-basis financial statements.

F-4

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF OPERATIONS—STATUTORY-BASIS

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Premiums and other revenues:
Life, long-term care and annuity premiums, net	$5,816	$18,286	$13,227
Consideration for supplementary contracts with life contingencies	132	176	201
Net investment income	4,665	4,426	4,308
Amortization of interest maintenance reserve	179	195	191
Commissions and expense allowance on reinsurance ceded	468	1,963	629
Reserve adjustment on reinsurance ceded	(7,820)	(12,621)	(7,297)
Separate account administrative and contract fees	1,786	1,772	1,697
Other revenue	193	347	434

Total premiums and other revenues	5,419	14,544	13,390
Benefits paid or provided:
Death, surrender and other contract benefits, net	12,322	12,693	10,220
Annuity benefits	1,735	1,788	1,622
Disability and long-term care benefits	801	738	664
Interest and adjustments on policy or deposit-type funds	(52)	(318)	94
Payments on supplementary contracts with life contingencies	203	199	191
Increase (decrease) in life and long-term care reserves	(5,078)	1,979	1,784

Total benefits paid or provided	9,931	17,079	14,575
Insurance expenses and other deductions:
Commissions and expense allowance on reinsurance assumed	1,078	1,091	1,049
General expenses	1,186	1,039	943
Insurance taxes, licenses and fees	167	138	171
Net transfers to (from) separate accounts	(7,616)	(8,706)	(5,581)
Investment income ceded	1,052	878	1,240
Other deductions	(459)	153	21

Total insurance expenses and other deductions	(4,592)	(5,407)	(2,157)
Income (loss) from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	80	2,872	972
Dividends to policyholders	111	124	131

Income (loss) from operations before federal income taxes and net realized capital gains (losses)	(31)	2,748	841
Federal income tax expense (benefit)	(725)	446	(121)

Income (loss) from operations before net realized capital gains (losses)	694	2,302	962
Net realized capital gains (losses)	340	(403)	(933)

Net income (loss)	$1,034	$1,899	$29

The accompanying notes are an integral part of these statutory-basis financial statements.

F-5

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS—STATUTORY-BASIS

	Preferred and Common Stock	Paid-in Surplus	Surplus Notes	Unassigned Surplus (Deficit)	Total Capital and Surplus

	(in millions)
Balances at January 1, 2016	$5	$3,196	$990	$1,253	$5,444
Net income (loss)				29	29
Change in net unrealized capital gains (losses)				569	569
Change in net deferred income tax				810	810
Decrease (increase) in non-admitted assets				(38)	(38)
Decrease (increase) in asset valuation reserves				(262)	(262)
Change in surplus as a result of reinsurance				(125)	(125)
Surplus note redemptions			(405)		(405)
Other adjustments, net			-	132	132

Balances at December 31, 2016	5	3,196	585	2,368	6,154
Net income (loss)				1,899	1,899
Change in net unrealized capital gains (losses)				1,394	1,394
Change in net deferred income tax				(726)	(726)
Decrease (increase) in non-admitted assets				191	191
Change in liability for reinsurance in unauthorized reinsurance				(1)	(1)
Capital contribution from parent	-	23			23
Dividend paid to parent				(900)	(900)
Change in surplus as a result of reinsurance				80	80
Other adjustments, net			-	(5)	(5)

Balances at December 31, 2017	5	3,219	585	4,300	8,109
Net income (loss)				1,034	1,034
Change in net unrealized capital gains (losses)				(220)	(220)
Change in net deferred income tax				(17)	(17)
Decrease (increase) in non-admitted assets				43	43
Change in liability for reinsurance in unauthorized reinsurance				3	3
Decrease (increase) in asset valuation reserves				125	125
Dividend paid to parent				(600)	(600)
Change in surplus as a result of reinsurance				380	380
Other adjustments, net			-	13	13

Balances at December 31, 2018	$5	$3,219	$585	$5,061	$8,870

The accompanying notes are an integral part of these statutory-basis financial statements.

F-6

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CASH FLOW—STATUTORY-BASIS

	Years Ended December 31,
	2018	2017	2016

	(in millions)

Operations
Premiums and other considerations collected, net of reinsurance	$13,901	$18,819	$13,411
Net investment income received	4,828	4,603	4,415
Separate account fees	1,786	1,772	1,697
Commissions and expenses allowance on reinsurance ceded	468	1,963	629
Miscellaneous income	668	374	595
Benefits and losses paid	(22,601)	(28,091)	(21,060)
Net transfers from (to) separate accounts	7,670	8,763	5,699
Commissions and expenses (paid) recovered	(3,763)	(3,040)	(2,873)
Dividends paid to policyholders	(126)	(138)	(137)
Federal and foreign income and capital gain taxes (paid) recovered	(617)	(846)	200

Net cash provided by (used in) operating activities	2,214	4,179	2,576

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	22,532	19,287	20,934
Stocks	566	317	239
Mortgage loans on real estate	880	885	1,283
Real estate	2,507	986	1,295
Other invested assets	2,066	624	485
Net gains (losses) on cash, cash equivalents and short term investments	(4)	4	(2)

Total investment proceeds	28,547	22,103	24,234
Cost of investments acquired:
Bonds	25,992	21,195	21,880
Stocks	114	459	652
Mortgage loans on real estate	1,975	1,179	2,440
Real estate	213	415	446
Other invested assets	2,530	1,680	1,429
Derivatives	12	46	1,420

Total cost of investments acquired	30,836	24,974	28,267
Net increase (decrease) in receivable/payable for securities and collateral on derivatives	(547)	217	266
Net (increase) decrease in policy loans	(62)	(4)	932

Net cash provided by (used in) investment activities	(2,898)	(2,658)	(2,835)

Financing and miscellaneous activities
Surplus notes	-	-	(405)
Borrowed funds	(42)	(164)	(64)
Net deposits (withdrawals) on deposit-type contracts	(288)	(34)	93
Dividend paid to Parent	(600)	(900)	-
Other cash provided (applied)	471	(171)	(14)

Net cash provided by (used in) financing and miscellaneous activities	(459)	(1,269)	(390)
Net increase (decrease) in cash, cash equivalents and short-term investments	(1,143)	252	(649)
Cash, cash equivalents and short-term investments at beginning of year	4,131	3,879	4,528

Cash, cash equivalents and short-term investments at end of year	$2,988	$4,131	$3,879

Non-cash activities during the year:
Premium and other operating activity related to reinsurance transactions, net	$7,873	$33	$650
Transfer of invested assets related to reinsurance transactions and other affiliate transactions, net	(7,873)	16	(650)
Financing and miscellaneous activities related to reinsurance transactions and transfer with affiliates, net	-	(49)	-

The accompanying notes are an integral part of these statutory-basis financial statements.

F-7

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. Organization and Nature of Operations

John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”) is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of John Hancock Financial Corporation (“JHFC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded financial services holding company.

The Company is licensed to conduct insurance business in 49 states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands, and provides a wide range of financial protection and wealth management products and services to both individual and institutional customers located primarily in the United States. Through its insurance operations, the Company offers a variety of individual life insurance and individual and group long-term care insurance products that are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing. The Company also offers mutual fund products and services which include a variety of retirement products to retirement plans. The Company distributes these products through multiple distribution channels, including insurance agents and affiliated brokers, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks. Effective December 2, 2016, the Company discontinued new sales of its individual long-term care product. Effective March 31, 2018, the Company discontinued new sales of its corporate and bank-owned life insurance products.

The Company is also registered as a foreign reinsurer in several jurisdictions outside of the United States as part of its International Group Program that offers pooling services and reinsurance coverage for group employee contracts issued by its network partners to local companies, which are subsidiaries, branches or affiliates of multinational corporations.

Pursuant to a distribution agreement with the Company, John Hancock Distributors LLC (“JHD”), a registered broker-dealer and a wholly-owned subsidiary of the Company, acts as the principal underwriter of variable life contracts and other products issued by the Company.

The Company has two wholly-owned life insurance subsidiaries, John Hancock Life Insurance Company of New York (“JHNY”) and John Hancock Life & Health Insurance Company (“JHLH”) and a wholly-owned captive insurance subsidiary, Manulife (Michigan) Reassurance Company (“MMRC”).

In 2017, following receipt of regulatory approval, JHLH executed a Plan and Agreement of Merger with John Hancock Insurance Company of Vermont (“JHVT”), also a wholly-owned subsidiary of JHUSA. Effective as of October 1, 2017, JHVT merged with and into JHLH. Prior to the JHLH/JHVT merger, JHUSA issued one common share to its parent MIC in exchange for 100% ownership of JHVT and became the common parent of both JHLH and JHVT. As a result of the merger, JHVT ceased to exist and the companies’ property and obligations became the property and obligations of JHLH.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known and may impact the amounts reported and disclosed herein.

Basis of Presentation

These financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (the “Insurance Department”). The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Michigan Director of the Department of Insurance and Financial Services (the “Director”) has the authority to prescribe or permit other specific practices that deviate from prescribed practices. NAIC SAP practices differ from accounting principles generally accepted in the United States (“GAAP”) as described below.

F-8

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Investments: Investments in bonds not backed by other loans are principally stated at amortized cost using the constant yield (interest) method. Bonds can also be stated at the lesser of amortized cost or fair value based on their NAIC designated rating. Non-redeemable preferred stocks, which have characteristics of equity securities, are reported at cost or lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”) rating, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Redeemable preferred stocks, which have characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

For bonds other than loan-backed and structured securities, the Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. The Company recognizes other-than-temporary impairment losses on bonds with unrealized losses when the entity does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. Declines in value due to credit difficulties are also considered to be other-than-temporarily impaired when the Company does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. The entire difference between amortized cost and fair value on such bonds with credit difficulties is recognized as an impairment loss in income.

Loan-backed and structured securities (i.e., collateralized mortgage obligations) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discounts or amortization of premiums of such securities using either the retrospective or prospective methods. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities and such securities with NAIC designations of 3-6, which are valued using the prospective method. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the present value of estimated future cash flows using the original effective interest rate inherent in the security.

Common stocks are primarily reported at fair value based on quoted market prices and the related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustment for federal income taxes. There are no restrictions on common and preferred stocks.

Insurance subsidiaries are reported at their underlying audited statutory equity. Non-insurance subsidiaries, which have significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying audited GAAP equity. Non-insurance subsidiaries, which have no significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying audited GAAP equity, including the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

Realized capital gains (losses) on sales of securities are recognized using the first in, first out (“FIFO”) method. The cost basis of bonds, common and preferred stocks, and other invested assets is adjusted for impairments in value deemed to be other-than-temporary and such adjustments are reported as a component of net realized capital gains (losses).

Mortgage loans on real estate are reported at unpaid principal balances, less an allowance for impairments. Valuation allowances, if necessary, are established for mortgage loans on real estate based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable and the impairment is other-than-temporary, the mortgage loan is written down and a realized loss is recognized.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. Investment income and operating expenses include rent for the Company’s occupancy of Company owned properties.

F-9

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost. Short-term investments include investments with maturities of one year or less and greater than three months at the date of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Derivative instruments that meet the criteria to qualify for hedge accounting are accounted for in a manner consistent with the item hedged (i.e., amortized cost or fair value with the related net unrealized capital gains (losses) reported in unassigned surplus along with any adjustment for federal income taxes). Derivative instruments that are entered into for other than hedging purposes or that do not meet the criteria to qualify for hedge accounting are accounted for at fair value, and the related changes in fair value are recognized as net unrealized capital gains (losses) reported in unassigned surplus, net of any adjustments for federal income taxes. Embedded derivatives are not accounted for separately from the host contract.

Other invested assets consist of ownership interests in partnerships and limited liability companies (“LLCs”) which are carried based on the underlying audited GAAP equity, with the exception of affordable housing tax credit properties, which are carried at amortized cost. The related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustments for federal income taxes. The Company records its share of income using the most recent financial information available, which is generally on a three month lag. Depending on the timing of receipt of the audited financial statements of these other invested assets, the investee level financial data may be up to one year in arrears.

Interest Maintenance and Asset Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains (losses) on sales of fixed income investments, principally bonds and mortgage loans, and interest-related hedging activities that are attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Balance Sheets. Realized capital gains (losses) are reported in income, net of federal income tax and transferred to the IMR. The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed quarterly statement, excluding electronic data processing (“EDP”) equipment, operating system software, net deferred tax assets, and net positive goodwill. Goodwill is amortized over the period the Company benefits economically, not to exceed 10 years. Goodwill held by non-insurance subsidiaries is assessed in accordance with GAAP, subject to certain limitations for holding companies and foreign insurance subsidiaries. Goodwill is reported in other invested assets in the Balance Sheets.

Separate Accounts: Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contract holder, rather than the Company, bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts are generally reported at fair value. The operations of the separate accounts are not included in the Statements of Operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other revenue. Fees charged to contract holders, principally mortality, policy administration, and surrender charges are included in separate account administrative and contract fees. The assets in the separate accounts are not pledged to others as collateral or otherwise restricted. For the years ended December 31, 2018, 2017 and 2016, there were no gains (losses) on transfers of assets from the general account to the separate account.

Nonadmitted Assets: Certain assets designated as nonadmitted, principally other invested assets, furniture and equipment, prepaid expenses, and other assets not specifically identified as an admitted asset within the NAIC SAP are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

F-10

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Policy Reserves: Reserves for life, long-term care, annuity, and deposit-type contracts are developed by actuarial methods and are determined based on interest rates, mortality tables and valuation methods prescribed by the NAIC that will provide, in the aggregate, reserves that are greater than or equal to the maximum of guaranteed policy cash values or the amounts required by the Insurance Department.

•

The Company waives deduction of deferred fractional premiums on the death of lives insured and annuity contract holders and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. At December 31, 2018 and 2017, the Company held reserves of $1,212 million and $1,281 million, respectively, on insurance in-force for which gross premiums were less than net premiums according to the standard of valuation set by the State of Michigan.

•

Reserves for individual life insurance policies are maintained using the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables and using principally the Commissioner’s Reserve Valuation Method. Policies using the principles-based reserving method use assumptions as outlined in the Company’s PBR Actuarial Report.

•

Annuity and supplementary contracts with life contingency reserves are based principally on modifications of the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971, 1983, and 1994, the 1971 and 1983 Individual Annuity Mortality Tables, the A-2000 Individual Annuity Mortality Table, and the 2012 Individual Annuity Mortality Table.

•	Liabilities related to policyholder funds left on deposit with the Company are generally equal to fund balances.

•	Long-term care reserves are generally calculated using the one-year preliminary term method based on various mortality, morbidity, and lapse tables.

•

For life insurance, the calendar year exact method is used to calculate the reserve at December 31, 2018 and 2017. Reserves at December 31, 2018 and 2017 are calculated based on the rated age. For certain policies with substandard table ratings, substandard multiple extras are applied via the Lotter method.

•	For long-term care, the interpolated reserve method is used to adjust the calculated terminal reserve, and in addition an unearned premium reserve is held.

•

Tabular interest, tabular less actual reserve released, and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one percent of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation year.

•

From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to unassigned surplus.

•

Reserves for variable deferred annuity contracts are calculated in accordance with NAIC Actuarial Guideline 43. The reserve is based on the worst present value of accumulated losses from the perspective of the Company. The liability is evaluated under both a standard scenario and stochastic scenario, and the Company holds the higher of the standard or stochastic values.

Reinsurance: Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

F-11

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves, and claim liabilities have been reported as reductions of these items.

The Company records a liability for unsecured policy reserves ceded to reinsurers not authorized in the State of Michigan to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions and expense allowances allowed by reinsurers on business ceded are reported as income when received. Investment income ceded includes separate account fee income, net investment income and realized investment and other gains (losses), which was ceded to the affiliated reinsurers. NAIC SAP prescribes that no gain be recognized upon inception of a reinsurance treaty. The initial gain is recorded directly to unassigned surplus and released into income over the life of the treaty.

Federal Income Taxes: Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the Statements of Operations as federal income tax expense if resulting from operations and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. The provision for federal and foreign income taxes incurred in the Statements of Operations is different from that which would be obtained by applying the statutory federal income tax rate to income before income tax (including realized capital gains). For additional information, see the Federal Income Taxes Note for reconciliation of effective tax rate.

Participating Insurance and Policyholder Dividends: Participating business represented approximately 16% and 14% of the Company’s aggregate reserve for life contracts at December 31, 2018 and 2017, respectively. The amount of policyholders’ dividends to be paid is approved annually by the Company’s Board of Directors. Policyholder dividends are recognized when declared rather than over the term of the related policies. The determination of the amount of policyholders’ dividends is complex and varies by policy type. In general, the aggregate amount of policyholders’ dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the Company. John Hancock Life Insurance Company (“JHLICO”) was a predecessor company that was merged into JHUSA on December 31, 2009. For additional information on the closed blocks, see the Reinsurance and Closed Block Note.

Surplus Notes: Surplus notes are reported in capital and surplus, and the interest expense is not accrued unless approved for payment by the Insurance Department.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent movements of cash and highly liquid debt investments with initial maturities of one year or less.

Premiums and Benefits: Premiums for whole, term, and universal life, long-term care, annuity policies, and group annuity contracts with any mortality and morbidity risk are recognized as revenue when due. Revenues for universal life and annuity policies with mortality or morbidity risk, except for term certain supplementary contracts, consist of the entire premium received. Premiums received for variable universal life, as well as annuity policies and group annuity contracts without mortality or morbidity risk are recorded using deposit accounting and are credited directly to an appropriate policy reserve account, without recognizing premium revenue. Benefits incurred represent the total of death benefits paid, annuity benefits paid and the change in policy reserves.

Policy and Contract Claims: Policy and contract claims are determined on an individual-case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives knowledge of an insurance insolvency.

Variances Between NAIC SAP and GAAP: The more significant variances from GAAP are: (a) bonds would generally be reported at fair value; (b) changes in the fair value of derivative financial instruments would generally be reported as revenue unless deemed an effective hedge; (c) embedded derivatives would be bifurcated from the underlying contract or security and accounted for separately at fair value; (d) income recognition on partnerships and LLCs, which are accounted for under the equity method, would not be limited to the amount of cash distribution; (e) majority-owned noninsurance subsidiaries,

F-12

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

variable interest entities where the Company is the primary beneficiary, and certain other controlled entities would be consolidated; (f) changes in the balances of deferred income taxes would generally be included in net income; (g) market value adjusted (“MVA”) annuity products would be reported in the general account of the Company; (h) all assets, subject to valuation allowances, would be recognized; (i) reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest; (j) reinsurance ceded, unearned ceded premium and unpaid ceded claims would be reported as an asset; (k) AVR and the IMR would not be recorded; (l) changes to the mortgage loan valuation allowance would be reported in income; (m) surplus notes would be reported as liabilities; (n) premiums received in excess of policy charges for universal life and annuity policies would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values; (o) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, would generally be capitalized and amortized based on profit emergence over the expected life of the policies or over the premium payment period; and (p) changes in unrealized capital gains (losses) and foreign currency translations would be presented as other comprehensive income.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

3. Permitted Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Department.

For determining the Company’s solvency under the State of Michigan’s insurance laws and regulations, the Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Michigan for determining and reporting the financial condition and results of operations of the Company. NAIC SAP has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Director has the authority to prescribe or permit other specific practices that deviate from prescribed practices.

As of December 31, 2018 and 2017, the Director had not prescribed or permitted the Company to use any accounting practices that would result in the Company’s income or financial position to deviate from NAIC SAP.

4. Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of unassigned surplus at the beginning of the year and the amount of unassigned surplus that would have been reported at that date if the new accounting principle had been applied retrospectively.

John Hancock Subsidiaries, LLC (“JHS”) is a wholly-owned subsidiary of the Company. During 2017, the Company reclassified its investment in JHS of $1.3 billion from Stocks - Investments in affiliates to Other invested assets. This reclassification was the result of a change in accounting principle and did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

Adoption of New Accounting Standards

Effective January 1, 2018, the NAIC made substantive revisions to Statement of Statutory Accounting Principles (“SSAP”) No. 100, Fair Value Measurements. The revised guidance allows the use of net asset value as a practical expedient for fair value when 1) specifically allowed in a SSAP or 2) when specific conditions exist. The guidance did not have a material impact on the Company’s financial position, results of operations and financial statement disclosures.

Effective January 1, 2018, the NAIC made substantive revisions to SSAP No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions to adopt ASU 2017-04 Settlement of Valuation Margin. The revised guidance requires the recognition of changes in variation margin as unrealized gains/losses until the derivative contract has matured, terminated and/or expired. The guidance applies to both over-the-counter (“OTC”) derivatives and (“ETF”) exchange-traded futures, regardless of whether the counterparty or exchange considers the variation

F-13

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

4. Accounting Changes - (continued)

margin payment to be collateral or a legal settlement. The guidance did not have a material impact on the Company’s financial position, results of operations and financial statement disclosures.

In June 2017, the NAIC adopted revisions to SSAP No. 37, Mortgage Loans. The revision requires an age analysis of mortgage loans disclosure, aggregated by type, with identification of mortgage loans in which the entity is a participant or co-lender in a mortgage loan agreement, capturing: 1) recorded investment of current mortgage loans, 2) recorded investment of mortgage loans classified as 30-59 days, 60-89 days, 90-179 days, and 180 days and greater past due; 3) recorded investment of mortgage loans 90 days and 180 days past due still accruing interest; 4) interest accrued for mortgage loans 90 days and 180 days past due; and 5) recorded investment and number of mortgage loans where interest has been reduced, by percent reduced. The guidance did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

In March 2015, the NAIC adopted revisions to SSAP No. 1, Disclosure of Accounting Policies, Risks and Uncertainties and Other Disclosures (“SSAP 1”) regarding management’s assessment of an entity’s ability to continue as a going concern. The pronouncement requires management to assess the entity’s ability to continue as a going concern, and provide footnote disclosures when conditions give rise to substantial doubt about an entity’s ability to continue as a going concern within one year from the financial statement issuance date. The new guidance was effective December 31, 2016. The guidance did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

Future Adoption of New Accounting Standards

In August, 2016, the NAIC adopted substantive revisions to SSAP No. 51 – Life Contracts in order to allow principle-based reserving (“PBR”) for life insurance contracts as specified in the Valuation Manual. Current statutory accounting guidance refers to existing model laws for reserving guidance which are primarily based on formulaic methodology. Also, in June 2016, the NAIC adopted updates to Appendix A-820: Minimum Life and Annuity Reserve Standards as part of the PBR project, which incorporate relevant aspects of the 2009 revisions to the Standard Valuation Law (Model #820) into Appendix A-820. The effective date was January 1, 2017 but companies are allowed to defer adoption for three years until January 1, 2020. The Company has adopted PBR for certain products launched in 2018 and will finish implementation prior to January 1, 2020. Adoption will be on a prospective basis for policies issued on or after the adoption date, therefore, we expect no impact to surplus upon adoption.

In March 2017, the NAIC made substantive revisions to SSAP No. 69 – Statement of Cash Flow to adopt ASU 2016-15 Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments as issued by the FASB, without modifications. The revisions clarified the classification of eight specific cash flow issues with the objective of reducing diversity in practice. The amendment is to be applied retrospectively, effective for fiscal years beginning after December 15, 2018 and interim periods within those years. Early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

In August 2017, the NAIC adopted non-substantive revisions to SSAP No. 69 – Statement of Cash Flow to adopt ASU 2016-18 Statement of Cash Flows: Restricted Cash as issued by the FASB. The revision clarifies that restricted cash and cash equivalents shall not be reported as operating, investing or financing activities, but shall be reported with cash and cash equivalents when reconciling beginning and ending amounts on the cash flow statement. A consequential change was incorporated in SSAP No. 1 – Accounting Policies, Risks & Uncertainties and Other Disclosures to ensure information on restricted cash, cash equivalents and short-term investments is reported in the restricted asset disclosure. The revision is effective December 31, 2019, to be adopted retrospectively to allow for comparative cash flow statements. Early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

In November 2018, the NAIC made non-substantive revisions to SSAP No. 86, Derivatives to incorporate hedge documentation and assessment efficiencies from ASU 2017-12 Targeted Improvements to Accounting for Hedging Activities as issued by FASB. The revisions will allow companies to perform subsequent assessments of hedge effectiveness qualitatively if certain conditions are met, allow companies more time to perform the initial quantitative hedge effectiveness assessment and clarify that companies may apply the “criterial terms match” method for a group of forecasted transactions if they meet the requirements. The revisions are effective beginning January 1, 2019 and early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

F-14

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

4. Accounting Changes - (continued)

Reconciliation Between Audited Financial Statements and NAIC Annual Statements

There were no differences in net income (loss) or capital and surplus between the audited financial statements and the NAIC statements as filed as of and for the years ended December 31, 2018, 2017 and 2016.

5. Investments

Bonds

The carrying value and fair value of the Company’s investments in bonds are summarized as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2018:
U.S. government and agencies	$3,052	$123	$(16)	$3,159
States and political subdivisions	2,272	297	(13)	2,556
Foreign governments	2,370	54	(12)	2,412
Corporate bonds	31,188	1,749	(832)	32,105
Mortgage-backed and asset-backed securities	5,674	249	(106)	5,817

Total bonds	$44,556	$2,472	$(979)	$46,049

December 31, 2017:
U.S. government and agencies	$5,382	$153	$(78)	$5,457
States and political subdivisions	2,713	548	(3)	3,258
Foreign governments	2,467	87	(17)	2,537
Corporate bonds	31,028	3,455	(77)	34,406
Mortgage-backed and asset-backed securities	6,380	430	(28)	6,782

Total bonds	$47,970	$4,673	$(203)	$52,440

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2018, by contractual maturity, is as follows:

	Carrying Value	Fair Value

	(in millions)
Due in one year or less	$930	$932
Due after one year through five years	4,914	4,923
Due after five years through ten years	7,546	7,628
Due after ten years	25,492	26,749
Mortgage-backed and asset-backed securities	5,674	5,817

Total	$44,556	$46,049

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

F-15

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The Company maintains assets which are pledged as collateral in connection with various agreements and transactions. Additionally, the Company holds assets on deposit with government authorities as required by state law. The following table summarizes the carrying value or fair value, as applicable, of the pledged or deposited assets:

	December 31,
	2018	2017

	(in millions)
At fair value:
Bonds and cash pledged in support of over-the-counter derivative instruments	$265	$135
Bonds and cash pledged in support of exchange-traded futures	362	364
Bonds and cash pledged in support of cleared interest rate swaps	337	192

Total fair value	$964	$691

At carrying value:
Bonds on deposit with government authorities	$14	$16
Mortgage loans pledged in support of real estate	-	2
Bonds held in trust	93	93
Pledged collateral under reinsurance agreements	2,508	4,187

Total carrying value	$2,615	$4,298

At December 31, 2018 and 2017, the Company held below investment grade corporate bonds of $2,856 million and $2,238 million, with an aggregate fair value of $2,830 million and $2,412 million, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where there is evidence of impairment or a significant unrealized loss at the Balance Sheet date. Impairment is considered to have occurred, based on management’s judgment, when it is deemed probable that the Company will not be able to collect all amounts due according to the debt security’s contractual terms. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Transaction and Portfolio Review Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturity security portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security, other than loan-backed and structured securities, is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income. For loan-backed and structured securities in an unrealized loss position, where the Company does not intend to sell or is not likely to be required to sell the security, the Company calculates an other-than-temporary impairment loss by subtracting the net present value of the projected future cash flows of the security from the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions. The cash flow estimates, including prepayment assumptions, are based on data from third-party data sources or internal estimates, and are driven by assumptions regarding the underlying collateral, including default rates, recoveries, and changes in value.

F-16

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

The following tables disclose the impact of Other-Than-Temporary Impairments (OTTI) on Carrying Values (CV), including the Net Present Value (NPV) of Projected Cash Flows (CF) less than Book Value (BV) by CUSIP for loan-backed and structured securities:

Year Ended December 31, 2018

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

	$-	$-	$-	$-	$-
	-	-	-	-	-
	-	-	-	-	-

Total	$-	$-	$-	$-	$-

Year Ended December 31, 2017

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

671451CZ0	$2	$-	$2	$-	$-
	-	-	-	-	-
	-	-	-	-	-

Total	$2	$-	$2	$-	$-

When a decline in fair value is other-than-temporary, an impairment loss is recognized as a realized loss equal to the entire difference between the bond’s carrying value or amortized cost and its fair value.

F-17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The following table shows gross unrealized losses and fair values of bonds, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2018:
U.S. government and agencies	$384	$(2)	$205	$(14)	$589	$(16)
States and political subdivisions	199	(5)	113	(8)	312	(13)
Foreign governments	10	-	75	(12)	85	(12)
Corporate bonds	14,077	(583)	3,429	(249)	17,506	(832)
Mortgage-backed and asset-backed securities	1,769	(51)	967	(55)	2,736	(106)
Total	$16,439	$(641)	$4,789	$(338)	$21,228	$(979)

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2017:
U.S. government and agencies	$2,805	$(18)	$1,137	$(60)	$3,942	$(78)
States and political subdivisions	45	-	62	(3)	107	(3)
Foreign governments	27	-	43	(17)	70	(17)
Corporate bonds	2,028	(14)	2,534	(63)	4,562	(77)
Mortgage-backed and asset-backed securities	540	(3)	772	(25)	1,312	(28)
Total	$5,445	$(35)	$4,548	$(168)	$9,993	$(203)

At December 31, 2018 and 2017, there were 1,383 and 483 bonds that had a gross unrealized loss, of which the single largest unrealized loss was $43 million and $40 million, respectively. The Company anticipates that these bonds will perform in accordance with their contractual terms and the Company currently has the ability and intent to hold these bonds until they recover or mature. Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

For the years ended December 31, 2018, 2017 and 2016, realized capital losses include $72 million, $3 million, and $61 million related to bonds that have experienced an other-than-temporary decline in value and were comprised of 21, 4, and 8 securities, respectively.

The total recorded investment in restructured corporate bonds at December 31, 2018, 2017 and 2016 was $0 million, $3 million, and $16 million, respectively. There were 1, 1, and 2 restructured corporate bonds for which an impairment was recognized during 2018, 2017 and 2016, respectively. The Company accrues interest income on impaired securities to the

F-18

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The sales of investments in bonds resulted in the following:

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Proceeds	$28,102	$17,663	$20,018
Realized gross gains	729	557	524
Realized gross losses	(407)	(33)	(112)

The Company had no nonadmitted accrued investment income from bonds (unaffiliated) at December 31, 2018 and 2017.

Affiliate Transactions

In 2018, the Company sold certain bonds to an affiliate, Manulife Reinsurance Bermuda Limited (“MRBL”). These bonds had a book value of $449 million and fair value of $501 million. The Company recognized $52 million in pre-tax realized gains before transfer to the IMR.

In 2018, the Company sold certain bonds to an affiliate, JHNY. These bonds had a book value of $293 million and fair value of $313 million. The Company recognized $20 million in pre-tax realized gains before transfer to the IMR.

In 2018, the Company sold certain bonds and stocks to an affiliate, John Hancock Funding Company LLC, (“JHFLLC”). These bonds and stocks had a book value of $53 million and fair value of $53 million. The Company did not recognize any pre-tax realized gains before transfer to the IMR.

In 2018, the Company acquired at fair value, certain bonds from an affiliate, JHNY, for $647 million.

In 2018, the Company acquired at fair value, certain bonds from an affiliate, JHLH, for $48 million.

In 2017, the Company sold certain private placements to an affiliate, The Manufacturers Life Insurance Company Bermuda Branch (“MLI Bermuda”). These private placements had a book value of $208 million and fair value of $226 million. The Company recognized $18 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, MRBL. These bonds had a book value of $204 million and fair value of $227 million. The Company recognized $23 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, JHLH. These bonds had a book value of $263 million and fair value of $304 million. The Company recognized $41 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, John Hancock Reassurance Company Limited (“JHRECO”). These bonds had a book value of $172 million and fair value of $200 million. The Company recognized $28 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to its indirect parent, MLI. These bonds had a book value of $448 million and fair value of $521 million. The Company recognized $73 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, Manulife Securities Ltd Partner (“MSLP”). These bonds had a book value of $412 million and fair value of $435 million. The Company recognized $23 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company acquired at fair value, certain bonds from an affiliate, JHLH, for $177 million.

F-19

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

In 2017, the Company acquired at fair value, certain bonds from an affiliate, MRBL, for $100 million.

In 2016, the Company transferred certain bonds to an affiliate, JHRECO, in lieu of a reinsurance cash settlement. These bonds had a book value of $676 million and fair value of $751 million. The Company recognized $75 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate, Manulife Financial Singapore (“MLS”). These bonds had a book value of $93 million and fair value of $100 million. The Company recognized $7 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate, Manubank (“MB”). These bonds had a book value of $12 million and fair value of $12 million. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife International Ltd (“MIL”). These bonds had a book value of $67 million and fair value of $75 million. The Company recognized $8 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate MLRL. These bonds had a book value of $25 million and fair value of $29 million. The Company recognized $4 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife Reinsurance Ltd Partner (“MRLP”). These bonds had a book value of $211 million and fair value of $221 million. The Company recognized $10 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company received, at fair value, certain bonds from an affiliate, JHNY in lieu of reinsurance cash settlement, for $26 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, JHNY, for $343 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MIL, for $60 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLRL, for $29 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLS, for $21 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, JHLH, for $140 million.

F-20

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Preferred and Common Stocks

Cost and fair value of the Company’s investments in preferred and common stocks are summarized as follow:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2018:
Preferred stocks:
Nonaffiliated	$14	$1	$-	$15
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	791	157	(30)	918
Affiliates*	1,589	1,324	-	2,913

Total stocks	$2,394	$1,482	$(30)	$3,846

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2017:
Preferred stocks:
Nonaffiliated	$11	$3	$-	$14
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	1,131	235	(12)	1,354
Affiliates*	1,589	971	-	2,560

Total stocks	$2,731	$1,209	$(12)	$3,928

*Affiliates - fair value represents the carrying value

At December 31, 2018 and 2017, there were 309 and 136 nonaffiliated equity securities that had a gross unrealized loss excluding securities that have been written down to zero. The single largest unrealized loss was $3 million and $3 million at December 31, 2018 and 2017, respectively. The Company anticipates that these equity securities will recover in value in the near term.

The Company has a process in place to identify equity securities that could potentially have an impairment that is other-than-temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; and (3) the Company’s ability and intent to hold the security until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income.

For the years ended December 31, 2018, 2017 and 2016, realized capital losses include $11 million, $2 million, and $24 million related to preferred and common stocks that have experienced an other-than-temporary decline in value and were comprised of 95, 81, and 108 securities, respectively. These are primarily made up of impairments on public and private common stocks.

F-21

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Affiliate Transactions

In 2018, the Company sold certain common stocks to an affiliate, MRBL. These stocks had a book value of $264 million and fair value of $306 million. The Company recognized $42 million in pre-tax realized gains.

In 2017, the Company acquired at fair value, certain common stocks from an affiliate, JHLH, for $43 million.

Mortgage Loans on Real Estate

At December 31, 2018 and 2017, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits, and monitoring procedures.

December 31, 2018:

Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,828	East North Central	$1,523
Industrial	1,020	East South Central	253
Office buildings	3,241	Middle Atlantic	1,936
Retail	3,406	Mountain	516
Agricultural	133	New England	642
Agribusiness	247	Pacific	3,823
Mixed use	7	South Atlantic	2,367
Other	1,226	West North Central	336
Allowance	(23)	West South Central	709
		Canada / Other	3
		Allowance	(23)

Total mortgage loans on real estate	$12,085	Total mortgage loans on real estate	$12,085

December 31, 2017:

Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,560	East North Central	$1,574
Industrial	907	East South Central	187
Office buildings	3,168	Middle Atlantic	1,868
Retail	3,652	Mountain	527
Agricultural	139	New England	579
Agribusiness	303	Pacific	3,604
Mixed use	22	South Atlantic	2,449
Other	1,163	West North Central	384
Allowance	(14)	West South Central	660
		Canada / Other	82
		Allowance	(14)

Total mortgage loans on real estate	$11,900	Total mortgage loans on real estate	$11,900

The aggregate mortgages outstanding to any one borrower do not exceed $425 million.

During 2018, the respective maximum and minimum lending rates for mortgage loans issued were 0.00% and 0.00% for agricultural loans and 8.30% and 3.26% for commercial loans. The Company issued no purchase money mortgages in 2018 and 2017. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed, or

F-22

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

purchase money mortgages does not exceed 75%. Impaired mortgage loans without an allowance for credit losses were $0 million, $0 million, and $0 million at December 31, 2018, 2017 and 2016, respectively. The average recorded investment in impaired loans was $56 million, $31 million, and $25 million at December 31, 2018, 2017 and 2016, respectively. The Company recognized $4 million, $0 million, and $1 million of interest income during the period the loans were impaired for the years ended December 31, 2018, 2017 and 2016, respectively.

The following table shows the age analysis of mortgage loans aggregated by type:

	Farm	Residential	Commercial	Mezzanine	Total

(in millions)
December 31, 2018:
Recorded Investment
Current	$380	$-	$11,707	$21	$12,108
30 - 59 Days Past Due	-	-	-	-	-
60 - 89 Days Past Due	-	-	-	-	-
90 - 179 Days Past Due	-	-	-	-	-
180 + Days Past Due	-	-	-	-	-
December 31, 2017:
Recorded Investment
Current	$442	$-	$11,472	$-	$11,914
30 - 59 Days Past Due	-	-	-	-	-
60 - 89 Days Past Due	-	-	-	-	-
90 - 179 Days Past Due	-	-	-	-	-
180 + Days Past Due	-	-	-	-	-

The Company had no recorded investment of mortgage loans 90 to 179 days or 180 days or greater past due still accruing interest or where interest has been reduced in 2018 and 2017. The Company was not a participant or co-lender in a mortgage loan agreement in 2018 and 2017.

Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans. There are no contractual commitments made to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings. The Company accrues interest income on impaired loans to the extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

For mortgage loans, the Company evaluates credit quality through regular monitoring of credit related exposures, considering both qualitative and quantitative factors in assigning an internal risk rating (“IRR”). These ratings are updated at least annually.

The carrying value of mortgage loans by IRR was as follows:

	December 31,
	2018	2017

	(in millions)
AAA	$279	$250
AA	2,814	2,842
A	5,505	5,585
BBB	3,370	3,095
BB	61	98
B and lower and unrated	56	30

Total	$12,085	$11,900

F-23

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Affiliate Transactions

In 2018, the Company sold certain mortgages to an affiliate, JHLH. These mortgages had a book value of $8 million and fair value of $8 million at the date of the transaction. The Company recognized $0 million in pre-tax realized losses before transfer to the IMR.

In 2018, the Company acquired, at fair value, certain mortgages from an affiliate, JHNY, for $105 million.

In 2018, the Company acquired, at fair value, certain mortgages from an affiliate, JHLH, for $29 million.

In 2017, the Company transferred two mortgages to an affiliate, Clarendon Real Estate, LLC (“CRE LLC”). The mortgages had a book value of $7 million and fair value of $7 million at the date of the transaction. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

Real Estate

The composition of the Company’s investment in real estate is summarized as follows:

	December 31,
	2018	2017

	(in millions)
Properties occupied by the company	$236	$396
Properties held for the production of income	4,730	6,086
Properties held for sale	-	-
Less accumulated depreciation	(953)	(760)

Total	$4,013	$5,722

The Company recorded $0 million, $0 million, and $38 million of impairments on real estate investments during the years ended December 31, 2018, 2017 and 2016, respectively.

Affiliate Transactions

In 2018, the Company entered into a joint venture arrangement with the University of California Board of Regents (“UC”). As part of this arrangement, the Company sold six U.S. commercial real estate properties and one other invested asset with the characteristics of real estate to Broadway Green LLC, Broadway Wacker LLC and Broadway Congress LLC, all joint venture entities formed by UC. The Company provides management services to these joint ventures and owns 10% of their equity. The real estate properties had a book value of $728 million and fair value of $985 million which resulted in pre-tax realized gains to operations of $231 million (after 10% deferral of realized gain).

In 2017, the Company entered into an arrangement to sell four real estate properties to Hancock U.S Real Estate Fund, LP. These properties had a book value of $325 million and fair value of $471 million, resulting in pre-tax realized gains of $135 million and a deferred gain of $10 million. As part of this arrangement, the Company also committed approximately $44 million for an 11.7% equity interest in the fund.

On May 20, 2016, the Company entered into an arrangement to sell three real estate properties to Manulife U.S. Real Estate Investment Trust (“REIT”) for $777 million. These properties had a book value of $524 million and fair value of $769 million. Approximately 62% of the $245 million gain from operations was ceded to an affiliate reinsurer. The Company recognized an after-tax gain, after reinsurance of $60 million.

F-24

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Other Invested Assets

The Company had no investments in partnerships or LLCs that exceed 10% of its admitted assets at December 31, 2018 and 2017.

Other invested assets primarily consist of investments in partnerships and LLCs. The Company recorded $39 million, $0 million, and $99 million of impairments on partnerships and LLCs during the years ended December 31, 2018, 2017 and 2016, respectively. These impairments are based on significant judgement by the Company in determining whether the objective evidence of other-than-temporary impairment exists. The Company considers relevant facts and circumstances in evaluating whether the impairment of an other invested asset is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the investee; (3) the Company’s ability and intent to hold the other invested asset until it recovers. To the extent the Company determines that an other invested asset is deemed to be other-than-temporarily impaired, the difference between book and fair value would be charged to income.

Affiliate Transactions

In 2018, the Company entered into an agreement to launch John Hancock Infrastructure Fund, LP (the “Fund”), a closed-end pooled fund that will offer investors the opportunity to invest alongside the Company in a targeted infrastructure strategy focused primarily on U.S investments. The fund was seeded with the partial sale of 9 assets owned by the Company. The assets sold had a book value of $1,045 million and fair value of $1,094 million which resulted in a gain to operations of $49 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHNY, for $4 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHLH, for $9 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, John Hancock Partnership Holdings I (“JHPH I”), for $39 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, John Hancock Partnership Holdings II (“JHPH II”), for $39 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHFLLC, for $6 million.

Other

The subprime lending sector, also referred to as B-paper, near-prime, or second chance lending, is the sector of the mortgage lending industry which lends to borrowers who do not qualify for prime market interest rates because of poor or insufficient credit history.

For purposes of this disclosure, subprime exposure is defined as the potential for financial loss through direct investment, indirect investment, or underwriting risk associated with risk from the subprime lending sector. For purposes of this note, subprime exposure is not limited solely to the risk associated with holding direct mortgage loans, but also includes any indirect risk through investments in asset-backed or structured securities, hedge funds, common stock, subsidiaries and affiliates, and insurance product issuance.

Although it can be difficult to determine the indirect risk exposures, it should be noted that not only does it include expected losses, it also includes the potential for losses that could occur due to significantly depressed fair value of the related assets in an illiquid market.

The Company had no direct exposure through investments in subprime mortgage loans as of December 31, 2018 or 2017.

Management considers several factors when classifying a structured finance or residential mortgage-backed security holding as “subprime” or placing a security in the highest risk category. These factors include the transaction’s weighted average

F-25

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

FICO or credit score, loan-to-value ratio (LTV), geographic composition, lien position, loan purpose, and loan documentation.

The Company has entered into certain repurchase agreements with an aggregate carrying value of $0 million and $0 million as of December 31, 2018 and 2017, respectively. For such agreements, the Company agrees to a specified term, price, and interest rate through the date of the repurchase.

The Company established a facility with an affiliate, MRBL whereby cash collateral can be received under a repurchase agreement program. There was no repurchase agreement activity in 2018 and 2017.

For securities lending transactions, the Company’s policy is to require a minimum of 102% of the fair value of securities loaned to be maintained as collateral. Positions are marked to market and adjusted on a daily basis to ensure the 102% margin requirement is maintained. There were no securities on loan as of December 31, 2018 or 2017.

F-26

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Net Investment Income and Net Realized and Other Gains (Losses)

Major categories of the Company’s net investment income are summarized as follows:

	2018	2017	2016

	(in millions)
Income:
Bonds	$2,279	$2,146	$2,232
Preferred stocks	-	-	-
Common stocks	126	23	225
Mortgage loans on real estate	594	610	609
Real estate	638	704	762
Policy loans	175	176	167
Cash, cash equivalents and short-term investments	38	33	18
Other invested assets	1,069	1,014	506
Derivatives	427	483	594
Other income	(21)	12	30

Total investment income	5,325	5,201	5,143
Expenses
Investment expenses	(424)	(509)	(529)
Investment taxes, licenses and fees, excluding federal income taxes	(76)	(93)	(94)
Investment interest expense	(48)	(50)	(82)
Depreciation on real estate and other invested assets	(112)	(123)	(130)

Total investment expenses	(660)	(775)	(835)

Net investment income	$4,665	$4,426	$4,308

Realized capital gains (losses) and amounts transferred to the IMR are as follows:

	2018	2017	2016

	(in millions)
Realized capital gains (losses)	$730	$722	$(494)
Less amount transferred to the IMR (net of related tax benefit (expense) of $2 in 2018, $(475) in 2017, and $31 in 2016)	(6)	882	(57)

Realized capital gains (losses) before tax	736	(160)	(437)
Less federal income taxes on realized capital gains (losses) before effect of transfer to the IMR	396	243	496

Net realized capital gains (losses)	$340	$(403)	$(933)

6. Derivatives

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, credit, equity price movements, indices or other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. The Company uses derivatives including swaps, forward and futures agreements, floors, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, credit and equity market prices.

F-27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Over-the-counter (“OTC”) bilateral swaps are contractual agreements between the Company and a counterparty to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.

Cleared OTC interest rate swaps are contractual agreements between the Company and a counterparty whereby the transaction must be cleared through a central clearing house, and subject to mandatory margin and reporting requirements.

Forward and futures agreements are contractual obligations to buy or sell a financial instrument or foreign currency on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

Interest rate floors are contracts with counterparties which require payment of a premium for the right to receive payments when the market interest rate on specified future dates falls below the agreed upon strike price. Interest rate treasury lock contracts are customized agreements securing current interest rates on Treasury securities for payment on a future date.

Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.

Swaptions are contractual agreements whereby the holder has the right, but not obligation, to enter into a given swap agreement on a specified future date.

Types of Derivatives and Derivative Strategies

Interest Rate Contracts. The Company uses interest rate futures contracts, OTC interest rate swap agreements, cleared interest rate swap agreements, swaptions, and interest rate treasury locks as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company uses interest rate swap agreements in effective cash flow and fair value hedge accounting relationships. These derivatives hedge the variable cash flows associated with certain floating-rate bonds, as well as, future fixed income asset acquisitions, which will support the Company’s long-term care and life insurance businesses. These derivatives reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. For its fair value hedging relationships, the Company uses interest rate swap agreements and interest rate treasury locks to hedge the risk of changes in fair value of existing fixed rate assets and liabilities arising from changes in benchmark interest rates.

Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are classified within interest rate swaps for disclosure purposes. The Company utilizes inflation swaps in effective hedge accounting relationships and other hedging relationships.

The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in other hedging relationships.

F-28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The Company also uses interest rate floors and swaptions primarily to protect against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate floors in other hedging relationships.

Foreign Currency Contracts. Foreign currency derivatives, including foreign currency swaps, foreign currency forwards, and foreign currency futures are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

Cross currency rate swap agreements are used to manage the Company’s exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both, on foreign currency financial instruments. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

Under foreign currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The maturities of these forwards correspond with the future periods in which the foreign currency transactions are expected to occur. The Company utilizes currency forwards in effective hedge accounting relationships and other hedging relationships.

Foreign currency futures are contractual obligations to buy or sell a foreign currency on a predetermined future date at a specified price. These contracts are standardized contracts traded on an exchange. The Company utilizes foreign exchange futures in other hedging relationships.

Equity Market Contracts. Total return swaps are contracts that involve the exchange of payments based on changes in the value of a reference asset, including any returns such as interest earned on these assets, in exchange for amounts based on reference rates specified in the contract. The Company utilizes total return swaps in effective hedge accounting relationships and other hedging relationships.

Equity index options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) an underlying equity market index on or before a specified future date at a specified price. The Company utilizes equity index options in other hedging relationships.

Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes equity index futures in other hedging relationships.

Credit Contracts. The Company manages credit risk through the issuance of credit default swaps (“CDS”). A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.

Replication Synthetic Assets. Replication synthetic asset transactions (“RSATs”) are derivative transactions made in combination with a cash instrument in order to reproduce the investment characteristic of an otherwise permissible investment. The Company uses interest rate swaps and credit default swaps in these transactions when direct investments are either too expensive to acquire or otherwise unavailable in the market. Such derivatives can only be RSATs and not hedging vehicles.

F-29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The table below provides a summary of the gross notional amount and fair value of derivatives contracts for all derivatives in effective hedge accounting relationships, other hedging relationships, and RSATs:

		December 31, 2018
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$1,919	$-	$-	$259	$98
	Foreign currency swaps	17	-	3	-	5

Cash flow hedges	Interest rate swaps	6,987	-	-	484	362
	Foreign currency swaps	421	61	-	55	-
	Foreign currency forwards	66	-	-	-	7
	Interest rate treasury locks	1,351	-	-	27	12
	Equity total return swaps	32	-	-	-	6

Total Derivatives in Effective Hedge Accounting Relationships		$10,793	$61	$3	$825	$490

Other Hedging Relationships
	Interest rate swaps	$137,873	$7,336	$3,287	$7,336	$3,287
	Interest rate treasury locks	11,980	277	77	277	77
	Interest rate options	8,574	230	-	230	-
	Interest rate futures	7,977	-	-	-	-
	Foreign currency swaps	1,439	341	269	341	269
	Foreign currency forwards	718	19	14	19	14
	Foreign currency futures	1,040	-	-	-	-
	Equity total return swaps	394	11	10	11	10
	Equity index options	4,818	236	59	236	59
	Equity index futures	4,178	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$178,991	$8,450	$3,716	$8,450	$3,716

Replication Synthetic Asset Transactions
	Interest rate swaps	$3,135	$-	$-	$19	$188
	Credit default swaps	-	-	-	-	-

Total Derivatives in Replication Synthetic Asset Transactions		$3,135	$-	$-	$19	$188

Total Derivatives		$192,919	$8,511	$3,719	$9,294	$4,394

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

		December 31, 2017

		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$1,870	$-	$2	$308	$128
	Foreign currency swaps	45	-	9	-	15

Cash flow hedges	Interest rate swaps	8,116	-	-	896	283
	Foreign currency swaps	1,549	78	45	295	268
	Foreign currency forwards	132	-	-	-	3
	Interest rate treasury locks	880	-	-	58	-
	Equity total return swaps	36	-	-	9	-

Total Derivatives in Effective Hedge Accounting Relationships		$12,628	$78	$56	$1,566	$697

Other Hedging Relationships
	Interest rate swaps	$121,799	$8,284	$4,041	$8,284	$4,041
	Interest rate treasury locks	10,728	630	13	630	13
	Interest rate options	8,014	247	-	247	-
	Interest rate futures	7,453	-	-	-	-
	Foreign currency swaps	322	57	13	57	13
	Foreign currency forwards	535	2	5	2	5
	Foreign currency futures	991	-	-	-	-
	Equity total return swaps	100	20	-	20	-
	Equity index options	4,113	319	1	319	1
	Equity index futures	5,372	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$159,427	$9,559	$4,073	$9,559	$4,073

Replication Synthetic Asset Transactions
	Interest rate swaps	$3,135	$-	$-	$98	$102
	Credit default swaps	30	-	-	-	-

Total Derivatives in Replication Synthetic Asset Transactions		$3,165	$-	$-	$98	$102

Total Derivatives		$175,220	$9,637	$4,129	$11,223	$4,872

Hedging Relationships

The Company generally does not enter into derivative contracts for speculative purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting and are reported in a manner consistent with the hedged asset or liability. For the years ended December 31, 2018, 2017 and 2016, respectively, the Company recorded unrealized gains (losses) of $231 million, $402 million, and $436 million, respectively, related to derivatives that no longer qualify for hedge accounting.

Fair Value Hedges. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates. The Company also uses cross currency swaps to manage its exposure to foreign exchange rate fluctuations and interest rate fluctuations.

Cash Flow Hedges. The Company uses interest rate swaps and interest rate treasury locks to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and forward agreements to hedge currency exposure on foreign currency financial instruments and foreign currency denominated

F-31

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

expenses, respectively. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.

For the year ended December 31, 2018, all of the Company’s hedged forecast transactions qualified as cash flow hedges and no cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

The maximum time frame for which variable cash flows are hedged is 28 years.

Derivatives Not Designated as Hedging Instruments or RSAT Relationships. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, and interest rate futures contracts to manage interest rate risk, total return swap agreements to manage equity risk, and CDS to manage credit risk. The Company also uses interest rate treasury locks and interest rate floor agreements to manage exposure to interest rates without designating the derivatives as hedging instruments. Interest rate floor agreements hedge the interest rate risk associated with minimum interest rate guarantees in certain life insurance and annuity businesses.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum death benefit (“GMDB”). These guarantees are effectively an embedded option on the basket of mutual funds offered to contract holders. The Company manages a hedging program to reduce its exposure to certain contracts with the GMWB and GMDB guarantees. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), currency futures, total return swaps, equity index options, swaptions and U.S. Treasury futures to match the sensitivities of the GMWB and GMDB liabilities to the market risk factors.

The Company also has a macro equity risk hedging program using equity futures and interest rate swaps, as well as equity index options. This program is designed to reduce the Company’s overall exposure to public equity markets arising from several sources including, but not limited to, variable annuity guarantees not dynamically hedged, separate account fees not associated with guarantees, and Company equity holdings.

The Company uses foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

F-32

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

For the years ended December 31, 2018, 2017 and 2016 net gains and losses related to derivatives in other hedging relationships were recognized by the Company, and the components were recorded in net unrealized and net realized gains (losses) as follows:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Other Hedging Relationships
Net unrealized capital gain (loss):
Interest rate swaps	$(193)	$(805)	$773
Interest rate treasury locks	(417)	841	(435)
Interest rate options	(35)	(73)	(8)
Interest rate futures	212	-	-
Foreign currency swaps	-	6	(31)
Foreign currency forwards	6	(11)	-
Foreign currency futures	(11)	-	-
Equity total return swaps	9	3	(4)
Equity index options	(133)	102	68
Equity index futures	121	-	-
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net unrealized capital gain (loss)	$(441)	$63	$363

Net realized capital gain (loss):
Interest rate swaps	$(225)	$874	$(490)
Interest rate treasury locks	43	34	342
Interest rate options	(5)	(3)	-
Interest rate futures	(411)	273	(23)
Foreign currency swaps	4	4	3
Foreign currency forwards	(16)	16	24
Foreign currency futures	61	(111)	94
Equity total return swaps	(2)	(9)	(9)
Equity index options	49	22	(98)
Equity index futures	157	(1,104)	(1,007)
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net realized capital gain (loss)	$(345)	$(4)	$(1,164)

Total gain (loss) from derivatives in other hedging relationships	$(786)	$59	$(801)

The table above does not include unrealized gains (losses) of ($28) million, $9 million, $11 million and realized gains (losses) of $12 million, $12 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. These gains (losses) represent a portion of equity total return swaps used to hedge restricted share units, but that are no longer in an effective accounting hedge relationship. The gains (losses) are recorded in the General Insurance Expenses line in the Statement of Operations.

The Company also deferred net realized gains (losses) of ($229) million, $872 million, and ($526) million (including ($226) million, $874 million, and ($490) million of gains (losses) for derivatives in other hedging relationships, respectively) related to interest rates for the years ended December 31, 2018, 2017 and 2016, respectively. Deferred net realized gains and losses are reported in IMR and amortized over the remaining period to expiration date.

F-33

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Credit Default Swaps

The Company replicates exposure to specific issuers by selling credit protection via CDS in order to complement its cash bond investing. The Company does not employ leverage in its CDS program and therefore, does not write CDS protection in excess of its government bond holdings.

The following table provides details of the CDS protection sold by type of contract and external agency rating for the underlying reference security, as of December 31, 2018 and 2017, respectively

	December 31, 2018			December 31, 2017

	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]

	(in millions)
Single name CDS[1]
Corporate debt
AAA	$-	$-	-	$10	$-	1
AA	-	-	-	10	-	-
A	-	-	-	10	-	1
BBB	-	-	-	-	-	-

Total CDS protection sold	$-	$-		$30	$-

1

The rating agency designations are based on S&P where available followed by Moody’s, Dominion Bond Rating Services (DBRS), and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

2

Notional amount represents the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

3	The weighted average maturity of the CDS is weighted based on notional amounts.

The Company holds no purchased credit protection at December 31, 2018 and 2017. The average credit rating of the counterparties guaranteeing the underlying credits is A and the weighted average maturity is 0 years.

Credit Risk

The Company’s exposure to loss on derivatives is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in negative positions and the impact of collateral on hand. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its OTC derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2018 and 2017, the Company accepted collateral consisting of cash of $1,559 million and $1,973 million, and various securities with a fair value of $3,280 million and $4,360 million, respectively, which is held in separate custodial accounts and not reflected within these financial statements. In addition, the Company has pledged collateral to support both the OTC derivative instruments, exchange traded futures and cleared interest rate swap transactions. For further details regarding pledged collateral see the Investments Note.

Under U.S. regulations, certain interest rate swap agreements and credit default swap agreements are required to be cleared through central clearing houses. These transactions are contractual agreements that require initial and variation margin

F-34

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

collateral postings and are settled on a daily basis through a clearing house. As such, they reduce the credit risk exposure in the event of default by a counterparty.

Financing Premiums

The following table presents the Company’s aggregate, non-discounted total premium cost for derivative contracts with financing premiums and the premium cost due in each of the following four years, and thereafter.

Fiscal Year	Derivative Premium Payments Due
(in millions)
2018	$-
2019	66
2020	-
2021	-
Thereafter	-

Total Future Settled Premiums	$66

	Undiscounted Future Premium Commitments	Derivative Fair Value With Premium Commitments	Derivative Fair Value Excluding Impact of Future Settled Premiums
		(in millions)
Prior Year	$40	$32	$71
Current Year	$66	$(48)	$17

Transactions with Affiliates

The Company has entered into a currency swap agreement with JHFC which was recorded at fair value. JHFC utilizes the currency swap to hedge currency exposure on foreign currency financial instruments. The Company has also entered into currency swap agreements with external counterparties which offset the currency swap agreement with JHFC. As of December 31, 2018 and 2017, the currency swap agreements with JHFC and the external counterparties had offsetting fair values of $266 million and $261 million, respectively.

The Company has entered into equity total return swap agreements with MLI which are recorded at fair value. JHUSA utilizes the equity total return swaps to hedge equity exposure on restricted share units (“RSU”). As of December 31, 2018 and 2017, the equity total return swap agreements with MLI had a fair value of ($14) million and $30 million.

In 2017, the Company repositioned interest rate swaps supporting affiliate reinsurance with John Hancock Reassurance Company Limited. The transaction resulted in a pre-tax gain of $24 million and a post-tax increase to surplus of $16 million, net of amounts transferred to the interest maintenance reserve (IMR) and ceded to the affiliate reinsurer.

7. Fair Value

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

•

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition – This category includes assets and liabilities measured at fair value. Financial instruments in this category include bonds and preferred stocks carried at the lower of cost or fair value due to their SVO quality rating, common stocks, derivatives, and separate account assets.

•	Other Financial Instruments Not Reported at Fair Value After Initial Recognition – This category includes assets and liabilities as follows:

F-35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Bonds – For bonds, including corporate debt, U.S. Treasury, commercial and residential mortgage-backed securities, asset-backed securities, collateralized debt obligations, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds.

Mortgage Loans on Real Estate – The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type. The fair value of impaired mortgage loans is based on the net of the collateral less estimated cost to obtain and sell. Fair value of commercial mortgages is derived through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

Cash, Cash Equivalents and Short-Term Investments – The carrying values for cash, cash equivalents, and short-term investments approximate their fair value due to the short-term maturities of these instruments.

Policy Loans – These loans are carried at unpaid principal balances, which approximate their fair values.

Policy Reserves – Policy reserves consist of guaranteed investment contracts. The fair values associated with these financial instruments are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

Policyholders’ and Beneficiaries Funds – Includes term certain contracts and supplementary contracts without life contingencies. The fair values associated with the term certain contracts and supplementary contracts without life contingencies are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread. Effective December 31, 2016, fair value disclosure is no longer required for those balances that can be withdrawn by the policyholder at any time without prior notice or penalty. The fair value is the amount estimated to be payable to the policyholder as of the reporting date which is generally the carrying value and provides no additional disclosure value.

Consumer Notes – The fair value of consumer notes is determined by projecting cash flows and using a spread assumption associated with the specific risks in the Signature Note contracts. The spread is calculated by taking the difference between the contractual crediting rate and the yield curve as of the issue date of each Signature Note. The calculated spread is added to the yield curve as of each future valuation date to determine the fair value of the Signature Notes.

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•

Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date reflecting market transactions. Level 1 assets primarily include exchange traded equity securities and certain separate account assets.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

•

Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most bonds are classified within Level 2. Also, included in the Level 2 category are certain separate account assets and derivative assets and liabilities.

•

Level 3 – Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include impaired bonds and less liquid securities, such as structured asset-backed securities, commercial mortgage-backed securities, and other securities that have little or no price transparency.

Determination of Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (not a forced liquidation or distress sale) between market participants at the measurement date, that is, an exit value.

When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is typically based upon alternative valuation techniques such as discounted cash flows, matrix pricing, consensus pricing services and other techniques. Broker quotes are generally used when external public vendor prices are not available.

The Company has a process in place that includes a review of price movements relative to the market, a comparison of prices between vendors, and a comparison to internal matrix pricing which uses predominately external observable data. Judgement is applied in adjusting external observable data for items including liquidity and credit factors.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

Bonds

Refer to the previous page for the determination of fair value of bonds. Generally, impaired bonds with a NAIC designation rating of 6 whose cost is greater than its fair value are reported at fair value and are classified within Level 3.

Preferred Stocks

Preferred stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Preferred stocks not traded in active markets are classified within Level 3.

Common Stocks

Common stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Common stocks not traded in active markets are classified within Level 3.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value, that are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the

F-37

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Separate Account Assets and Liabilities

For separate accounts structured as a non-unitized fund, the fair value of separate account assets is based on the fair value of the underlying assets owned by the separate account. For separate accounts structured as a unitized fund, the fair value of the separate account assets is based on the fair value of the underlying funds owned by the separate account. Assets owned by the Company’s separate accounts primarily include: investments in mutual funds, bonds, common stock, short-term investments, real estate, and cash and cash equivalents. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

The fair value of fund investments is based upon quoted market prices or reported net asset value (“NAV”). Fund investments that are traded in an active market and have a NAV that the Company can access at the measurement date are classified within Level 1. Level 2 assets consist primarily of bonds which are valued using matrix pricing with independent pricing data.

Separate account assets classified as Level 3 consist primarily of fixed maturity and equity investments in private companies, which own timber and agriculture and carry them at fair value. The values of the timber and agriculture investments are estimated using generally accepted valuation techniques. A comprehensive appraisal is performed shortly after initial purchase and at two or three-year intervals thereafter. Appraisal updates are conducted according to client contracts, generally at one-year or six-month intervals. In the quarters in which an investment is not independently appraised or its valuation updated, the market value is reviewed by management. The valuation of an investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the independent appraiser’s review and concurrence with management. Further, these valuations are prepared giving consideration to the income, cost, and sales comparison approaches of estimating asset value. The significant unobservable inputs used in the fair value measurement of the Company’s timberland investments are harvest volumes, timber prices, operating costs and discount rates. Significant changes to any one of these inputs in isolation could result in a significant change to fair value measurement. Holding other factors constant, an increase to either harvest volumes or timber prices would tend to increase the fair value of a timberland investment, while an increase in operating costs or discount rate would have the opposite effect. These investments are classified as Level 3 by the companies owning them, and therefore the equity investments in these companies are considered to be Level 3 by the Company.

F-38

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The following table presents the Company’s assets and liabilities that are measured and reported at fair value in the Balance Sheets after initial recognition by fair value hierarchy level:

	December 31, 2018
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$31	$31	$-	$25	$6	$-
Loan-backed and structured securities	-	-	-	-	-	-

Total bonds with NAIC 6 rating	31	31	-	25	6	-

Preferred stocks:
Industrial and misc	3	3	-	-	3	-

Total preferred stocks	3	3	-	-	3	-

Common stocks:
Industrial and misc	918	918	807	-	111	-

Total common stocks	918	918	807	-	111	-
Derivatives:
Interest rate swaps	7,336	7,336	-	7,336	-	-
Interest rate treasury locks	277	277	-	12	265	-
Interest rate options	230	230	-	91	139	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	341	341	-	341	-	-
Foreign currency forwards	19	19	-	19	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	11	11	-	-	11	-
Equity index options	236	236	-	236	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	8,450	8,450	-	8,035	415	-

Assets held in separate accounts	124,131	124,131	119,774	2,553	1,804	-

Total assets	$133,533	$133,533	$120,581	$10,613	$2,339	$-

Liabilities:
Derivatives:
Interest rate swaps	$3,287	$3,287	$-	$3,232	$55	$-
Interest rate treasury locks	77	77	-	17	60	-
Interest rate options	-	-	-	-	-	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	269	269	-	269	-	-
Foreign currency forwards	14	14	-	14	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	10	10	-	-	10	-
Equity index options	59	59	-	59	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	3,716	3,716	-	3,591	125	-

Liabilities held in separate accounts	124,131	124,131	119,774	2,553	1,804	-

Total liabilities	$127,847	$127,847	$119,774	$6,144	$1,929	$-

F-39

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	December 31, 2017
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$22	$22	$-	$12	$10	$-
Loan-backed and structured securities	6	6	-	-	6	-

Total bonds with NAIC 6 rating	28	28	-	12	16	-

Preferred stocks:
Industrial and misc	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-

Common stocks:
Industrial and misc	1,354	1,354	1,220	-	134	-

Total common stocks	1,354	1,354	1,220	-	134	-
Derivatives:
Interest rate swaps	8,284	8,284	-	8,284	-	-
Interest rate treasury locks	630	630	-	61	569	-
Interest rate options	247	247	-	67	180	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	57	57	-	57	-	-
Foreign currency forwards	2	2	-	2	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	20	20	-	-	20	-
Equity index options	319	319	-	319	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	9,559	9,559	-	8,790	769	-

Assets held in separate accounts	141,167	141,167	136,373	2,950	1,844	-

Total assets	$152,108	$152,108	$137,593	$11,752	$2,763	$-

Liabilities:
Derivatives:
Interest rate swaps	$4,041	$4,041	$-	$4,001	$40	$-
Interest rate treasury locks	13	13	-	12	1	-
Interest rate options	-	-	-	-	-	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	13	13	-	13	-	-
Foreign currency forwards	5	5	-	5	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	-	-	-	-	-	-
Equity index options	1	1	-	1	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	4,073	4,073	-	4,032	41	-

Liabilities held in separate accounts	141,167	141,167	136,373	2,950	1,844	-

Total liabilities	$145,240	$145,240	$136,373	$6,982	$1,885	$-

F-40

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The table below presents the carrying amounts and fair value by fair value hierarchy level for certain assets and liabilities that are not reported at fair value in the Balance Sheets:

	December 31, 2018
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$44,525	$43,579	$-	$40,875	$2,704
Preferred stocks	11	12	-	-	12
Mortgage loans on real estate	12,085	12,199	-	-	12,199
Cash, cash equivalents and short term investments	2,988	2,988	2,381	607	-
Policy loans	2,788	2,788	-	2,788	-
Derivatives in effective hedge accounting and RSAT relationships	61	844	-	816	28

Total assets	$62,458	$62,410	$2,381	$45,086	$14,943

Liabilities:
Consumer notes	$154	$176	$-	$-	$176
Borrowed money	-	-	-	-	-
Policy reserves	1,322	1,306	-	-	1,306
Policyholders’ and beneficiaries funds	796	961	-	961	-
Derivatives in effective hedge accounting and RSAT relationships	3	678	-	438	240

Total liabilities	$2,275	$3,121	$-	$1,399	$1,722

	December 31, 2017
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$47,942	$49,997	$-	$47,017	$2,980
Preferred stocks	11	14	-	-	14
Mortgage loans on real estate	11,900	12,759	-	-	12,759
Cash, cash equivalents and short term investments	4,131	4,131	3,065	1,066	-
Policy loans	2,726	2,726	-	2,726	-
Derivatives in effective hedge accounting and RSAT relationships	78	1,664	-	1,596	68

Total assets	$66,788	$71,291	$3,065	$52,405	$15,821

Liabilities:
Consumer notes	$197	$226	$-	$-	$226
Borrowed money	-	-	-	-	-
Policy reserves	1,364	1,354	-	-	1,354
Policyholders’ and beneficiaries funds	937	1,136	-	1,136	-
Derivatives in effective hedge accounting and RSAT relationships	56	799	-	618	181

Total liabilities	$2,554	$3,515	$-	$1,754	$1,761

(1)

Bonds are carried at amortized cost unless they have NAIC designation rating of 6. Fair value of bonds exclude leveraged leases of $2,439 million and $2,415 million at December 31, 2018 and 2017, respectively. The Company calculates the carrying value by accruing income at its expected internal rate of return.

F-41

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. During the years ended December 31, 2018 and 2017, the Company did not have any transfers from Level 1 to Level 2. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company did not transfer assets from Level 2 to Level 1 during the years ended December 31, 2018 and 2017.

F-42

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Level 3 Financial Instruments

The changes in Level 3 financial instruments measured and reported at fair value for the years ended December 31, 2018, 2017 and 2016, are summarized as follows:

	Balance at January 1, 2018	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2018
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$10	$-	$-	$-	$-	$-	$(1)	$-	$-	$(3)	$6
Impaired mortgage-backed and asset-backed securities	6	1	-	-	-	-	(7)	-	-	-	-

Total bonds with NAIC 6 rating	16	1	-	-	-	-	(8)	-	-	(3)	6
Preferred stocks:
Industrial and misc	-	-	-	-	3	-	-	-	-	-	3

Total preferred stocks	-	-	-	-	3	-	-	-	-	-	3
Common stocks:
Industrial and misc	134	44	3	-	4	-	(76)	-	2	-	111

Total common stocks	134	44	3	-	4	-	(76)	-	2	-	111
Net derivatives	728	-	(389)	-	8	-	-	(46)	-	(11)	290
Separate account assets/liabilities	1,844	133	-	-	42	-	(209)	-	3	(9)	1,804

Total	$2,722	$178	$(386)	$-	$57	$-	$(293)	$(46)	$5	$(23)	$2,214

F-43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	Balance at January 1, 2017	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2017
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$17	$(1)	$1	$-	$3	$-	$(7)	$-	$-	$(3)	$10
Impaired mortgage-backed and asset-backed securities	7	1	-	-	-	-	(2)	-	-	-	6

Total bonds with NAIC 6 rating	24	-	1	-	3	-	(9)	-	-	(3)	16
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	169	49	(24)	-	8	-	(68)	-	-	-	134

Total common stocks	169	49	(24)	-	8	-	(68)	-	-	-	134
Net derivatives	86	-	758	-	16	-	-	(59)	-	(73)	728
Separate account assets/liabilities	1,896	83	-	-	34	-	(164)	-	6	(11)	1,844

Total	$2,175	$132	$735	$-	$61	$-	$(241)	$(59)	$6	$(87)	$2,722

F-44

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	Balance at January 1, 2016	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2016
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$29	$1	$(1)	$-	$1	$-	$(17)	$-	$4	$-	$17
Impaired mortgage-backed and asset-backed securities	7	1	-	-	-	-	(1)	-	-	-	7

Total bonds with NAIC 6 rating	36	2	(1)	-	1	-	(18)	-	4	-	24
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	110	(1)	37	-	25	-	(2)	-	-	-	169

Total common stocks	110	(1)	37	-	25	-	(2)	-	-	-	169
Net derivatives	388	-	(407)	-	152	-	-	-	-	(47)	86
Separate account assets/liabilities	1,965	84	-	-	46	-	(234)	-	11	24	1,896

Total	$2,499	$85	$(371)	$-	$224	$-	$(254)	$-	$15	$(23)	$2,175

(1)	This amount is included in net realized capital gains (losses) on the Statements of Operations.
(2)	Changes in the fair value of separate account assets are credited directly to separate account liabilities in accordance with NAIC SAP and are not reflected in income.
(3)	For financial instruments that are transferred into and/or out of Level 3, the Company uses the fair value of the instruments at the beginning of the reporting period.

F-45

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying instruments into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that instrument, thus eliminating the need to extrapolate market data beyond observable points. Additionally, securities carried at fair value at the beginning of the period but carried at amortized cost at the end of the period due to rating change or change in fair value relative to amortized cost, are included in transfers out of Level 3. Conversely, any securities carried at amortized cost at the beginning of the period and carried at fair value at the end of the year due to SVO rating change or change in fair value relative to amortized cost, are included into transfers into Level 3.

8. Reinsurance

Certain premiums and benefits are assumed from or ceded to affiliate and other insurance companies under various reinsurance agreements. The Company entered into these reinsurance agreements to shift underlying risk on certain of its products, and to improve cash flow and statutory capital. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Total reinsurance amounts included in the Company’s accompanying statutory-basis financial statements were as follows:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums earned
Direct	$20,067	$20,392	$19,809
Assumed	603	605	872
Ceded	(14,854)	(2,711)	(7,454)

Net	$5,816	$18,286	$13,227

Benefits to policyholders ceded	$(15,881)	$(16,741)	$(15,271)

Reserve amounts ceded to reinsurers not authorized in the State of Michigan are mostly covered by funds withheld assets, letters of credit or trust agreements. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2018, any material recoveries were collateralized or settled by the assuming company.

Neither the Company nor any of its related parties control, directly or indirectly, any external reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2018, there were no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

As of December 31, 2018, if all reinsurance agreements were cancelled the estimated aggregate reduction in unassigned surplus is $5,586 million.

F-46

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

Non-Affiliated Reinsurance

The table below consists of the impact of the New York Life (“NYL”) Agreements:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(219)	$(224)	$(264)
Premiums assumed	88	91	106
Benefits ceded	(594)	(636)	(615)
Benefits assumed	238	254	246

Other reinsurance receivable (payable)	-	(1)	(2)
Funds held by or deposited with reinsured companies	3,183	3,316	3,483

The JHLICO closed block was established upon the demutualization of JHLICO for those designated participating policies that were in-force on February 1, 2000.

Effective July 1, 2015, the Company entered into coinsurance reinsurance agreements with NYL to cede 100% quota share (“QS”) of the Company’s JHLICO Closed Block policies (“NYL 100% Coinsurance”). In addition, NYL agreed to retrocede 40% QS of the same policy risks back to the Company under a coinsurance funds withheld (“FWH”) agreement (“NYL 40% FWH Retrocession”). Collectively, these agreements are known as the NYL Agreements. The NYL 100% Coinsurance keeps the assets supporting the JHLICO Closed Block together in NYL, and the NYL 40% FWH Retrocession adjusts the net reinsurance to NYL to 60% of the JHLICO Closed Block policies at risk.

In conjunction with the NYL Agreements, the existing 100% coinsurance FWH agreement which retrocedes the JHLICO Closed Block New York business back to the Company from JHNY was recaptured. In addition, the 90% modified coinsurance FWH treaty with MRBL was also recaptured. The recaptures were necessary to complete the NYL Agreements, because the policies under these agreements are the same policies at risk under the NYL Agreements.

The table below consists of the impact of the 2018 Reinsurance Group of America (“RGA”) Agreement:

Year ended December 31,
2018

(in millions)
Premiums ceded, net	$(2,790)
Benefits ceded, net	(134)
Other reinsurance receivable	24
Other amounts payable on reinsurance	-

Effective July 1, 2018, the Company entered into a coinsurance agreement with RGA to cede 100% quota share (“QS”) of a significant block of individual payout annuities. The transaction was structured such that the Company transferred the policy liabilities of $2,520 million and related invested assets of $2,829 million. The Company incurred a pre-tax loss of $72 million net of realized capital gains, including a ceding commission paid of $33 million, and a decrease of $43 million to statutory surplus. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

F-47

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table below consists of the impact of the 2012 RGA Agreement:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded, net	$(2)	$(3)	$(392)
Benefits ceded, net	(407)	(418)	(467)

Other reinsurance receivable	72	68	73
Other amounts payable on reinsurance	-	-	-

Effective April 1, 2012, the Company entered into a coinsurance agreement with RGA to cede its fixed deferred annuities at 90% quota share (“QS”). Subsequently, the treaty increased to 100% QS effective February 29, 2016. The transaction was structured such that the Company transferred the actuarial liabilities and related invested assets. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

The table below consists of the impact of the Jackson National Life Insurance Company (“Jackson’) Agreement:

Year ended December 31,
2018

(in millions)
Premiums ceded, net	$(5,317)
Benefits ceded, net	(134)
Funds held by or deposited with reinsured companies	-

Other reinsurance receivable	20
Other amounts payable on reinsurance	-

Effective October 1, 2018, the Company entered into 100% quota share coinsurance agreement with Jackson, a wholly-owned subsidiary of Prudential plc, to reinsure a block of legacy group pay-out annuities. The transaction was structured such that the Company transferred the policy liabilities of $4,292 million and related invested assets of $5,400 million. The Company incurred a pre-tax loss of $914 million net of realized capital gains, including a ceding commission paid of $222 million, and a decrease of $699 million to statutory surplus. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

F-48

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

Affiliated Reinsurance

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHNY:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded, net	$(167)	$(177)	$(183)
Benefits ceded, net	(408)	(424)	(427)

Funds held by or deposited with reinsured companies	-	-	-
Other reinsurance receivable	39	46	41
Other amounts payable on reinsurance	5	4	9

Treaty settlement received (paid)*	208	227	246
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On January 1, 2010, the assets supporting the policyholders who reside in the state of New York (“NY business”) were transferred to JHNY from the Company. The transfer included participating traditional life insurance, variable universal life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts, and variable annuities. The NY business was transferred using assumption reinsurance, modified coinsurance and coinsurance with cut-through provisions.

The NY business related to participating traditional life insurance policies was transferred from JHUSA to JHNY under a coinsurance agreement and was immediately retroceded back to JHUSA using a coinsurance FWH agreement. JHNY retained the invested assets supporting this block of business. As previously noted, the coinsurance FWH agreement was recaptured effective July 1, 2015. The NY business related to variable universal life was reinsured through coinsurance and modified coinsurance. The NY business related to universal life was transferred from the Company to JHNY under coinsurance agreements.

The NY business related to a majority of the fixed deferred annuity business was transferred from the Company to JHNY under an assumption reinsurance agreement. The NY business related to variable annuities and some participating pension contracts where assets were held in separate accounts were reinsured through modified coinsurance. The NY business related to fixed deferred and immediate annuities and participating pension contracts was transferred from the Company to JHNY under a coinsurance agreement.

F-49

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHRECO:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(501)	$(256)	$(517)
Premiums ceded, impact of treaty recaptured	-	3,718	-
Benefits ceded	(573)	(782)	(836)

Other reinsurance receivable	13	2	-
Other amounts payable on reinsurance	-	-	24
Funds withheld from reinsured companies	7,131	7,048	-
Funds withheld from unauthorized reinsurers	-	-	7,236
Treaty settlement received (paid)*	20	(8)	(594)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company also reinsures a portion of the risk related to certain annuity policies. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company. On October 1, 2017, the Company recaptured the payout annuity policies with JHRECO. The recapture resulted in pre-tax income of $708 million and an increase in surplus, net of tax, of $460 million.

The Company reinsures a large portion of the Long-Term Care (“LTC”) risk under a single accounting and capital regime, which helps to manage JHUSA’s overall risk profile and reduce strain on statutory surplus. JHUSA’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, The Office of the Superintendent of Financial Institution (“OSFI”), and reports its results on a consolidated International Financial Reporting Standards (“IFRS”) basis. As such, the agreement has no impact on the parent company financial results.

JHRECO does not retrocede any risks to a third party or affiliates. The risks assumed by JHRECO are solely the responsibility of JHRECO, but they are also retained within the parent company group. Reserve credits taken were $9,038 million and $8,644 million at December 31, 2018 and 2017, respectively. On December 31, 2017, JHRECO changed its domiciliary jurisdiction from Bermuda to the state of Michigan. As a result of the re-domestication of JHRECO, collateral was no longer required as of December 31, 2017. Total amount of funds withheld (including capital) on behalf of the captive reinsurer that back the long-term care liabilities was $7,131 million and $7,048 million at December 31, 2018 and 2017, respectively.

F-50

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The available and required capital in the table below represent JHRECO’s capital position on a NAIC basis at December 31, 2018 and 2017.

	Years ended December 31,
	2018	2017

	(in millions)
Available Capital	$2,085	$1,884
Required Capital	$323	$262
RBC Ratio	646%	718%

JHUSA’s Authorized Control Level (“ACL”) Risk Based capital impact on recapture of the LTC reinsurance agreement at December 31, 2018 and 2017 is as follows:

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2018	$11,404	$1,425	800%
Impact of JHRECO LTC Recapture	470	232	-83%

Capital Gross of JHRECO LTC Cession	$11,874	$1,657	717%

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2017	$10,761	$1,266	850%
Impact of JHRECO LTC Recapture	854	189	-52%

Capital Gross of JHRECO LTC Cession	$11,615	$1,455	798%

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRBL:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(3,763)	$(3,320)	$(3,978)
Benefits ceded	(10,700)	(11,653)	(10,494)

Other reinsurance receivable	185	25	-
Other amounts payable on reinsurance	660	389	605
Funds withheld from unauthorized reinsurers	7	-	227

Treaty settlement received (paid)*	178	480	(142)
*	Treaty settlement consisted primarily of ceded investment income related to non-qualifying hedging strategies and changes in the modified coinsurance and coinsurance reserves.

F-51

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The Company reinsures 87% of certain group annuity contracts in-force with MRBL. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider.

The Company reinsures 90% of a significant block of variable annuity contracts in-force with MRBL. All substantial risks, including all guaranteed benefits (GMDB, Guaranteed Minimum Income Benefit (“GMIB”), and GMWB), related to certain specified policies not already reinsured to third parties, are reinsured under the agreement. The base contracts are reinsured on a modified coinsurance basis, while the guaranteed benefit reinsurance coverage is apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance FWH. The assets supporting the reinsured policies remain invested with the Company. Since the inception of the treaty in 2008, several amendments have been enacted to refine certain aspects of the treaty. The net MRBL reinsurance recoverable includes the impact of ongoing reinsurance cash flows and is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies with changes to ceded reserves and cost of reinsurance recognized as a component of benefits to policyholders on the Statements of Operations.

The Company’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, OSFI, and reports on a consolidated IFRS basis. The Company utilizes a dynamic hedging program to manage risks on an economic basis. The IFRS accounting for these derivatives aligns with MFC’s market-based reserving regime. The US statutory accounting and reserving framework does not provide appropriate alignment of economic risk management strategies (hedging) and associated reserve methodologies. The treaty with MRBL provides a mechanism to allow management of the majority of the variable annuity risk under a single consolidated reserve and capital regime, rather than managing the block simultaneously under two very diverse frameworks.

As a coinsurance / modified coinsurance treaty, MRBL holds $1,989 million and $1,873 million as a coinsurance reserve and JHUSA holds $420 million and $109 million as a modified coinsurance reserve at December 31, 2018 and 2017, respectively. The IFRS reserves that MRBL holds for variable annuities are similar in concept to AG43. The calculations are a real-world stochastic calculation at CTE(70), based on the guaranteed benefits and fees in isolation rather than the whole contract, including the cash flows generated from the dynamic hedging program and including margins for adverse deviation. The real-world stochastic scenarios are subject to Canadian Institute of Actuaries equity and bond fund return calibration criteria. Reserve credits taken were $7 million and $0 million at December 31, 2018 and 2017, respectively, and there is no supporting collateral.

MRBL does not retrocede any risks to a third party. The risks assumed by MRBL are solely the responsibility of MRBL, but they are also retained within MFC. This transaction has no impact on MFC’s financial statements as it reports its risks on a consolidated basis.

On September 30, 2018, the Company entered into a combination coinsurance and modified coinsurance agreement with MRBL to cede 95% of certain single life and survivorship variable universal life products. The transactions included the transfer from JHUSA of $662 million of policy liabilities. The transactions resulted in a pre-tax gain of $500 million, including a ceding commission received of $500 million, and an increase in surplus of $395 million net of tax, which was deferred and will be amortized over a period of approximately 20 years.

F-52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The Company entered into a Stop Loss Reinsurance Agreement with MRBL, effective April 1, 2017, simultaneous with entering into a coinsurance with partial funds withheld agreement with MMRC, as described below.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRL:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(133)	$(255)	$(298)
Benefits ceded	(595)	(545)	(468)

Other reinsurance receivable	-	-	5
Other amounts payable on reinsurance	7	7	-
Funds withheld from unauthorized reinsurers	329	66	-
Treaty settlement received (paid)*	(30)	(28)	(74)

*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company entered into a coinsurance/modified coinsurance agreement with an affiliate, MRL, to reinsure 90% of all risks not already reinsured to third parties on various universal life contracts effective December 15, 2000. Subsequent amendments added further UL and some term contracts. The Company amended the agreement during 2014 to simplify treaty administration and to modify the structure of the treaty to a modified coinsurance FWH structure.

The table and commentary below consist of the impact of the reinsurance agreement with an affiliate, JHLH:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(28)	$(27)	$(28)
Premiums assumed	-	-	241
Benefits ceded	(22)	(19)	(10)
Benefits assumed	19	22	8

Other reinsurance receivable	-	-	1
Other amounts payable on reinsurance	5	7	-
Funds withheld from authorized reinsurers	-	-	3
Treaty settlement received (paid)*	(23)	(28)	7

* Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On December 31, 2016, the Company entered into a coinsurance agreement with an affiliate, JHLH, to reinsure 100% of a block of single premium universal life policies. The transaction included the transfer from JHLH of $282 million of invested assets and $241 million in net policy liabilities. The transaction resulted in a pre-tax gain and ceding commission received of $36 million and an increase in surplus of $52 million, net of tax.

F-53

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreement with an affiliate, MMRC:

	Year ended December 31,
	2018	2017

	(in millions)
Premiums ceded	$(135)	$(373)
Premiums assumed	-	-
Benefits ceded	(17)	(14)
Benefits assumed	-	-

Other reinsurance receivable	-	-
Other amounts payable on reinsurance	22	18
Funds withheld from authorized reinsurers	102	50
Treaty settlement received (paid)*	(68)	(55)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

Effective April 1, 2017, the Company entered into a coinsurance with partial FWH agreement with an affiliate, MMRC, to reinsure 100% of the Company’s in-force single-life term life insurance policies and related riders, for certain policy years. The transaction included the transfer to MMRC of $284 million in net policy liabilities. Also, the Company recognized $33 million of FWH liabilities. The transactions resulted in a pre-tax gain of $251 million, including a ceding commission received of $252 million, and an increase in surplus of $163 million, net of tax, which was deferred and will be amortized over a period of approximately 15 years. Subsequent amendment added additional term contracts.

The reinsurance agreement with MMRC was entered into to address the surplus strain caused by the excess of XXX NAIC reserves over the VM-20 reserve levels. This transaction was within the scope of Actuarial Guideline 48, the NAIC Term Life and Universal Life with Secondary Guarantees (XXX/AXXX) Credit for Reinsurance Model Regulation (“AG 48”). In accordance with the terms of AG 48, the obligations of MMRC under the reinsurance agreement are supported by a FWH account and a credit-linked note. The FWH account is funded with assets meeting the definition of “Primary Security” under AG 48 and in an amount equal to or in excess of the VM-20 reserve. The credit-linked note is in the amount of the excess of the statutory reserves over the then current “Required Level of Primary Security”.

The Company did not commute any material ceded reinsurance in 2018.

F-54

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes

The components of the net deferred tax asset/(liability) are as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital	(3) (Col 1 + 2) Total

	(in millions)
(a) Gross deferred tax assets	$1,674	$67	$1,741
(b) Statutory valuation allowance adjustments	121	-	121

(c) Adjusted gross deferred tax assets (a - b)	1,553	67	1,620
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	1,553	67	1,620
(f) Deferred tax liabilities	1,628	69	1,697

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$(75)	$(2)	$(77)

	December 31, 2017
	(4) Ordinary	(5) Capital	(6) (Col 4 + 5) Total

	(in millions)
(a) Gross deferred tax assets	$2,432	$63	$2,495
(b) Statutory valuation allowance adjustments	121	-	121

(c) Adjusted gross deferred tax assets (a - b)	2,311	63	2,374
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	2,311	63	2,374
(f) Deferred tax liabilities	2,289	72	2,361

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$22	$(9)	$13

	Change
	(7) (Col 1 - 4) Ordinary	(8) (Col 2 - 5) Capital	(9) (Col 7 + 8) Total

	(in millions)
(a) Gross deferred tax assets	$(758)	$4	$(754)
(b) Statutory valuation allowance adjustments	-	-	-

(c) Adjusted gross deferred tax assets (a - b)	(758)	4	(754)
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	(758)	4	(754)
(f) Deferred tax liabilities	(661)	(3)	(664)

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$(97)	$7	$(90)

The Company has recorded a valuation allowance against specific general business tax credit carryforwards of $121 million for the year ended December 31, 2018. These tax credits were generated by the legacy JHFC group and are subject to the separate return limitation rules. These credits will not expire until 2027, however due to restrictions on the utilization, management believes that it is more likely than not that the Company will not realize the benefit. In assessing the need for a valuation allowance, management considered the future reversal of taxable temporary differences, future taxable income exclusive of reversing temporary differences, taxable income in the carry back period, as well as tax planning strategies. Tax

F-55

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

planning strategies were considered to the extent they were both prudent and feasible and if implemented, would result in the realization of deferred tax assets.

The amount of adjusted gross deferred tax assets admitted under each component and the resulting increase in deferred tax assets by character are as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital	(3) (Col 1 + 2) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$65	$65
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	649	-	649
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	649	-	649
2. Adjusted gross deferred tax assets allowed per limitation threshold.	1,328	-	1,328
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	904	2	906

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$1,553	$67	$1,620

F-56

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	December 31, 2017
	(4) Ordinary	(5) Capital	(6) (Col 4 + 5) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$53	$53
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	742	-	742
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	742	-	742
2. Adjusted gross deferred tax assets allowed per limitation threshold.	1,212	-	1,212
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	1,569	10	1,579

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$2,311	$63	$2,374

	Change
	(7) (Col 1 - 4) Ordinary	(8) (Col 2 - 5) Capital	(9) (Col 7 + 8) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$12	$12
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	(93)	-	(93)
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	(93)	-	(93)
2. Adjusted gross deferred tax assets allowed per limitation threshold.	116	-	116
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	(665)	(8)	(673)

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$(758)	$4	$(754)

F-57

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	2018	2017

	(in millions)
(a) Ratio percentage used to determine recovery period and threshold limitation amount	800%	849%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$8,854	$8,082

Impact of tax planning strategies is as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$1,553	$67
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$1,553	$67
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

	December 31, 2017
	(3) Ordinary	(4) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$2,311	$63
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$2,311	$63
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

F-58

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Change
	(5) (Col 1 - 3) Ordinary	(6) (Col 2 - 4) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$(758)	$4
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$(758)	$4
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities for amounts described in ASC 740-10-25-3.

Current income taxes incurred consist of the following major components:

	Years Ended December 31,
	(1) 2018	(2) 2017	(3) (Col 1 - 2) Change

	(in millions)
1. Current income tax
(a) Federal	$(725)	$446	$(1,171)
(b) Foreign	-	-	-

(c) Subtotal	(725)	446	(1,171)
(d) Federal income tax on net capital gains	396	243	153
(e) Utilization of capital loss carryforwards	-	-	-
(f) Other	-	-	-

(g) Federal and foreign income taxes incurred	$(329)	$689	$(1,018)

F-59

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	December 31,
	(1) 2018	(2) 2017	(3) (Col 1 - 2) Change

	(in millions)
2. Deferred tax assets:
(a) Ordinary:
(1) Discounting of unpaid losses	$-	$-	$-
(2) Unearned premium reserve	-	-	-
(3) Policyholder reserves	654	1,489	(835)
(4) Investments	72	88	(16)
(5) Deferred acquisition costs	412	357	55
(6) Policyholder dividends accrual	53	49	4
(7) Fixed assets	-	-	-
(8) Compensation and benefits accrual	34	28	6
(9) Pension accrual	17	16	1
(10) Receivables - nonadmitted	54	48	6
(11) Net operating loss carryforward	35	-	35
(12) Tax credit carry-forward	333	329	4
(13) Other (including items <5% of total ordinary tax assets)	10	28	(18)

(99) Subtotal	$1,674	$2,432	$(758)
(b) Statutory valuation allowance adjustment	121	121	-
(c) Nonadmitted	-	-	-

(d) Admitted ordinary deferred tax assets (2(a)(99) - 2(b) - 2(c))	$1,553	$2,311	$(758)
(e) Capital:
(1) Investments	$67	$63	$4
(2) Net capital loss carryforward	-	-	-
(3) Real estate	-	-	-
(4) Other (including items <5% of total capital tax assets)	-	-	-

(99) Subtotal	$67	$63	$4
(f) Statutory valuation allowance adjustment	-	-	-
(g) Nonadmitted	-	-	-

(h) Admitted capital deferred tax assets (2(e)(99) - 2(f) - 2(g))	$67	$63	$4
(i) Admitted deferred tax assets (2(d)+2(h))	$1,620	$2,374	$(754)

F-60

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

3. Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$1,150	$1,178	$(28)
(2) Fixed assets	18	18	-
(3) Deferred and uncollected premium	9	9	-
(4) Policyholder reserves	324	934	(610)
(5) Other (including items <5% of total ordinary tax liabilities)	127	150	(23)

(99) Subtotal	$1,628	$2,289	$(661)
(b) Capital:
(1) Investments	$69	$72	$(3)
(2) Real estate	-	-	-
(3) Other (including items <5% of total capital tax liabilities)	-	-	-

(99) Subtotal	$69	$72	$(3)

(c) Deferred tax liabilities (3(a)(99) + 3(b)(99))	$1,697	$2,361	$(664)

4. Net deferred tax assets/liabilities (2(i) - 3(c))	$(77)	$13	$(90)

The change in net deferred income taxes is comprised of the following:

	December 31,
	2018	2017	Change

	(in millions)
Total deferred tax assets	$1,620	$2,374	$(754)
Total deferred tax liabilities	1,697	2,361	(664)

Net deferred tax assets (liabilities)	$(77)	$13	$(90)

Tax effect of unrealized gains and losses			137
Tax effect of unrealized foreign exchange gains (losses)			5
Other			(215)

Change in net deferred income taxes			$(17)

F-61

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 to income before income tax (including realized capital gains). The significant items causing this difference are as follows:

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Ordinary provisions computed at statutory rate	$(7)	$962	$294
Net realized capital gains (losses) before IMR at statutory rate	153	253	(173)
Change in nonadmitted assets	-	-	-
Reinsurance	77	22	(47)
Valuation allowance	-	-	71
Tax-exempt income	1	(22)	(16)
Nondeductible expenses	2	1	(1)
Foreign tax expense gross up	5	8	8
Amortization of IMR	(138)	(68)	(78)
Tax recorded in surplus	14	68	(4)
Dividend received deduction	(159)	(184)	(183)
Investment in subsidiaries	(18)	(25)	(25)
Prior year adjustment	(69)	(151)	(54)
Tax credits	(23)	(24)	(26)
Change in tax reserve	33	4	(200)
Pension	-	-	-
Tax rate change	(185)	570	-
Other	2	1	(1)

Total	$(312)	$1,415	$(435)

Federal and foreign income taxes incurred	$(725)	$446	$(121)
Capital gains tax	396	243	496
Change in net deferred income taxes	17	726	(810)

Total statutory income tax expense (benefit)	$(312)	$1,415	$(435)

F-62

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

As of December 31, 2018, the Company had the following carry forwards:

	Origination Year	Expiration Year	Amount

	(in millions)
Affordable housing tax credits	2001	2021	$1
	2002	2022	1
	2003	2023	1
	2004	2024	1
	2005	2025	1
	2006	2026	2
	2007	2027	23
	2008	2028	57
	2009	2029	54
	2010	2030	47
	2011	2031	41
	2012	2032	32
	2013	2033	21
	2014	2034	12
	2015	2035	5
	2016	2036	3
	2017	2037	1
	2018	2038	-

			$303

Net Operating Losses	2008	2023	$-
	2009	2024	-
	2010	2025	-
	2013	2028	-
	2014	2029	-
	2018		35

			$35

Foreign Tax Credits	2006	2016	$-
	2007	2017	-
	2008	2018	-
	2009	2019	-
	2010	2020	-
	2011	2021	-
	2012	2022	-
	2013	2023	-
	2014	2024	-
	2015	2025	-
	2016	2026	-
	2017	2027	-
	2018	2028	23

			$23

F-63

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Origination Year	Expiration Year	Amount

	(in millions)
Other credits	2000	2020	$-
	2001	2021	-
	2002	2022	-
	2003	2023	-
	2004	2024	-
	2005	2025	-
	2006	2026	-
	2007	2027	-
	2008	2028	-
	2009	2029	-
	2010	2030	-
	2011	2031	-
	2012	2032	-
	2013	2033	2
	2014	2034	2
	2015	2035	3
	2016	2036	-

			$7

With the enactment of the Tax Cuts and Jobs Act on December 22, 2017, the net operating loss carryback provision was repealed effective January 1, 2018. The federal income taxes incurred on capital gains available for recoupment in the event of future net capital losses were $0 million, $323 million and $0 million for the years 2018, 2017 and 2016 respectively.

The Company has no deposits under Section 6603 of the Internal Revenue Code.

The Company is included in the consolidated federal income tax return of JHFC with the following entities:

Essex Corporation	John Hancock Insurance Agency Inc.
Farmland Management Services, Inc.	John Hancock Leasing Corp.
Guide Financial, Inc.	John Hancock Life Insurance Company of New York
Hancock Farmland Services, Inc.	John Hancock Life & Health Insurance Company
Hancock Forest Management Inc.	John Hancock Natural Resource Corp.
Hancock Natural Resource Group Inc.	John Hancock Realty Advisors Inc.
JH 575 Rengstorff LLC	John Hancock Realty Mgt. Inc.
JH Hostetler LLC	John Hancock Signature Services Inc.
JH Kearny Mesa 5 LLC	Manulife Holding (USA) LLC
JH Kearny Mesa 7 LLC	Manulife (Michigan) Reassurance Company
JH Kearny Mesa 9 LLC	Manulife Reinsurance (Bermuda) Limited
JH Networking Insurance Agency Inc.	Manulife Reinsurance Limited
JH Ott LLC	Manulife Service Corporation
JH Tulare 8 LLC	MCC Asset Management Inc.
JHFS One Corp.	PT Timber Inc.
John Hancock Assignment Company	Signator Insurance Agency Inc.
John Hancock Financial Corporation	Signator Investors Inc.
John Hancock Financial Network Inc.	The Manufacturers Investment Corporation

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company’s income tax expense (benefit) is computed as if the Company filed separate federal income tax returns with tax benefits provided for operating losses and tax credits when utilized by the consolidated group. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements.

F-64

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

Taxes receivable from (payable to) affiliates are ($47) million and ($156) million at December 31, 2018 and 2017, respectively, and are included in other assets or current federal income taxes payable on the Balance Sheets.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service (“IRS”). Effective for 2010, the Company’s common parent, JHFC, merged into Manulife Holdings (Delaware) LLC (“MHDLLC”) resulting in a new combined group. With respect to the legacy MHDLLC consolidated return group, the IRS audit for tax years through 2009 have been closed. With respect to the legacy JHFC group, the IRS has completed its examinations of tax years 1997 through 2009. On March 30, 2016, the Company and the IRS finalized an agreement for tax years 2002-2009. The agreement applies the U.S. Tax Court’s opinion on the Company’s tax treatment of certain leveraged lease investments pertaining to tax years 1997-2001. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

In August 2017, the Company received and signed an IRS Revenue Agent Report for tax years 2010-2013. Tax years 2014 and forward are open under the statute of limitations.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2018	2017

	(in millions)
Balance at beginning of year	$60	$37
Additions based on tax positions related to the current year	2	14
Payments	-	-
Additions for tax positions of prior years	48	22
Reductions for tax positions of prior years	(2)	(13)

Balance at end of year	$108	$60

Included in the balances as of December 31, 2018 and 2017, are $108 million and $75 million, respectively, of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate. Included in the balances as of December 31, 2018 and 2017, are ($1) million and ($16) million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company’s liability for unrecognized tax benefits is not expected to materially change in the next twelve months.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense in the Statements of Operations. The Company recognized approximately ($3) million, ($10) million, and ($177) million of interest expense / (benefit) for the years ended December 31, 2018, 2017 and 2016, respectively. The Company had approximately $6 million and $6 million accrued for interest as of December 31, 2018 and 2017, respectively. The Company did not recognize any material penalties for the years ended December 31, 2018, 2017 and 2016.

The Company reported a Repatriation Transition Tax liability in the amount of $1 million for 2017. This amount was fully remitted to the IRS with the filing of the 2017 federal income tax return.

As of December 31, 2017, the Company reported an Alternative Minimum Tax (AMT) Credit carryforward of $485 million, all of which was recorded as a current tax recoverable. The Company expects to recover $243 million of this balance with the filing of its 2018 tax return, while the remaining $242 million is expected to be recovered in 2019 through 2021.

With the enactment of the Tax Cuts and Jobs Act (the “Act”) on December 22, 2017, the Company applied existing guidance to the best available information in the recording of its tax provisions reflected in the 2017 financial statements. In 2018, the Company completed its analysis on the income tax effects of the Act and adjusted its provisional amounts accordingly. The Company updated policy level tax reserves and reflected impacts of $108 million in its temporary differences for Actuarial Liabilities in both deferred tax assets and deferred tax liabilities. The transitional deferred tax liability is being amortized into taxable income over 8 years, in the amount of $13 million per year. In addition, with the completion of the 2017 tax return,

F-65

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

the Company recorded all provision to return adjustments of which ($185) million impacted the effective tax rate related to the revaluation of deferred tax assets and liabilities from 35% to 21%.

10. Capital and Surplus

There are no restrictions placed on the Company’s unassigned surplus other than restrictions on dividend payments described below.

Under Michigan State insurance laws, no insurer may pay any shareholder dividends from any source other than statutory earned surplus without the prior approval of the Director. Dividends to the shareholder that may be paid without prior approval of the Director are limited by the laws of the State of Michigan. Such dividends are permissible if, together with other dividends or distributions made within the preceding 12 months, they do not exceed the greater of 10% of the JHUSA surplus as of December 31 of the preceding year, or the net gain from operations excluding realized capital gains and (losses) for the 12 month period ending December 31 of the immediately preceding year. For the years ended December 31, 2018, 2017 and 2016, the Company paid ordinary dividends of $600 million, $807 million and $0 million and extraordinary dividends of $0 million, $93 million, and $0 million to its parent company MIC, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2018 and 2017, based on calculations pursuant to those requirements, the Company’s total adjusted capital exceeds the company action level RBC.

The Company has surplus notes described below in the amount of $585 million outstanding as of December 31, 2018. During 2016, $405 million was repaid. The issuance of the surplus notes was approved by the insurance regulators with the following repayment conditions and restrictions: payment of principal and accrued interest otherwise required or permissible cannot be made unless approved by the Board of Directors, approved in writing by the Director, and the Company has sufficient earned surplus or such other funds as may be approved by the Director available for such payment.

Surplus notes in the amount of $450 million were issued on February 25, 1994, for cash pursuant to Rule 144A under the Securities Act of 1933. 100% of the issued and outstanding surplus notes are represented by a global note registered in the name of a nominee of the Depository Trust Company. The interest rate is fixed at 7.375%, and interest is payable semi-annually. The notes mature on February 15, 2024. Interest expense was $33 million for years ended December 31, 2018, 2017 and 2016. Total interest paid through December 31, 2018 was $813 million.

Pursuant to two subordinated surplus notes dated September 30, 2008, the Company borrowed the respective amount of $295 million and $110 million from an affiliate, John Hancock Insurance Agency, Inc. (“JHIA”). The interest rate is fixed at 7% per annum and is payable semi-annually. The surplus notes which were to have matured on March 31, 2033 were repaid on November 1, 2016. For the year ended December 31, 2016, the combined interest expense on the notes was $31 million.

Pursuant to an amended and restated subordinated surplus note dated September 30, 2008, the Company borrowed $136 million from JHFC. Interest is calculated and reset quarterly at a fluctuating rate equal to 3-month LIBOR plus 125 basis points and is payable semi-annually. The note which was to have matured on December 15, 2016 was extended to December 14, 2021. Interest expense was $5 million, $3 million, and $3 million for the years ended December 31, 2018, 2017 and 2016, respectively. Total interest paid through December 31, 2018 was $24 million.

Under Michigan State liquidation statutes, the claims of the Depository Trust Company and JHFC (“the surplus noteholders”) come before those of the Company’s shareholders. There is no preferential treatment in claims between the surplus noteholders.

F-66

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months’ notice. Under the various agreements, the Company will pay a fee for services received under the agreement which includes legal, actuarial, investment, data processing, accounting, and certain other administrative services. Management fees relating to the agreement were $296 million, $347 million, and $329 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

The Company has Administrative Service Agreements with its subsidiaries and affiliates whereby the Company will be reimbursed for operating expenses incurred by the Company. Services provided under the agreement include legal, personnel, marketing, investment accounting, and certain other administrative services and are billed based on intercompany cost allocations or total average daily net assets. The amounts earned under the agreements were $748 million, $767 million, and $811 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Balance Sheets and Statements of Operations may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Other

During 2018, 2017 and 2016, respectively, the Company received dividends of $28 million, $31 million, and $34 million from John Hancock Investment Management Services LLC, $83 million, $72 million, and $71 million from JHD, $100 million, $0 million, and $0 million from JHNY, $0 million, $0 million, and $0 million from JHLH, $404 million, $231 million, and $214 million from John Hancock Subsidiaries, LLC (“JHS LLC”), and $0 million, $0 million, and $19 million from John Hancock Partnership Holdings I & II, $1 million, $10 million, and $0 million from CLA CRE Opportunity Fund I LP and $27 million, $0 million and $0 million from CIP / MCRT Longview Meadows LLC (“Concord Mews”). These dividends are included in the Company’s net investment income.

During 2018 and 2017, the Company made a capital contribution of $0 million and $0 million to JHS LLC.

The Company did not make a capital contribution to its wholly-owned subsidiary, MMRC in 2018. During 2017, the Company made a capital contribution of $40 million to MMRC, in exchange for one hundred and one shares of the common stock of MMRC.

During 2018 and 2017, the Company received a return of capital of $80 million and $0 million from its 91% ownership of Concord Mews.

The Company did not own any shares of the stock of its parent, MIC, or its ultimate parent, MFC at December 31, 2018 and 2017, respectively.

The Company did not recognize any impairment write-down for its investment in subsidiaries, controlled or affiliated companies for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company is the owner and beneficiary of corporate owned life insurance (“COLI”) policies issued by JHLH. The asset balances equal to the cash surrender value of the internal COLI policies was $572 million and $558 million at December 31, 2018 and 2017, respectively.

The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Second Restated and Amended Liquidity Pool and Loan Facility Agreement effective January 1, 2010. The maximum aggregate amounts that JHUSA can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on U.S. dollar funds will be reset daily to the one-month U.S. Dollar

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

London Inter-Bank Bid Rate (“LIBID”) and interest payable on Canadian dollar funds is based off the one-month Canadian Dollar Offering Rate (“CDOR”) plus a spread.

The following table details the affiliates and their participation in the Company’s Liquidity Pool:

	December 31,
	2018	2017

	(In millions)
The Manufacturers Investment Corporation	$66	$134
John Hancock Financial Corporation	113	114
Manulife Reinsurance Limited	17	56
Manulife Reinsurance (Bermuda) Ltd.	141	111
Manulife (Michigan) Reassurance Company	6	4
John Hancock Life & Health Insurance Company	159	180
John Hancock Reassurance Company, Ltd.	91	179
John Hancock Life Insurance Company New York	293	170
John Hancock Investment Management Services LLC	25	23
John Hancock Subsidiaries LLC	24	31
John Hancock Insurance Agency, Inc.	5	5
Essex Corporation	1	-
JH Signature Services Inc.	9	8
JH Partnership Holdings I, II LP	-	7
John Hancock Realty Advisors	6	2
JH Advisors LLC	47	66
Manulife Asset Management (US) LLC	35	76
Hancock Capital Investment Management LLC	15	11
John Hancock RPS, LLC	41	31
The Berkeley Financial Group, LLC	2	2
Manulife Holdings (USA), LLC	-	-
Signator Insurance Agency, Inc.	11	11
JH Networking Insurance Agency, Inc.	4	5
John Hancock Administrative Services LLC	-	-
John Hancock Financial Network, Inc.	45	1
Hancock Natural Resource Group, Inc.	68	30
Hancock Forest Management, Inc.	5	5
John Hancock Personal Financial Services, LLC	1	2
John Hancock Funding Company LLC	(9)	-

Total	$1,221	$1,264

Effective March 31, 1996, MLI provides a claims paying guarantee to certain U.S. policyholders. The claims guarantee agreement was terminated effective August 13, 2008, but still remains in effect with respect to policies issued by the Company prior to that date.

MFC fully and unconditionally guarantees payments from the guarantee periods of the accumulation phase for certain of the Company’s market value adjusted annuity contracts.

MFC fully and unconditionally guarantees JHLICO’s SignatureNotes. In December 2009, the entity that formerly issued these notes, JHLICO, ceased to exist and its property and obligations became the property and obligations of the Company.

MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

guarantees or obligations of MFC, which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes.

The Company also enters into debt and reinsurance transactions with its affiliates. Refer to the debt and reinsurance notes for further details.

12. Commitments, Guarantees, Contingencies, and Legal Proceedings

Commitments: The Company has extended commitments to purchase long-term bonds of $723 million, purchase other invested assets of $2,118 million, purchase real estate of $87 million, and issue agricultural and commercial mortgages of $152 million at December 31, 2018. If funded, loans related to real estate mortgages would be fully collateralized by related properties. Approximately 42% of these commitments expire in 2019.

There were no leasing arrangements that the Company entered into as lessee which could have a material financial effect.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. In conjunction with the September 25, 2018 sale of the home office property, the total lease commitment for future years related to the office ground lease was reduced by $343 million. During 2012, the Company entered into a parking lease agreement, which expires on December 31, 2050. The terms of the lease agreements provide for adjustments in future periods. The future minimum lease payments, by year and in the aggregate, under these leases and other non-cancelable operating leases along with the associated sub-lease income are as follows:

Non-cancelable Operating Leases
(in millions)
2019	$9
2020	8
2021	5
2022	3
2023	3
Thereafter	16

Total	$44

The Company does not have any sublease income related to its office space.

The Company’s investment in leveraged leases relates to equipment used primarily in the transportation industries; however, this type of leasing transaction is not a significant part of the Company’s business activities in terms of revenue, net income, or assets.

As of December 31, 2018, the Company recorded a restructuring charge of approximately $56 million, net of tax, primarily related to a voluntary early retirement program as well as costs to optimize our real estate footprint in the United States.

Guarantees: In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under statutory accounting principles.

The Company has issued guarantee agreements pursuant to which the Company guarantees the obligations of JHNY and JHLH under the OTC International Swaps and Derivatives Association, Inc. (“ISDA”) cleared and exchange-traded derivative agreements and transactions entered into by JHNY and JHLH with external counterparties. The ISDA guarantees are subject to an overall limit of $1 billion of Potential Future Exposure, using a three-week and 95% confidence parameters, in calculating the counterparty risk exposure.

The Company is party to a financial support agreement with JHLH pursuant to which it has agreed to maintain JHLH’s capital level such that its risk-based capital ratio shall be at or above 225% of the company action level annually. In addition,

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

12. Commitments, Guarantees, Contingencies, and Legal Proceedings - (continued)

under the terms of the financial support agreement, the Company undertakes to provide sufficient liquidity to enable JHLH to make timely payment of its contractual obligations.

Contingencies: The Company is an investor in a number of leasing transactions. On August 5, 2013, the U.S. Tax Court issued an opinion effectively ruling in the government’s favor in the litigation between John Hancock and the IRS involving the tax treatment of John Hancock’s investment in certain leveraged leases. On March 30, 2016, the Company and the IRS finalized an agreement determining the impact of the decision on tax years subsequent to the years that were decided by the Court. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

The Company acts as an intermediary/broker in OTC derivative instruments. In these cases, the Company enters into derivative transactions on behalf of affiliated companies and then enters into offsetting derivative transactions with the affiliate. In the event of default of either party, the Company is still obligated to fulfill its obligations with the other party.

The Company is subject to insurance guaranty fund laws in the states in which it does business. Pursuant to these laws, insurance companies are assessed, and required to make periodic payments, to be used to pay benefits to policyholders and claimants of insolvent or rehabilitated insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position.

Legal Proceedings: The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, an employer, and a taxpayer. In addition, the Michigan Department of Insurance and Financial Services, the Michigan Attorney General, the SEC, the Financial Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. An estimation of the range of potential outcomes in any given matter is often unavailable until such matters have developed and sufficient information emerges to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

A class action against the Company is pending in the U.S. District Court for the Southern District of New York (the “Southern District of NY”) in which claims are made that the Company breached, and continues to breach, the contractual terms of certain universal life policies issued between approximately 1990 and 2006 by including impermissible charges in its cost of insurance (“COI”) calculations and certain other rider charges. The Company believes that its COI calculations have been, and continue to be, in accordance with the terms of the policies. In May 2018, the parties agreed to the financial terms of a settlement in the amount of $91 million. On November 1, 2018, the court granted preliminary approval of the $91 million settlement for Besen and scheduled a fairness hearing for February 19, 2019. Distribution of notice of the settlement to the class commenced on December 26, 2018. A similar class action based on the same policy language in dispute in the case pending in New York had been pending in California. The parties have settled all claims alleged in the California action. On May 8, 2018, the court granted final approval of the settlement, and the settlement amount of $60 million has been paid.

In June 2018, a class action was initiated against the Company in the Southern District of NY on behalf of owners of performance universal life policies issued between 2003 and 2009 whose policies are subject to a COI increase announced in 2018. In October 2018, an almost identical class action was initiated against the Company in the Southern District of New York. It was filed as a related case as the one filed in June and has been assigned to the same judge. Discovery has commenced in these cases and will continue through 2019. It is too early to assess the range of potential outcomes for these two related lawsuits.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

13. Annuity Actuarial Reserves

The Company’s annuity actuarial reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2018
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$522	$337	$1,385	$2,244	2%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	109,160	109,160	83%

Total with adjustment or at fair value	524	337	110,545	111,406	85%
At book value without adjustment (minimal or no charge or adjustment)	4,937	-	-	4,937	4%
Not subject to discretionary withdrawal	14,577	207	147	14,931	11%

Total (gross)	20,038	544	110,692	131,274	100%

Reinsurance ceded	10,830	-	-	10,830

Total (net)	$9,208	$544	$110,692	$120,444

	December 31, 2017
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$448	$400	$1,720	$2,568	2%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	124,432	124,432	84%

Total with adjustment or at fair value	450	400	126,152	127,002	86%
At book value without adjustment (minimal or no charge or adjustment)	5,412	-	-	5,412	4%
Not subject to discretionary withdrawal	14,987	227	171	15,385	10%

Total (gross)	20,849	627	126,323	147,799	100%

Reinsurance ceded	4,526	-	-	4,526

Total (net)	$16,323	$627	$126,323	$143,273

F-71

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts

Separate accounts held by the Company include individual and group variable annuity and variable life products that offer guaranteed and non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The deposits related to variable annuities generally provide a GMDB. For annuity products, this can take the form of either (a) return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary; or (d) a combination benefit of (b) and (c) above. The assets and liabilities of these accounts are carried at fair value. The GMDB reserve is held in the Company’s general account policy reserves.

The Company sold contracts with GMIB riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity which may be elected by the contract holder after a stipulated waiting period (7 to 15 years), and which may be larger than what the contract account balance could purchase at then-current annuity purchase rates.

The Company sold contracts with a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Reinsurance has been utilized to mitigate risk related to some of the GMDB and GMIB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

The assets legally insulated from the general account are attributed to the following products/transactions:

Product/Transaction	Separate Account Legally Insulated Assets		Separate Account Not Legally Insulated Assets

	December 31,
	2018	2017	2018	2017

	(in millions)
Group Annuity Contracts (401K)	$78,443	$87,377	$-	$-
Variable and Fixed Annuities	29,250	35,552	21	23
Life Insurance	12,771	14,081	-	-
Fixed Products - Institutional and stable value fund	1,743	2,140	-	-
Fixed Products - Retail	26	26	351	413
Investments - Funds	1,526	1,555	-	-

Total	$123,759	$140,731	$372	$436

F-72

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

To compensate the general account for the risk taken, the separate account paid risk charges and amounts toward separate account guarantees as follows:

	Risk Charges Paid to General Account	Amounts toward Separate Account Guarantees

	(in millions)
2018	$210	$54
2017	$220	$62
2016	$231	$89
2015	$241	$59
2014	$252	$74

The Company had the following variable annuities with guaranteed benefits:

	December 31,
	2018	2017

	(in millions, except for ages)
Account value	$29,577	$36,044
Amount of reserve held	1,230	821
Net amount at risk - gross	7,778	4,817
Weighted average attained age	69	69

The following assumptions and methodology were used to determine the amounts above at December 31, 2018 and 2017:

•

Actuarial Guideline 43 (“AG 43”) is used in both years to determine the aggregate reserve for products falling under the scope. Assumptions used in the standard scenario are prescribed by the guideline. Assumptions used in the stochastic scenarios are detailed below.

•	The stochastically generated projection scenarios have met the scenario calibration criteria prescribed in AG 43.

•

In 2018 and 2017, annuity mortality is based on the Ruark Variable Annuity Table, which is based on an industry study of variable annuity deaths. The table is further adjusted by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

•

In 2018 and 2017, annuity base lapse rates vary by product, policy year, and rider type, where the lapse rates range from 0.5% to 40% for GMDB, GMIB and GMWB. In 2018 the base lapse rates also varied by utilizer status. These rates are dynamically reduced for guarantees that are in-the-money. Beginning in 2012, rates are also dynamically increased for GMWBs that are out-of-the-money.

•	For variable annuities, the swap curve at December 31 is used for discounting in both years.

•	For variable annuities, mean return, volatility and correlation assumptions are determined by indices, which have met the calibration criteria prescribed in AG 43.

Account balances of variable contracts with guarantees were invested in various separate accounts with the following characteristics:

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

	December 31,
	2018	2017

	(in millions)
Type of Fund
Equity	$24,071	$28,880
Balanced	8,365	10,009
Bonds	5,615	6,381
Money Market	517	519

Total	$38,568	$45,789

Information regarding the separate accounts of the Company is as follows:

	December 31,
	2018			2017

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Premiums, deposits and other considerations	$-	$14,007	$14,007	$-	$14,395	$14,395

Reserves for accounts with assets at:
Fair value	544	123,076	123,620	627	139,896	140,523
Amortized cost	-	-	-	-	-	-

Total	$544	$123,076	$123,620	$627	$139,896	$140,523

F-74

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

	December 31,
	2018			2017

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$337	$1,385	$1,722	$400	$1,720	$2,120
At book value without fair value adjustments and with current surrender charge of 5% or more	-	1,329	1,329	-	1,494	1,494
At fair value	-	118,543	118,543	-	134,740	134,740
At book value without fair value adjustments and with current surrender charge of less than 5%	-	1,671	1,671	-	1,771	1,771

Subtotal	337	122,928	123,265	400	139,725	140,125
Not subject to discretionary withdrawal	207	148	355	227	171	398

Total	$544	$123,076	$123,620	$627	$139,896	$140,523

Amounts transferred to and from separate accounts are as follows:

	December 31,
	2018	2017	2016

	(in millions)
Transfers to separate accounts	$15,071	$17,679	$17,163
Transfers from separate accounts	22,687	26,385	22,744

Net transfers to (from) separate accounts	$(7,616)	$(8,706)	$(5,581)

F-75

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

15. Employee Benefit Plans

Retirement Plans: The Company participates in the John Hancock Pension Plan, a qualified defined benefit plan that covers substantially all of its employees. The Company also participates in the John Hancock Non-Qualified Pension Plan, a nonqualified defined benefit plan for employees whose qualified cash balance benefit is restricted by the Internal Revenue Code. Both plans are sponsored by MIC. The non-qualified defined benefit plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under this plan continue to be subject to the plan’s provisions.

The Company is jointly and severally liable for the funding requirements of the plans and will recognize its allocation, from MIC, of the required contributions to the plans as pension expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate payments into the trust for the qualified plan and payments to participants for the non-qualified plan. The expense for these plans was $26 million, $34 million, and $30 million in 2018, 2017 and 2016, respectively.

The Company participates in the John Hancock Supplemental Retirement Plan, a non-qualified defined contribution plan maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for this plan was not material for the years ended 2018, 2017 and 2016, respectively. The prior non-qualified defined contribution plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company also maintains a separate rabbi trust for the purpose of holding assets to be used to satisfy its obligations with respect to certain other non-qualified retirement plans of $308 million and $328 million at December 31, 2018 and 2017, respectively. In the event of insolvency of the Company, the rabbi trust assets can be used to satisfy claims of general creditors.

During the year, the Company implemented its North American voluntary early retirement program. The program will result in the voluntary separation of 229 employees in the U.S. by the end of 2019. A curtailment loss of $7 million resulting from the program was recorded by MIC in earnings during the 4th quarter of 2018. This loss represents the change in net defined benefit and retiree welfare liabilities due to employees separating sooner and with different post-retirement benefits than had previously been assumed. The Company will recognize its allocation of the curtailment loss in earnings as payments to participants are made.

401 (k) Plans: The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. Both plans are sponsored by JHUSA. Expense is primarily comprised of the amounts the Company contributes to the plans, which fully matches eligible participants’ basic pre-tax or Roth contributions, subject to a 4% per participant maximum. The expense for the defined contribution plans was not material for the years ended 2018, 2017 and 2016, respectively.

Deferred Compensation Plan: The Company maintains the Deferred Compensation Plan for Certain Employees of John Hancock, and the Deferred Compensation Plan of the John Hancock Financial Network, both of which are deferred compensation plans sponsored by MFC. These plans are for a select group of management or highly compensated employees and certain qualified agents. The plans are fully funded and accounts are maintained by a third-party administrator. Under these plans, participants have the flexibility and opportunity to invest their plan balances in mutual funds. The liability for these plans at December 31, 2018 and 2017 was $108 million and $112 million, respectively.

Prior to January 1, 2006, the Company offered the Legacy Deferred Compensation Plan for Certain Employees of John Hancock Life Insurance Company (USA), the legacy plan, which is closed to new participation and is unfunded. These are notional accounts and all liabilities have remained with the Company and are paid out of general account assets when a distribution is taken. The liability for this plan was not material as of December 31, 2018 and 2017 respectively.

Postretirement Benefit Plan: The Company participates in the John Hancock Employee Welfare Plan which is sponsored by MIC. Consistent with the pension plan, the Company is jointly and severally liable for the funding requirements of the plan and will recognize its allocation, from MIC, of the benefits earned by plan participants as postretirement benefits expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate the benefits earned; i.e., service cost, relating to participants employed by the Company. In addition, any difference between

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

15. Employee Benefit Plans - (continued)

actual cash paid for benefits to plan participants and benefits earned is recorded directly to unassigned surplus. The expense and charge to surplus for the John Hancock Employee Welfare Plan were not material for the years ended 2018, 2017 and 2016, respectively.

16. Lines of Credit, Consumer Notes and Affiliated Debt

Lines of Credit: At December 31, 2018, JHUSA and MIC share in a committed line of credit established by MFC totaling $1 billion, which was extended to 2023. MFC will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants, as long as any amount is owed to the lender under the agreement. At December 31, 2018, the Company had no outstanding borrowings under the agreement.

The Company had a committed line of credit agreement established by MLI totaling $1 billion. MLI committed, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants as long as any amount is owed to the lender under the agreement. The committed line of credit expired on March 18, 2018.

At December 31, 2018, the Company, MFC, and other MFC subsidiaries had a committed line of credit through a group of banks totaling $500 million pursuant to a multi-year facility, which will expire in 2021. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, MFC is required to maintain a certain minimum level of net worth, and MFC and the Company are required to comply with certain other covenants, which were met at December 31, 2018. At December 31, 2018, MFC and its subsidiaries, including the Company, had no outstanding borrowings under the agreement.

At December 31, 2018, the Company had a line of credit agreement established with JHS LLC totaling up to $120 million, which will expire February 15, 2022. Under the agreement, the Company may loan funds, when requested, at prevailing interest rates as determined in accordance with the line of credit agreement. At December 31, 2018, the Company had $115 million outstanding borrowings under the agreement with a fair value of $115 million. This loan replaced a senior note receivable for $30 million issued by JHS LLC during 2016, and additional advances of $25 million on February 15, 2017 and $60 million on May 21, 2018. Interest on the loan is calculated at a fluctuating rate equal to the 360 day-year for the actual number of days elapsed and is payable annually. The combined interest income on the loans was $3 million and $1 million for the year ended December 31, 2018 and 2017.

Effective April 17, 2018, the Company entered into a committed line of credit agreement with John Hancock Funding Company LLC, (“JHFLLC”), a wholly-owned subsidiary of JHS LLC, totaling up to $400 million which will expire April 27, 2023. Under the agreement, the Company may loan funds, when requested, at prevailing interest rates as determined in accordance with the line of credit agreement. Interest on the loan is calculated at a fluctuating rate equal to the 360 day-year for the actual number of days elapsed and is payable quarterly. At December 31, 2018, the Company had no outstanding borrowings under the agreement.

Consumer Notes: The Company issued consumer notes through its SignatureNotes Program. SignatureNotes may be redeemed upon the death of the holder, subject to an annual overall program redemption limitation of 1% of the aggregate securities outstanding, or $1 million, or an individual redemption limitation of $200,000 of aggregate principal. SignatureNotes have a variety of issue dates, maturities, interest rates and call provisions. The notes payable balance as of December 31, 2018 and 2017 was $154 million and $197 million, respectively. Interest ranging from 4.9% to 6.0%. The notes are due in varying amounts to 2032.

Aggregate maturities of consumer notes are as follows: 2019-$16 million; 2020-$0 million; 2021-$0 million; 2022-$13 million; 2023-$33 million; and thereafter $92 million.

Interest expense on consumer notes, included in benefits to policyholders, was $10 million, $11 million, and $12 million in 2018, 2017 and 2016, respectively. Interest paid amounted to $8 million, $11 million, and $11 million in 2018, 2017 and 2016, respectively.

F-77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

Affiliated Debt: Pursuant to a demand note receivable dated September 30, 2008, the Company had $295 million outstanding with MIC. The note, which was to have matured on March 31, 2013, was extended to March 31, 2018. This note was reported as a nonadmitted asset at December 31, 2016 since the counterparty is the parent entity of the Company; however, this note continued to accrue interest throughout the duration of the contract as per the terms of the note. Prior to March 31, 2013, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 83 basis points per annum. Following the extension, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 180 basis points per annum. Interest income was $0 million, $7 million, and $7 million for the years ended December 31, 2018, 2017 and 2016, respectively. The demand note receivable was fully repaid on September 30, 2017.

Pursuant to a promissory note dated June 28, 2012, the Company borrowed $153 million from Manulife Finance Switzerland AG (“MFSA”). Interest on the loan was calculated at a fluctuating rate equal to 3-month LIBOR plus 90 basis points per annum and was payable quarterly. In addition, the Company renewed two previously outstanding promissory notes to MFSA with an outstanding balance of $7 million and combined these notes with the new note issued on June 28, 2012, thus bringing the total principal balance due to $160 million. On June 3, 2015, the maturity date was extended for a period of one year to June 28, 2016. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2015. On May 31, 2016, the maturity date was extended for a period of one year to June 28, 2017. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2016. On May 22, 2017, the maturity date was extended for a period of one year to June 28, 2018. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2017. Interest expense was $0 million, $3 million, and $3 million for the years ended December 31, 2018, 2017 and 2016, respectively. The promissory note was fully repaid as of December 31, 2017.

Pursuant to a senior note receivable dated December 9, 2014, the Company had $40 million outstanding with JHS LLC as of December 31, 2016. During 2017, JHS LLC repaid $15 million of the outstanding loan bringing the outstanding principal balance to $25 million with a fair value of $25 million as of December 31, 2017. During 2018, JHS LLC repaid $15 million of the outstanding loan bringing the outstanding principal balance to $10 million with a fair value of $10 million as of December 31, 2018. The note matures on December 9, 2019. Interest on the loan is calculated at a fluctuating rate equal to the 3-month LIBOR rate plus 180 basis points per annum and is payable quarterly. Interest income was $1 million, $1 million, and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

FHLB (Federal Home Loan Bank) Agreements: The Company is a member of the Federal Home Loan Bank of Indianapolis (FHLBI). The Company uses advances from the FHLBI as a part of its liquidity management program, and any funds obtained for this purpose would be accounted for as borrowed money.

F-78

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

The following table indicates the aggregate amount of the FHLBI capital stock held related to the agreement:

	December 31, 2018
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock - Class A	$-	$-	$-
(b) Membership stock - Class B	19	19	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$19	$19	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$430

	December 31, 2017
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock - Class A	$-	$-	$-
(b) Membership stock - Class B	19	19	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$19	$19	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$421

FHLBI membership stock of $0 million and $0 million was classified as not eligible for redemption for the years ended December 31, 2018 and 2017, respectively.

The following table indicates the collateral pledged to the FHLBI at the end of the year:

December 31, 2018
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

December 31, 2017
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

The following table indicates the maximum collateral pledged to the FHLBI during the year:

F-79

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

December 31, 2018
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$-	$-	$-

December 31, 2017
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$803	$755	$400
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$803	$755	$400

The following table represents the aggregate amount of borrowing from FHLBI:

December 31, 2018
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	$-
(b) Funding agreements	-	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

December 31, 2017
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	$-
(b) Funding agreements	-	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

The maximum amount of aggregate borrowings from FHLBI during 2018 was $0 million. The Company is not subject to any prepayment obligations under current borrowing agreements.

17. Closed Block

The Company operates a closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The JHUSA closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999.

F-80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

17. Closed Block - (continued)

Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues.

Assets allocated to the closed block inure solely to the benefit of policyholders included in the closed block and will not revert to the benefit of the shareholders of the Company. In addition, if the assets allocated to the closed block and the revenues from the closed block business prove to be insufficient to pay the benefits guaranteed in the closed block, the Company will be required to make payments from its general funds in an amount equal to the shortfall.

If, over time, the aggregate performance of the assets and policies of a closed block is better than was assumed in funding that closed block, dividends to policyholders for that closed block will be increased. If, over time, the aggregate performance of the assets and policies of a closed block is less favorable than was assumed in funding that closed block, dividends to policyholders for that closed block will be reduced.

No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without prior notification to or approval of the Insurance Department.

The excess of the closed block liabilities over the closed block assets represents the expected future post-tax contribution from the closed block which may be recognized in income over the period the policies and contracts in the closed block remain in force.

The following table sets forth certain summarized financial information relating to the JHUSA closed block.

	JHUSA
	2018	2017

	(in millions)
Assets:
Bonds	$2,222	$2,744
Stocks:
Preferred stocks	-	-
Common stocks	-	-
Mortgage loans on real estate	327	247
Real estate	661	704
Cash, cash equivalents and short-term investments	332	4
Policy loans	1,734	1,694
Other invested assets	407	248

Total cash and invested assets	5,683	5,641
Investment income due and accrued	110	102
Premiums due	4	5
Net deferred tax asset	32	73
Other closed block assets	372	46

Total closed block assets	$6,201	$5,867

Obligations:
Policy reserves	5,407	5,515
Policyholders’ and beneficiaries’ funds	58	60
Dividends payable to policyholders	304	322
Policy benefits in process of payment	61	71
Other policy obligations	6	1
Other closed block obligations	663	500

Total closed block obligations	$6,499	$6,469

F-81

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

18. Subsequent Events

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2018 financial statements through April 3, 2019, the date the financial statements were issued.

The Company has a number of reinsurance agreements with Scottish Re (U.S.), Inc. (“SRUS”). On March 6, 2019, SRUS was declared impaired and placed into rehabilitation by the Delaware Chancery Court with the anticipation that a Plan of Rehabilitation that addresses and removes the causes of SRUS’s impairment be submitted to the Receiver and the Court for approval. In the event a Plan of Rehabilitation is not submitted and approved, the rehabilitation proceedings could convert into liquidation proceedings. As of December 31, 2018, the Company recorded a reserve credit and a reinsurance receivable of approximately $209 million and $33 million, respectively, related to the various agreements with SRUS.

F-82

AUDITED FINANCIAL STATEMENTS

John Hancock Variable Life Separate Account S of John Hancock Life Insurance Company (U.S.A.)

December 31, 2018

John Hancock Variable Life Separate Account S

Audited Financial Statements

December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of

John Hancock Life Insurance Company (U.S.A.) Separate Account S

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account S (the “Separate Account”), as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the two years ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018 and the results of its operations and changes in contract owners’ equity for the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies, or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1993.

Boston, Massachusetts

April 3, 2019

3

Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account S

500 Index Fund Series NAV	M Capital Appreciation
Active Bond Trust Series NAV	M International Equity
Money-Market Trust Series NAV	M Large Cap Growth
American Asset Allocation Trust Series I	M Large Cap Value
American Global Growth Trust Series I	Main Management Insurance Fund Class A
American Growth Trust Series I	Managed Volatility Aggressive Portfolio Series NAV
American Growth-Income Trust Series I	Managed Volatility Balanced Portfolio Series NAV
American International Trust Series I	Managed Volatility Conservative Portfolio Series NAV
Blue Chip Growth Trust Series NAV	Managed Volatility Growth Portfolio Series NAV
Select Bond Trust Series NAV	Managed Volatility Moderate Portfolio Series NAV
Capital Appreciation Trust Series NAV	Mid Cap Index Trust Series NAV
Capital Appreciation Value Trust Series NAV	Mid Cap Stock Trust Series NAV
Core Bond Trust Series NAV	Mid Value Trust Series NAV
Emerging Markets Value Trust Series NAV	PIMCO All Asset
Equity Income Trust Series NAV	Real Estate Securities Trust Series NAV
Financial Industries Trust Series NAV	Science & Technology Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Short Term Government Income Trust Series NAV
Fundamental Large Cap Value Trust Series NAV	Small Cap Stock Trust Series NAV
Global Bond Trust Series NAV	Small Cap Index Trust Series NAV
Global Trust Series NAV	Small Cap Opportunities Trust Series NAV
Health Sciences Trust Series NAV	Small Cap Value Trust Series NAV
High Yield Trust Series NAV	Small Company Value Trust Series NAV
International Equity Index Series NAV	Strategic Income Opportunities Trust Series NAV
International Growth Stock Trust Series NAV	Total Bond Market Series Trust NAV
International Small Company Trust Series NAV	Total Stock Market Index Trust Series NAV
International Value Trust Series NAV	Ultra Short Term Bond Trust Series NAV
Investment Quality Bond Trust Series NAV	Utilities Trust Series NAV
Lifestyle Conservative Portfolio Series NAV
Lifestyle Growth Portfolio Series NAV

4

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	500 Index Fund Series NAV	Active Bond Trust Series NAV	American Asset Allocation Trust Series I	American Global Growth Trust Series I	American Growth Trust Series I	American Growth- Income Trust Series I
Total Assets
Investments at fair value	$623,525,055	$64,541,557	$796,965	$2,187,346	$21,803,002	$10,205,547

Units outstanding	12,286,145	1,678,022	43,182	117,921	708,702	387,530
Unit value	$50.75	$38.46	$18.46	$18.55	$30.76	$26.33

Shares	20,923,660	7,000,169	67,311	159,894	1,317,402	679,012
Cost	$460,345,789	$67,765,503	$899,109	$2,310,744	$25,911,919	$12,257,799

See accompanying notes.

5

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	American International Trust Series I	Blue Chip Growth Trust Series NAV	Capital Appreciation Trust Series NAV	Capital Appreciation Value Trust Series NAV	Core Bond Trust Series NAV	Emerging Markets Value Trust Series NAV
Total Assets
Investments at fair value	$47,370,111	$108,754,470	$74,161,150	$6,729,481	$87,754,733	$34,778,322

Units outstanding	2,325,586	1,611,361	2,061,866	291,357	5,095,851	2,812,671
Unit value	$20.37	$67.49	$35.97	$23.10	$17.22	$12.36

Shares	2,680,821	3,511,607	6,123,960	617,951	6,953,624	3,898,915
Cost	$51,699,553	$107,106,433	$84,934,034	$7,210,929	$92,151,824	$37,860,291

See accompanying notes.

6

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Equity Income Trust Series NAV	Financial Industries Trust Series NAV	Fundamental All Cap Core Trust Series NAV	Fundamental Large Cap Value Trust Series NAV	Global Bond Trust Series NAV	Global Trust Series NAV
Total Assets
Investments at fair value	$106,376,024	$7,454,518	$64,297,229	$23,069,189	$27,748,144	$5,908,138

Units outstanding	2,057,801	367,116	2,451,087	1,094,009	912,244	331,930
Unit value	$51.69	$20.31	$26.23	$21.09	$30.42	$17.80

Shares	7,833,286	627,485	3,257,205	1,317,486	2,255,947	321,969
Cost	$127,850,644	$8,593,209	$59,544,313	$24,516,949	$28,725,254	$6,367,695

See accompanying notes.

7

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Health Sciences Trust Series NAV	High Yield Trust Series NAV	International Equity Index Series NAV	International Growth Stock Trust Series NAV	International Small Company Trust Series NAV	International Value Trust Series NAV
Total Assets
Investments at fair value	$29,971,806	$22,011,604	$82,333,415	$14,133,465	$14,267,205	$37,673,668

Units outstanding	433,835	953,274	2,827,181	1,129,374	868,800	2,397,767
Unit value	$69.09	$23.09	$29.12	$12.51	$16.42	$15.71

Shares	1,290,220	4,614,592	5,335,931	934,135	1,135,924	3,206,270
Cost	$34,985,109	$24,213,781	$86,075,153	$15,285,186	$14,864,989	$39,931,156

See accompanying notes.

8

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Investment Quality Bond Trust Series NAV	Lifestyle Conservative Portfolio Series NAV	Lifestyle Growth Portfolio Series NAV	M Capital Appreciation	M International Equity	M Large Cap Growth
Total Assets
Investments at fair value	$12,987,495	$180,229	$5,213,652	$49,402,102	$58,634,312	$59,743,441

Units outstanding	758,347	18,151	453,047	583,636	1,919,271	967,845
Unit value	$17.13	$9.93	$11.51	$84.65	$30.55	$61.73

Shares	1,219,483	14,236	351,088	2,336,902	5,531,539	2,614,593
Cost	$13,355,109	$190,728	$5,350,912	$62,879,224	$67,363,419	$60,761,401

See accompanying notes.

9

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	M Large Cap Value	Main Management Insurance Fund Class A	Managed Volatility Aggressive Portfolio Series NAV	Managed Volatility Balanced Portfolio Series NAV	Managed Volatility Conservative Portfolio Series NAV	Managed Volatility Growth Portfolio Series NAV
Total Assets
Investments at fair value	$29,234,804	$13,708,332	$4,189,897	$50,543,951	$3,652,849	$26,568,395

Units outstanding	1,116,462	1,219,145	209,113	2,632,225	205,074	1,355,868
Unit value	$26.19	$11.24	$20.04	$19.20	$17.81	$19.60

Shares	2,643,292	1,219,145	419,829	4,488,806	343,636	2,175,954
Cost	$34,356,206	$12,667,489	$4,268,260	$55,418,194	$4,038,473	$28,650,682

See accompanying notes.

10

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Managed Volatility Moderate Portfolio Series NAV	Mid Cap Index Trust Series NAV	Mid Cap Stock Trust Series NAV	Mid Value Trust Series NAV	Money-Market Trust Series NAV	PIMCO All Asset
Total Assets
Investments at fair value	$5,383,305	$64,369,572	$44,722,458	$36,799,103	$90,393,196	$18,282,962

Units outstanding	279,914	1,969,743	631,789	785,481	7,737,245	1,062,436
Unit value	$19.23	$32.68	$70.79	$46.85	$11.68	$17.21

Shares	496,157	3,420,275	2,795,154	3,906,487	90,393,196	1,806,617
Cost	$6,122,764	$72,262,463	$47,563,010	$44,630,753	$90,393,196	$19,122,115

See accompanying notes.

11

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Real Estate Securities Trust Series NAV	Science & Technology Trust Series NAV	Select Bond Trust Series NAV (a)	Short Term Government Income Trust Series NAV	Small Cap Index Trust Series NAV	Small Cap Opportunities Trust Series NAV
Total Assets
Investments at fair value	$36,759,648	$16,331,769	$10,732,725	$38,678,814	$26,006,857	$4,756,975

Units outstanding	464,461	378,281	901,447	3,547,675	1,154,121	225,772
Unit value	$79.14	$43.17	$11.91	$10.90	$22.53	$21.07

Shares	1,975,263	625,738	826,866	3,258,535	1,943,711	213,989
Cost	$34,275,078	$16,836,811	$11,255,045	$39,403,641	$28,906,893	$6,330,727

(a)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

See accompanying notes.

12

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Small Cap Stock Trust Series NAV (b)	Small Cap Value Trust Series NAV	Small Company Value Trust Series NAV	Strategic Income Opportunities Trust Series NAV	Total Bond Market Series Trust NAV	Total Stock Market Index Trust Series NAV
Total Assets
Investments at fair value	$39,878,572	$61,336,757	$8,003,017	$30,606,571	$35,386,211	$31,398,102

Units outstanding	1,141,751	1,182,214	291,578	1,505,021	1,451,289	871,441
Unit value	$34.93	$51.88	$27.45	$20.34	$24.38	$36.03

Shares	4,339,344	3,947,024	482,982	2,450,486	3,607,157	1,553,592
Cost	$42,025,171	$78,655,733	$9,851,587	$32,784,307	$37,019,832	$27,467,972

(b)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

See accompanying notes.

13

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Ultra Short Term Bond Trust Series NAV	Utilities Trust Series NAV
Total Assets
Investments at fair value	$10,302,704	$7,615,069

Units outstanding	997,890	233,807
Unit value	$10.32	$32.57

Shares	905,334	553,421
Cost	$10,533,617	$7,421,824

See accompanying notes.

14

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series NAV		American Asset Allocation Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$9,435,033	$10,807,908	$2,302,705	$2,350,436	$14,078	$9,772
Expenses:
Mortality and expense risk and administrative charges	(422,754)	(378,172)	(70,823)	(71,357)	—	—

Net investment income (loss)	9,012,279	10,429,736	2,231,882	2,279,079	14,078	9,772

Realized gains (losses) on investments:
Capital gain distributions received	10,476,386	7,740,150	—	—	98,676	54,062
Net realized gain (loss)	29,764,087	31,576,845	(1,232,230)	(309,248)	606	2,804

Realized gains (losses)	40,240,473	39,316,995	(1,232,230)	(309,248)	99,282	56,866

Unrealized appreciation (depreciation) during the period	(80,438,567)	70,616,015	(1,468,450)	1,143,881	(153,655)	50,885

Net increase (decrease) in net assets from operations	(31,185,815)	120,362,746	(468,798)	3,113,712	(40,295)	117,523

Changes from principal transactions:
Purchase payments	4,992,649	7,303,097	2,129,105	1,723,584	20,152	16,409
Transfers between sub-accounts and the company	16,362,832	(33,425,935)	(2,334,843)	1,984,037	6,489	22,130
Transfers on general account policy loans	(983,160)	22,969	(731,953)	(230,462)	(2,573)	(13)
Withdrawals	(17,076,841)	(8,937,083)	(675,074)	(1,576,131)	88	78
Annual contract fee	(10,106,379)	(9,515,876)	(2,016,564)	(1,766,792)	(31,368)	(42,045)

Net increase (decrease) in net assets from principal transactions	(6,810,899)	(44,552,828)	(3,629,329)	134,236	(7,212)	(3,441)

Total increase (decrease) in net assets	(37,996,714)	75,809,918	(4,098,127)	3,247,948	(47,507)	114,082
Net assets at beginning of period	661,521,769	585,711,851	68,639,684	65,391,736	844,472	730,390

Net assets at end of period	$623,525,055	$661,521,769	$64,541,557	$68,639,684	$796,965	$844,472

	2018	2017	2018	2017	2018	2017
Units, beginning of period	12,445,753	13,338,856	1,784,793	1,809,327	43,511	43,579
Units issued	1,090,162	508,094	396,595	274,002	2,312	4,526
Units redeemed	(1,249,770)	(1,401,197)	(503,366)	(298,536)	(2,641)	(4,594)

Units, end of period	12,286,145	12,445,753	1,678,022	1,784,793	43,182	43,511

See accompanying notes.

15

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Global Growth Trust Series I		American Growth Trust Series I		American Growth-Income Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$16,973	$5,609	$90,993	$85,647	$159,477	$95,923
Expenses:
Mortality and expense risk and administrative charges	(1,224)	(1,250)	(24,844)	(38,607)	(13,265)	(15,271)

Net investment income (loss)	15,749	4,359	66,149	47,040	146,212	80,652

Realized gains (losses) on investments:
Capital gain distributions received	139,584	184,542	4,185,805	3,488,524	1,227,333	1,442,891
Net realized gain (loss)	28,257	(7,791)	214,051	691,789	(128,574)	187,491

Realized gains (losses)	167,841	176,751	4,399,856	4,180,313	1,098,759	1,630,382

Unrealized appreciation (depreciation) during the period	(411,248)	380,024	(4,589,103)	1,544,465	(1,593,050)	92,142

Net increase (decrease) in net assets from operations	(227,658)	561,134	(123,098)	5,771,818	(348,079)	1,803,176

Changes from principal transactions:
Purchase payments	12,219	14,300	295,858	269,363	125,198	283,829
Transfers between sub-accounts and the company	19,489	190,680	160,381	(2,447,215)	1,368,014	495,476
Transfers on general account policy loans	(926)	(425)	(23,679)	1,705	39,345	(40,552)
Withdrawals	488	(103,751)	(573,939)	(1,789,056)	(259,006)	(1,204,410)
Annual contract fee	(35,666)	(49,359)	(662,509)	(670,095)	(203,184)	(267,274)

Net increase (decrease) in net assets from principal transactions	(4,396)	51,445	(803,888)	(4,635,298)	1,070,367	(732,931)

Total increase (decrease) in net assets	(232,054)	612,579	(926,986)	1,136,520	722,288	1,070,245
Net assets at beginning of period	2,419,400	1,806,821	22,729,988	21,593,468	9,483,259	8,413,014

Net assets at end of period	$2,187,346	$2,419,400	$21,803,002	$22,729,988	$10,205,547	$9,483,259

	2018	2017	2018	2017	2018	2017
Units, beginning of period	118,129	115,643	734,592	897,388	353,191	383,761
Units issued	7,512	18,458	72,579	52,430	355,365	131,233
Units redeemed	(7,720)	(15,972)	(98,469)	(215,226)	(321,026)	(161,803)

Units, end of period	117,921	118,129	708,702	734,592	387,530	353,191

See accompanying notes.

16

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American International Trust Series I		Blue Chip Growth Trust Series NAV		Capital Appreciation Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$1,468,159	$431,028	$70,537	$117,837	$292,879	$66,787
Expenses:
Mortality and expense risk and administrative charges	(10,999)	(12,501)	(183,458)	(167,154)	(65,955)	(61,325)

Net investment income (loss)	1,457,160	418,527	(112,921)	(49,317)	226,924	5,462

Realized gains (losses) on investments:
Capital gain distributions received	2,011,983	2,063,785	16,466,013	6,978,668	14,348,117	5,340,479
Net realized gain (loss)	(698,834)	1,716,762	5,927,647	6,939,046	3,000,903	3,218,724

Realized gains (losses)	1,313,149	3,780,547	22,393,660	13,917,714	17,349,020	8,559,203

Unrealized appreciation (depreciation) during the period	(10,234,785)	5,863,628	(19,759,613)	18,277,462	(18,470,677)	9,442,335

Net increase (decrease) in net assets from operations	(7,464,476)	10,062,702	2,521,126	32,145,859	(894,733)	18,007,000

Changes from principal transactions:
Purchase payments	399,071	1,542,050	2,137,523	2,289,946	925,648	1,877,395
Transfers between sub-accounts and the company	4,178,398	9,587,944	(1,228,309)	(8,640,007)	5,705,485	7,311,463
Transfers on general account policy loans	(42,921)	(22,313)	(183,794)	(58,553)	(335,190)	(14,664)
Withdrawals	(542,730)	(917,908)	(2,408,795)	(3,365,327)	(1,533,946)	(1,685,965)
Annual contract fee	(614,974)	(482,156)	(4,573,873)	(4,003,910)	(2,120,789)	(1,652,516)

Net increase (decrease) in net assets from principal transactions	3,376,844	9,707,617	(6,257,248)	(13,777,851)	2,641,208	5,835,713

Total increase (decrease) in net assets	(4,087,632)	19,770,319	(3,736,122)	18,368,008	1,746,475	23,842,713
Net assets at beginning of period	51,457,743	31,687,424	112,490,592	94,122,584	72,414,675	48,571,962

Net assets at end of period	$47,370,111	$51,457,743	$108,754,470	$112,490,592	$74,161,150	$72,414,675

	2018	2017	2018	2017	2018	2017
Units, beginning of period	2,186,667	1,775,252	1,698,709	1,933,800	1,999,789	1,834,468
Units issued	2,114,023	1,654,951	234,510	143,205	561,913	1,007,993
Units redeemed	(1,975,104)	(1,243,536)	(321,858)	(378,296)	(499,836)	(842,672)

Units, end of period	2,325,586	2,186,667	1,611,361	1,698,709	2,061,866	1,999,789

See accompanying notes.

17

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Value Trust Series NAV		Core Bond Trust Series NAV		Emerging Markets Value Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$169,686	$105,743	$2,234,642	$2,121,713	$1,213,665	$831,694
Expenses:
Mortality and expense risk and administrative charges	—	—	(9,807)	(10,228)	(16,265)	(9,999)

Net investment income (loss)	169,686	105,743	2,224,835	2,111,485	1,197,400	821,695

Realized gains (losses) on investments:
Capital gain distributions received	562,427	365,367	—	1,236,460	—	—
Net realized gain (loss)	(26,517)	93,873	(1,091,400)	(179,654)	2,496,613	417,631

Realized gains (losses)	535,910	459,240	(1,091,400)	1,056,806	2,496,613	417,631

Unrealized appreciation (depreciation) during the period	(684,475)	669,298	(1,816,873)	31,492	(10,583,783)	9,564,536

Net increase (decrease) in net assets from operations	21,121	1,234,281	(683,438)	3,199,783	(6,889,770)	10,803,862

Changes from principal transactions:
Purchase payments	56,321	822,495	1,792,493	1,244,581	561,052	365,779
Transfers between sub-accounts and the company	(776,290)	(3,155,352)	(1,868,086)	3,416,722	(17,735,956)	18,799,701
Transfers on general account policy loans	(45,516)	206,705	(172,868)	211,313	21,480	168,152
Withdrawals	(84,173)	(878,977)	(7,215,947)	(2,041,066)	(820,556)	(462,290)
Annual contract fee	(138,048)	(190,855)	(1,828,379)	(1,832,930)	(969,286)	(663,844)

Net increase (decrease) in net assets from principal transactions	(987,706)	(3,195,984)	(9,292,787)	998,620	(18,943,266)	18,207,498

Total increase (decrease) in net assets	(966,585)	(1,961,703)	(9,976,225)	4,198,403	(25,833,036)	29,011,360
Net assets at beginning of period	7,696,066	9,657,769	97,730,958	93,532,555	60,611,358	31,599,998

Net assets at end of period	$6,729,481	$7,696,066	$87,754,733	$97,730,958	$34,778,322	$60,611,358

	2018	2017	2018	2017	2018	2017
Units, beginning of period	334,697	483,575	5,643,377	5,588,576	4,232,934	2,925,251
Units issued	69,735	281,582	632,139	540,262	1,101,545	2,063,888
Units redeemed	(113,075)	(430,460)	(1,179,665)	(485,461)	(2,521,808)	(756,205)

Units, end of period	291,357	334,697	5,095,851	5,643,377	2,812,671	4,232,934

See accompanying notes.

18

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Equity Income Trust Series NAV		Financial Industries Trust Series NAV		Fundamental All Cap Core Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$2,322,697	$2,753,936	$104,539	$116,109	$369,027	$562,755
Expenses:
Mortality and expense risk and administrative charges	(136,046)	(141,654)	(1,276)	(1,760)	(186,343)	(179,238)

Net investment income (loss)	2,186,651	2,612,282	103,263	114,349	182,684	383,517

Realized gains (losses) on investments:
Capital gain distributions received	14,772,980	8,841,485	563,566	—	10,055,346	1,686,722
Net realized gain (loss)	1,661,923	3,035,136	192,299	85,656	4,392,002	3,350,190

Realized gains (losses)	16,434,903	11,876,621	755,865	85,656	14,447,348	5,036,912

Unrealized appreciation (depreciation) during the period	(29,857,745)	3,831,721	(2,067,173)	790,547	(24,578,427)	11,700,445

Net increase (decrease) in net assets from operations	(11,236,191)	18,320,624	(1,208,045)	990,552	(9,948,395)	17,120,874

Changes from principal transactions:
Purchase payments	1,623,453	1,828,916	11,829	31,020	1,760,326	1,767,467
Transfers between sub-accounts and the company	(3,125,253)	(9,319,289)	(1,207,725)	7,305,537	(227,140)	990,648
Transfers on general account policy loans	(340,079)	92,488	(23,569)	(6,869)	(217,709)	(442)
Withdrawals	(1,682,020)	(3,947,516)	(17,504)	(73,695)	(1,761,219)	(2,259,511)
Annual contract fee	(4,011,263)	(3,833,550)	(104,312)	(74,384)	(3,416,335)	(3,457,237)

Net increase (decrease) in net assets from principal transactions	(7,535,162)	(15,178,951)	(1,341,281)	7,181,609	(3,862,077)	(2,959,075)

Total increase (decrease) in net assets	(18,771,353)	3,141,673	(2,549,326)	8,172,161	(13,810,472)	14,161,799
Net assets at beginning of period	125,147,377	122,005,704	10,003,844	1,831,683	78,107,701	63,945,902

Net assets at end of period	$106,376,024	$125,147,377	$7,454,518	$10,003,844	$64,297,229	$78,107,701

	2018	2017	2018	2017	2018	2017
Units, beginning of period	2,189,022	2,478,640	421,772	70,955	2,582,972	2,699,429
Units issued	153,895	153,645	5,697	406,852	178,593	179,520
Units redeemed	(285,116)	(443,263)	(60,353)	(56,035)	(310,478)	(295,977)

Units, end of period	2,057,801	2,189,022	367,116	421,772	2,451,087	2,582,972

See accompanying notes.

19

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental Large Cap Value Trust Series NAV		Global Bond Trust Series NAV		Global Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$317,552	$475,691	$762,732	$547,912	$140,376	$169,092
Expenses:
Mortality and expense risk and administrative charges	(13,182)	(14,458)	(23,416)	(23,822)	(6,282)	(7,378)

Net investment income (loss)	304,370	461,233	739,316	524,090	134,094	161,714

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	1,706,303	1,527,525	(83,004)	(16,716)	27,880	190,398

Realized gains (losses)	1,706,303	1,527,525	(83,004)	(16,716)	27,880	190,398

Unrealized appreciation (depreciation) during the period	(6,752,486)	2,611,315	(1,214,227)	1,401,102	(1,208,894)	1,062,152

Net increase (decrease) in net assets from operations	(4,741,813)	4,600,073	(557,915)	1,908,476	(1,046,920)	1,414,264

Changes from principal transactions:
Purchase payments	541,095	1,958,055	513,921	479,089	209,668	326,234
Transfers between sub-accounts and the company	(746,782)	(3,742,981)	4,958,234	(962,774)	(1,029,302)	(343,999)
Transfers on general account policy loans	21,274	(13,811)	74,870	(7,607)	(18,937)	(708)
Withdrawals	(568,244)	(804,109)	(521,424)	(467,139)	(209,884)	(567,388)
Annual contract fee	(576,567)	(578,898)	(801,952)	(615,142)	(388,599)	(359,592)

Net increase (decrease) in net assets from principal transactions	(1,329,224)	(3,181,744)	4,223,649	(1,573,573)	(1,437,054)	(945,453)

Total increase (decrease) in net assets	(6,071,037)	1,418,329	3,665,734	334,903	(2,483,974)	468,811
Net assets at beginning of period	29,140,226	27,721,897	24,082,410	23,747,507	8,392,112	7,923,301

Net assets at end of period	$23,069,189	$29,140,226	$27,748,144	$24,082,410	$5,908,138	$8,392,112

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,146,094	1,282,423	777,267	829,667	403,751	453,033
Units issued	255,339	218,321	466,957	143,335	430,846	150,227
Units redeemed	(307,424)	(354,650)	(331,980)	(195,735)	(502,667)	(199,509)

Units, end of period	1,094,009	1,146,094	912,244	777,267	331,930	403,751

See accompanying notes.

20

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series NAV		High Yield Trust Series NAV		International Equity Index Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$—	$—	$1,531,241	$2,147,854	$2,234,070	$2,016,936
Expenses:
Mortality and expense risk and administrative charges	(13,494)	(16,115)	(13,217)	(14,226)	(73,718)	(75,044)

Net investment income (loss)	(13,494)	(16,115)	1,518,024	2,133,628	2,160,352	1,941,892

Realized gains (losses) on investments:
Capital gain distributions received	3,379,091	3,007,212	—	—	31,980	—
Net realized gain (loss)	(647,428)	(805,192)	(109,204)	(26,058)	1,461,487	768,978

Realized gains (losses)	2,731,663	2,202,020	(109,204)	(26,058)	1,493,467	768,978

Unrealized appreciation (depreciation) during the period	(2,430,792)	5,749,900	(2,098,793)	565,440	(17,449,316)	17,516,175

Net increase (decrease) in net assets from operations	287,377	7,935,805	(689,973)	2,673,010	(13,795,497)	20,227,045

Changes from principal transactions:
Purchase payments	1,004,043	958,252	319,698	2,073,766	1,153,066	3,217,959
Transfers between sub-accounts and the company	(1,249,293)	(8,294,977)	(3,153,139)	(14,205,554)	(458,586)	3,773,617
Transfers on general account policy loans	(385,087)	(323,701)	(120,954)	(1,056)	(384,235)	(54,275)
Withdrawals	(779,259)	(1,638,662)	(351,955)	(564,031)	(2,235,574)	(1,994,634)
Annual contract fee	(832,277)	(794,211)	(621,051)	(654,546)	(1,781,493)	(1,611,468)

Net increase (decrease) in net assets from principal transactions	(2,241,873)	(10,093,299)	(3,927,401)	(13,351,421)	(3,706,822)	3,331,199

Total increase (decrease) in net assets	(1,954,496)	(2,157,494)	(4,617,374)	(10,678,411)	(17,502,319)	23,558,244
Net assets at beginning of period	31,926,302	34,083,796	26,628,978	37,307,389	99,835,734	76,277,490

Net assets at end of period	$29,971,806	$31,926,302	$22,011,604	$26,628,978	$82,333,415	$99,835,734

	2018	2017	2018	2017	2018	2017
Units, beginning of period	465,796	635,346	1,117,064	1,680,604	2,949,529	2,879,380
Units issued	60,397	41,020	510,333	331,542	504,760	462,719
Units redeemed	(92,358)	(210,570)	(674,123)	(895,082)	(627,108)	(392,570)

Units, end of period	433,835	465,796	953,274	1,117,064	2,827,181	2,949,529

See accompanying notes.

21

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Growth Stock Trust Series NAV		International Small Company Trust Series NAV		International Value Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$272,364	$227,711	$204,178	$235,230	$1,158,798	$949,686
Expenses:
Mortality and expense risk and administrative charges	(3,019)	(3,825)	(4,114)	(4,068)	(44,515)	(49,440)

Net investment income (loss)	269,345	223,886	200,064	231,162	1,114,283	900,246

Realized gains (losses) on investments:
Capital gain distributions received	482,894	—	—	—	—	—
Net realized gain (loss)	183,086	560,572	284,322	500,667	781,108	881,021

Realized gains (losses)	665,980	560,572	284,322	500,667	781,108	881,021

Unrealized appreciation (depreciation) during the period	(3,261,132)	2,412,909	(4,042,958)	3,067,360	(8,601,063)	5,683,980

Net increase (decrease) in net assets from operations	(2,325,807)	3,197,367	(3,558,572)	3,799,189	(6,705,672)	7,465,247

Changes from principal transactions:
Purchase payments	149,237	644,011	271,507	340,316	620,191	1,821,688
Transfers between sub-accounts and the company	409,409	(2,014,281)	827,215	1,825,604	808,298	(900,132)
Transfers on general account policy loans	60,912	49,928	(64,282)	(42,305)	(315,434)	(102,701)
Withdrawals	(692,911)	(314,191)	(298,566)	(339,073)	(4,078,849)	(1,302,735)
Annual contract fee	(202,655)	(245,810)	(268,297)	(264,015)	(1,315,781)	(1,424,435)

Net increase (decrease) in net assets from principal transactions	(276,008)	(1,880,343)	467,577	1,520,527	(4,281,575)	(1,908,315)

Total increase (decrease) in net assets	(2,601,815)	1,317,024	(3,090,995)	5,319,716	(10,987,247)	5,556,932
Net assets at beginning of period	16,735,280	15,418,256	17,358,200	12,038,484	48,660,915	43,103,983

Net assets at end of period	$14,133,465	$16,735,280	$14,267,205	$17,358,200	$37,673,668	$48,660,915

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,144,536	1,285,434	844,927	759,658	2,632,057	2,733,342
Units issued	910,103	298,219	539,842	300,983	2,349,672	1,190,218
Units redeemed	(925,265)	(439,117)	(515,969)	(215,714)	(2,583,962)	(1,291,503)

Units, end of period	1,129,374	1,144,536	868,800	844,927	2,397,767	2,632,057

See accompanying notes.

22

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Investment Quality Bond Trust Series NAV		Lifestyle Conservative Portfolio Series NAV		Lifestyle Growth Portfolio Series NAV
	2018	2017	2018 (d)	2017	2018	2017
Income:
Dividend distributions received	$333,427	$331,980	$4,694	$—	$124,689	$89,709
Expenses:
Mortality and expense risk and administrative charges	(4,197)	(5,894)	(409)	—	(1,378)	(400)

Net investment income (loss)	329,230	326,086	4,285	—	123,311	89,309

Realized gains (losses) on investments:
Capital gain distributions received	92,400	50,995	1,735	—	70,492	33,723
Net realized gain (loss)	(499,446)	(809,981)	(32)	—	6,069	2,746

Realized gains (losses)	(407,046)	(758,986)	1,703	—	76,561	36,469

Unrealized appreciation (depreciation) during the period	(19,390)	1,274,403	(10,500)	—	(558,847)	420,905

Net increase (decrease) in net assets from operations	(97,206)	841,503	(4,512)	—	(358,975)	546,683

Changes from principal transactions:
Purchase payments	27,923	1,379,223	—	—	4,238	69
Transfers between sub-accounts and the company	(844,966)	(24,116,673)	184,701	—	767,961	1,121,355
Transfers on general account policy loans	(108,681)	(11,047)	—	—	—	—
Withdrawals	(545,183)	(766,257)	945	—	(8,521)	(174)
Annual contract fee	(228,482)	(364,162)	(905)	—	(41,770)	(23,879)

Net increase (decrease) in net assets from principal transactions	(1,699,389)	(23,878,916)	184,741	—	721,908	1,097,371

Total increase (decrease) in net assets	(1,796,595)	(23,037,413)	180,229	—	362,933	1,644,054
Net assets at beginning of period	14,784,090	37,821,503	—	—	4,850,719	3,206,665

Net assets at end of period	$12,987,495	$14,784,090	$180,229	$—	$5,213,652	$4,850,719

	2018	2017	2018	2017	2018	2017
Units, beginning of period	857,792	2,292,990	—	—	401,248	314,099
Units issued	1,603,466	545,549	18,242	—	71,837	91,574
Units redeemed	(1,702,911)	(1,980,747)	(91)	—	(20,038)	(4,425)

Units, end of period	758,347	857,792	18,151	—	453,047	401,248

(d)	Sub-account available in prior year but no activity.

See accompanying notes.

23

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Capital Appreciation		M International Equity		M Large Cap Growth
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$174,595	$—	$997,269	$1,240,406	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(2,865)	(2,672)	(2,495)	(2,563)	(5,600)	(4,774)

Net investment income (loss)	171,730	(2,672)	994,774	1,237,843	(5,600)	(4,774)

Realized gains (losses) on investments:
Capital gain distributions received	11,084,978	7,292,810	—	3	7,605,332	1,963,831
Net realized gain (loss)	3,592,672	1,800,652	2,070,890	531,398	5,089,995	2,465,540

Realized gains (losses)	14,677,650	9,093,462	2,070,890	531,401	12,695,327	4,429,371

Unrealized appreciation (depreciation) during the period	(22,400,454)	2,409,685	(18,589,780)	12,453,112	(14,972,088)	16,763,466

Net increase (decrease) in net assets from operations	(7,551,074)	11,500,475	(15,524,116)	14,222,356	(2,282,361)	21,188,063

Changes from principal transactions:
Purchase payments	1,230,506	1,370,064	1,321,301	1,529,367	1,230,297	1,153,223
Transfers between sub-accounts and the company	(7,766,668)	(3,657,992)	(4,061,278)	8,192,296	(8,300,425)	(3,495,599)
Transfers on general account policy loans	(536,124)	(302,768)	(408,603)	34,575	(668,674)	(227,555)
Withdrawals	(4,574,546)	(1,569,059)	(1,838,066)	(1,632,700)	(2,245,608)	(1,283,749)
Annual contract fee	(1,089,362)	(1,245,371)	(1,094,244)	(1,238,454)	(1,132,111)	(1,119,843)

Net increase (decrease) in net assets from principal transactions	(12,736,194)	(5,405,126)	(6,080,890)	6,885,084	(11,116,521)	(4,973,523)

Total increase (decrease) in net assets	(20,287,268)	6,095,349	(21,605,006)	21,107,440	(13,398,882)	16,214,540
Net assets at beginning of period	69,689,370	63,594,021	80,239,318	59,131,878	73,142,323	56,927,783

Net assets at end of period	$49,402,102	$69,689,370	$58,634,312	$80,239,318	$59,743,441	$73,142,323

	2018	2017	2018	2017	2018	2017
Units, beginning of period	698,861	759,919	2,084,451	1,909,211	1,116,166	1,211,424
Units issued	41,782	39,909	302,352	405,859	113,289	90,010
Units redeemed	(157,007)	(100,967)	(467,532)	(230,619)	(261,610)	(185,268)

Units, end of period	583,636	698,861	1,919,271	2,084,451	967,845	1,116,166

See accompanying notes.

24

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Large Cap Value		Main Management Insurance Fund Class A		Managed Volatility Aggressive Portfolio Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$480,750	$464,253	$—	$—	$97,519	$76,056
Expenses:
Mortality and expense risk and administrative charges	(1,862)	(1,678)	—	—	(2,446)	(4,197)

Net investment income (loss)	478,888	462,575	—	—	95,073	71,859

Realized gains (losses) on investments:
Capital gain distributions received	2,372,083	1,548,905	—	—	294,653	1
Net realized gain (loss)	835,823	1,053,290	295,416	—	60,109	223,700

Realized gains (losses)	3,207,906	2,602,195	295,416	—	354,762	223,701

Unrealized appreciation (depreciation) during the period	(7,439,719)	1,397,850	(1,285,063)	1,452,490	(816,262)	645,793

Net increase (decrease) in net assets from operations	(3,752,925)	4,462,620	(989,647)	1,452,490	(366,427)	941,353

Changes from principal transactions:
Purchase payments	1,007,533	898,776	—	—	193,906	213,984
Transfers between sub-accounts and the company	255,741	(253,866)	(1,455,326)	322	(12,708)	(642,433)
Transfers on general account policy loans	(164,038)	(204,603)	—	—	(2,038)	(1,954)
Withdrawals	(736,185)	(583,238)	(474,785)	(322)	(35,947)	(192,832)
Annual contract fee	(622,040)	(611,448)	—	—	(112,199)	(134,430)

Net increase (decrease) in net assets from principal transactions	(258,989)	(754,379)	(1,930,111)	—	31,014	(757,665)

Total increase (decrease) in net assets	(4,011,914)	3,708,241	(2,919,758)	1,452,490	(335,413)	183,688
Net assets at beginning of period	33,246,718	29,538,477	16,628,090	15,174,600	4,525,310	4,341,622

Net assets at end of period	$29,234,804	$33,246,718	$13,708,332	$16,628,090	$4,189,897	$4,525,310

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,116,341	1,140,307	1,376,899	1,376,899	206,979	244,965
Units issued	166,114	153,204	432	—	14,485	11,615
Units redeemed	(165,993)	(177,170)	(158,186)	—	(12,351)	(49,601)

Units, end of period	1,116,462	1,116,341	1,219,145	1,376,899	209,113	206,979

See accompanying notes.

25

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Balanced Portfolio Series NAV		Managed Volatility Conservative Portfolio Series NAV		Managed Volatility Growth Portfolio Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$1,280,093	$1,282,309	$100,566	$95,363	$638,719	$607,803
Expenses:
Mortality and expense risk and administrative charges	(82,675)	(90,600)	(1,809)	(2,217)	(13,426)	(13,551)

Net investment income (loss)	1,197,418	1,191,709	98,757	93,146	625,293	594,252

Realized gains (losses) on investments:
Capital gain distributions received	3,704,294	2,151,429	102,331	68,040	2,403,030	1,065,221
Net realized gain (loss)	1,112,072	1,201,695	(57,244)	(158,459)	872,224	901,040

Realized gains (losses)	4,816,366	3,353,124	45,087	(90,419)	3,275,254	1,966,261

Unrealized appreciation (depreciation) during the period	(8,683,551)	2,954,288	(223,534)	346,944	(5,735,125)	2,387,905

Net increase (decrease) in net assets from operations	(2,669,767)	7,499,121	(79,690)	349,671	(1,834,578)	4,948,418

Changes from principal transactions:
Purchase payments	1,392,687	1,783,388	122,547	123,033	646,661	741,728
Transfers between sub-accounts and the company	(2,129,006)	(1,251,606)	284,594	(916,291)	(1,953,225)	(227,185)
Transfers on general account policy loans	(431,046)	(161,233)	(82,107)	(911)	(27,874)	150,057
Withdrawals	(2,260,247)	(2,119,560)	(144,982)	(1,621,629)	(725,988)	(946,433)
Annual contract fee	(2,345,903)	(2,548,065)	(221,462)	(231,249)	(739,553)	(871,541)

Net increase (decrease) in net assets from principal transactions	(5,773,515)	(4,297,076)	(41,410)	(2,647,047)	(2,799,979)	(1,153,374)

Total increase (decrease) in net assets	(8,443,282)	3,202,045	(121,100)	(2,297,376)	(4,634,557)	3,795,044
Net assets at beginning of period	58,987,233	55,785,188	3,773,949	6,071,325	31,202,952	27,407,908

Net assets at end of period	$50,543,951	$58,987,233	$3,652,849	$3,773,949	$26,568,395	$31,202,952

	2018	2017	2018	2017	2018	2017
Units, beginning of period	2,925,501	3,156,969	205,151	355,158	1,486,929	1,550,250
Units issued	142,698	169,414	47,111	42,185	40,216	119,375
Units redeemed	(435,974)	(400,882)	(47,188)	(192,192)	(171,277)	(182,696)

Units, end of period	2,632,225	2,925,501	205,074	205,151	1,355,868	1,486,929

See accompanying notes.

26

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Moderate Portfolio Series NAV		Mid Cap Index Trust Series NAV		Mid Cap Stock Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$142,990	$142,015	$859,214	$346,230	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(3,545)	(4,289)	(54,632)	(44,692)	(53,590)	(49,545)

Net investment income (loss)	139,445	137,726	804,582	301,538	(53,590)	(49,545)

Realized gains (losses) on investments:
Capital gain distributions received	353,379	198,929	5,125,500	3,681,322	5,446,342	905,247
Net realized gain (loss)	(57,209)	(28,318)	159,439	1,609,796	2,480,727	367,895

Realized gains (losses)	296,170	170,611	5,284,939	5,291,118	7,927,069	1,273,142

Unrealized appreciation (depreciation) during the period	(659,120)	376,291	(14,141,222)	3,826,691	(8,636,265)	8,468,273

Net increase (decrease) in net assets from operations	(223,505)	684,628	(8,051,701)	9,419,347	(762,786)	9,691,870

Changes from principal transactions:
Purchase payments	206,417	285,096	785,203	2,611,025	675,370	612,635
Transfers between sub-accounts and the company	(523,909)	173,656	(651,511)	10,338,280	2,079,716	4,420,837
Transfers on general account policy loans	(40,274)	(9,666)	(99,072)	26,743	189,656	(1,970)
Withdrawals	(1,577)	(220,460)	(766,153)	(1,865,301)	(1,305,528)	(1,226,109)
Annual contract fee	(195,254)	(321,349)	(1,129,719)	(1,045,526)	(1,476,592)	(1,191,825)

Net increase (decrease) in net assets from principal transactions	(554,597)	(92,723)	(1,861,252)	10,065,221	162,622	2,613,568

Total increase (decrease) in net assets	(778,102)	591,905	(9,912,953)	19,484,568	(600,164)	12,305,438
Net assets at beginning of period	6,161,407	5,569,502	74,282,525	54,797,957	45,322,622	33,017,184

Net assets at end of period	$5,383,305	$6,161,407	$64,369,572	$74,282,525	$44,722,458	$45,322,622

	2018	2017	2018	2017	2018	2017
Units, beginning of period	307,900	311,852	2,011,026	1,717,602	626,098	552,318
Units issued	40,037	30,089	1,058,186	1,137,074	141,343	191,893
Units redeemed	(68,023)	(34,041)	(1,099,469)	(843,650)	(135,652)	(118,113)

Units, end of period	279,914	307,900	1,969,743	2,011,026	631,789	626,098

See accompanying notes.

27

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Value Trust Series NAV		Money-Market Trust Series NAV		PIMCO All Asset
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$365,591	$455,084	$1,184,404	$540,005	$571,536	$816,052
Expenses:
Mortality and expense risk and administrative charges	(23,349)	(24,899)	(37,421)	(58,546)	(5,236)	(5,851)

Net investment income (loss)	342,242	430,185	1,146,983	481,459	566,300	810,201

Realized gains (losses) on investments:
Capital gain distributions received	3,498,071	4,075,455	2	990	—	—
Net realized gain (loss)	14,166	(336,594)	—	—	(109,475)	(36,238)

Realized gains (losses)	3,512,237	3,738,861	2	990	(109,475)	(36,238)

Unrealized appreciation (depreciation) during the period	(8,267,181)	646,957	(3)	—	(1,628,596)	1,477,588

Net increase (decrease) in net assets from operations	(4,412,702)	4,816,003	1,146,982	482,449	(1,171,771)	2,251,551

Changes from principal transactions:
Purchase payments	479,911	533,561	3,750,886	6,023,514	339,468	309,055
Transfers between sub-accounts and the company	(2,137,381)	(1,983,816)	21,785,476	19,681,916	69,826	897,736
Transfers on general account policy loans	(279,915)	105,405	210,200	1,106,191	(1,849)	1,465
Withdrawals	(1,136,697)	(1,682,901)	(5,662,708)	(17,575,391)	(299,019)	(217,991)
Annual contract fee	(978,954)	(1,079,608)	(6,232,888)	(5,180,823)	(543,189)	(407,249)

Net increase (decrease) in net assets from principal transactions	(4,053,036)	(4,107,359)	13,850,966	4,055,407	(434,763)	583,016

Total increase (decrease) in net assets	(8,465,738)	708,644	14,997,948	4,537,856	(1,606,534)	2,834,567
Net assets at beginning of period	45,264,841	44,556,197	75,395,248	70,857,392	19,889,496	17,054,929

Net assets at end of period	$36,799,103	$45,264,841	$90,393,196	$75,395,248	$18,282,962	$19,889,496

	2018	2017	2018	2017	2018	2017
Units, beginning of period	863,634	947,086	6,292,297	6,011,815	1,091,263	1,059,023
Units issued	54,736	261,750	7,178,914	4,576,928	217,205	241,511
Units redeemed	(132,889)	(345,202)	(5,733,966)	(4,296,446)	(246,032)	(209,271)

Units, end of period	785,481	863,634	7,737,245	6,292,297	1,062,436	1,091,263

See accompanying notes.

28

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Real Estate Securities Trust Series NAV		Science & Technology Trust Series NAV		Select Bond Trust Series NAV
	2018	2017	2018	2017	2018 (a)	2017
Income:
Dividend distributions received	$733,373	$286,816	$—	$6,016	$331,868	$360,513
Expenses:
Mortality and expense risk and administrative charges	(28,705)	(29,292)	(13,501)	(11,263)	(3,491)	(3,652)

Net investment income (loss)	704,668	257,524	(13,501)	(5,247)	328,377	356,861

Realized gains (losses) on investments:
Capital gain distributions received	(1)	—	1,383,177	381,636	—	—
Net realized gain (loss)	3,989,051	6,108,855	271,453	558,619	(158,821)	(82,717)

Realized gains (losses)	3,989,050	6,108,855	1,654,630	940,255	(158,821)	(82,717)

Unrealized appreciation (depreciation) during the period	(6,277,485)	(3,146,529)	(2,010,826)	1,540,943	(254,403)	156,088

Net increase (decrease) in net assets from operations	(1,583,767)	3,219,850	(369,697)	2,475,951	(84,847)	430,232

Changes from principal transactions:
Purchase payments	720,665	831,527	140,770	93,272	142,852	653,560
Transfers between sub-accounts and the company	(9,759,852)	(10,863,697)	9,185,581	(1,262,034)	(829,233)	(293,664)
Transfers on general account policy loans	(271,564)	216,615	(22,064)	1,649	(8,345)	120
Withdrawals	(789,464)	(1,439,179)	(88,313)	(178,090)	(530,044)	(370,040)
Annual contract fee	(1,352,281)	(1,433,550)	(268,541)	(202,607)	(270,329)	(280,180)

Net increase (decrease) in net assets from principal transactions	(11,452,496)	(12,688,284)	8,947,433	(1,547,810)	(1,495,099)	(290,204)

Total increase (decrease) in net assets	(13,036,263)	(9,468,434)	8,577,736	928,141	(1,579,946)	140,028
Net assets at beginning of period	49,795,911	59,264,345	7,754,033	6,825,892	12,312,671	12,172,643

Net assets at end of period	$36,759,648	$49,795,911	$16,331,769	$7,754,033	$10,732,725	$12,312,671

	2018	2017	2018	2017	2018	2017
Units, beginning of period	623,675	813,759	180,298	224,136	1,029,693	1,054,749
Units issued	114,269	87,246	222,928	21,338	1,074,076	693,876
Units redeemed	(273,483)	(277,330)	(24,945)	(65,176)	(1,202,322)	(718,932)

Units, end of period	464,461	623,675	378,281	180,298	901,447	1,029,693

(a)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

See accompanying notes.

29

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Short Term Government Income Trust Series NAV		Small Cap Index Trust Series NAV		Small Cap Opportunities Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$843,524	$616,669	$381,549	$162,241	$24,398	$19,758
Expenses:
Mortality and expense risk and administrative charges	(20,409)	(22,739)	(45,079)	(40,544)	(787)	(1,381)

Net investment income (loss)	823,115	593,930	336,470	121,697	23,611	18,377

Realized gains (losses) on investments:
Capital gain distributions received	—	—	2,250,804	1,303,314	1,036,286	278,618
Net realized gain (loss)	(1,337,550)	(460,446)	(602,192)	699,651	107,259	13,282

Realized gains (losses)	(1,337,550)	(460,446)	1,648,612	2,002,965	1,143,545	291,900

Unrealized appreciation (depreciation) during the period	835,510	100,450	(6,897,129)	2,257,754	(1,964,756)	169,015

Net increase (decrease) in net assets from operations	321,075	233,934	(4,912,047)	4,382,416	(797,600)	479,292

Changes from principal transactions:
Purchase payments	631,539	454,716	493,707	1,251,912	87,430	45,839
Transfers between sub-accounts and the company	762,239	(2,404,472)	(4,041,580)	318,599	650,510	569,625
Transfers on general account policy loans	(109,358)	8,330	8,960	(14,755)	(23,445)	(208)
Withdrawals	(4,651,189)	(497,467)	(257,738)	(705,660)	(76,372)	(99,606)
Annual contract fee	(992,161)	(627,306)	(819,346)	(759,394)	(110,038)	(145,121)

Net increase (decrease) in net assets from principal transactions	(4,358,930)	(3,066,199)	(4,615,997)	90,702	528,085	370,529

Total increase (decrease) in net assets	(4,037,855)	(2,832,265)	(9,528,044)	4,473,118	(269,515)	849,821
Net assets at beginning of period	42,716,669	45,548,934	35,534,901	31,061,783	5,026,490	4,176,669

Net assets at end of period	$38,678,814	$42,716,669	$26,006,857	$35,534,901	$4,756,975	$5,026,490

	2018	2017	2018	2017	2018	2017
Units, beginning of period	3,951,309	4,234,947	1,407,609	1,411,366	205,997	190,460
Units issued	2,193,281	889,459	560,627	236,363	78,893	49,828
Units redeemed	(2,596,915)	(1,173,097)	(814,115)	(240,120)	(59,118)	(34,291)

Units, end of period	3,547,675	3,951,309	1,154,121	1,407,609	225,772	205,997

See accompanying notes.

30

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Stock Trust Series NAV		Small Cap Value Trust Series NAV		Small Company Value Trust Series NAV
	2018 (b)	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$—	$—	$541,372	$777,845	$35,968	$16,227
Expenses:
Mortality and expense risk and administrative charges	(69,350)	(64,220)	(53,595)	(54,911)	(6,108)	(6,298)

Net investment income (loss)	(69,350)	(64,220)	487,777	722,934	29,860	9,929

Realized gains (losses) on investments:
Capital gain distributions received	3,438,557	—	9,079,463	6,043,460	747,541	958,978
Net realized gain (loss)	(64,122)	534,530	(488,036)	315,239	6,427	205,482

Realized gains (losses)	3,374,435	534,530	8,591,427	6,358,699	753,968	1,164,460

Unrealized appreciation (depreciation) during the period	(6,228,115)	10,185,614	(17,675,439)	(4,451,596)	(1,947,679)	(430,526)

Net increase (decrease) in net assets from operations	(2,923,030)	10,655,924	(8,596,235)	2,630,037	(1,163,851)	743,863

Changes from principal transactions:
Purchase payments	623,607	807,307	792,823	1,056,343	102,753	83,003
Transfers between sub-accounts and the company	(7,148,604)	3,959,215	(7,810,152)	(9,693,451)	2,764,421	(469,462)
Transfers on general account policy loans	(292,384)	1,909,441	(84,357)	42,330	(23,648)	30,213
Withdrawals	(1,033,135)	(3,251,709)	(958,079)	(1,949,810)	(527,617)	(447,492)
Annual contract fee	(1,540,805)	(1,402,900)	(1,692,881)	(1,753,227)	(170,324)	(150,075)

Net increase (decrease) in net assets from principal transactions	(9,391,321)	2,021,354	(9,752,646)	(12,297,815)	2,145,585	(953,813)

Total increase (decrease) in net assets	(12,314,351)	12,677,278	(18,348,881)	(9,667,778)	981,734	(209,950)
Net assets at beginning of period	52,192,923	39,515,645	79,685,638	89,353,416	7,021,283	7,231,233

Net assets at end of period	$39,878,572	$52,192,923	$61,336,757	$79,685,638	$8,003,017	$7,021,283

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,416,615	1,354,918	1,350,978	1,566,815	223,290	256,292
Units issued	401,969	378,530	64,790	105,982	102,158	33,116
Units redeemed	(676,833)	(316,833)	(233,554)	(321,819)	(33,870)	(66,118)

Units, end of period	1,141,751	1,416,615	1,182,214	1,350,978	291,578	223,290

(b)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

See accompanying notes.

31

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Strategic Income Opportunities Trust Series NAV		Total Bond Market Series Trust NAV		Total Stock Market Index Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$1,266,743	$1,003,641	$971,509	$1,032,571	$424,069	$427,960
Expenses:
Mortality and expense risk and administrative charges	(11,331)	(11,187)	(36,227)	(38,412)	(27,206)	(26,093)

Net investment income (loss)	1,255,412	992,454	935,282	994,159	396,863	401,867

Realized gains (losses) on investments:
Capital gain distributions received	1	—	—	—	1,062,455	623,313
Net realized gain (loss)	(263,154)	46,609	(325,216)	(143,845)	3,506,313	1,098,366

Realized gains (losses)	(263,153)	46,609	(325,216)	(143,845)	4,568,768	1,721,679

Unrealized appreciation (depreciation) during the period	(2,639,166)	544,653	(715,371)	286,528	(6,922,955)	3,535,006

Net increase (decrease) in net assets from operations	(1,646,907)	1,583,716	(105,305)	1,136,842	(1,957,324)	5,658,552

Changes from principal transactions:
Purchase payments	835,486	828,506	659,400	438,872	392,311	496,929
Transfers between sub-accounts and the company	361,409	5,581,055	564,247	109,174	2,219,198	325,444
Transfers on general account policy loans	(189,393)	(229,720)	(16,077)	63,265	213,508	(24,336)
Withdrawals	(477,098)	(315,860)	(1,329,358)	(565,324)	(1,655,364)	(634,049)
Annual contract fee	(658,235)	(573,397)	(653,655)	(717,170)	(687,254)	(688,277)

Net increase (decrease) in net assets from principal transactions	(127,831)	5,290,584	(775,443)	(671,183)	482,399	(524,289)

Total increase (decrease) in net assets	(1,774,738)	6,874,300	(880,748)	465,659	(1,474,925)	5,134,263
Net assets at beginning of period	32,381,309	25,507,009	36,266,959	35,801,300	32,873,027	27,738,764

Net assets at end of period	$30,606,571	$32,381,309	$35,386,211	$36,266,959	$31,398,102	$32,873,027

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,509,853	1,257,112	1,482,053	1,513,205	856,696	864,364
Units issued	310,620	339,008	263,339	235,195	237,929	66,551
Units redeemed	(315,452)	(86,267)	(294,103)	(266,347)	(223,184)	(74,219)

Units, end of period	1,505,021	1,509,853	1,451,289	1,482,053	871,441	856,696

See accompanying notes.

32

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Ultra Short Term Bond Trust Series NAV		Utilities Trust Series NAV
	2018	2017	2018	2017
Income:
Dividend distributions received	$171,407	$83,580	$261,624	$192,963
Expenses:
Mortality and expense risk and administrative charges	(502)	(485)	(5,511)	(6,144)

Net investment income (loss)	170,905	83,095	256,113	186,819

Realized gains (losses) on investments:
Capital gain distributions received	—	—	(1)	(1)
Net realized gain (loss)	(16,739)	(11,690)	25,538	(84,959)

Realized gains (losses)	(16,739)	(11,690)	25,537	(84,960)

Unrealized appreciation (depreciation) during the period	(15,733)	(42,018)	(214,209)	1,030,215

Net increase (decrease) in net assets from operations	138,433	29,387	67,441	1,132,074

Changes from principal transactions:
Purchase payments	68,895	58,724	22,044	53,561
Transfers between sub-accounts and the company	3,216,928	2,635,616	(61,525)	(1,165,966)
Transfers on general account policy loans	3,443	(10,620)	(16,344)	4,003
Withdrawals	(97,204)	(10,233)	(64,561)	(111,151)
Annual contract fee	(193,535)	(126,220)	(298,787)	(277,326)

Net increase (decrease) in net assets from principal transactions	2,998,527	2,547,267	(419,173)	(1,496,879)

Total increase (decrease) in net assets	3,136,960	2,576,654	(351,732)	(364,805)
Net assets at beginning of period	7,165,744	4,589,090	7,966,801	8,331,606

Net assets at end of period	$10,302,704	$7,165,744	$7,615,069	$7,966,801

	2018	2017	2018	2017
Units, beginning of period	702,761	453,033	247,033	296,747
Units issued	360,968	275,627	4,424	9,285
Units redeemed	(65,839)	(25,899)	(17,650)	(58,999)

Units, end of period	997,890	702,761	233,807	247,033

See accompanying notes.

33

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

1.	Organization

John Hancock Variable Life Separate Account S (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 50 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 6 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 2 classes of units to fund Contracts issued by the Company. These classes, Series I and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I and Series NAV shares of the Trust Portfolio differ in the level of 12b- 1 fees and other expenses assessed against the Portfolio’s assets.

As a result of a portfolio change, the following sub-accounts of the Account were renamed as follows:

Previous Name	New Name	Effective Date
Bond Trust Series NAV	Select Bond Trust Series NAV	04/30/2018
Small Cap Growth Trust Series NAV	Small Cap Stock Trust Series NAV	04/30/2018

Funds transferred in 2018 are as follows:

Transferred from	Transferred to	Effective Date
Alpha Opportunities Trust Series NAV	Mid Cap Stock Trust Series NAV	04/27/2018

34

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2018.

35

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2018, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

36

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

5.	Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2018. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated	$2,220,650,037	—	—	2,220,650,037
NonAffiliated	$215,297,621	—	—	215,297,621

	$2,435,947,658	—	—	2,435,947,658

Hedge Funds
NonAffiliated	$—	—	13,708,332	13,708,332

Total	$2,435,947,658	—	13,708,332	2,449,655,990

Total Fair Value
Balance as of December 31, 2017	$16,628,090
Realized Gains (Losses)	295,416
Change in Unrealized Gains (Losses)	(1,285,063)
Purchases	5,250
Sales	1,936,726
Transfers in and/or (out) of Level 3, net (1)	—

Balance as of December 31, 2018	$13,708,332

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Hedge funds are classified as Level 3 because the valuations are based on significant unobservable inputs. The fair values of these investments have been estimated using the NAV of the underlying fund provided by the hedge fund managers. The underlying funds do not transact on a daily basis.

37

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

5.	Fair Value Measurements — (continued)

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2018.

38

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2018 were as follows:

	Purchases	Sales
Sub-Account
500 Index Fund Series NAV	$85,570,147	$72,892,381
Active Bond Trust Series NAV	16,140,176	17,537,624
Alpha Opportunities Trust Series NAV (a)	283,380	2,209,673
American Asset Allocation Trust Series I	157,425	51,884
American Global Growth Trust Series I	315,827	164,889
American Growth Trust Series I	6,691,569	3,243,503
American Growth-Income Trust Series I	11,619,332	9,175,419
American International Trust Series I	52,240,140	45,394,158
Blue Chip Growth Trust Series NAV	49,373,231	39,277,388
Capital Appreciation Trust Series NAV	36,911,782	19,695,533
Capital Appreciation Value Trust Series NAV	2,385,478	2,641,070
Core Bond Trust Series NAV	12,985,851	20,053,803
Emerging Markets Value Trust Series NAV	16,539,547	34,285,414
Equity Income Trust Series NAV	25,857,292	16,432,823
Financial Industries Trust Series NAV	866,238	1,540,690
Fundamental All Cap Core Trust Series NAV	16,012,856	9,636,903
Fundamental Large Cap Value Trust Series NAV	6,699,052	7,723,907
Global Bond Trust Series NAV	15,791,100	10,828,138
Global Trust Series NAV	9,074,142	10,377,102
Health Sciences Trust Series NAV	7,897,965	6,774,240
High Yield Trust Series NAV	13,868,140	16,277,519
International Equity Index Series NAV	18,142,752	19,657,242
International Growth Stock Trust Series NAV	13,349,841	12,873,609
International Small Company Trust Series NAV	10,845,297	10,177,660
International Value Trust Series NAV	43,491,577	46,658,868
Investment Quality Bond Trust Series NAV	27,697,823	28,975,583
Lifestyle Balanced Portfolio Series NAV	20,949	21,211
Lifestyle Conservative Portfolio Series NAV	192,074	1,314
Lifestyle Growth Portfolio Series NAV	1,179,965	264,254
M Capital Appreciation	15,605,644	17,085,130
M International Equity	11,755,793	16,841,909
M Large Cap Growth	15,294,689	18,811,477
M Large Cap Value	7,478,147	4,886,164
Main Management Insurance Fund Class A	5,250	1,936,726
Managed Volatility Aggressive Portfolio Series NAV	702,709	281,968
Managed Volatility Balanced Portfolio Series NAV	7,829,486	8,701,290
Managed Volatility Conservative Portfolio Series NAV	1,011,329	851,652
Managed Volatility Growth Portfolio Series NAV	3,889,789	3,661,445
Managed Volatility Moderate Portfolio Series NAV	1,282,226	1,344,001
Mid Cap Index Trust Series NAV	45,998,969	41,930,140
Mid Cap Stock Trust Series NAV	15,866,445	10,311,071
Mid Value Trust Series NAV	6,787,695	7,000,421
Money-Market Trust Series NAV	82,029,437	67,031,489
PIMCO All Asset	4,475,158	4,343,620
Real Estate Securities Trust Series NAV	13,446,807	24,194,637
Science & Technology Trust Series NAV	11,499,360	1,182,254
Select Bond Trust Series NAV	12,996,618	14,163,339
Short Term Government Income Trust Series NAV	24,509,976	28,045,791
Small Cap Index Trust Series NAV	20,206,997	22,235,719

39

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

6.	Purchases and Sales of Investments — (continued)

	Purchases	Sales
Sub-Account
Small Cap Opportunities Trust Series NAV	$3,069,516	$1,481,533
Small Cap Stock Trust Series NAV	20,060,423	26,082,538
Small Cap Value Trust Series NAV	13,430,803	13,616,209
Small Company Value Trust Series NAV	4,017,082	1,094,098
Strategic Income Opportunities Trust Series NAV	7,729,489	6,601,906
Total Bond Market Series Trust NAV	7,400,272	7,240,432
Total Stock Market Index Trust Series NAV	10,176,316	8,234,599
Ultra Short Term Bond Trust Series NAV	3,846,028	676,596
Utilities Trust Series NAV	407,590	570,652

(a)

Terminated as an investment option and funds transferred to Mid Cap Stock Trust Series NAV on April 27, 2018. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

40

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
500 Index Fund Series NAV (*)	2018	12,286	$55.90 to $ 48.53	$623,525	0.63 % to 0.00%	1.40%	-4.64 % to -5.24%
	2017	12,446	58.62 to 51.21	661,522	0.63 to 0.00	1.75	21.54 to 20.78
	2016	13,339	48.23 to 42.40	585,712	0.63 to 0.00	1.81	11.64 to 10.95
	2015	12,904	43.20 to 38.22	506,523	0.63 to 0.00	1.73	1.15 to 0.52
	2014	14,316	42.71 to 38.02	557,874	0.63 to 0.00	1.67	13.43 to 12.72

Active Bond Trust Series NAV (*)	2018	1,678	77.56 to 33.63	64,542	0.63 to 0.00	3.36	-0.55 to -1.17
	2017	1,785	77.99 to 34.03	68,640	0.63 to 0.00	3.50	4.89 to 4.24
	2016	1,809	74.36 to 32.64	65,392	0.63 to 0.00	3.82	4.50 to 3.84
	2015	1,748	71.15 to 31.44	60,598	0.63 to 0.00	5.37	0.12 to -0.50
	2014	1,481	71.07 to 31.59	52,614	0.63 to 0.00	4.04	6.97 to 6.31

American Asset Allocation Trust Series I (*)	2018	43	18.46 to 18.46	797	0.00 to 0.00	1.64	-4.91 to -4.91
	2017	44	19.41 to 19.41	844	0.00 to 0.00	1.20	15.79 to 15.79
	2016	44	16.76 to 16.76	730	0.00 to 0.00	1.20	8.99 to 8.99
	2015	39	15.38 to 15.38	603	0.00 to 0.00	2.23	1.06 to 1.06
	2014	30	15.22 to 15.22	464	0.00 to 0.00	1.65	5.05 to 5.05

American Global Growth Trust Series I (*)	2018	118	18.63 to 17.71	2,187	0.63 to 0.00	0.69	-9.37 to -9.94
	2017	118	20.55 to 19.66	2,419	0.63 to 0.00	0.26	30.92 to 30.11
	2016	116	15.70 to 15.11	1,807	0.63 to 0.00	1.36	0.29 to -0.34
	2015	105	15.66 to 15.16	1,638	0.63 to 0.00	1.57	6.64 to 5.97
	2014	81	14.68 to 14.31	1,184	0.63 to 0.00	0.89	1.97 to 1.34

American Growth Trust Series I (*)	2018	709	31.23 to 28.67	21,803	0.63 to 0.00	0.39	-0.66 to -1.27
	2017	735	31.43 to 29.04	22,730	0.63 to 0.00	0.36	27.86 to 27.07
	2016	897	24.58 to 22.86	21,593	0.63 to 0.00	0.36	9.08 to 8.40
	2015	1,063	22.54 to 21.08	23,549	0.63 to 0.00	0.19	6.44 to 5.77
	2014	1,620	21.17 to 19.93	33,924	0.63 to 0.00	0.85	8.14 to 7.46

American Growth-Income Trust Series I (*)	2018	388	26.78 to 24.59	10,206	0.63 to 0.00	1.53	-2.18 to -2.79
	2017	353	27.38 to 25.30	9,483	0.63 to 0.00	1.04	22.03 to 21.27
	2016	384	22.44 to 20.86	8,413	0.63 to 0.00	1.59	11.10 to 10.42
	2015	420	20.19 to 18.89	8,305	0.63 to 0.00	1.22	1.11 to 0.48
	2014	525	19.97 to 18.80	10,302	0.63 to 0.00	0.97	10.25 to 9.57

American International Trust Series I (*)	2018	2,326	20.44 to 18.77	47,370	0.63 to 0.00	2.91	-13.46 to -14.00
	2017	2,187	23.62 to 21.82	51,458	0.63 to 0.00	1.13	31.65 to 30.84
	2016	1,775	17.94 to 16.68	31,687	0.63 to 0.00	0.99	3.12 to 2.48
	2015	2,107	17.40 to 16.27	36,504	0.63 to 0.00	1.17	-4.82 to -5.42
	2014	1,440	18.28 to 17.21	26,181	0.63 to 0.00	1.05	-3.05 to -3.66

Blue Chip Growth Trust Series NAV (*)	2018	1,611	190.64 to 71.01	108,754	0.63 to 0.00	0.06	2.03 to 1.40
	2017	1,699	186.84 to 70.02	112,491	0.63 to 0.00	0.11	36.34 to 35.49
	2016	1,934	137.04 to 51.68	94,123	0.63 to 0.00	0.05	0.85 to 0.22
	2015	2,987	135.88 to 51.57	132,044	0.63 to 0.00	0.00	11.13 to 10.43
	2014	2,949	122.28 to 46.69	122,935	0.63 to 0.00	0.00	9.11 to 8.43

Capital Appreciation Trust Series NAV (*)	2018	2,062	36.38 to 33.41	74,161	0.63 to 0.00	0.36	-0.72 to -1.34
	2017	2,000	36.64 to 33.86	72,415	0.63 to 0.00	0.11	36.51 to 35.66
	2016	1,834	26.84 to 24.96	48,572	0.63 to 0.00	0.01	-1.00 to -1.61
	2015	1,915	27.11 to 25.37	51,216	0.63 to 0.00	0.03	11.47 to 10.78
	2014	1,860	24.32 to 22.90	44,665	0.63 to 0.00	0.08	9.68 to 9.00

Capital Appreciation Value Trust Series NAV (*)	2018	291	23.09 to 23.09	6,729	0.00 to 0.00	2.20	0.45 to 0.45
	2017	335	22.99 to 22.99	7,696	0.00 to 0.00	1.24	15.13 to 15.13
	2016	484	19.97 to 19.97	9,658	0.00 to 0.00	1.68	8.19 to 8.19
	2015	222	18.46 to 18.46	4,107	0.00 to 0.00	1.54	5.27 to 5.27
	2014	120	17.54 to 17.54	2,112	0.00 to 0.00	1.55	12.38 to 12.38

Core Bond Trust Series NAV (*)	2018	5,096	17.25 to 15.84	87,755	0.63 to 0.00	2.52	-0.54 to -1.16
	2017	5,643	17.35 to 16.03	97,731	0.63 to 0.00	2.22	3.47 to 2.83
	2016	5,589	16.76 to 15.59	93,533	0.63 to 0.00	2.10	2.73 to 2.08
	2015	5,403	16.32 to 15.27	88,005	0.63 to 0.00	2.29	0.36 to -0.27
	2014	531	16.26 to 15.31	8,619	0.63 to 0.00	2.21	6.01 to 5.35

Emerging Markets Value Trust Series NAV (*)	2018	2,813	12.43 to 11.55	34,778	0.63 to 0.00	2.31	-13.48 to -14.02
	2017	4,233	14.36 to 13.43	60,611	0.63 to 0.00	2.10	32.67 to 31.85
	2016	2,925	10.83 to 10.19	31,600	0.63 to 0.00	2.32	18.09 to 17.34
	2015	2,028	9.17 to 8.68	18,545	0.63 to 0.00	2.03	-19.05 to -19.56
	2014	2,197	11.32 to 10.79	24,819	0.63 to 0.00	1.87	-5.37 to -5.96

Equity Income Trust Series NAV (*)	2018	2,058	53.65 to 46.58	106,376	0.63 to 0.00	1.92	-9.52 to -10.08
	2017	2,189	59.30 to 51.80	125,147	0.63 to 0.00	2.25	16.28 to 15.55
	2016	2,479	51.00 to 44.83	122,006	0.63 to 0.00	2.32	19.18 to 18.44
	2015	2,771	42.79 to 37.85	114,582	0.63 to 0.00	1.87	-6.66 to -7.24
	2014	3,302	45.84 to 40.81	146,605	0.63 to 0.00	1.82	7.55 to 6.88

41

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
Financial Industries Trust Series NAV (*)	2018		367	$32.70 to $ 17.10	$7,455	0.63 % to 0.00%	1.11%	-14.38 % to -14.91%
	2017		422	38.19 to 20.10	10,004	0.63 to 0.00	1.46	15.29 to 14.57
	2016		71	33.13 to 17.54	1,832	0.63 to 0.00	1.56	19.47 to 18.73
	2015		69	27.73 to 14.77	1,457	0.63 to 0.00	1.07	-2.58 to -3.19
	2014		75	28.46 to 15.26	1,602	0.63 to 0.00	0.44	8.64 to 7.96

Fundamental All Cap Core Trust Series NAV (*)	2018		2,451	27.11 to 24.90	64,297	0.63 to 0.00	0.47	-13.16 to -13.70
	2017		2,583	31.22 to 28.85	78,108	0.63 to 0.00	0.79	27.77 to 26.97
	2016		2,699	24.44 to 22.72	63,946	0.63 to 0.00	0.67	8.40 to 7.73
	2015		2,868	22.55 to 21.09	62,815	0.63 to 0.00	0.00	4.09 to 3.44
	2014		3,014	21.66 to 20.39	63,579	0.63 to 0.00	0.45	9.81 to 9.13

Fundamental Large Cap Value Trust Series NAV (*)	2018		1,094	21.23 to 19.50	23,069	0.63 to 0.00	1.14	-17.03 to -17.54
	2017		1,146	25.59 to 23.65	29,140	0.63 to 0.00	1.66	17.54 to 16.81
	2016		1,282	21.77 to 20.25	27,722	0.63 to 0.00	2.26	10.21 to 9.53
	2015		1,330	19.75 to 18.49	26,106	0.63 to 0.00	1.22	-1.06 to -1.67
	2014		1,037	19.96 to 18.80	20,539	0.63 to 0.00	0.87	10.66 to 9.98

Global Bond Trust Series NAV (*)	2018		912	32.75 to 28.43	27,748	0.63 to 0.00	2.82	-1.74 to -2.35
	2017		777	33.33 to 29.11	24,082	0.63 to 0.00	2.34	8.71 to 8.03
	2016		830	30.66 to 26.95	23,748	0.63 to 0.00	0.00	3.15 to 2.51
	2015		794	29.73 to 26.29	22,110	0.63 to 0.00	2.49	-3.51 to -4.11
	2014		964	30.81 to 27.42	27,883	0.63 to 0.00	0.93	2.42 to 1.78

Global Trust Series NAV (*)	2018		332	18.01 to 16.53	5,908	0.63 to 0.00	1.84	-14.42 to -14.95
	2017		404	21.04 to 19.44	8,392	0.63 to 0.00	2.07	18.90 to 18.16
	2016		453	17.70 to 16.45	7,923	0.63 to 0.00	4.19	9.46 to 8.78
	2015		570	16.17 to 15.12	9,110	0.63 to 0.00	1.49	-6.33 to -6.92
	2014		1,041	17.26 to 16.25	17,851	0.63 to 0.00	9.12	-2.51 to -3.11

Health Sciences Trust Series NAV (*)	2018		434	69.79 to 62.50	29,972	0.63 to 0.00	0.00	0.76 to 0.14
	2017		466	69.27 to 62.42	31,926	0.63 to 0.00	0.00	27.61 to 26.81
	2016		635	54.28 to 49.22	34,084	0.63 to 0.00	0.11	-10.54 to -11.10
	2015		702	60.67 to 55.36	42,104	0.63 to 0.00	0.00	12.76 to 12.05
	2014		597	53.81 to 49.41	31,688	0.63 to 0.00	0.00	31.85 to 31.03

High Yield Trust Series NAV (*)	2018		953	23.52 to 20.67	22,012	0.63 to 0.00	6.02	-3.02 to -3.63
	2017		1,117	24.25 to 21.45	26,629	0.63 to 0.00	5.60	7.46 to 6.78
	2016		1,681	22.57 to 20.09	37,307	0.63 to 0.00	7.08	16.56 to 15.84
	2015		1,606	19.36 to 34	30,590	0.63 to 0.00	7.48	-8.38 to -8.94
	2014		1,511	21.14 to 19.04	31,328	0.63 to 0.00	6.81	0.00 to -0.61

International Equity Index Series NAV (*)	2018		2,827	48.91 to 26.16	82,333	0.63 to 0.00	2.38	-14.10 to -14.63
	2017		2,950	56.94 to 30.64	99,836	0.63 to 0.00	2.35	27.45 to 26.65
	2016		2,879	44.68 to 24.19	76,277	0.63 to 0.00	2.70	4.43 to 3.78
	2015		2,945	42.78 to 23.31	75,449	0.63 to 0.00	2.47	-5.80 to -6.39
	2014		3,574	45.42 to 24.91	96,325	0.63 to 0.00	2.87	-4.57 to -5.17

International Growth Stock Trust Series NAV (*)	2018		1,129	12.53 to 12.05	14,133	0.63 to 0.00	1.74	-14.43 to -14.96
	2017		1,145	14.64 to 14.17	16,735	0.63 to 0.00	1.40	21.90 to 21.15
	2016		1,285	12.01 to 11.70	15,418	0.63 to 0.00	2.16	-1.19 to -1.82
	2015		836	12.16 to 11.92	10,154	0.63 to 0.00	1.83	-2.23 to -2.85
	2014		834	12.43 to 12.27	10,365	0.63 to 0.00	2.00	0.19 to -0.44

International Small Company Trust Series NAV (*)	2018		869	16.45 to 15.54	14,267	0.63 to 0.00	1.22	-20.07 to -20.57
	2017		845	20.59 to 19.57	17,358	0.63 to 0.00	1.57	29.59 to 28.79
	2016		760	15.89 to 15.19	12,038	0.63 to 0.00	2.14	4.95 to 4.29
	2015		668	15.14 to 14.57	10,078	0.63 to 0.00	1.69	6.68 to 6.01
	2014		783	14.19 to 13.74	11,088	0.63 to 0.00	1.47	-6.85 to -7.43

International Value Trust Series NAV (*)	2018		2,398	15.94 to 14.64	37,674	0.63 to 0.00	2.61	-14.96 to -15.49
	2017		2,632	18.75 to 17.32	48,661	0.63 to 0.00	1.98	17.25 to 16.52
	2016		2,733	15.99 to 14.86	43,104	0.63 to 0.00	2.79	12.20 to 11.50
	2015		2,197	14.25 to 13.33	30,785	0.63 to 0.00	1.76	-7.72 to -8.30
	2014		2,701	15.44 to 14.54	41,125	0.63 to 0.00	2.95	-12.47 to -13.03

Investment Quality Bond Trust Series NAV (*)	2018		758	17.20 to 15.79	12,987	0.63 to 0.00	2.67	-0.67 to -1.30
	2017		858	17.32 to 16.00	14,784	0.63 to 0.00	1.80	4.67 to 4.02
	2016		2,293	16.55 to 15.38	37,822	0.63 to 0.00	3.37	4.26 to 3.60
	2015		731	15.87 to 14.84	11,501	0.63 to 0.00	2.25	-0.68 to -1.30
	2014		550	15.98 to 15.04	8,679	0.63 to 0.00	3.13	5.54 to 4.88

Lifestyle Conservative Portfolio Series NAV (*)	2018	(g)	18	9.93 to 9.93	180	0.63 to 0.63	7.02	-0.71 to -0.71

Lifestyle Growth Portfolio Series NAV (*)	2018		453	11.13 to 10.98	5,214	0.63 to 0.00	2.26	-6.08 to -6.65
	2017		401	11.85 to 11.76	4,851	0.63 to 0.00	2.45	16.20 to 15.47
	2016		314	10.20 to 10.19	3,207	0.63 to 0.00	9.99	1.98 to 1.87

42

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest(a)	(000s)	Highest to Lowest(b)	Income Ratio(c)	Highest to Lowest(d)
M Capital Appreciation	2018	584	$98.31 to $ 88.63	$49,402	0.63 % to 0.00%	0.27%	-14.15 % to -14.68%
	2017	699	114.51 to 103.88	69,689	0.63 to 0.00	0.00	19.02 to 18.28
	2016	760	96.21 to 87.82	63,594	0.63 to 0.00	0.00	21.06 to 20.30
	2015	894	79.47 to 73.00	62,377	0.63 to 0.00	0.00	-6.58 to -7.16
	2014	854	85.07 to 78.63	62,749	0.63 to 0.00	0.00	12.42 to 11.72

M International Equity	2018	1,919	31.26 to 27.09	58,634	0.63 to 0.00	1.36	-20.57 to -21.06
	2017	2,084	39.36 to 34.31	80,239	0.63 to 0.00	1.83	24.05 to 23.28
	2016	1,909	31.73 to 27.83	59,132	0.63 to 0.00	1.05	-0.05 to -0.67
	2015	2,285	31.74 to 28.02	70,908	0.63 to 0.00	1.60	-3.94 to -4.54
	2014	2,088	33.05 to 29.36	67,252	0.63 to 0.00	2.19	-7.06 to -7.64

M Large Cap Growth	2018	968	69.77 to 60.44	59,743	0.63 to 0.00	0.00	-4.95 to -5.54
	2017	1,116	73.41 to 63.98	73,142	0.63 to 0.00	0.00	38.97 to 38.11
	2016	1,211	52.82 to 46.33	56,928	0.63 to 0.00	0.00	-2.32 to -2.93
	2015	1,317	54.08 to 47.73	63,589	0.63 to 0.00	0.03	7.70 to 7.03
	2014	1,373	50.21 to 44.59	61,347	0.63 to 0.00	0.04	10.21 to 9.52

M Large Cap Value	2018	1,116	26.27 to 23.67	29,235	0.63 to 0.00	1.51	-12.07 to -12.61
	2017	1,116	29.87 to 27.08	33,247	0.63 to 0.00	1.50	14.99 to 14.28
	2016	1,140	25.98 to 23.70	29,538	0.63 to 0.00	1.66	9.64 to 8.95
	2015	1,525	23.69 to 21.75	36,036	0.63 to 0.00	1.36	-0.66 to -1.28
	2014	1,163	23.85 to 22.03	27,648	0.63 to 0.00	1.20	9.68 to 9.00

Main Management Insurance Fund Class A	2018	1,219	12.29 to 12.29	14,983	0.00 to 0.00	0.00	2.88 to 2.88
	2017	1,377	11.95 to 11.95	16,447	0.00 to 0.00	0.00	8.36 to 8.36
	2016	1,377	11.02 to 11.02	15,179	0.00 to 0.00	0.00	1.26 to 1.26
	2015	1,656	10.89 to 10.89	18,026	0.00 to 0.00	0.00	5.33 to 5.33
	2014	2,056	10.34 to 10.34	21,255	0.00 to 0.00	0.00	3.36 to 3.36

Managed Volatility Aggressive Portfolio Series NAV (*)	2018	209	20.19 to 18.54	4,190	0.63 to 0.00	2.15	-8.32 to -8.89
	2017	207	22.03 to 20.35	4,525	0.63 to 0.00	1.66	22.88 to 22.11
	2016	245	17.93 to 16.67	4,342	0.63 to 0.00	1.01	1.89 to 1.27
	2015	483	17.59 to 16.46	8,261	0.63 to 0.00	2.10	-5.79 to -6.38
	2014	475	18.67 to 17.58	8,640	0.63 to 0.00	4.60	1.54 to 0.91

Managed Volatility Balanced Portfolio Series NAV (*)	2018	2,632	19.58 to 17.98	50,544	0.63 to 0.00	2.26	-4.82 to -5.40
	2017	2,926	20.58 to 19.01	58,987	0.63 to 0.00	2.23	14.15 to 13.44
	2016	3,157	18.02 to 16.76	55,785	0.63 to 0.00	2.03	4.91 to 4.25
	2015	3,621	17.18 to 16.07	61,116	0.63 to 0.00	2.37	-2.20 to -2.81
	2014	3,979	17.57 to 16.54	68,770	0.63 to 0.00	2.78	4.25 to 3.60

Managed Volatility Conservative Portfolio Series NAV (*)	2018	205	18.13 to 16.64	3,653	0.63 to 0.00	2.80	-2.21 to -2.81
	2017	205	18.54 to 17.12	3,774	0.63 to 0.00	2.11	7.94 to 7.26
	2016	355	17.17 to 15.96	6,071	0.63 to 0.00	2.46	4.53 to 3.87
	2015	350	16.43 to 15.37	5,716	0.63 to 0.00	2.37	0.18 to -0.46
	2014	332	16.40 to 15.44	5,414	0.63 to 0.00	2.70	4.98 to 4.31

Managed Volatility Growth Portfolio Series NAV (*)	2018	1,356	19.72 to 18.12	26,568	0.63 to 0.00	2.16	-6.56 to -7.13
	2017	1,487	21.11 to 19.51	31,203	0.63 to 0.00	2.10	18.71 to 17.97
	2016	1,550	17.78 to 16.54	27,408	0.63 to 0.00	1.84	3.38 to 2.74
	2015	1,790	17.20 to 16.09	30,507	0.63 to 0.00	2.21	-4.55 to -5.14
	2014	1,985	18.02 to 16.97	35,486	0.63 to 0.00	2.16	2.28 to 1.64

Managed Volatility Moderate Portfolio Series NAV (*)	2018	280	19.40 to 17.81	5,383	0.63 to 0.00	2.42	-3.93 to -4.53
	2017	308	20.19 to 18.66	6,161	0.63 to 0.00	2.32	12.02 to 11.32
	2016	312	18.03 to 16.76	5,570	0.63 to 0.00	1.86	5.25 to 4.59
	2015	437	17.13 to 16.03	7,439	0.63 to 0.00	2.50	-0.86 to -1.49
	2014	464	17.27 to 16.27	7,970	0.63 to 0.00	3.38	4.99 to 4.34

Mid Cap Index Trust Series NAV (*)	2018	1,970	33.16 to 29.88	64,370	0.63 to 0.00	1.17	-11.45 to -12.00
	2017	2,011	37.45 to 33.96	74,283	0.63 to 0.00	0.57	15.86 to 15.14
	2016	1,718	32.32 to 29.49	54,798	0.63 to 0.00	1.56	20.17 to 19.42
	2015	1,093	26.89 to 24.69	28,888	0.63 to 0.00	1.01	-2.54 to -3.15
	2014	1,318	27.60 to 25.50	35,838	0.63 to 0.00	1.04	9.40 to 8.72

Mid Cap Stock Trust Series NAV (*)	2018	632	96.79 to 82.98	44,722	0.63 to 0.00	0.00	-1.54 to -2.15
	2017	626	98.30 to 84.80	45,323	0.63 to 0.00	0.00	28.66 to 27.86
	2016	552	76.41 to 66.32	33,017	0.63 to 0.00	0.00	0.58 to -0.05
	2015	635	75.96 to 66.35	37,882	0.63 to 0.00	0.00	3.04 to 2.40
	2014	671	73.72 to 64.80	38,857	0.63 to 0.00	0.14	8.11 to 7.44

Mid Value Trust Series NAV (*)	2018	785	47.62 to 41.85	36,799	0.63 to 0.00	0.83	-10.68 to -11.24
	2017	864	53.32 to 47.15	45,265	0.63 to 0.00	0.96	11.46 to 10.76
	2016	947	47.84 to 42.57	44,556	0.63 to 0.00	1.34	24.09 to 23.32
	2015	811	38.55 to 34.52	30,681	0.63 to 0.00	1.16	-3.41 to -4.01
	2014	912	39.91 to 35.96	35,735	0.63 to 0.00	0.77	10.70 to 10.01

43

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
Money-Market Trust Series NAV (*)	2018		7,737	$15.80 to $10.23	$90,393	0.63 % to 0.00%	1.58%	1.58 % to 0.97%
	2017		6,292	15.65 to 10.07	75,395	0.63 to 0.00	0.64	0.61 to 0.02
	2016		6,012	15.64 to 10.00	70,857	0.63 to 0.00	0.15	0.05 to -0.31

PIMCO All Asset	2018		1,062	17.29 to 15.87	18,283	0.63 to 0.00	2.82	-5.59 to -6.18
	2017		1,091	18.31 to 16.91	19,889	0.63 to 0.00	4.41	13.19 to 12.48
	2016		1,059	16.18 to 15.04	17,055	0.63 to 0.00	2.21	12.59 to 11.88
	2015		1,279	14.37 to 13.44	18,326	0.63 to 0.00	2.94	-9.31 to -9.88
	2014		1,392	15.84 to 14.91	21,949	0.63 to 0.00	4.73	0.23 to -0.40

Real Estate Securities Trust Series NAV (*)	2018		464	156.74 to 86.50	36,760	0.63 to 0.00	1.65	-3.43 to -4.03
	2017		624	162.30 to 90.13	49,796	0.63 to 0.00	0.56	6.26 to 5.60
	2016		814	152.74 to 85.35	59,264	0.63 to 0.00	3.32	6.96 to 6.29
	2015		950	142.80 to 80.30	64,215	0.63 to 0.00	1.93	2.80 to 2.16
	2014		1,097	138.91 to 78.60	72,327	0.63 to 0.00	1.71	31.75 to 30.93

Science & Technology Trust Series NAV (*)	2018		378	43.66 to 40.09	16,332	0.63 to 0.00	0.00	-0.57 to -1.18
	2017		180	43.91 to 40.57	7,754	0.63 to 0.00	0.08	41.21 to 40.33
	2016		224	31.10 to 28.91	6,826	0.63 to 0.00	0.00	8.41 to 7.74
	2015		211	28.68 to 26.83	5,967	0.63 to 0.00	0.00	6.78 to 6.11
	2014		210	26.86 to 25.29	5,566	0.63 to 0.00	0.00	12.95 to 12.25

Select Bond Trust Series NAV (*)	2018	(e)	901	11.94 to 11.40	10,733	0.63 to 0.00	2.74	-0.38 to -1.00
	2017		1,030	11.98 to 11.52	12,313	0.63 to 0.00	2.95	3.65 to 2.99
	2016		1,055	11.56 to 11.19	12,173	0.63 to 0.00	3.66	3.19 to 2.53
	2015		366	11.20 to 10.91	4,094	0.63 to 0.00	2.56	0.30 to -0.34
	2014		246	11.17 to 10.95	2,739	0.63 to 0.00	4.78	5.59 to 4.93

Short Term Government Income Trust Series NAV (*)	2018		3,548	10.95 to 10.37	38,679	0.63 to 0.00	2.00	0.89 to 0.24
	2017		3,951	10.86 to 10.34	42,717	0.63 to 0.00	1.43	0.62 to -0.02
	2016		4,235	10.79 to 10.35	45,549	0.63 to 0.00	1.68	0.63 to -0.01
	2015		4,123	10.72 to 10.35	44,088	0.63 to 0.00	1.36	0.69 to 0.06
	2014		7,048	10.65 to 10.34	74,942	0.63 to 0.00	1.95	1.19 to 0.55

Small Cap Index Trust Series NAV (*)	2018		1,154	30.42 to 19.26	26,007	0.63 to 0.00	1.01	-11.31 to -11.86
	2017		1,408	34.30 to 21.85	35,535	0.63 to 0.00	0.50	14.43 to 13.71
	2016		1,411	29.98 to 19.22	31,062	0.63 to 0.00	1.42	21.02 to 20.26
	2015		1,054	24.77 to 15.98	19,505	0.63 to 0.00	1.12	-4.59 to -5.18
	2014		1,481	25.96 to 16.85	27,920	0.63 to 0.00	0.95	4.71 to 4.06

Small Cap Opportunities Trust Series NAV (*)	2018		226	21.11 to 19.39	4,757	0.63 to 0.00	0.45	-13.81 to -14.34
	2017		206	24.50 to 22.64	5,026	0.63 to 0.00	0.45	11.18 to 10.49
	2016		190	22.03 to 20.49	4,177	0.63 to 0.00	0.52	19.51 to 18.76
	2015		169	18.44 to 17.25	3,097	0.63 to 0.00	0.16	-5.12 to -5.71
	2014		693	19.43 to 18.29	13,431	0.63 to 0.00	0.09	2.42 to 1.79

Small Cap Stock Trust Series NAV (*)	2018	(f)	1,142	36.72 to 31.87	39,879	0.63 to 0.00	0.00	-5.22 to -5.81
	2017		1,417	38.74 to 33.83	52,193	0.63 to 0.00	0.00	26.70 to 25.91
	2016		1,355	30.58 to 26.87	39,516	0.63 to 0.00	0.00	2.27 to 1.63
	2015		1,446	29.90 to 26.44	41,264	0.63 to 0.00	0.00	-8.78 to -9.35
	2014		1,324	32.78 to 29.17	41,245	0.63 to 0.00	0.00	7.60 to 6.93

Small Cap Value Trust Series NAV (*)	2018		1,182	76.12 to 42.57	61,337	0.63 to 0.00	0.72	-12.45 to -12.99
	2017		1,351	86.94 to 48.93	79,686	0.63 to 0.00	0.96	3.79 to 3.14
	2016		1,567	83.77 to 47.44	89,353	0.63 to 0.00	0.78	22.68 to 21.91
	2015		1,521	68.28 to 38.91	70,863	0.63 to 0.00	0.52	-1.31 to -1.93
	2014		1,733	69.19 to 39.68	81,309	0.63 to 0.00	0.70	7.25 to 6.58

Small Company Value Trust Series NAV (*)	2018		292	27.71 to 25.44	8,003	0.63 to 0.00	0.44	-12.93 to -13.47
	2017		223	31.83 to 29.41	7,021	0.63 to 0.00	0.23	11.58 to 10.89
	2016		256	28.53 to 26.52	7,231	0.63 to 0.00	0.79	32.33 to 31.50
	2015		303	21.56 to 20.17	6,468	0.63 to 0.00	1.33	-5.51 to -6.10
	2014		401	22.81 to 21.48	9,075	0.63 to 0.00	0.07	0.14 to -0.49

Strategic Income Opportunities Trust Series NAV (*)	2018		1,505	20.48 to 18.79	30,607	0.63 to 0.00	3.96	-5.00 to -5.58
	2017		1,510	21.56 to 19.90	32,381	0.63 to 0.00	3.42	5.66 to 5.00
	2016		1,257	20.40 to 18.95	25,507	0.63 to 0.00	2.02	5.19 to 4.53
	2015		2,071	19.39 to 18.13	40,027	0.63 to 0.00	3.84	1.27 to 0.65
	2014		437	19.15 to 18.01	8,201	0.63 to 0.00	4.14	5.13 to 4.48

Total Bond Market Series Trust NAV (*)	2018		1,451	25.02 to 21.99	35,386	0.63 to 0.00	2.73	-0.24 to -0.87
	2017		1,482	25.08 to 22.18	36,267	0.63 to 0.00	2.87	3.34 to 2.69
	2016		1,513	24.27 to 21.60	35,801	0.63 to 0.00	2.68	2.45 to 1.80
	2015		1,526	23.69 to 21.22	35,296	0.63 to 0.00	3.01	0.30 to -0.32
	2014		1,864	23.62 to 21.29	42,956	0.63 to 0.00	3.29	6.06 to 5.39

Total Stock Market Index Trust Series NAV (*)	2018		871	101.44 to 27.63	31,398	0.63 to 0.00	1.28	-5.66 to -6.24
	2017		857	107.52 to 29.47	32,873	0.63 to 0.00	1.42	20.65 to 19.90

44

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
Total Stock Market Index Trust Series NAV (*)	2016	864	$89.11 to $24.58	$27,739	0.63 % to 0.00%	1.49%	12.38 % to 11.68%
	2015	911	79.30 to 22.01	25,951	0.63 to 0.00	1.37	-0.53 to -1.15
	2014	955	79.72 to 22.27	27,027	0.63 to 0.00	1.23	11.46 to 10.77

Ultra Short Term Bond Trust Series NAV (*)	2018	998	10.36 to 9.80	10,303	0.63 to 0.00	1.98	1.53 to 0.84
	2017	703	10.20 to 9.72	7,166	0.63 to 0.00	1.68	0.62 to -0.07
	2016	453	10.14 to 9.73	4,589	0.63 to 0.00	1.60	0.67 to -0.02
	2015	443	10.07 to 9.73	4,463	0.63 to 0.00	1.14	0.01 to -0.66
	2014	715	10.07 to 9.79	7,199	0.63 to 0.00	2.02	0.03 to -0.65

Utilities Trust Series NAV (*)	2018	234	32.88 to 30.20	7,615	0.63 to 0.00	3.36	0.93 to 0.31
	2017	247	32.57 to 30.10	7,967	0.63 to 0.00	2.36	14.82 to 14.11
	2016	297	28.37 to 26.38	8,332	0.63 to 0.00	4.60	11.43 to 10.74
	2015	319	25.46 to 23.82	8,036	0.63 to 0.00	2.89	-14.79 to -15.32
	2014	393	29.88 to 28.13	11,639	0.63 to 0.00	3.21	12.72 to 12.02

45

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

(*)	Sub-account that invests in affiliated Trust.

(a)

As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, STA, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c)

These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d)

These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

(f)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

(g)	Sub-account available in prior year but no activity.

46

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

8.	Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable life contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9.	Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-accounts and are reflected as terminations.

The Company deducts from the assets of the Account a daily charge equivalent to annual rates between 0.00% and 0.63% of the average net value of the Account’s assets for the assumption of mortality and expense risks.

47

Prospectus dated April 29, 2019
for interests in
John Hancock Variable Life Account S
Interests are made available under
Variable Estate Protection Plus
a flexible premium variable universal survivorship life insurance policy
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
The policy provides a fixed account option with fixed rates of return declared by John Hancock USA and the following variable investment accounts:
500 Index
Active Bond
American Asset Allocation
American Global Growth
American Growth
American Growth-Income
American International
Blue Chip Growth
Capital Appreciation
Capital Appreciation Value
Core Bond
Emerging Markets Value
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Value
Global
Global Bond
Health Sciences
High Yield
International Equity Index
International Growth Stock
International Small Company
International Value
Investment Quality Bond
Lifestyle Balanced
Lifestyle Conservative
Lifestyle Growth
Lifestyle Moderate
Managed Volatility Aggressive
Managed Volatility Balanced
Managed Volatility Conservative
Managed Volatility Growth
Managed Volatility Moderate
Mid Cap Index
Mid Cap Stock
Mid Value
Money Market
PIMCO VIT All Asset
Real Estate Securities
Science & Technology
Select Bond
Short Term Government Income
Small Cap Index
Small Cap Opportunities
Small Cap Stock
Small Cap Value
Small Company Value
Strategic Income Opportunities
Total Bond Market
Total Stock Market Index
Ultra Short Term Bond
Utilities
* * * * * * * * * * * *
Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may no longer receive paper copies of the shareholder reports for the Portfolios offered through your John Hancock life insurance policy unless you specifically request paper copies from John Hancock. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time reports are posted and be provided with a website link to access those reports. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action.
Alternatively, you may request to receive reports in paper, free of charge, at any time, by calling John Hancock at 800-827-4546. Your election to receive reports in paper will apply to all Portfolios offered within your life insurance policy.

GUIDE TO THIS PROSPECTUS
This prospectus is arranged in the following way:
•	The first section is called “Summary of Benefits and Risks.” It contains a summary of the benefits available under the policy and of the principal risks of purchasing the policy. You should read this section before reading any other section of this prospectus.
•	Behind the Summary of Benefits and Risks section is a section called “Fee Tables” that describes the fees and expenses you will pay when buying, owning and surrendering the policy.
•	Behind the Fee Tables section is a section called “Detailed Information.” This section gives more details about the policy. It may repeat certain information contained in the Summary of Benefits and Risks section in order to put the more detailed information in proper context.
•	Finally, on the back cover of this prospectus is information concerning the Statement of Additional Information (the “SAI”) and how the SAI, audited financial statements for John Hancock USA and the Separate Account, personalized illustrations and other information can be obtained.

Prior to making any investment decisions, you should carefully review this product prospectus and all applicable supplements. In addition, you should review the prospectuses for the underlying funds that we make available as investment options under the policies. The funds' prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the funds. In the case of any of the portfolios that are operated as “feeder funds,” the prospectus for the corresponding “master fund” is also provided. If you need to obtain additional copies of any of these documents, please contact your John Hancock USA representative or contact our Service Office at the address and telephone number on the back page of this product prospectus.
2

3

SUMMARY OF BENEFITS AND RISKS
The nature of the policy
This is a so-called “survivorship” policy that provides coverage on two insured persons. The policy’s primary purpose is to provide lifetime protection against economic loss due to the death of the last surviving insured person. The policy is unsuitable as a short-term savings vehicle because of the substantial policy-level charges. We are obligated to pay all amounts promised under the policy. The value of the amount you have invested under the policy may increase or decrease daily based on the investment results of the variable investment options that you choose. The amount we pay to the policy’s beneficiary upon the death of the last surviving insured person (we call this the “death benefit”) may be similarly affected. That’s why the policy is referred to as a “variable” life insurance policy. We call the investments you make in the policy “premiums” or “premium payments.” The amount we require as your first premium depends upon the specifics of your policy and the insured persons. Except as noted in the Detailed Information section of this prospectus, you can make any other premium payments you wish at any time. That’s why the policy is called a “flexible premium” policy.
If the life insurance protection described in this prospectus is provided under a master group policy, the term “policy” as used in this prospectus refers to the certificate we issue and not to the master group policy.
Summary of policy benefits
Death benefit
When the last surviving insured person dies, we will pay the death benefit minus any outstanding loans. There are two ways of calculating the death benefit (Option A and Option B). You choose which one you want in the application. The two death benefit options are:
•	Option A - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit, if elected (as described below), or (2) the minimum insurance amount (as described under “The minimum insurance amount” provision in the Detailed Information section of this prospectus).
•	Option B - The death benefit will equal the greater of (1) the Total Sum Insured plus your policy’s account value on the date of death of the last surviving insured person, or (2) the minimum insurance amount.
Surrender of the policy
You may surrender the policy in full at any time. If you do, we will pay you the account value of the policy less any outstanding policy debt. This is called your “surrender value.” You must return your policy when you request a surrender.
If you have not taken a loan on your policy, the “account value” of your policy will, on any given date, be equal to:
•	the amount you invested,
•	plus or minus the investment experience of the investment options you’ve chosen,
•	minus all charges we deduct, and
•	minus all withdrawals you have made.
If you take a loan on your policy, your account value will be computed somewhat differently. This is discussed under “Policy loans.”
Partial withdrawals
You may make a partial withdrawal of your surrender value at any time. Generally, each withdrawal must be at least $1,000. There is a charge for each partial withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20. Your account value is automatically reduced by the amount of the withdrawal and the charge. We reserve the right to refuse a withdrawal if it would reduce the surrender value or the Total Sum Insured below certain minimum amounts.
Policy loans
You may borrow from your policy at any time by completing the appropriate form. The minimum amount of each loan is $1,000. The maximum amount you can borrow is 90% of your account value, less any existing indebtedness as described in
4

your policy. Interest is charged on each loan. You can pay the interest or allow it to become part of the outstanding loan balance. You can repay all or part of a loan at any time. If there is an outstanding loan when the insured person dies, it will be deducted from the death benefit. Policy loans permanently affect the calculation of your account value, and may also result in adverse tax consequences.
Optional benefit riders
When you apply for the policy, you can request any of the optional benefit riders that we make available. There are a number of such riders. Charges for most riders will be deducted monthly from the policy’s account value.
Investment options
The policy offers a number of investment options, as listed on page 1 of this prospectus. These investment options are subaccounts of John Hancock Variable Life Account S (the “Account” or “Separate Account”), a separate account operated by us under Michigan law. They cover a broad spectrum of investment styles and strategies. Although the funds of the series funds that underlie those investment options operate like publicly traded mutual funds, there are important differences between your investment options and publicly-traded mutual funds. You can transfer money from one investment option to another without tax liability. Moreover, any dividends and capital gains distributed by each underlying fund are automatically reinvested and reflected in the fund’s value and create no taxable event for you. If and when policy earnings are distributed (generally as a result of a surrender or partial withdrawal), they will be treated as ordinary income instead of as capital gains. Also, you must keep in mind that you are purchasing an insurance policy and you will be assessed charges at the policy level as well as at the fund level. Such policy level charges are significant and will reduce the investment performance of your investment options.
Summary of policy risks
Lapse risk
If the account value of your policy is insufficient to pay the charges when due, your policy (or part of it) can terminate (i.e. “lapse”). This can happen because you haven't paid enough premiums or because the investment performance of the investment options you've chosen has been poor or because of a combination of both factors. You’ll be given a “grace period” within which to make additional premium payments to keep the policy in effect. If lapse occurs, you’ll be given the opportunity to reinstate the policy by making the required premium payments and satisfying certain other conditions.
Since withdrawals reduce your account value, withdrawals increase the risk of lapse. Loans also increase the risk of lapse.
Investment risk
As mentioned above, the investment performance of any variable investment option may be good or bad. Your account value will rise or fall based on the investment performance of the variable investment options you’ve chosen. Some variable investment options are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the series funds.
Transfer risk
There is a risk that you will not be able to transfer your account value from one investment option to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of any fixed account option are more restrictive than those that apply to transfers out of variable investment accounts.
Market timing and disruptive trading risks
The policy is not designed for professional market timers or highly active traders, including persons or entities that engage in programmed, large or frequent transfers among the investment accounts or between the investment accounts and any available fixed account. The policy is also not designed to accommodate trading that results in transfers that are large in relation to the total assets of the underlying portfolio.
Variable investment accounts in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment accounts on a daily basis and allow transfers among investment accounts
5

without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of investment accounts or to make large transfers in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in an investment account can be harmed by large or frequent transfer activity. For example, such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies. This could include causing the portfolio to maintain higher levels of cash than would otherwise be the case, or liquidating investments prematurely. Accordingly, frequent or large transfers may result in dilution with respect to interests held for long-term investment and adversely affect policy owners, beneficiaries and the underlying portfolios.
To discourage market timing and disruptive trading activity, we impose restrictions on transfers (see “Transfers of existing policy value”) and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges (see “How you communicate with us”). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period,
(ii) restricting the dollar amount of transfers,
(iii) restricting transfers into and out of certain investment accounts,
(iv) restricting the method used to submit transfers, and
(v) deferring a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.
We may also impose additional administrative conditions upon, or prohibit a transfer request made by a third party giving instructions on behalf of multiple policies, whether owned by the same owner or different owners. If you engage a third party for asset allocation services, then you may be subject to these transfer restrictions because of the actions of that party in providing those services. We will notify the third party you have engaged if we exercise this right.
While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long-term investors.
Tax risks
Life insurance death benefits are ordinarily not subject to income tax. Other Federal and state taxes may apply as further discussed below. In general, you will be taxed on the amount of lifetime distributions that exceed the premiums paid under the policy. Any taxable distribution will be treated as ordinary income (rather than as capital gains) for tax purposes.
In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the “Code”), your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called “7-pay limit” that limits the amount of premium that can be paid in relation to the policy’s death benefit. If the limit is violated, the policy will be treated as a “modified endowment contract,” which can have adverse tax consequences. There are also certain Treasury Department rules referred to as the “investor control rules” that determine whether you would be treated as the “owner” of the assets underlying your policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called “inside build-up” that is a major benefit of life insurance.
There is also a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made, surrender or lapse of the policy with a loan outstanding would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy.
6

FEE TABLES
This section contains the tables that describe all of the fees and expenses that you will pay when buying, owning and surrendering the policy. In the first three tables, certain entries show the minimum charge, the maximum charge and the charge for a representative insured person. Other entries show only the maximum charge we can assess and are labeled as such. The remaining entries are always calculated in the same way, so we cannot assess a charge that is greater than the charge shown in the table. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown.
The first table below describes the fees and expenses that you will pay at the time that you buy the policy, pay a premium after issue, or withdraw account value.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum sales charge	Upon payment of premium	30% of Target Premiums paid in policy year 1
15% of Target Premiums paid in policy years 2-5
10% of Target Premiums paid in policy years 6-10
4% of Target Premiums paid in policy years 11-20
3% of Target Premiums paid in policy years 21 and thereafter
3.5% of any premiums paid in excess of Target Premiums in policy years 1-10
3% of any premiums paid in excess of Target Premiums in policy year 11 and thereafter(1)
Premium tax charge	Upon payment of premium	2.35% of each premium paid
DAC tax charge	Upon payment of premium	1.25% of each premium paid
Premium processing charge	Upon payment of premium	1.25% of each premium paid(2)
Maximum partial withdrawal charge	Upon making a partial withdrawal	Lesser of $20 or 2% of withdrawal amount

(1)  The current charges differ from those shown above as follows: 3% of Target Premiums paid in policy year 11-20, 0% of Target Premiums paid in policy years 21 and thereafter, and 0% of any premiums paid in excess of Target Premiums in policy years 21 and thereafter. If the younger insured is 71 or older when the policy is issued, there will be no sales charges after policy year 11. The “Target Premium” for each policy year is determined at the time the policy is issued and appears in the “Policy Specifications” section of the policy. In general, the greater the proportion of Additional Sum Insured at issue, the lower the Target Premium.
(2)  For policies with a Total Sum Insured of $5 million or more, this charge will be reduced to as low as .50%.
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The next two tables describe the fees and expenses that you will pay periodically during the time you own the policy. These tables do not include fees and expenses paid at the fund level. Except for the policy loan interest rate and the Optional Enhanced Cash Value Rider, all of the charges shown in the tables are deducted from your account value. The second table is devoted only to optional rider benefits.
Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Rate	Current Rate
Insurance charge:(1)
Minimum charge	Monthly	$0.0001 per $1,000 of AAR	$0.0001 per $1,000 of AAR
Maximum charge	Monthly	$83.20 per $1,000 of AAR	$54.74 per $1,000 of AAR
Charge for representative insured persons	Monthly	$0.003 per $1,000 of AAR	$0.003 per $1,000 of AAR
Issue charge	Monthly	$55.55 only during policy year 1-5 plus 2¢ per 1,000 of Total Sum Insured at issue only during policy years 1-3(2)	$55.55 only during policy year 1-5 plus 2¢ per 1,000 of Total Sum Insured at issue only during policy years 1- 3(2)
Administrative charge	Monthly	$10 in all policy years plus 3¢ per $1,000 of Total Sum Insured at issue in all policy years	$7.50 in all policy years plus 1¢ per $1,000 of Total Sum Insured at issue in policy years 1-10(3)
Guaranteed minimum death benefit charge(4)	Monthly, starting in policy year 11	3¢ per $1,000 of Basic Sum Insured at issue	1¢ per $1,000 of Basic Sum Insured at issue
Asset-based risk charge(5)	Monthly	.08% of account value	.07% in policy years 1-15 for policies with Total Sum Insured at issue of less than $5 million
.06% in policy years 1-15 for policies with Total Sum Insured at issue of $5 million - $15 million
.06% in policy years 1-15 for policies with Total Sum Insured at issue of $15 million or more
.01% in policy years 16 and thereafter, regardless of Total Sum Insured at issue
Maximum policy loan interest rate(6)	Accrues daily Payable annually	4.75%	4.75%

(1)  The insurance charge is determined by multiplying the amount of insurance for which we are at risk (the amount at risk or “AAR”) by the applicable cost of insurance rate. The rates vary widely depending upon the Total Sum Insured, the length of time the policy has been in effect, the insurance risk characteristics of the insured persons and the gender of the insured persons. The “minimum” rate shown in the table is the rate in the first policy year for a $250,000 policy issued to cover two 20 year old female preferred non-tobacco underwriting risks. The “maximum” rate shown in the table is the rate in policy year 25 for a $500,000 policy issued to cover two 75 year old male substandard tobacco underwriting risks. This includes the so-called “extra mortality charge.” The “representative insured persons” referred to in the table are a 55 year old male preferred non-tobacco underwriting risk and a 50 year old female preferred non-tobacco underwriting risk with a $500,000 policy. The charges shown in the table may not be particularly relevant to your current situation. For more information about cost of insurance rates, talk to your John Hancock USA representative.
(2)  The second part of this charge is guaranteed not to exceed $200.
(3)  For policies with a Total Sum Insured of $5 million or more, the first part of this charge is currently $0.
(4)  This charge only applies if the guaranteed minimum death benefit feature is elected to extend beyond the tenth policy year.
(5)  This charge only applies to that portion of account value held in the variable investment options. The charge does not apply to the fixed investment option.
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(6)  4.75% is the maximum effective annual interest rate we can charge and applies only during policy years 1-10. The effective annual interest rate is 4.50% for policy years 11-20 and, under our current rules, is 4.00% thereafter. The amount of any loan is transferred from the investment options to a special loan account which earns interest at an effective annual rate of 4.00%. Therefore, the true cost of a loan is the difference between the loan interest we charge and the interest we credit to the special loan account.
Rider Charges
Charge	When Charge is Deducted	Amount Deducted
Age 100 Waiver of Charges Rider(1)
Minimum charge	Monthly	$0.0001 per $1,000 of amount at risk
Maximum charge	Monthly	$2.28 per $1,000 of amount at risk
Charge for representative insured persons	Monthly	$0.0003 per $1,000 of amount at risk
Enhanced Cash Value Rider	Upon payment of premium	2% of all premiums paid in the first policy year up to the Target Premium
Policy Split Option Rider	Monthly	3¢ per $1,000 of current Total Sum Insured
Four Year Term Rider(2)
Minimum charge	Monthly	$0.004 per $1,000 of Term Death Benefit
Maximum charge	Monthly	$0.02 per $1,000 of Term Death Benefit
Charge for representative insured persons	Monthly	$0.005 per $1,000 of Term Death Benefit

(1)  The charge for this rider is determined by multiplying the amount of insurance for which we are at risk by the applicable rate. The rate vary by the issue age and the insurance risk characteristics of the insured persons. The “minimum” rate shown in the table is for two 20 year old tobacco underwriting risks. The “maximum” rate shown in the table is for two 85 year old preferred underwriting risks. The “representative insured persons” referred to in the table are two 50 year old preferred underwriting risks.
(2)  The charge for this rider is determined by multiplying the Term Death Benefit under the rider by the applicable rate. The rates vary by the issue age, gender and insurance risk characteristics of the insured persons. The “minimum” rate shown in the table is for two 20 year old female preferred non-tobacco underwriting risks. The “maximum” rate shown in the table is for two 65 year old male substandard tobacco underwriting risks. The “representative insured persons” referred to in the table are a 55 year old male preferred non-tobacco underwriting risk and a 50 year old female preferred non-tobacco underwriting risk.
The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment account offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets. For more information, please refer to the prospectus for the portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses[1]	0.42%	1.87%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.25% and 1.75%, respectively.
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DETAILED INFORMATION
This section of the prospectus provides additional detailed information that is not contained in the Summary of Benefits and Risks section.
Table of Variable Investment Accounts and Investment Subadvisers
When you select a Separate Account variable investment account, we invest your money in shares of a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) with respect to the PIMCO VIT All Asset portfolio) and hold the shares in a subaccount of the Separate Account. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account variable investment options you select. For more information, please refer to the prospectus for the underlying portfolio.
The JHVIT and the PIMCO Trust are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
Each of the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, and American International portfolios invests in Series 1 shares of the corresponding investment portfolio of the Trust. The American Asset Allocation, American Global Growth, American Growth, American Growth-Income and, American International portfolios (“American Portfolios”) operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the American Portfolios of the Trust for the marketing support services it provides.
The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. Compensation payments may be made by a portfolio’s investment adviser or its affiliates. The compensation payments are based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the prospectus for the underlying portfolio.
The following table provides a general description of the portfolios that underlie the variable investment accounts we make available under the policy. You bear the investment risk of any portfolio you choose as a variable investment account for your policy. You can find a full description of each portfolio, including the investment objectives and strategies, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment account.
The variable investment accounts in the Separate Account are not publicly traded mutual funds. The variable investment accounts are only available to you as variable investment accounts in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the variable investment accounts also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any variable investment account described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the variable investment accounts of our Separate Account.
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The portfolios available under the policies, the investment subadvisers (engaged by JHIMS or PIMCO) and the investment objective for each portfolio are described in the table below. For additional information regarding these portfolios’ investment objectives and strategies, policies and restrictions of and the risks relating to investment in the portfolios, please refer to the prospectus for the underlying portfolio.
Portfolio	Subadviser	Investment Objective
500 Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
American Asset Allocation	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term.
American Global Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital.
American Growth–Income	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital and income.
American International	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective.
Capital Appreciation	Jennison Associates LLC	To seek to provide long-term growth of capital.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Core Bond	Wells Capital Management, Incorporated	To seek to provide total return consisting of income and capital appreciation.
Emerging Markets Value	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
Equity Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital.
Financial Industries	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide growth of capital.
Fundamental All Cap Core	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental Large Cap Value	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term capital appreciation.
Global	Templeton Global Advisors Limited	To seek to provide long-term capital appreciation.
Global Bond	Pacific Investment Management Company LLC	To seek to provide maximum total return, consistent with preservation of capital and prudent investment management.
Health Sciences	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
High Yield	Western Asset Management Company	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
International Equity Index	SSGA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock	Invesco Advisers, Inc.	To seek to provide long-term growth of capital.
International Small Company	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
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Portfolio	Subadviser	Investment Objective
International Value	Templeton Investment Counsel, LLC	To seek to provide long-term growth of capital.
Investment Quality Bond	Wellington Management Company LLP	To seek to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income with some consideration given to growth of capital.
Lifestyle Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Lifestyle Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Managed Volatility Aggressive	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
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Portfolio	Subadviser	Investment Objective
Managed Volatility Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index.
Mid Cap Stock	Wellington Management Company, LLP	To seek to provide long-term growth of capital.
Mid Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available)	Pacific Investment Management Company LLC	To seek to provide maximum real return, consistent with preservation of real capital and prudent investment management.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to provide a combination of long-term capital appreciation and current income.
Science & Technology	Allianz Global Investors U.S. LLC; and T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is incidental to the portfolio’s objective.
Select Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index.
Small Cap Opportunities	Dimensional Fund Advisors LP; and GW&K Investment Management, LLC	To seek to provide long-term capital appreciation.
Small Cap Stock	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Cap Value	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Company Value	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income.
Total Bond Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.*
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index.
Ultra Short Term Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Utilities	Massachusetts Financial Services Company	To seek to provide capital growth and current income (income above that available from the portfolio invested entirely in equity securities).

*  The Barclays U.S. Aggregate Bond Index represents the U.S. investment grade bond market.
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If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by the 1940 Act).
Valuation
We will purchase and redeem series fund shares for the Separate Account at their net asset value without any sales or redemption charges. Shares of a series fund represent an interest in one of the funds of the series fund which corresponds to a subaccount of the Separate Account. Any dividend or capital gains distributions received by the Separate Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.
On each business day, shares of each series fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each series fund's net asset value per share determined for that same date. A “business day” is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern time).
Voting interest
We will vote shares of the portfolios held in the Separate Account at the shareholder meetings according to voting instructions timely received from persons having the voting interest under the policies. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the policy together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold in the Separate Account for policy owners in proportion to the instructions timely received by us from policy owners from all our Separate Accounts that are registered with the SEC under the 1940 Act. We will vote all portfolio shares that we otherwise are entitled to vote (including our own shares) on any matter in proportion to the instructions timely received by us and any affiliated insurance companies with respect to the matter from policy owners in Separate Accounts of these insurance companies that are registered with the SEC under the 1940 Act. The effect of this proportional voting is that a small number of policy owners can determine the outcome of a vote.
We determine the number of a series fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's variable investment account value held in the subaccount by the net asset value of one share in the series fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for a series fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a series fund, ratification of the selection of independent auditors, approval of series fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions. However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.
The voting privileges described above reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by John Hancock USA to be associated with the class of policies to which your policy belongs from the Separate Account to another separate account or subaccount, (2) to deregister the Separate Account under the 1940 Act, (3) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (4) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. Any such change will be made only if, in our judgment, the change would best serve the interests of owners of policies in your policy class or would be appropriate in carrying out the purposes of such policies. We would notify owners of any of the foregoing changes and to the extent legally required, obtain approval of affected owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.
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Description of John Hancock USA
Effective December 31, 2009, we entered into a merger agreement with John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”) and assumed legal ownership of all of the assets of JHLICO and JHVLICO, including those assets related to John Hancock Variable Life Account S, the separate account that currently funds your policy. Effective at the time of the merger, we became the depositor of John Hancock Variable Life Account S (the “Separate Account”).
Except for the succession of John Hancock USA as the depositor for the Separate Account and its assumption of the obligations arising under the policies, the merger did not affect the Separate Account or any provisions of, any rights and obligations under, or any of your allocations among investment options under, the policies. We will continue to administer and service inforce policies of JHLICO and JHVLICO in all jurisdictions where issued and will assume the direct responsibility for the payment of all claims and benefits and other obligations under these policies.
We are a stock life insurance company and are currently licensed in the District of Columbia and all states of the United States, except New York. We were incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan on December 30, 1992. Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of John Hancock USA and its subsidiaries. However, neither John Hancock USA nor any of its affiliated companies guarantees the investment performance of the Separate Account.
We are ranked and rated by independent financial rating services, which may include Moody's, Standard & Poor's, Fitch and A.M. Best. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the company, but they do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.
Description of Separate Account S
The variable investment options shown on page 1 are in fact subaccounts of the Separate Account and initially established by JHVLICO under Massachusetts law. On December 31, 2009, as a result of the merger of JHLICO and JHVLICO into John Hancock USA, we became the owner of all the assets of the Separate Account and currently operate the Separate Account under Michigan law (see “Description of John Hancock USA”).
The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management of the Separate Account or of us.
The Separate Account’s assets are our property. Each policy provides that amounts we hold in the Separate Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can’t be used to pay any indebtedness of John Hancock USA other than those arising out of policies that use the Separate Account. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of John Hancock USA’s other assets. John Hancock USA is obligated to pay all amounts promised to policy holders under the policy.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
The fixed investment option
Our obligations under the fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to any fixed investment option will accrue interest daily at an effective annual rate that we determine without regard to the actual investment experience of the general account. We currently offer only one fixed investment option—the standard fixed investment option. The effective annual rate we declare for the standard fixed investment option will never be less than 4%. We reserve the right to offer one or more additional fixed investment options with characteristics that differ from those of the current fixed investment option, but we are under no obligation to do so.
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Because of exemptive and exclusionary provisions, interests in any fixed investment option have not been and will not be registered under the Securities Act of 1933 (the “1933 Act”) and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to any fixed investment option. Disclosure regarding fixed investment options are, however, subject to certain generally applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Premiums
Planned premiums
The Policy Specifications page of your policy will show the “Planned Premium” for the policy. You choose this amount in the policy application. You will also choose how often to pay premiums—annually, semi-annually, quarterly or monthly. The dates on which the Planned Premiums are “due” are referred to as “modal processing dates.” The premium reminder notice we send you is based on the amount and period you choose. However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see “Lapse and reinstatement”).
Minimum premium payments
Each premium payment must be at least $100.
Maximum premium payments
Federal tax law limits the amount of premium payments you can make relative to the amount of your policy’s insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy (see “Tax considerations”). Also, we may refuse to accept any amount of an additional premium if:
•	that amount of premium would increase our insurance risk exposure, and
•	the insured persons don't provide us with adequate evidence that they continue to meet our requirements for issuing insurance.
In no event, however, will we refuse to accept any premium necessary to prevent the policy from terminating or to keep the guaranteed death benefit feature in effect.
Ways to pay premiums
If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to “John Hancock Life.” We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to our Service Office at the appropriate address shown on the back cover of this prospectus.
We will also accept premiums:
•	by wire or by exchange from another insurance company,
•	via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or
•	if we agree to it, through a salary deduction plan with your employer.
You can obtain information on these other methods of premium payment by contacting your John Hancock USA representative or by contacting our Service Office.
Processing premium payments
We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:
(1) We will process a payment received prior to a policy’s date of issue as if received on the business day immediately preceding the date of issue.
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(2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.
(3) We will process the portion of any premium payment for which we require evidence of the insured person’s continued insurability only after we have received such evidence and found it satisfactory to us.
(4) If we receive any premium payment that we think will cause a policy to become a modified endowment contract or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:
•	The tax problem resolves itself prior to the date the refund is to be made; or
•	The tax problem relates to modified endowment contract status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.
In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.
(5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.
Lapse and reinstatement
Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., “lapse”) for failure to pay charges due under the policy. If the guaranteed minimum death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed minimum death benefit feature is not in effect, the entire policy can lapse. In either case, if the policy’s surrender value is not sufficient to pay the charges on a monthly deduction date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day “grace period” to make that payment. If you don’t pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., “reinstate”) it within 2 years from the beginning of the grace period. You will have to provide evidence that the surviving insured persons still meet our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed minimum death benefit feature is not in effect and the last surviving insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan.
Generally, the suicide exclusion and incontestability provision will apply from the effective date of the reinstatement. Your policy will indicate if this is not the case. A surrendered policy cannot be reinstated.
Guaranteed minimum death benefit feature
This feature is available only if the insured persons meet certain underwriting requirements and only if you’ve elected death benefit Option A (see “The death benefit” below). The feature guarantees that your Basic Sum Insured will not lapse, regardless of adverse investment performance, if both of the following are true:
•	any Additional Sum Insured under the policy is not scheduled to exceed the Basic Sum Insured at any time (see “The death benefit” below), and
•	on each monthly deduction date the amount of cumulative premiums you have paid accumulated at 4% (less all withdrawals from the policy accumulated at 4%) equals or exceeds the sum of all Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4%.
The Guaranteed Minimum Death Benefit Premium (or “GMDB Premium”) is defined in the policy and one-twelfth of it is “due” on each monthly deduction date. The term monthly deduction date is defined under “Procedures for issuance for a policy.” On the application for the policy, you may elect for this feature to extend beyond the tenth policy year. If you so elect, we will impose a special charge for this feature after the tenth policy year. You may revoke the election at any time.
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No GMDB Premium will ever be greater than the so-called “guideline premium” for the policy as defined in section 7702 of the Code. Also, the GMDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see “The death benefit” below). The GMDB Premium varies from policy to policy based upon a number of factors, including each insured person’s issue age, insurance risk characteristics and (generally) gender.
If the guaranteed minimum death benefit test is not satisfied on any monthly deduction date, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have 61 days after default to make that payment. If you don’t pay at least the required amount by the end of that period, the feature will lapse. The feature may be reinstated in accordance with the terms of the policy within 5 years after the monthly deduction date on which default occurred. If it is reinstated more than 1 year after such monthly deduction date, we will require evidence that the surviving insured persons still meet our requirements for issuing coverage. We may refuse to reinstate the feature more than once during the life of the policy.
The guaranteed minimum death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see “The death benefit” below). The guaranteed minimum death benefit feature will cease to apply on the policy anniversary nearest the 100th birthday of the younger insured person (whether or not such insured person is then alive). Also, the feature cannot be reinstated after that policy anniversary. However, the optional “Age 100 Waiver of Charges Rider”, if elected at the time of application for the policy, will continue the guaranteed minimum death benefit feature beyond that policy anniversary.
If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.
The death benefit
In your application for the policy, you will tell us how much life insurance coverage you want on the lives of the insured persons. This is called the “Total Sum Insured.” Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. We reserve the right to impose underwriting restrictions on the proportions of Additional Sum Insured and Basic Sum Insured based upon the anticipated frequency of premium payments and other factors. However, even in the absence of such underwriting restrictions, the Additional Sum Insured generally cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under “Basic Sum Insured vs. Additional Sum Insured” below.
When the last surviving insured person dies, we will pay the death benefit minus any outstanding loans, accrued interest and unpaid fees and charges. There are two ways of calculating the death benefit. You must choose which one you want in the application. The two death benefit options are:
•	Option A - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit, if elected (as described below), or (2) the minimum insurance amount (as described below).
•	Option B - The death benefit will equal the greater of (1) the Total Sum Insured plus your policy’s account value on the date of death of the last surviving insured person, or (2) the minimum insurance amount.
For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A than under Option B for the same premium payments.
Optional extra death benefit feature
If you elect the Option A death benefit, you may also elect this optional extra death benefit feature. The optional extra death benefit is determined on each annual processing date as follows:
•	First, we multiply your account value by a factor specified in the policy. The factor is based on the age of the younger insured person.
•	We will then subtract your Total Sum Insured.
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Any excess is the optional extra death benefit for the remainder of that policy year. This feature may result in the Option A death benefit being higher than the minimum insurance amount. Although there is no special charge for this feature, your monthly insurance charge will be based on that higher death benefit amount. Election of this feature must be made in the application for the policy. You may revoke your election at any time, but there may be adverse tax consequences if you do. An “annual processing date” is the first business day of a policy year.
Limitations on payment of death benefit
If either insured person commits suicide within certain time periods (generally within two years from the Issue Date of the policy), the amount payable will be equal to the premiums paid, less the amount of any policy debt on the date of death, and less any withdrawals, unless otherwise provided by your policy.
Also, if an application misstated the age or sex of either of the insured persons, we will adjust, if necessary, the Base Face Amount, any Supplemental Face Amount, and every other benefit to that which would have been purchased at the correct age or sex by the most recent cost of insurance charges or as otherwise provided by your policy.
Basic Sum Insured vs. Additional Sum Insured
As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.
For the same amount of premiums paid, the charges deducted from premiums and the amount of compensation paid to the selling insurance agent will generally be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed minimum death benefit feature. Therefore, if the policy’s surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed minimum death benefit feature.
Generally, you will incur lower charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed minimum death benefit feature, the proportion of the policy’s Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance. As stated earlier in this prospectus, the guaranteed minimum death benefit feature does not apply if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. If such was the case, you would presumably wish to maximize the proportion of the Additional Sum Insured.
If you want to purchase Additional Sum Insured, you may select from among several forms of it: a level amount of coverage; an amount of coverage that increases on each policy anniversary up to a prescribed limit; an amount of coverage that increases on each policy anniversary to the amount of premiums paid during prior policy years plus the Planned Premium for the current policy year, subject to certain limits; or a combination of those forms of coverage.
Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see “Tax considerations”).
The minimum insurance amount
In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law—the “guideline premium and cash value corridor test” and the “cash value accumulation test.” When you elect the death benefit option, you must also elect which test you wish to have applied. As indicated above, the guideline premium and cash value corridor test is not available if the optional extra death benefit feature is elected. Under the guideline premium and cash value corridor test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the death benefit factor (called “corridor factor” in the policy) applicable on that date. In this case, the factors are derived by applying the guideline premium and cash value corridor test. The factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age 95. A table showing the factor for each policy year will appear in the policy. Under the cash value accumulation test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the death benefit factor applicable on that date. In this case, the factors are derived by applying the cash value accumulation test. The factor decreases as attained age increases. A table showing the factor for each age will appear in
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the policy. Regardless of which test is applied, the appropriate factor will be referred to in the policy as the “Required Additional Death Benefit Factor.”
As noted above, you have to elect which test will be applied when you elect the death benefit option. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the “7 pay” limit for the full 7 years (see “Tax considerations”). The guideline premium and cash value corridor test may be preferable if you want the account value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.
When the younger insured person reaches 100
If the policy is still in effect on the policy anniversary nearest the 100th birthday of the younger of the two insured persons, certain things will happen whether or not the younger insured person is actually alive on that policy anniversary. What happens depends upon whether the age 100 waiver of charges rider is in effect on that policy anniversary.
If you elected the rider at the time of application for the policy and the rider is still in effect, the only thing that will happen is that we will stop deducting any monthly charges (other than the asset-based risk charge) and will stop accepting premium payments.
If you did not elect the rider at the time of application for the policy (or if you did elect it and it is no longer in effect), then the following will happen:
•	We will stop deducting any monthly charges (other than the asset-based risk charge) and will stop accepting any premium payments.
•	The death benefit will become equal to the account value on the date of death. Death benefit Options A and B (as described above) and the guaranteed minimum death benefit feature will all cease to apply.
Requesting an increase in coverage
The Basic Sum Insured generally cannot be increased after policy issue. After the first policy year, we may approve an increase in the Additional Sum Insured. However, you will have to provide us with evidence that the surviving insured persons still meet our requirements for issuing insurance coverage. As to when an approved increase would take effect, see “Effective date of certain policy transactions” below.
Requesting a decrease in coverage
The Basic Sum Insured generally cannot be decreased after policy issue. After the first policy year, we may approve a reduction in the Additional Sum Insured, but only if:
•	the remaining Total Sum Insured will be at least $250,000, and
•	the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy’s life insurance status.
We may refuse any decrease in the Additional Sum Insured if it would cause the death benefit to reflect an increase pursuant to the optional extra death benefit feature. As to when an approved decrease would take effect, see “Effective date of certain policy transactions” below.
Change of death benefit option
Changes of death benefit option are not permitted under our current administrative rules. We expect to be able to allow a change from Option B to Option A in the near future, but that is not guaranteed.
Effective date of certain policy transactions
The following transactions take effect on the policy anniversary on or next following the date we approve the request.
•	Total Sum Insured decreases
•	Additional Sum Insured increases
•	Change of death benefit option from Option B to Option A, when and if permitted by our administrative rules (see “Change of death benefit option” above)
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Tax consequences of coverage changes
Please read “Tax considerations” to learn about possible tax consequences of changing your insurance coverage under the policy.
Your beneficiary
You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the death of the last surviving insured person. Until the death of the last surviving insured person, you can change your beneficiary by written request. Such a change requires the consent of any named irrevocable beneficiary. A new beneficiary designation will not affect any payments we make before we receive it. If no beneficiary is living when the last surviving insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.. You may change the beneficiary during that insured person’s lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the last surviving insured person dies, we will pay the insurance proceeds to the owner or the owner’s estate.
Ways in which we pay out policy proceeds
You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary's name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Please contact our Service Office for more information. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including those listed below.
•	Option 1 - Proceeds left with us to accumulate with interest
•	Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out
•	Option 2B - Equal monthly payments for a specified period of time
•	Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years
•	Option 4 - Equal monthly payments for life with no refund
•	Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven’t been paid out
You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3.50%. If no alternative payment option has been chosen, proceeds may be paid as a single sum.
Changing a payment option
You can change the payment option at any time before the proceeds are payable. If you haven’t made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.
Tax impact of payment option chosen
There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.
The account value
From each premium payment you make, we deduct the charges described under “Deductions from premium payments.” We invest the rest in the investment options you've elected. Special investment rules apply to premiums processed prior to the Allocation Date (see “Premiums - - Processing premium payments”).
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Over time, the amount you’ve invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of a series fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under “Description of charges at the policy level.” We calculate the unit values for each investment account once every business day as of the close of trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. Sales and redemptions within any investment account will be transacted using the unit value next calculated after we receive your request either in writing or other form that we specify. If we receive your request before the close of our business day, we'll use the unit value calculated as of the end of that business day. If we receive your request at or after the close of our business day, we'll use the unit value calculated as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.
The amount you’ve invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. Amounts you invest in a fixed investment option will not be subject to the asset-based risk charge. Otherwise, the policy level charges applicable to the fixed investment option are the same as those applicable to the variable investment options. We reserve the right to offer one or more additional fixed investment options with characteristics that differ from those of the current fixed investment options, but we are under no obligation to do so.
Commencement of investment performance
Any premium payment processed prior to the twentieth day after the policy’s date of issue will automatically be allocated to the Money Market B investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market B investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.
All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.
Allocation of future premium payments
At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.
Transfers of existing account value
You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.
The policies are not designed for professional market timing organizations or other persons or entities that use programmed, large or frequent transfers among investment options, as described in the “Market timing and disruptive trading risks” section of this prospectus. As a consequence, we have reserved the right to impose limits on the number and frequency of transfers into and out of variable investment options. Under our current rules, we impose the following restrictions on transfers into and out of variable investment options. Transfers out of a fixed investment option are subject to additional limitations noted below.
Our current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraphs). For purposes of this restriction, and in applying the limitation on the number of free transfers, any transfers made during the period from the opening of a business day (usually 9:00 a.m. Eastern time) to the close of that business day (usually 4:00 p.m. Eastern time) are considered one transfer. You may, however, transfer to the Money Market investment option even if the two transfer per month limit has been reached, but only if 100% of the account value in all variable investment options is transferred to the Money Market investment option. If such a transfer to the Money Market investment option is made then, for the 30 calendar day period after such transfers, no transfers from the Money Market investment option to any other investment options (variable or fixed) may be made. If your policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
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Policies such as yours may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any account values are transferred from one variable investment option into a second variable investment option, the values can only be transferred out of the second investment option if they are transferred into the Money Market investment option; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market investment option may not be transferred out of the Money Market investment option into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Subject to our approval, we may offer policies purchased by a corporation or other entity that has purchased policies to match its liabilities under an employee benefit plan, as described above, the ability to electronically rebalance the investment options in its policies. Under these circumstances, in lieu of imposing any specific limit upon the number or timing of transfers, we will monitor aggregate trades among the sub-accounts for frequency, pattern and size for potentially harmful investment practices. If we detect trading activity that we believe may be harmful to the overall operation of any investment account or underlying portfolio, we may impose conditions on policies employing electronic rebalancing to submit trades, including setting limits upon the number and timing of transfers, and revoking privileges to make trades by any means other than written communication submitted via U.S. mail.
While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors. The restrictions described in these paragraphs will be applied uniformly to all policy owners subject to the restrictions.
Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to the Trust or to other investment companies in which the Separate Account invests, at their request. An investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.
If we change any of the above rules relating to transfers, we will notify you of the change. Transfers under the dollar cost averaging program will not be counted toward any limit or restriction on transfers into and out of variable investment options.
Transfers out of the fixed investment option are currently subject to the following restrictions.
•	You can only make such a transfer once in each policy year.
•	Any transfer request received within 6 months of the last transfer out of the fixed investment option will not be processed until such 6 month period has expired.
•	The most you can transfer at any one time is the greater of (i) $500, (ii) 20% of the assets in your fixed investment option or (iii) the amount transferred out of your fixed investment option during the previous policy year.
We reserve the right to impose limits on the minimum amount of each transfer out of the fixed investment option and the maximum amount of any transfer into the fixed investment option after the second policy year. We also reserve the right to impose different restrictions on any additional fixed investment option that we may offer in the future.
If there is a default as described in the “Lapse and reinstatement” provision and a “grace period” is triggered, you will be prohibited from making any transfers among investment options while the grace period remains in effect.
Dollar cost averaging
This is a program of automatic monthly transfers out of the Money Market investment option into one or more of the other variable investment options. You choose the investment options and the dollar amount and timing of the transfers. Any transfer made under this program will not count toward the annual transfer limit described under “Transfers of existing account value.” The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. Obviously, the success of this strategy depends on market trends and is not guaranteed. No fee is charged for this program.
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Scheduled transfers under this option may be made from the Money Market investment option to not more than nine other variable investment options. However, the amount transferred to any one investment option must be at least $100.
Once we receive the election in form satisfactory to us at our Service Office, transfers will begin on the second monthly deduction date following its receipt. Once elected, the scheduled monthly transfer option will remain in effect for so long as you have at least $2,500 of your account value in the Money Market investment option, or until we receive written notice from you of cancellation of the option or notice of the death of the last surviving insured person.
Surrender and partial withdrawals
Full surrender
You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy debt. This is called your “surrender value.” You must return your policy when you request a full surrender. We process surrenders as of the day we receive the surrender request.
Partial withdrawals
You may make a partial withdrawal of your surrender value at any time. Generally, each partial withdrawal must be at least $1,000. There is a charge for each partial withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. The amount in each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your surrender value to fall below 3 months’ worth of monthly charges (see “Deductions from account value”). We also reserve the right to refuse any partial withdrawal that would cause the policy’s Total Sum Insured to fall below $250,000 or the policy's Basic Sum Insured to fall below $250,000. Any partial withdrawal (other than a Terminated ASI Withdrawal Amount, as described below) will reduce your death benefit under either Option A or Option B (see “The death benefit”) and under the guaranteed minimum death benefit feature (see “Guaranteed minimum death benefit feature”). Under Option A, such a partial withdrawal will reduce the Total Sum Insured. Under the guaranteed minimum death benefit feature, such a partial withdrawal will reduce the Basic Sum Insured. A “Terminated ASI Withdrawal Amount” is any partial withdrawal made while there is an Additional Sum Insured under the policy that later lapses as described under “Lapse and reinstatement.” The total of all Terminated ASI Withdrawal Amounts cannot exceed the Additional Sum Insured in effect immediately before the Additional Sum Insured lapses.
Policy loans
You may borrow from your policy at any time by completing a form satisfactory to us. However, you can't borrow from your policy during a “grace period” (see “Lapse and reinstatement”). The maximum amount you can borrow is 90% of your account value, less any existing indebtedness.
The minimum amount of each loan is $1,000. The interest charged on any loan is currently an effective annual rate of 4.75% in the first 10 policy years, 4.50% in the policy years 11 through 20, and 4.00% thereafter. However, we reserve the right to increase the percentage after policy year 20 to as much as 4.25%. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.00%. The tax consequences of a loan interest credited differential of 0% are unclear. You should consult a tax adviser before effecting a loan to evaluate possible tax consequences. If we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law. The right to increase the rate charged on the loan is restricted in some states. Please see your John Hancock USA representative for details. We process policy loans as of the day we receive the loan request.
Repayment of policy loans
You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:
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•	The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.
•	The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.
If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments. We process loan repayments as of the day we receive the repayment.
Effects of policy loans
The account value, the net cash surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.
The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.
Whenever the outstanding loan exceeds 90% of your account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee’s last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Policy loans may also result in adverse tax consequences under certain circumstances (see “Tax considerations”).
Description of charges at the policy level
Deductions from premium payments
•	Premium tax charge - A charge to cover state premium taxes we currently expect to pay, on average. This charge is currently 2.35% of each premium.
•	DAC tax charge - A charge to cover the increased Federal income tax burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.
•	Premium processing charge - A charge to help defray our administrative costs. This charge is 1.25% of each premium. For policies with a Total Sum Insured of $5 million or more, this charge will be reduced to as low as .50%.
•	Sales charge - A charge to help defray our sales costs. The charge for premiums paid in the first policy year is 30% of premiums paid up to the Target Premium, and 3.5% of premiums paid in excess of the Target Premium. The charge for premiums paid after the first policy year up to the Target Premium is 15% in policy years 2 through 5, 10% in policy years 6 through 10, up to 4% (currently 3%) in policy years 11 through 20, and up to 3% (currently 0%) thereafter. The charge for premiums paid after the first policy year in excess of the Target Premium is 3.5% in policy years 2 through 10, 3% in policy years 11 through 20, and up to 3% (currently 0%) thereafter. If the younger of the insured persons is age 71 or older when the policy is issued, there will be no sales charges deducted from premiums paid after the eleventh policy year. The “Target Premium” is determined at the time the policy is issued and will appear in the “Policy Specifications” section of the policy.
•	Enhanced Cash Value Rider charge - A charge to cover the cost of this rider, if elected, equal to 2% of premium paid in the first policy year that does not exceed the Target Premium.
Deductions from account value
•	Issue charge - A monthly charge to help defray our administrative costs. This charge has two parts: (1) a flat dollar amount of $55.55 deducted only during the first five policy years, and (2) a charge of 2¢ per $1,000 of Total Sum Insured at issue that is deducted only during the first three policy years. The second part of this monthly charge is guaranteed not to exceed $200.
•	Administrative charge - A monthly charge to help defray our administrative costs. This charge also has two parts: (1) a flat dollar charge of up to $10 (currently $7.50), and (2) a charge of 3¢ per $1,000 of Total Sum Insured at issue
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(currently 1¢ per $1,000 of Total Sum Insured at issue during the first ten policy years). However, for policies with a Total Sum Insured at issue of $5 million or more, the first part of this charge is currently zero.
•	Insurance charge - A monthly charge for the cost of insurance. To determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of each of the insured persons, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as each insured person's attained age increases. (An insured person’s “attained age” on any date is his or her age on the birthday nearest that date). The insurance charge is not affected by the death of the first insured person to die.
•	Asset-based risk charge - A monthly charge for mortality and expense risks we assume. The charge is a percentage of that portion of your account value allocated to variable investment options. The charge does not apply to the fixed investment option. We guarantee that the percentage will never exceed .08% per month (.90% on an effective annual basis). The actual percentage applied will vary depending upon the policy year in which the charge is made and the Total Sum Insured at issue. For policy years 1 through 15, the current monthly percentages are as follows: .07% for a Total Sum Insured at issue of less than $5 million, .06% for a Total Sum Insured at issue of at least $5 million but less than $15 million, and .06% for a Total Sum Insured at issue of $15 million or more. (These monthly percentages equate to the following effective annual percentages: .80%, .75% and .70%, respectively). For policy year 16 and thereafter, the current monthly percentage is .01%, regardless of the Total Sum Insured at issue. (That monthly percentage equates to an effective annual percentage of .10%). The reduction after 15 years has not occurred yet under any policy, since no policy has yet been outstanding for 15 years.
•	Guaranteed minimum death benefit charge - A monthly charge beginning in the eleventh policy year if the guaranteed minimum death benefit feature is elected to extend beyond the first ten policy years. This charge is currently 1¢ per $1,000 of Basic Sum Insured at issue and is guaranteed not to exceed 3¢ per $1,000 of Basic Sum Insured at issue.
•	Optional benefits charge - Monthly charges for optional insurance benefits (other than the optional enhanced cash value rider) added to the policy by means of a rider. The riders we currently offer are described under “Optional benefit riders you can add.”
•	Partial withdrawal charge - A charge for each partial withdrawal of account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $20 or 2% of the withdrawal amount.
Loan interest rate
The maximum loan interest charged on any loan is shown in the Fee Tables and described under “Policy loans” in this prospectus.
Additional information about how certain policy charges work
Sales expenses and related charges
The sales charges help to compensate us for the cost of selling our policies (see “Description of charges at the policy level”). The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policy. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the policies, or from our general assets. Similarly, administrative expenses not fully recovered by the premium processing, issue and administrative charges may also be recovered from such other sources.
Effect of premium payment pattern
You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $14,000. If you paid
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$20,000 (i.e., two times the Target Premium amount) in every other policy year up to and including the ninth policy year, you would pay total sales charges of only $9,750. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed minimum death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy’s 7-pay premium limit and, as a result, cause the policy to become a modified endowment contract, with adverse tax consequences to you upon receipt of policy distributions (see “Tax considerations”).
Method of deduction
We deduct the monthly charges described in the Fee Tables section from your policy’s investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.
The insurance under the policy continues in full force during any grace period but, if the last surviving insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.
Reduced charges for eligible classes
The charges otherwise applicable may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association’s capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.
Other charges we could impose in the future
Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.
We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels or in the Federal income tax treatment of the deferred acquisition costs for this type of policy.
Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. Currently, premium tax levels range from 0 - 3.5%. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.
Description of charges at the fund level
The funds must pay investment management fees and other operating expenses. These fees and expenses (shown in the prospectus for the underlying portfolio) are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.
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Other policy benefits, rights and limitations
Optional benefit riders you can add
When you apply for a policy, you can request any of the optional benefit riders that we then make available. Availability of any rider, the benefits it provides and the charges for it may vary by state. Our rules and procedures will govern eligibility for any rider and, in some cases, the configuration of the actual rider benefits. Each rider contains specific details that you should review before you decide to choose the rider. Charges for most riders will be deducted from the policy’s account value. We may change these charges (or the rates that determine them), but not above any applicable maximum amount stated in the Policy Specifications page of your policy.
•	Policy Split Option Rider - At the time of policy issue, you may elect a rider that will permit the Total Sum Insured to be evenly split into two separate policies, one for each insured person, but only if the insured persons get divorced or certain Federal tax law changes occur. The rider may be cancelled at any time, but it will automatically terminate on the date of death of the first insured person to die or on the policy anniversary nearest the older insured person’s 85th birthday, whichever is earlier. A policy split could have adverse tax consequences, so check with your tax adviser before electing this rider.
•	Enhanced Cash Value Rider - If you surrender the policy at any time during the first 4 policy years and this rider is then in effect, we will pay an Enhanced Cash Value Benefit. The Benefit is paid in addition to the policy surrender value. The Benefit is equal to a percentage of first year premiums paid up to the Target Premium. The percentage will be specified in the policy. Also, if you die during the first 4 policy years and the rider is in effect, we will increase the policy’s account value by the amount of the Benefit in determining the death benefit payable. Since the rider increases the amount of insurance for which we are at risk, it increases the amount of the insurance charge described under “Deductions from premium payments.” The maximum amount you may borrow from the policy or withdraw from the policy through partial withdrawals is not effected by this rider. This rider can only be elected at the time of application for the policy.
•	Four Year Term Tider - This rider provides a Term Death Benefit upon the death of the last insured person while the rider is in effect. In your application for this rider, you will tell us how much term insurance coverage you want on the lives of the insured persons.
•	Age 100 Waiver of Charges Rider - Provides for the continuation of the Total Sum Insured in force when the insured person attains age 100, without charge, if the policy's account value at the time is greater than the sum of 1 plus the amount of any surrender charges then existing. The monthly charge for this rider currently begins in the 6th policy year.
Variations in policy terms
Insurance laws and regulations apply to us in every state in which our policies are sold. As a result, terms and conditions of your insurance coverage may vary depending on where you purchase a policy. We disclose all material variations in this prospectus.
We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under “Reduced charges for eligible classes.” No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.
Any variation discussed above will be made only in accordance with uniform rules that we adopt and that we apply fairly to our customers.
Procedures for issuance of a policy
Generally, the policy is available with a minimum Total Sum Insured at issue of $250,000 and a minimum Basic Sum Insured at issue of $250,000. At the time of issue, each insured person must have an attained age of at least 20 and no more than 85. All insured persons must meet certain health and other insurance risk criteria called underwriting standards.
Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured persons in either the premium rates or the charges or values under the policy.
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Minimum initial premium
The Minimum Initial Premium must be received by us at our Service Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of each of the insured persons, the Total Sum Insured at issue, and the policy options you have selected.
Commencement of insurance coverage
After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured persons' risk classification should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the last surviving insured person dies (except for the circumstances described under “Temporary coverage prior to policy delivery” below).
The policy will take effect only if all of the following conditions are satisfied.
•	The policy is delivered to and received by the applicant.
•	The Minimum Initial Premium is received by us.
•	Each insured person is living and still meets our criteria for issuing insurance.
If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the “date of issue.” That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.
Backdating
In order to preserve a younger age at issue for at least one of the insured persons, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as “backdating” and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.
The conditions for coverage described above under “Commencement of insurance coverage” must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (if it is used to preserve an insured person’s younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.
Temporary coverage prior to policy delivery
If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary survivorship term life insurance coverage on the insured persons for a period prior to the time coverage under the policy takes effect. Such temporary survivorship term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.
Monthly deduction dates
Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.
Changes that we can make as to your policy
We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.
In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include those listed below.
•	Changes necessary to comply with or obtain or continue exemptions under the Federal securities laws
•	Combining or removing investment options
•	Changes in the form of organization of any separate account
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Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.
The owner of the policy
Who owns the policy? That’s up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Wherever the term “you” appears in this prospectus, we’ve assumed that the reader is the person who has the right or privilege being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.
While either of the insured persons is alive, you will have a number of options under the policy. These options include those listed below.
•	Determine when and how much you invest in the various investment options
•	Borrow or withdraw amounts you have in the investment options
•	Change the beneficiary who will receive the death benefit
•	Change the amount of insurance
•	Turn in (i.e., “surrender”) the policy for the full amount of its surrender value
•	Choose the form in which we will pay out the death benefit or other proceeds
It is possible to name so-called “joint owners” of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.
Policy cancellation right
You have the right to cancel your policy within 10 days after you receive it (the period may be longer in some states). This is often referred to as the “free look” period. During this period, your premiums will be allocated as described under “Processing premium payments” in this prospectus. To cancel your policy, simply deliver or mail the policy to:
•	John Hancock USA at one of the addresses shown on the back cover of this prospectus, or
•	the John Hancock USA representative who delivered the policy to you.
In most states, you will receive a refund of any premiums you’ve paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by John Hancock USA prior to that date. The date of cancellation will be the date of such mailing or delivery.
Reports that you will receive
At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.
Semi-annually we will send you a report containing the financial statements of each series fund, including a list of securities held in each fund.
Assigning your policy
You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.
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When we pay policy proceeds
General
We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary's name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Please contact our Service Office for more information.
Delay to challenge coverage
We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.
Delay for check clearance
We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system. We will not delay payment longer than necessary for us to verify a check has cleared the banking system.
Delay of separate account proceeds
We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (3) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.
Delay of general account surrender proceeds
State laws allow us to defer payment of any portion of the surrender value derived from the fixed investment option for up to 6 months. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis.
How you communicate with us
General rules
You should mail or express all checks and money orders for premium payments and loan repayments to our Service Office at the appropriate address shown on the back cover.
Under our current rules, certain requests must be made in writing and be signed and dated by you. These requests include those listed below.
•	loans
•	surrenders or partial withdrawals
•	change of death benefit option
•	increase or decrease in Total Sum Insured
•	change of beneficiary
•	election of payment option for policy proceeds
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•	tax withholding elections
•	election of telephone transaction privilege
The following requests may be made either in writing (signed and dated by you) or by telephone or fax if a special form is completed (see “Telephone and facsimile transactions” below).
•	transfers of account value among investment options
•	change of allocation among investment options for new premium payments
You should mail or express all written requests to our Service Office at the appropriate address shown on the back cover. You should also send notice of the insured person's death and related documentation to our Service Office. We don't consider that we've “received” any communication until such time as it has arrived at the proper place and in the proper and complete form.
We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from our Service Office or your John Hancock USA representative. Each communication to us must include your name, your policy number and the name of each of the insured persons. We cannot process any request that doesn’t include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered “received” by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.
Telephone and facsimile transactions
If you complete a special authorization form, you can request transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-521-1234 or by faxing us at 1-617-572-1571. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.
If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.
As stated earlier in this prospectus, the policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we have imposed restrictions on transfers. However, we also reserve the right to change our telephone and facsimile transaction policies or procedures at any time. Moreover, we also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.
Distribution of policies
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the Trust, whose securities are used to fund certain variable investment accounts under the policies and under other annuity and life insurance products we offer.
JH Distributors' principal address 200 Berkeley Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. In addition, we, either
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directly or through JH Distributors, have entered into agreements with other financial intermediaries that provide marketing, sales support and certain administrative services to help promote the policies (“financial intermediaries”). In a limited number of cases, we have entered into loans, leases or other financial agreements with these broker-dealers or financial intermediaries or their affiliates.
Compensation
The broker-dealers and other financial intermediaries that distribute or support the marketing of our policies may be compensated by means of various compensation and revenue sharing arrangements. A general description of these arrangements is set out below under “Standard compensation” and “Additional compensation and revenue sharing.” These arrangements may differ between firms, and not all broker-dealers or financial intermediaries will receive the same compensation and revenue sharing benefits for distributing our policies. Also, a broker-dealer may receive more or less compensation or other benefits for the promotion and sale of our policy than it would expect to receive from another issuer.
Under their own arrangements, broker-dealers determine how much of any amounts received from us is to be paid to their registered representatives.
Policy owners do not pay any compensation or revenue sharing benefits directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying fund’s distribution plan (“12b-1 fees”), the fees and charges imposed under the policy and other sources.
You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy. We provide additional information on special compensation or reimbursement arrangements involving broker-dealers and other financial intermediaries in the SAI, which is available upon request.
Standard compensation. JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies, and for providing ongoing service in relation to policies that have already been purchased. We may also pay a limited number of broker-dealers commissions or overrides to “wholesale” the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling.
The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. The compensation paid is not expected to exceed 135% of the target premium paid in the first policy year, 10% of the target premium paid in years 2-4, and 5% of the target premium paid in years 5 and after. Compensation on any premium paid in excess of target premium in any year will not exceed 8%. This compensation schedule is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders).
Additional compensation and revenue sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter into special compensation or reimbursement arrangements (“revenue sharing”), either directly or through JH Distributors, with selected broker-dealers and other financial intermediaries. In consideration of these arrangements, a firm may feature our policy in its sales system, give us preferential access to sales staff, or allow JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force. We hope to benefit from these revenue sharing and other arrangements through increased sales of our policies.
Selling broker-dealers and other financial intermediaries may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's “due diligence” examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public or client seminars, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions, and/or other contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash or other rewards as may be permitted under FINRA rules and other applicable laws and regulations.
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Tax considerations
This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.
General
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our policy holder reserves. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a charge we may impose against the Separate Account to compensate us for the cost of a delay in the deductibility of deferred acquisition costs (the “DAC tax” adjustment) pursuant to section 848 of the Internal Revenue Code. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that is passed through to policy owners.
The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes where applicable. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.
Death benefit proceeds and other policy distributions
Generally, death benefits paid under policies such as yours are not subject to income tax unless policy ownership has been transferred in exchange for payment. Earnings on your account value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. Any portion not treated as a return of your premiums would be includible in your income.
Please note that certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.
However, some of the tax rules change if your policy becomes a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. In that case, additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)
We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.
If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. (As noted above, a transfer of the policy for valuable consideration may limit the exclusion of death benefits from the beneficiary's income.)
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Increases in account value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed only on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it were a result of the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).
Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership.
It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of amounts permitted under section 7702, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.
Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.
Policy loans
We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, an amount equal to any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Diversification rules and ownership of the Separate Account
Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investor control” over the underlying assets.
In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the Separate Account used to support the policy. In those circumstances, income and gains from the Separate Account assets would be includible in the policy owner's gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of Separate Account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 (T.D. 8101) stated that guidance would be issued in the form of regulations or rulings on “the extent to which policyholders may direct their investments to particular sub-accounts of a Separate Account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on
35

this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of Separate Account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Separate Account.
We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
7-pay premium limit and modified endowment contract status
At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.
The 7-pay limit at any time during the first seven contract years is the total of net level premiums that would have been payable at or before that time under a comparable fixed policy that would be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.
Policies classified as modified endowment contracts are subject to the following tax rules:
•	First, all withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the withdrawal over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.
•	Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.
•	Third, a 10% additional penalty tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
•	is made on or after the date on which the policy owner attains age 59½;
•	is attributable to the policy owner becoming disabled; or
•	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.
These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.
Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.
Moreover, under a policy insuring a single life, if there is a reduction in benefits (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the
36

recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, a reduction in benefits under the policy at any time will require re-testing. For such a policy the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
If your policy is issued as a result of an exchange subject to section 1035 of the Internal Revenue Code, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice. A new policy issued in exchange for a modified endowment contract will also be a modified endowment contract regardless of any change in the death benefit.
All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the rules on taxation of withdrawals from modified endowment contracts. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
Corporate and H.R. 10 retirement plans
The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.
Withholding
To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions. Electing to have no withholding will not reduce your tax liability and may expose you to penalties under the rules governing payment of estimated taxes.
Life insurance purchases by residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.
Life insurance purchases by non-resident aliens
If you are not a U.S. citizen, U.S. resident alien or other U.S. person, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.
Life insurance owned by citizens or residents living abroad
If you are a U.S. citizen or permanent resident living outside the United States, you are still subject to income taxation by the United States. Since many countries tax on the basis of domicile, you may also be subject to tax in the country or territory in which you are living. The tax-deferred accumulation of gain that a life insurance policy provides under United States tax law may not be available under the tax laws of the country in which you are living. If you are living outside the United States or planning to do so, you should consult with a qualified tax adviser before purchasing or retaining ownership of a policy. If your policy is issued as a result of an exchange of a policy owned or issued outside the United States, the country or territory in which you reside may still tax you on the surrender of the policy replaced through the exchange. You should consult with a qualified tax adviser before exchanging your policy issued outside of the United States for one issued within the United States.
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Financial statements reference
The financial statements of John Hancock USA and the Separate Account can be found in the SAI. The financial statements of John Hancock USA should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of John Hancock USA to meet its obligations under the policies. Our general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.
Registration statement filed with the SEC
This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.
Legal and Regulatory Matters
There are no legal proceedings to which the Depositor, the Separate Account or the principal underwriter is a party or to which the assets of the Separate Account are subject that are likely to have a material adverse effect on the Separate Account or the ability of the principal underwriter to perform its contract with the Separate Account or of the Depositor to meet its obligations under the policy.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial statements of John Hancock Variable Life Account S at December 31, 2018, and for each of the two years in the period ended December 31, 2018, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
38

In addition to this prospectus, John Hancock USA has filed with the SEC an SAI that contains additional information about John Hancock USA and the Separate Account, including information on our history, services provided to the Separate Account, and the audited financial statements for John Hancock USA and the Separate Account. The SAI and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.
JOHN HANCOCK USA SERVICE OFFICE
Overnight Express Delivery	Mail Delivery
Life Post Issue - Specialty Products John Hancock Insurance Company 30 Dan Road, Suite #55979 Canton, MA 02021	Life Post Issue - Specialty Products John Hancock Insurance Company PO Box 55979 Boston, MA 02205
Phone:	Fax:
1-800-521-1234	1-617-572-1571
Information about the Separate Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.
1940 Act File No. 811-7782—1933 Act File No. 333-164156

Supplement Dated April 29, 2019
TO
Prospectuses Dated April 29, 2019 Or Later

This Supplement is to be distributed with certain prospectuses for variable life insurance policies of John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.
The prospectuses involved bear the title “Protection Variable Universal Life,” “Accumulation Variable Universal Life,” “Accumulation Variable Universal Life 2014,” “Corporate VUL,” “Medallion Variable Universal Life Plus,” “Medallion Variable Universal Life Edge,” “Medallion Variable Universal Life Edge II,” “Medallion Executive Variable Life,” “Medallion Executive Variable Life II,” “Medallion Executive Variable Life III,” “Performance Executive Variable Life,” “Variable Estate Protection,” “Variable Estate Protection Plus,” “Variable Estate Protection Edge,” “Performance Survivorship Variable Universal Life”, “Protection Variable Universal Life”, and “Survivorship Variable Universal Life.” We refer to these prospectuses as the “Product Prospectuses.”
This supplement will be used only with policies sold through the product prospectuses and through registered representatives affiliated with the M Financial Group.

This Supplement is accompanied with a current prospectus for the M Fund, Inc. that contains detailed information about the funds. Be sure to read that prospectus before selecting any of the four additional variable investment options/investment accounts.

AMENDMENT TO PRODUCT PROSPECTUSES
The table on the cover page of each product prospectus is amended to include the following four additional variable investment options/investment accounts:
M Capital Appreciation
M International Equity
M Large Cap Growth
M Large Cap Value
VL M SUPP (4/2019)
1

Supplement Dated April 29, 2019
To
Prospectuses Dated April 29, 2019

This Supplement is intended to be distributed with the prospectuses for the following variable life insurance policies of John Hancock Life Insurance Company (U.S.A.) that are delivered or issued for delivery in the states specified:
MEDALLION VARIABLE UNIVERSAL LIFE PLUS
(MASSACHUSETTS AND TEXAS ONLY)
MEDALLION VARIABLE UNIVERSAL LIFE EDGE
(MARYLAND, MASSACHUSETTS AND TEXAS ONLY)
VARIABLE ESTATE PROTECTION PLUS
(MASSACHUSETTS AND TEXAS ONLY)
VARIABLE ESTATE PROTECTION EDGE
(MASSACHUSETTS AND TEXAS ONLY)

Notwithstanding any language in the prospectus to the contrary, the following shall apply: (1) The Guaranteed Minimum Death Benefit feature will apply only during the first five Policy years. (2) There is no option to extend the Guaranteed Minimum Death Benefit feature beyond the first five Policy years and, as a consequence, there can be no Guaranteed Minimum Death Benefit Charge assessed under the Policy.
MD-MA-TX (4/2019)
1

Statement of Additional Information
dated April 29, 2019
for interests in
John Hancock Variable Life Account S
(Name of Registrant)
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
(Name of Depositor)
This is a Statement of Additional Information (“SAI”). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting our Service Office by mail at Life Post Issue, John Hancock Insurance Company, PO Box 55979, Boston, MA 02205, or telephone at 1-800-827-4546.

Description of the Depositor
Under the Federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the “Depositor.” John Hancock USA (“Depositor”) is a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The Depositor is a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, the Depositor was known as The Manufacturers Life Insurance Company (U.S.A.).
The Depositor's ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Effective December 31, 2009, we entered into a merger agreement with John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”) and assumed legal ownership of all of the assets of JHLICO and JHVLICO, including those assets related to John Hancock Variable Life Account S, the separate account that currently funds your policy. Effective at the time of the merger, we became the depositor of John Hancock Variable Life Account S (the “Separate Account” “Registrant”).
Except for the succession of John Hancock USA as the Depositor for the Separate Account and its assumption of the obligations arising under the policies, the merger did not affect the Separate Account or any provisions of, any rights and obligations under, or any of your allocations among investment options under, the policies. We will continue to administer and service inforce policies of JHLICO and JHVLICO in all jurisdictions where issued and will assume the direct responsibility for the payment of all claims and benefits and other obligations under these policies.
Description of the Registrant
Under the Federal securities laws, the registered separate account underlying the variable life insurance policy is known as the “Registrant.” John Hancock Variable Life Account S (the “Registrant” or “Separate Account”), is a separate account initially established by JHVLICO under Massachusetts law. The variable investment accounts shown on page 1 of the prospectus are subaccounts of the Separate Account. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the Securities and Exchange Commission (“SEC”) of the management of the Separate Account or of the Depositor.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
Services
Administration of policies issued by the Depositor and of registered separate accounts organized by the Depositor may be provided by other affiliates. Neither the Depositor nor the separate accounts are assessed any charges for such services.
Custodianship and depository services for the Registrant are provided by State Street Investment Services (“State Street”). State Street’s address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts, 02111.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial statements of John Hancock Variable Life Account S at December 31, 2018, and for each of the two years in the period ended December 31, 2018, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
2

Principal Underwriter/Distributor
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with the Depositor, is the principal distributor and underwriter of the securities offered through the prospectus. JH Distributors acts as the principal distributor of a number of other life insurance and annuity products we and our affiliates offer or maintain. JH Distributors also acts as the principal underwriter of John Hancock Variable Insurance Trust (the “Trust”), whose securities are used to fund certain variable investment options under the policies and under other life insurance and annuity products we offer or maintain.
JH Distributors' principal address is 200 Berkeley Street, Boston, MA 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors.
The aggregate dollar amount of underwriting commissions paid to JH Distributors by the Depositor and its affiliates in connection with the sale of variable life products in 2018, 2017, and 2016, was $95,309,756, $94,706,904, and $100,416,732, respectively. JH Distributors did not retain any of these amounts during such periods.
The registered representative through whom your policy is sold will be compensated pursuant to the registered representative’s own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy.
Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms and other financial intermediaries. The terms of such arrangements may differ among firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:
•	Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm’s conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.
•	Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.
•	Payments based upon “assets under management”: These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.
Additional Information About Charges
A policy will not be issued until the underwriting process has been completed to our satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.
3

Special purchase programs for eligible classes
The policy may be available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. We reserve the right to reduce any of the policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.
4

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)

For the Years Ended December 31, 2018, 2017 and 2016

With Report of Independent Auditors

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Years Ended December 31, 2018, 2017 and 2016

Report of Independent Auditors

The Board of Directors and Stockholder

John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) (the Company), which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2018, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, on the basis of accounting described in Note 2.

/s/ Ernst & Young LLP

Boston, Massachusetts

April 3, 2019

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS—STATUTORY BASIS

	December 31,
	2018	2017

	(in millions)
Admitted assets
Cash and invested assets:
Bonds	$44,556	$47,970
Stocks:
Preferred stocks	14	11
Common stocks	918	1,354
Investments in affiliates	2,913	2,560
Mortgage loans on real estate	12,085	11,900
Real estate:
Company occupied	162	286
Investment properties	3,851	5,436
Cash, cash equivalents and short-term investments	2,988	4,131
Policy loans	2,788	2,726
Derivatives	8,511	9,637
Receivable for securities	1	16
Other invested assets	9,728	9,269

Total cash and invested assets	88,515	95,296
Investment income due and accrued	583	705
Premiums due	65	65
Amounts recoverable from reinsurers	232	163
Net deferred tax asset	-	13
Funds held by or deposited with reinsured companies	3,188	3,321
Other reinsurance receivable	575	181
Amounts due from affiliates	244	477
Other assets	2,423	1,435
Assets held in separate accounts	124,131	141,167

Total admitted assets	$219,956	$242,823

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS—STATUTORY BASIS – (CONTINUED)

	December 31,
	2018	2017

	(in millions)
Liabilities and capital and surplus
Liabilities:
Policy and contract obligations:
Policy reserves	$64,047	$69,132
Policyholders’ and beneficiaries funds	2,395	2,683
Consumer notes	154	197
Dividends payable to policyholders	393	408
Policy benefits in process of payment	445	450
Other amount payable on reinsurance	845	534
Other policy obligations	46	46

Total policy and contract obligations	68,325	73,450
Payable to parent and affiliates	1,309	1,645
Transfers to (from) separate account, net	(311)	(365)
Asset valuation reserve	1,981	2,106
Reinsurance in unauthorized companies	1	4
Funds withheld from unauthorized reinsurers	336	66
Interest maintenance reserve	1,373	2,038
Current federal income taxes payable	-	104
Net deferred tax liability	77	-
Derivatives	3,719	4,129
Payables for collateral on derivatives	1,559	1,973
Payables for securities	29	177
Funds held under coinsurance	7,376	7,239
Other general account obligations	1,181	981
Obligations related to separate accounts	124,131	141,167

Total liabilities	211,086	234,714

Capital and surplus:
Preferred stock (par value $1; 50,000,000 shares authorized; 100,000 shares issued and outstanding at December 31, 2018 and 2017)	-	-
Common stock (par value $1; 50,000,000 shares authorized; 4,728,940 shares issued and outstanding at December 31, 2018 and 2017, respectively)	5	5
Paid-in surplus	3,219	3,219
Surplus notes	585	585
Unassigned surplus	5,061	4,300

Total capital and surplus	8,870	8,109

Total liabilities and capital and surplus	$219,956	$242,823

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF OPERATIONS—STATUTORY-BASIS

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Premiums and other revenues:
Life, long-term care and annuity premiums, net	$5,816	$18,286	$13,227
Consideration for supplementary contracts with life contingencies	132	176	201
Net investment income	4,665	4,426	4,308
Amortization of interest maintenance reserve	179	195	191
Commissions and expense allowance on reinsurance ceded	468	1,963	629
Reserve adjustment on reinsurance ceded	(7,820)	(12,621)	(7,297)
Separate account administrative and contract fees	1,786	1,772	1,697
Other revenue	193	347	434

Total premiums and other revenues	5,419	14,544	13,390
Benefits paid or provided:
Death, surrender and other contract benefits, net	12,322	12,693	10,220
Annuity benefits	1,735	1,788	1,622
Disability and long-term care benefits	801	738	664
Interest and adjustments on policy or deposit-type funds	(52)	(318)	94
Payments on supplementary contracts with life contingencies	203	199	191
Increase (decrease) in life and long-term care reserves	(5,078)	1,979	1,784

Total benefits paid or provided	9,931	17,079	14,575
Insurance expenses and other deductions:
Commissions and expense allowance on reinsurance assumed	1,078	1,091	1,049
General expenses	1,186	1,039	943
Insurance taxes, licenses and fees	167	138	171
Net transfers to (from) separate accounts	(7,616)	(8,706)	(5,581)
Investment income ceded	1,052	878	1,240
Other deductions	(459)	153	21

Total insurance expenses and other deductions	(4,592)	(5,407)	(2,157)
Income (loss) from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	80	2,872	972
Dividends to policyholders	111	124	131

Income (loss) from operations before federal income taxes and net realized capital gains (losses)	(31)	2,748	841
Federal income tax expense (benefit)	(725)	446	(121)

Income (loss) from operations before net realized capital gains (losses)	694	2,302	962
Net realized capital gains (losses)	340	(403)	(933)

Net income (loss)	$1,034	$1,899	$29

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS—STATUTORY-BASIS

	Preferred and Common Stock	Paid-in Surplus	Surplus Notes	Unassigned Surplus (Deficit)	Total Capital and Surplus

	(in millions)
Balances at January 1, 2016	$5	$3,196	$990	$1,253	$5,444
Net income (loss)				29	29
Change in net unrealized capital gains (losses)				569	569
Change in net deferred income tax				810	810
Decrease (increase) in non-admitted assets				(38)	(38)
Decrease (increase) in asset valuation reserves				(262)	(262)
Change in surplus as a result of reinsurance				(125)	(125)
Surplus note redemptions			(405)		(405)
Other adjustments, net			-	132	132

Balances at December 31, 2016	5	3,196	585	2,368	6,154
Net income (loss)				1,899	1,899
Change in net unrealized capital gains (losses)				1,394	1,394
Change in net deferred income tax				(726)	(726)
Decrease (increase) in non-admitted assets				191	191
Change in liability for reinsurance in unauthorized reinsurance				(1)	(1)
Capital contribution from parent	-	23			23
Dividend paid to parent				(900)	(900)
Change in surplus as a result of reinsurance				80	80
Other adjustments, net			-	(5)	(5)

Balances at December 31, 2017	5	3,219	585	4,300	8,109
Net income (loss)				1,034	1,034
Change in net unrealized capital gains (losses)				(220)	(220)
Change in net deferred income tax				(17)	(17)
Decrease (increase) in non-admitted assets				43	43
Change in liability for reinsurance in unauthorized reinsurance				3	3
Decrease (increase) in asset valuation reserves				125	125
Dividend paid to parent				(600)	(600)
Change in surplus as a result of reinsurance				380	380
Other adjustments, net			-	13	13

Balances at December 31, 2018	$5	$3,219	$585	$5,061	$8,870

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CASH FLOW—STATUTORY-BASIS

	Years Ended December 31,
	2018	2017	2016

	(in millions)

Operations
Premiums and other considerations collected, net of reinsurance	$13,901	$18,819	$13,411
Net investment income received	4,828	4,603	4,415
Separate account fees	1,786	1,772	1,697
Commissions and expenses allowance on reinsurance ceded	468	1,963	629
Miscellaneous income	668	374	595
Benefits and losses paid	(22,601)	(28,091)	(21,060)
Net transfers from (to) separate accounts	7,670	8,763	5,699
Commissions and expenses (paid) recovered	(3,763)	(3,040)	(2,873)
Dividends paid to policyholders	(126)	(138)	(137)
Federal and foreign income and capital gain taxes (paid) recovered	(617)	(846)	200

Net cash provided by (used in) operating activities	2,214	4,179	2,576

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	22,532	19,287	20,934
Stocks	566	317	239
Mortgage loans on real estate	880	885	1,283
Real estate	2,507	986	1,295
Other invested assets	2,066	624	485
Net gains (losses) on cash, cash equivalents and short term investments	(4)	4	(2)

Total investment proceeds	28,547	22,103	24,234
Cost of investments acquired:
Bonds	25,992	21,195	21,880
Stocks	114	459	652
Mortgage loans on real estate	1,975	1,179	2,440
Real estate	213	415	446
Other invested assets	2,530	1,680	1,429
Derivatives	12	46	1,420

Total cost of investments acquired	30,836	24,974	28,267
Net increase (decrease) in receivable/payable for securities and collateral on derivatives	(547)	217	266
Net (increase) decrease in policy loans	(62)	(4)	932

Net cash provided by (used in) investment activities	(2,898)	(2,658)	(2,835)

Financing and miscellaneous activities
Surplus notes	-	-	(405)
Borrowed funds	(42)	(164)	(64)
Net deposits (withdrawals) on deposit-type contracts	(288)	(34)	93
Dividend paid to Parent	(600)	(900)	-
Other cash provided (applied)	471	(171)	(14)

Net cash provided by (used in) financing and miscellaneous activities	(459)	(1,269)	(390)
Net increase (decrease) in cash, cash equivalents and short-term investments	(1,143)	252	(649)
Cash, cash equivalents and short-term investments at beginning of year	4,131	3,879	4,528

Cash, cash equivalents and short-term investments at end of year	$2,988	$4,131	$3,879

Non-cash activities during the year:
Premium and other operating activity related to reinsurance transactions, net	$7,873	$33	$650
Transfer of invested assets related to reinsurance transactions and other affiliate transactions, net	(7,873)	16	(650)
Financing and miscellaneous activities related to reinsurance transactions and transfer with affiliates, net	-	(49)	-

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. Organization and Nature of Operations

John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”) is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of John Hancock Financial Corporation (“JHFC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded financial services holding company.

The Company is licensed to conduct insurance business in 49 states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands, and provides a wide range of financial protection and wealth management products and services to both individual and institutional customers located primarily in the United States. Through its insurance operations, the Company offers a variety of individual life insurance and individual and group long-term care insurance products that are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing. The Company also offers mutual fund products and services which include a variety of retirement products to retirement plans. The Company distributes these products through multiple distribution channels, including insurance agents and affiliated brokers, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks. Effective December 2, 2016, the Company discontinued new sales of its individual long-term care product. Effective March 31, 2018, the Company discontinued new sales of its corporate and bank-owned life insurance products.

The Company is also registered as a foreign reinsurer in several jurisdictions outside of the United States as part of its International Group Program that offers pooling services and reinsurance coverage for group employee contracts issued by its network partners to local companies, which are subsidiaries, branches or affiliates of multinational corporations.

Pursuant to a distribution agreement with the Company, John Hancock Distributors LLC (“JHD”), a registered broker-dealer and a wholly-owned subsidiary of the Company, acts as the principal underwriter of variable life contracts and other products issued by the Company.

The Company has two wholly-owned life insurance subsidiaries, John Hancock Life Insurance Company of New York (“JHNY”) and John Hancock Life & Health Insurance Company (“JHLH”) and a wholly-owned captive insurance subsidiary, Manulife (Michigan) Reassurance Company (“MMRC”).

In 2017, following receipt of regulatory approval, JHLH executed a Plan and Agreement of Merger with John Hancock Insurance Company of Vermont (“JHVT”), also a wholly-owned subsidiary of JHUSA. Effective as of October 1, 2017, JHVT merged with and into JHLH. Prior to the JHLH/JHVT merger, JHUSA issued one common share to its parent MIC in exchange for 100% ownership of JHVT and became the common parent of both JHLH and JHVT. As a result of the merger, JHVT ceased to exist and the companies’ property and obligations became the property and obligations of JHLH.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known and may impact the amounts reported and disclosed herein.

Basis of Presentation

These financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (the “Insurance Department”). The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Michigan Director of the Department of Insurance and Financial Services (the “Director”) has the authority to prescribe or permit other specific practices that deviate from prescribed practices. NAIC SAP practices differ from accounting principles generally accepted in the United States (“GAAP”) as described below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Investments: Investments in bonds not backed by other loans are principally stated at amortized cost using the constant yield (interest) method. Bonds can also be stated at the lesser of amortized cost or fair value based on their NAIC designated rating. Non-redeemable preferred stocks, which have characteristics of equity securities, are reported at cost or lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”) rating, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Redeemable preferred stocks, which have characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

For bonds other than loan-backed and structured securities, the Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. The Company recognizes other-than-temporary impairment losses on bonds with unrealized losses when the entity does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. Declines in value due to credit difficulties are also considered to be other-than-temporarily impaired when the Company does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. The entire difference between amortized cost and fair value on such bonds with credit difficulties is recognized as an impairment loss in income.

Loan-backed and structured securities (i.e., collateralized mortgage obligations) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discounts or amortization of premiums of such securities using either the retrospective or prospective methods. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities and such securities with NAIC designations of 3-6, which are valued using the prospective method. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the present value of estimated future cash flows using the original effective interest rate inherent in the security.

Common stocks are primarily reported at fair value based on quoted market prices and the related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustment for federal income taxes. There are no restrictions on common and preferred stocks.

Insurance subsidiaries are reported at their underlying audited statutory equity. Non-insurance subsidiaries, which have significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying audited GAAP equity. Non-insurance subsidiaries, which have no significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying audited GAAP equity, including the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

Realized capital gains (losses) on sales of securities are recognized using the first in, first out (“FIFO”) method. The cost basis of bonds, common and preferred stocks, and other invested assets is adjusted for impairments in value deemed to be other-than-temporary and such adjustments are reported as a component of net realized capital gains (losses).

Mortgage loans on real estate are reported at unpaid principal balances, less an allowance for impairments. Valuation allowances, if necessary, are established for mortgage loans on real estate based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable and the impairment is other-than-temporary, the mortgage loan is written down and a realized loss is recognized.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. Investment income and operating expenses include rent for the Company’s occupancy of Company owned properties.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost. Short-term investments include investments with maturities of one year or less and greater than three months at the date of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Derivative instruments that meet the criteria to qualify for hedge accounting are accounted for in a manner consistent with the item hedged (i.e., amortized cost or fair value with the related net unrealized capital gains (losses) reported in unassigned surplus along with any adjustment for federal income taxes). Derivative instruments that are entered into for other than hedging purposes or that do not meet the criteria to qualify for hedge accounting are accounted for at fair value, and the related changes in fair value are recognized as net unrealized capital gains (losses) reported in unassigned surplus, net of any adjustments for federal income taxes. Embedded derivatives are not accounted for separately from the host contract.

Other invested assets consist of ownership interests in partnerships and limited liability companies (“LLCs”) which are carried based on the underlying audited GAAP equity, with the exception of affordable housing tax credit properties, which are carried at amortized cost. The related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustments for federal income taxes. The Company records its share of income using the most recent financial information available, which is generally on a three month lag. Depending on the timing of receipt of the audited financial statements of these other invested assets, the investee level financial data may be up to one year in arrears.

Interest Maintenance and Asset Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains (losses) on sales of fixed income investments, principally bonds and mortgage loans, and interest-related hedging activities that are attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Balance Sheets. Realized capital gains (losses) are reported in income, net of federal income tax and transferred to the IMR. The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed quarterly statement, excluding electronic data processing (“EDP”) equipment, operating system software, net deferred tax assets, and net positive goodwill. Goodwill is amortized over the period the Company benefits economically, not to exceed 10 years. Goodwill held by non-insurance subsidiaries is assessed in accordance with GAAP, subject to certain limitations for holding companies and foreign insurance subsidiaries. Goodwill is reported in other invested assets in the Balance Sheets.

Separate Accounts: Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contract holder, rather than the Company, bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts are generally reported at fair value. The operations of the separate accounts are not included in the Statements of Operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other revenue. Fees charged to contract holders, principally mortality, policy administration, and surrender charges are included in separate account administrative and contract fees. The assets in the separate accounts are not pledged to others as collateral or otherwise restricted. For the years ended December 31, 2018, 2017 and 2016, there were no gains (losses) on transfers of assets from the general account to the separate account.

Nonadmitted Assets: Certain assets designated as nonadmitted, principally other invested assets, furniture and equipment, prepaid expenses, and other assets not specifically identified as an admitted asset within the NAIC SAP are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Policy Reserves: Reserves for life, long-term care, annuity, and deposit-type contracts are developed by actuarial methods and are determined based on interest rates, mortality tables and valuation methods prescribed by the NAIC that will provide, in the aggregate, reserves that are greater than or equal to the maximum of guaranteed policy cash values or the amounts required by the Insurance Department.

•

The Company waives deduction of deferred fractional premiums on the death of lives insured and annuity contract holders and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. At December 31, 2018 and 2017, the Company held reserves of $1,212 million and $1,281 million, respectively, on insurance in-force for which gross premiums were less than net premiums according to the standard of valuation set by the State of Michigan.

•

Reserves for individual life insurance policies are maintained using the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables and using principally the Commissioner’s Reserve Valuation Method. Policies using the principles-based reserving method use assumptions as outlined in the Company’s PBR Actuarial Report.

•

Annuity and supplementary contracts with life contingency reserves are based principally on modifications of the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971, 1983, and 1994, the 1971 and 1983 Individual Annuity Mortality Tables, the A-2000 Individual Annuity Mortality Table, and the 2012 Individual Annuity Mortality Table.

•	Liabilities related to policyholder funds left on deposit with the Company are generally equal to fund balances.

•	Long-term care reserves are generally calculated using the one-year preliminary term method based on various mortality, morbidity, and lapse tables.

•

For life insurance, the calendar year exact method is used to calculate the reserve at December 31, 2018 and 2017. Reserves at December 31, 2018 and 2017 are calculated based on the rated age. For certain policies with substandard table ratings, substandard multiple extras are applied via the Lotter method.

•	For long-term care, the interpolated reserve method is used to adjust the calculated terminal reserve, and in addition an unearned premium reserve is held.

•

Tabular interest, tabular less actual reserve released, and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one percent of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation year.

•

From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to unassigned surplus.

•

Reserves for variable deferred annuity contracts are calculated in accordance with NAIC Actuarial Guideline 43. The reserve is based on the worst present value of accumulated losses from the perspective of the Company. The liability is evaluated under both a standard scenario and stochastic scenario, and the Company holds the higher of the standard or stochastic values.

Reinsurance: Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves, and claim liabilities have been reported as reductions of these items.

The Company records a liability for unsecured policy reserves ceded to reinsurers not authorized in the State of Michigan to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions and expense allowances allowed by reinsurers on business ceded are reported as income when received. Investment income ceded includes separate account fee income, net investment income and realized investment and other gains (losses), which was ceded to the affiliated reinsurers. NAIC SAP prescribes that no gain be recognized upon inception of a reinsurance treaty. The initial gain is recorded directly to unassigned surplus and released into income over the life of the treaty.

Federal Income Taxes: Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the Statements of Operations as federal income tax expense if resulting from operations and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. The provision for federal and foreign income taxes incurred in the Statements of Operations is different from that which would be obtained by applying the statutory federal income tax rate to income before income tax (including realized capital gains). For additional information, see the Federal Income Taxes Note for reconciliation of effective tax rate.

Participating Insurance and Policyholder Dividends: Participating business represented approximately 16% and 14% of the Company’s aggregate reserve for life contracts at December 31, 2018 and 2017, respectively. The amount of policyholders’ dividends to be paid is approved annually by the Company’s Board of Directors. Policyholder dividends are recognized when declared rather than over the term of the related policies. The determination of the amount of policyholders’ dividends is complex and varies by policy type. In general, the aggregate amount of policyholders’ dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the Company. John Hancock Life Insurance Company (“JHLICO”) was a predecessor company that was merged into JHUSA on December 31, 2009. For additional information on the closed blocks, see the Reinsurance and Closed Block Note.

Surplus Notes: Surplus notes are reported in capital and surplus, and the interest expense is not accrued unless approved for payment by the Insurance Department.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent movements of cash and highly liquid debt investments with initial maturities of one year or less.

Premiums and Benefits: Premiums for whole, term, and universal life, long-term care, annuity policies, and group annuity contracts with any mortality and morbidity risk are recognized as revenue when due. Revenues for universal life and annuity policies with mortality or morbidity risk, except for term certain supplementary contracts, consist of the entire premium received. Premiums received for variable universal life, as well as annuity policies and group annuity contracts without mortality or morbidity risk are recorded using deposit accounting and are credited directly to an appropriate policy reserve account, without recognizing premium revenue. Benefits incurred represent the total of death benefits paid, annuity benefits paid and the change in policy reserves.

Policy and Contract Claims: Policy and contract claims are determined on an individual-case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives knowledge of an insurance insolvency.

Variances Between NAIC SAP and GAAP: The more significant variances from GAAP are: (a) bonds would generally be reported at fair value; (b) changes in the fair value of derivative financial instruments would generally be reported as revenue unless deemed an effective hedge; (c) embedded derivatives would be bifurcated from the underlying contract or security and accounted for separately at fair value; (d) income recognition on partnerships and LLCs, which are accounted for under the equity method, would not be limited to the amount of cash distribution; (e) majority-owned noninsurance subsidiaries,

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

variable interest entities where the Company is the primary beneficiary, and certain other controlled entities would be consolidated; (f) changes in the balances of deferred income taxes would generally be included in net income; (g) market value adjusted (“MVA”) annuity products would be reported in the general account of the Company; (h) all assets, subject to valuation allowances, would be recognized; (i) reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest; (j) reinsurance ceded, unearned ceded premium and unpaid ceded claims would be reported as an asset; (k) AVR and the IMR would not be recorded; (l) changes to the mortgage loan valuation allowance would be reported in income; (m) surplus notes would be reported as liabilities; (n) premiums received in excess of policy charges for universal life and annuity policies would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values; (o) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, would generally be capitalized and amortized based on profit emergence over the expected life of the policies or over the premium payment period; and (p) changes in unrealized capital gains (losses) and foreign currency translations would be presented as other comprehensive income.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

3. Permitted Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Department.

For determining the Company’s solvency under the State of Michigan’s insurance laws and regulations, the Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Michigan for determining and reporting the financial condition and results of operations of the Company. NAIC SAP has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Director has the authority to prescribe or permit other specific practices that deviate from prescribed practices.

As of December 31, 2018 and 2017, the Director had not prescribed or permitted the Company to use any accounting practices that would result in the Company’s income or financial position to deviate from NAIC SAP.

4. Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of unassigned surplus at the beginning of the year and the amount of unassigned surplus that would have been reported at that date if the new accounting principle had been applied retrospectively.

John Hancock Subsidiaries, LLC (“JHS”) is a wholly-owned subsidiary of the Company. During 2017, the Company reclassified its investment in JHS of $1.3 billion from Stocks - Investments in affiliates to Other invested assets. This reclassification was the result of a change in accounting principle and did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

Adoption of New Accounting Standards

Effective January 1, 2018, the NAIC made substantive revisions to Statement of Statutory Accounting Principles (“SSAP”) No. 100, Fair Value Measurements. The revised guidance allows the use of net asset value as a practical expedient for fair value when 1) specifically allowed in a SSAP or 2) when specific conditions exist. The guidance did not have a material impact on the Company’s financial position, results of operations and financial statement disclosures.

Effective January 1, 2018, the NAIC made substantive revisions to SSAP No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions to adopt ASU 2017-04 Settlement of Valuation Margin. The revised guidance requires the recognition of changes in variation margin as unrealized gains/losses until the derivative contract has matured, terminated and/or expired. The guidance applies to both over-the-counter (“OTC”) derivatives and (“ETF”) exchange-traded futures, regardless of whether the counterparty or exchange considers the variation

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

4. Accounting Changes - (continued)

margin payment to be collateral or a legal settlement. The guidance did not have a material impact on the Company’s financial position, results of operations and financial statement disclosures.

In June 2017, the NAIC adopted revisions to SSAP No. 37, Mortgage Loans. The revision requires an age analysis of mortgage loans disclosure, aggregated by type, with identification of mortgage loans in which the entity is a participant or co-lender in a mortgage loan agreement, capturing: 1) recorded investment of current mortgage loans, 2) recorded investment of mortgage loans classified as 30-59 days, 60-89 days, 90-179 days, and 180 days and greater past due; 3) recorded investment of mortgage loans 90 days and 180 days past due still accruing interest; 4) interest accrued for mortgage loans 90 days and 180 days past due; and 5) recorded investment and number of mortgage loans where interest has been reduced, by percent reduced. The guidance did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

In March 2015, the NAIC adopted revisions to SSAP No. 1, Disclosure of Accounting Policies, Risks and Uncertainties and Other Disclosures (“SSAP 1”) regarding management’s assessment of an entity’s ability to continue as a going concern. The pronouncement requires management to assess the entity’s ability to continue as a going concern, and provide footnote disclosures when conditions give rise to substantial doubt about an entity’s ability to continue as a going concern within one year from the financial statement issuance date. The new guidance was effective December 31, 2016. The guidance did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

Future Adoption of New Accounting Standards

In August, 2016, the NAIC adopted substantive revisions to SSAP No. 51 – Life Contracts in order to allow principle-based reserving (“PBR”) for life insurance contracts as specified in the Valuation Manual. Current statutory accounting guidance refers to existing model laws for reserving guidance which are primarily based on formulaic methodology. Also, in June 2016, the NAIC adopted updates to Appendix A-820: Minimum Life and Annuity Reserve Standards as part of the PBR project, which incorporate relevant aspects of the 2009 revisions to the Standard Valuation Law (Model #820) into Appendix A-820. The effective date was January 1, 2017 but companies are allowed to defer adoption for three years until January 1, 2020. The Company has adopted PBR for certain products launched in 2018 and will finish implementation prior to January 1, 2020. Adoption will be on a prospective basis for policies issued on or after the adoption date, therefore, we expect no impact to surplus upon adoption.

In March 2017, the NAIC made substantive revisions to SSAP No. 69 – Statement of Cash Flow to adopt ASU 2016-15 Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments as issued by the FASB, without modifications. The revisions clarified the classification of eight specific cash flow issues with the objective of reducing diversity in practice. The amendment is to be applied retrospectively, effective for fiscal years beginning after December 15, 2018 and interim periods within those years. Early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

In August 2017, the NAIC adopted non-substantive revisions to SSAP No. 69 – Statement of Cash Flow to adopt ASU 2016-18 Statement of Cash Flows: Restricted Cash as issued by the FASB. The revision clarifies that restricted cash and cash equivalents shall not be reported as operating, investing or financing activities, but shall be reported with cash and cash equivalents when reconciling beginning and ending amounts on the cash flow statement. A consequential change was incorporated in SSAP No. 1 – Accounting Policies, Risks & Uncertainties and Other Disclosures to ensure information on restricted cash, cash equivalents and short-term investments is reported in the restricted asset disclosure. The revision is effective December 31, 2019, to be adopted retrospectively to allow for comparative cash flow statements. Early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

In November 2018, the NAIC made non-substantive revisions to SSAP No. 86, Derivatives to incorporate hedge documentation and assessment efficiencies from ASU 2017-12 Targeted Improvements to Accounting for Hedging Activities as issued by FASB. The revisions will allow companies to perform subsequent assessments of hedge effectiveness qualitatively if certain conditions are met, allow companies more time to perform the initial quantitative hedge effectiveness assessment and clarify that companies may apply the “criterial terms match” method for a group of forecasted transactions if they meet the requirements. The revisions are effective beginning January 1, 2019 and early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

4. Accounting Changes - (continued)

Reconciliation Between Audited Financial Statements and NAIC Annual Statements

There were no differences in net income (loss) or capital and surplus between the audited financial statements and the NAIC statements as filed as of and for the years ended December 31, 2018, 2017 and 2016.

5. Investments

Bonds

The carrying value and fair value of the Company’s investments in bonds are summarized as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2018:
U.S. government and agencies	$3,052	$123	$(16)	$3,159
States and political subdivisions	2,272	297	(13)	2,556
Foreign governments	2,370	54	(12)	2,412
Corporate bonds	31,188	1,749	(832)	32,105
Mortgage-backed and asset-backed securities	5,674	249	(106)	5,817

Total bonds	$44,556	$2,472	$(979)	$46,049

December 31, 2017:
U.S. government and agencies	$5,382	$153	$(78)	$5,457
States and political subdivisions	2,713	548	(3)	3,258
Foreign governments	2,467	87	(17)	2,537
Corporate bonds	31,028	3,455	(77)	34,406
Mortgage-backed and asset-backed securities	6,380	430	(28)	6,782

Total bonds	$47,970	$4,673	$(203)	$52,440

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2018, by contractual maturity, is as follows:

	Carrying Value	Fair Value

	(in millions)
Due in one year or less	$930	$932
Due after one year through five years	4,914	4,923
Due after five years through ten years	7,546	7,628
Due after ten years	25,492	26,749
Mortgage-backed and asset-backed securities	5,674	5,817

Total	$44,556	$46,049

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The Company maintains assets which are pledged as collateral in connection with various agreements and transactions. Additionally, the Company holds assets on deposit with government authorities as required by state law. The following table summarizes the carrying value or fair value, as applicable, of the pledged or deposited assets:

	December 31,
	2018	2017

	(in millions)
At fair value:
Bonds and cash pledged in support of over-the-counter derivative instruments	$265	$135
Bonds and cash pledged in support of exchange-traded futures	362	364
Bonds and cash pledged in support of cleared interest rate swaps	337	192

Total fair value	$964	$691

At carrying value:
Bonds on deposit with government authorities	$14	$16
Mortgage loans pledged in support of real estate	-	2
Bonds held in trust	93	93
Pledged collateral under reinsurance agreements	2,508	4,187

Total carrying value	$2,615	$4,298

At December 31, 2018 and 2017, the Company held below investment grade corporate bonds of $2,856 million and $2,238 million, with an aggregate fair value of $2,830 million and $2,412 million, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where there is evidence of impairment or a significant unrealized loss at the Balance Sheet date. Impairment is considered to have occurred, based on management’s judgment, when it is deemed probable that the Company will not be able to collect all amounts due according to the debt security’s contractual terms. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Transaction and Portfolio Review Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturity security portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security, other than loan-backed and structured securities, is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income. For loan-backed and structured securities in an unrealized loss position, where the Company does not intend to sell or is not likely to be required to sell the security, the Company calculates an other-than-temporary impairment loss by subtracting the net present value of the projected future cash flows of the security from the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions. The cash flow estimates, including prepayment assumptions, are based on data from third-party data sources or internal estimates, and are driven by assumptions regarding the underlying collateral, including default rates, recoveries, and changes in value.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

The following tables disclose the impact of Other-Than-Temporary Impairments (OTTI) on Carrying Values (CV), including the Net Present Value (NPV) of Projected Cash Flows (CF) less than Book Value (BV) by CUSIP for loan-backed and structured securities:

Year Ended December 31, 2018

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

	$-	$-	$-	$-	$-
	-	-	-	-	-
	-	-	-	-	-

Total	$-	$-	$-	$-	$-

Year Ended December 31, 2017

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

671451CZ0	$2	$-	$2	$-	$-
	-	-	-	-	-
	-	-	-	-	-

Total	$2	$-	$2	$-	$-

When a decline in fair value is other-than-temporary, an impairment loss is recognized as a realized loss equal to the entire difference between the bond’s carrying value or amortized cost and its fair value.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The following table shows gross unrealized losses and fair values of bonds, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2018:
U.S. government and agencies	$384	$(2)	$205	$(14)	$589	$(16)
States and political subdivisions	199	(5)	113	(8)	312	(13)
Foreign governments	10	-	75	(12)	85	(12)
Corporate bonds	14,077	(583)	3,429	(249)	17,506	(832)
Mortgage-backed and asset-backed securities	1,769	(51)	967	(55)	2,736	(106)
Total	$16,439	$(641)	$4,789	$(338)	$21,228	$(979)

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2017:
U.S. government and agencies	$2,805	$(18)	$1,137	$(60)	$3,942	$(78)
States and political subdivisions	45	-	62	(3)	107	(3)
Foreign governments	27	-	43	(17)	70	(17)
Corporate bonds	2,028	(14)	2,534	(63)	4,562	(77)
Mortgage-backed and asset-backed securities	540	(3)	772	(25)	1,312	(28)
Total	$5,445	$(35)	$4,548	$(168)	$9,993	$(203)

At December 31, 2018 and 2017, there were 1,383 and 483 bonds that had a gross unrealized loss, of which the single largest unrealized loss was $43 million and $40 million, respectively. The Company anticipates that these bonds will perform in accordance with their contractual terms and the Company currently has the ability and intent to hold these bonds until they recover or mature. Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

For the years ended December 31, 2018, 2017 and 2016, realized capital losses include $72 million, $3 million, and $61 million related to bonds that have experienced an other-than-temporary decline in value and were comprised of 21, 4, and 8 securities, respectively.

The total recorded investment in restructured corporate bonds at December 31, 2018, 2017 and 2016 was $0 million, $3 million, and $16 million, respectively. There were 1, 1, and 2 restructured corporate bonds for which an impairment was recognized during 2018, 2017 and 2016, respectively. The Company accrues interest income on impaired securities to the

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The sales of investments in bonds resulted in the following:

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Proceeds	$28,102	$17,663	$20,018
Realized gross gains	729	557	524
Realized gross losses	(407)	(33)	(112)

The Company had no nonadmitted accrued investment income from bonds (unaffiliated) at December 31, 2018 and 2017.

Affiliate Transactions

In 2018, the Company sold certain bonds to an affiliate, Manulife Reinsurance Bermuda Limited (“MRBL”). These bonds had a book value of $449 million and fair value of $501 million. The Company recognized $52 million in pre-tax realized gains before transfer to the IMR.

In 2018, the Company sold certain bonds to an affiliate, JHNY. These bonds had a book value of $293 million and fair value of $313 million. The Company recognized $20 million in pre-tax realized gains before transfer to the IMR.

In 2018, the Company sold certain bonds and stocks to an affiliate, John Hancock Funding Company LLC, (“JHFLLC”). These bonds and stocks had a book value of $53 million and fair value of $53 million. The Company did not recognize any pre-tax realized gains before transfer to the IMR.

In 2018, the Company acquired at fair value, certain bonds from an affiliate, JHNY, for $647 million.

In 2018, the Company acquired at fair value, certain bonds from an affiliate, JHLH, for $48 million.

In 2017, the Company sold certain private placements to an affiliate, The Manufacturers Life Insurance Company Bermuda Branch (“MLI Bermuda”). These private placements had a book value of $208 million and fair value of $226 million. The Company recognized $18 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, MRBL. These bonds had a book value of $204 million and fair value of $227 million. The Company recognized $23 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, JHLH. These bonds had a book value of $263 million and fair value of $304 million. The Company recognized $41 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, John Hancock Reassurance Company Limited (“JHRECO”). These bonds had a book value of $172 million and fair value of $200 million. The Company recognized $28 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to its indirect parent, MLI. These bonds had a book value of $448 million and fair value of $521 million. The Company recognized $73 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, Manulife Securities Ltd Partner (“MSLP”). These bonds had a book value of $412 million and fair value of $435 million. The Company recognized $23 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company acquired at fair value, certain bonds from an affiliate, JHLH, for $177 million.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

In 2017, the Company acquired at fair value, certain bonds from an affiliate, MRBL, for $100 million.

In 2016, the Company transferred certain bonds to an affiliate, JHRECO, in lieu of a reinsurance cash settlement. These bonds had a book value of $676 million and fair value of $751 million. The Company recognized $75 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate, Manulife Financial Singapore (“MLS”). These bonds had a book value of $93 million and fair value of $100 million. The Company recognized $7 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate, Manubank (“MB”). These bonds had a book value of $12 million and fair value of $12 million. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife International Ltd (“MIL”). These bonds had a book value of $67 million and fair value of $75 million. The Company recognized $8 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate MLRL. These bonds had a book value of $25 million and fair value of $29 million. The Company recognized $4 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife Reinsurance Ltd Partner (“MRLP”). These bonds had a book value of $211 million and fair value of $221 million. The Company recognized $10 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company received, at fair value, certain bonds from an affiliate, JHNY in lieu of reinsurance cash settlement, for $26 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, JHNY, for $343 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MIL, for $60 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLRL, for $29 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLS, for $21 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, JHLH, for $140 million.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Preferred and Common Stocks

Cost and fair value of the Company’s investments in preferred and common stocks are summarized as follow:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2018:
Preferred stocks:
Nonaffiliated	$14	$1	$-	$15
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	791	157	(30)	918
Affiliates*	1,589	1,324	-	2,913

Total stocks	$2,394	$1,482	$(30)	$3,846

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2017:
Preferred stocks:
Nonaffiliated	$11	$3	$-	$14
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	1,131	235	(12)	1,354
Affiliates*	1,589	971	-	2,560

Total stocks	$2,731	$1,209	$(12)	$3,928

*Affiliates - fair value represents the carrying value
At December 31, 2018 and 2017, there were 309 and 136 nonaffiliated equity securities that had a gross unrealized loss excluding securities that have been written down to zero. The single largest unrealized loss was $3 million and $3 million at December 31, 2018 and 2017, respectively. The Company anticipates that these equity securities will recover in value in the near term.

The Company has a process in place to identify equity securities that could potentially have an impairment that is other-than-temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; and (3) the Company’s ability and intent to hold the security until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income.

For the years ended December 31, 2018, 2017 and 2016, realized capital losses include $11 million, $2 million, and $24 million related to preferred and common stocks that have experienced an other-than-temporary decline in value and were comprised of 95, 81, and 108 securities, respectively. These are primarily made up of impairments on public and private common stocks.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Affiliate Transactions

In 2018, the Company sold certain common stocks to an affiliate, MRBL. These stocks had a book value of $264 million and fair value of $306 million. The Company recognized $42 million in pre-tax realized gains.

In 2017, the Company acquired at fair value, certain common stocks from an affiliate, JHLH, for $43 million.

Mortgage Loans on Real Estate

At December 31, 2018 and 2017, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits, and monitoring procedures.

December 31, 2018:

Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,828	East North Central	$1,523
Industrial	1,020	East South Central	253
Office buildings	3,241	Middle Atlantic	1,936
Retail	3,406	Mountain	516
Agricultural	133	New England	642
Agribusiness	247	Pacific	3,823
Mixed use	7	South Atlantic	2,367
Other	1,226	West North Central	336
Allowance	(23)	West South Central	709
		Canada / Other	3
		Allowance	(23)

Total mortgage loans on real estate	$12,085	Total mortgage loans on real estate	$12,085

December 31, 2017:

Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,560	East North Central	$1,574
Industrial	907	East South Central	187
Office buildings	3,168	Middle Atlantic	1,868
Retail	3,652	Mountain	527
Agricultural	139	New England	579
Agribusiness	303	Pacific	3,604
Mixed use	22	South Atlantic	2,449
Other	1,163	West North Central	384
Allowance	(14)	West South Central	660
		Canada / Other	82
		Allowance	(14)

Total mortgage loans on real estate	$11,900	Total mortgage loans on real estate	$11,900

The aggregate mortgages outstanding to any one borrower do not exceed $425 million.

During 2018, the respective maximum and minimum lending rates for mortgage loans issued were 0.00% and 0.00% for agricultural loans and 8.30% and 3.26% for commercial loans. The Company issued no purchase money mortgages in 2018 and 2017. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed, or

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

purchase money mortgages does not exceed 75%. Impaired mortgage loans without an allowance for credit losses were $0 million, $0 million, and $0 million at December 31, 2018, 2017 and 2016, respectively. The average recorded investment in impaired loans was $56 million, $31 million, and $25 million at December 31, 2018, 2017 and 2016, respectively. The Company recognized $4 million, $0 million, and $1 million of interest income during the period the loans were impaired for the years ended December 31, 2018, 2017 and 2016, respectively.

The following table shows the age analysis of mortgage loans aggregated by type:

	Farm	Residential	Commercial	Mezzanine	Total

(in millions)
December 31, 2018:
Recorded Investment
Current	$380	$-	$11,707	$21	$12,108
30 - 59 Days Past Due	-	-	-	-	-
60 - 89 Days Past Due	-	-	-	-	-
90 - 179 Days Past Due	-	-	-	-	-
180 + Days Past Due	-	-	-	-	-
December 31, 2017:
Recorded Investment
Current	$442	$-	$11,472	$-	$11,914
30 - 59 Days Past Due	-	-	-	-	-
60 - 89 Days Past Due	-	-	-	-	-
90 - 179 Days Past Due	-	-	-	-	-
180 + Days Past Due	-	-	-	-	-

The Company had no recorded investment of mortgage loans 90 to 179 days or 180 days or greater past due still accruing interest or where interest has been reduced in 2018 and 2017. The Company was not a participant or co-lender in a mortgage loan agreement in 2018 and 2017.

Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans. There are no contractual commitments made to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings. The Company accrues interest income on impaired loans to the extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

For mortgage loans, the Company evaluates credit quality through regular monitoring of credit related exposures, considering both qualitative and quantitative factors in assigning an internal risk rating (“IRR”). These ratings are updated at least annually.

The carrying value of mortgage loans by IRR was as follows:

	December 31,
	2018	2017

	(in millions)
AAA	$279	$250
AA	2,814	2,842
A	5,505	5,585
BBB	3,370	3,095
BB	61	98
B and lower and unrated	56	30

Total	$12,085	$11,900

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Affiliate Transactions

In 2018, the Company sold certain mortgages to an affiliate, JHLH. These mortgages had a book value of $8 million and fair value of $8 million at the date of the transaction. The Company recognized $0 million in pre-tax realized losses before transfer to the IMR.

In 2018, the Company acquired, at fair value, certain mortgages from an affiliate, JHNY, for $105 million.

In 2018, the Company acquired, at fair value, certain mortgages from an affiliate, JHLH, for $29 million.

In 2017, the Company transferred two mortgages to an affiliate, Clarendon Real Estate, LLC (“CRE LLC”). The mortgages had a book value of $7 million and fair value of $7 million at the date of the transaction. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

Real Estate

The composition of the Company’s investment in real estate is summarized as follows:

	December 31,
	2018	2017

	(in millions)
Properties occupied by the company	$236	$396
Properties held for the production of income	4,730	6,086
Properties held for sale	-	-
Less accumulated depreciation	(953)	(760)

Total	$4,013	$5,722

The Company recorded $0 million, $0 million, and $38 million of impairments on real estate investments during the years ended December 31, 2018, 2017 and 2016, respectively.

Affiliate Transactions

In 2018, the Company entered into a joint venture arrangement with the University of California Board of Regents (“UC”). As part of this arrangement, the Company sold six U.S. commercial real estate properties and one other invested asset with the characteristics of real estate to Broadway Green LLC, Broadway Wacker LLC and Broadway Congress LLC, all joint venture entities formed by UC. The Company provides management services to these joint ventures and owns 10% of their equity. The real estate properties had a book value of $728 million and fair value of $985 million which resulted in pre-tax realized gains to operations of $231 million (after 10% deferral of realized gain).

In 2017, the Company entered into an arrangement to sell four real estate properties to Hancock U.S Real Estate Fund, LP. These properties had a book value of $325 million and fair value of $471 million, resulting in pre-tax realized gains of $135 million and a deferred gain of $10 million. As part of this arrangement, the Company also committed approximately $44 million for an 11.7% equity interest in the fund.

On May 20, 2016, the Company entered into an arrangement to sell three real estate properties to Manulife U.S. Real Estate Investment Trust (“REIT”) for $777 million. These properties had a book value of $524 million and fair value of $769 million. Approximately 62% of the $245 million gain from operations was ceded to an affiliate reinsurer. The Company recognized an after-tax gain, after reinsurance of $60 million.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Other Invested Assets

The Company had no investments in partnerships or LLCs that exceed 10% of its admitted assets at December 31, 2018 and 2017.

Other invested assets primarily consist of investments in partnerships and LLCs. The Company recorded $39 million, $0 million, and $99 million of impairments on partnerships and LLCs during the years ended December 31, 2018, 2017 and 2016, respectively. These impairments are based on significant judgement by the Company in determining whether the objective evidence of other-than-temporary impairment exists. The Company considers relevant facts and circumstances in evaluating whether the impairment of an other invested asset is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the investee; (3) the Company’s ability and intent to hold the other invested asset until it recovers. To the extent the Company determines that an other invested asset is deemed to be other-than-temporarily impaired, the difference between book and fair value would be charged to income.

Affiliate Transactions

In 2018, the Company entered into an agreement to launch John Hancock Infrastructure Fund, LP (the “Fund”), a closed-end pooled fund that will offer investors the opportunity to invest alongside the Company in a targeted infrastructure strategy focused primarily on U.S investments. The fund was seeded with the partial sale of 9 assets owned by the Company. The assets sold had a book value of $1,045 million and fair value of $1,094 million which resulted in a gain to operations of $49 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHNY, for $4 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHLH, for $9 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, John Hancock Partnership Holdings I (“JHPH I”), for $39 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, John Hancock Partnership Holdings II (“JHPH II”), for $39 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHFLLC, for $6 million.

Other

The subprime lending sector, also referred to as B-paper, near-prime, or second chance lending, is the sector of the mortgage lending industry which lends to borrowers who do not qualify for prime market interest rates because of poor or insufficient credit history.

For purposes of this disclosure, subprime exposure is defined as the potential for financial loss through direct investment, indirect investment, or underwriting risk associated with risk from the subprime lending sector. For purposes of this note, subprime exposure is not limited solely to the risk associated with holding direct mortgage loans, but also includes any indirect risk through investments in asset-backed or structured securities, hedge funds, common stock, subsidiaries and affiliates, and insurance product issuance.

Although it can be difficult to determine the indirect risk exposures, it should be noted that not only does it include expected losses, it also includes the potential for losses that could occur due to significantly depressed fair value of the related assets in an illiquid market.

The Company had no direct exposure through investments in subprime mortgage loans as of December 31, 2018 or 2017.

Management considers several factors when classifying a structured finance or residential mortgage-backed security holding as “subprime” or placing a security in the highest risk category. These factors include the transaction’s weighted average

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

FICO or credit score, loan-to-value ratio (LTV), geographic composition, lien position, loan purpose, and loan documentation.

The Company has entered into certain repurchase agreements with an aggregate carrying value of $0 million and $0 million as of December 31, 2018 and 2017, respectively. For such agreements, the Company agrees to a specified term, price, and interest rate through the date of the repurchase.

The Company established a facility with an affiliate, MRBL whereby cash collateral can be received under a repurchase agreement program. There was no repurchase agreement activity in 2018 and 2017.

For securities lending transactions, the Company’s policy is to require a minimum of 102% of the fair value of securities loaned to be maintained as collateral. Positions are marked to market and adjusted on a daily basis to ensure the 102% margin requirement is maintained. There were no securities on loan as of December 31, 2018 or 2017.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Net Investment Income and Net Realized and Other Gains (Losses)

Major categories of the Company’s net investment income are summarized as follows:

	2018	2017	2016

	(in millions)
Income:
Bonds	$2,279	$2,146	$2,232
Preferred stocks	-	-	-
Common stocks	126	23	225
Mortgage loans on real estate	594	610	609
Real estate	638	704	762
Policy loans	175	176	167
Cash, cash equivalents and short-term investments	38	33	18
Other invested assets	1,069	1,014	506
Derivatives	427	483	594
Other income	(21)	12	30

Total investment income	5,325	5,201	5,143
Expenses
Investment expenses	(424)	(509)	(529)
Investment taxes, licenses and fees, excluding federal income taxes	(76)	(93)	(94)
Investment interest expense	(48)	(50)	(82)
Depreciation on real estate and other invested assets	(112)	(123)	(130)

Total investment expenses	(660)	(775)	(835)

Net investment income	$4,665	$4,426	$4,308

Realized capital gains (losses) and amounts transferred to the IMR are as follows:

	2018	2017	2016

	(in millions)
Realized capital gains (losses)	$730	$722	$(494)
Less amount transferred to the IMR (net of related tax benefit (expense) of $2 in 2018, $(475) in 2017, and $31 in 2016)	(6)	882	(57)

Realized capital gains (losses) before tax	736	(160)	(437)
Less federal income taxes on realized capital gains (losses) before effect of transfer to the IMR	396	243	496

Net realized capital gains (losses)	$340	$(403)	$(933)

6. Derivatives

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, credit, equity price movements, indices or other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. The Company uses derivatives including swaps, forward and futures agreements, floors, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, credit and equity market prices.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Over-the-counter (“OTC”) bilateral swaps are contractual agreements between the Company and a counterparty to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.

Cleared OTC interest rate swaps are contractual agreements between the Company and a counterparty whereby the transaction must be cleared through a central clearing house, and subject to mandatory margin and reporting requirements.

Forward and futures agreements are contractual obligations to buy or sell a financial instrument or foreign currency on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

Interest rate floors are contracts with counterparties which require payment of a premium for the right to receive payments when the market interest rate on specified future dates falls below the agreed upon strike price. Interest rate treasury lock contracts are customized agreements securing current interest rates on Treasury securities for payment on a future date.

Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.

Swaptions are contractual agreements whereby the holder has the right, but not obligation, to enter into a given swap agreement on a specified future date.

Types of Derivatives and Derivative Strategies

Interest Rate Contracts. The Company uses interest rate futures contracts, OTC interest rate swap agreements, cleared interest rate swap agreements, swaptions, and interest rate treasury locks as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company uses interest rate swap agreements in effective cash flow and fair value hedge accounting relationships. These derivatives hedge the variable cash flows associated with certain floating-rate bonds, as well as, future fixed income asset acquisitions, which will support the Company’s long-term care and life insurance businesses. These derivatives reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. For its fair value hedging relationships, the Company uses interest rate swap agreements and interest rate treasury locks to hedge the risk of changes in fair value of existing fixed rate assets and liabilities arising from changes in benchmark interest rates.

Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are classified within interest rate swaps for disclosure purposes. The Company utilizes inflation swaps in effective hedge accounting relationships and other hedging relationships.

The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in other hedging relationships.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The Company also uses interest rate floors and swaptions primarily to protect against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate floors in other hedging relationships.

Foreign Currency Contracts. Foreign currency derivatives, including foreign currency swaps, foreign currency forwards, and foreign currency futures are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

Cross currency rate swap agreements are used to manage the Company’s exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both, on foreign currency financial instruments. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

Under foreign currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The maturities of these forwards correspond with the future periods in which the foreign currency transactions are expected to occur. The Company utilizes currency forwards in effective hedge accounting relationships and other hedging relationships.

Foreign currency futures are contractual obligations to buy or sell a foreign currency on a predetermined future date at a specified price. These contracts are standardized contracts traded on an exchange. The Company utilizes foreign exchange futures in other hedging relationships.

Equity Market Contracts. Total return swaps are contracts that involve the exchange of payments based on changes in the value of a reference asset, including any returns such as interest earned on these assets, in exchange for amounts based on reference rates specified in the contract. The Company utilizes total return swaps in effective hedge accounting relationships and other hedging relationships.

Equity index options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) an underlying equity market index on or before a specified future date at a specified price. The Company utilizes equity index options in other hedging relationships.

Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes equity index futures in other hedging relationships.

Credit Contracts. The Company manages credit risk through the issuance of credit default swaps (“CDS”). A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.

Replication Synthetic Assets. Replication synthetic asset transactions (“RSATs”) are derivative transactions made in combination with a cash instrument in order to reproduce the investment characteristic of an otherwise permissible investment. The Company uses interest rate swaps and credit default swaps in these transactions when direct investments are either too expensive to acquire or otherwise unavailable in the market. Such derivatives can only be RSATs and not hedging vehicles.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The table below provides a summary of the gross notional amount and fair value of derivatives contracts for all derivatives in effective hedge accounting relationships, other hedging relationships, and RSATs:

		December 31, 2018
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$1,919	$-	$-	$259	$98
	Foreign currency swaps	17	-	3	-	5

Cash flow hedges	Interest rate swaps	6,987	-	-	484	362
	Foreign currency swaps	421	61	-	55	-
	Foreign currency forwards	66	-	-	-	7
	Interest rate treasury locks	1,351	-	-	27	12
	Equity total return swaps	32	-	-	-	6

Total Derivatives in Effective Hedge Accounting Relationships		$10,793	$61	$3	$825	$490

Other Hedging Relationships
	Interest rate swaps	$137,873	$7,336	$3,287	$7,336	$3,287
	Interest rate treasury locks	11,980	277	77	277	77
	Interest rate options	8,574	230	-	230	-
	Interest rate futures	7,977	-	-	-	-
	Foreign currency swaps	1,439	341	269	341	269
	Foreign currency forwards	718	19	14	19	14
	Foreign currency futures	1,040	-	-	-	-
	Equity total return swaps	394	11	10	11	10
	Equity index options	4,818	236	59	236	59
	Equity index futures	4,178	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$178,991	$8,450	$3,716	$8,450	$3,716

Replication Synthetic Asset Transactions
	Interest rate swaps	$3,135	$-	$-	$19	$188
	Credit default swaps	-	-	-	-	-

Total Derivatives in Replication Synthetic Asset Transactions		$3,135	$-	$-	$19	$188

Total Derivatives		$192,919	$8,511	$3,719	$9,294	$4,394

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

		December 31, 2017

		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$1,870	$-	$2	$308	$128
	Foreign currency swaps	45	-	9	-	15

Cash flow hedges	Interest rate swaps	8,116	-	-	896	283
	Foreign currency swaps	1,549	78	45	295	268
	Foreign currency forwards	132	-	-	-	3
	Interest rate treasury locks	880	-	-	58	-
	Equity total return swaps	36	-	-	9	-

Total Derivatives in Effective Hedge Accounting Relationships		$12,628	$78	$56	$1,566	$697

Other Hedging Relationships
	Interest rate swaps	$121,799	$8,284	$4,041	$8,284	$4,041
	Interest rate treasury locks	10,728	630	13	630	13
	Interest rate options	8,014	247	-	247	-
	Interest rate futures	7,453	-	-	-	-
	Foreign currency swaps	322	57	13	57	13
	Foreign currency forwards	535	2	5	2	5
	Foreign currency futures	991	-	-	-	-
	Equity total return swaps	100	20	-	20	-
	Equity index options	4,113	319	1	319	1
	Equity index futures	5,372	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$159,427	$9,559	$4,073	$9,559	$4,073

Replication Synthetic Asset Transactions
	Interest rate swaps	$3,135	$-	$-	$98	$102
	Credit default swaps	30	-	-	-	-

Total Derivatives in Replication Synthetic Asset Transactions		$3,165	$-	$-	$98	$102

Total Derivatives		$175,220	$9,637	$4,129	$11,223	$4,872

Hedging Relationships

The Company generally does not enter into derivative contracts for speculative purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting and are reported in a manner consistent with the hedged asset or liability. For the years ended December 31, 2018, 2017 and 2016, respectively, the Company recorded unrealized gains (losses) of $231 million, $402 million, and $436 million, respectively, related to derivatives that no longer qualify for hedge accounting.

Fair Value Hedges. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates. The Company also uses cross currency swaps to manage its exposure to foreign exchange rate fluctuations and interest rate fluctuations.

Cash Flow Hedges. The Company uses interest rate swaps and interest rate treasury locks to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and forward agreements to hedge currency exposure on foreign currency financial instruments and foreign currency denominated

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

expenses, respectively. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.

For the year ended December 31, 2018, all of the Company’s hedged forecast transactions qualified as cash flow hedges and no cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

The maximum time frame for which variable cash flows are hedged is 28 years.

Derivatives Not Designated as Hedging Instruments or RSAT Relationships. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, and interest rate futures contracts to manage interest rate risk, total return swap agreements to manage equity risk, and CDS to manage credit risk. The Company also uses interest rate treasury locks and interest rate floor agreements to manage exposure to interest rates without designating the derivatives as hedging instruments. Interest rate floor agreements hedge the interest rate risk associated with minimum interest rate guarantees in certain life insurance and annuity businesses.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum death benefit (“GMDB”). These guarantees are effectively an embedded option on the basket of mutual funds offered to contract holders. The Company manages a hedging program to reduce its exposure to certain contracts with the GMWB and GMDB guarantees. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), currency futures, total return swaps, equity index options, swaptions and U.S. Treasury futures to match the sensitivities of the GMWB and GMDB liabilities to the market risk factors.

The Company also has a macro equity risk hedging program using equity futures and interest rate swaps, as well as equity index options. This program is designed to reduce the Company’s overall exposure to public equity markets arising from several sources including, but not limited to, variable annuity guarantees not dynamically hedged, separate account fees not associated with guarantees, and Company equity holdings.

The Company uses foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

For the years ended December 31, 2018, 2017 and 2016 net gains and losses related to derivatives in other hedging relationships were recognized by the Company, and the components were recorded in net unrealized and net realized gains (losses) as follows:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Other Hedging Relationships
Net unrealized capital gain (loss):
Interest rate swaps	$(193)	$(805)	$773
Interest rate treasury locks	(417)	841	(435)
Interest rate options	(35)	(73)	(8)
Interest rate futures	212	-	-
Foreign currency swaps	-	6	(31)
Foreign currency forwards	6	(11)	-
Foreign currency futures	(11)	-	-
Equity total return swaps	9	3	(4)
Equity index options	(133)	102	68
Equity index futures	121	-	-
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net unrealized capital gain (loss)	$(441)	$63	$363

Net realized capital gain (loss):
Interest rate swaps	$(225)	$874	$(490)
Interest rate treasury locks	43	34	342
Interest rate options	(5)	(3)	-
Interest rate futures	(411)	273	(23)
Foreign currency swaps	4	4	3
Foreign currency forwards	(16)	16	24
Foreign currency futures	61	(111)	94
Equity total return swaps	(2)	(9)	(9)
Equity index options	49	22	(98)
Equity index futures	157	(1,104)	(1,007)
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net realized capital gain (loss)	$(345)	$(4)	$(1,164)

Total gain (loss) from derivatives in other hedging relationships	$(786)	$59	$(801)

The table above does not include unrealized gains (losses) of ($28) million, $9 million, $11 million and realized gains (losses) of $12 million, $12 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. These gains (losses) represent a portion of equity total return swaps used to hedge restricted share units, but that are no longer in an effective accounting hedge relationship. The gains (losses) are recorded in the General Insurance Expenses line in the Statement of Operations.

The Company also deferred net realized gains (losses) of ($229) million, $872 million, and ($526) million (including ($226) million, $874 million, and ($490) million of gains (losses) for derivatives in other hedging relationships, respectively) related to interest rates for the years ended December 31, 2018, 2017 and 2016, respectively. Deferred net realized gains and losses are reported in IMR and amortized over the remaining period to expiration date.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Credit Default Swaps

The Company replicates exposure to specific issuers by selling credit protection via CDS in order to complement its cash bond investing. The Company does not employ leverage in its CDS program and therefore, does not write CDS protection in excess of its government bond holdings.

The following table provides details of the CDS protection sold by type of contract and external agency rating for the underlying reference security, as of December 31, 2018 and 2017, respectively

	December 31, 2018			December 31, 2017

	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]

	(in millions)
Single name CDS[1]
Corporate debt
AAA	$-	$-	-	$10	$-	1
AA	-	-	-	10	-	-
A	-	-	-	10	-	1
BBB	-	-	-	-	-	-

Total CDS protection sold	$-	$-		$30	$-

1

The rating agency designations are based on S&P where available followed by Moody’s, Dominion Bond Rating Services (DBRS), and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

2

Notional amount represents the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

3	The weighted average maturity of the CDS is weighted based on notional amounts.

The Company holds no purchased credit protection at December 31, 2018 and 2017. The average credit rating of the counterparties guaranteeing the underlying credits is A and the weighted average maturity is 0 years.

Credit Risk

The Company’s exposure to loss on derivatives is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in negative positions and the impact of collateral on hand. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its OTC derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2018 and 2017, the Company accepted collateral consisting of cash of $1,559 million and $1,973 million, and various securities with a fair value of $3,280 million and $4,360 million, respectively, which is held in separate custodial accounts and not reflected within these financial statements. In addition, the Company has pledged collateral to support both the OTC derivative instruments, exchange traded futures and cleared interest rate swap transactions. For further details regarding pledged collateral see the Investments Note.

Under U.S. regulations, certain interest rate swap agreements and credit default swap agreements are required to be cleared through central clearing houses. These transactions are contractual agreements that require initial and variation margin

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

collateral postings and are settled on a daily basis through a clearing house. As such, they reduce the credit risk exposure in the event of default by a counterparty.

Financing Premiums

The following table presents the Company’s aggregate, non-discounted total premium cost for derivative contracts with financing premiums and the premium cost due in each of the following four years, and thereafter.

Fiscal Year	Derivative Premium Payments Due
(in millions)
2018	$-
2019	66
2020	-
2021	-
Thereafter	-

Total Future Settled Premiums	$66

	Undiscounted Future Premium Commitments	Derivative Fair Value With Premium Commitments	Derivative Fair Value Excluding Impact of Future Settled Premiums
		(in millions)
Prior Year	$40	$32	$71
Current Year	$66	$(48)	$17

Transactions with Affiliates

The Company has entered into a currency swap agreement with JHFC which was recorded at fair value. JHFC utilizes the currency swap to hedge currency exposure on foreign currency financial instruments. The Company has also entered into currency swap agreements with external counterparties which offset the currency swap agreement with JHFC. As of December 31, 2018 and 2017, the currency swap agreements with JHFC and the external counterparties had offsetting fair values of $266 million and $261 million, respectively.

The Company has entered into equity total return swap agreements with MLI which are recorded at fair value. JHUSA utilizes the equity total return swaps to hedge equity exposure on restricted share units (“RSU”). As of December 31, 2018 and 2017, the equity total return swap agreements with MLI had a fair value of ($14) million and $30 million.

In 2017, the Company repositioned interest rate swaps supporting affiliate reinsurance with John Hancock Reassurance Company Limited. The transaction resulted in a pre-tax gain of $24 million and a post-tax increase to surplus of $16 million, net of amounts transferred to the interest maintenance reserve (IMR) and ceded to the affiliate reinsurer.

7. Fair Value

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

•

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition – This category includes assets and liabilities measured at fair value. Financial instruments in this category include bonds and preferred stocks carried at the lower of cost or fair value due to their SVO quality rating, common stocks, derivatives, and separate account assets.

•	Other Financial Instruments Not Reported at Fair Value After Initial Recognition – This category includes assets and liabilities as follows:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Bonds – For bonds, including corporate debt, U.S. Treasury, commercial and residential mortgage-backed securities, asset-backed securities, collateralized debt obligations, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds.

Mortgage Loans on Real Estate – The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type. The fair value of impaired mortgage loans is based on the net of the collateral less estimated cost to obtain and sell. Fair value of commercial mortgages is derived through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

Cash, Cash Equivalents and Short-Term Investments – The carrying values for cash, cash equivalents, and short-term investments approximate their fair value due to the short-term maturities of these instruments.

Policy Loans – These loans are carried at unpaid principal balances, which approximate their fair values.

Policy Reserves – Policy reserves consist of guaranteed investment contracts. The fair values associated with these financial instruments are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

Policyholders’ and Beneficiaries Funds – Includes term certain contracts and supplementary contracts without life contingencies. The fair values associated with the term certain contracts and supplementary contracts without life contingencies are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread. Effective December 31, 2016, fair value disclosure is no longer required for those balances that can be withdrawn by the policyholder at any time without prior notice or penalty. The fair value is the amount estimated to be payable to the policyholder as of the reporting date which is generally the carrying value and provides no additional disclosure value.

Consumer Notes – The fair value of consumer notes is determined by projecting cash flows and using a spread assumption associated with the specific risks in the Signature Note contracts. The spread is calculated by taking the difference between the contractual crediting rate and the yield curve as of the issue date of each Signature Note. The calculated spread is added to the yield curve as of each future valuation date to determine the fair value of the Signature Notes.

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•

Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date reflecting market transactions. Level 1 assets primarily include exchange traded equity securities and certain separate account assets.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

•

Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most bonds are classified within Level 2. Also, included in the Level 2 category are certain separate account assets and derivative assets and liabilities.

•

Level 3 – Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include impaired bonds and less liquid securities, such as structured asset-backed securities, commercial mortgage-backed securities, and other securities that have little or no price transparency.

Determination of Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (not a forced liquidation or distress sale) between market participants at the measurement date, that is, an exit value.

When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is typically based upon alternative valuation techniques such as discounted cash flows, matrix pricing, consensus pricing services and other techniques. Broker quotes are generally used when external public vendor prices are not available.

The Company has a process in place that includes a review of price movements relative to the market, a comparison of prices between vendors, and a comparison to internal matrix pricing which uses predominately external observable data. Judgement is applied in adjusting external observable data for items including liquidity and credit factors.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

Bonds

Refer to the previous page for the determination of fair value of bonds. Generally, impaired bonds with a NAIC designation rating of 6 whose cost is greater than its fair value are reported at fair value and are classified within Level 3.

Preferred Stocks

Preferred stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Preferred stocks not traded in active markets are classified within Level 3.

Common Stocks

Common stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Common stocks not traded in active markets are classified within Level 3.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value, that are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Separate Account Assets and Liabilities

For separate accounts structured as a non-unitized fund, the fair value of separate account assets is based on the fair value of the underlying assets owned by the separate account. For separate accounts structured as a unitized fund, the fair value of the separate account assets is based on the fair value of the underlying funds owned by the separate account. Assets owned by the Company’s separate accounts primarily include: investments in mutual funds, bonds, common stock, short-term investments, real estate, and cash and cash equivalents. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

The fair value of fund investments is based upon quoted market prices or reported net asset value (“NAV”). Fund investments that are traded in an active market and have a NAV that the Company can access at the measurement date are classified within Level 1. Level 2 assets consist primarily of bonds which are valued using matrix pricing with independent pricing data.

Separate account assets classified as Level 3 consist primarily of fixed maturity and equity investments in private companies, which own timber and agriculture and carry them at fair value. The values of the timber and agriculture investments are estimated using generally accepted valuation techniques. A comprehensive appraisal is performed shortly after initial purchase and at two or three-year intervals thereafter. Appraisal updates are conducted according to client contracts, generally at one-year or six-month intervals. In the quarters in which an investment is not independently appraised or its valuation updated, the market value is reviewed by management. The valuation of an investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the independent appraiser’s review and concurrence with management. Further, these valuations are prepared giving consideration to the income, cost, and sales comparison approaches of estimating asset value. The significant unobservable inputs used in the fair value measurement of the Company’s timberland investments are harvest volumes, timber prices, operating costs and discount rates. Significant changes to any one of these inputs in isolation could result in a significant change to fair value measurement. Holding other factors constant, an increase to either harvest volumes or timber prices would tend to increase the fair value of a timberland investment, while an increase in operating costs or discount rate would have the opposite effect. These investments are classified as Level 3 by the companies owning them, and therefore the equity investments in these companies are considered to be Level 3 by the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The following table presents the Company’s assets and liabilities that are measured and reported at fair value in the Balance Sheets after initial recognition by fair value hierarchy level:

	December 31, 2018
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$31	$31	$-	$25	$6	$-
Loan-backed and structured securities	-	-	-	-	-	-

Total bonds with NAIC 6 rating	31	31	-	25	6	-

Preferred stocks:
Industrial and misc	3	3	-	-	3	-

Total preferred stocks	3	3	-	-	3	-

Common stocks:
Industrial and misc	918	918	807	-	111	-

Total common stocks	918	918	807	-	111	-
Derivatives:
Interest rate swaps	7,336	7,336	-	7,336	-	-
Interest rate treasury locks	277	277	-	12	265	-
Interest rate options	230	230	-	91	139	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	341	341	-	341	-	-
Foreign currency forwards	19	19	-	19	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	11	11	-	-	11	-
Equity index options	236	236	-	236	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	8,450	8,450	-	8,035	415	-

Assets held in separate accounts	124,131	124,131	119,774	2,553	1,804	-

Total assets	$133,533	$133,533	$120,581	$10,613	$2,339	$-

Liabilities:
Derivatives:
Interest rate swaps	$3,287	$3,287	$-	$3,232	$55	$-
Interest rate treasury locks	77	77	-	17	60	-
Interest rate options	-	-	-	-	-	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	269	269	-	269	-	-
Foreign currency forwards	14	14	-	14	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	10	10	-	-	10	-
Equity index options	59	59	-	59	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	3,716	3,716	-	3,591	125	-

Liabilities held in separate accounts	124,131	124,131	119,774	2,553	1,804	-

Total liabilities	$127,847	$127,847	$119,774	$6,144	$1,929	$-

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	December 31, 2017
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$22	$22	$-	$12	$10	$-
Loan-backed and structured securities	6	6	-	-	6	-

Total bonds with NAIC 6 rating	28	28	-	12	16	-

Preferred stocks:
Industrial and misc	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-

Common stocks:
Industrial and misc	1,354	1,354	1,220	-	134	-

Total common stocks	1,354	1,354	1,220	-	134	-
Derivatives:
Interest rate swaps	8,284	8,284	-	8,284	-	-
Interest rate treasury locks	630	630	-	61	569	-
Interest rate options	247	247	-	67	180	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	57	57	-	57	-	-
Foreign currency forwards	2	2	-	2	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	20	20	-	-	20	-
Equity index options	319	319	-	319	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	9,559	9,559	-	8,790	769	-

Assets held in separate accounts	141,167	141,167	136,373	2,950	1,844	-

Total assets	$152,108	$152,108	$137,593	$11,752	$2,763	$-

Liabilities:
Derivatives:
Interest rate swaps	$4,041	$4,041	$-	$4,001	$40	$-
Interest rate treasury locks	13	13	-	12	1	-
Interest rate options	-	-	-	-	-	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	13	13	-	13	-	-
Foreign currency forwards	5	5	-	5	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	-	-	-	-	-	-
Equity index options	1	1	-	1	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	4,073	4,073	-	4,032	41	-

Liabilities held in separate accounts	141,167	141,167	136,373	2,950	1,844	-

Total liabilities	$145,240	$145,240	$136,373	$6,982	$1,885	$-

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The table below presents the carrying amounts and fair value by fair value hierarchy level for certain assets and liabilities that are not reported at fair value in the Balance Sheets:

	December 31, 2018
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$44,525	$43,579	$-	$40,875	$2,704
Preferred stocks	11	12	-	-	12
Mortgage loans on real estate	12,085	12,199	-	-	12,199
Cash, cash equivalents and short term investments	2,988	2,988	2,381	607	-
Policy loans	2,788	2,788	-	2,788	-
Derivatives in effective hedge accounting and RSAT relationships	61	844	-	816	28

Total assets	$62,458	$62,410	$2,381	$45,086	$14,943

Liabilities:
Consumer notes	$154	$176	$-	$-	$176
Borrowed money	-	-	-	-	-
Policy reserves	1,322	1,306	-	-	1,306
Policyholders’ and beneficiaries funds	796	961	-	961	-
Derivatives in effective hedge accounting and RSAT relationships	3	678	-	438	240

Total liabilities	$2,275	$3,121	$-	$1,399	$1,722

	December 31, 2017
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$47,942	$49,997	$-	$47,017	$2,980
Preferred stocks	11	14	-	-	14
Mortgage loans on real estate	11,900	12,759	-	-	12,759
Cash, cash equivalents and short term investments	4,131	4,131	3,065	1,066	-
Policy loans	2,726	2,726	-	2,726	-
Derivatives in effective hedge accounting and RSAT relationships	78	1,664	-	1,596	68

Total assets	$66,788	$71,291	$3,065	$52,405	$15,821

Liabilities:
Consumer notes	$197	$226	$-	$-	$226
Borrowed money	-	-	-	-	-
Policy reserves	1,364	1,354	-	-	1,354
Policyholders’ and beneficiaries funds	937	1,136	-	1,136	-
Derivatives in effective hedge accounting and RSAT relationships	56	799	-	618	181

Total liabilities	$2,554	$3,515	$-	$1,754	$1,761

(1)

Bonds are carried at amortized cost unless they have NAIC designation rating of 6. Fair value of bonds exclude leveraged leases of $2,439 million and $2,415 million at December 31, 2018 and 2017, respectively. The Company calculates the carrying value by accruing income at its expected internal rate of return.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. During the years ended December 31, 2018 and 2017, the Company did not have any transfers from Level 1 to Level 2. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company did not transfer assets from Level 2 to Level 1 during the years ended December 31, 2018 and 2017.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Level 3 Financial Instruments

The changes in Level 3 financial instruments measured and reported at fair value for the years ended December 31, 2018, 2017 and 2016, are summarized as follows:

	Balance at January 1, 2018	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2018
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$10	$-	$-	$-	$-	$-	$(1)	$-	$-	$(3)	$6
Impaired mortgage-backed and asset-backed securities	6	1	-	-	-	-	(7)	-	-	-	-

Total bonds with NAIC 6 rating	16	1	-	-	-	-	(8)	-	-	(3)	6
Preferred stocks:
Industrial and misc	-	-	-	-	3	-	-	-	-	-	3

Total preferred stocks	-	-	-	-	3	-	-	-	-	-	3
Common stocks:
Industrial and misc	134	44	3	-	4	-	(76)	-	2	-	111

Total common stocks	134	44	3	-	4	-	(76)	-	2	-	111
Net derivatives	728	-	(389)	-	8	-	-	(46)	-	(11)	290
Separate account assets/liabilities	1,844	133	-	-	42	-	(209)	-	3	(9)	1,804

Total	$2,722	$178	$(386)	$-	$57	$-	$(293)	$(46)	$5	$(23)	$2,214

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	Balance at January 1, 2017	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2017
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$17	$(1)	$1	$-	$3	$-	$(7)	$-	$-	$(3)	$10
Impaired mortgage-backed and asset-backed securities	7	1	-	-	-	-	(2)	-	-	-	6

Total bonds with NAIC 6 rating	24	-	1	-	3	-	(9)	-	-	(3)	16
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	169	49	(24)	-	8	-	(68)	-	-	-	134

Total common stocks	169	49	(24)	-	8	-	(68)	-	-	-	134
Net derivatives	86	-	758	-	16	-	-	(59)	-	(73)	728
Separate account assets/liabilities	1,896	83	-	-	34	-	(164)	-	6	(11)	1,844

Total	$2,175	$132	$735	$-	$61	$-	$(241)	$(59)	$6	$(87)	$2,722

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	Balance at January 1, 2016	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2016
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$29	$1	$(1)	$-	$1	$-	$(17)	$-	$4	$-	$17
Impaired mortgage-backed and asset-backed securities	7	1	-	-	-	-	(1)	-	-	-	7

Total bonds with NAIC 6 rating	36	2	(1)	-	1	-	(18)	-	4	-	24
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	110	(1)	37	-	25	-	(2)	-	-	-	169

Total common stocks	110	(1)	37	-	25	-	(2)	-	-	-	169
Net derivatives	388	-	(407)	-	152	-	-	-	-	(47)	86
Separate account assets/liabilities	1,965	84	-	-	46	-	(234)	-	11	24	1,896

Total	$2,499	$85	$(371)	$-	$224	$-	$(254)	$-	$15	$(23)	$2,175

(1)	This amount is included in net realized capital gains (losses) on the Statements of Operations.
(2)	Changes in the fair value of separate account assets are credited directly to separate account liabilities in accordance with NAIC SAP and are not reflected in income.
(3)	For financial instruments that are transferred into and/or out of Level 3, the Company uses the fair value of the instruments at the beginning of the reporting period.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying instruments into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that instrument, thus eliminating the need to extrapolate market data beyond observable points. Additionally, securities carried at fair value at the beginning of the period but carried at amortized cost at the end of the period due to rating change or change in fair value relative to amortized cost, are included in transfers out of Level 3. Conversely, any securities carried at amortized cost at the beginning of the period and carried at fair value at the end of the year due to SVO rating change or change in fair value relative to amortized cost, are included into transfers into Level 3.

8. Reinsurance

Certain premiums and benefits are assumed from or ceded to affiliate and other insurance companies under various reinsurance agreements. The Company entered into these reinsurance agreements to shift underlying risk on certain of its products, and to improve cash flow and statutory capital. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Total reinsurance amounts included in the Company’s accompanying statutory-basis financial statements were as follows:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums earned
Direct	$20,067	$20,392	$19,809
Assumed	603	605	872
Ceded	(14,854)	(2,711)	(7,454)

Net	$5,816	$18,286	$13,227

Benefits to policyholders ceded	$(15,881)	$(16,741)	$(15,271)

Reserve amounts ceded to reinsurers not authorized in the State of Michigan are mostly covered by funds withheld assets, letters of credit or trust agreements. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2018, any material recoveries were collateralized or settled by the assuming company.

Neither the Company nor any of its related parties control, directly or indirectly, any external reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2018, there were no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

As of December 31, 2018, if all reinsurance agreements were cancelled the estimated aggregate reduction in unassigned surplus is $5,586 million.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

Non-Affiliated Reinsurance

The table below consists of the impact of the New York Life (“NYL”) Agreements:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(219)	$(224)	$(264)
Premiums assumed	88	91	106
Benefits ceded	(594)	(636)	(615)
Benefits assumed	238	254	246

Other reinsurance receivable (payable)	-	(1)	(2)
Funds held by or deposited with reinsured companies	3,183	3,316	3,483

The JHLICO closed block was established upon the demutualization of JHLICO for those designated participating policies that were in-force on February 1, 2000.

Effective July 1, 2015, the Company entered into coinsurance reinsurance agreements with NYL to cede 100% quota share (“QS”) of the Company’s JHLICO Closed Block policies (“NYL 100% Coinsurance”). In addition, NYL agreed to retrocede 40% QS of the same policy risks back to the Company under a coinsurance funds withheld (“FWH”) agreement (“NYL 40% FWH Retrocession”). Collectively, these agreements are known as the NYL Agreements. The NYL 100% Coinsurance keeps the assets supporting the JHLICO Closed Block together in NYL, and the NYL 40% FWH Retrocession adjusts the net reinsurance to NYL to 60% of the JHLICO Closed Block policies at risk.

In conjunction with the NYL Agreements, the existing 100% coinsurance FWH agreement which retrocedes the JHLICO Closed Block New York business back to the Company from JHNY was recaptured. In addition, the 90% modified coinsurance FWH treaty with MRBL was also recaptured. The recaptures were necessary to complete the NYL Agreements, because the policies under these agreements are the same policies at risk under the NYL Agreements.

The table below consists of the impact of the 2018 Reinsurance Group of America (“RGA”) Agreement:

Year ended December 31,
2018

(in millions)
Premiums ceded, net	$(2,790)
Benefits ceded, net	(134)
Other reinsurance receivable	24
Other amounts payable on reinsurance	-

Effective July 1, 2018, the Company entered into a coinsurance agreement with RGA to cede 100% quota share (“QS”) of a significant block of individual payout annuities. The transaction was structured such that the Company transferred the policy liabilities of $2,520 million and related invested assets of $2,829 million. The Company incurred a pre-tax loss of $72 million net of realized capital gains, including a ceding commission paid of $33 million, and a decrease of $43 million to statutory surplus. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table below consists of the impact of the 2012 RGA Agreement:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded, net	$(2)	$(3)	$(392)
Benefits ceded, net	(407)	(418)	(467)

Other reinsurance receivable	72	68	73
Other amounts payable on reinsurance	-	-	-

Effective April 1, 2012, the Company entered into a coinsurance agreement with RGA to cede its fixed deferred annuities at 90% quota share (“QS”). Subsequently, the treaty increased to 100% QS effective February 29, 2016. The transaction was structured such that the Company transferred the actuarial liabilities and related invested assets. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

The table below consists of the impact of the Jackson National Life Insurance Company (“Jackson’) Agreement:

Year ended December 31,
2018

(in millions)
Premiums ceded, net	$(5,317)
Benefits ceded, net	(134)
Funds held by or deposited with reinsured companies	-

Other reinsurance receivable	20
Other amounts payable on reinsurance	-

Effective October 1, 2018, the Company entered into 100% quota share coinsurance agreement with Jackson, a wholly-owned subsidiary of Prudential plc, to reinsure a block of legacy group pay-out annuities. The transaction was structured such that the Company transferred the policy liabilities of $4,292 million and related invested assets of $5,400 million. The Company incurred a pre-tax loss of $914 million net of realized capital gains, including a ceding commission paid of $222 million, and a decrease of $699 million to statutory surplus. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

Affiliated Reinsurance

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHNY:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded, net	$(167)	$(177)	$(183)
Benefits ceded, net	(408)	(424)	(427)

Funds held by or deposited with reinsured companies	-	-	-
Other reinsurance receivable	39	46	41
Other amounts payable on reinsurance	5	4	9

Treaty settlement received (paid)*	208	227	246
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On January 1, 2010, the assets supporting the policyholders who reside in the state of New York (“NY business”) were transferred to JHNY from the Company. The transfer included participating traditional life insurance, variable universal life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts, and variable annuities. The NY business was transferred using assumption reinsurance, modified coinsurance and coinsurance with cut-through provisions.

The NY business related to participating traditional life insurance policies was transferred from JHUSA to JHNY under a coinsurance agreement and was immediately retroceded back to JHUSA using a coinsurance FWH agreement. JHNY retained the invested assets supporting this block of business. As previously noted, the coinsurance FWH agreement was recaptured effective July 1, 2015. The NY business related to variable universal life was reinsured through coinsurance and modified coinsurance. The NY business related to universal life was transferred from the Company to JHNY under coinsurance agreements.

The NY business related to a majority of the fixed deferred annuity business was transferred from the Company to JHNY under an assumption reinsurance agreement. The NY business related to variable annuities and some participating pension contracts where assets were held in separate accounts were reinsured through modified coinsurance. The NY business related to fixed deferred and immediate annuities and participating pension contracts was transferred from the Company to JHNY under a coinsurance agreement.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHRECO:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(501)	$(256)	$(517)
Premiums ceded, impact of treaty recaptured	-	3,718	-
Benefits ceded	(573)	(782)	(836)

Other reinsurance receivable	13	2	-
Other amounts payable on reinsurance	-	-	24
Funds withheld from reinsured companies	7,131	7,048	-
Funds withheld from unauthorized reinsurers	-	-	7,236
Treaty settlement received (paid)*	20	(8)	(594)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company also reinsures a portion of the risk related to certain annuity policies. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company. On October 1, 2017, the Company recaptured the payout annuity policies with JHRECO. The recapture resulted in pre-tax income of $708 million and an increase in surplus, net of tax, of $460 million.

The Company reinsures a large portion of the Long-Term Care (“LTC”) risk under a single accounting and capital regime, which helps to manage JHUSA’s overall risk profile and reduce strain on statutory surplus. JHUSA’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, The Office of the Superintendent of Financial Institution (“OSFI”), and reports its results on a consolidated International Financial Reporting Standards (“IFRS”) basis. As such, the agreement has no impact on the parent company financial results.

JHRECO does not retrocede any risks to a third party or affiliates. The risks assumed by JHRECO are solely the responsibility of JHRECO, but they are also retained within the parent company group. Reserve credits taken were $9,038 million and $8,644 million at December 31, 2018 and 2017, respectively. On December 31, 2017, JHRECO changed its domiciliary jurisdiction from Bermuda to the state of Michigan. As a result of the re-domestication of JHRECO, collateral was no longer required as of December 31, 2017. Total amount of funds withheld (including capital) on behalf of the captive reinsurer that back the long-term care liabilities was $7,131 million and $7,048 million at December 31, 2018 and 2017, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The available and required capital in the table below represent JHRECO’s capital position on a NAIC basis at December 31, 2018 and 2017.

	Years ended December 31,
	2018	2017

	(in millions)
Available Capital	$2,085	$1,884
Required Capital	$323	$262
RBC Ratio	646%	718%

JHUSA’s Authorized Control Level (“ACL”) Risk Based capital impact on recapture of the LTC reinsurance agreement at December 31, 2018 and 2017 is as follows:

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2018	$11,404	$1,425	800%
Impact of JHRECO LTC Recapture	470	232	-83%

Capital Gross of JHRECO LTC Cession	$11,874	$1,657	717%

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2017	$10,761	$1,266	850%
Impact of JHRECO LTC Recapture	854	189	-52%

Capital Gross of JHRECO LTC Cession	$11,615	$1,455	798%

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRBL:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(3,763)	$(3,320)	$(3,978)
Benefits ceded	(10,700)	(11,653)	(10,494)

Other reinsurance receivable	185	25	-
Other amounts payable on reinsurance	660	389	605
Funds withheld from unauthorized reinsurers	7	-	227

Treaty settlement received (paid)*	178	480	(142)
*	Treaty settlement consisted primarily of ceded investment income related to non-qualifying hedging strategies and changes in the modified coinsurance and coinsurance reserves.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The Company reinsures 87% of certain group annuity contracts in-force with MRBL. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider.

The Company reinsures 90% of a significant block of variable annuity contracts in-force with MRBL. All substantial risks, including all guaranteed benefits (GMDB, Guaranteed Minimum Income Benefit (“GMIB”), and GMWB), related to certain specified policies not already reinsured to third parties, are reinsured under the agreement. The base contracts are reinsured on a modified coinsurance basis, while the guaranteed benefit reinsurance coverage is apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance FWH. The assets supporting the reinsured policies remain invested with the Company. Since the inception of the treaty in 2008, several amendments have been enacted to refine certain aspects of the treaty. The net MRBL reinsurance recoverable includes the impact of ongoing reinsurance cash flows and is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies with changes to ceded reserves and cost of reinsurance recognized as a component of benefits to policyholders on the Statements of Operations.

The Company’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, OSFI, and reports on a consolidated IFRS basis. The Company utilizes a dynamic hedging program to manage risks on an economic basis. The IFRS accounting for these derivatives aligns with MFC’s market-based reserving regime. The US statutory accounting and reserving framework does not provide appropriate alignment of economic risk management strategies (hedging) and associated reserve methodologies. The treaty with MRBL provides a mechanism to allow management of the majority of the variable annuity risk under a single consolidated reserve and capital regime, rather than managing the block simultaneously under two very diverse frameworks.

As a coinsurance / modified coinsurance treaty, MRBL holds $1,989 million and $1,873 million as a coinsurance reserve and JHUSA holds $420 million and $109 million as a modified coinsurance reserve at December 31, 2018 and 2017, respectively. The IFRS reserves that MRBL holds for variable annuities are similar in concept to AG43. The calculations are a real-world stochastic calculation at CTE(70), based on the guaranteed benefits and fees in isolation rather than the whole contract, including the cash flows generated from the dynamic hedging program and including margins for adverse deviation. The real-world stochastic scenarios are subject to Canadian Institute of Actuaries equity and bond fund return calibration criteria. Reserve credits taken were $7 million and $0 million at December 31, 2018 and 2017, respectively, and there is no supporting collateral.

MRBL does not retrocede any risks to a third party. The risks assumed by MRBL are solely the responsibility of MRBL, but they are also retained within MFC. This transaction has no impact on MFC’s financial statements as it reports its risks on a consolidated basis.

On September 30, 2018, the Company entered into a combination coinsurance and modified coinsurance agreement with MRBL to cede 95% of certain single life and survivorship variable universal life products. The transactions included the transfer from JHUSA of $662 million of policy liabilities. The transactions resulted in a pre-tax gain of $500 million, including a ceding commission received of $500 million, and an increase in surplus of $395 million net of tax, which was deferred and will be amortized over a period of approximately 20 years.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The Company entered into a Stop Loss Reinsurance Agreement with MRBL, effective April 1, 2017, simultaneous with entering into a coinsurance with partial funds withheld agreement with MMRC, as described below.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRL:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(133)	$(255)	$(298)
Benefits ceded	(595)	(545)	(468)

Other reinsurance receivable	-	-	5
Other amounts payable on reinsurance	7	7	-
Funds withheld from unauthorized reinsurers	329	66	-
Treaty settlement received (paid)*	(30)	(28)	(74)

*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company entered into a coinsurance/modified coinsurance agreement with an affiliate, MRL, to reinsure 90% of all risks not already reinsured to third parties on various universal life contracts effective December 15, 2000. Subsequent amendments added further UL and some term contracts. The Company amended the agreement during 2014 to simplify treaty administration and to modify the structure of the treaty to a modified coinsurance FWH structure.

The table and commentary below consist of the impact of the reinsurance agreement with an affiliate, JHLH:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(28)	$(27)	$(28)
Premiums assumed	-	-	241
Benefits ceded	(22)	(19)	(10)
Benefits assumed	19	22	8

Other reinsurance receivable	-	-	1
Other amounts payable on reinsurance	5	7	-
Funds withheld from authorized reinsurers	-	-	3
Treaty settlement received (paid)*	(23)	(28)	7

* Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On December 31, 2016, the Company entered into a coinsurance agreement with an affiliate, JHLH, to reinsure 100% of a block of single premium universal life policies. The transaction included the transfer from JHLH of $282 million of invested assets and $241 million in net policy liabilities. The transaction resulted in a pre-tax gain and ceding commission received of $36 million and an increase in surplus of $52 million, net of tax.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreement with an affiliate, MMRC:

	Year ended December 31,
	2018	2017

	(in millions)
Premiums ceded	$(135)	$(373)
Premiums assumed	-	-
Benefits ceded	(17)	(14)
Benefits assumed	-	-

Other reinsurance receivable	-	-
Other amounts payable on reinsurance	22	18
Funds withheld from authorized reinsurers	102	50
Treaty settlement received (paid)*	(68)	(55)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

Effective April 1, 2017, the Company entered into a coinsurance with partial FWH agreement with an affiliate, MMRC, to reinsure 100% of the Company’s in-force single-life term life insurance policies and related riders, for certain policy years. The transaction included the transfer to MMRC of $284 million in net policy liabilities. Also, the Company recognized $33 million of FWH liabilities. The transactions resulted in a pre-tax gain of $251 million, including a ceding commission received of $252 million, and an increase in surplus of $163 million, net of tax, which was deferred and will be amortized over a period of approximately 15 years. Subsequent amendment added additional term contracts.

The reinsurance agreement with MMRC was entered into to address the surplus strain caused by the excess of XXX NAIC reserves over the VM-20 reserve levels. This transaction was within the scope of Actuarial Guideline 48, the NAIC Term Life and Universal Life with Secondary Guarantees (XXX/AXXX) Credit for Reinsurance Model Regulation (“AG 48”). In accordance with the terms of AG 48, the obligations of MMRC under the reinsurance agreement are supported by a FWH account and a credit-linked note. The FWH account is funded with assets meeting the definition of “Primary Security” under AG 48 and in an amount equal to or in excess of the VM-20 reserve. The credit-linked note is in the amount of the excess of the statutory reserves over the then current “Required Level of Primary Security”.

The Company did not commute any material ceded reinsurance in 2018.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes

The components of the net deferred tax asset/(liability) are as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital	(3) (Col 1 + 2) Total

	(in millions)
(a) Gross deferred tax assets	$1,674	$67	$1,741
(b) Statutory valuation allowance adjustments	121	-	121

(c) Adjusted gross deferred tax assets (a - b)	1,553	67	1,620
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	1,553	67	1,620
(f) Deferred tax liabilities	1,628	69	1,697

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$(75)	$(2)	$(77)

	December 31, 2017
	(4) Ordinary	(5) Capital	(6) (Col 4 + 5) Total

	(in millions)
(a) Gross deferred tax assets	$2,432	$63	$2,495
(b) Statutory valuation allowance adjustments	121	-	121

(c) Adjusted gross deferred tax assets (a - b)	2,311	63	2,374
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	2,311	63	2,374
(f) Deferred tax liabilities	2,289	72	2,361

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$22	$(9)	$13

	Change
	(7) (Col 1 - 4) Ordinary	(8) (Col 2 - 5) Capital	(9) (Col 7 + 8) Total

	(in millions)
(a) Gross deferred tax assets	$(758)	$4	$(754)
(b) Statutory valuation allowance adjustments	-	-	-

(c) Adjusted gross deferred tax assets (a - b)	(758)	4	(754)
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	(758)	4	(754)
(f) Deferred tax liabilities	(661)	(3)	(664)

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$(97)	$7	$(90)

The Company has recorded a valuation allowance against specific general business tax credit carryforwards of $121 million for the year ended December 31, 2018. These tax credits were generated by the legacy JHFC group and are subject to the separate return limitation rules. These credits will not expire until 2027, however due to restrictions on the utilization, management believes that it is more likely than not that the Company will not realize the benefit. In assessing the need for a valuation allowance, management considered the future reversal of taxable temporary differences, future taxable income exclusive of reversing temporary differences, taxable income in the carry back period, as well as tax planning strategies. Tax

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

planning strategies were considered to the extent they were both prudent and feasible and if implemented, would result in the realization of deferred tax assets.

The amount of adjusted gross deferred tax assets admitted under each component and the resulting increase in deferred tax assets by character are as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital	(3) (Col 1 + 2) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$65	$65
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	649	-	649
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	649	-	649
2. Adjusted gross deferred tax assets allowed per limitation threshold.	1,328	-	1,328
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	904	2	906

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$1,553	$67	$1,620

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	December 31, 2017
	(4) Ordinary	(5) Capital	(6) (Col 4 + 5) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$53	$53
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	742	-	742
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	742	-	742
2. Adjusted gross deferred tax assets allowed per limitation threshold.	1,212	-	1,212
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	1,569	10	1,579

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$2,311	$63	$2,374

	Change
	(7) (Col 1 - 4) Ordinary	(8) (Col 2 - 5) Capital	(9) (Col 7 + 8) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$12	$12
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	(93)	-	(93)
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	(93)	-	(93)
2. Adjusted gross deferred tax assets allowed per limitation threshold.	116	-	116
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	(665)	(8)	(673)

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$(758)	$4	$(754)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	2018	2017

	(in millions)
(a) Ratio percentage used to determine recovery period and threshold limitation amount	800%	849%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$8,854	$8,082

Impact of tax planning strategies is as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$1,553	$67
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$1,553	$67
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

	December 31, 2017
	(3) Ordinary	(4) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$2,311	$63
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$2,311	$63
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Change
	(5) (Col 1 - 3) Ordinary	(6) (Col 2 - 4) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$(758)	$4
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$(758)	$4
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities for amounts described in ASC 740-10-25-3.

Current income taxes incurred consist of the following major components:

	Years Ended December 31,
	(1) 2018	(2) 2017	(3) (Col 1 - 2) Change

	(in millions)
1. Current income tax
(a) Federal	$(725)	$446	$(1,171)
(b) Foreign	-	-	-

(c) Subtotal	(725)	446	(1,171)
(d) Federal income tax on net capital gains	396	243	153
(e) Utilization of capital loss carryforwards	-	-	-
(f) Other	-	-	-

(g) Federal and foreign income taxes incurred	$(329)	$689	$(1,018)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	December 31,
	(1) 2018	(2) 2017	(3) (Col 1 - 2) Change

	(in millions)
2. Deferred tax assets:
(a) Ordinary:
(1) Discounting of unpaid losses	$-	$-	$-
(2) Unearned premium reserve	-	-	-
(3) Policyholder reserves	654	1,489	(835)
(4) Investments	72	88	(16)
(5) Deferred acquisition costs	412	357	55
(6) Policyholder dividends accrual	53	49	4
(7) Fixed assets	-	-	-
(8) Compensation and benefits accrual	34	28	6
(9) Pension accrual	17	16	1
(10) Receivables - nonadmitted	54	48	6
(11) Net operating loss carryforward	35	-	35
(12) Tax credit carry-forward	333	329	4
(13) Other (including items <5% of total ordinary tax assets)	10	28	(18)

(99) Subtotal	$1,674	$2,432	$(758)
(b) Statutory valuation allowance adjustment	121	121	-
(c) Nonadmitted	-	-	-

(d) Admitted ordinary deferred tax assets (2(a)(99) - 2(b) - 2(c))	$1,553	$2,311	$(758)
(e) Capital:
(1) Investments	$67	$63	$4
(2) Net capital loss carryforward	-	-	-
(3) Real estate	-	-	-
(4) Other (including items <5% of total capital tax assets)	-	-	-

(99) Subtotal	$67	$63	$4
(f) Statutory valuation allowance adjustment	-	-	-
(g) Nonadmitted	-	-	-

(h) Admitted capital deferred tax assets (2(e)(99) - 2(f) - 2(g))	$67	$63	$4
(i) Admitted deferred tax assets (2(d)+2(h))	$1,620	$2,374	$(754)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

3. Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$1,150	$1,178	$(28)
(2) Fixed assets	18	18	-
(3) Deferred and uncollected premium	9	9	-
(4) Policyholder reserves	324	934	(610)
(5) Other (including items <5% of total ordinary tax liabilities)	127	150	(23)

(99) Subtotal	$1,628	$2,289	$(661)
(b) Capital:
(1) Investments	$69	$72	$(3)
(2) Real estate	-	-	-
(3) Other (including items <5% of total capital tax liabilities)	-	-	-

(99) Subtotal	$69	$72	$(3)

(c) Deferred tax liabilities (3(a)(99) + 3(b)(99))	$1,697	$2,361	$(664)

4. Net deferred tax assets/liabilities (2(i) - 3(c))	$(77)	$13	$(90)

The change in net deferred income taxes is comprised of the following:

	December 31,
	2018	2017	Change

	(in millions)
Total deferred tax assets	$1,620	$2,374	$(754)
Total deferred tax liabilities	1,697	2,361	(664)

Net deferred tax assets (liabilities)	$(77)	$13	$(90)

Tax effect of unrealized gains and losses			137
Tax effect of unrealized foreign exchange gains (losses)			5
Other			(215)

Change in net deferred income taxes			$(17)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 to income before income tax (including realized capital gains). The significant items causing this difference are as follows:

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Ordinary provisions computed at statutory rate	$(7)	$962	$294
Net realized capital gains (losses) before IMR at statutory rate	153	253	(173)
Change in nonadmitted assets	-	-	-
Reinsurance	77	22	(47)
Valuation allowance	-	-	71
Tax-exempt income	1	(22)	(16)
Nondeductible expenses	2	1	(1)
Foreign tax expense gross up	5	8	8
Amortization of IMR	(138)	(68)	(78)
Tax recorded in surplus	14	68	(4)
Dividend received deduction	(159)	(184)	(183)
Investment in subsidiaries	(18)	(25)	(25)
Prior year adjustment	(69)	(151)	(54)
Tax credits	(23)	(24)	(26)
Change in tax reserve	33	4	(200)
Pension	-	-	-
Tax rate change	(185)	570	-
Other	2	1	(1)

Total	$(312)	$1,415	$(435)

Federal and foreign income taxes incurred	$(725)	$446	$(121)
Capital gains tax	396	243	496
Change in net deferred income taxes	17	726	(810)

Total statutory income tax expense (benefit)	$(312)	$1,415	$(435)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

As of December 31, 2018, the Company had the following carry forwards:

	Origination Year	Expiration Year	Amount

	(in millions)
Affordable housing tax credits	2001	2021	$1
	2002	2022	1
	2003	2023	1
	2004	2024	1
	2005	2025	1
	2006	2026	2
	2007	2027	23
	2008	2028	57
	2009	2029	54
	2010	2030	47
	2011	2031	41
	2012	2032	32
	2013	2033	21
	2014	2034	12
	2015	2035	5
	2016	2036	3
	2017	2037	1
	2018	2038	-

			$303

Net Operating Losses	2008	2023	$-
	2009	2024	-
	2010	2025	-
	2013	2028	-
	2014	2029	-
	2018		35

			$35

Foreign Tax Credits	2006	2016	$-
	2007	2017	-
	2008	2018	-
	2009	2019	-
	2010	2020	-
	2011	2021	-
	2012	2022	-
	2013	2023	-
	2014	2024	-
	2015	2025	-
	2016	2026	-
	2017	2027	-
	2018	2028	23

			$23

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Origination Year	Expiration Year	Amount

	(in millions)
Other credits	2000	2020	$-
	2001	2021	-
	2002	2022	-
	2003	2023	-
	2004	2024	-
	2005	2025	-
	2006	2026	-
	2007	2027	-
	2008	2028	-
	2009	2029	-
	2010	2030	-
	2011	2031	-
	2012	2032	-
	2013	2033	2
	2014	2034	2
	2015	2035	3
	2016	2036	-

			$7

With the enactment of the Tax Cuts and Jobs Act on December 22, 2017, the net operating loss carryback provision was repealed effective January 1, 2018. The federal income taxes incurred on capital gains available for recoupment in the event of future net capital losses were $0 million, $323 million and $0 million for the years 2018, 2017 and 2016 respectively.

The Company has no deposits under Section 6603 of the Internal Revenue Code.

The Company is included in the consolidated federal income tax return of JHFC with the following entities:

Essex Corporation	John Hancock Insurance Agency Inc.
Farmland Management Services, Inc.	John Hancock Leasing Corp.
Guide Financial, Inc.	John Hancock Life Insurance Company of New York
Hancock Farmland Services, Inc.	John Hancock Life & Health Insurance Company
Hancock Forest Management Inc.	John Hancock Natural Resource Corp.
Hancock Natural Resource Group Inc.	John Hancock Realty Advisors Inc.
JH 575 Rengstorff LLC	John Hancock Realty Mgt. Inc.
JH Hostetler LLC	John Hancock Signature Services Inc.
JH Kearny Mesa 5 LLC	Manulife Holding (USA) LLC
JH Kearny Mesa 7 LLC	Manulife (Michigan) Reassurance Company
JH Kearny Mesa 9 LLC	Manulife Reinsurance (Bermuda) Limited
JH Networking Insurance Agency Inc.	Manulife Reinsurance Limited
JH Ott LLC	Manulife Service Corporation
JH Tulare 8 LLC	MCC Asset Management Inc.
JHFS One Corp.	PT Timber Inc.
John Hancock Assignment Company	Signator Insurance Agency Inc.
John Hancock Financial Corporation	Signator Investors Inc.
John Hancock Financial Network Inc.	The Manufacturers Investment Corporation

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company’s income tax expense (benefit) is computed as if the Company filed separate federal income tax returns with tax benefits provided for operating losses and tax credits when utilized by the consolidated group. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

Taxes receivable from (payable to) affiliates are ($47) million and ($156) million at December 31, 2018 and 2017, respectively, and are included in other assets or current federal income taxes payable on the Balance Sheets.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service (“IRS”). Effective for 2010, the Company’s common parent, JHFC, merged into Manulife Holdings (Delaware) LLC (“MHDLLC”) resulting in a new combined group. With respect to the legacy MHDLLC consolidated return group, the IRS audit for tax years through 2009 have been closed. With respect to the legacy JHFC group, the IRS has completed its examinations of tax years 1997 through 2009. On March 30, 2016, the Company and the IRS finalized an agreement for tax years 2002-2009. The agreement applies the U.S. Tax Court’s opinion on the Company’s tax treatment of certain leveraged lease investments pertaining to tax years 1997-2001. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

In August 2017, the Company received and signed an IRS Revenue Agent Report for tax years 2010-2013. Tax years 2014 and forward are open under the statute of limitations.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2018	2017

	(in millions)
Balance at beginning of year	$60	$37
Additions based on tax positions related to the current year	2	14
Payments	-	-
Additions for tax positions of prior years	48	22
Reductions for tax positions of prior years	(2)	(13)

Balance at end of year	$108	$60

Included in the balances as of December 31, 2018 and 2017, are $108 million and $75 million, respectively, of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate. Included in the balances as of December 31, 2018 and 2017, are ($1) million and ($16) million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company’s liability for unrecognized tax benefits is not expected to materially change in the next twelve months.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense in the Statements of Operations. The Company recognized approximately ($3) million, ($10) million, and ($177) million of interest expense / (benefit) for the years ended December 31, 2018, 2017 and 2016, respectively. The Company had approximately $6 million and $6 million accrued for interest as of December 31, 2018 and 2017, respectively. The Company did not recognize any material penalties for the years ended December 31, 2018, 2017 and 2016.

The Company reported a Repatriation Transition Tax liability in the amount of $1 million for 2017. This amount was fully remitted to the IRS with the filing of the 2017 federal income tax return.

As of December 31, 2017, the Company reported an Alternative Minimum Tax (AMT) Credit carryforward of $485 million, all of which was recorded as a current tax recoverable. The Company expects to recover $243 million of this balance with the filing of its 2018 tax return, while the remaining $242 million is expected to be recovered in 2019 through 2021.

With the enactment of the Tax Cuts and Jobs Act (the “Act”) on December 22, 2017, the Company applied existing guidance to the best available information in the recording of its tax provisions reflected in the 2017 financial statements. In 2018, the Company completed its analysis on the income tax effects of the Act and adjusted its provisional amounts accordingly. The Company updated policy level tax reserves and reflected impacts of $108 million in its temporary differences for Actuarial Liabilities in both deferred tax assets and deferred tax liabilities. The transitional deferred tax liability is being amortized into taxable income over 8 years, in the amount of $13 million per year. In addition, with the completion of the 2017 tax return,

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

the Company recorded all provision to return adjustments of which ($185) million impacted the effective tax rate related to the revaluation of deferred tax assets and liabilities from 35% to 21%.

10. Capital and Surplus

There are no restrictions placed on the Company’s unassigned surplus other than restrictions on dividend payments described below.

Under Michigan State insurance laws, no insurer may pay any shareholder dividends from any source other than statutory earned surplus without the prior approval of the Director. Dividends to the shareholder that may be paid without prior approval of the Director are limited by the laws of the State of Michigan. Such dividends are permissible if, together with other dividends or distributions made within the preceding 12 months, they do not exceed the greater of 10% of the JHUSA surplus as of December 31 of the preceding year, or the net gain from operations excluding realized capital gains and (losses) for the 12 month period ending December 31 of the immediately preceding year. For the years ended December 31, 2018, 2017 and 2016, the Company paid ordinary dividends of $600 million, $807 million and $0 million and extraordinary dividends of $0 million, $93 million, and $0 million to its parent company MIC, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2018 and 2017, based on calculations pursuant to those requirements, the Company’s total adjusted capital exceeds the company action level RBC.

The Company has surplus notes described below in the amount of $585 million outstanding as of December 31, 2018. During 2016, $405 million was repaid. The issuance of the surplus notes was approved by the insurance regulators with the following repayment conditions and restrictions: payment of principal and accrued interest otherwise required or permissible cannot be made unless approved by the Board of Directors, approved in writing by the Director, and the Company has sufficient earned surplus or such other funds as may be approved by the Director available for such payment.

Surplus notes in the amount of $450 million were issued on February 25, 1994, for cash pursuant to Rule 144A under the Securities Act of 1933. 100% of the issued and outstanding surplus notes are represented by a global note registered in the name of a nominee of the Depository Trust Company. The interest rate is fixed at 7.375%, and interest is payable semi-annually. The notes mature on February 15, 2024. Interest expense was $33 million for years ended December 31, 2018, 2017 and 2016. Total interest paid through December 31, 2018 was $813 million.

Pursuant to two subordinated surplus notes dated September 30, 2008, the Company borrowed the respective amount of $295 million and $110 million from an affiliate, John Hancock Insurance Agency, Inc. (“JHIA”). The interest rate is fixed at 7% per annum and is payable semi-annually. The surplus notes which were to have matured on March 31, 2033 were repaid on November 1, 2016. For the year ended December 31, 2016, the combined interest expense on the notes was $31 million.

Pursuant to an amended and restated subordinated surplus note dated September 30, 2008, the Company borrowed $136 million from JHFC. Interest is calculated and reset quarterly at a fluctuating rate equal to 3-month LIBOR plus 125 basis points and is payable semi-annually. The note which was to have matured on December 15, 2016 was extended to December 14, 2021. Interest expense was $5 million, $3 million, and $3 million for the years ended December 31, 2018, 2017 and 2016, respectively. Total interest paid through December 31, 2018 was $24 million.

Under Michigan State liquidation statutes, the claims of the Depository Trust Company and JHFC (“the surplus noteholders”) come before those of the Company’s shareholders. There is no preferential treatment in claims between the surplus noteholders.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months’ notice. Under the various agreements, the Company will pay a fee for services received under the agreement which includes legal, actuarial, investment, data processing, accounting, and certain other administrative services. Management fees relating to the agreement were $296 million, $347 million, and $329 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

The Company has Administrative Service Agreements with its subsidiaries and affiliates whereby the Company will be reimbursed for operating expenses incurred by the Company. Services provided under the agreement include legal, personnel, marketing, investment accounting, and certain other administrative services and are billed based on intercompany cost allocations or total average daily net assets. The amounts earned under the agreements were $748 million, $767 million, and $811 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Balance Sheets and Statements of Operations may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Other

During 2018, 2017 and 2016, respectively, the Company received dividends of $28 million, $31 million, and $34 million from John Hancock Investment Management Services LLC, $83 million, $72 million, and $71 million from JHD, $100 million, $0 million, and $0 million from JHNY, $0 million, $0 million, and $0 million from JHLH, $404 million, $231 million, and $214 million from John Hancock Subsidiaries, LLC (“JHS LLC”), and $0 million, $0 million, and $19 million from John Hancock Partnership Holdings I & II, $1 million, $10 million, and $0 million from CLA CRE Opportunity Fund I LP and $27 million, $0 million and $0 million from CIP / MCRT Longview Meadows LLC (“Concord Mews”). These dividends are included in the Company’s net investment income.

During 2018 and 2017, the Company made a capital contribution of $0 million and $0 million to JHS LLC.

The Company did not make a capital contribution to its wholly-owned subsidiary, MMRC in 2018. During 2017, the Company made a capital contribution of $40 million to MMRC, in exchange for one hundred and one shares of the common stock of MMRC.

During 2018 and 2017, the Company received a return of capital of $80 million and $0 million from its 91% ownership of Concord Mews.

The Company did not own any shares of the stock of its parent, MIC, or its ultimate parent, MFC at December 31, 2018 and 2017, respectively.

The Company did not recognize any impairment write-down for its investment in subsidiaries, controlled or affiliated companies for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company is the owner and beneficiary of corporate owned life insurance (“COLI”) policies issued by JHLH. The asset balances equal to the cash surrender value of the internal COLI policies was $572 million and $558 million at December 31, 2018 and 2017, respectively.

The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Second Restated and Amended Liquidity Pool and Loan Facility Agreement effective January 1, 2010. The maximum aggregate amounts that JHUSA can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on U.S. dollar funds will be reset daily to the one-month U.S. Dollar

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

London Inter-Bank Bid Rate (“LIBID”) and interest payable on Canadian dollar funds is based off the one-month Canadian Dollar Offering Rate (“CDOR”) plus a spread.

The following table details the affiliates and their participation in the Company’s Liquidity Pool:

	December 31,
	2018	2017

	(In millions)
The Manufacturers Investment Corporation	$66	$134
John Hancock Financial Corporation	113	114
Manulife Reinsurance Limited	17	56
Manulife Reinsurance (Bermuda) Ltd.	141	111
Manulife (Michigan) Reassurance Company	6	4
John Hancock Life & Health Insurance Company	159	180
John Hancock Reassurance Company, Ltd.	91	179
John Hancock Life Insurance Company New York	293	170
John Hancock Investment Management Services LLC	25	23
John Hancock Subsidiaries LLC	24	31
John Hancock Insurance Agency, Inc.	5	5
Essex Corporation	1	-
JH Signature Services Inc.	9	8
JH Partnership Holdings I, II LP	-	7
John Hancock Realty Advisors	6	2
JH Advisors LLC	47	66
Manulife Asset Management (US) LLC	35	76
Hancock Capital Investment Management LLC	15	11
John Hancock RPS, LLC	41	31
The Berkeley Financial Group, LLC	2	2
Manulife Holdings (USA), LLC	-	-
Signator Insurance Agency, Inc.	11	11
JH Networking Insurance Agency, Inc.	4	5
John Hancock Administrative Services LLC	-	-
John Hancock Financial Network, Inc.	45	1
Hancock Natural Resource Group, Inc.	68	30
Hancock Forest Management, Inc.	5	5
John Hancock Personal Financial Services, LLC	1	2
John Hancock Funding Company LLC	(9)	-

Total	$1,221	$1,264

Effective March 31, 1996, MLI provides a claims paying guarantee to certain U.S. policyholders. The claims guarantee agreement was terminated effective August 13, 2008, but still remains in effect with respect to policies issued by the Company prior to that date.

MFC fully and unconditionally guarantees payments from the guarantee periods of the accumulation phase for certain of the Company’s market value adjusted annuity contracts.

MFC fully and unconditionally guarantees JHLICO’s SignatureNotes. In December 2009, the entity that formerly issued these notes, JHLICO, ceased to exist and its property and obligations became the property and obligations of the Company.

MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

guarantees or obligations of MFC, which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes.

The Company also enters into debt and reinsurance transactions with its affiliates. Refer to the debt and reinsurance notes for further details.

12. Commitments, Guarantees, Contingencies, and Legal Proceedings

Commitments: The Company has extended commitments to purchase long-term bonds of $723 million, purchase other invested assets of $2,118 million, purchase real estate of $87 million, and issue agricultural and commercial mortgages of $152 million at December 31, 2018. If funded, loans related to real estate mortgages would be fully collateralized by related properties. Approximately 42% of these commitments expire in 2019.

There were no leasing arrangements that the Company entered into as lessee which could have a material financial effect.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. In conjunction with the September 25, 2018 sale of the home office property, the total lease commitment for future years related to the office ground lease was reduced by $343 million. During 2012, the Company entered into a parking lease agreement, which expires on December 31, 2050. The terms of the lease agreements provide for adjustments in future periods. The future minimum lease payments, by year and in the aggregate, under these leases and other non-cancelable operating leases along with the associated sub-lease income are as follows:

Non-cancelable Operating Leases
(in millions)
2019	$9
2020	8
2021	5
2022	3
2023	3
Thereafter	16

Total	$44

The Company does not have any sublease income related to its office space.

The Company’s investment in leveraged leases relates to equipment used primarily in the transportation industries; however, this type of leasing transaction is not a significant part of the Company’s business activities in terms of revenue, net income, or assets.

As of December 31, 2018, the Company recorded a restructuring charge of approximately $56 million, net of tax, primarily related to a voluntary early retirement program as well as costs to optimize our real estate footprint in the United States.

Guarantees: In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under statutory accounting principles.

The Company has issued guarantee agreements pursuant to which the Company guarantees the obligations of JHNY and JHLH under the OTC International Swaps and Derivatives Association, Inc. (“ISDA”) cleared and exchange-traded derivative agreements and transactions entered into by JHNY and JHLH with external counterparties. The ISDA guarantees are subject to an overall limit of $1 billion of Potential Future Exposure, using a three-week and 95% confidence parameters, in calculating the counterparty risk exposure.

The Company is party to a financial support agreement with JHLH pursuant to which it has agreed to maintain JHLH’s capital level such that its risk-based capital ratio shall be at or above 225% of the company action level annually. In addition,

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

12. Commitments, Guarantees, Contingencies, and Legal Proceedings - (continued)

under the terms of the financial support agreement, the Company undertakes to provide sufficient liquidity to enable JHLH to make timely payment of its contractual obligations.

Contingencies: The Company is an investor in a number of leasing transactions. On August 5, 2013, the U.S. Tax Court issued an opinion effectively ruling in the government’s favor in the litigation between John Hancock and the IRS involving the tax treatment of John Hancock’s investment in certain leveraged leases. On March 30, 2016, the Company and the IRS finalized an agreement determining the impact of the decision on tax years subsequent to the years that were decided by the Court. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

The Company acts as an intermediary/broker in OTC derivative instruments. In these cases, the Company enters into derivative transactions on behalf of affiliated companies and then enters into offsetting derivative transactions with the affiliate. In the event of default of either party, the Company is still obligated to fulfill its obligations with the other party.

The Company is subject to insurance guaranty fund laws in the states in which it does business. Pursuant to these laws, insurance companies are assessed, and required to make periodic payments, to be used to pay benefits to policyholders and claimants of insolvent or rehabilitated insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position.

Legal Proceedings: The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, an employer, and a taxpayer. In addition, the Michigan Department of Insurance and Financial Services, the Michigan Attorney General, the SEC, the Financial Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. An estimation of the range of potential outcomes in any given matter is often unavailable until such matters have developed and sufficient information emerges to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

A class action against the Company is pending in the U.S. District Court for the Southern District of New York (the “Southern District of NY”) in which claims are made that the Company breached, and continues to breach, the contractual terms of certain universal life policies issued between approximately 1990 and 2006 by including impermissible charges in its cost of insurance (“COI”) calculations and certain other rider charges. The Company believes that its COI calculations have been, and continue to be, in accordance with the terms of the policies. In May 2018, the parties agreed to the financial terms of a settlement in the amount of $91 million. On November 1, 2018, the court granted preliminary approval of the $91 million settlement for Besen and scheduled a fairness hearing for February 19, 2019. Distribution of notice of the settlement to the class commenced on December 26, 2018. A similar class action based on the same policy language in dispute in the case pending in New York had been pending in California. The parties have settled all claims alleged in the California action. On May 8, 2018, the court granted final approval of the settlement, and the settlement amount of $60 million has been paid.

In June 2018, a class action was initiated against the Company in the Southern District of NY on behalf of owners of performance universal life policies issued between 2003 and 2009 whose policies are subject to a COI increase announced in 2018. In October 2018, an almost identical class action was initiated against the Company in the Southern District of New York. It was filed as a related case as the one filed in June and has been assigned to the same judge. Discovery has commenced in these cases and will continue through 2019. It is too early to assess the range of potential outcomes for these two related lawsuits.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

13. Annuity Actuarial Reserves

The Company’s annuity actuarial reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2018
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$522	$337	$1,385	$2,244	2%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	109,160	109,160	83%

Total with adjustment or at fair value	524	337	110,545	111,406	85%
At book value without adjustment (minimal or no charge or adjustment)	4,937	-	-	4,937	4%
Not subject to discretionary withdrawal	14,577	207	147	14,931	11%

Total (gross)	20,038	544	110,692	131,274	100%

Reinsurance ceded	10,830	-	-	10,830

Total (net)	$9,208	$544	$110,692	$120,444

	December 31, 2017
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$448	$400	$1,720	$2,568	2%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	124,432	124,432	84%

Total with adjustment or at fair value	450	400	126,152	127,002	86%
At book value without adjustment (minimal or no charge or adjustment)	5,412	-	-	5,412	4%
Not subject to discretionary withdrawal	14,987	227	171	15,385	10%

Total (gross)	20,849	627	126,323	147,799	100%

Reinsurance ceded	4,526	-	-	4,526

Total (net)	$16,323	$627	$126,323	$143,273

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts

Separate accounts held by the Company include individual and group variable annuity and variable life products that offer guaranteed and non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The deposits related to variable annuities generally provide a GMDB. For annuity products, this can take the form of either (a) return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary; or (d) a combination benefit of (b) and (c) above. The assets and liabilities of these accounts are carried at fair value. The GMDB reserve is held in the Company’s general account policy reserves.

The Company sold contracts with GMIB riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity which may be elected by the contract holder after a stipulated waiting period (7 to 15 years), and which may be larger than what the contract account balance could purchase at then-current annuity purchase rates.

The Company sold contracts with a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Reinsurance has been utilized to mitigate risk related to some of the GMDB and GMIB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

The assets legally insulated from the general account are attributed to the following products/transactions:

Product/Transaction	Separate Account Legally Insulated Assets		Separate Account Not Legally Insulated Assets

	December 31,
	2018	2017	2018	2017

	(in millions)
Group Annuity Contracts (401K)	$78,443	$87,377	$-	$-
Variable and Fixed Annuities	29,250	35,552	21	23
Life Insurance	12,771	14,081	-	-
Fixed Products - Institutional and stable value fund	1,743	2,140	-	-
Fixed Products - Retail	26	26	351	413
Investments - Funds	1,526	1,555	-	-

Total	$123,759	$140,731	$372	$436

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

To compensate the general account for the risk taken, the separate account paid risk charges and amounts toward separate account guarantees as follows:

	Risk Charges Paid to General Account	Amounts toward Separate Account Guarantees

	(in millions)
2018	$210	$54
2017	$220	$62
2016	$231	$89
2015	$241	$59
2014	$252	$74

The Company had the following variable annuities with guaranteed benefits:

	December 31,
	2018	2017

	(in millions, except for ages)
Account value	$29,577	$36,044
Amount of reserve held	1,230	821
Net amount at risk - gross	7,778	4,817
Weighted average attained age	69	69

The following assumptions and methodology were used to determine the amounts above at December 31, 2018 and 2017:

•

Actuarial Guideline 43 (“AG 43”) is used in both years to determine the aggregate reserve for products falling under the scope. Assumptions used in the standard scenario are prescribed by the guideline. Assumptions used in the stochastic scenarios are detailed below.

•	The stochastically generated projection scenarios have met the scenario calibration criteria prescribed in AG 43.

•

In 2018 and 2017, annuity mortality is based on the Ruark Variable Annuity Table, which is based on an industry study of variable annuity deaths. The table is further adjusted by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

•

In 2018 and 2017, annuity base lapse rates vary by product, policy year, and rider type, where the lapse rates range from 0.5% to 40% for GMDB, GMIB and GMWB. In 2018 the base lapse rates also varied by utilizer status. These rates are dynamically reduced for guarantees that are in-the-money. Beginning in 2012, rates are also dynamically increased for GMWBs that are out-of-the-money.

•	For variable annuities, the swap curve at December 31 is used for discounting in both years.

•	For variable annuities, mean return, volatility and correlation assumptions are determined by indices, which have met the calibration criteria prescribed in AG 43.

Account balances of variable contracts with guarantees were invested in various separate accounts with the following characteristics:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

	December 31,
	2018	2017

	(in millions)
Type of Fund
Equity	$24,071	$28,880
Balanced	8,365	10,009
Bonds	5,615	6,381
Money Market	517	519

Total	$38,568	$45,789

Information regarding the separate accounts of the Company is as follows:

	December 31,
	2018			2017

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Premiums, deposits and other considerations	$-	$14,007	$14,007	$-	$14,395	$14,395

Reserves for accounts with assets at:
Fair value	544	123,076	123,620	627	139,896	140,523
Amortized cost	-	-	-	-	-	-

Total	$544	$123,076	$123,620	$627	$139,896	$140,523

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

	December 31,
	2018			2017

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$337	$1,385	$1,722	$400	$1,720	$2,120
At book value without fair value adjustments and with current surrender charge of 5% or more	-	1,329	1,329	-	1,494	1,494
At fair value	-	118,543	118,543	-	134,740	134,740
At book value without fair value adjustments and with current surrender charge of less than 5%	-	1,671	1,671	-	1,771	1,771

Subtotal	337	122,928	123,265	400	139,725	140,125
Not subject to discretionary withdrawal	207	148	355	227	171	398

Total	$544	$123,076	$123,620	$627	$139,896	$140,523

Amounts transferred to and from separate accounts are as follows:

	December 31,
	2018	2017	2016

	(in millions)
Transfers to separate accounts	$15,071	$17,679	$17,163
Transfers from separate accounts	22,687	26,385	22,744

Net transfers to (from) separate accounts	$(7,616)	$(8,706)	$(5,581)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

15. Employee Benefit Plans

Retirement Plans: The Company participates in the John Hancock Pension Plan, a qualified defined benefit plan that covers substantially all of its employees. The Company also participates in the John Hancock Non-Qualified Pension Plan, a nonqualified defined benefit plan for employees whose qualified cash balance benefit is restricted by the Internal Revenue Code. Both plans are sponsored by MIC. The non-qualified defined benefit plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under this plan continue to be subject to the plan’s provisions.

The Company is jointly and severally liable for the funding requirements of the plans and will recognize its allocation, from MIC, of the required contributions to the plans as pension expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate payments into the trust for the qualified plan and payments to participants for the non-qualified plan. The expense for these plans was $26 million, $34 million, and $30 million in 2018, 2017 and 2016, respectively.

The Company participates in the John Hancock Supplemental Retirement Plan, a non-qualified defined contribution plan maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for this plan was not material for the years ended 2018, 2017 and 2016, respectively. The prior non-qualified defined contribution plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company also maintains a separate rabbi trust for the purpose of holding assets to be used to satisfy its obligations with respect to certain other non-qualified retirement plans of $308 million and $328 million at December 31, 2018 and 2017, respectively. In the event of insolvency of the Company, the rabbi trust assets can be used to satisfy claims of general creditors.

During the year, the Company implemented its North American voluntary early retirement program. The program will result in the voluntary separation of 229 employees in the U.S. by the end of 2019. A curtailment loss of $7 million resulting from the program was recorded by MIC in earnings during the 4th quarter of 2018. This loss represents the change in net defined benefit and retiree welfare liabilities due to employees separating sooner and with different post-retirement benefits than had previously been assumed. The Company will recognize its allocation of the curtailment loss in earnings as payments to participants are made.

401 (k) Plans: The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. Both plans are sponsored by JHUSA. Expense is primarily comprised of the amounts the Company contributes to the plans, which fully matches eligible participants’ basic pre-tax or Roth contributions, subject to a 4% per participant maximum. The expense for the defined contribution plans was not material for the years ended 2018, 2017 and 2016, respectively.

Deferred Compensation Plan: The Company maintains the Deferred Compensation Plan for Certain Employees of John Hancock, and the Deferred Compensation Plan of the John Hancock Financial Network, both of which are deferred compensation plans sponsored by MFC. These plans are for a select group of management or highly compensated employees and certain qualified agents. The plans are fully funded and accounts are maintained by a third-party administrator. Under these plans, participants have the flexibility and opportunity to invest their plan balances in mutual funds. The liability for these plans at December 31, 2018 and 2017 was $108 million and $112 million, respectively.

Prior to January 1, 2006, the Company offered the Legacy Deferred Compensation Plan for Certain Employees of John Hancock Life Insurance Company (USA), the legacy plan, which is closed to new participation and is unfunded. These are notional accounts and all liabilities have remained with the Company and are paid out of general account assets when a distribution is taken. The liability for this plan was not material as of December 31, 2018 and 2017 respectively.

Postretirement Benefit Plan: The Company participates in the John Hancock Employee Welfare Plan which is sponsored by MIC. Consistent with the pension plan, the Company is jointly and severally liable for the funding requirements of the plan and will recognize its allocation, from MIC, of the benefits earned by plan participants as postretirement benefits expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate the benefits earned; i.e., service cost, relating to participants employed by the Company. In addition, any difference between

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

15. Employee Benefit Plans - (continued)

actual cash paid for benefits to plan participants and benefits earned is recorded directly to unassigned surplus. The expense and charge to surplus for the John Hancock Employee Welfare Plan were not material for the years ended 2018, 2017 and 2016, respectively.

16. Lines of Credit, Consumer Notes and Affiliated Debt

Lines of Credit: At December 31, 2018, JHUSA and MIC share in a committed line of credit established by MFC totaling $1 billion, which was extended to 2023. MFC will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants, as long as any amount is owed to the lender under the agreement. At December 31, 2018, the Company had no outstanding borrowings under the agreement.

The Company had a committed line of credit agreement established by MLI totaling $1 billion. MLI committed, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants as long as any amount is owed to the lender under the agreement. The committed line of credit expired on March 18, 2018.

At December 31, 2018, the Company, MFC, and other MFC subsidiaries had a committed line of credit through a group of banks totaling $500 million pursuant to a multi-year facility, which will expire in 2021. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, MFC is required to maintain a certain minimum level of net worth, and MFC and the Company are required to comply with certain other covenants, which were met at December 31, 2018. At December 31, 2018, MFC and its subsidiaries, including the Company, had no outstanding borrowings under the agreement.

At December 31, 2018, the Company had a line of credit agreement established with JHS LLC totaling up to $120 million, which will expire February 15, 2022. Under the agreement, the Company may loan funds, when requested, at prevailing interest rates as determined in accordance with the line of credit agreement. At December 31, 2018, the Company had $115 million outstanding borrowings under the agreement with a fair value of $115 million. This loan replaced a senior note receivable for $30 million issued by JHS LLC during 2016, and additional advances of $25 million on February 15, 2017 and $60 million on May 21, 2018. Interest on the loan is calculated at a fluctuating rate equal to the 360 day-year for the actual number of days elapsed and is payable annually. The combined interest income on the loans was $3 million and $1 million for the year ended December 31, 2018 and 2017.

Effective April 17, 2018, the Company entered into a committed line of credit agreement with John Hancock Funding Company LLC, (“JHFLLC”), a wholly-owned subsidiary of JHS LLC, totaling up to $400 million which will expire April 27, 2023. Under the agreement, the Company may loan funds, when requested, at prevailing interest rates as determined in accordance with the line of credit agreement. Interest on the loan is calculated at a fluctuating rate equal to the 360 day-year for the actual number of days elapsed and is payable quarterly. At December 31, 2018, the Company had no outstanding borrowings under the agreement.

Consumer Notes: The Company issued consumer notes through its SignatureNotes Program. SignatureNotes may be redeemed upon the death of the holder, subject to an annual overall program redemption limitation of 1% of the aggregate securities outstanding, or $1 million, or an individual redemption limitation of $200,000 of aggregate principal. SignatureNotes have a variety of issue dates, maturities, interest rates and call provisions. The notes payable balance as of December 31, 2018 and 2017 was $154 million and $197 million, respectively. Interest ranging from 4.9% to 6.0%. The notes are due in varying amounts to 2032.

Aggregate maturities of consumer notes are as follows: 2019-$16 million; 2020-$0 million; 2021-$0 million; 2022-$13 million; 2023-$33 million; and thereafter $92 million.

Interest expense on consumer notes, included in benefits to policyholders, was $10 million, $11 million, and $12 million in 2018, 2017 and 2016, respectively. Interest paid amounted to $8 million, $11 million, and $11 million in 2018, 2017 and 2016, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

Affiliated Debt: Pursuant to a demand note receivable dated September 30, 2008, the Company had $295 million outstanding with MIC. The note, which was to have matured on March 31, 2013, was extended to March 31, 2018. This note was reported as a nonadmitted asset at December 31, 2016 since the counterparty is the parent entity of the Company; however, this note continued to accrue interest throughout the duration of the contract as per the terms of the note. Prior to March 31, 2013, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 83 basis points per annum. Following the extension, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 180 basis points per annum. Interest income was $0 million, $7 million, and $7 million for the years ended December 31, 2018, 2017 and 2016, respectively. The demand note receivable was fully repaid on September 30, 2017.

Pursuant to a promissory note dated June 28, 2012, the Company borrowed $153 million from Manulife Finance Switzerland AG (“MFSA”). Interest on the loan was calculated at a fluctuating rate equal to 3-month LIBOR plus 90 basis points per annum and was payable quarterly. In addition, the Company renewed two previously outstanding promissory notes to MFSA with an outstanding balance of $7 million and combined these notes with the new note issued on June 28, 2012, thus bringing the total principal balance due to $160 million. On June 3, 2015, the maturity date was extended for a period of one year to June 28, 2016. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2015. On May 31, 2016, the maturity date was extended for a period of one year to June 28, 2017. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2016. On May 22, 2017, the maturity date was extended for a period of one year to June 28, 2018. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2017. Interest expense was $0 million, $3 million, and $3 million for the years ended December 31, 2018, 2017 and 2016, respectively. The promissory note was fully repaid as of December 31, 2017.

Pursuant to a senior note receivable dated December 9, 2014, the Company had $40 million outstanding with JHS LLC as of December 31, 2016. During 2017, JHS LLC repaid $15 million of the outstanding loan bringing the outstanding principal balance to $25 million with a fair value of $25 million as of December 31, 2017. During 2018, JHS LLC repaid $15 million of the outstanding loan bringing the outstanding principal balance to $10 million with a fair value of $10 million as of December 31, 2018. The note matures on December 9, 2019. Interest on the loan is calculated at a fluctuating rate equal to the 3-month LIBOR rate plus 180 basis points per annum and is payable quarterly. Interest income was $1 million, $1 million, and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

FHLB (Federal Home Loan Bank) Agreements: The Company is a member of the Federal Home Loan Bank of Indianapolis (FHLBI). The Company uses advances from the FHLBI as a part of its liquidity management program, and any funds obtained for this purpose would be accounted for as borrowed money.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

The following table indicates the aggregate amount of the FHLBI capital stock held related to the agreement:

	December 31, 2018
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock - Class A	$-	$-	$-
(b) Membership stock - Class B	19	19	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$19	$19	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$430

	December 31, 2017
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock - Class A	$-	$-	$-
(b) Membership stock - Class B	19	19	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$19	$19	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$421

FHLBI membership stock of $0 million and $0 million was classified as not eligible for redemption for the years ended December 31, 2018 and 2017, respectively.

The following table indicates the collateral pledged to the FHLBI at the end of the year:

December 31, 2018
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

December 31, 2017
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

The following table indicates the maximum collateral pledged to the FHLBI during the year:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

December 31, 2018
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$-	$-	$-

December 31, 2017
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$803	$755	$400
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$803	$755	$400

The following table represents the aggregate amount of borrowing from FHLBI:

December 31, 2018
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	$-
(b) Funding agreements	-	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

December 31, 2017
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	$-
(b) Funding agreements	-	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

The maximum amount of aggregate borrowings from FHLBI during 2018 was $0 million. The Company is not subject to any prepayment obligations under current borrowing agreements.

17. Closed Block

The Company operates a closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The JHUSA closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

17. Closed Block - (continued)

Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues.

Assets allocated to the closed block inure solely to the benefit of policyholders included in the closed block and will not revert to the benefit of the shareholders of the Company. In addition, if the assets allocated to the closed block and the revenues from the closed block business prove to be insufficient to pay the benefits guaranteed in the closed block, the Company will be required to make payments from its general funds in an amount equal to the shortfall.

If, over time, the aggregate performance of the assets and policies of a closed block is better than was assumed in funding that closed block, dividends to policyholders for that closed block will be increased. If, over time, the aggregate performance of the assets and policies of a closed block is less favorable than was assumed in funding that closed block, dividends to policyholders for that closed block will be reduced.

No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without prior notification to or approval of the Insurance Department.

The excess of the closed block liabilities over the closed block assets represents the expected future post-tax contribution from the closed block which may be recognized in income over the period the policies and contracts in the closed block remain in force.

The following table sets forth certain summarized financial information relating to the JHUSA closed block.

	JHUSA
	2018	2017

	(in millions)
Assets:
Bonds	$2,222	$2,744
Stocks:
Preferred stocks	-	-
Common stocks	-	-
Mortgage loans on real estate	327	247
Real estate	661	704
Cash, cash equivalents and short-term investments	332	4
Policy loans	1,734	1,694
Other invested assets	407	248

Total cash and invested assets	5,683	5,641
Investment income due and accrued	110	102
Premiums due	4	5
Net deferred tax asset	32	73
Other closed block assets	372	46

Total closed block assets	$6,201	$5,867

Obligations:
Policy reserves	5,407	5,515
Policyholders’ and beneficiaries’ funds	58	60
Dividends payable to policyholders	304	322
Policy benefits in process of payment	61	71
Other policy obligations	6	1
Other closed block obligations	663	500

Total closed block obligations	$6,499	$6,469

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

18. Subsequent Events

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2018 financial statements through April 3, 2019, the date the financial statements were issued.

The Company has a number of reinsurance agreements with Scottish Re (U.S.), Inc. (“SRUS”). On March 6, 2019, SRUS was declared impaired and placed into rehabilitation by the Delaware Chancery Court with the anticipation that a Plan of Rehabilitation that addresses and removes the causes of SRUS’s impairment be submitted to the Receiver and the Court for approval. In the event a Plan of Rehabilitation is not submitted and approved, the rehabilitation proceedings could convert into liquidation proceedings. As of December 31, 2018, the Company recorded a reserve credit and a reinsurance receivable of approximately $209 million and $33 million, respectively, related to the various agreements with SRUS.

AUDITED FINANCIAL STATEMENTS

John Hancock Variable Life Separate Account S of John Hancock Life Insurance Company (U.S.A.)

December 31, 2018

John Hancock Variable Life Separate Account S

Audited Financial Statements

December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of

John Hancock Life Insurance Company (U.S.A.) Separate Account S

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account S (the “Separate Account”), as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the two years ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018 and the results of its operations and changes in contract owners’ equity for the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies, or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1993.

Boston, Massachusetts

April 3, 2019

3

Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account S

500 Index Fund Series NAV	M Capital Appreciation
Active Bond Trust Series NAV	M International Equity
Money-Market Trust Series NAV	M Large Cap Growth
American Asset Allocation Trust Series I	M Large Cap Value
American Global Growth Trust Series I	Main Management Insurance Fund Class A
American Growth Trust Series I	Managed Volatility Aggressive Portfolio Series NAV
American Growth-Income Trust Series I	Managed Volatility Balanced Portfolio Series NAV
American International Trust Series I	Managed Volatility Conservative Portfolio Series NAV
Blue Chip Growth Trust Series NAV	Managed Volatility Growth Portfolio Series NAV
Select Bond Trust Series NAV	Managed Volatility Moderate Portfolio Series NAV
Capital Appreciation Trust Series NAV	Mid Cap Index Trust Series NAV
Capital Appreciation Value Trust Series NAV	Mid Cap Stock Trust Series NAV
Core Bond Trust Series NAV	Mid Value Trust Series NAV
Emerging Markets Value Trust Series NAV	PIMCO All Asset
Equity Income Trust Series NAV	Real Estate Securities Trust Series NAV
Financial Industries Trust Series NAV	Science & Technology Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Short Term Government Income Trust Series NAV
Fundamental Large Cap Value Trust Series NAV	Small Cap Stock Trust Series NAV
Global Bond Trust Series NAV	Small Cap Index Trust Series NAV
Global Trust Series NAV	Small Cap Opportunities Trust Series NAV
Health Sciences Trust Series NAV	Small Cap Value Trust Series NAV
High Yield Trust Series NAV	Small Company Value Trust Series NAV
International Equity Index Series NAV	Strategic Income Opportunities Trust Series NAV
International Growth Stock Trust Series NAV	Total Bond Market Series Trust NAV
International Small Company Trust Series NAV	Total Stock Market Index Trust Series NAV
International Value Trust Series NAV	Ultra Short Term Bond Trust Series NAV
Investment Quality Bond Trust Series NAV	Utilities Trust Series NAV
Lifestyle Conservative Portfolio Series NAV
Lifestyle Growth Portfolio Series NAV

4

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	500 Index Fund Series NAV	Active Bond Trust Series NAV	American Asset Allocation Trust Series I	American Global Growth Trust Series I	American Growth Trust Series I	American Growth- Income Trust Series I
Total Assets
Investments at fair value	$623,525,055	$64,541,557	$796,965	$2,187,346	$21,803,002	$10,205,547

Units outstanding	12,286,145	1,678,022	43,182	117,921	708,702	387,530
Unit value	$50.75	$38.46	$18.46	$18.55	$30.76	$26.33

Shares	20,923,660	7,000,169	67,311	159,894	1,317,402	679,012
Cost	$460,345,789	$67,765,503	$899,109	$2,310,744	$25,911,919	$12,257,799

See accompanying notes.

5

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	American International Trust Series I	Blue Chip Growth Trust Series NAV	Capital Appreciation Trust Series NAV	Capital Appreciation Value Trust Series NAV	Core Bond Trust Series NAV	Emerging Markets Value Trust Series NAV
Total Assets
Investments at fair value	$47,370,111	$108,754,470	$74,161,150	$6,729,481	$87,754,733	$34,778,322

Units outstanding	2,325,586	1,611,361	2,061,866	291,357	5,095,851	2,812,671
Unit value	$20.37	$67.49	$35.97	$23.10	$17.22	$12.36

Shares	2,680,821	3,511,607	6,123,960	617,951	6,953,624	3,898,915
Cost	$51,699,553	$107,106,433	$84,934,034	$7,210,929	$92,151,824	$37,860,291

See accompanying notes.

6

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Equity Income Trust Series NAV	Financial Industries Trust Series NAV	Fundamental All Cap Core Trust Series NAV	Fundamental Large Cap Value Trust Series NAV	Global Bond Trust Series NAV	Global Trust Series NAV
Total Assets
Investments at fair value	$106,376,024	$7,454,518	$64,297,229	$23,069,189	$27,748,144	$5,908,138

Units outstanding	2,057,801	367,116	2,451,087	1,094,009	912,244	331,930
Unit value	$51.69	$20.31	$26.23	$21.09	$30.42	$17.80

Shares	7,833,286	627,485	3,257,205	1,317,486	2,255,947	321,969
Cost	$127,850,644	$8,593,209	$59,544,313	$24,516,949	$28,725,254	$6,367,695

See accompanying notes.

7

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Health Sciences Trust Series NAV	High Yield Trust Series NAV	International Equity Index Series NAV	International Growth Stock Trust Series NAV	International Small Company Trust Series NAV	International Value Trust Series NAV
Total Assets
Investments at fair value	$29,971,806	$22,011,604	$82,333,415	$14,133,465	$14,267,205	$37,673,668

Units outstanding	433,835	953,274	2,827,181	1,129,374	868,800	2,397,767
Unit value	$69.09	$23.09	$29.12	$12.51	$16.42	$15.71

Shares	1,290,220	4,614,592	5,335,931	934,135	1,135,924	3,206,270
Cost	$34,985,109	$24,213,781	$86,075,153	$15,285,186	$14,864,989	$39,931,156

See accompanying notes.

8

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Investment Quality Bond Trust Series NAV	Lifestyle Conservative Portfolio Series NAV	Lifestyle Growth Portfolio Series NAV	M Capital Appreciation	M International Equity	M Large Cap Growth
Total Assets
Investments at fair value	$12,987,495	$180,229	$5,213,652	$49,402,102	$58,634,312	$59,743,441

Units outstanding	758,347	18,151	453,047	583,636	1,919,271	967,845
Unit value	$17.13	$9.93	$11.51	$84.65	$30.55	$61.73

Shares	1,219,483	14,236	351,088	2,336,902	5,531,539	2,614,593
Cost	$13,355,109	$190,728	$5,350,912	$62,879,224	$67,363,419	$60,761,401

See accompanying notes.

9

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	M Large Cap Value	Main Management Insurance Fund Class A	Managed Volatility Aggressive Portfolio Series NAV	Managed Volatility Balanced Portfolio Series NAV	Managed Volatility Conservative Portfolio Series NAV	Managed Volatility Growth Portfolio Series NAV
Total Assets
Investments at fair value	$29,234,804	$13,708,332	$4,189,897	$50,543,951	$3,652,849	$26,568,395

Units outstanding	1,116,462	1,219,145	209,113	2,632,225	205,074	1,355,868
Unit value	$26.19	$11.24	$20.04	$19.20	$17.81	$19.60

Shares	2,643,292	1,219,145	419,829	4,488,806	343,636	2,175,954
Cost	$34,356,206	$12,667,489	$4,268,260	$55,418,194	$4,038,473	$28,650,682

See accompanying notes.

10

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Managed Volatility Moderate Portfolio Series NAV	Mid Cap Index Trust Series NAV	Mid Cap Stock Trust Series NAV	Mid Value Trust Series NAV	Money-Market Trust Series NAV	PIMCO All Asset
Total Assets
Investments at fair value	$5,383,305	$64,369,572	$44,722,458	$36,799,103	$90,393,196	$18,282,962

Units outstanding	279,914	1,969,743	631,789	785,481	7,737,245	1,062,436
Unit value	$19.23	$32.68	$70.79	$46.85	$11.68	$17.21

Shares	496,157	3,420,275	2,795,154	3,906,487	90,393,196	1,806,617
Cost	$6,122,764	$72,262,463	$47,563,010	$44,630,753	$90,393,196	$19,122,115

See accompanying notes.

11

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Real Estate Securities Trust Series NAV	Science & Technology Trust Series NAV	Select Bond Trust Series NAV (a)	Short Term Government Income Trust Series NAV	Small Cap Index Trust Series NAV	Small Cap Opportunities Trust Series NAV
Total Assets
Investments at fair value	$36,759,648	$16,331,769	$10,732,725	$38,678,814	$26,006,857	$4,756,975

Units outstanding	464,461	378,281	901,447	3,547,675	1,154,121	225,772
Unit value	$79.14	$43.17	$11.91	$10.90	$22.53	$21.07

Shares	1,975,263	625,738	826,866	3,258,535	1,943,711	213,989
Cost	$34,275,078	$16,836,811	$11,255,045	$39,403,641	$28,906,893	$6,330,727

(a)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

See accompanying notes.

12

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Small Cap Stock Trust Series NAV (b)	Small Cap Value Trust Series NAV	Small Company Value Trust Series NAV	Strategic Income Opportunities Trust Series NAV	Total Bond Market Series Trust NAV	Total Stock Market Index Trust Series NAV
Total Assets
Investments at fair value	$39,878,572	$61,336,757	$8,003,017	$30,606,571	$35,386,211	$31,398,102

Units outstanding	1,141,751	1,182,214	291,578	1,505,021	1,451,289	871,441
Unit value	$34.93	$51.88	$27.45	$20.34	$24.38	$36.03

Shares	4,339,344	3,947,024	482,982	2,450,486	3,607,157	1,553,592
Cost	$42,025,171	$78,655,733	$9,851,587	$32,784,307	$37,019,832	$27,467,972

(b)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

See accompanying notes.

13

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Ultra Short Term Bond Trust Series NAV	Utilities Trust Series NAV
Total Assets
Investments at fair value	$10,302,704	$7,615,069

Units outstanding	997,890	233,807
Unit value	$10.32	$32.57

Shares	905,334	553,421
Cost	$10,533,617	$7,421,824

See accompanying notes.

14

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series NAV		American Asset Allocation Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$9,435,033	$10,807,908	$2,302,705	$2,350,436	$14,078	$9,772
Expenses:
Mortality and expense risk and administrative charges	(422,754)	(378,172)	(70,823)	(71,357)	—	—

Net investment income (loss)	9,012,279	10,429,736	2,231,882	2,279,079	14,078	9,772

Realized gains (losses) on investments:
Capital gain distributions received	10,476,386	7,740,150	—	—	98,676	54,062
Net realized gain (loss)	29,764,087	31,576,845	(1,232,230)	(309,248)	606	2,804

Realized gains (losses)	40,240,473	39,316,995	(1,232,230)	(309,248)	99,282	56,866

Unrealized appreciation (depreciation) during the period	(80,438,567)	70,616,015	(1,468,450)	1,143,881	(153,655)	50,885

Net increase (decrease) in net assets from operations	(31,185,815)	120,362,746	(468,798)	3,113,712	(40,295)	117,523

Changes from principal transactions:
Purchase payments	4,992,649	7,303,097	2,129,105	1,723,584	20,152	16,409
Transfers between sub-accounts and the company	16,362,832	(33,425,935)	(2,334,843)	1,984,037	6,489	22,130
Transfers on general account policy loans	(983,160)	22,969	(731,953)	(230,462)	(2,573)	(13)
Withdrawals	(17,076,841)	(8,937,083)	(675,074)	(1,576,131)	88	78
Annual contract fee	(10,106,379)	(9,515,876)	(2,016,564)	(1,766,792)	(31,368)	(42,045)

Net increase (decrease) in net assets from principal transactions	(6,810,899)	(44,552,828)	(3,629,329)	134,236	(7,212)	(3,441)

Total increase (decrease) in net assets	(37,996,714)	75,809,918	(4,098,127)	3,247,948	(47,507)	114,082
Net assets at beginning of period	661,521,769	585,711,851	68,639,684	65,391,736	844,472	730,390

Net assets at end of period	$623,525,055	$661,521,769	$64,541,557	$68,639,684	$796,965	$844,472

	2018	2017	2018	2017	2018	2017
Units, beginning of period	12,445,753	13,338,856	1,784,793	1,809,327	43,511	43,579
Units issued	1,090,162	508,094	396,595	274,002	2,312	4,526
Units redeemed	(1,249,770)	(1,401,197)	(503,366)	(298,536)	(2,641)	(4,594)

Units, end of period	12,286,145	12,445,753	1,678,022	1,784,793	43,182	43,511

See accompanying notes.

15

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Global Growth Trust Series I		American Growth Trust Series I		American Growth-Income Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$16,973	$5,609	$90,993	$85,647	$159,477	$95,923
Expenses:
Mortality and expense risk and administrative charges	(1,224)	(1,250)	(24,844)	(38,607)	(13,265)	(15,271)

Net investment income (loss)	15,749	4,359	66,149	47,040	146,212	80,652

Realized gains (losses) on investments:
Capital gain distributions received	139,584	184,542	4,185,805	3,488,524	1,227,333	1,442,891
Net realized gain (loss)	28,257	(7,791)	214,051	691,789	(128,574)	187,491

Realized gains (losses)	167,841	176,751	4,399,856	4,180,313	1,098,759	1,630,382

Unrealized appreciation (depreciation) during the period	(411,248)	380,024	(4,589,103)	1,544,465	(1,593,050)	92,142

Net increase (decrease) in net assets from operations	(227,658)	561,134	(123,098)	5,771,818	(348,079)	1,803,176

Changes from principal transactions:
Purchase payments	12,219	14,300	295,858	269,363	125,198	283,829
Transfers between sub-accounts and the company	19,489	190,680	160,381	(2,447,215)	1,368,014	495,476
Transfers on general account policy loans	(926)	(425)	(23,679)	1,705	39,345	(40,552)
Withdrawals	488	(103,751)	(573,939)	(1,789,056)	(259,006)	(1,204,410)
Annual contract fee	(35,666)	(49,359)	(662,509)	(670,095)	(203,184)	(267,274)

Net increase (decrease) in net assets from principal transactions	(4,396)	51,445	(803,888)	(4,635,298)	1,070,367	(732,931)

Total increase (decrease) in net assets	(232,054)	612,579	(926,986)	1,136,520	722,288	1,070,245
Net assets at beginning of period	2,419,400	1,806,821	22,729,988	21,593,468	9,483,259	8,413,014

Net assets at end of period	$2,187,346	$2,419,400	$21,803,002	$22,729,988	$10,205,547	$9,483,259

	2018	2017	2018	2017	2018	2017
Units, beginning of period	118,129	115,643	734,592	897,388	353,191	383,761
Units issued	7,512	18,458	72,579	52,430	355,365	131,233
Units redeemed	(7,720)	(15,972)	(98,469)	(215,226)	(321,026)	(161,803)

Units, end of period	117,921	118,129	708,702	734,592	387,530	353,191

See accompanying notes.

16

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American International Trust Series I		Blue Chip Growth Trust Series NAV		Capital Appreciation Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$1,468,159	$431,028	$70,537	$117,837	$292,879	$66,787
Expenses:
Mortality and expense risk and administrative charges	(10,999)	(12,501)	(183,458)	(167,154)	(65,955)	(61,325)

Net investment income (loss)	1,457,160	418,527	(112,921)	(49,317)	226,924	5,462

Realized gains (losses) on investments:
Capital gain distributions received	2,011,983	2,063,785	16,466,013	6,978,668	14,348,117	5,340,479
Net realized gain (loss)	(698,834)	1,716,762	5,927,647	6,939,046	3,000,903	3,218,724

Realized gains (losses)	1,313,149	3,780,547	22,393,660	13,917,714	17,349,020	8,559,203

Unrealized appreciation (depreciation) during the period	(10,234,785)	5,863,628	(19,759,613)	18,277,462	(18,470,677)	9,442,335

Net increase (decrease) in net assets from operations	(7,464,476)	10,062,702	2,521,126	32,145,859	(894,733)	18,007,000

Changes from principal transactions:
Purchase payments	399,071	1,542,050	2,137,523	2,289,946	925,648	1,877,395
Transfers between sub-accounts and the company	4,178,398	9,587,944	(1,228,309)	(8,640,007)	5,705,485	7,311,463
Transfers on general account policy loans	(42,921)	(22,313)	(183,794)	(58,553)	(335,190)	(14,664)
Withdrawals	(542,730)	(917,908)	(2,408,795)	(3,365,327)	(1,533,946)	(1,685,965)
Annual contract fee	(614,974)	(482,156)	(4,573,873)	(4,003,910)	(2,120,789)	(1,652,516)

Net increase (decrease) in net assets from principal transactions	3,376,844	9,707,617	(6,257,248)	(13,777,851)	2,641,208	5,835,713

Total increase (decrease) in net assets	(4,087,632)	19,770,319	(3,736,122)	18,368,008	1,746,475	23,842,713
Net assets at beginning of period	51,457,743	31,687,424	112,490,592	94,122,584	72,414,675	48,571,962

Net assets at end of period	$47,370,111	$51,457,743	$108,754,470	$112,490,592	$74,161,150	$72,414,675

	2018	2017	2018	2017	2018	2017
Units, beginning of period	2,186,667	1,775,252	1,698,709	1,933,800	1,999,789	1,834,468
Units issued	2,114,023	1,654,951	234,510	143,205	561,913	1,007,993
Units redeemed	(1,975,104)	(1,243,536)	(321,858)	(378,296)	(499,836)	(842,672)

Units, end of period	2,325,586	2,186,667	1,611,361	1,698,709	2,061,866	1,999,789

See accompanying notes.

17

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Value Trust Series NAV		Core Bond Trust Series NAV		Emerging Markets Value Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$169,686	$105,743	$2,234,642	$2,121,713	$1,213,665	$831,694
Expenses:
Mortality and expense risk and administrative charges	—	—	(9,807)	(10,228)	(16,265)	(9,999)

Net investment income (loss)	169,686	105,743	2,224,835	2,111,485	1,197,400	821,695

Realized gains (losses) on investments:
Capital gain distributions received	562,427	365,367	—	1,236,460	—	—
Net realized gain (loss)	(26,517)	93,873	(1,091,400)	(179,654)	2,496,613	417,631

Realized gains (losses)	535,910	459,240	(1,091,400)	1,056,806	2,496,613	417,631

Unrealized appreciation (depreciation) during the period	(684,475)	669,298	(1,816,873)	31,492	(10,583,783)	9,564,536

Net increase (decrease) in net assets from operations	21,121	1,234,281	(683,438)	3,199,783	(6,889,770)	10,803,862

Changes from principal transactions:
Purchase payments	56,321	822,495	1,792,493	1,244,581	561,052	365,779
Transfers between sub-accounts and the company	(776,290)	(3,155,352)	(1,868,086)	3,416,722	(17,735,956)	18,799,701
Transfers on general account policy loans	(45,516)	206,705	(172,868)	211,313	21,480	168,152
Withdrawals	(84,173)	(878,977)	(7,215,947)	(2,041,066)	(820,556)	(462,290)
Annual contract fee	(138,048)	(190,855)	(1,828,379)	(1,832,930)	(969,286)	(663,844)

Net increase (decrease) in net assets from principal transactions	(987,706)	(3,195,984)	(9,292,787)	998,620	(18,943,266)	18,207,498

Total increase (decrease) in net assets	(966,585)	(1,961,703)	(9,976,225)	4,198,403	(25,833,036)	29,011,360
Net assets at beginning of period	7,696,066	9,657,769	97,730,958	93,532,555	60,611,358	31,599,998

Net assets at end of period	$6,729,481	$7,696,066	$87,754,733	$97,730,958	$34,778,322	$60,611,358

	2018	2017	2018	2017	2018	2017
Units, beginning of period	334,697	483,575	5,643,377	5,588,576	4,232,934	2,925,251
Units issued	69,735	281,582	632,139	540,262	1,101,545	2,063,888
Units redeemed	(113,075)	(430,460)	(1,179,665)	(485,461)	(2,521,808)	(756,205)

Units, end of period	291,357	334,697	5,095,851	5,643,377	2,812,671	4,232,934

See accompanying notes.

18

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Equity Income Trust Series NAV		Financial Industries Trust Series NAV		Fundamental All Cap Core Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$2,322,697	$2,753,936	$104,539	$116,109	$369,027	$562,755
Expenses:
Mortality and expense risk and administrative charges	(136,046)	(141,654)	(1,276)	(1,760)	(186,343)	(179,238)

Net investment income (loss)	2,186,651	2,612,282	103,263	114,349	182,684	383,517

Realized gains (losses) on investments:
Capital gain distributions received	14,772,980	8,841,485	563,566	—	10,055,346	1,686,722
Net realized gain (loss)	1,661,923	3,035,136	192,299	85,656	4,392,002	3,350,190

Realized gains (losses)	16,434,903	11,876,621	755,865	85,656	14,447,348	5,036,912

Unrealized appreciation (depreciation) during the period	(29,857,745)	3,831,721	(2,067,173)	790,547	(24,578,427)	11,700,445

Net increase (decrease) in net assets from operations	(11,236,191)	18,320,624	(1,208,045)	990,552	(9,948,395)	17,120,874

Changes from principal transactions:
Purchase payments	1,623,453	1,828,916	11,829	31,020	1,760,326	1,767,467
Transfers between sub-accounts and the company	(3,125,253)	(9,319,289)	(1,207,725)	7,305,537	(227,140)	990,648
Transfers on general account policy loans	(340,079)	92,488	(23,569)	(6,869)	(217,709)	(442)
Withdrawals	(1,682,020)	(3,947,516)	(17,504)	(73,695)	(1,761,219)	(2,259,511)
Annual contract fee	(4,011,263)	(3,833,550)	(104,312)	(74,384)	(3,416,335)	(3,457,237)

Net increase (decrease) in net assets from principal transactions	(7,535,162)	(15,178,951)	(1,341,281)	7,181,609	(3,862,077)	(2,959,075)

Total increase (decrease) in net assets	(18,771,353)	3,141,673	(2,549,326)	8,172,161	(13,810,472)	14,161,799
Net assets at beginning of period	125,147,377	122,005,704	10,003,844	1,831,683	78,107,701	63,945,902

Net assets at end of period	$106,376,024	$125,147,377	$7,454,518	$10,003,844	$64,297,229	$78,107,701

	2018	2017	2018	2017	2018	2017
Units, beginning of period	2,189,022	2,478,640	421,772	70,955	2,582,972	2,699,429
Units issued	153,895	153,645	5,697	406,852	178,593	179,520
Units redeemed	(285,116)	(443,263)	(60,353)	(56,035)	(310,478)	(295,977)

Units, end of period	2,057,801	2,189,022	367,116	421,772	2,451,087	2,582,972

See accompanying notes.

19

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental Large Cap Value Trust Series NAV		Global Bond Trust Series NAV		Global Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$317,552	$475,691	$762,732	$547,912	$140,376	$169,092
Expenses:
Mortality and expense risk and administrative charges	(13,182)	(14,458)	(23,416)	(23,822)	(6,282)	(7,378)

Net investment income (loss)	304,370	461,233	739,316	524,090	134,094	161,714

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	1,706,303	1,527,525	(83,004)	(16,716)	27,880	190,398

Realized gains (losses)	1,706,303	1,527,525	(83,004)	(16,716)	27,880	190,398

Unrealized appreciation (depreciation) during the period	(6,752,486)	2,611,315	(1,214,227)	1,401,102	(1,208,894)	1,062,152

Net increase (decrease) in net assets from operations	(4,741,813)	4,600,073	(557,915)	1,908,476	(1,046,920)	1,414,264

Changes from principal transactions:
Purchase payments	541,095	1,958,055	513,921	479,089	209,668	326,234
Transfers between sub-accounts and the company	(746,782)	(3,742,981)	4,958,234	(962,774)	(1,029,302)	(343,999)
Transfers on general account policy loans	21,274	(13,811)	74,870	(7,607)	(18,937)	(708)
Withdrawals	(568,244)	(804,109)	(521,424)	(467,139)	(209,884)	(567,388)
Annual contract fee	(576,567)	(578,898)	(801,952)	(615,142)	(388,599)	(359,592)

Net increase (decrease) in net assets from principal transactions	(1,329,224)	(3,181,744)	4,223,649	(1,573,573)	(1,437,054)	(945,453)

Total increase (decrease) in net assets	(6,071,037)	1,418,329	3,665,734	334,903	(2,483,974)	468,811
Net assets at beginning of period	29,140,226	27,721,897	24,082,410	23,747,507	8,392,112	7,923,301

Net assets at end of period	$23,069,189	$29,140,226	$27,748,144	$24,082,410	$5,908,138	$8,392,112

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,146,094	1,282,423	777,267	829,667	403,751	453,033
Units issued	255,339	218,321	466,957	143,335	430,846	150,227
Units redeemed	(307,424)	(354,650)	(331,980)	(195,735)	(502,667)	(199,509)

Units, end of period	1,094,009	1,146,094	912,244	777,267	331,930	403,751

See accompanying notes.

20

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series NAV		High Yield Trust Series NAV		International Equity Index Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$—	$—	$1,531,241	$2,147,854	$2,234,070	$2,016,936
Expenses:
Mortality and expense risk and administrative charges	(13,494)	(16,115)	(13,217)	(14,226)	(73,718)	(75,044)

Net investment income (loss)	(13,494)	(16,115)	1,518,024	2,133,628	2,160,352	1,941,892

Realized gains (losses) on investments:
Capital gain distributions received	3,379,091	3,007,212	—	—	31,980	—
Net realized gain (loss)	(647,428)	(805,192)	(109,204)	(26,058)	1,461,487	768,978

Realized gains (losses)	2,731,663	2,202,020	(109,204)	(26,058)	1,493,467	768,978

Unrealized appreciation (depreciation) during the period	(2,430,792)	5,749,900	(2,098,793)	565,440	(17,449,316)	17,516,175

Net increase (decrease) in net assets from operations	287,377	7,935,805	(689,973)	2,673,010	(13,795,497)	20,227,045

Changes from principal transactions:
Purchase payments	1,004,043	958,252	319,698	2,073,766	1,153,066	3,217,959
Transfers between sub-accounts and the company	(1,249,293)	(8,294,977)	(3,153,139)	(14,205,554)	(458,586)	3,773,617
Transfers on general account policy loans	(385,087)	(323,701)	(120,954)	(1,056)	(384,235)	(54,275)
Withdrawals	(779,259)	(1,638,662)	(351,955)	(564,031)	(2,235,574)	(1,994,634)
Annual contract fee	(832,277)	(794,211)	(621,051)	(654,546)	(1,781,493)	(1,611,468)

Net increase (decrease) in net assets from principal transactions	(2,241,873)	(10,093,299)	(3,927,401)	(13,351,421)	(3,706,822)	3,331,199

Total increase (decrease) in net assets	(1,954,496)	(2,157,494)	(4,617,374)	(10,678,411)	(17,502,319)	23,558,244
Net assets at beginning of period	31,926,302	34,083,796	26,628,978	37,307,389	99,835,734	76,277,490

Net assets at end of period	$29,971,806	$31,926,302	$22,011,604	$26,628,978	$82,333,415	$99,835,734

	2018	2017	2018	2017	2018	2017
Units, beginning of period	465,796	635,346	1,117,064	1,680,604	2,949,529	2,879,380
Units issued	60,397	41,020	510,333	331,542	504,760	462,719
Units redeemed	(92,358)	(210,570)	(674,123)	(895,082)	(627,108)	(392,570)

Units, end of period	433,835	465,796	953,274	1,117,064	2,827,181	2,949,529

See accompanying notes.

21

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Growth Stock Trust Series NAV		International Small Company Trust Series NAV		International Value Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$272,364	$227,711	$204,178	$235,230	$1,158,798	$949,686
Expenses:
Mortality and expense risk and administrative charges	(3,019)	(3,825)	(4,114)	(4,068)	(44,515)	(49,440)

Net investment income (loss)	269,345	223,886	200,064	231,162	1,114,283	900,246

Realized gains (losses) on investments:
Capital gain distributions received	482,894	—	—	—	—	—
Net realized gain (loss)	183,086	560,572	284,322	500,667	781,108	881,021

Realized gains (losses)	665,980	560,572	284,322	500,667	781,108	881,021

Unrealized appreciation (depreciation) during the period	(3,261,132)	2,412,909	(4,042,958)	3,067,360	(8,601,063)	5,683,980

Net increase (decrease) in net assets from operations	(2,325,807)	3,197,367	(3,558,572)	3,799,189	(6,705,672)	7,465,247

Changes from principal transactions:
Purchase payments	149,237	644,011	271,507	340,316	620,191	1,821,688
Transfers between sub-accounts and the company	409,409	(2,014,281)	827,215	1,825,604	808,298	(900,132)
Transfers on general account policy loans	60,912	49,928	(64,282)	(42,305)	(315,434)	(102,701)
Withdrawals	(692,911)	(314,191)	(298,566)	(339,073)	(4,078,849)	(1,302,735)
Annual contract fee	(202,655)	(245,810)	(268,297)	(264,015)	(1,315,781)	(1,424,435)

Net increase (decrease) in net assets from principal transactions	(276,008)	(1,880,343)	467,577	1,520,527	(4,281,575)	(1,908,315)

Total increase (decrease) in net assets	(2,601,815)	1,317,024	(3,090,995)	5,319,716	(10,987,247)	5,556,932
Net assets at beginning of period	16,735,280	15,418,256	17,358,200	12,038,484	48,660,915	43,103,983

Net assets at end of period	$14,133,465	$16,735,280	$14,267,205	$17,358,200	$37,673,668	$48,660,915

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,144,536	1,285,434	844,927	759,658	2,632,057	2,733,342
Units issued	910,103	298,219	539,842	300,983	2,349,672	1,190,218
Units redeemed	(925,265)	(439,117)	(515,969)	(215,714)	(2,583,962)	(1,291,503)

Units, end of period	1,129,374	1,144,536	868,800	844,927	2,397,767	2,632,057

See accompanying notes.

22

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Investment Quality Bond Trust Series NAV		Lifestyle Conservative Portfolio Series NAV		Lifestyle Growth Portfolio Series NAV
	2018	2017	2018 (d)	2017	2018	2017
Income:
Dividend distributions received	$333,427	$331,980	$4,694	$—	$124,689	$89,709
Expenses:
Mortality and expense risk and administrative charges	(4,197)	(5,894)	(409)	—	(1,378)	(400)

Net investment income (loss)	329,230	326,086	4,285	—	123,311	89,309

Realized gains (losses) on investments:
Capital gain distributions received	92,400	50,995	1,735	—	70,492	33,723
Net realized gain (loss)	(499,446)	(809,981)	(32)	—	6,069	2,746

Realized gains (losses)	(407,046)	(758,986)	1,703	—	76,561	36,469

Unrealized appreciation (depreciation) during the period	(19,390)	1,274,403	(10,500)	—	(558,847)	420,905

Net increase (decrease) in net assets from operations	(97,206)	841,503	(4,512)	—	(358,975)	546,683

Changes from principal transactions:
Purchase payments	27,923	1,379,223	—	—	4,238	69
Transfers between sub-accounts and the company	(844,966)	(24,116,673)	184,701	—	767,961	1,121,355
Transfers on general account policy loans	(108,681)	(11,047)	—	—	—	—
Withdrawals	(545,183)	(766,257)	945	—	(8,521)	(174)
Annual contract fee	(228,482)	(364,162)	(905)	—	(41,770)	(23,879)

Net increase (decrease) in net assets from principal transactions	(1,699,389)	(23,878,916)	184,741	—	721,908	1,097,371

Total increase (decrease) in net assets	(1,796,595)	(23,037,413)	180,229	—	362,933	1,644,054
Net assets at beginning of period	14,784,090	37,821,503	—	—	4,850,719	3,206,665

Net assets at end of period	$12,987,495	$14,784,090	$180,229	$—	$5,213,652	$4,850,719

	2018	2017	2018	2017	2018	2017
Units, beginning of period	857,792	2,292,990	—	—	401,248	314,099
Units issued	1,603,466	545,549	18,242	—	71,837	91,574
Units redeemed	(1,702,911)	(1,980,747)	(91)	—	(20,038)	(4,425)

Units, end of period	758,347	857,792	18,151	—	453,047	401,248

(d)	Sub-account available in prior year but no activity.

See accompanying notes.

23

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Capital Appreciation		M International Equity		M Large Cap Growth
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$174,595	$—	$997,269	$1,240,406	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(2,865)	(2,672)	(2,495)	(2,563)	(5,600)	(4,774)

Net investment income (loss)	171,730	(2,672)	994,774	1,237,843	(5,600)	(4,774)

Realized gains (losses) on investments:
Capital gain distributions received	11,084,978	7,292,810	—	3	7,605,332	1,963,831
Net realized gain (loss)	3,592,672	1,800,652	2,070,890	531,398	5,089,995	2,465,540

Realized gains (losses)	14,677,650	9,093,462	2,070,890	531,401	12,695,327	4,429,371

Unrealized appreciation (depreciation) during the period	(22,400,454)	2,409,685	(18,589,780)	12,453,112	(14,972,088)	16,763,466

Net increase (decrease) in net assets from operations	(7,551,074)	11,500,475	(15,524,116)	14,222,356	(2,282,361)	21,188,063

Changes from principal transactions:
Purchase payments	1,230,506	1,370,064	1,321,301	1,529,367	1,230,297	1,153,223
Transfers between sub-accounts and the company	(7,766,668)	(3,657,992)	(4,061,278)	8,192,296	(8,300,425)	(3,495,599)
Transfers on general account policy loans	(536,124)	(302,768)	(408,603)	34,575	(668,674)	(227,555)
Withdrawals	(4,574,546)	(1,569,059)	(1,838,066)	(1,632,700)	(2,245,608)	(1,283,749)
Annual contract fee	(1,089,362)	(1,245,371)	(1,094,244)	(1,238,454)	(1,132,111)	(1,119,843)

Net increase (decrease) in net assets from principal transactions	(12,736,194)	(5,405,126)	(6,080,890)	6,885,084	(11,116,521)	(4,973,523)

Total increase (decrease) in net assets	(20,287,268)	6,095,349	(21,605,006)	21,107,440	(13,398,882)	16,214,540
Net assets at beginning of period	69,689,370	63,594,021	80,239,318	59,131,878	73,142,323	56,927,783

Net assets at end of period	$49,402,102	$69,689,370	$58,634,312	$80,239,318	$59,743,441	$73,142,323

	2018	2017	2018	2017	2018	2017
Units, beginning of period	698,861	759,919	2,084,451	1,909,211	1,116,166	1,211,424
Units issued	41,782	39,909	302,352	405,859	113,289	90,010
Units redeemed	(157,007)	(100,967)	(467,532)	(230,619)	(261,610)	(185,268)

Units, end of period	583,636	698,861	1,919,271	2,084,451	967,845	1,116,166

See accompanying notes.

24

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Large Cap Value		Main Management Insurance Fund Class A		Managed Volatility Aggressive Portfolio Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$480,750	$464,253	$—	$—	$97,519	$76,056
Expenses:
Mortality and expense risk and administrative charges	(1,862)	(1,678)	—	—	(2,446)	(4,197)

Net investment income (loss)	478,888	462,575	—	—	95,073	71,859

Realized gains (losses) on investments:
Capital gain distributions received	2,372,083	1,548,905	—	—	294,653	1
Net realized gain (loss)	835,823	1,053,290	295,416	—	60,109	223,700

Realized gains (losses)	3,207,906	2,602,195	295,416	—	354,762	223,701

Unrealized appreciation (depreciation) during the period	(7,439,719)	1,397,850	(1,285,063)	1,452,490	(816,262)	645,793

Net increase (decrease) in net assets from operations	(3,752,925)	4,462,620	(989,647)	1,452,490	(366,427)	941,353

Changes from principal transactions:
Purchase payments	1,007,533	898,776	—	—	193,906	213,984
Transfers between sub-accounts and the company	255,741	(253,866)	(1,455,326)	322	(12,708)	(642,433)
Transfers on general account policy loans	(164,038)	(204,603)	—	—	(2,038)	(1,954)
Withdrawals	(736,185)	(583,238)	(474,785)	(322)	(35,947)	(192,832)
Annual contract fee	(622,040)	(611,448)	—	—	(112,199)	(134,430)

Net increase (decrease) in net assets from principal transactions	(258,989)	(754,379)	(1,930,111)	—	31,014	(757,665)

Total increase (decrease) in net assets	(4,011,914)	3,708,241	(2,919,758)	1,452,490	(335,413)	183,688
Net assets at beginning of period	33,246,718	29,538,477	16,628,090	15,174,600	4,525,310	4,341,622

Net assets at end of period	$29,234,804	$33,246,718	$13,708,332	$16,628,090	$4,189,897	$4,525,310

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,116,341	1,140,307	1,376,899	1,376,899	206,979	244,965
Units issued	166,114	153,204	432	—	14,485	11,615
Units redeemed	(165,993)	(177,170)	(158,186)	—	(12,351)	(49,601)

Units, end of period	1,116,462	1,116,341	1,219,145	1,376,899	209,113	206,979

See accompanying notes.

25

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Balanced Portfolio Series NAV		Managed Volatility Conservative Portfolio Series NAV		Managed Volatility Growth Portfolio Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$1,280,093	$1,282,309	$100,566	$95,363	$638,719	$607,803
Expenses:
Mortality and expense risk and administrative charges	(82,675)	(90,600)	(1,809)	(2,217)	(13,426)	(13,551)

Net investment income (loss)	1,197,418	1,191,709	98,757	93,146	625,293	594,252

Realized gains (losses) on investments:
Capital gain distributions received	3,704,294	2,151,429	102,331	68,040	2,403,030	1,065,221
Net realized gain (loss)	1,112,072	1,201,695	(57,244)	(158,459)	872,224	901,040

Realized gains (losses)	4,816,366	3,353,124	45,087	(90,419)	3,275,254	1,966,261

Unrealized appreciation (depreciation) during the period	(8,683,551)	2,954,288	(223,534)	346,944	(5,735,125)	2,387,905

Net increase (decrease) in net assets from operations	(2,669,767)	7,499,121	(79,690)	349,671	(1,834,578)	4,948,418

Changes from principal transactions:
Purchase payments	1,392,687	1,783,388	122,547	123,033	646,661	741,728
Transfers between sub-accounts and the company	(2,129,006)	(1,251,606)	284,594	(916,291)	(1,953,225)	(227,185)
Transfers on general account policy loans	(431,046)	(161,233)	(82,107)	(911)	(27,874)	150,057
Withdrawals	(2,260,247)	(2,119,560)	(144,982)	(1,621,629)	(725,988)	(946,433)
Annual contract fee	(2,345,903)	(2,548,065)	(221,462)	(231,249)	(739,553)	(871,541)

Net increase (decrease) in net assets from principal transactions	(5,773,515)	(4,297,076)	(41,410)	(2,647,047)	(2,799,979)	(1,153,374)

Total increase (decrease) in net assets	(8,443,282)	3,202,045	(121,100)	(2,297,376)	(4,634,557)	3,795,044
Net assets at beginning of period	58,987,233	55,785,188	3,773,949	6,071,325	31,202,952	27,407,908

Net assets at end of period	$50,543,951	$58,987,233	$3,652,849	$3,773,949	$26,568,395	$31,202,952

	2018	2017	2018	2017	2018	2017
Units, beginning of period	2,925,501	3,156,969	205,151	355,158	1,486,929	1,550,250
Units issued	142,698	169,414	47,111	42,185	40,216	119,375
Units redeemed	(435,974)	(400,882)	(47,188)	(192,192)	(171,277)	(182,696)

Units, end of period	2,632,225	2,925,501	205,074	205,151	1,355,868	1,486,929

See accompanying notes.

26

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Moderate Portfolio Series NAV		Mid Cap Index Trust Series NAV		Mid Cap Stock Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$142,990	$142,015	$859,214	$346,230	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(3,545)	(4,289)	(54,632)	(44,692)	(53,590)	(49,545)

Net investment income (loss)	139,445	137,726	804,582	301,538	(53,590)	(49,545)

Realized gains (losses) on investments:
Capital gain distributions received	353,379	198,929	5,125,500	3,681,322	5,446,342	905,247
Net realized gain (loss)	(57,209)	(28,318)	159,439	1,609,796	2,480,727	367,895

Realized gains (losses)	296,170	170,611	5,284,939	5,291,118	7,927,069	1,273,142

Unrealized appreciation (depreciation) during the period	(659,120)	376,291	(14,141,222)	3,826,691	(8,636,265)	8,468,273

Net increase (decrease) in net assets from operations	(223,505)	684,628	(8,051,701)	9,419,347	(762,786)	9,691,870

Changes from principal transactions:
Purchase payments	206,417	285,096	785,203	2,611,025	675,370	612,635
Transfers between sub-accounts and the company	(523,909)	173,656	(651,511)	10,338,280	2,079,716	4,420,837
Transfers on general account policy loans	(40,274)	(9,666)	(99,072)	26,743	189,656	(1,970)
Withdrawals	(1,577)	(220,460)	(766,153)	(1,865,301)	(1,305,528)	(1,226,109)
Annual contract fee	(195,254)	(321,349)	(1,129,719)	(1,045,526)	(1,476,592)	(1,191,825)

Net increase (decrease) in net assets from principal transactions	(554,597)	(92,723)	(1,861,252)	10,065,221	162,622	2,613,568

Total increase (decrease) in net assets	(778,102)	591,905	(9,912,953)	19,484,568	(600,164)	12,305,438
Net assets at beginning of period	6,161,407	5,569,502	74,282,525	54,797,957	45,322,622	33,017,184

Net assets at end of period	$5,383,305	$6,161,407	$64,369,572	$74,282,525	$44,722,458	$45,322,622

	2018	2017	2018	2017	2018	2017
Units, beginning of period	307,900	311,852	2,011,026	1,717,602	626,098	552,318
Units issued	40,037	30,089	1,058,186	1,137,074	141,343	191,893
Units redeemed	(68,023)	(34,041)	(1,099,469)	(843,650)	(135,652)	(118,113)

Units, end of period	279,914	307,900	1,969,743	2,011,026	631,789	626,098

See accompanying notes.

27

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Value Trust Series NAV		Money-Market Trust Series NAV		PIMCO All Asset
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$365,591	$455,084	$1,184,404	$540,005	$571,536	$816,052
Expenses:
Mortality and expense risk and administrative charges	(23,349)	(24,899)	(37,421)	(58,546)	(5,236)	(5,851)

Net investment income (loss)	342,242	430,185	1,146,983	481,459	566,300	810,201

Realized gains (losses) on investments:
Capital gain distributions received	3,498,071	4,075,455	2	990	—	—
Net realized gain (loss)	14,166	(336,594)	—	—	(109,475)	(36,238)

Realized gains (losses)	3,512,237	3,738,861	2	990	(109,475)	(36,238)

Unrealized appreciation (depreciation) during the period	(8,267,181)	646,957	(3)	—	(1,628,596)	1,477,588

Net increase (decrease) in net assets from operations	(4,412,702)	4,816,003	1,146,982	482,449	(1,171,771)	2,251,551

Changes from principal transactions:
Purchase payments	479,911	533,561	3,750,886	6,023,514	339,468	309,055
Transfers between sub-accounts and the company	(2,137,381)	(1,983,816)	21,785,476	19,681,916	69,826	897,736
Transfers on general account policy loans	(279,915)	105,405	210,200	1,106,191	(1,849)	1,465
Withdrawals	(1,136,697)	(1,682,901)	(5,662,708)	(17,575,391)	(299,019)	(217,991)
Annual contract fee	(978,954)	(1,079,608)	(6,232,888)	(5,180,823)	(543,189)	(407,249)

Net increase (decrease) in net assets from principal transactions	(4,053,036)	(4,107,359)	13,850,966	4,055,407	(434,763)	583,016

Total increase (decrease) in net assets	(8,465,738)	708,644	14,997,948	4,537,856	(1,606,534)	2,834,567
Net assets at beginning of period	45,264,841	44,556,197	75,395,248	70,857,392	19,889,496	17,054,929

Net assets at end of period	$36,799,103	$45,264,841	$90,393,196	$75,395,248	$18,282,962	$19,889,496

	2018	2017	2018	2017	2018	2017
Units, beginning of period	863,634	947,086	6,292,297	6,011,815	1,091,263	1,059,023
Units issued	54,736	261,750	7,178,914	4,576,928	217,205	241,511
Units redeemed	(132,889)	(345,202)	(5,733,966)	(4,296,446)	(246,032)	(209,271)

Units, end of period	785,481	863,634	7,737,245	6,292,297	1,062,436	1,091,263

See accompanying notes.

28

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Real Estate Securities Trust Series NAV		Science & Technology Trust Series NAV		Select Bond Trust Series NAV
	2018	2017	2018	2017	2018 (a)	2017
Income:
Dividend distributions received	$733,373	$286,816	$—	$6,016	$331,868	$360,513
Expenses:
Mortality and expense risk and administrative charges	(28,705)	(29,292)	(13,501)	(11,263)	(3,491)	(3,652)

Net investment income (loss)	704,668	257,524	(13,501)	(5,247)	328,377	356,861

Realized gains (losses) on investments:
Capital gain distributions received	(1)	—	1,383,177	381,636	—	—
Net realized gain (loss)	3,989,051	6,108,855	271,453	558,619	(158,821)	(82,717)

Realized gains (losses)	3,989,050	6,108,855	1,654,630	940,255	(158,821)	(82,717)

Unrealized appreciation (depreciation) during the period	(6,277,485)	(3,146,529)	(2,010,826)	1,540,943	(254,403)	156,088

Net increase (decrease) in net assets from operations	(1,583,767)	3,219,850	(369,697)	2,475,951	(84,847)	430,232

Changes from principal transactions:
Purchase payments	720,665	831,527	140,770	93,272	142,852	653,560
Transfers between sub-accounts and the company	(9,759,852)	(10,863,697)	9,185,581	(1,262,034)	(829,233)	(293,664)
Transfers on general account policy loans	(271,564)	216,615	(22,064)	1,649	(8,345)	120
Withdrawals	(789,464)	(1,439,179)	(88,313)	(178,090)	(530,044)	(370,040)
Annual contract fee	(1,352,281)	(1,433,550)	(268,541)	(202,607)	(270,329)	(280,180)

Net increase (decrease) in net assets from principal transactions	(11,452,496)	(12,688,284)	8,947,433	(1,547,810)	(1,495,099)	(290,204)

Total increase (decrease) in net assets	(13,036,263)	(9,468,434)	8,577,736	928,141	(1,579,946)	140,028
Net assets at beginning of period	49,795,911	59,264,345	7,754,033	6,825,892	12,312,671	12,172,643

Net assets at end of period	$36,759,648	$49,795,911	$16,331,769	$7,754,033	$10,732,725	$12,312,671

	2018	2017	2018	2017	2018	2017
Units, beginning of period	623,675	813,759	180,298	224,136	1,029,693	1,054,749
Units issued	114,269	87,246	222,928	21,338	1,074,076	693,876
Units redeemed	(273,483)	(277,330)	(24,945)	(65,176)	(1,202,322)	(718,932)

Units, end of period	464,461	623,675	378,281	180,298	901,447	1,029,693

(a)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

See accompanying notes.

29

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Short Term Government Income Trust Series NAV		Small Cap Index Trust Series NAV		Small Cap Opportunities Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$843,524	$616,669	$381,549	$162,241	$24,398	$19,758
Expenses:
Mortality and expense risk and administrative charges	(20,409)	(22,739)	(45,079)	(40,544)	(787)	(1,381)

Net investment income (loss)	823,115	593,930	336,470	121,697	23,611	18,377

Realized gains (losses) on investments:
Capital gain distributions received	—	—	2,250,804	1,303,314	1,036,286	278,618
Net realized gain (loss)	(1,337,550)	(460,446)	(602,192)	699,651	107,259	13,282

Realized gains (losses)	(1,337,550)	(460,446)	1,648,612	2,002,965	1,143,545	291,900

Unrealized appreciation (depreciation) during the period	835,510	100,450	(6,897,129)	2,257,754	(1,964,756)	169,015

Net increase (decrease) in net assets from operations	321,075	233,934	(4,912,047)	4,382,416	(797,600)	479,292

Changes from principal transactions:
Purchase payments	631,539	454,716	493,707	1,251,912	87,430	45,839
Transfers between sub-accounts and the company	762,239	(2,404,472)	(4,041,580)	318,599	650,510	569,625
Transfers on general account policy loans	(109,358)	8,330	8,960	(14,755)	(23,445)	(208)
Withdrawals	(4,651,189)	(497,467)	(257,738)	(705,660)	(76,372)	(99,606)
Annual contract fee	(992,161)	(627,306)	(819,346)	(759,394)	(110,038)	(145,121)

Net increase (decrease) in net assets from principal transactions	(4,358,930)	(3,066,199)	(4,615,997)	90,702	528,085	370,529

Total increase (decrease) in net assets	(4,037,855)	(2,832,265)	(9,528,044)	4,473,118	(269,515)	849,821
Net assets at beginning of period	42,716,669	45,548,934	35,534,901	31,061,783	5,026,490	4,176,669

Net assets at end of period	$38,678,814	$42,716,669	$26,006,857	$35,534,901	$4,756,975	$5,026,490

	2018	2017	2018	2017	2018	2017
Units, beginning of period	3,951,309	4,234,947	1,407,609	1,411,366	205,997	190,460
Units issued	2,193,281	889,459	560,627	236,363	78,893	49,828
Units redeemed	(2,596,915)	(1,173,097)	(814,115)	(240,120)	(59,118)	(34,291)

Units, end of period	3,547,675	3,951,309	1,154,121	1,407,609	225,772	205,997

See accompanying notes.

30

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Stock Trust Series NAV		Small Cap Value Trust Series NAV		Small Company Value Trust Series NAV
	2018 (b)	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$—	$—	$541,372	$777,845	$35,968	$16,227
Expenses:
Mortality and expense risk and administrative charges	(69,350)	(64,220)	(53,595)	(54,911)	(6,108)	(6,298)

Net investment income (loss)	(69,350)	(64,220)	487,777	722,934	29,860	9,929

Realized gains (losses) on investments:
Capital gain distributions received	3,438,557	—	9,079,463	6,043,460	747,541	958,978
Net realized gain (loss)	(64,122)	534,530	(488,036)	315,239	6,427	205,482

Realized gains (losses)	3,374,435	534,530	8,591,427	6,358,699	753,968	1,164,460

Unrealized appreciation (depreciation) during the period	(6,228,115)	10,185,614	(17,675,439)	(4,451,596)	(1,947,679)	(430,526)

Net increase (decrease) in net assets from operations	(2,923,030)	10,655,924	(8,596,235)	2,630,037	(1,163,851)	743,863

Changes from principal transactions:
Purchase payments	623,607	807,307	792,823	1,056,343	102,753	83,003
Transfers between sub-accounts and the company	(7,148,604)	3,959,215	(7,810,152)	(9,693,451)	2,764,421	(469,462)
Transfers on general account policy loans	(292,384)	1,909,441	(84,357)	42,330	(23,648)	30,213
Withdrawals	(1,033,135)	(3,251,709)	(958,079)	(1,949,810)	(527,617)	(447,492)
Annual contract fee	(1,540,805)	(1,402,900)	(1,692,881)	(1,753,227)	(170,324)	(150,075)

Net increase (decrease) in net assets from principal transactions	(9,391,321)	2,021,354	(9,752,646)	(12,297,815)	2,145,585	(953,813)

Total increase (decrease) in net assets	(12,314,351)	12,677,278	(18,348,881)	(9,667,778)	981,734	(209,950)
Net assets at beginning of period	52,192,923	39,515,645	79,685,638	89,353,416	7,021,283	7,231,233

Net assets at end of period	$39,878,572	$52,192,923	$61,336,757	$79,685,638	$8,003,017	$7,021,283

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,416,615	1,354,918	1,350,978	1,566,815	223,290	256,292
Units issued	401,969	378,530	64,790	105,982	102,158	33,116
Units redeemed	(676,833)	(316,833)	(233,554)	(321,819)	(33,870)	(66,118)

Units, end of period	1,141,751	1,416,615	1,182,214	1,350,978	291,578	223,290

(b)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

See accompanying notes.

31

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Strategic Income Opportunities Trust Series NAV		Total Bond Market Series Trust NAV		Total Stock Market Index Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$1,266,743	$1,003,641	$971,509	$1,032,571	$424,069	$427,960
Expenses:
Mortality and expense risk and administrative charges	(11,331)	(11,187)	(36,227)	(38,412)	(27,206)	(26,093)

Net investment income (loss)	1,255,412	992,454	935,282	994,159	396,863	401,867

Realized gains (losses) on investments:
Capital gain distributions received	1	—	—	—	1,062,455	623,313
Net realized gain (loss)	(263,154)	46,609	(325,216)	(143,845)	3,506,313	1,098,366

Realized gains (losses)	(263,153)	46,609	(325,216)	(143,845)	4,568,768	1,721,679

Unrealized appreciation (depreciation) during the period	(2,639,166)	544,653	(715,371)	286,528	(6,922,955)	3,535,006

Net increase (decrease) in net assets from operations	(1,646,907)	1,583,716	(105,305)	1,136,842	(1,957,324)	5,658,552

Changes from principal transactions:
Purchase payments	835,486	828,506	659,400	438,872	392,311	496,929
Transfers between sub-accounts and the company	361,409	5,581,055	564,247	109,174	2,219,198	325,444
Transfers on general account policy loans	(189,393)	(229,720)	(16,077)	63,265	213,508	(24,336)
Withdrawals	(477,098)	(315,860)	(1,329,358)	(565,324)	(1,655,364)	(634,049)
Annual contract fee	(658,235)	(573,397)	(653,655)	(717,170)	(687,254)	(688,277)

Net increase (decrease) in net assets from principal transactions	(127,831)	5,290,584	(775,443)	(671,183)	482,399	(524,289)

Total increase (decrease) in net assets	(1,774,738)	6,874,300	(880,748)	465,659	(1,474,925)	5,134,263
Net assets at beginning of period	32,381,309	25,507,009	36,266,959	35,801,300	32,873,027	27,738,764

Net assets at end of period	$30,606,571	$32,381,309	$35,386,211	$36,266,959	$31,398,102	$32,873,027

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,509,853	1,257,112	1,482,053	1,513,205	856,696	864,364
Units issued	310,620	339,008	263,339	235,195	237,929	66,551
Units redeemed	(315,452)	(86,267)	(294,103)	(266,347)	(223,184)	(74,219)

Units, end of period	1,505,021	1,509,853	1,451,289	1,482,053	871,441	856,696

See accompanying notes.

32

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Ultra Short Term Bond Trust Series NAV		Utilities Trust Series NAV
	2018	2017	2018	2017
Income:
Dividend distributions received	$171,407	$83,580	$261,624	$192,963
Expenses:
Mortality and expense risk and administrative charges	(502)	(485)	(5,511)	(6,144)

Net investment income (loss)	170,905	83,095	256,113	186,819

Realized gains (losses) on investments:
Capital gain distributions received	—	—	(1)	(1)
Net realized gain (loss)	(16,739)	(11,690)	25,538	(84,959)

Realized gains (losses)	(16,739)	(11,690)	25,537	(84,960)

Unrealized appreciation (depreciation) during the period	(15,733)	(42,018)	(214,209)	1,030,215

Net increase (decrease) in net assets from operations	138,433	29,387	67,441	1,132,074

Changes from principal transactions:
Purchase payments	68,895	58,724	22,044	53,561
Transfers between sub-accounts and the company	3,216,928	2,635,616	(61,525)	(1,165,966)
Transfers on general account policy loans	3,443	(10,620)	(16,344)	4,003
Withdrawals	(97,204)	(10,233)	(64,561)	(111,151)
Annual contract fee	(193,535)	(126,220)	(298,787)	(277,326)

Net increase (decrease) in net assets from principal transactions	2,998,527	2,547,267	(419,173)	(1,496,879)

Total increase (decrease) in net assets	3,136,960	2,576,654	(351,732)	(364,805)
Net assets at beginning of period	7,165,744	4,589,090	7,966,801	8,331,606

Net assets at end of period	$10,302,704	$7,165,744	$7,615,069	$7,966,801

	2018	2017	2018	2017
Units, beginning of period	702,761	453,033	247,033	296,747
Units issued	360,968	275,627	4,424	9,285
Units redeemed	(65,839)	(25,899)	(17,650)	(58,999)

Units, end of period	997,890	702,761	233,807	247,033

See accompanying notes.

33

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

1.	Organization

John Hancock Variable Life Separate Account S (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 50 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 6 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 2 classes of units to fund Contracts issued by the Company. These classes, Series I and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I and Series NAV shares of the Trust Portfolio differ in the level of 12b- 1 fees and other expenses assessed against the Portfolio’s assets.

As a result of a portfolio change, the following sub-accounts of the Account were renamed as follows:

Previous Name	New Name	Effective Date
Bond Trust Series NAV	Select Bond Trust Series NAV	04/30/2018
Small Cap Growth Trust Series NAV	Small Cap Stock Trust Series NAV	04/30/2018

Funds transferred in 2018 are as follows:

Transferred from	Transferred to	Effective Date
Alpha Opportunities Trust Series NAV	Mid Cap Stock Trust Series NAV	04/27/2018

34

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2018.

35

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2018, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

36

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

5.	Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2018. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated	$2,220,650,037	—	—	2,220,650,037
NonAffiliated	$215,297,621	—	—	215,297,621

	$2,435,947,658	—	—	2,435,947,658

Hedge Funds
NonAffiliated	$—	—	13,708,332	13,708,332

Total	$2,435,947,658	—	13,708,332	2,449,655,990

Total Fair Value
Balance as of December 31, 2017	$16,628,090
Realized Gains (Losses)	295,416
Change in Unrealized Gains (Losses)	(1,285,063)
Purchases	5,250
Sales	1,936,726
Transfers in and/or (out) of Level 3, net (1)	—

Balance as of December 31, 2018	$13,708,332

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Hedge funds are classified as Level 3 because the valuations are based on significant unobservable inputs. The fair values of these investments have been estimated using the NAV of the underlying fund provided by the hedge fund managers. The underlying funds do not transact on a daily basis.

37

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

5.	Fair Value Measurements — (continued)

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2018.

38

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2018 were as follows:

	Purchases	Sales
Sub-Account
500 Index Fund Series NAV	$85,570,147	$72,892,381
Active Bond Trust Series NAV	16,140,176	17,537,624
Alpha Opportunities Trust Series NAV (a)	283,380	2,209,673
American Asset Allocation Trust Series I	157,425	51,884
American Global Growth Trust Series I	315,827	164,889
American Growth Trust Series I	6,691,569	3,243,503
American Growth-Income Trust Series I	11,619,332	9,175,419
American International Trust Series I	52,240,140	45,394,158
Blue Chip Growth Trust Series NAV	49,373,231	39,277,388
Capital Appreciation Trust Series NAV	36,911,782	19,695,533
Capital Appreciation Value Trust Series NAV	2,385,478	2,641,070
Core Bond Trust Series NAV	12,985,851	20,053,803
Emerging Markets Value Trust Series NAV	16,539,547	34,285,414
Equity Income Trust Series NAV	25,857,292	16,432,823
Financial Industries Trust Series NAV	866,238	1,540,690
Fundamental All Cap Core Trust Series NAV	16,012,856	9,636,903
Fundamental Large Cap Value Trust Series NAV	6,699,052	7,723,907
Global Bond Trust Series NAV	15,791,100	10,828,138
Global Trust Series NAV	9,074,142	10,377,102
Health Sciences Trust Series NAV	7,897,965	6,774,240
High Yield Trust Series NAV	13,868,140	16,277,519
International Equity Index Series NAV	18,142,752	19,657,242
International Growth Stock Trust Series NAV	13,349,841	12,873,609
International Small Company Trust Series NAV	10,845,297	10,177,660
International Value Trust Series NAV	43,491,577	46,658,868
Investment Quality Bond Trust Series NAV	27,697,823	28,975,583
Lifestyle Balanced Portfolio Series NAV	20,949	21,211
Lifestyle Conservative Portfolio Series NAV	192,074	1,314
Lifestyle Growth Portfolio Series NAV	1,179,965	264,254
M Capital Appreciation	15,605,644	17,085,130
M International Equity	11,755,793	16,841,909
M Large Cap Growth	15,294,689	18,811,477
M Large Cap Value	7,478,147	4,886,164
Main Management Insurance Fund Class A	5,250	1,936,726
Managed Volatility Aggressive Portfolio Series NAV	702,709	281,968
Managed Volatility Balanced Portfolio Series NAV	7,829,486	8,701,290
Managed Volatility Conservative Portfolio Series NAV	1,011,329	851,652
Managed Volatility Growth Portfolio Series NAV	3,889,789	3,661,445
Managed Volatility Moderate Portfolio Series NAV	1,282,226	1,344,001
Mid Cap Index Trust Series NAV	45,998,969	41,930,140
Mid Cap Stock Trust Series NAV	15,866,445	10,311,071
Mid Value Trust Series NAV	6,787,695	7,000,421
Money-Market Trust Series NAV	82,029,437	67,031,489
PIMCO All Asset	4,475,158	4,343,620
Real Estate Securities Trust Series NAV	13,446,807	24,194,637
Science & Technology Trust Series NAV	11,499,360	1,182,254
Select Bond Trust Series NAV	12,996,618	14,163,339
Short Term Government Income Trust Series NAV	24,509,976	28,045,791
Small Cap Index Trust Series NAV	20,206,997	22,235,719

39

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

6.	Purchases and Sales of Investments — (continued)

	Purchases	Sales
Sub-Account
Small Cap Opportunities Trust Series NAV	$3,069,516	$1,481,533
Small Cap Stock Trust Series NAV	20,060,423	26,082,538
Small Cap Value Trust Series NAV	13,430,803	13,616,209
Small Company Value Trust Series NAV	4,017,082	1,094,098
Strategic Income Opportunities Trust Series NAV	7,729,489	6,601,906
Total Bond Market Series Trust NAV	7,400,272	7,240,432
Total Stock Market Index Trust Series NAV	10,176,316	8,234,599
Ultra Short Term Bond Trust Series NAV	3,846,028	676,596
Utilities Trust Series NAV	407,590	570,652

(a)

Terminated as an investment option and funds transferred to Mid Cap Stock Trust Series NAV on April 27, 2018. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

40

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
500 Index Fund Series NAV (*)	2018	12,286	$55.90 to $ 48.53	$623,525	0.63 % to 0.00%	1.40%	-4.64 % to -5.24%
	2017	12,446	58.62 to 51.21	661,522	0.63 to 0.00	1.75	21.54 to 20.78
	2016	13,339	48.23 to 42.40	585,712	0.63 to 0.00	1.81	11.64 to 10.95
	2015	12,904	43.20 to 38.22	506,523	0.63 to 0.00	1.73	1.15 to 0.52
	2014	14,316	42.71 to 38.02	557,874	0.63 to 0.00	1.67	13.43 to 12.72

Active Bond Trust Series NAV (*)	2018	1,678	77.56 to 33.63	64,542	0.63 to 0.00	3.36	-0.55 to -1.17
	2017	1,785	77.99 to 34.03	68,640	0.63 to 0.00	3.50	4.89 to 4.24
	2016	1,809	74.36 to 32.64	65,392	0.63 to 0.00	3.82	4.50 to 3.84
	2015	1,748	71.15 to 31.44	60,598	0.63 to 0.00	5.37	0.12 to -0.50
	2014	1,481	71.07 to 31.59	52,614	0.63 to 0.00	4.04	6.97 to 6.31

American Asset Allocation Trust Series I (*)	2018	43	18.46 to 18.46	797	0.00 to 0.00	1.64	-4.91 to -4.91
	2017	44	19.41 to 19.41	844	0.00 to 0.00	1.20	15.79 to 15.79
	2016	44	16.76 to 16.76	730	0.00 to 0.00	1.20	8.99 to 8.99
	2015	39	15.38 to 15.38	603	0.00 to 0.00	2.23	1.06 to 1.06
	2014	30	15.22 to 15.22	464	0.00 to 0.00	1.65	5.05 to 5.05

American Global Growth Trust Series I (*)	2018	118	18.63 to 17.71	2,187	0.63 to 0.00	0.69	-9.37 to -9.94
	2017	118	20.55 to 19.66	2,419	0.63 to 0.00	0.26	30.92 to 30.11
	2016	116	15.70 to 15.11	1,807	0.63 to 0.00	1.36	0.29 to -0.34
	2015	105	15.66 to 15.16	1,638	0.63 to 0.00	1.57	6.64 to 5.97
	2014	81	14.68 to 14.31	1,184	0.63 to 0.00	0.89	1.97 to 1.34

American Growth Trust Series I (*)	2018	709	31.23 to 28.67	21,803	0.63 to 0.00	0.39	-0.66 to -1.27
	2017	735	31.43 to 29.04	22,730	0.63 to 0.00	0.36	27.86 to 27.07
	2016	897	24.58 to 22.86	21,593	0.63 to 0.00	0.36	9.08 to 8.40
	2015	1,063	22.54 to 21.08	23,549	0.63 to 0.00	0.19	6.44 to 5.77
	2014	1,620	21.17 to 19.93	33,924	0.63 to 0.00	0.85	8.14 to 7.46

American Growth-Income Trust Series I (*)	2018	388	26.78 to 24.59	10,206	0.63 to 0.00	1.53	-2.18 to -2.79
	2017	353	27.38 to 25.30	9,483	0.63 to 0.00	1.04	22.03 to 21.27
	2016	384	22.44 to 20.86	8,413	0.63 to 0.00	1.59	11.10 to 10.42
	2015	420	20.19 to 18.89	8,305	0.63 to 0.00	1.22	1.11 to 0.48
	2014	525	19.97 to 18.80	10,302	0.63 to 0.00	0.97	10.25 to 9.57

American International Trust Series I (*)	2018	2,326	20.44 to 18.77	47,370	0.63 to 0.00	2.91	-13.46 to -14.00
	2017	2,187	23.62 to 21.82	51,458	0.63 to 0.00	1.13	31.65 to 30.84
	2016	1,775	17.94 to 16.68	31,687	0.63 to 0.00	0.99	3.12 to 2.48
	2015	2,107	17.40 to 16.27	36,504	0.63 to 0.00	1.17	-4.82 to -5.42
	2014	1,440	18.28 to 17.21	26,181	0.63 to 0.00	1.05	-3.05 to -3.66

Blue Chip Growth Trust Series NAV (*)	2018	1,611	190.64 to 71.01	108,754	0.63 to 0.00	0.06	2.03 to 1.40
	2017	1,699	186.84 to 70.02	112,491	0.63 to 0.00	0.11	36.34 to 35.49
	2016	1,934	137.04 to 51.68	94,123	0.63 to 0.00	0.05	0.85 to 0.22
	2015	2,987	135.88 to 51.57	132,044	0.63 to 0.00	0.00	11.13 to 10.43
	2014	2,949	122.28 to 46.69	122,935	0.63 to 0.00	0.00	9.11 to 8.43

Capital Appreciation Trust Series NAV (*)	2018	2,062	36.38 to 33.41	74,161	0.63 to 0.00	0.36	-0.72 to -1.34
	2017	2,000	36.64 to 33.86	72,415	0.63 to 0.00	0.11	36.51 to 35.66
	2016	1,834	26.84 to 24.96	48,572	0.63 to 0.00	0.01	-1.00 to -1.61
	2015	1,915	27.11 to 25.37	51,216	0.63 to 0.00	0.03	11.47 to 10.78
	2014	1,860	24.32 to 22.90	44,665	0.63 to 0.00	0.08	9.68 to 9.00

Capital Appreciation Value Trust Series NAV (*)	2018	291	23.09 to 23.09	6,729	0.00 to 0.00	2.20	0.45 to 0.45
	2017	335	22.99 to 22.99	7,696	0.00 to 0.00	1.24	15.13 to 15.13
	2016	484	19.97 to 19.97	9,658	0.00 to 0.00	1.68	8.19 to 8.19
	2015	222	18.46 to 18.46	4,107	0.00 to 0.00	1.54	5.27 to 5.27
	2014	120	17.54 to 17.54	2,112	0.00 to 0.00	1.55	12.38 to 12.38

Core Bond Trust Series NAV (*)	2018	5,096	17.25 to 15.84	87,755	0.63 to 0.00	2.52	-0.54 to -1.16
	2017	5,643	17.35 to 16.03	97,731	0.63 to 0.00	2.22	3.47 to 2.83
	2016	5,589	16.76 to 15.59	93,533	0.63 to 0.00	2.10	2.73 to 2.08
	2015	5,403	16.32 to 15.27	88,005	0.63 to 0.00	2.29	0.36 to -0.27
	2014	531	16.26 to 15.31	8,619	0.63 to 0.00	2.21	6.01 to 5.35

Emerging Markets Value Trust Series NAV (*)	2018	2,813	12.43 to 11.55	34,778	0.63 to 0.00	2.31	-13.48 to -14.02
	2017	4,233	14.36 to 13.43	60,611	0.63 to 0.00	2.10	32.67 to 31.85
	2016	2,925	10.83 to 10.19	31,600	0.63 to 0.00	2.32	18.09 to 17.34
	2015	2,028	9.17 to 8.68	18,545	0.63 to 0.00	2.03	-19.05 to -19.56
	2014	2,197	11.32 to 10.79	24,819	0.63 to 0.00	1.87	-5.37 to -5.96

Equity Income Trust Series NAV (*)	2018	2,058	53.65 to 46.58	106,376	0.63 to 0.00	1.92	-9.52 to -10.08
	2017	2,189	59.30 to 51.80	125,147	0.63 to 0.00	2.25	16.28 to 15.55
	2016	2,479	51.00 to 44.83	122,006	0.63 to 0.00	2.32	19.18 to 18.44
	2015	2,771	42.79 to 37.85	114,582	0.63 to 0.00	1.87	-6.66 to -7.24
	2014	3,302	45.84 to 40.81	146,605	0.63 to 0.00	1.82	7.55 to 6.88

41

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
Financial Industries Trust Series NAV (*)	2018		367	$32.70 to $ 17.10	$7,455	0.63 % to 0.00%	1.11%	-14.38 % to -14.91%
	2017		422	38.19 to 20.10	10,004	0.63 to 0.00	1.46	15.29 to 14.57
	2016		71	33.13 to 17.54	1,832	0.63 to 0.00	1.56	19.47 to 18.73
	2015		69	27.73 to 14.77	1,457	0.63 to 0.00	1.07	-2.58 to -3.19
	2014		75	28.46 to 15.26	1,602	0.63 to 0.00	0.44	8.64 to 7.96

Fundamental All Cap Core Trust Series NAV (*)	2018		2,451	27.11 to 24.90	64,297	0.63 to 0.00	0.47	-13.16 to -13.70
	2017		2,583	31.22 to 28.85	78,108	0.63 to 0.00	0.79	27.77 to 26.97
	2016		2,699	24.44 to 22.72	63,946	0.63 to 0.00	0.67	8.40 to 7.73
	2015		2,868	22.55 to 21.09	62,815	0.63 to 0.00	0.00	4.09 to 3.44
	2014		3,014	21.66 to 20.39	63,579	0.63 to 0.00	0.45	9.81 to 9.13

Fundamental Large Cap Value Trust Series NAV (*)	2018		1,094	21.23 to 19.50	23,069	0.63 to 0.00	1.14	-17.03 to -17.54
	2017		1,146	25.59 to 23.65	29,140	0.63 to 0.00	1.66	17.54 to 16.81
	2016		1,282	21.77 to 20.25	27,722	0.63 to 0.00	2.26	10.21 to 9.53
	2015		1,330	19.75 to 18.49	26,106	0.63 to 0.00	1.22	-1.06 to -1.67
	2014		1,037	19.96 to 18.80	20,539	0.63 to 0.00	0.87	10.66 to 9.98

Global Bond Trust Series NAV (*)	2018		912	32.75 to 28.43	27,748	0.63 to 0.00	2.82	-1.74 to -2.35
	2017		777	33.33 to 29.11	24,082	0.63 to 0.00	2.34	8.71 to 8.03
	2016		830	30.66 to 26.95	23,748	0.63 to 0.00	0.00	3.15 to 2.51
	2015		794	29.73 to 26.29	22,110	0.63 to 0.00	2.49	-3.51 to -4.11
	2014		964	30.81 to 27.42	27,883	0.63 to 0.00	0.93	2.42 to 1.78

Global Trust Series NAV (*)	2018		332	18.01 to 16.53	5,908	0.63 to 0.00	1.84	-14.42 to -14.95
	2017		404	21.04 to 19.44	8,392	0.63 to 0.00	2.07	18.90 to 18.16
	2016		453	17.70 to 16.45	7,923	0.63 to 0.00	4.19	9.46 to 8.78
	2015		570	16.17 to 15.12	9,110	0.63 to 0.00	1.49	-6.33 to -6.92
	2014		1,041	17.26 to 16.25	17,851	0.63 to 0.00	9.12	-2.51 to -3.11

Health Sciences Trust Series NAV (*)	2018		434	69.79 to 62.50	29,972	0.63 to 0.00	0.00	0.76 to 0.14
	2017		466	69.27 to 62.42	31,926	0.63 to 0.00	0.00	27.61 to 26.81
	2016		635	54.28 to 49.22	34,084	0.63 to 0.00	0.11	-10.54 to -11.10
	2015		702	60.67 to 55.36	42,104	0.63 to 0.00	0.00	12.76 to 12.05
	2014		597	53.81 to 49.41	31,688	0.63 to 0.00	0.00	31.85 to 31.03

High Yield Trust Series NAV (*)	2018		953	23.52 to 20.67	22,012	0.63 to 0.00	6.02	-3.02 to -3.63
	2017		1,117	24.25 to 21.45	26,629	0.63 to 0.00	5.60	7.46 to 6.78
	2016		1,681	22.57 to 20.09	37,307	0.63 to 0.00	7.08	16.56 to 15.84
	2015		1,606	19.36 to 34	30,590	0.63 to 0.00	7.48	-8.38 to -8.94
	2014		1,511	21.14 to 19.04	31,328	0.63 to 0.00	6.81	0.00 to -0.61

International Equity Index Series NAV (*)	2018		2,827	48.91 to 26.16	82,333	0.63 to 0.00	2.38	-14.10 to -14.63
	2017		2,950	56.94 to 30.64	99,836	0.63 to 0.00	2.35	27.45 to 26.65
	2016		2,879	44.68 to 24.19	76,277	0.63 to 0.00	2.70	4.43 to 3.78
	2015		2,945	42.78 to 23.31	75,449	0.63 to 0.00	2.47	-5.80 to -6.39
	2014		3,574	45.42 to 24.91	96,325	0.63 to 0.00	2.87	-4.57 to -5.17

International Growth Stock Trust Series NAV (*)	2018		1,129	12.53 to 12.05	14,133	0.63 to 0.00	1.74	-14.43 to -14.96
	2017		1,145	14.64 to 14.17	16,735	0.63 to 0.00	1.40	21.90 to 21.15
	2016		1,285	12.01 to 11.70	15,418	0.63 to 0.00	2.16	-1.19 to -1.82
	2015		836	12.16 to 11.92	10,154	0.63 to 0.00	1.83	-2.23 to -2.85
	2014		834	12.43 to 12.27	10,365	0.63 to 0.00	2.00	0.19 to -0.44

International Small Company Trust Series NAV (*)	2018		869	16.45 to 15.54	14,267	0.63 to 0.00	1.22	-20.07 to -20.57
	2017		845	20.59 to 19.57	17,358	0.63 to 0.00	1.57	29.59 to 28.79
	2016		760	15.89 to 15.19	12,038	0.63 to 0.00	2.14	4.95 to 4.29
	2015		668	15.14 to 14.57	10,078	0.63 to 0.00	1.69	6.68 to 6.01
	2014		783	14.19 to 13.74	11,088	0.63 to 0.00	1.47	-6.85 to -7.43

International Value Trust Series NAV (*)	2018		2,398	15.94 to 14.64	37,674	0.63 to 0.00	2.61	-14.96 to -15.49
	2017		2,632	18.75 to 17.32	48,661	0.63 to 0.00	1.98	17.25 to 16.52
	2016		2,733	15.99 to 14.86	43,104	0.63 to 0.00	2.79	12.20 to 11.50
	2015		2,197	14.25 to 13.33	30,785	0.63 to 0.00	1.76	-7.72 to -8.30
	2014		2,701	15.44 to 14.54	41,125	0.63 to 0.00	2.95	-12.47 to -13.03

Investment Quality Bond Trust Series NAV (*)	2018		758	17.20 to 15.79	12,987	0.63 to 0.00	2.67	-0.67 to -1.30
	2017		858	17.32 to 16.00	14,784	0.63 to 0.00	1.80	4.67 to 4.02
	2016		2,293	16.55 to 15.38	37,822	0.63 to 0.00	3.37	4.26 to 3.60
	2015		731	15.87 to 14.84	11,501	0.63 to 0.00	2.25	-0.68 to -1.30
	2014		550	15.98 to 15.04	8,679	0.63 to 0.00	3.13	5.54 to 4.88

Lifestyle Conservative Portfolio Series NAV (*)	2018	(g)	18	9.93 to 9.93	180	0.63 to 0.63	7.02	-0.71 to -0.71

Lifestyle Growth Portfolio Series NAV (*)	2018		453	11.13 to 10.98	5,214	0.63 to 0.00	2.26	-6.08 to -6.65
	2017		401	11.85 to 11.76	4,851	0.63 to 0.00	2.45	16.20 to 15.47
	2016		314	10.20 to 10.19	3,207	0.63 to 0.00	9.99	1.98 to 1.87

42

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest(a)	(000s)	Highest to Lowest(b)	Income Ratio(c)	Highest to Lowest(d)
M Capital Appreciation	2018	584	$98.31 to $ 88.63	$49,402	0.63 % to 0.00%	0.27%	-14.15 % to -14.68%
	2017	699	114.51 to 103.88	69,689	0.63 to 0.00	0.00	19.02 to 18.28
	2016	760	96.21 to 87.82	63,594	0.63 to 0.00	0.00	21.06 to 20.30
	2015	894	79.47 to 73.00	62,377	0.63 to 0.00	0.00	-6.58 to -7.16
	2014	854	85.07 to 78.63	62,749	0.63 to 0.00	0.00	12.42 to 11.72

M International Equity	2018	1,919	31.26 to 27.09	58,634	0.63 to 0.00	1.36	-20.57 to -21.06
	2017	2,084	39.36 to 34.31	80,239	0.63 to 0.00	1.83	24.05 to 23.28
	2016	1,909	31.73 to 27.83	59,132	0.63 to 0.00	1.05	-0.05 to -0.67
	2015	2,285	31.74 to 28.02	70,908	0.63 to 0.00	1.60	-3.94 to -4.54
	2014	2,088	33.05 to 29.36	67,252	0.63 to 0.00	2.19	-7.06 to -7.64

M Large Cap Growth	2018	968	69.77 to 60.44	59,743	0.63 to 0.00	0.00	-4.95 to -5.54
	2017	1,116	73.41 to 63.98	73,142	0.63 to 0.00	0.00	38.97 to 38.11
	2016	1,211	52.82 to 46.33	56,928	0.63 to 0.00	0.00	-2.32 to -2.93
	2015	1,317	54.08 to 47.73	63,589	0.63 to 0.00	0.03	7.70 to 7.03
	2014	1,373	50.21 to 44.59	61,347	0.63 to 0.00	0.04	10.21 to 9.52

M Large Cap Value	2018	1,116	26.27 to 23.67	29,235	0.63 to 0.00	1.51	-12.07 to -12.61
	2017	1,116	29.87 to 27.08	33,247	0.63 to 0.00	1.50	14.99 to 14.28
	2016	1,140	25.98 to 23.70	29,538	0.63 to 0.00	1.66	9.64 to 8.95
	2015	1,525	23.69 to 21.75	36,036	0.63 to 0.00	1.36	-0.66 to -1.28
	2014	1,163	23.85 to 22.03	27,648	0.63 to 0.00	1.20	9.68 to 9.00

Main Management Insurance Fund Class A	2018	1,219	12.29 to 12.29	14,983	0.00 to 0.00	0.00	2.88 to 2.88
	2017	1,377	11.95 to 11.95	16,447	0.00 to 0.00	0.00	8.36 to 8.36
	2016	1,377	11.02 to 11.02	15,179	0.00 to 0.00	0.00	1.26 to 1.26
	2015	1,656	10.89 to 10.89	18,026	0.00 to 0.00	0.00	5.33 to 5.33
	2014	2,056	10.34 to 10.34	21,255	0.00 to 0.00	0.00	3.36 to 3.36

Managed Volatility Aggressive Portfolio Series NAV (*)	2018	209	20.19 to 18.54	4,190	0.63 to 0.00	2.15	-8.32 to -8.89
	2017	207	22.03 to 20.35	4,525	0.63 to 0.00	1.66	22.88 to 22.11
	2016	245	17.93 to 16.67	4,342	0.63 to 0.00	1.01	1.89 to 1.27
	2015	483	17.59 to 16.46	8,261	0.63 to 0.00	2.10	-5.79 to -6.38
	2014	475	18.67 to 17.58	8,640	0.63 to 0.00	4.60	1.54 to 0.91

Managed Volatility Balanced Portfolio Series NAV (*)	2018	2,632	19.58 to 17.98	50,544	0.63 to 0.00	2.26	-4.82 to -5.40
	2017	2,926	20.58 to 19.01	58,987	0.63 to 0.00	2.23	14.15 to 13.44
	2016	3,157	18.02 to 16.76	55,785	0.63 to 0.00	2.03	4.91 to 4.25
	2015	3,621	17.18 to 16.07	61,116	0.63 to 0.00	2.37	-2.20 to -2.81
	2014	3,979	17.57 to 16.54	68,770	0.63 to 0.00	2.78	4.25 to 3.60

Managed Volatility Conservative Portfolio Series NAV (*)	2018	205	18.13 to 16.64	3,653	0.63 to 0.00	2.80	-2.21 to -2.81
	2017	205	18.54 to 17.12	3,774	0.63 to 0.00	2.11	7.94 to 7.26
	2016	355	17.17 to 15.96	6,071	0.63 to 0.00	2.46	4.53 to 3.87
	2015	350	16.43 to 15.37	5,716	0.63 to 0.00	2.37	0.18 to -0.46
	2014	332	16.40 to 15.44	5,414	0.63 to 0.00	2.70	4.98 to 4.31

Managed Volatility Growth Portfolio Series NAV (*)	2018	1,356	19.72 to 18.12	26,568	0.63 to 0.00	2.16	-6.56 to -7.13
	2017	1,487	21.11 to 19.51	31,203	0.63 to 0.00	2.10	18.71 to 17.97
	2016	1,550	17.78 to 16.54	27,408	0.63 to 0.00	1.84	3.38 to 2.74
	2015	1,790	17.20 to 16.09	30,507	0.63 to 0.00	2.21	-4.55 to -5.14
	2014	1,985	18.02 to 16.97	35,486	0.63 to 0.00	2.16	2.28 to 1.64

Managed Volatility Moderate Portfolio Series NAV (*)	2018	280	19.40 to 17.81	5,383	0.63 to 0.00	2.42	-3.93 to -4.53
	2017	308	20.19 to 18.66	6,161	0.63 to 0.00	2.32	12.02 to 11.32
	2016	312	18.03 to 16.76	5,570	0.63 to 0.00	1.86	5.25 to 4.59
	2015	437	17.13 to 16.03	7,439	0.63 to 0.00	2.50	-0.86 to -1.49
	2014	464	17.27 to 16.27	7,970	0.63 to 0.00	3.38	4.99 to 4.34

Mid Cap Index Trust Series NAV (*)	2018	1,970	33.16 to 29.88	64,370	0.63 to 0.00	1.17	-11.45 to -12.00
	2017	2,011	37.45 to 33.96	74,283	0.63 to 0.00	0.57	15.86 to 15.14
	2016	1,718	32.32 to 29.49	54,798	0.63 to 0.00	1.56	20.17 to 19.42
	2015	1,093	26.89 to 24.69	28,888	0.63 to 0.00	1.01	-2.54 to -3.15
	2014	1,318	27.60 to 25.50	35,838	0.63 to 0.00	1.04	9.40 to 8.72

Mid Cap Stock Trust Series NAV (*)	2018	632	96.79 to 82.98	44,722	0.63 to 0.00	0.00	-1.54 to -2.15
	2017	626	98.30 to 84.80	45,323	0.63 to 0.00	0.00	28.66 to 27.86
	2016	552	76.41 to 66.32	33,017	0.63 to 0.00	0.00	0.58 to -0.05
	2015	635	75.96 to 66.35	37,882	0.63 to 0.00	0.00	3.04 to 2.40
	2014	671	73.72 to 64.80	38,857	0.63 to 0.00	0.14	8.11 to 7.44

Mid Value Trust Series NAV (*)	2018	785	47.62 to 41.85	36,799	0.63 to 0.00	0.83	-10.68 to -11.24
	2017	864	53.32 to 47.15	45,265	0.63 to 0.00	0.96	11.46 to 10.76
	2016	947	47.84 to 42.57	44,556	0.63 to 0.00	1.34	24.09 to 23.32
	2015	811	38.55 to 34.52	30,681	0.63 to 0.00	1.16	-3.41 to -4.01
	2014	912	39.91 to 35.96	35,735	0.63 to 0.00	0.77	10.70 to 10.01

43

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
Money-Market Trust Series NAV (*)	2018		7,737	$15.80 to $10.23	$90,393	0.63 % to 0.00%	1.58%	1.58 % to 0.97%
	2017		6,292	15.65 to 10.07	75,395	0.63 to 0.00	0.64	0.61 to 0.02
	2016		6,012	15.64 to 10.00	70,857	0.63 to 0.00	0.15	0.05 to -0.31

PIMCO All Asset	2018		1,062	17.29 to 15.87	18,283	0.63 to 0.00	2.82	-5.59 to -6.18
	2017		1,091	18.31 to 16.91	19,889	0.63 to 0.00	4.41	13.19 to 12.48
	2016		1,059	16.18 to 15.04	17,055	0.63 to 0.00	2.21	12.59 to 11.88
	2015		1,279	14.37 to 13.44	18,326	0.63 to 0.00	2.94	-9.31 to -9.88
	2014		1,392	15.84 to 14.91	21,949	0.63 to 0.00	4.73	0.23 to -0.40

Real Estate Securities Trust Series NAV (*)	2018		464	156.74 to 86.50	36,760	0.63 to 0.00	1.65	-3.43 to -4.03
	2017		624	162.30 to 90.13	49,796	0.63 to 0.00	0.56	6.26 to 5.60
	2016		814	152.74 to 85.35	59,264	0.63 to 0.00	3.32	6.96 to 6.29
	2015		950	142.80 to 80.30	64,215	0.63 to 0.00	1.93	2.80 to 2.16
	2014		1,097	138.91 to 78.60	72,327	0.63 to 0.00	1.71	31.75 to 30.93

Science & Technology Trust Series NAV (*)	2018		378	43.66 to 40.09	16,332	0.63 to 0.00	0.00	-0.57 to -1.18
	2017		180	43.91 to 40.57	7,754	0.63 to 0.00	0.08	41.21 to 40.33
	2016		224	31.10 to 28.91	6,826	0.63 to 0.00	0.00	8.41 to 7.74
	2015		211	28.68 to 26.83	5,967	0.63 to 0.00	0.00	6.78 to 6.11
	2014		210	26.86 to 25.29	5,566	0.63 to 0.00	0.00	12.95 to 12.25

Select Bond Trust Series NAV (*)	2018	(e)	901	11.94 to 11.40	10,733	0.63 to 0.00	2.74	-0.38 to -1.00
	2017		1,030	11.98 to 11.52	12,313	0.63 to 0.00	2.95	3.65 to 2.99
	2016		1,055	11.56 to 11.19	12,173	0.63 to 0.00	3.66	3.19 to 2.53
	2015		366	11.20 to 10.91	4,094	0.63 to 0.00	2.56	0.30 to -0.34
	2014		246	11.17 to 10.95	2,739	0.63 to 0.00	4.78	5.59 to 4.93

Short Term Government Income Trust Series NAV (*)	2018		3,548	10.95 to 10.37	38,679	0.63 to 0.00	2.00	0.89 to 0.24
	2017		3,951	10.86 to 10.34	42,717	0.63 to 0.00	1.43	0.62 to -0.02
	2016		4,235	10.79 to 10.35	45,549	0.63 to 0.00	1.68	0.63 to -0.01
	2015		4,123	10.72 to 10.35	44,088	0.63 to 0.00	1.36	0.69 to 0.06
	2014		7,048	10.65 to 10.34	74,942	0.63 to 0.00	1.95	1.19 to 0.55

Small Cap Index Trust Series NAV (*)	2018		1,154	30.42 to 19.26	26,007	0.63 to 0.00	1.01	-11.31 to -11.86
	2017		1,408	34.30 to 21.85	35,535	0.63 to 0.00	0.50	14.43 to 13.71
	2016		1,411	29.98 to 19.22	31,062	0.63 to 0.00	1.42	21.02 to 20.26
	2015		1,054	24.77 to 15.98	19,505	0.63 to 0.00	1.12	-4.59 to -5.18
	2014		1,481	25.96 to 16.85	27,920	0.63 to 0.00	0.95	4.71 to 4.06

Small Cap Opportunities Trust Series NAV (*)	2018		226	21.11 to 19.39	4,757	0.63 to 0.00	0.45	-13.81 to -14.34
	2017		206	24.50 to 22.64	5,026	0.63 to 0.00	0.45	11.18 to 10.49
	2016		190	22.03 to 20.49	4,177	0.63 to 0.00	0.52	19.51 to 18.76
	2015		169	18.44 to 17.25	3,097	0.63 to 0.00	0.16	-5.12 to -5.71
	2014		693	19.43 to 18.29	13,431	0.63 to 0.00	0.09	2.42 to 1.79

Small Cap Stock Trust Series NAV (*)	2018	(f)	1,142	36.72 to 31.87	39,879	0.63 to 0.00	0.00	-5.22 to -5.81
	2017		1,417	38.74 to 33.83	52,193	0.63 to 0.00	0.00	26.70 to 25.91
	2016		1,355	30.58 to 26.87	39,516	0.63 to 0.00	0.00	2.27 to 1.63
	2015		1,446	29.90 to 26.44	41,264	0.63 to 0.00	0.00	-8.78 to -9.35
	2014		1,324	32.78 to 29.17	41,245	0.63 to 0.00	0.00	7.60 to 6.93

Small Cap Value Trust Series NAV (*)	2018		1,182	76.12 to 42.57	61,337	0.63 to 0.00	0.72	-12.45 to -12.99
	2017		1,351	86.94 to 48.93	79,686	0.63 to 0.00	0.96	3.79 to 3.14
	2016		1,567	83.77 to 47.44	89,353	0.63 to 0.00	0.78	22.68 to 21.91
	2015		1,521	68.28 to 38.91	70,863	0.63 to 0.00	0.52	-1.31 to -1.93
	2014		1,733	69.19 to 39.68	81,309	0.63 to 0.00	0.70	7.25 to 6.58

Small Company Value Trust Series NAV (*)	2018		292	27.71 to 25.44	8,003	0.63 to 0.00	0.44	-12.93 to -13.47
	2017		223	31.83 to 29.41	7,021	0.63 to 0.00	0.23	11.58 to 10.89
	2016		256	28.53 to 26.52	7,231	0.63 to 0.00	0.79	32.33 to 31.50
	2015		303	21.56 to 20.17	6,468	0.63 to 0.00	1.33	-5.51 to -6.10
	2014		401	22.81 to 21.48	9,075	0.63 to 0.00	0.07	0.14 to -0.49

Strategic Income Opportunities Trust Series NAV (*)	2018		1,505	20.48 to 18.79	30,607	0.63 to 0.00	3.96	-5.00 to -5.58
	2017		1,510	21.56 to 19.90	32,381	0.63 to 0.00	3.42	5.66 to 5.00
	2016		1,257	20.40 to 18.95	25,507	0.63 to 0.00	2.02	5.19 to 4.53
	2015		2,071	19.39 to 18.13	40,027	0.63 to 0.00	3.84	1.27 to 0.65
	2014		437	19.15 to 18.01	8,201	0.63 to 0.00	4.14	5.13 to 4.48

Total Bond Market Series Trust NAV (*)	2018		1,451	25.02 to 21.99	35,386	0.63 to 0.00	2.73	-0.24 to -0.87
	2017		1,482	25.08 to 22.18	36,267	0.63 to 0.00	2.87	3.34 to 2.69
	2016		1,513	24.27 to 21.60	35,801	0.63 to 0.00	2.68	2.45 to 1.80
	2015		1,526	23.69 to 21.22	35,296	0.63 to 0.00	3.01	0.30 to -0.32
	2014		1,864	23.62 to 21.29	42,956	0.63 to 0.00	3.29	6.06 to 5.39

Total Stock Market Index Trust Series NAV (*)	2018		871	101.44 to 27.63	31,398	0.63 to 0.00	1.28	-5.66 to -6.24
	2017		857	107.52 to 29.47	32,873	0.63 to 0.00	1.42	20.65 to 19.90

44

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest(a)	Assets (000s)	Expense Ratio Highest to Lowest(b)	Investment Income Ratio(c)	Total Return Highest to Lowest(d)
Total Stock Market Index Trust Series NAV (*)	2016	864	$89.11 to $24.58	$27,739	0.63 % to 0.00%	1.49%	12.38 % to 11.68%
	2015	911	79.30 to 22.01	25,951	0.63 to 0.00	1.37	-0.53 to -1.15
	2014	955	79.72 to 22.27	27,027	0.63 to 0.00	1.23	11.46 to 10.77

Ultra Short Term Bond Trust Series NAV (*)	2018	998	10.36 to 9.80	10,303	0.63 to 0.00	1.98	1.53 to 0.84
	2017	703	10.20 to 9.72	7,166	0.63 to 0.00	1.68	0.62 to -0.07
	2016	453	10.14 to 9.73	4,589	0.63 to 0.00	1.60	0.67 to -0.02
	2015	443	10.07 to 9.73	4,463	0.63 to 0.00	1.14	0.01 to -0.66
	2014	715	10.07 to 9.79	7,199	0.63 to 0.00	2.02	0.03 to -0.65

Utilities Trust Series NAV (*)	2018	234	32.88 to 30.20	7,615	0.63 to 0.00	3.36	0.93 to 0.31
	2017	247	32.57 to 30.10	7,967	0.63 to 0.00	2.36	14.82 to 14.11
	2016	297	28.37 to 26.38	8,332	0.63 to 0.00	4.60	11.43 to 10.74
	2015	319	25.46 to 23.82	8,036	0.63 to 0.00	2.89	-14.79 to -15.32
	2014	393	29.88 to 28.13	11,639	0.63 to 0.00	3.21	12.72 to 12.02

45

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued)

(*)	Sub-account that invests in affiliated Trust.

(a)

As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, STA, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c)

These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d)

These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

(f)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

(g)	Sub-account available in prior year but no activity.

46

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

8.	Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable life contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9.	Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-accounts and are reflected as terminations.

The Company deducts from the assets of the Account a daily charge equivalent to annual rates between 0.00% and 0.63% of the average net value of the Account’s assets for the assumption of mortality and expense risks.

47

PART C
OTHER INFORMATION
Item 26. Exhibits
The following exhibits are filed as part of this Registration Statement:
(a)(1) Resolution of the Board of Directors establishing Separate Account S is incorporated by reference to the post-effective amendment number 1, file number 333-164150, filed with the Commission in April 2010.

(2) Resolution of Board of Directors of John Hancock Life Insurance Company (U.S.A.) accepting the intact transfer of John Hancock Variable Life Account S from John Hancock Variable Life Insurance Company, incorporated by reference to the Registrant's Initial Registration Statement filed with the Commission on January 4, 2010.
(b) Not applicable.
(c) (1) Distribution Agreement and Servicing Agreement between John Hancock Distributors and John Hancock Life Insurance Company (U.S.A.) dated February 17, 2009, incorporated by reference to pre-effective amendment number 1, file number 333-157212, filed with the Commission on April 7, 2009.
(2)(a) Specimen General Agent and Broker-Dealer Selling Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors LLC effective August, 2009, incorporated by reference to pre-effective amendment number 2, file number 333-157212, filed with the Commission on April 26, 2011.
(b) List of third party broker-dealer firms included as Attachment A, incorporated by reference to post-effective amendment number 12, file number 333-179570, filed with the Commission in April, 2019.
(d)(1) Form of Policy Endorsement for John Hancock Variable Life Insurance Company dated December 31, 2009, incorporated by reference to Registrant's Initial Registration Statement filed with the Commission on January 4, 2010 and form of Policy Endorsement dated 2009, is incorporated by reference to post-effective amendment number 1, file number 333-164150, filed with the Commission in April 2010.
(2) Form of specimen flexible variable life insurance policy for Variable Estate Protection, incorporated by reference to the initial registration statement, file number 333-164156, filed with the Commission on January 4, 2010.

(3) Form of specimen flexible variable life insurance policy for Majestic Variable Estate Protection, incorporated by reference to the initial registration statement, file number 333-164156, filed with the Commission on January 4, 2010.
(4) Form of specimen flexible variable life insurance policy for Majestic Variable Estate Protection 98, incorporated by reference to the initial registration statement, file number 333-164156, filed with the Commission on January 4, 2010.
(5) Form of specimen flexible variable life insurance policy for Variable Estate Protection Plus, incorporated by reference to the initial registration statement, file number 333-164156, filed with the Commission on January 4, 2010.
(6) Form of specimen Enhanced Cash Value Rider, incorporated by reference to the initial registration statement, file number 333-164156, filed with the Commission on January 4, 2010.
(7) Form of specimen Policy Split Option Rider, incorporated by reference to the initial registration statement, file number 333-164156, filed with the Commission on January 4, 2010.

(8) Form of specimen Age 100 Waiver of Charges Rider, incorporated by reference to the initial registration statement, file number 333-164156, filed with the Commission on January 4, 2010.

(9) Form of specimen Level Benefit Survivorship Four Year Term Rider, incorporated by reference to the initial registration statement, file number 333-164156, filed with the Commission on January 4, 2010.
(e) Specimen policy application, incorporated by reference to the initial registration statement, filed with the Commission on January 4, 2010.
(f) (1) Restated Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 30, 1992, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(a) Amendment to the Articles of Redomestication of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(b) Amendment to the Articles of Redomestication effective January 1, 2005, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(c) Amended and Restated Articles of Redomestication and Articles of Incorporation of John Hancock Life Insurance Company (U.S.A.) dated July 26, 2010, and further amended as of November 20, 2012, incorporated by reference to post-effective amendment number 2, file number 333-179570, filed with the Commission in April 2013.
(2) By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 2, 1992, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(a) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated June 7, 2000, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(b) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated March 12, 1999, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(c) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(d) Amended and Restated By-laws of John Hancock Life Insurance Company (U.S.A.) dated June 15, 2010, incorporated by reference to post-effective amendment number 2, file number 333-179570, filed with the Commission in April 2013.
(g)(1)The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.
(2) Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Variable Insurance Policies between John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of NewYork, incorporated by reference to the Initial Registration Statement, file number 333-164150, filed with the Commission on January 4, 2010.
(h) (1) Participation Agreement among the Manufacturers Insurance Company (U.S.A.), the Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and John Hancock Trust dated April 20, 2005, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(3) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and M Financial Investment Advisers, Inc. dated November 13, 2009, incorporated by reference to file number 333-164150, filed with the Commission on January 4, 2010.
(4) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(5) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(i) (1) Service agreement between Manulife Financial Corporation and the Manufacturers Life Insurance Company (U.S.A.), dated January 1, 2001, incorporated by reference to post-effective amendment number 6, file number 333-179570, filed with the Commission April 28, 2014.
(j) Not applicable.
(k) Opinion and consent of counsel regarding the legality of the securities being registered, incorporated by reference to the initial registration statement, filed with the Commission on January 4, 2010.
(l) Not Applicable.
(m) Not Applicable.
(n) Consent of Independent Registered Public Accounting Firm, filed herewith.

(n) (1) Opinion of Counsel as to the eligibility of this post-effective amendment to be filed pursuant to Rule 485(b), filed herewith.
(o) Not Applicable.
(p) Not Applicable.
(q) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the policies, incorporated by reference to pre-effective amendment number 1, file number 333-100597, filed with the Commission on December 16, 2002.
Powers of Attorney
(i) Powers of Attorney for Craig Bromley, Thomas Borshoff, Paul M. Connolly, Michael Doughty, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John Vrysen, incorporated by reference to post-effective amendment number 1, file number 333-179570, filed with the Commission on April 24, 2013. Power of Attorney for Linda A. Davis Watters, incorporated by reference to post-effective amendment number 10, file number 333-179570, filed with the Commission in April, 2017. Power of Attorney for Marianne Harrison, incorporated by reference to pre-effective amendment No. 1, File No. 333-221236, filed with the Commission on December 14, 2017. Power of Attorney for Brooks Tingle, incorporated by reference to post-effective amendment number 15, file number 333-193994, filed with the Commission on July 10, 2018.
Item 27. Directors and Officers of the Depositor
OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
Name and Principal Business Address	Position with Depositor
Marianne Harrison 200 Berkeley Street Boston, MA 02116	Chair, President & Chief Executive Officer
Paul M. Connolly 75 Indian Spring Road Milton, MA 02186	Director
James D. Gallagher 200 Berkeley Street Boston, MA 02116	Director, Executive Vice President
Rex Schlaybaugh, Jr. 400 Renaissance Center Detroit, MI 48243	Director
Brooks Tingle 200 Berkeley Street Boston, MA 02116	Director, Senior Vice President
John G. Vrysen 200 Berkeley Street Boston, MA 02116	Director
Linda A. Davis Watters 200 Berkeley Street Boston, MA 02116	Director, Vice President
Henry H. Wong 200 Berkeley Street Boston, MA 02116	Director
Executive Vice Presidents
Andrew G. Arnott*
Christopher Paul Conkey**
Gregory Framke*
Gretchen Garrigues*
Scott S. Hartz**	Chief Investment Officer – U.S. Investments
Naveed Irshad**	Head of Legacy Business
Halina K. von dem Hagen***	Treasurer
Senior Vice Presidents
Emanuel Alves*	General Counsel

Name and Principal Business Address	Position with Depositor
John C.S. Anderson**
Michael Biagiotti*
Kevin J. Cloherty**
Steven F. Dorval*
Barbara Goose*	Chief Marketing Officer
Linda Levyne*
Patrick McGuinness*
William McPadden**
Joelle Metzman**
Patrick M. Murphy*
Lee Ann Murray**
Sebastian Pariath*	Head of Operations and Chief Information Officer
Alan R. Seghezzi**
Martin Sheerin*	Chief Financial Officer
Curt Smith*
Anthony Teta*
Leo Zerilli**
Vice Presidents
Lynda Abend*
John Addeo**
Abigail M. Armstrong**
Kevin Askew**
Dwayne Bertrand**
Zahir Bhanji***	CFO JH Insurance
Stephen J. Blewitt**
Alan M. Block**
John Bourgault**	Senior Counsel
Paul Boyne**
Ian B. Brodie**
Ted Bruntrager*	Chief Risk Officer
Grant Buchanan***
Daniel C. Budde**
Robert Burrow**
Jennifer Toone Campanella**
Thomas Carlisle**
Rick A. Carlson*
Patricia Rosch Carrington**
Todd J. Cassler*
Ken K. Cha*
Brian Collins*
Marcelle Dahar*
Kenneth D’Amato*
John J. Danello**
Andreas Deutschmann*
Robert Donahue*
Jeffrey Duckworth*
Carolyn Flanagan**
Lauren Marx Fleming**
Philip J. Fontana**
Carl O. Fowler**
Ryan Fox*
Scott Francolini*
Paul Gallagher**
Thomas C. Goggins**
Susan Ghalili*
Geoff Gittins****
Jeffrey N. Given**

Name and Principal Business Address	Position with Depositor
Howard C. Greene**
Christopher Griswold*
Richard Harris***	Appointed Actuary
Ellie Harrison*	US Human Resources
John Hatch*
Michael Hession*
Kevin Hill*
James C. Hoodlet*
Steven Hutcheon**
Daniel S. Janis III**
Mitchell Karman**	CCO & Counsel
Recep C. Kendircioglu**
Neal P. Kerins*
Frank Knox**	CCO – Retail Funds/Separate Accounts
Hung Ko***	Treasury
Diane R. Landers**
Scott Lively**
Jeffrey H. Long**
Jennifer Lundmark*
Patrick MacDonnell**
Nathaniel I. Margolis**	Chief Counsel
Christopher Maryanopolis*
Robert Maulden**
John B. Maynard**
Karen McCafferty**
Scott A. McFetridge**
Jonathan McGee**
Ann McNally*
Michael McNamara*
Steven E. Medina**
Maureen Milet**	CCO – Investments
Scott Morin*
Camille Mucci**
Jeffrey H. Nataupsky**
Scott Navin**
Sinead O’Connor*
Jacques Ouimet*
Jeffrey Packard**
Gary M. Pelletier**
David Pemstein**
Charlie Philbrook*
David Plumb*
Tracey Polsgrove*
Rahim Rajpur*
Jill Rebman***
Charles A. Rizzo**
Robert William Rizzo*
Susan Roberts*
Keri Rogers**
Ian Roke**
Josephine M. Rollka*
Ken Ross*
Ronald J. Rovner*
Devon Russell*
Lisa Anne Ryan*
Thomas Samoluk**
Emory W. Sanders*

Name and Principal Business Address	Position with Depositor
Jeffrey R. Santerre**
Martin C. Schafer*
Christopher L. Sechler**
Thomas Shea**
Gordon Shone**
Susan Simi**
Darren Smith**
Rob Stanley*
Paddy Subbaraman**
Wilfred Talbot*
Gary Tankersley*
Nathan Thooft**
Tony Todisco*
Brian E. Torrisi**
Len van Greuning*
Simonetta Vendittelli*	Controller
Peter de Vries*
Lisa Ann Welch**
Adam Wise**
R. Blake Witherington**
Sameh Youssef*
Ross Zilber*
*Principal Business Office is 200 Berkeley Street, Boston, MA 02116
**Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of the Depositor operating as a unit investment trust. The Registrant supports benefits payable under the Depositor's variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Variable Insurance Trust (formerly, John Hancock Trust) and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the “series” type.
As of the effective date of the registration statement, the Company and its affiliates are controlled by Manulife Financial Corporation.

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2018

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
40%
John Hancock Investment Management Services, LLC (Delaware)
60%
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
Manulife Asset Management (US) LLC (Delaware)
John Hancock Advisers, LLC[2] (Delaware)
99.9%
John Hancock Funds, LLC (Delaware)
John Hancock Insurance Agency, Inc. (Delaware)
John Hancock Reassurance Company Ltd. (Michigan)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
Manulife Asset Management Holdings (Canada) Inc. (Canada)
Manulife Asset Management Limited (Canada)
EIS Services (Bermuda) Limited (Bermuda)
Regional Power Inc. (Canada)
NAL Resources Management Limited (Canada)
Manulife Resources Limited (Canada)
Manulife Property Limited Partnership (Ontario)[5]
Manulife Property Limited Partnership II (Ontario)[4]
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Assurance Company of Canada (Canada)
Manulife Western Holdings Limited Partnership[3] (Alberta)
PT Asuransi Jiwa Manulife Indonesia[1] (Indonesia)
PT Manulife Asset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
Manulife Asset Management (Thailand) Company Limited (Thailand)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
Manulife Chinabank Life Assurance Corporation (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Holdings Berhad* (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management Services Berhad (Malaysia)
Manulife Life Insurance Company (Japan)
Manulife Asset Management (Japan) Limited (Japan)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Limited (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Indirect Control
Direct Control

[1] The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company
[2] The remaining 0.1% equity of John Hancock Advisers, LLC is indirectly held by The Manufacturers Investment Corporation
[3] 99% limited partnership interest is held by The Manufacturers Life Insurance Company
[4] 99% limited partnership interest is held by The Manufacturers Life Insurance Company
[5] 99% limited partnership interest is held by Manulife Property Limited Partnership II

This chart displays voting interest. All entities are 100% controlled unless otherwise indicated.

Item 29. Indemnification
The Form of Selling Agreement or Service Agreement between John Hancock Distributors LLC (“JH Distributors”) and various broker-dealers may provide that the selling broker-dealer indemnify and hold harmless JH Distributors and the Company, including their affiliates, officers, directors, employees and agents against losses, claims, liabilities or expenses (including reasonable attorney’s fees), arising out of or based upon a breach of the Selling or Service Agreement, or any applicable law or regulation or any applicable rule of any self-regulatory organization or similar provision consistent with industry practice.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a) Set forth below is information concerning other investment companies for which JH Distributors, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.
Name of Investment Company	Capacity in Which Acting
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account J	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account K	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter

(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JH Distributors and the following comprise the Board of Managers and Officers of JH Distributors.
Name	Title
James C. Hoodlet*	Director
Gary Tankersley*	Director, President and Chief Executive Officer
Alan Seghezzi**	Director
Martin Sheerin*	Director
Christopher Walker***	Director, Vice President, Investments
Tracy Lannigan**	Secretary
Brian Collins**	Vice President, US Taxation
Jeffrey H. Long**	Chief Financial Officer and Financial Operations Principal
*Principal Business Office is 200 Berkeley Street, Boston, MA 02116
**Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
(c) John Hancock Distributors LLC
Compensation received, directly or indirectly, from the Registrant by John Hancock Distributors LLC, the sole principal underwriter of the contracts funded by the Separate Account during the last fiscal year:
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
John Hancock Distributors LLC	$0	$0	$0	$0
Item 31. Location of Accounts and Records
The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: John Hancock Distributors LLC, 200 Berkeley Street, Boston, Massachusetts 02116, serves as Registrant’s distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. John Hancock Life Insurance Company (U.S.A.) (at the same address), in its capacity as Registrant’s depositor keeps all other records required by Section 31 (a) of the Act.
Item 32. Management Services
All management services contracts are discussed in Part A or Part B.
Item 33. Fee Representation
Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940
John Hancock Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to the Registration Statement to be signed on its behalf in the City of Boston, Commonwealth of Massachusetts, as of the 23rd day of April, 2019.
John Hancock Variable Life Account S
(Registrant)
By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
By: /s/ Marianne Harrison

Marianne Harrison
Principal Executive Officer
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(Depositor)
By: /s/ Marianne Harrison

Marianne Harrison
Principal Executive Officer

Signatures
Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities indicated as of the 23rd day of April, 2019.
Signatures	Title
/s/ Simonetta Vendittelli Simonetta Vendittelli	Vice President and Controller
/s/ Martin Sheerin Martin Sheerin	Senior Vice President and Chief Financial Officer
* Marianne Harrison	Chair, President and Chief Executive Officer
* Paul M. Connolly	Director
* James D. Gallagher	Director
* Rex Schlaybaugh, Jr.	Director
* Brooks Tingle	Director
* John G. Vrysen	Director
* Linda A. Davis Watters	Director
Henry H. Wong	Director
/s/James C. Hoodlet James C. Hoodlet
*Pursuant to Power of Attorney

This disclosure is distributed to policy owners of variable life insurance policies issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and offering interests in John Hancock Variable Life Account S (the “Account” or “Separate Account”). Certain of the investment options described in this disclosure may not be available to you under your policy. You may contact the John Hancock Service Office for more information at 1-800-827-4546 or write to us at Life Post Issue, John Hancock Life Insurance Company, PO Box 55979, Boston, MA 02205. For Majestic and COLI products, you may contact us at 1-800-521-1234 or write to us at the above address.
Certain of the investment options listed below are offered under variable life insurance policies (“policies”) bearing the following titles:
Medallion Executive Variable Life
Medallion Executive Variable Life II
Medallion Executive Variable Life III
Majestic Variable Universal Life
Majestic Variable Universal Life 98
Variable Master Plan Plus
Majestic Variable COLI
Variable Estate Protection
Majestic Variable Estate Protection
Majestic Variable Estate Protection 98
Variable Estate Protection Plus
Variable Estate Protection Edge
Performance Survivorship Variable Universal Life
Majestic Performance Survivorship Variable Universal Life
Performance Executive Variable Life
500 Index
Active Bond
American Asset Allocation
American Global Growth
American Growth
American Growth-Income
American International
Blue Chip Growth
Capital Appreciation
Capital Appreciation Value
Core Bond
Emerging Markets Value
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Value
Global
Global Bond
Health Sciences
High Yield
International Equity Index
International Growth Stock
International Small Company
International Value
Investment Quality Bond
Lifestyle Balanced
Lifestyle Conservative
Lifestyle Growth
Lifestyle Moderate
Managed Volatility Aggressive
Managed Volatility Balanced
Managed Volatility Conservative
Managed Volatility Growth
Managed Volatility Moderate
Mid Cap Index
Mid Cap Stock
Mid Value
Money Market
PIMCO VIT All Asset
Real Estate Securities
Science & Technology
Select Bond
Short Term Government Income
Small Cap Index
Small Cap Opportunities
Small Cap Stock
Small Cap Value
Small Company Value
Strategic Income Opportunities
Total Bond Market
Total Stock Market Index
Ultra Short Term Bond
Utilities
M Capital Appreciation
M International Equity
M Large Cap Growth
M Large Cap Value

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may no longer receive paper copies of the shareholder reports for the Portfolios offered through your John Hancock life insurance policy unless you specifically request paper copies from John Hancock. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time reports are posted and be provided with a website link to access those reports. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action.
Alternatively, you may request to receive reports in paper, free of charge, at any time, by calling John Hancock at 800-827-4546. Your election to receive reports in paper will apply to all Portfolios offered within your life insurance policy.
1

Market timing and disruptive trading risks
The policy is not designed for professional market timers or highly active traders, including persons or entities that engage in programmed, large or frequent transfers among the investment accounts or between the investment accounts and any available fixed account. The policy is also not designed to accommodate trading that results in transfers that are large in relation to the total assets of the underlying portfolio.
Variable investment accounts in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment accounts on a daily basis and allow transfers among investment accounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of investment accounts or to make large transfers in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in an investment account can be harmed by large or frequent transfer activity. For example, such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio’s investment objectives and policies. This could include causing the portfolio to maintain higher levels of cash than would otherwise be the case, or liquidating investments prematurely. Accordingly, frequent or large transfers may result in dilution with respect to interests held for long-term investment and adversely affect policy owners, beneficiaries and the underlying portfolios.
To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period,
(ii) restricting the dollar amount of transfers,
(iii) restricting transfers into and out of certain investment accounts,
(iv) restricting the method used to submit transfers, and
(v) deferring a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.
We may also impose additional administrative conditions upon, or prohibit a transfer request made by a third party giving instructions on behalf of multiple policies, whether owned by the same owner or different owners. If you engage a third party for asset allocation services, then you may be subject to these transfer restrictions because of the actions of that party in providing those services. We will notify the third party you have engaged if we exercise this right.
While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long-term investors.
Total annual portfolio operating expenses
The following table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment account offered through the policies, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets. For more information, please refer to the prospectus for the underlying portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses[1]	0.42%	1.87%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.25% and 1.75%, respectively.
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Table of Variable Investment Accounts and Investment Subadvisers
Please note that certain of the investment options described in this table may not be available to you under your policy.
When you select a Separate Account variable investment account, we invest your money in shares of a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) or M Fund, Inc. (the “M Fund”)), and hold the shares in a subaccount of the Separate Account. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account variable investment options you select. For more information, please refer to the prospectus for the underlying portfolio.
The JHVIT, the PIMCO Trust, and the M Fund are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
Each of the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, and American International portfolios invests in shares of the corresponding investment portfolio of the Trust. The American Asset Allocation, American Global Growth, American Growth, American Growth-Income, and American International portfolios (“American Portfolios”) operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the American Portfolios of the Trust for the marketing support services it provides.
The M Capital Appreciation, M International Equity, M Large Cap Growth and M Large Cap Value portfolios are series of the M Fund, an open-end management investment company registered under the 1940 Act. The assets of these subaccounts are invested in the corresponding portfolios of the M Fund. M Financial Investment Advisers, Inc. (“M Financial”) is the investment adviser for all portfolios of the M Fund. The entities shown in the table below as “Portfolio Managers” of the M Fund portfolios are sub-investment advisers selected by M Financial and are the entities that manage the portfolio’s assets.
The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. Compensation payments may be made by a portfolio’s investment adviser or its affiliates. The compensation payments are based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the prospectus for the underlying portfolio.
The following table provides a general description of the portfolios that underlie the variable investment accounts we make available under the policy. You bear the investment risk of any portfolio you choose as a variable investment account for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment account.
The variable investment accounts in the Separate Account are not publicly traded mutual funds. The variable investment accounts are only available to you as variable investment accounts in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the variable investment accounts also may be available through participation in certain qualified pension or retirement plans. The
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portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any variable investment account described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the variable investment accounts of our Separate Account.
The portfolios available under the policies, the investment subadvisers (engaged by JHIMS, M Financial or PIMCO) and the investment objective for each portfolio are described in the table below. For additional information regarding these portfolios’ investment objectives and strategies, policies and restrictions of and the risks relating to investment in the portfolios, please refer to the prospectus for the underlying portfolio.
Portfolio	Subadviser	Investment Objective
500 Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
American Asset Allocation	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term.
American Global Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital.
American Growth–Income	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital and income.
American International	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective.
Capital Appreciation	Jennison Associates LLC	To seek to provide long-term growth of capital.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Core Bond	Wells Capital Management, Incorporated	To seek to provide total return consisting of income and capital appreciation.
Emerging Markets Value	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
Equity Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital.
Financial Industries	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide growth of capital.
Fundamental All Cap Core	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental Large Cap Value	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term capital appreciation.
Global	Templeton Global Advisors Limited	To seek to provide long-term capital appreciation.
Global Bond	Pacific Investment Management Company LLC	To seek to provide maximum total return, consistent with preservation of capital and prudent investment management.
Health Sciences	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
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Portfolio	Subadviser	Investment Objective
High Yield	Western Asset Management Company	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
International Equity Index	SSGA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock	Invesco Advisers, Inc.	To seek to provide long-term growth of capital.
International Small Company	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
International Value	Templeton Investment Counsel, LLC	To seek to provide long-term growth of capital.
Investment Quality Bond	Wellington Management Company LLP	To seek to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income with some consideration given to growth of capital.
Lifestyle Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Lifestyle Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Managed Volatility Aggressive	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
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Portfolio	Subadviser	Investment Objective
Managed Volatility Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index.
Mid Cap Stock	Wellington Management Company LLP	To seek to provide long-term growth of capital.
Mid Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available)	Pacific Investment Management Company LLC	To seek to provide maximum real return, consistent with preservation of real capital and prudent investment management.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to provide a combination of long-term capital appreciation and current income.
Science & Technology	Allianz Global Investors U.S. LLC; and T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is incidental to the portfolio’s objective.
Select Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index.
Small Cap Opportunities	Dimensional Fund Advisors LP; and GW&K Investment Management, LLC	To seek to provide long-term capital appreciation.
Small Cap Stock	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Cap Value	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Company Value	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income.
Total Bond Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.*
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Portfolio	Subadviser	Investment Objective
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index.
Ultra Short Term Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Utilities	Massachusetts Financial Services Company	To seek to provide capital growth and current income (income above that available from the portfolio invested entirely in equity securities).
M Capital Appreciation (a series of M Fund, Inc.)	Frontier Capital Management Company, LLC	To seek to provide maximum capital appreciation.
M International Equity (a series of M Fund, Inc.)	Northern Cross, LLC	To seek to provide long-term capital appreciation.
M Large Cap Growth (a series of M Fund, Inc.)	DSM Capital Partners LLC	To seek to provide long-term capital appreciation.
M Large Cap Value (a series of M Fund, Inc.)	AJO, LP	To seek to provide long-term capital appreciation.

*  The Barclays U.S. Aggregate Bond Index represents the U.S. investment grade bond market.
Tax considerations
This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.
General
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our policy holder reserves. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a charge we may impose against the Separate Account to compensate us for the cost of a delay in the deductibility of deferred acquisition costs (the “DAC tax” adjustment) pursuant to section 848 of the Internal Revenue Code. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that is passed through to policy owners.
The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes where applicable. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.
Death benefit proceeds and other policy distributions
Generally, death benefits paid under policies such as yours are not subject to income tax unless policy ownership has been transferred in exchange for payment. Earnings on your account value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or
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part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. Any portion not treated as a return of your premiums would be includible in your income.
Please note that certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.
However, some of the tax rules change if your policy becomes a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. In that case, additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)
We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.
If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. (As noted above, a transfer of the policy for valuable consideration may limit the exclusion of death benefits from the beneficiary's income.) In addition, if your policy offers a Long-Term Care Rider, and you have elected it, the rider's benefits generally will be excludable from gross income under the Internal Revenue Code. The tax-free nature of these accelerated benefits is contingent on the rider meeting specific requirements under section 101 and/or section 7702B of the Internal Revenue Code. The riders are intended to meet these standards.
If you have elected a Long-Term Care Rider, we caution you that there is a significant risk that ownership by anyone other than the person insured by the policy will cause adverse tax consequences. If the owner of the policy is not the insured person, benefit payments may be included in the owner's income, and the death benefit may be part of the insured person's estate for purposes of the Federal estate tax. A policy with a Long-Term Care Rider should not be purchased by or transferred to a person other than the insured person unless you have carefully reviewed the tax implications with your tax adviser.
Increases in account value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed only on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it were a result of the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).
Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership. If your policy offers a Long-Term Care Rider, and if you have elected it, deductions from policy value to pay the rider charges will reduce your investment in the contract, but will not be included in income even if you have recovered all of your investment in the contract.
It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of amounts permitted under section 7702, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.
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Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.
Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.
Policy loans
We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, an amount equal to any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Diversification rules and ownership of the Separate Account
Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investor control” over the underlying assets.
In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the Separate Account used to support the policy. In those circumstances, income and gains from the Separate Account assets would be includible in the policy owner's gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of Separate Account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 (T.D. 8101) stated that guidance would be issued in the form of regulations or rulings on “the extent to which policyholders may direct their investments to particular sub-accounts of a Separate Account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of Separate Account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Separate Account.
We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
7-pay premium limit and modified endowment contract status
At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.
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The 7-pay limit at any time during the first seven contract years is the total of net level premiums that would have been payable at or before that time under a comparable fixed policy that would be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.
Policies classified as modified endowment contracts are subject to the following tax rules:
•	First, all withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the withdrawal over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.
•	Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.
•	Third, a 10% additional penalty tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
•	is made on or after the date on which the policy owner attains age 59½;
•	is attributable to the policy owner becoming disabled; or
•	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.
These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.
Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.
Moreover, under a policy insuring a single life, if there is a reduction in benefits (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, a reduction in benefits under the policy at any time will require re-testing. For such a policy the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
If your policy is issued as a result of an exchange subject to section 1035 of the Internal Revenue Code, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice. A new policy issued in exchange for a modified endowment contract will also be a modified endowment contract regardless of any change in the death benefit.
All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the rules on taxation of withdrawals from modified endowment contracts. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
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Corporate and H.R. 10 retirement plans
The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.
Withholding
To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions. Electing to have no withholding will not reduce your tax liability and may expose you to penalties under the rules governing payment of estimated taxes.
Life insurance purchases by residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.
Life insurance purchases by non-resident aliens
If you are not a U.S. citizen, U.S. resident alien or other U.S. person, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.
Life insurance owned by citizens or residents living abroad
If you are a U.S. citizen or permanent resident living outside the United States, you are still subject to income taxation by the United States. Since many countries tax on the basis of domicile, you may also be subject to tax in the country or territory in which you are living. The tax-deferred accumulation of gain that a life insurance policy provides under United States tax law may not be available under the tax laws of the country in which you are living. If you are living outside the United States or planning to do so, you should consult with a qualified tax adviser before purchasing or retaining ownership of a policy. If your policy is issued as a result of an exchange of a policy owned or issued outside the United States, the country or territory in which you reside may still tax you on the surrender of the policy replaced through the exchange. You should consult with a qualified tax adviser before exchanging your policy issued outside of the United States for one issued within the United States.
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In addition to the disclosure contained herein, John Hancock USA has filed with the SEC a prospectus and a Statement of Additional Information (the “SAI”) which contains additional information about John Hancock USA and the Separate Account, including information on our history, services provided to the Separate Account, legal and regulatory matters and the audited financial statements of John Hancock USA and the Separate Account. The SAI and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Servicing Office. You should also contact the John Hancock USA Servicing Office to request any other information about your policy or to make any inquiries about its operation.
Information about the Separate Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.